UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04415

College Retirement Equities Fund

(Exact name of registrant as specified in charter)

730 Third Avenue

New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Rachael M. Zufall, Esq.

College Retirement Equities Fund

8500 Andrew Carnegie Boulevard

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: (704) 595-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1.	Reports to Stockholders.

June 30, 2024
College Retirement
Equities Fund
This semi-annual report contains the Accounts' unaudited financial statements.
Account Name Class R4 Class R3 Class R2 Class R1
CREF Stock Account QCSTFX QCSTIX QCSTPX QCSTRX
CREF Global Equities Account QCGLFX QCGLIX QCGLPX QCGLRX
CREF Growth Account QCGRFX QCGRIX QCGRPX QCGRRX
CREF Equity Index Account QCEQFX QCEQIX QCEQPX QCEQRX
CREF Core Bond Account QCBMFX QCBMIX QCBMPX QCBMRX
CREF Inflation-Linked Bond Account QCILFX QCILIX QCILPX QCILRX
CREF Social Choice Account QSCCFX QCSCIX QCSCPX QCSCRX
CREF Money Market Account QCMMFX QCMMIX QCMMPX QCMMRX

Table of Contents
Letter to CREF Participants 3
About the Accounts’ Benchmarks 5
Account Performance 6
Expense Examples 14
Summary Portfolio of Investments 16
Statement of Assets and Liabilities 38
Statement of Operations 40
Statement of Changes in Net Assets 42
Financial Highlights 46
Notes to Financial Statements 62
Additional Account Information 79
Approval of Investment Management Agreement 80
Liquidity Risk Management Program 86
Additional Information About Index Providers 87

Letter to CREF Participants
3
Colbert Narcisse
Maintaining a long-term perspective
Financial markets generally performed well in the first half of 2024. Yet, uncertainty regarding the future direction of interest rates, as well as potential shifts in global economic data and ongoing geopolitical events, have surely given investors much to think about. However, despite these challenges, global economies remained resilient, and most asset classes saw gains in the first half of 2024.
While no one definitively knows where financial markets are headed for the balance of 2024 and beyond, it’s important to keep long-term investment goals in mind during periods of uncertainty. We believe that a well-thought-out financial plan and a professionally managed portfolio, diversified among stocks, bonds and other asset classes, can help you stay on track to achieve your long-term investment objectives. Nevertheless, please keep in mind that past performance cannot guarantee future results, and diversification does not guarantee against market losses.
Overview of the markets and economy
U.S. and international stock markets advanced for the six-month period as economies generally grew and the rate of inflation slowed. Both the U.S. economy and the economy of the 20-nation euro area expanded in the first half of 2024.
China’s economy also grew but continued to be hampered by a persistent real estate downturn. Global central banks generally refrained from further interest-
rate increases as the pace of inflation eased. During the period, the U.S. Federal
Reserve and Bank of England left interest rates unchanged at 5.25%–5.50% and
5.25%, respectively, but both are expected to pivot to an easing stance soon.
However, the European Central Bank lowered its suite of benchmark rates in June
2024.
Returns for four CREF Accounts that invest primarily in stocks ranged from
22.2% for the Growth Account to 11.2% for the Stock Account.
The balanced, Social Choice Account which invests in a mix of stocks and bonds, gained 5.6%.
The Inflation-Linked Bond Account gained 1.6%, the Core Bond Account rose
0.2%, and the Money Market Account advanced 2.6%.
Most accounts outperformed their respective benchmarks for the six-month period. All account returns are for Class R3.
Stocks posted gains, while bonds lost ground
For the six-month period, U.S. stocks, as represented by the Russell 3000® Index, gained 13.6%. International equities, as measured by the MSCI EAFE® Index, advanced 5.3%. The U.S. investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, returned −0.7%. Yields on U.S. fixed-
income securities rose across most maturities. However, short-term maturities either declined or only increased modestly. (Bond yields move in the opposite direction of prices.)

Letter to CREF Participants
(continued)
4
CREF performance review
In a positive period for most financial markets, all CREF Accounts posted gains for the first six months of 2024. Overall, stocks outperformed bonds, and U.S. equities outperformed international stocks. The Growth Account returned 22.2% and outperformed the Russell 1000® Growth Index. The passively managed Equity Index Account gained 13.4%. The Global
Equities Account rose 13.0% and exceeded the MSCI All Country World Index (MSCI ACWI) return. The Stock Account gained
11.2% and outperformed its Morningstar Aggressive Target Risk Index benchmark as well as its Composite benchmark.
The Social Choice Account, which excludes certain stocks and bonds due to environmental, social and governance criteria, advanced 5.6% and outperformed its Morningstar Moderate Target Risk Index benchmark but lagged its Composite benchmark.
Among fixed-income accounts, the Inflation-Linked Bond Account advanced 1.6%, outpacing the Bloomberg U.S. Treasury
Inflation-Protected Securities (TIPS) 1–10 Year Index. The Core Bond Account rose 0.2%, surpassing the Bloomberg U.S.
Aggregate Bond Index. The Money Market Account gained 2.6% and exceeded the iMoneyNet Money Fund Averages™—All
Government.
TIAA is here to help
If you have any questions or concerns about your investments, we encourage you to speak with your financial advisor or call a
TIAA financial consultant. To learn more, visit us at TIAA.org or call 800-842-2252. We would be pleased to assist you.
Best regards,
Colbert G. Narcisse
President and Chief Executive Officer of CREF

5
About the Accounts’ Benchmarks
CREF Stock Account
The Account’s composite benchmark is a weighted average of two unmanaged indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market, and the MSCI All Country World (ACWI) ex USA Investable Market
Index (IMI), which measures the performance of large and mid-cap stocks in 46 developed- and emerging-markets nations throughout the world, excluding the United States.
The Morningstar Aggressive Target Risk Index is a broad-based securities market index for the Stock Account and has a
95% global equity market exposure and a multi-asset class exposure that is similar to the Stock Account.
CREF Global Equities Account
The Account’s benchmark is the MSCI All Country World Index (ACWI): An index designed to measure the performance of large and mid-cap stocks across 23 developed and 24 emerging markets. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
CREF Growth Account
The Account’s benchmark is the Russell 1000® Growth Index: An index designed to measure the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
CREF Equity Index Account
The Account’s benchmark is the Russell 3000 Index: An index designed to measure the performance of the stocks of the
3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
CREF Core Bond Account
The Account’s benchmark is the Bloomberg U.S. Aggregate Bond Index: An index designed to measure the performance of the
USD-denominated, fixed-rate, U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
CREF Inflation-Linked Bond Account
The Account’s benchmark is the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index: An index designed to measure the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
CREF Social Choice Account
The Account’s composite benchmark is a weighted average of three unmanaged indexes: the S&P 500 Index, which is generally considered a representative of the U.S. equity market; Bloomberg U.S. Aggregate Bond Index, which measures the performance of the USD-denominated, fixed-rate, U.S. investment grade taxable bond market; and the MSCI EAFE Index, which measures the performance of large and mid-cap securities across 21 developed market countries, excluding the United States and Canada.
The Morningstar Moderate Target Risk Index is a broad-based securities market index for the Social Choice Account. The index has a multi-asset class exposure (60% global equity, 40% global fixed income) that is similar to the Social Choice
Account.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the accounts’
latest prospectus.
London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. EAFE stands for Europe, Australasia, Far East.

CREF Stock Account
6
Performance as of June 30, 2024
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org or nuveen.com.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Account profile Portfolio composition Holdings by country
Total return
Average annual total
return
Estimated
annual
Stock Account
Inception
date 6 months 1 year 5 years 10 years
operating
expenses
*
Class R4 9/16/2022 11 .26% 19 .67% 11 .13%
†
9 .20%
†
0 .100%
Class R3 7/31/1952 11 .17 19 .47 11 .07 9 .17 0 .255
Class R2 4/24/2015 11 .14 19 .40 11 .01 9 .11
†
0 .320
Class R1 4/24/2015 11 .05 19 .22 10 .83 8 .91
†
0 .485
Broad market index
Morningstar Aggressive Target Risk Index
– 6 .84 14 .87 8 .90 7 .83 –
CREF Stock Account Composite Index
‡
– 10 .63 19 .02 11 .37 9 .58 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Classes R1, R2 and R4 that is prior to their respective inception dates is based on the performance of the Account’s Class R3. The performance for
Classes R1 and R2 for periods prior to their inception has not been restated to reflect the current expenses of Classes R1 or R2, which may be higher or lower than Class R3 for the same period. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.
‡
As of the close of business on June 30, 2024, the CREF Stock Account Composite Index consisted of: 65.0% Russell 3000® Index and 35.0% MSCI ACWI ex USA IMI. The Account’s
benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
as of 6/30/2024
Net assets $
125.93
billion
Portfolio turnover rate
*
19%
Number of holdings 8,302
*
The portfolio turnover rate covers the six-month period
from January 1, 2024–June 30, 2024, and is not
annualized.
% of net assets
as of 6/30/2024
Information technology 24.8
Financials 15.7
Consumer discretionary 11.1
Health care 11.1
Industrials 10.7
Communication services 6.9
Consumer staples 5.5
Energy 4.6
Materials 4.2
Utilities 2.4
Real estate 2.4
Government bonds 0.0
Short-term investments 0.4
Investments purchased with collateral
from securities lending 0.7
Other assets & liabilities, net -0.5
Total 100.0
% of portfolio investments
as of 6/30/2024
United States 66.9
Japan 5.0
United Kingdom 2.5
China 2.2
Taiwan 2.1
Canada 2.1
France 1.9
India 1.9
Germany 1.8
Netherlands 1.6
63 other nations 10.9
Short-term investments 0.4
Investments purchased with
collateral from securities lending 0.7
Total 100.0

CREF Global Equities Account
7
Performance as of June 30, 2024
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org or nuveen.com.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Account profile Portfolio composition Holdings by country
Total return
Average annual total
return
Estimated
annual
Global Equities Account
Inception
date 6 months 1 year 5 years 10 years
operating
expenses
*
Class R4 9/16/2022 13 .09% 21 .40% 12 .24%
†
9 .06%
†
0 .095%
Class R3 5/1/1992 13 .00 21 .20 12 .17 9 .03 0 .250
Class R2 4/24/2015 12 .96 21 .13 12 .11 8 .96
†
0 .315
Class R1 4/24/2015 12 .87 20 .94 11 .93 8 .76
†
0 .480
MSCI All Country World Index
– 11 .30 19 .38 10 .76 8 .43 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Classes R1, R2 and R4 that is prior to their respective inception dates is based on the performance of the Account’s Class R3. The performance for
Classes R1 and R2 for periods prior to their inception has not been restated to reflect the current expenses of Classes R1 or R2, which may be higher or lower than Class R3 for the same period. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.
as of 6/30/2024
Net assets $
29.03
billion
Portfolio turnover rate
*
17%
Number of holdings 1,993
*
The portfolio turnover rate covers the six-month period
from January 1, 2024–June 30, 2024, and is not
annualized.
% of net assets
as of 6/30/2024
Information technology 26.7
Financials 15.3
Health care 10.9
Consumer discretionary 10.4
Industrials 9.9
Communication services 6.7
Consumer staples 6.5
Energy 5.4
Materials 4.8
Utilities 1.7
Real estate 0.6
Short-term investments 1.2
Investments purchased with collateral
from securities lending 0.4
Other assets & liabilities, net -0.5
Total 100.0
% of portfolio investments
as of 6/30/2024
United States 66.7
Japan 6.2
Taiwan 2.5
Canada 2.1
United Kingdom 2.1
China 1.8
France 1.7
India 1.7
Germany 1.7
Denmark 1.6
40 other nations 10.3
Short-term investments 1.2
Investments purchased with
collateral from securities lending 0.4
Total 100.0

CREF Growth Account
8
Performance as of June 30, 2024
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org or nuveen.com.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Account profile Portfolio composition
Total return
Average annual total
return
Estimated
annual
Growth Account
Inception
date 6 months 1 year 5 years 10 years
operating
expenses
*
Class R4 9/16/2022 22 .31% 36 .78% 17 .27%
†
15 .15%
†
0 .070%
Class R3 4/29/1994 22 .21 36 .56 17 .20 15 .12 0 .225
Class R2 4/24/2015 22 .17 36 .47 17 .13 15 .05
†
0 .290
Class R1 4/24/2015 22 .07 36 .27 16 .95 14 .84
†
0 .455
Russell 1000® Growth Index
– 20 .70 33 .48 19 .34 16 .33 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Classes R1, R2 and R4 that is prior to their respective inception dates is based on the performance of the Account’s Class R3. The performance for
Classes R1 and R2 for periods prior to their inception has not been restated to reflect the current expenses of Classes R1 or R2, which may be higher or lower than Class R3 for the same period. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.
as of 6/30/2024
Net assets $
40.24
billion
Portfolio turnover rate
*
8%
Number of holdings 88
*
The portfolio turnover rate covers the six-month period
from January 1, 2024–June 30, 2024, and is not
annualized.
% of net assets
as of 6/30/2024
Information technology 46.3
Consumer discretionary 13.2
Communication services 12.3
Health care 10.6
Financials 7.5
Industrials 4.5
Consumer staples 3.7
Materials 1.4
Energy 0.3
Short-term investments 0.3
Investments purchased with collateral
from securities lending 0.1
Other assets & liabilities, net -0.2
Total 100.0

CREF Equity Index Account
9
Performance as of June 30, 2024
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org or nuveen.com.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Account profile Portfolio composition
Total return
Average annual total
return
Estimated
annual
Equity Index Account
Inception
date 6 months 1 year 5 years 10 years
operating
expenses
*
Class R4 9/16/2022 13 .52% 23 .13% 14 .04%
†
11 .97%
†
0 .030%
Class R3 4/29/1994 13 .43 22 .93 13 .98 11 .94 0 .185
Class R2 4/24/2015 13 .39 22 .85 13 .91 11 .87
†
0 .250
Class R1 4/24/2015 13 .30 22 .67 13 .73 11 .67
†
0 .415
Russell 3000® Index
– 13 .56 23 .13 14 .14 12 .15 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Classes R1, R2 and R4 that is prior to their respective inception dates is based on the performance of the Account’s Class R3. The performance for
Classes R1 and R2 for periods prior to their inception has not been restated to reflect the current expenses of Classes R1 or R2, which may be higher or lower than Class R3 for the same period. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.
as of 6/30/2024
Net assets $
24.76
billion
Portfolio turnover rate
*
1%
Number of holdings 2,801
*
The portfolio turnover rate covers the six-month period
from January 1, 2024–June 30, 2024, and is not
annualized.
% of net assets
as of 6/30/2024
Information technology 30.1
Financials 13.1
Health care 11.7
Consumer discretionary 10.2
Industrials 9.4
Communication services 8.6
Consumer staples 5.4
Energy 3.8
Materials 2.5
Real estate 2.5
Utilities 2.2
Short-term investments 0.5
Investments purchased with collateral
from securities lending 0.3
Other assets & liabilities, net -0.3
Total 100.0

CREF Core Bond Account
10
Performance as of June 30, 2024
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance and 30-day
SEC yield information, including performance to the most recent month-end, please visit TIAA.org or nuveen.com.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Account profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
methodology, which uses the median rating of those
compiled by the Moody’s, Standard & Poor’s and Fitch
ratings agencies. If ratings are available from only two of
these agencies, the lower rating is used. When only one
rating is available, that one is used. These ratings are
subject to change without notice.
Total return
Average annual total
return
Estimated
annual
Core Bond Account
Inception
date 6 months 1 year 5 years 10 years
operating
expenses
*
Class R4 9/16/2022 0 .23% 3 .92% 0 .26%
†
1 .68%
†
0 .095%
Class R3 3/1/1990 0 .15 3 .74 0 .20 1 .65 0 .250
Class R2 4/24/2015 0 .12 3 .68 0 .14 1 .59
†
0 .315
Class R1 4/24/2015 0 .04 3 .52 - 0 .02 1 .41
†
0 .480
Bloomberg U.S. Aggregate Bond Index
– - 0 .71 2 .63 - 0 .23 1 .35 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Classes R1, R2 and R4 that is prior to their respective inception dates is based on the performance of the Account’s Class R3. The performance for
Classes R1 and R2 for periods prior to their inception has not been restated to reflect the current expenses of Classes R1 or R2, which may be higher or lower than Class R3 for the same period. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.
as of 6/30/2024
Net assets $
10.73
billion
Portfolio turnover rate
*
47%
Portfolio turnover rate,
excluding mortgage
dollar-roll transactions
*
40%
Number of issues 1,809
Option-adjusted duration
‡
6.17 years
Average maturity
§
8.74 years
*
The portfolio turnover rate covers the six-month period
from January 1, 2024–June 30, 2024, and is not
annualized.
‡
Option-adjusted duration estimates how much the
value of a bond portfolio would be affected by a
change in prevailing interest rates, taking into account
the options embedded in the individual securities. The
longer a portfolio’s duration, the more sensitive it is to
changes in interest rates.
§
Average maturity is a simple average of the maturities
of all the bonds in an account's portfolio. The maturity
of a bond is the amount of time until the bond’s
principal becomes due or payable.
% of net assets
as of 6/30/2024
Government bonds
50.3
Corporate bonds
31.2
Structured assets
15.8
Bank loan obligations
0.3
Preferred stocks
0.0
Short-term investments 1.5
Investments purchased with collateral
from securities lending 0.3
Other assets & liabilities, net 0.6
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 6/30/2024
Less than 1 year 3.9
1-3 years 18.8
3-5 years 16.3
5-10 years 40.2
Over 10 years 20.8
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 6/30/2024
U.S. Treasury & U.S. agency securities* 41.1
Aaa/AAA 7.6
Aa/AA 8.4
A/A 16.2
Baa/BBB 22.5
Ba/BB 2.1
B/B 0.7
Below B/B 0.1
Non-rated 1.3
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

CREF Inflation-Linked Bond Account
11
Performance as of June 30, 2024
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org or nuveen.com.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Account profile Portfolio composition Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
methodology, which uses the median rating of those
compiled by the Moody’s, Standard & Poor’s and Fitch
ratings agencies. If ratings are available from only two of
these agencies, the lower rating is used. When only one
rating is available, that one is used. These ratings are
subject to change without notice.
Total return
Average annual total
return
Estimated
annual
Inflation-Linked Bond Account
Inception
date 6 months 1 year 5 years 10 years
operating
expenses
*
Class R4 9/16/2022 1 .67% 4 .69% 2 .87%
†
2 .07%
†
0 .060%
Class R3 5/1/1997 1 .58 4 .52 2 .81 2 .04 0 .215
Class R2 4/24/2015 1 .55 4 .45 2 .75 1 .98
†
0 .280
Class R1 4/24/2015 1 .47 4 .30 2 .59 1 .80
†
0 .445
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index
– 1 .38 4 .26 2 .67 2 .05 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Classes R1, R2 and R4 that is prior to their respective inception dates is based on the performance of the Account’s Class R3. The performance for
Classes R1 and R2 for periods prior to their inception has not been restated to reflect the current expenses of Classes R1 or R2, which may be higher or lower than Class R3 for the same period. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.
as of 6/30/2024
Net assets $
6.97
billion
Portfolio turnover rate
*
14%
Number of issues 182
Option-adjusted duration
‡
4.49 years
Average maturity
§
4.94 years
*
The portfolio turnover rate covers the six-month period
from January 1, 2024–June 30, 2024, and is not
annualized.
‡
Option-adjusted duration estimates how much the
value of a bond portfolio would be affected by a
change in prevailing interest rates, taking into account
the options embedded in the individual securities. The
longer a portfolio’s duration, the more sensitive it is to
changes in interest rates.
§
Average maturity is a simple average of the maturities
of all the bonds in an account's portfolio. The maturity
of a bond is the amount of time until the bond’s
principal becomes due or payable.
% of net assets
as of 6/30/2024
Government bonds
92.9
Structured assets
3.9
Corporate bonds
2.5
Bank loan obligations
0.3
Common stocks
0.2
Short-term investments 0.0
Investments purchased with collateral
from securities lending 0.1
Other assets & liabilities, net 0.1
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 6/30/2024
Less than 1 year 3.8
1-3 years 28.7
3-5 years 29.7
5-10 years 37.6
Over 10 years 0.2
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 6/30/2024
U.S. Treasury & U.S. agency securities* 92.1
Aaa/AAA 1.3
Aa/AA 0.7
A/A 1.0
Baa/BBB 2.8
Ba/BB 1.2
B/B 0.2
Non-rated 0.7
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.

CREF Social Choice Account
12
Performance as of June 30, 2024
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org or nuveen.com.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Account profile Portfolio composition Holdings by maturity
Total return
Average annual total
return
Estimated
annual
Social Choice Account
§
Inception
date 6 months 1 year 5 years 10 years
operating
expenses
*
Class R4 9/16/2022 5.70% 12.12% 7.09%
†
6.46%
†
0.065%
Class R3 3/1/1990 5.62 11.93 7.02 6.43 0.220
Class R2 4/24/2015 5.58 11.86 6.96 6.36
†
0.285
Class R1 4/24/2015 5.50 11.69 6.79 6.17
†
0.450
Broad market index
Morningstar Moderate Target Risk Index
– 4.19 10.34 5.83 5.56 –
CREF Social Choice Account Composite Index
‡
– 6.53 12.92 7.26 6.69 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Classes R1, R2 and R4 that is prior to their respective inception dates is based on the performance of the Account’s Class R3. The performance for
Classes R1 and R2 for periods prior to their inception has not been restated to reflect the current expenses of Classes R1 or R2, which may be higher or lower than Class R3 for the same period. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.
‡
As of the close of business on June 30, 2024, the CREF Social Choice Composite Index consisted of: 42.0% S&P 500® Index, 40.0% Bloomberg U.S. Aggregate Bond Index
and 18.0% MSCI EAFE® Index. The Account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§
Effective May 1, 2024, the equity components of the Account's Composite Index changed from the Russell 3000 Index to the S&P 500 Index and from the MSCI
EAFE + Canada Index to the MSCI EAFE Index. The returns of the S&P 500 Index and the MSCI EAFE Index are more appropriate for comparison purposes due to the investment strategy of the Account to seek to achieve the returns of the U.S. stock market and foreign stock markets, while taking into consideration certain ESG criteria.
as of 6/30/2024
Net assets $
21.30
billion
Portfolio turnover rate
*
58%
Portfolio turnover rate,
excluding mortgage
dollar-roll transactions
*
57%
Equity segment
Number of holdings 528
Fixed-income segment
Number of issues 1,042
Option-adjusted duration
‡
6.15 years
Average maturity
§
9.37 years
*
The portfolio turnover rate covers the six-month period
from January 1, 2024–June 30, 2024, and is not
annualized.
‡
Option-adjusted duration estimates how much the
value of a bond portfolio would be affected by a
change in prevailing interest rates, taking into account
the options embedded in the individual securities. The
longer a portfolio’s duration, the more sensitive it is to
changes in interest rates.
§
Average maturity is a simple average of the maturities
of all the bonds in an account's portfolio. The maturity
of a bond is the amount of time until the bond’s
principal becomes due or payable.
% of net assets
as of 6/30/2024
Equity Investments 59.5
Fixed-income securities 39.5
Short-term investments 0.5
Investments purchased with collateral
from securities lending 0.5
Other assets & liabilities, net -0.0
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 6/30/2024
Less than 1 year 4.0
1-3 years 14.6
3-5 years 13.0
5-10 years 46.2
Over 10 years 22.2
Total 100.0

CREF Money Market Account
13
Performance as of June 30, 2024
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org or nuveen.com.
You could lose money by investing in this Account. Because the accumulation unit value of the Account will fluctuate, the value of your investment may increase or decrease. An investment in the Account is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Account's sponsor has no legal obligation to provide support to the Account, and you should not expect that the sponsor will provide financial support to the Account at any time. For a detailed discussion of risk, please see the prospectus. The current yield more closely reflects current earnings than does the total return.
Note: Unlike most money market funds, the CREF Money Market Account does not distribute income on a daily basis. Therefore, the Account does not maintain a constant value of
$1.00 per accumulation unit.
Account profile Portfolio composition Net annualized yield
Total return
Average annual total
return
Estimated
annual
Money Market Account
Inception
date 6 months 1 year 5 years 10 years
operating
expenses
*
Class R4 9/16/2022 2.68% 5.45% 2.06%
†
1.35%
†
0.035%
Class R3 4/1/1988 2.60 5.27 2.01 1.32 0.190
Class R2 4/24/2015 2.57 5.21 1.94 1.26
†
0.255
Class R1 4/24/2015 2.49 5.05 1.78 1.09
†
0.420
iMoneyNet Money Fund Averages™—All Government
§
– 2.51 5.10 1.92 1.26 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Classes R1, R2 and R4 that is prior to their respective inception dates is based on the performance of the Account’s Class R3. The performance for
Classes R1 and R2 for periods prior to their inception has not been restated to reflect the current expenses of Classes R1 or R2, which may be higher or lower than Class R3 for the same period. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.
§
The iMoneyNet Money Fund Averages—All Government is a simple average of over 500 money market funds that invest in U.S. Treasuries, U.S. Agencies, repurchase agreements and government-backed variable-rate notes. You cannot invest directly in it.
as of 6/30/2024
Net assets $
9.68
billion
Number of issues 73
% of net assets
as of 6/30/2024
Repurchase agreements 47.7
U.S. Treasury securities* 21.6
Variable rate securities, government 18.7
U.S. government agency securities* 15.1
Treasury inflation protected securities 0.3
Other assets & liabilities, net -3.4
Total 100.0
* These securities are guaranteed by the full faith and
credit of the U.S. government.
(for the 7 days ended June 25, 2024)
*
Current
yield
Effective
yield
Money Market Account
Class R4 5.29% 5.43%
Class R3 5.13 5.26
Class R2 5.08 5.20
Class R1 4.93 5.05
iMoneyNet Money
Fund Averages™—
All Government
§
4.97 5.09
The current yield more closely reflects current
earnings than does the total return.
* Typically, iMoneyNet reports its 7-day yields as of
Tuesday of each week.
§ The iMoneyNet Money Fund Averages—All Government
is a simple average of over 500 money market funds
that invest in U.S. Treasuries, U.S. Agencies, repurchase
agreements and government-backed variable-rate
notes. You cannot invest directly in it.

Expense Examples
14
All participants in the CREF Accounts incur ongoing costs, including management fees and other account expenses.
The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars)
and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Participants in the CREF Accounts do not incur a sales charge for purchases or other distributions.
The examples are based on an investment of $10,000 invested at the beginning and held for the entire reporting period.
The examples are also based on each Account’s actual expenses, which may vary from the expense rates shown in CREF’s prospectus.
What were the Accounts' costs for the last six months?
(based on a hypothetical $10,000 investment)
Stock Account
Cost of a
$10,000 investment
Cost paid as a percentage of
$10,000 investment*
Class R4 $6 0.12%
Class R3 $14 0.29%
Class R2 $18 0.35%
Class R1 $26 0.51%
Global Equities Account
Cost of a
$10,000 investment
Cost paid as a percentage of
$10,000 investment*
Class R4 $6 0.12%
Class R3 $14 0.28%
Class R2 $17 0.35%
Class R1 $25 0.51%
Growth Account
Cost of a
$10,000 investment
Cost paid as a percentage of
$10,000 investment*
Class R4 $3 0.06%
Class R3 $11 0.23%
Class R2 $15 0.29%
Class R1 $23 0.45%
Equity Index Account
Cost of a
$10,000 investment
Cost paid as a percentage of
$10,000 investment*
Class R4 $1 0.03%
Class R3 $10 0.19%
Class R2 $13 0.25%
Class R1 $21 0.41%
Core Bond Account
Cost of a
$10,000 investment
Cost paid as a percentage of
$10,000 investment*
Class R4 $5 0.09%
Class R3 $13 0.26%
Class R2 $16 0.32%
Class R1 $24 0.48%
Inflation-Linked Bond Account
Cost of a
$10,000 investment
Cost paid as a percentage of
$10,000 investment*
Class R4 $3 0.06%
Class R3 $11 0.22%
Class R2 $14 0.29%
Class R1 $22 0.45%

15
Social Choice Account
Cost of a
$10,000 investment
Cost paid as a percentage of
$10,000 investment*
Class R4 $3 0.06%
Class R3 $11 0.22%
Class R2 $14 0.29%
Class R1 $22 0.44%
Money Market Account
Cost of a
$10,000 investment
Cost paid as a percentage of
$10,000 investment*
Class R4 $1 0.03%
Class R3 $10 0.20%
Class R2 $13 0.26%
Class R1 $21 0.42%
* This cost is annualized.

CREF Stock Account June 30, 2024
Summary Portfolio of Investments
16
See Notes to Financial Statements
(Unaudited)
Principal Description
1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
GOVERNMENT BONDS
U.S. TREASURY SECURITIES $ 197 0 .0%
$ 200,000
TOTAL GOVERNMENT BONDS
(Cost $209) 197 0 .0
Shares
COMMON STOCKS
AUTOMOBILES & COMPONENTS
2,166,935 (a) Tesla, Inc 428,793 0 .4
19,146,970 (a) Toyota Motor Corp 392,847 0 .3
Other 1,426,535 1 .1
2,248,175 1 .8
BANKS
24,667,918 ING Groep NV 423,861 0 .3
4,980,213 JPMorgan Chase & Co 1,007,298 0 .8
10,948,780 Wells Fargo & Co 650,248 0 .5
Other 6,378,433 5 .1
8,459,840 6 .7
CAPITAL GOODS
1,509,594 Eaton Corp plc 473,333 0 .4
2,934,581 Honeywell International, Inc 626,650 0 .5
Other 8,855,996 7 .0
9,955,979 7 .9
COMMERCIAL & PROFESSIONAL SERVICES 1,686,651 1 .3
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL
16,963,907 (a) Amazon.com, Inc 3,278,275 2 .6
1,599,290 Home Depot, Inc 550,540 0 .5
Other 2,425,206 1 .9
6,254,021 5 .0
CONSUMER DURABLES & APPAREL 2,216,028 1 .8
CONSUMER SERVICES
8,812,494 (b) Arcos Dorados Holdings, Inc 79,312 0 .1
105,063 Booking Holdings, Inc 416,207 0 .3
1,546,877 McDonald's Corp 394,206 0 .3
Other 2,260,518 1 .8
3,150,243 2 .5
CONSUMER STAPLES DISTRIBUTION & RETAIL
30,099,494 (a),(b) Cia Brasileira de Distribuicao 14,538 0 .0
807,582 Costco Wholesale Corp 686,437 0 .5
9,699,247 Walmart, Inc 656,736 0 .5
Other 718,444 0 .6
2,076,155 1 .6
ENERGY
7,662,025 Exxon Mobil Corp 882,052 0 .7
9,846,633 Reliance Industries Ltd 369,117 0 .3
11,980,225 Shell plc 429,706 0 .3
Other 4,169,675 3 .3
5,850,550 4 .6
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
3,434,586 Prologis, Inc 385,738 0 .3
Other 2,082,641 1 .7
2,468,379 2 .0
Shares Description
1 1
Value
(000)
% of net
assets
FINANCIAL SERVICES
2,024,913 American Express Co $ 468,869 0 .4%
1,529,482 (a) Berkshire Hathaway, Inc 622,193 0 .5
4,918,379 Charles Schwab Corp 362,435 0 .3
2,063,945 Mastercard, Inc (Class A) 910,530 0 .7
2,071,326 Visa, Inc (Class A) 543,661 0 .4
Other 4,586,735 3 .6
7,494,423 5 .9
FOOD, BEVERAGE & TOBACCO
4,312,821 Philip Morris International, Inc 437,018 0 .4
Other 2,908,541 2 .3
3,345,559 2 .7
HEALTH CARE EQUIPMENT & SERVICES
3,534,601 Abbott Laboratories 367,280 0 .3
975,406 Elevance Health, Inc 528,533 0 .4
831,860 (a) Intuitive Surgical, Inc 370,053 0 .3
2,093,388 UnitedHealth Group, Inc 1,066,079 0 .9
Other 3,151,806 2 .5
5,483,751 4 .4
HOUSEHOLD & PERSONAL PRODUCTS
3,111,763 Procter & Gamble Co 513,192 0 .4
Other 1,064,408 0 .8
1,577,600 1 .2
INSURANCE 3,892,569 3 .1
MATERIALS
1,698,394 Linde plc 745,272 0 .6
Other 4,545,263 3 .6
5,290,535 4 .2
MEDIA & ENTERTAINMENT
8,027,496 Alphabet, Inc 1,472,403 1 .2
7,839,939 Alphabet, Inc (Class A) 1,428,045 1 .1
5,319,943 (b),(c) HUYA, Inc (ADR) 21,014 0 .0
3,588,399 Meta Platforms, Inc 1,809,343 1 .4
9,375,225 Tencent Holdings Ltd 444,764 0 .4
3,676,997 Walt Disney Co 365,089 0 .3
Other 1,832,578 1 .5
7,373,236 5 .9
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
3,326,131 AbbVie, Inc 570,498 0 .5
1,136,720 Eli Lilly & Co 1,029,164 0 .8
2,459,955 Johnson & Johnson 359,547 0 .3
4,322,019 Merck & Co, Inc 535,066 0 .4
8,010,762 Novo Nordisk A.S. 1,146,218 0 .9
Other 4,823,524 3 .8
8,464,017 6 .7
REAL ESTATE MANAGEMENT & DEVELOPMENT 484,070 0 .4
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
2,154,805 Applied Materials, Inc 508,512 0 .4
763,890 ASML Holding NV 778,531 0 .6
1,027,124 Broadcom, Inc 1,649,078 1 .3
363,451 Lam Research Corp 387,021 0 .3
36,490,311 Nvidia Corp 4,508,013 3 .6
47,134,146 Taiwan Semiconductor
Manufacturing Co Ltd 1,396,472 1 .1
Other 3,280,375 2 .6
12,508,002 9 .9

17
See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Shares Description
1 1
Value
(000)
% of net
assets
SOFTWARE & SERVICES
598,100 (a),(b) Kaonavi, Inc $ 5,957 0 .0%
31,743,900 (a),(b),(d) Locaweb Servicos de Internet S.A. 22,998 0 .0
12,622,924 Microsoft Corp 5,641,816 4 .5
2,006,343 Salesforce, Inc 515,831 0 .4
Other 4,915,730 3 .9
11,102,332 8 .8
TECHNOLOGY HARDWARE & EQUIPMENT
22,286,411 (e) Apple, Inc 4,693,964 3 .8
9,613,741 Samsung Electronics Co Ltd 565,805 0 .4
Other 2,382,667 1 .9
7,642,436 6 .1
TELECOMMUNICATION SERVICES 1,253,956 1 .0
TRANSPORTATION 1,906,790 1 .5
UTILITIES
6,744,971 NextEra Energy, Inc 477,611 0 .4
Other 2,510,606 2 .0
2,988,217 2 .4
TOTAL COMMON STOCKS
(Cost $99,847,892) 125,173,514 99 .4
a a a a
RIGHTS/WARRANTS
AUTOMOBILES & COMPONENTS 3,260 0 .0
CAPITAL GOODS 104 0 .0
CONSUMER SERVICES 1 0 .0
FINANCIAL SERVICES 0 ^ 0 .0
HEALTH CARE EQUIPMENT & SERVICES 7 0 .0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1 0 .0
REAL ESTATE MANAGEMENT & DEVELOPMENT 14 0 .0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5 0 .0
SOFTWARE & SERVICES 98 0 .0
TRANSPORTATION 6 0 .0
UTILITIES 25 0 .0
TOTAL RIGHTS/WARRANTS
(Cost $2,483) 3,521 0 .0
a a a a
TOTAL LONG-TERM INVESTMENTS
(Cost $99,850,584) 125,177,232 99 .4
a a a a
Principal
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT 238,378 0 .2
REPURCHASE AGREEMENT 181,465 0 .1
TREASURY DEBT 137,276 0 .1
TOTAL SHORT-TERM INVESTMENTS
(Cost $557,194) 557,119 0 .4
a a a a
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
CERTIFICATE OF DEPOSIT 216,936 0 .2
COMMERCIAL PAPER 53,401 0 .0
REPURCHASE AGREEMENT 566,000 0 .5
VARIABLE RATE SECURITIES 23,500 0 .0
Principal Description
1 1
Value
(000)
% of net
assets
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
(Cost $ 859,837 ) $ 859,837 0 .7%
TOTAL PORTFOLIO
(Cost $101,267,615) 126,594,188 100 .5
OTHER ASSETS & LIABILITIES, NET (664,726) ( 0 .5 )
NET ASSETS $ 125,929,462 100 .0%
ADR American Depositary Receipt
^ Amount represents less than $1,000.
(a) Non-income producing
(b) Affiliated holding
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is
$1,318,619,736.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $868,263,264 or 0.7% of Total
Investments.
(e) All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

Summary Portfolio of Investments
(continued)
CREF Stock Account June 30, 2024
18
See Notes to Financial Statements
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
Russell 2000 E-Mini Index 123 09/20/24  $ 12,482 $ 12,700 $ 218
S&P 500 E-Mini Index 835 09/20/24 229,749 230,523 774
S&P Mid-Cap 400 E-Mini Index 65 09/20/24 19,045 19,227 182
Total 1,023   $ 261,276  $ 262,450  $ 1,174

19
See Notes to Financial Statements
CREF Global Equities Account June 30, 2024
Summary Portfolio of Investments
(Unaudited)
Shares Description
1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
COMMON STOCKS
AUSTRALIA
23,859,114 Glencore plc $ 135,765 0.5%
164,809,536 (a),(b) Tamboran Resources Ltd 18,691 0.1
Other 197,952 0.6
352,408 1.2
AUSTRIA 962 0.0
BELGIUM 54,793 0.2
BERMUDA 15,435 0.1
BRAZIL 304,934 1.1
CANADA
2,298,305 (b) Shopify, Inc (Class A) 151,888 0.5
Other 461,464 1.6
613,352 2.1
CHILE 5,882 0.0
CHINA 521,290 1.8
COLOMBIA 962 0.0
CZECH REPUBLIC 1,661 0.0
DENMARK
2,370,318 Novo Nordisk A.S. 339,156 1.2
Other 120,897 0.4
460,053 1.6
EGYPT 691 0.0
FINLAND 46,171 0.2
FRANCE 504,085 1.7
GERMANY 498,005 1.7
GREECE 4,913 0.0
HONG KONG 52,963 0.2
HUNGARY 3,295 0.0
INDIA 497,616 1.7
INDONESIA 39,603 0.1
IRELAND 60,614 0.2
ISRAEL 7,191 0.0
ITALY 199,569 0.7
JAPAN
3,738,600 Advantest Corp 151,510 0.5
11,410,320 (b) Hitachi Ltd 256,918 0.9
1,580,865 Sony Corp 134,723 0.5
7,193,710 (b) Toyota Motor Corp 147,597 0.5
Other 1,119,269 3.8
1,810,017 6.2
KOREA, REPUBLIC OF
3,242,116 Samsung Electronics Co Ltd 190,811 0.7
Other 134,816 0.4
325,627 1.1
KUWAIT 5,411 0.0
LUXEMBOURG 47,005 0.2
Shares Description
1 1
Value
(000)
% of net
assets
MALAYSIA $ 15,153 0.1%
MEXICO 108,842 0.4
NETHERLANDS
191,441 ASML Holding NV 195,110 0.7
7,920,357 ING Groep NV 136,093 0.5
Other 80,940 0.2
412,143 1.4
NORWAY 73,911 0.3
PERU 1,871 0.0
PHILIPPINES 9,545 0.0
POLAND 10,290 0.0
PORTUGAL 14,661 0.1
QATAR 8,142 0.0
ROMANIA 893 0.0
RUSSIA 2 0.0
SAUDI ARABIA 72,946 0.3
SINGAPORE 32,054 0.1
SOUTH AFRICA 61,425 0.2
SPAIN 210,548 0.7
SWEDEN 79,853 0.3
SWITZERLAND 313,991 1.1
TAIWAN
18,639,100 Taiwan Semiconductor
Manufacturing Co Ltd 552,232 1.9
Other 171,136 0.6
723,368 2.5
THAILAND 16,807 0.1
TURKEY 24,304 0.1
UNITED ARAB EMIRATES 13,020 0.0
UNITED KINGDOM
919,067 AstraZeneca plc 143,037 0.5
Other 467,221 1.6
610,258 2.1
UNITED STATES
944,112 (b) Advanced Micro Devices, Inc 153,144 0.5
1,970,126 Alphabet, Inc 361,361 1.2
1,457,364 Alphabet, Inc (Class A) 265,459 0.9
4,581,107 (b) Amazon.com, Inc 885,299 3.1
6,440,454 (c) Apple, Inc 1,356,488 4.7
397,795 (b) Berkshire Hathaway, Inc 161,823 0.6
1,991,456 (b) Boston Scientific Corp 153,362 0.5
295,681 Broadcom, Inc 474,725 1.6
2,538,103 Coca-Cola Co 161,550 0.6
378,527 Costco Wholesale Corp 321,744 1.1
670,529 Diamondback Energy, Inc 134,233 0.5
421,588 Eli Lilly & Co 381,697 1.3
3,255,112 Exxon Mobil Corp 374,729 1.3
3,317,542 Freeport-McMoRan, Inc (Class B) 161,233 0.6
597,386 Home Depot, Inc 205,644 0.7
916,785 Honeywell International, Inc 195,770 0.7
1,633,947 JPMorgan Chase & Co 330,482 1.1
513,021 Linde plc 225,119 0.8
387,303 Mastercard, Inc (Class A) 170,863 0.6
653,659 McDonald's Corp 166,578 0.6

Summary Portfolio of Investments
(continued)
CREF Global Equities Account June 30, 2024
20
See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
At 6/30/24, the aggregate value of securities on loan is $166,536,325.
At 6/30/24, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $123,197,773 or 0.4% of Total Investments.
Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Shares Description
1 1
Value
(000)
% of net
assets
UNITED STATES—continued
1,326,442 Merck & Co, Inc $ 164,214 0.6%
939,323 Meta Platforms, Inc 473,625 1.6
3,134,257 Microsoft Corp 1,400,856 4.8
222,480 (b) NetFlix, Inc 150,147 0.5
11,449,768 Nvidia Corp 1,414,504 4.9
373,306 (b) Palo Alto Networks, Inc 126,555 0.4
1,387,870 Procter & Gamble Co 228,888 0.8
951,487 Salesforce, Inc 244,627 0.8
5,200,302 Shell plc 186,524 0.6
410,676 Stryker Corp 139,733 0.5
1,044,994 Teradyne, Inc 154,962 0.5
725,543 (b) Tesla, Inc 143,570 0.5
420,004 UnitedHealth Group, Inc 213,891 0.7
917,743 Valero Energy Corp 143,865 0.5
865,450 Visa, Inc (Class A) 227,155 0.8
3,185,438 Walmart, Inc 215,686 0.7
1,344,327 Walt Disney Co 133,478 0.5
4,082,137 Wells Fargo & Co 242,438 0.8
Other 6,813,927 23.5
19,459,948 67.0
TOTAL COMMON STOCKS
(Cost $21,342,152) 28,708,483 98.9
a a a a
RIGHTS/WARRANTS
AUSTRALIA 1 0.0
BRAZIL 1 0.0
CHINA 0^ 0.0
INDIA 842 0.0
ITALY 5 0.0
TOTAL RIGHTS/WARRANTS
(Cost $612) 849 0.0
a a a a
TOTAL LONG-TERM INVESTMENTS
(Cost $21,342,764) 28,709,332 98.9
a a a a
Principal
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT 121,304 0.4
REPURCHASE AGREEMENT 79,955 0.3
TREASURY DEBT 139,989 0.5
TOTAL SHORT-TERM INVESTMENTS
(Cost $341,300) 341,248 1.2
a a a a
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
CERTIFICATE OF DEPOSIT 10,636 0.0
COMMERCIAL PAPER 2,954 0.0
REPURCHASE AGREEMENT 115,000 0.4
VARIABLE RATE SECURITIES 2,500 0.0
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL
FROM SECURITIES LENDING
(Cost $131,090) 131,090 0.4
TOTAL PORTFOLIO
(Cost $21,815,154) 29,181,670 100.5
OTHER ASSETS & LIABILITIES, NET (155,841) (0.5)
NET ASSETS $ 29,025,829 100.0%
^ Amount represents less than $1,000.
(a) Affiliated holding
(b) Non-income producing
(c) All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

21
See Notes to Financial Statements
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
MSCI EAFE Index 475 09/20/24  $ 55,455 $ 55,651 $ 196
S&P 500 E-Mini Index 581 09/20/24 159,861 160,400 539
Total 1,056   $ 215,316  $ 216,051  $ 735

CREF Growth Account June 30, 2024
Summary Portfolio of Investments
22
See Notes to Financial Statements
(Unaudited)
Shares Description
1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
COMMON STOCKS
CAPITAL GOODS
2,061,557 (a) Boeing Co $ 375,224 0.9%
2,890,161 Carrier Global Corp 182,311 0.5
575,683 Eaton Corp plc 180,505 0.4
Other 164,539 0.4
902,579 2.2
COMMERCIAL & PROFESSIONAL SERVICES
610,530 Verisk Analytics, Inc 164,568 0.4
904,520 Waste Connections, Inc 158,617 0.4
Other 104,984 0.3
428,169 1.1
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL
15,564,426 (a) Amazon.com, Inc 3,007,825 7.5
2,253,622 TJX Cos, Inc 248,124 0.6
3,255,949 8.1
CONSUMER DURABLES & APPAREL 88,006 0.2
CONSUMER SERVICES
208,959 Booking Holdings, Inc 827,791 2.1
8,919,677 (a) Carnival Corp 166,976 0.4
4,576,150 (a) Chipotle Mexican Grill, Inc (Class A) 286,696 0.7
3,121,931 Starbucks Corp 243,042 0.6
Other 451,846 1.1
1,976,351 4.9
CONSUMER STAPLES DISTRIBUTION & RETAIL
1,186,739 Costco Wholesale Corp 1,008,716 2.5
1,008,716 2.5
ENERGY 132,808 0.3
FINANCIAL SERVICES
1,419,613 (a) Fiserv, Inc 211,579 0.5
1,307,406 iShares Russell 1000 Growth
Index Fund 476,563 1.2
2,055,519 Mastercard, Inc (Class A) 906,813 2.3
3,144,721 (a) PayPal Holdings, Inc 182,488 0.5
2,327,205 Visa, Inc (Class A) 610,822 1.5
Other 332,481 0.8
2,720,746 6.8
FOOD, BEVERAGE & TOBACCO
6,010,857 (a) Monster Beverage Corp 300,243 0.7
Other 74,016 0.2
374,259 0.9
HEALTH CARE EQUIPMENT & SERVICES
3,121,562 (a) DexCom, Inc 353,923 0.9
339,393 Elevance Health, Inc 183,903 0.5
1,384,859 (a) Intuitive Surgical, Inc 616,054 1.5
976,301 UnitedHealth Group, Inc 497,191 1.2
Other 239,819 0.6
1,890,890 4.7
HOUSEHOLD & PERSONAL PRODUCTS 106,493 0.3
INSURANCE
1,390,444 Progressive Corp 288,809 0.7
288,809 0.7
Shares Description
1 1
Value
(000)
% of net
assets
MATERIALS
5,226,684 Corteva, Inc $ 281,927 0.7%
629,518 Linde plc 276,239 0.7
558,166 1.4
MEDIA & ENTERTAINMENT
6,540,715 Alphabet, Inc 1,199,698 3.0
5,432,383 Alphabet, Inc (Class A) 989,508 2.5
4,903,145 Meta Platforms, Inc 2,472,264 6.1
239,365 (a) NetFlix, Inc 161,543 0.4
Other 104,943 0.3
4,927,956 12.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
634,107 Amgen, Inc 198,127 0.5
1,071,325 Eli Lilly & Co 969,956 2.4
3,711,967 Novo Nordisk A.S. 531,126 1.3
2,577,256 Novo Nordisk A.S. (ADR) 367,877 0.9
Other 295,822 0.8
2,362,908 5.9
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,974,387 Applied Materials, Inc 465,936 1.2
1,036,402 Broadcom, Inc 1,663,975 4.1
290,724 Lam Research Corp 309,577 0.8
39,842,950 Nvidia Corp 4,922,198 12.2
5,490,000 Taiwan Semiconductor
Manufacturing Co Ltd 162,656 0.4
Other 126,992 0.3
7,651,334 19.0
SOFTWARE & SERVICES
888,547 Intuit, Inc 583,962 1.4
10,548,017 Microsoft Corp 4,714,436 11.7
922,519 (a) Palo Alto Networks, Inc 312,743 0.8
895,755 (a) PTC, Inc 162,732 0.4
336,688 Roper Industries, Inc 189,778 0.5
2,844,890 Salesforce, Inc 731,421 1.8
643,951 (a) ServiceNow, Inc 506,577 1.3
539,689 (a) Synopsys, Inc 321,147 0.8
1,050,606 (a) Workday, Inc 234,873 0.6
Other 399,877 1.0
8,157,546 20.3
TECHNOLOGY HARDWARE & EQUIPMENT
12,399,911 Apple, Inc 2,611,669 6.5
609,122 (a) Arista Networks, Inc 213,485 0.5
2,825,154 7.0
TRANSPORTATION
6,287,220 (a) Uber Technologies, Inc 456,955 1.1
Other 28,581 0.1
485,536 1.2
TOTAL COMMON STOCKS
(Cost $24,537,440) 40,142,375 99.8
a a a a
TOTAL LONG-TERM INVESTMENTS
(Cost $24,537,440) 40,142,375 99.8
a a a a
Principal
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT 26,839 0.1
REPURCHASE AGREEMENT 45,533 0.1

23
See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
At 6/30/24, the aggregate value of securities on loan is $48,565,996.
At 6/30/24, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $128,417,426 or 0.3% of Total Investments.
Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Principal Description
1 1
Value
(000)
% of net
assets
TREASURY DEBT $ 59,426 0.1%
TOTAL SHORT-TERM INVESTMENTS
(Cost $131,811) 131,798 0.3
a a a a
Shares
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
49,190,447 (b) State Street Navigator Securities
Lending Government Money Market
Portfolio 5.330%(c) 49,190 0.1
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL
FROM SECURITIES LENDING
(Cost $49,190) 49,190 0.1
a a a a
a a a a
TOTAL PORTFOLIO
(Cost $24,718,441) 40,323,363 100.2
OTHER ASSETS & LIABILITIES, NET (81,076) (0.2)
NET ASSETS $ 40,242,287 100.0%
ADR American Depositary Receipt
(a) Non-income producing
(b) Investments made with cash collateral received from securities on loan.
(c) The rate shown is the one-day yield as of the end of the reporting period.

CREF Equity Index Account June 30, 2024
Summary Portfolio of Investments
24
See Notes to Financial Statements
(Unaudited)
Shares Description
1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
COMMON STOCKS
AUTOMOBILES & COMPONENTS
1,305,645 (a) Tesla, Inc $ 258,361 1 .0%
Other 96,290 0 .4
354,651 1 .4
BANKS
3,188,252 Bank of America Corp 126,797 0 .5
1,346,419 JPMorgan Chase & Co 272,327 1 .1
1,646,095 Wells Fargo & Co 97,762 0 .4
Other 382,283 1 .6
879,169 3 .6
CAPITAL GOODS
229,709 Caterpillar, Inc 76,516 0 .3
512,117 General Electric Co 81,411 0 .3
Other 1,387,497 5 .6
1,545,424 6 .2
COMMERCIAL & PROFESSIONAL SERVICES 392,428 1 .6
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL
4,364,020 (a) Amazon.com, Inc 843,347 3 .4
466,040 Home Depot, Inc 160,430 0 .7
Other 379,006 1 .5
1,382,783 5 .6
CONSUMER DURABLES & APPAREL 245,632 1 .0
CONSUMER SERVICES
338,514 McDonald's Corp 86,267 0 .4
Other 448,065 1 .8
534,332 2 .2
CONSUMER STAPLES DISTRIBUTION & RETAIL
208,663 Costco Wholesale Corp 177,361 0 .7
2,038,898 Walmart, Inc 138,054 0 .6
Other 131,298 0 .5
446,713 1 .8
ENERGY
809,379 Chevron Corp 126,603 0 .5
2,108,303 Exxon Mobil Corp 242,708 1 .0
Other 576,481 2 .3
945,792 3 .8
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 591,179 2 .4
FINANCIAL SERVICES
859,857 (a) Berkshire Hathaway, Inc 349,790 1 .4
388,219 Mastercard, Inc (Class A) 171,267 0 .7
740,180 Visa, Inc (Class A) 194,275 0 .8
Other 1,109,842 4 .5
1,825,174 7 .4
FOOD, BEVERAGE & TOBACCO
1,823,766 Coca-Cola Co 116,083 0 .5
645,912 PepsiCo, Inc 106,530 0 .4
Other 368,321 1 .5
590,934 2 .4
HEALTH CARE EQUIPMENT & SERVICES
812,462 Abbott Laboratories 84,423 0 .3
432,034 UnitedHealth Group, Inc 220,018 0 .9
Other 861,974 3 .5
1,166,415 4 .7
Shares Description
1 1
Value
(000)
% of net
assets
HOUSEHOLD & PERSONAL PRODUCTS
1,107,990 Procter & Gamble Co $ 182,730 0 .7%
Other 126,136 0 .5
308,866 1 .2
INSURANCE 524,167 2 .1
MATERIALS
225,701 Linde plc 99,040 0 .4
Other 524,926 2 .1
623,966 2 .5
MEDIA & ENTERTAINMENT
2,313,809 Alphabet, Inc 424,399 1 .7
2,761,264 Alphabet, Inc (Class A) 502,964 2 .0
1,029,310 Meta Platforms, Inc 518,999 2 .1
200,934 (a) NetFlix, Inc 135,606 0 .6
861,752 Walt Disney Co 85,563 0 .3
Other 264,773 1 .1
1,932,304 7 .8
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
832,235 AbbVie, Inc 142,745 0 .6
252,387 Amgen, Inc 78,858 0 .3
312,586 Danaher Corp 78,100 0 .3
399,190 Eli Lilly & Co 361,419 1 .5
1,133,144 Johnson & Johnson 165,620 0 .7
1,190,992 Merck & Co, Inc 147,445 0 .6
179,385 Thermo Fisher Scientific, Inc 99,200 0 .4
Other 666,452 2 .6
1,739,839 7 .0
REAL ESTATE MANAGEMENT & DEVELOPMENT 30,163 0 .1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
754,974 (a) Advanced Micro Devices, Inc 122,464 0 .5
390,818 Applied Materials, Inc 92,229 0 .4
213,610 Broadcom, Inc 342,957 1 .4
11,172,272 Nvidia Corp 1,380,222 5 .6
524,580 QUALCOMM, Inc 104,486 0 .4
427,407 Texas Instruments, Inc 83,144 0 .3
Other 496,999 2 .0
2,622,501 10 .6
SOFTWARE & SERVICES
294,773 Accenture plc 89,437 0 .4
210,440 (a) Adobe, Inc 116,908 0 .5
128,267 Intuit, Inc 84,298 0 .3
3,493,657 Microsoft Corp 1,561,490 6 .3
737,857 Oracle Corp 104,185 0 .4
440,504 Salesforce, Inc 113,254 0 .5
Other 877,278 3 .5
2,946,850 11 .9
TECHNOLOGY HARDWARE & EQUIPMENT
6,829,065 Apple, Inc 1,438,338 5 .8
1,904,430 Cisco Systems, Inc 90,479 0 .4
Other 361,763 1 .4
1,890,580 7 .6
TELECOMMUNICATION SERVICES
1,974,059 Verizon Communications, Inc 81,410 0 .3
Other 119,582 0 .5
200,992 0 .8
TRANSPORTATION 386,041 1 .6

25
See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
At 6/30/24, the aggregate value of securities on loan is $111,135,432.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Shares Description
1 1
Value
(000)
% of net
assets
UTILITIES $ 537,588 2 .2%
TOTAL COMMON STOCKS
(Cost $7,538,768) 24,644,483 99 .5
a a a a
RIGHTS/WARRANTS
MATERIALS 0 ^ 0 .0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3 0 .0
TOTAL RIGHTS/WARRANTS
(Cost $3) 3 0 .0
a a a a
TOTAL LONG-TERM INVESTMENTS
(Cost $7,538,771) 24,644,486 99 .5
a a a a
Principal
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT 8,998 0 .0
REPURCHASE AGREEMENT
Fixed Income Clearing Corporation
$ 84,445,000 (b) 5.320%, 07/01/24 84,445 0 .3
84,445 0 .3
TREASURY DEBT 39,800 0 .2
TOTAL SHORT-TERM INVESTMENTS
(Cost $133,248) 133,243 0 .5
a a a a
Shares
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
70,783,176 (c) State Street Navigator Securities
Lending Government Money Market
Portfolio 5.330%(d) 70,783 0 .3
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL
FROM SECURITIES LENDING
(Cost $70,783) 70,783 0 .3
a a a a
a a a a
TOTAL PORTFOLIO
(Cost $7,742,802) 24,848,512 100 .3
OTHER ASSETS & LIABILITIES, NET (86,617) ( 0 .3 )
NET ASSETS $ 24,761,895 100 .0%
^ Amount represents less than $1,000.
(a) Non-income producing
(b) Agreement with Fixed Income Clearing Corporation, 5.320% dated 6/28/24 to be repurchased at $84,482,437 on 7/1/24, collateralized by Government Agency Securities, with coupon rate
4.500% and maturity date 7/15/26, valued at $86,133,911.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
S&P 500 E-Mini Index 384 09/20/24  $ 106,192 $ 106,012 $ (180)

CREF Core Bond Account June 30, 2024
Summary Portfolio of Investments
26
See Notes to Financial Statements
(Unaudited)
Principal Description
1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS $ 382 0 .0%
CAPITAL GOODS 5,208 0 .1
COMMERCIAL & PROFESSIONAL SERVICES 652 0 .0
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,100 0 .0
CONSUMER DURABLES & APPAREL 558 0 .0
CONSUMER SERVICES 4,874 0 .1
ENERGY 607 0 .0
FINANCIAL SERVICES 2,509 0 .0
FOOD, BEVERAGE & TOBACCO 646 0 .0
HEALTH CARE EQUIPMENT & SERVICES 3,031 0 .0
MATERIALS 1,451 0 .0
MEDIA & ENTERTAINMENT 864 0 .0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 394 0 .0
REAL ESTATE MANAGEMENT & DEVELOPMENT 543 0 .0
SOFTWARE & SERVICES 5,447 0 .1
TELECOMMUNICATION SERVICES 1,858 0 .0
TRANSPORTATION 466 0 .0
TOTAL BANK LOAN OBLIGATIONS
(Cost $30,686) 30,590 0 .3
CORPORATE BONDS
AUTOMOBILES & COMPONENTS 92,631 0 .9
BANKS
Bank of America Corp
$ 55,925,000 2.592%, 04/29/31 48,354 0 .5
Citigroup, Inc
36,375,000 3.200%, 10/21/26 34,690 0 .3
39,225,000 6.270%, 11/17/33 41,082 0 .3
JPMorgan Chase & Co
31,125,000 2.301%, 10/15/25 30,812 0 .3
173,400,000 1.953%-6.875%, 06/15/26-N/A(a) 168,457 1 .6
EUR 600,000 1.638%, 05/18/28 609 0 .0
Other 364,043 3 .4
688,047 6 .4
CAPITAL GOODS 103,093 1 .0
COMMERCIAL & PROFESSIONAL SERVICES 10,337 0 .1
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 51,310 0 .5
CONSUMER SERVICES 48,169 0 .5
CONSUMER STAPLES DISTRIBUTION & RETAIL 24,512 0 .2
ENERGY 292,539 2 .7
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
SBA Tower Trust
42,100,000 (b) 1.840%, 04/15/27 37,865 0 .4
Other 201,784 1 .8
239,649 2 .2
FINANCIAL SERVICES 279,341 2 .6
FOOD, BEVERAGE & TOBACCO 140,787 1 .3
Principal Description
1 1
Value
(000)
% of net
assets
HEALTH CARE EQUIPMENT & SERVICES $ 130,153 1 .2%
HOUSEHOLD & PERSONAL PRODUCTS 18,624 0 .2
INSURANCE 147,595 1 .4
MATERIALS 89,177 0 .8
MEDIA & ENTERTAINMENT 106,115 1 .0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
Pfizer Investment Enterprises Pte Ltd
$ 31,850,000 5.300%, 05/19/53 30,720 0 .3
Other 95,041 0 .9
125,761 1 .2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 54,401 0 .5
SOFTWARE & SERVICES 80,339 0 .7
TECHNOLOGY HARDWARE & EQUIPMENT 38,898 0 .4
TELECOMMUNICATION SERVICES
AT&T, Inc
42,943,000 2.550%, 12/01/33 34,146 0 .3
44,670,000 3.550%, 09/15/55 30,116 0 .3
Verizon Communications, Inc
38,051,000 2.355%, 03/15/32 31,106 0 .3
Other 121,839 1 .1
217,207 2 .0
TRANSPORTATION 42,372 0 .4
UTILITIES 326,550 3 .0
5,720,508,917
TOTAL CORPORATE BONDS
(Cost $3,682,164) 3,347,607 31 .2
GOVERNMENT BONDS
AGENCY SECURITIES 32,770 0 .3
FOREIGN GOVERNMENT BONDS 376,543 3 .5
MORTGAGE BACKED
Federal Home Loan Mortgage Corp
(FHLMC)
308,327,789 (c) 0.472%-6.000%, 03/15/44-
08/01/53, SOFR30A +
5.806%-SOFR30A + 9.737% 242,824 2 .4
Federal National Mortgage Association
(FNMA)
66,584,003 2.500%, 12/01/51 54,833 0 .5
41,020,090 3.000%, 04/01/52 35,311 0 .3
40,168,727 4.000%, 05/01/52 36,821 0 .4
37,189,101 3.500%, 06/01/52 33,082 0 .3
52,308,125 4.000%, 07/01/52 47,870 0 .4
48,278,531 5.000%, 08/01/52 46,775 0 .4
122,112,844 4.000%, 09/01/52 111,868 1 .0
129,531,807 4.500%, 09/01/52 122,216 1 .1
87,800,646 4.000%, 10/01/52 80,351 0 .7
58,094,104 4.500%, 10/01/52 54,847 0 .5
75,148,158 4.500%, 11/01/52 70,882 0 .7
64,036,322 5.000%, 02/01/53 61,951 0 .6
55,621,341 5.500%, 02/01/53 54,899 0 .5
78,119,065 5.500%, 06/01/53 77,080 0 .7
32,826,801 5.000%, 08/01/53 31,738 0 .3
36,536,284 5.500%, 05/01/54 36,039 0 .3
663,853,453 0.500%-9.000%,
07/01/24-10/01/53 552,892 5 .2
Government National Mortgage
Association (GNMA)
55,538,566 3.500%, 04/20/52 49,865 0 .5

27
See Notes to Financial Statements
Principal Description
1 1
Value
(000)
% of net
assets
MORTGAGE BACKED—continued
$ 305,222,562 0.647%-6.500%,
10/15/33-08/20/53 $ 209,036 1 .9%
JP Morgan Mortgage Trust
331,607,352 (b),(c) 0.110%-5.500%,
05/25/47-06/25/53 103,259 1 .0
Structured Agency Credit Risk Debt
Note (STACR)
31,100,000 (b),(c) 9.835%, 06/25/42, SOFR30A +
4.500% 33,775 0 .3
106,785,277 (b),(c) 3.791%-10.135%, 02/25/42-
10/25/50, SOFR30A +
2.400%-SOFR30A + 5.650% 113,434 1 .1
Other 213,967 2 .0
2,475,615 23 .1
MUNICIPAL BONDS 286,103 2 .7
U.S. TREASURY SECURITIES
United States Treasury Bond
41,710,000 2.875%, 08/15/45 31,678 0 .3
52,140,000 2.500%, 05/15/46 36,641 0 .3
51,995,000 3.000%, 08/15/48 39,449 0 .4
159,975,000 2.750%-4.750%,
02/15/37-11/15/48 133,454 1 .2
United States Treasury Inflation
Indexed Bonds
217,673,513 (d) 0.125%, 04/15/26 207,936 1 .9
United States Treasury Note
56,485,000 4.000%, 02/15/26 55,722 0 .5
254,164,000 3.500%, 04/30/28 245,844 2 .3
477,360,000 4.500%, 05/31/29 480,605 4 .5
113,120,000 3.500%, 04/30/30 108,153 1 .0
50,000,000 3.750%, 12/31/30 48,301 0 .4
67,550,000 4.000%, 01/31/31 66,191 0 .6
113,200,000 4.375%, 05/15/34 113,235 1 .1
85,325,800 2.375%, 02/15/42 62,115 0 .6
91,758,000 3.375%, 08/15/42 77,500 0 .7
54,100,000 3.875%, 02/15/43 48,901 0 .5
49,620,000 3.875%, 05/15/43 44,770 0 .4
256,002,000 2.250%, 02/15/52 163,081 1 .5
44,786,000 3.625%, 02/15/53 38,100 0 .4
58,472,000 4.250%, 02/15/54 55,676 0 .5
180,293,500 0.250%-5.000%,
09/30/25-05/15/44 167,673 1 .6
2,225,025 20 .7
71,911,656,981
TOTAL GOVERNMENT BONDS
(Cost $5,800,954) 5,396,056 50 .3
STRUCTURED ASSETS
ASSET BACKED
DB Master Finance LLC
Series - 2021 1A (Class A2I)
36,562,500 (b) 2.045%, 11/20/51 33,570 0 .3
Santander Drive Auto Receivables Trust
Series - 2021 4 (Class D)
34,000,000 1.670%, 10/15/27 32,706 0 .3
Other 498,094 4 .6
564,370 5 .2
OTHER MORTGAGE BACKED
COMM Mortgage Trust
101,182,052 (b) 2.853%-4.767%,
10/10/29-08/15/57 94,404 0 .9
Connecticut Avenue Securities Trust
Series - 2022 R06 (Class 1M2)
Principal Description
1 1
Value
(000)
% of net
assets
OTHER MORTGAGE BACKED—continued
$ 30,200,000 (b),(c) 9.185%, 05/25/42, SOFR30A +
3.850% $ 32,057 0 .3%
Other 1,008,213 9 .4
1,134,674 10 .6
1,977,696,908
TOTAL STRUCTURED ASSETS
(Cost $1,842,624) 1,699,044 15 .8
Shares
PREFERRED STOCKS
FINANCIAL SERVICES 4,540 0 .0
TOTAL PREFERRED STOCKS
(Cost $4,348) 4,540 0 .0
a a a a
TOTAL LONG-TERM INVESTMENTS
(Cost $11,360,776) 10,477,837 97 .6
a a a a
Principal
SHORT-TERM INVESTMENTS
COMMERCIAL PAPER 3,985 0 .0
GOVERNMENT AGENCY DEBT 40,513 0 .4
REPURCHASE AGREEMENT
Fixed Income Clearing Corporation
54,138,000 (e) 5.320%, 07/01/24 54,138 0 .5
54,138 0 .5
TREASURY DEBT 62,743 0 .6
TOTAL SHORT-TERM INVESTMENTS
(Cost $161,420) 161,379 1 .5
a a a a
Shares
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
35,226,102 (f) State Street Navigator Securities
Lending Government Money Market
Portfolio 5.330%(g) 35,226 0 .3
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL
FROM SECURITIES LENDING
(Cost $35,226) 35,226 0 .3
a a a a
a a a a
TOTAL PORTFOLIO
(Cost $11,557,422) 10,674,442 99 .4
OTHER ASSETS & LIABILITIES, NET 60,553 0 .6
NET ASSETS $ 10,734,995 100 .0%
EUR Euro
SOFR30A 30 Day Average Secured Overnight Financing Rate
(a) Perpetual security
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,252,304,828 or 21.1% of Total
Investments.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Principal amount for interest accrual purposes is periodically adjusted based on changes in the
Consumer Price Index.
(e) Agreement with Fixed Income Clearing Corporation, 5.320% dated 6/28/24 to be repurchased at $54,162,001 on 7/1/24, collateralized by Government Agency Securities, with coupon rate
1.500% and maturity date 8/15/26, valued at $55,220,899.
(f) Investments made with cash collateral received from securities on loan.
(g) The rate shown is the one-day yield as of the end of the reporting period.

Summary Portfolio of Investments
(continued)
CREF Core Bond Account June 30, 2024
28
See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
At 6/30/24, the aggregate value of securities on loan is $41,459,361.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
U.S. Treasury 10-Year Note 2,000 09/19/24  $ 217,223 $ 219,969 $ 2,746
U.S. Treasury 5-Year Note 5,225 09/30/24 553,125 556,871 3,746
Total 7,225   $ 770,348  $ 776,840  $ 6,492
Forward Foreign Currency Contracts
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
$ 1,006 CAD 1,372 Australia and New Zealand Banking Group Limited 07/16/24   $ 3
$ 1,010 JPY 157,078 Australia and New Zealand Banking Group Limited 07/16/24 31
$ 1,199 JPY 190,906 Australia and New Zealand Banking Group Limited 07/16/24 10
$ 2,133 NZD 3,547 Australia and New Zealand Banking Group Limited 07/16/24 (27)
Total   $ 17
$ 5,274 AUD 8,029 Bank of America, N.A. 07/16/24   $ (84)
$ 21,925 CNH 157,337 Bank of America, N.A. 12/17/24 95
$ 2,316 EUR 2,165 Bank of America, N.A. 07/16/24 (5)
$ 409 EUR 382 Bank of America, N.A. 07/16/24 (1)
$ 1,033 EUR 961 Bank of America, N.A. 07/16/24 3
$ 2,004 EUR 1,843 Bank of America, N.A. 07/16/24 29
$ 20,944 GBP 16,667 Bank of America, N.A. 07/16/24 (127)
$ 26,969 JPY 4,066,799 Bank of America, N.A. 07/16/24 1,629
$ 2,155 NOK 23,255 Bank of America, N.A. 07/16/24 (24)
EUR 523 $ 570 Bank of America, N.A. 07/16/24 (10)
EUR 32 $ 35 Bank of America, N.A. 07/16/24 0 ^
Total  $ 1,505

29
See Notes to Financial Statements
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
$ 434 EUR 400 Citibank N.A. 07/16/24   $ 5
$ 324 EUR 299 Citibank N.A. 07/16/24 4
$ 7,399 KRW 10,202,880 Citibank N.A. 07/18/24 (0) ^
$ 419 PEN 1,588 Citibank N.A. 07/18/24 6
$ 1,304 RON 6,054 Citibank N.A. 07/16/24 1
$ 897 THB 32,914 Citibank N.A. 07/16/24 (1)
EUR 480 $ 521 Citibank N.A. 07/16/24 (6)
EUR 166 $ 180 Citibank N.A. 07/16/24 (2)
EUR 1,050 $ 1,130 Citibank N.A. 07/16/24 (5)
Total   $ 2
$ 93,805 EUR 87,023 Citigroup Global Markets, Inc 07/16/24   $ 536
$ 3,639 EUR 3,377 JPMorgan Chase Bank N.A 07/16/24   $ 18
$ 8,966 CAD 12,279 Morgan Stanley Capital Services 07/16/24   $ (13)
$ 409 EUR 381 Morgan Stanley Capital Services 07/16/24 0 ^
$ 432 EUR 397 Morgan Stanley Capital Services 07/16/24 7
$ 326 EUR 299 Morgan Stanley Capital Services 07/16/24 5
$ 431 EUR 397 Morgan Stanley Capital Services 07/16/24 6
$ 1,006 EUR 928 Morgan Stanley Capital Services 07/16/24 11
$ 1,437 IDR 23,455,700 Morgan Stanley Capital Services 07/18/24 4
$ 548 JPY 82,705 Morgan Stanley Capital Services 07/16/24 33
$ 1,409 MXN 26,124 Morgan Stanley Capital Services 07/16/24 (15)
$ 1,204 PLN 4,870 Morgan Stanley Capital Services 07/16/24 (6)
EUR 428 $ 457 Morgan Stanley Capital Services 07/16/24 2
EUR 298 $ 324 Morgan Stanley Capital Services 07/16/24 (5)
EUR 533 $ 574 Morgan Stanley Capital Services 07/16/24 (2)
EUR 808 $ 874 Morgan Stanley Capital Services 07/16/24 (8)
EUR 449 $ 480 Morgan Stanley Capital Services 07/16/24 1
$ 356 ZAR 6,662 Morgan Stanley Capital Services 07/16/24 (10)
Total   $ 10
$ 744 AUD 1,113 Standard Chartered Bank 07/16/24   $ 1
$ 978 HUF 360,260 Toronto Dominion Bank 07/16/24   $ 2
Total   $ 2,091
^ Amount represents less than $1,000.
AUD Australian Dollar
CAD Canadian Dollar
CNH Chinese Yuan Renminbi Offshore
EUR Euro
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesia Rupiah
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
THB Thai Baht
ZAR South African Rand
Credit Default Swaps - Centrally Cleared
SOLD
Reference
Entity
Terms of
Payments to
be Paid
Terms of
Payments to
be Received Counterparty
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
(000) *
Value
(000)
Premiums
Paid
(Received)
(000)
Unrealized
Appreciation
(Depreciation)
(000)
CDX-NAIGS42V1-5Y
Credit event
as specified in
contract 1.000%
Citigroup Global Markets,
Inc Quarterly 06/20/29 $ 450,000 $ (9,347) $ (9,304) $ (43)
CDX-NAHYS42V1-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 06/20/29 150,000 (9,593) (9,892) 299
Total $ (18,940) $ (19,196) $ 256
*   The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

CREF Inflation-Linked Bond Account June 30, 2024
Summary Portfolio of Investments
30
See Notes to Financial Statements
(Unaudited)
Principal Description
1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
BANK LOAN OBLIGATIONS
CAPITAL GOODS $ 7,035 0 .1%
CONSUMER DURABLES & APPAREL 939 0 .0
CONSUMER SERVICES 5,378 0 .1
FINANCIAL SERVICES 1,521 0 .0
HEALTH CARE EQUIPMENT & SERVICES 2,877 0 .0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3,582 0 .1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0 ^ 0 .0
SOFTWARE & SERVICES 1,716 0 .0
TECHNOLOGY HARDWARE & EQUIPMENT 320 0 .0
TOTAL BANK LOAN OBLIGATIONS
(Cost $23,206) 23,368 0 .3
CORPORATE BONDS
AUTOMOBILES & COMPONENTS 7,211 0 .1
BANKS 6,959 0 .1
CAPITAL GOODS 5,772 0 .1
COMMERCIAL & PROFESSIONAL SERVICES 4,962 0 .1
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,369 0 .0
CONSUMER STAPLES DISTRIBUTION & RETAIL 3,522 0 .0
ENERGY
Occidental Petroleum Corp
$ 10,000,000 8.875%, 07/15/30 11,516 0 .2
Other 42,918 0 .6
54,434 0 .8
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 3,034 0 .0
FINANCIAL SERVICES 6,720 0 .1
FOOD, BEVERAGE & TOBACCO 4,440 0 .1
HEALTH CARE EQUIPMENT & SERVICES
Montefiore Medical Center
12,810,000 2.895%, 04/20/32 10,788 0 .2
10,788 0 .2
MATERIALS 22,281 0 .3
MEDIA & ENTERTAINMENT 7,445 0 .1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5,027 0 .1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5,195 0 .1
TELECOMMUNICATION SERVICES 10,116 0 .1
TRANSPORTATION 8,040 0 .1
UTILITIES 6,408 0 .1
183,690,790
TOTAL CORPORATE BONDS
(Cost $182,739) 175,723 2 .5
GOVERNMENT BONDS
AGENCY SECURITIES 6,473 0 .1
FOREIGN GOVERNMENT BONDS 6,512 0 .1
Principal Description
1 1
Value
(000)
% of net
assets
MORTGAGE BACKED
Government National Mortgage
Association (GNMA)
$ 15,606,026 3.600%, 09/15/31 $ 14,992 0 .2%
32,680,887 1.730%, 07/15/37 27,241 0 .4
21,789,235 1.650%, 07/15/42 17,401 0 .2
24,182,044 2.750%, 01/15/45 21,077 0 .3
Structured Agency Credit Risk Debt
Note (STACR)
20,000,000 (a),(b) 8.685%, 05/25/42, SOFR30A +
3.350% 21,023 0 .3
10,605,000 (a),(b) 8.585%, 04/25/43, SOFR30A +
3.250% 11,248 0 .2
Other 49,625 0 .7
162,607 2 .3
U.S. TREASURY SECURITIES
United States Treasury Inflation
Indexed Bonds
68,191,200 (c) 2.375%, 01/15/25 67,577 1 .0
184,486,960 (c) 0.125%, 04/15/25 179,459 2 .6
84,609,280 (c) 0.375%, 07/15/25 82,484 1 .2
234,402,440 (c) 0.125%, 10/15/25 226,659 3 .2
229,611,645 (c) 0.625%, 01/15/26 222,130 3 .2
88,968,717 (c) 2.000%, 01/15/26 87,870 1 .3
208,725,570 (c) 0.125%, 04/15/26 199,388 2 .9
183,107,400 (c) 0.125%, 07/15/26 175,035 2 .5
320,399,587 (c) 0.125%, 10/15/26 304,956 4 .4
244,644,725 (c) 0.375%, 01/15/27 232,537 3 .3
128,969,616 (c) 2.375%, 01/15/27 128,888 1 .8
138,350,856 (c) 0.125%, 04/15/27 130,170 1 .9
173,659,510 (c) 0.375%, 07/15/27 164,794 2 .4
154,516,180 (c) 1.625%, 10/15/27 151,995 2 .2
244,663,650 (c) 0.500%, 01/15/28 230,537 3 .3
257,993,152 (c) 1.750%, 01/15/28 253,864 3 .6
197,229,240 (c) 1.250%, 04/15/28 190,483 2 .7
137,670,599 (c) 3.625%, 04/15/28 144,670 2 .1
132,513,595 (c) 0.750%, 07/15/28 125,919 1 .8
57,932,930 (c) 2.375%, 10/15/28 58,689 0 .8
299,225,600 (c) 0.875%, 01/15/29 283,463 4 .1
137,113,719 (c) 2.500%, 01/15/29 139,511 2 .0
133,995,276 (c) 2.125%, 04/15/29 134,150 1 .9
42,126,955 (c) 3.875%, 04/15/29 45,500 0 .6
238,997,850 (c) 0.250%, 07/15/29 219,454 3 .1
276,362,604 (c) 0.125%, 01/15/30 248,720 3 .6
149,789,325 (c) 0.125%, 07/15/30 134,020 1 .9
191,488,470 (c) 0.125%, 01/15/31 169,018 2 .4
275,421,086 (c) 0.125%, 07/15/31 241,843 3 .5
122,351,501 (c) 0.125%, 01/15/32 105,919 1 .5
73,475,584 (c) 3.375%, 04/15/32 80,209 1 .1
238,948,979 (c) 0.625%, 07/15/32 214,247 3 .1
441,804,792 (c) 1.125%, 01/15/33 408,743 5 .9
255,744,893 (c) 1.375%, 07/15/33 241,480 3 .5
286,745,925 (c) 1.750%, 01/15/34 278,213 4 .0
6,302,594 90 .4
6,822,965,525
TOTAL GOVERNMENT BONDS
(Cost $6,835,978) 6,478,186 92 .9
STRUCTURED ASSETS
ASSET BACKED
Ford Credit Auto Owner Trust
Series - 2024 1 (Class A)
18,000,000 (b) 4.870%, 08/15/36 17,851 0 .3
Verizon Master Trust Series
Series - 2024 5 (Class A)

31
See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
At 6/30/24, the aggregate value of securities on loan is $4,088,250.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Principal Description
1 1
Value
(000)
% of net
assets
ASSET BACKED—continued
$ 25,000,000 (b) 5.832%, 06/21/32 $ 24,945 0 .4%
Other 22,452 0 .3
65,248 1 .0
OTHER MORTGAGE BACKED
BX Commercial Mortgage Trust
Series - 2021 XL2 (Class C)
19,885,406 (a),(b) 6.641%, 10/15/38, TSFR1M +
1.312% 19,511 0 .3
Series - 2024 XL5 (Class A)
14,384,738 (a),(b) 6.720%, 03/15/41, TSFR1M +
1.392% 14,326 0 .2
Connecticut Avenue Securities Trust
Series - 2023 R01 (Class 1M2)
10,855,000 (a),(b) 9.085%, 12/25/42, SOFR30A +
3.750% 11,647 0 .2
GM Financial Revolving Receivables
Trust
Series - 2024 1 (Class A)
11,000,000 (b) 4.980%, 12/11/36 10,956 0 .2
Other 148,152 2 .0
204,592 2 .9
280,088,757
TOTAL STRUCTURED ASSETS
(Cost $278,256) 269,840 3 .9
Shares
COMMON STOCKS
FINANCIAL SERVICES
475,737 Invesco Senior Loan ETF 10,009 0 .2
10,009 0 .2
TOTAL COMMON STOCKS
(Cost $10,002) 10,009 0 .2
a a a a
TOTAL LONG-TERM INVESTMENTS
(Cost $7,330,181) 6,957,126 99 .8
a a a a
Principal
SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENT 1,567 0 .0
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,567) 1,567 0 .0
a a a a
Shares
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
4,227,821 (d) State Street Navigator Securities
Lending Government Money Market
Portfolio 5.330%(e) 4,228 0 .1
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL
FROM SECURITIES LENDING
(Cost $4,228) 4,228 0 .1
a a a a
a a a a
TOTAL PORTFOLIO
(Cost $7,335,976) 6,962,921 99 .9
OTHER ASSETS & LIABILITIES, NET 10,093 0 .1
NET ASSETS $ 6,973,014 100 .0%
ETF Exchange Traded Fund
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
^ Amount represents less than $1,000.
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $398,037,222 or 5.7% of Total
Investments.
(c) Principal amount for interest accrual purposes is periodically adjusted based on changes in the
Consumer Price Index.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.

Summary Portfolio of Investments
(continued)
CREF Inflation-Linked Bond Account June 30, 2024
32
See Notes to Financial Statements
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
U.S. Treasury 10-Year Note 2,094 09/19/24  $ 228,315 $ 230,307 $ 1,992
U.S. Treasury 2-Year Note 350 09/30/24 71,290 71,476 186
U.S. Treasury 5-Year Note 1,430 09/30/24 151,382 152,407 1,025
Total 3,874   $ 450,987  $ 454,190  $ 3,203

33
See Notes to Financial Statements
CREF Social Choice Account June 30, 2024
Summary Portfolio of Investments
(Unaudited)
Principal Description
1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
BANK LOAN OBLIGATIONS
CAPITAL GOODS $ 58 0 .0%
COMMERCIAL & PROFESSIONAL SERVICES 15,297 0 .0
UTILITIES 20,053 0 .1
TOTAL BANK LOAN OBLIGATIONS
(Cost $35,644) 35,408 0 .1
CORPORATE BONDS
AUTOMOBILES & COMPONENTS 22,311 0 .1
BANKS 311,059 1 .5
CAPITAL GOODS 33,095 0 .2
COMMERCIAL & PROFESSIONAL SERVICES 31,769 0 .1
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 14,146 0 .1
CONSUMER SERVICES 71,495 0 .3
CONSUMER STAPLES DISTRIBUTION & RETAIL 39,712 0 .2
ENERGY 197,495 0 .9
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 8,471 0 .0
FINANCIAL SERVICES 317,783 1 .5
FOOD, BEVERAGE & TOBACCO 50,511 0 .2
HEALTH CARE EQUIPMENT & SERVICES 15,439 0 .1
HOUSEHOLD & PERSONAL PRODUCTS 86,584 0 .4
INSURANCE 44,263 0 .2
MATERIALS 149,232 0 .7
MEDIA & ENTERTAINMENT 10,861 0 .1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 73,585 0 .3
REAL ESTATE MANAGEMENT & DEVELOPMENT 16,032 0 .1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 26,641 0 .1
TECHNOLOGY HARDWARE & EQUIPMENT 13,573 0 .1
TELECOMMUNICATION SERVICES 8,112 0 .0
TRANSPORTATION 18,078 0 .1
UTILITIES 718,291 3 .4
$ 2,520,471,015
TOTAL CORPORATE BONDS
(Cost $2,471,187) 2,278,538 10 .7
GOVERNMENT BONDS
AGENCY SECURITIES 162,910 0 .8
FOREIGN GOVERNMENT BONDS 808,242 3 .8
MORTGAGE BACKED
Federal National Mortgage Association
(FNMA)
193,836,029 4.500%, 09/01/52 182,888 0 .9
90,771,358 4.000%, 10/01/52 83,070 0 .4
1,063,566,302 0.500%-8.000%,
07/01/24-01/01/54 967,005 4 .5
Principal Description
1 1
Value
(000)
% of net
assets
MORTGAGE BACKED—continued
Government National Mortgage
Association (GNMA)
$ 540,153,624 0.647%-6.500%,
08/15/25-04/20/54 $ 438,551 2 .1%
Other 497,965 2 .3
2,169,479 10 .2
MUNICIPAL BONDS 243,880 1 .1
U.S. TREASURY SECURITIES
United States Treasury Note
254,153,000 4.875%, 05/31/26 254,669 1 .2
123,068,000 4.625%, 06/15/27 123,424 0 .6
136,732,000 4.500%, 05/31/29 137,661 0 .6
233,931,000 4.625%, 05/31/31 237,732 1 .1
339,496,000 4.375%, 05/15/34 339,602 1 .6
232,705,800 2.375%, 02/15/42 169,403 0 .8
241,307,000 4.625%, 05/15/44 240,855 1 .1
279,190,000 4.250%, 02/15/54 265,841 1 .3
Other 135,142 0 .6
1,904,329 8 .9
6,009,922,261
TOTAL GOVERNMENT BONDS
(Cost $5,501,323) 5,288,840 24 .8
STRUCTURED ASSETS
ASSET BACKED 238,638 1 .1
OTHER MORTGAGE BACKED 584,765 2 .8
1,219,964,856
TOTAL STRUCTURED ASSETS
(Cost $906,145) 823,403 3 .9
Shares
COMMON STOCKS
AUTOMOBILES & COMPONENTS
858,886 (a) Tesla, Inc 169,956 0 .8
Other 132,010 0 .6
301,966 1 .4
BANKS
879,510 JPMorgan Chase & Co 177,890 0 .8
Other 346,473 1 .7
524,363 2 .5
CAPITAL GOODS
257,859 Caterpillar, Inc 85,893 0 .4
Other 940,605 4 .4
1,026,498 4 .8
COMMERCIAL & PROFESSIONAL SERVICES 271,693 1 .3
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL
353,709 Home Depot, Inc 121,761 0 .6
760,389 TJX Cos, Inc 83,719 0 .4
Other 251,855 1 .2
457,335 2 .2
CONSUMER DURABLES & APPAREL 176,943 0 .8
CONSUMER SERVICES
22,392 Booking Holdings, Inc 88,706 0 .4
363,687 McDonald's Corp 92,682 0 .4
Other 146,577 0 .7
327,965 1 .5
CONSUMER STAPLES DISTRIBUTION & RETAIL 173,105 0 .8
ENERGY 148,232 0 .7

Summary Portfolio of Investments
(continued)
CREF Social Choice Account June 30, 2024
34
See Notes to Financial Statements
Shares Description
1 1
Value
(000)
% of net
assets
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) $ 261,350 1 .2%
FINANCIAL SERVICES
351,880 American Express Co 81,478 0 .4
188,671 Goldman Sachs Group, Inc 85,340 0 .4
288,223 Mastercard, Inc (Class A) 127,153 0 .6
202,615 S&P Global, Inc 90,366 0 .4
522,815 Visa, Inc (Class A) 137,223 0 .6
Other 427,744 2 .1
949,304 4 .5
FOOD, BEVERAGE & TOBACCO
1,710,182 Coca-Cola Co 108,853 0 .5
598,845 PepsiCo, Inc 98,767 0 .5
Other 311,789 1 .4
519,409 2 .4
HEALTH CARE EQUIPMENT & SERVICES
153,436 Elevance Health, Inc 83,141 0 .4
299,606 UnitedHealth Group, Inc 152,577 0 .7
Other 330,863 1 .6
566,581 2 .7
HOUSEHOLD & PERSONAL PRODUCTS
827,822 Procter & Gamble Co 136,524 0 .6
Other 124,877 0 .6
261,401 1 .2
INSURANCE
381,526 Marsh & McLennan Cos, Inc 80,395 0 .4
388,229 Progressive Corp 80,639 0 .4
Other 481,500 2 .2
642,534 3 .0
MATERIALS 548,526 2 .6
MEDIA & ENTERTAINMENT
2,168,147 Comcast Corp (Class A) 84,905 0 .4
175,126 (a) NetFlix, Inc 118,189 0 .6
878,900 Walt Disney Co 87,266 0 .4
Other 318,519 1 .5
608,879 2 .9
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
280,940 Amgen, Inc 87,780 0 .4
349,878 Danaher Corp 87,417 0 .4
225,852 Eli Lilly & Co 204,482 1 .0
814,430 Novo Nordisk A.S. 116,532 0 .6
Other 414,940 1 .9
911,151 4 .3
REAL ESTATE MANAGEMENT & DEVELOPMENT 92,924 0 .4
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
426,563 Applied Materials, Inc 100,665 0 .5
100,887 ASML Holding NV 102,820 0 .5
2,699,960 Intel Corp 83,618 0 .4
85,974 Lam Research Corp 91,549 0 .4
5,311,605 Nvidia Corp 656,196 3 .1
486,905 Texas Instruments, Inc 94,718 0 .4
Other 188,229 0 .9
1,317,795 6 .2
Shares Description
1 1
Value
(000)
% of net
assets
SOFTWARE & SERVICES
202,020 (a) Adobe, Inc $ 112,230 0 .5%
527,737 International Business Machines
Corp 91,272 0 .4
142,464 Intuit, Inc 93,629 0 .5
1,590,266 Microsoft Corp 710,769 3 .4
421,853 Salesforce, Inc 108,459 0 .5
120,006 (a) ServiceNow, Inc 94,405 0 .4
Other 431,446 2 .0
1,642,210 7 .7
TECHNOLOGY HARDWARE & EQUIPMENT 279,838 1 .3
TELECOMMUNICATION SERVICES
2,226,224 Verizon Communications, Inc 91,809 0 .4
Other 130,221 0 .6
222,030 1 .0
TRANSPORTATION 251,607 1 .2
UTILITIES 162,961 0 .8
TOTAL COMMON STOCKS
(Cost $9,941,689) 12,646,600 59 .4
a a a a
PREFERRED STOCKS
REAL ESTATE MANAGEMENT & DEVELOPMENT 13,215 0 .0
UTILITIES 14,759 0 .1
TOTAL PREFERRED STOCKS
(Cost $46,746) 27,974 0 .1
a a a a
RIGHTS/WARRANTS
HEALTH CARE EQUIPMENT & SERVICES 2 0 .0
TOTAL RIGHTS/WARRANTS
(Cost $1) 2 0 .0
a a a a
TOTAL LONG-TERM INVESTMENTS
(Cost $18,902,735) 21,100,765 99 .0
a a a a
Principal
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT 29,762 0 .2
REPURCHASE AGREEMENT 41,438 0 .2
TREASURY DEBT 29,230 0 .1
TOTAL SHORT-TERM INVESTMENTS
(Cost $100,442) 100,430 0 .5
a a a a
Shares
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
105,363,735 (b) State Street Navigator Securities
Lending Government Money Market
Portfolio 5.330%(c) 105,364 0 .5
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL
FROM SECURITIES LENDING
(Cost $105,364) 105,364 0 .5
a a a a
a a a a
TOTAL PORTFOLIO
(Cost $19,108,541) 21,306,559 100 .0
OTHER ASSETS & LIABILITIES, NET (8,165) ( 0 .0 )
NET ASSETS $ 21,298,394 100 .0%

35
See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
At 6/30/24, the aggregate value of securities on loan is $148,798,245.
At 6/30/24, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $1,926,253,530 or 9.0% of Total Investments.
Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
(a) Non-income producing
(b) Investments made with cash collateral received from securities on loan.
(c) The rate shown is the one-day yield as of the end of the reporting period.
Forward Foreign Currency Contracts
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
$ 20,046 EUR 18,663 JPMorgan Chase Bank N.A 07/16/24   $ 44
EUR 2,575 $ 2,803 Morgan Stanley Capital Services 07/16/24   $ (43)
EUR 4,579 $ 4,991 Morgan Stanley Capital Services 07/16/24 (83)
EUR 2,494 $ 2,719 Morgan Stanley Capital Services 07/16/24 (46)
EUR 2,574 $ 2,799 Morgan Stanley Capital Services 07/16/24 (41)
Total   $ (213)
Total   $ (169)
EUR Euro

CREF Money Market Account June 30, 2024
Summary Portfolio of Investments
36
See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
(Unaudited)
Principal Description
1 1
Value
(000)
% of net
assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
Federal Farm Credit Bank (FFCB)
$ 56,800,000 0.000%, 10/18/24 $ 55,978 0 .6%
42,940,000 5.125%, 05/22/25 42,906 0 .5
Federal Home Loan Bank (FHLB)
81,205,000 0.000%, 07/02/24 81,193 0 .8
77,600,000 0.000%, 08/14/24 77,114 0 .8
191,500,000 0.000%, 10/15/24 188,664 2 .0
139,346,000 0.000%, 10/31/24 136,994 1 .4
40,500,000 0.000%, 01/16/25 39,414 0 .4
60,500,000 0.000%, 01/23/25 58,840 0 .6
73,509,000 0.000%, 02/05/25 71,423 0 .7
62,000,000 0.000%, 02/10/25 60,164 0 .6
81,000,000 0.000%, 02/14/25 78,532 0 .8
82,000,000 0.000%, 02/18/25 79,463 0 .8
83,000,000 0.000%, 02/26/25 80,344 0 .8
40,850,000 0.000%, 04/02/25 39,337 0 .4
57,500,000 0.000%, 04/17/25 55,207 0 .6
81,000,000 0.000%, 05/16/25 77,447 0 .8
152,960,000 0.000%-5.125%, 07/03/24-05/29/25 150,177 1 .6
Other 86,010 0 .9
1,459,207 15 .1
REPURCHASE AGREEMENT
Bank of New York Mellon
3,920,000,000 (a) 5.320%, 07/01/24 3,920,000 40 .5
Fixed Income Clearing Corporation
695,374,000 (b) 5.320%, 07/01/24 695,374 7 .2
4,615,374 47 .7
TREASURY DEBT
United States Treasury Bill
163,000,000 0.000%, 07/09/24 162,811 1 .7
84,000,000 0.000%, 07/11/24 83,877 0 .9
50,000,000 0.000%, 08/01/24 49,774 0 .5
80,950,000 0.000%, 08/08/24 80,519 0 .8
113,000,000 0.000%, 08/13/24 112,293 1 .2
163,000,000 0.000%, 08/15/24 161,968 1 .7
109,000,000 0.000%, 08/20/24 108,207 1 .1
40,900,000 0.000%, 08/29/24 40,556 0 .4
162,000,000 0.000%, 09/05/24 160,484 1 .7
55,940,000 0.000%, 10/03/24 55,182 0 .6
71,970,000 0.000%, 10/10/24 70,935 0 .7
82,000,000 0.000%, 10/17/24 80,732 0 .8
350,000,000 0.000%, 10/29/24 343,961 3 .6
42,000,000 0.000%, 12/19/24 40,973 0 .4
42,000,000 0.000%, 12/26/24 40,932 0 .4
80,750,000 0.000%, 03/20/25 77,923 0 .8
40,445,000 0.000%, 04/17/25 38,844 0 .4
144,700,000 0.000%, 05/15/25 138,380 1 .4
65,750,000 0.000%, 06/12/25 62,647 0 .7
United States Treasury Note
40,000,000 0.750%, 11/15/24 39,343 0 .4
41,000,000 2.250%, 11/15/24 40,600 0 .4
62,250,000 3.875%, 04/30/25 61,602 0 .6
Other 40,049 0 .4
2,092,592 21 .6
TREASURY INFLATION PROTECTED SECURITIES 26,389 0 .3
VARIABLE RATE SECURITIES
Federal Home Loan Bank (FHLB)
40,605,000 (c) 5.340%, 07/02/24, SOFR - 0.000% 40,605 0 .4
162,000,000 (c) 5.340%, 07/25/24, SOFR - 0.000% 162,000 1 .7
162,000,000 (c) 5.340%, 07/29/24, SOFR - 0.000% 162,000 1 .7
Principal Description
1 1
Value
(000)
% of net
assets
VARIABLE RATE SECURITIES—continued
$ 405,000,000 (c) 5.340%, 07/30/24, SOFR - 0.000% $ 405,000 4 .2%
364,500,000 (c) 5.340%, 08/14/24, SOFR - 0.000% 364,500 3 .8
243,000,000 (c) 5.340%, 08/20/24, SOFR - 0.000% 243,000 2 .5
81,000,000 (c) 5.345%, 09/23/24, SOFR + 0.005% 81,000 0 .8
121,000,000 (c) 5.345%, 09/26/24, SOFR + 0.005% 121,000 1 .2
121,000,000 (c) 5.345%, 10/07/24, SOFR + 0.005% 121,000 1 .2
United States Treasury Floating Rate Note
79,000,000 (c) 5.342%, 07/31/24, US Treasury Bill 3
M + 0.037% 78,997 0 .8
Other 36,252 0 .4
1,815,354 18 .7
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,008,916) 10,008,916 103 .4
a a a a
TOTAL PORTFOLIO
(Cost $10,008,916) 10,008,916 103 .4
OTHER ASSETS & LIABILITIES, NET (327,689) ( 3 .4 )
NET ASSETS $ 9,681,227 100 .0%
M Month
SOFR Secure Overnight Financing Rate
(a) Agreement with Bank of New York Mellon, 5.320% dated 6/28/24 to be repurchased at
$3,921,737,867 on 7/1/24, collateralized by Government Agency Securities, with coupon rates
0.125%–4.375% and maturity dates 7/15/25–1/15/32, valued at $3,993,435,898.
(b) Agreement with Fixed Income Clearing Corporation, 5.320% dated 6/28/24 to be repurchased at $695,682,282 on 7/1/24, collateralized by Government Agency Securities, with coupon rates
0.125%–4.500% and maturity date 7/15/26, valued at $709,281,617.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Statement of Assets and Liabilities
See Notes to Financial Statements
38
June 30, 2024 (Unaudited)
(amounts in thousands, except accumulation unit value)
20.1
Stock Account
20.2
Global Equities Account
ASSETS
Long-term investments, at value*† $ 125,032,841 $ 28,690,641
Affiliated investments, at value‡ 144,391 18,691
Short-term investments, at value# 557,119 341,248
Investments purchased with collateral from securities lending, at value (cost approximates value) 859,837 131,090
Cash 57,913 18,288
Cash denominated in foreign currencies^ 71,027 19,721
Cash collateral at brokers for investments in futures contracts 47 –
Cash collateral at brokers for investments in mortgage dollar rolls – –
Cash collateral at brokers for investments in swaps contracts – –
Receivables:
Dividends 112,312 22,720
Interest 2,745 164
Investments sold 2,059,589 125,695
Reclaims 60,757 10,598
Variation margin on swaps contracts – –
Unrealized appreciation on forward foreign currency contracts – –
Other 17,677 2,728
Total assets 128,976,255 29,381,584
LIABILITIES
Due to affiliates 140,737 4,135
Cash overdraft – –
Payables:
Investment management fees 2,697 532
Capital gain taxes 82,658 14,881
Collateral from securities lending 859,959 130,757
Investments purchased - regular settlement 1,937,629 201,655
Investments purchased - when-issued/delayed-delivery settlement – –
Service agreement fees 4,561 463
Trustee compensation 16,747 2,624
Variation margin on swaps contracts – –
Variation margin on futures contracts 971 636
Unrealized depreciation on forward foreign currency contracts – –
Other 834 72
Total liabilities 3,046,793 355,755
Net assets $ 125,929,462 $ 29,025,829
CLASS R4 (Accumulation): Net assets $ 2,358,058 $ 846,801
Units outstanding 2,689 2,554
Unit value $ 877 .017 $ 331 .574
CLASS R3 (Accumulation): Net assets $ 63,902,089 $ 14,581,675
Units outstanding 73,070 44,102
Unit value $ 874 .528 $ 330 .632
CLASS R2 (Accumulation): Net assets $ 34,857,431 $ 8,669,127
Units outstanding 40,102 26,380
Unit value $ 869 .222 $ 328 .626
CLASS R1 (Accumulation): Net assets $ 14,238,078 $ 4,404,965
Units outstanding 16,681 13,650
Unit value $ 853 .564 $ 322 .714
ANNUITY: Net assets $ 10,573,806 $ 523,261
* Includes securities loaned of $ 1,318,620 $ 166,536
† Long-term investments, cost $ 99,637,074 $ 21,323,847
‡ Affiliated investments, cost $ 213,510 $ 18,917
# Short-term investments, cost $ 557,194 $ 341,300
^ Cash denominated in foreign currencies, cost $ 70,996 $ 19,724

See Notes to Financial Statements
39
20.3
Growth Account
20.4
Equity Index Account
20.5
Core Bond Account
20.6
Inflation-Linked Bond
Account
20.7
Social Choice Account
20.8
Money Market Account
$ 40,142,375 $ 24,644,486 $ 10,477,837 $ 6,957,126 $ 21,100,765 $ –
– – – – – –
131,798 133,243 161,379 1,567 100,430 10,008,916
49,190 70,783 35,226 4,228 105,364 –
– – – 93 – –
– – 689 – 2,707 –
– – 10,793 – – –
– – 99,000 – 31,501 –
– – 308 – – –
3,141 13,558 72 – 9,961 –
20 37 77,707 26,267 62,397 16,687
– 229,948 – 158 30,789 –
1,143 – 37 – 8,824 –
– – 186 – – –
– – 2,442 – 44 –
3,019 2,374 2,756 1,010 1,963 1,517
40,330,686 25,094,429 10,868,432 6,990,449 21,454,745 10,027,120
14,109 10,233 928 3,257 6,146 191
– – 7,793 – 208 –
613 389 325 218 727 228
– – 5 – – –
49,190 70,783 35,226 4,228 105,364 –
19,918 247,515 70,435 7,974 41,680 343,961
– – 15,000 – – –
1,582 907 – 28 135 –
2,970 2,228 1,680 1,007 1,869 1,508
– – 206 – – –
– 470 1,103 721 – –
– – 351 – 213 –
17 9 385 2 9 5
88,399 332,534 133,437 17,435 156,351 345,893
$ 40,242,287 $ 24,761,895 $ 10,734,995 $ 6,973,014 $ 21,298,394 $ 9,681,227
$ 401,072 $ 373,707 $ 174,617 $ 162,067 $ 1,388,768 $ 121,943
818 784 1,321 1,940 3,864 4,178
$ 490 .142 $ 476 .374 $ 132 .175 $ 83 .558 $ 359 .426 $ 29 .186
$ 19,408,292 $ 11,313,149 $ 5,136,025 $ 3,458,647 $ 10,041,112 $ 4,754,745
39,710 23,816 38,969 41,510 28,016 163,337
$ 488 .753 $ 475 .028 $ 131 .797 $ 83 .320 $ 358 .408 $ 29 .110
$ 12,449,687 $ 7,790,496 $ 3,345,074 $ 1,873,103 $ 6,576,542 $ 2,760,158
25,628 16,500 25,535 22,618 18,461 95,400
$ 485 .783 $ 472 .146 $ 130 .999 $ 82 .816 $ 356 .236 $ 28 .933
$ 7,161,515 $ 4,693,202 $ 1,833,773 $ 1,317,467 $ 2,814,041 $ 1,918,329
15,013 10,122 14,255 16,200 8,044 67,402
$ 477 .031 $ 463 .647 $ 128 .642 $ 81 .326 $ 349 .825 $ 28 .461
$ 821,721 $ 591,341 $ 245,506 $ 161,730 $ 477,931 $ 126,052
$ 48,566 $ 111,135 $ 41,459 $ 4,088 $ 148,798 $ –
$ 24,537,440 $ 7,538,771 $ 11,360,776 $ 7,330,181 $ 18,902,735 $ –
$ – $ – $ – $ – $ – $ –
$ 131,811 $ 133,248 $ 161,420 $ 1,567 $ 100,442 $ 10,008,916
$ – $ – $ 941 $ – $ 2,709 $ –

Statement of Operations
See Notes to Financial Statements
40
Six Months Ended June 30, 2024 (Unaudited)
(amounts in thousands)
20.1
Stock Account
20.2
Global Equities Account
INVESTMENT INCOME
Dividends $ 1,282,631 $ 268,361
Dividends from affiliated investments 4,838 –
Interest 11,234 8,178
Securities lending income, net 5,043 1,162
Tax withheld (79,991) (17,575)
Total investment income 1,223,755 260,126
EXPENSES
Investment management fees 63,329 13,543
Administrative - Class R4 123 47
Administrative - Class R3 55,940 11,042
Administrative - Class R2 35,623 8,691
Administrative - Class R1 23,492 7,057
Distribution fees - Class R4 18 6
Distribution fees - Class R3 8,597 1,688
Distribution fees - Class R2 5,301 1,288
Distribution fees - Class R1 4,304 1,288
Mortality and expense risk charges 3,046 686
Total expenses 199,773 45,336
Net expenses 199,773 45,336
Net investment income (loss) 1,023,982 214,790
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments† 4,223,793 923,534
Affiliated investments (8,624) (2)
Futures contracts 34,610 30,370
Forward foreign currency contracts – –
Swaps contracts – –
Foreign currency transactions (8,804) (1,978)
Net realized gain (loss) 4,240,975 951,924
Change in unrealized appreciation (depreciation) on:
Investments ‡ 7,716,800 2,197,611
Affiliated investments (49,512) (6,628)
Futures contracts (7,491) (8,887)
Forward foreign currency contracts – –
Swaps contracts – –
Foreign currency translations (2,866) (586)
Net change in unrealized appreciation (depreciation) 7,656,931 2,181,510
Net realized and unrealized gain (loss) 11,897,906 3,133,434
Net increase (decrease) in net assets from operations $ 12,921,888 $ 3,348,224
†   Net of foreign capital gain taxes $ 8,894 $ 291
‡   Net of change in unrealized foreign capital gains taxes $ (31,426) $ (7,013)

See Notes to Financial Statements
41
20.3
Growth Account
20.4
Equity Index Account
20.5
Core Bond Account
20.6
Inflation-Linked Bond
Account
20.7
Social Choice Account
20.8
Money Market Account
$ 106,823 $ 156,435 $ 141 $ 414 $ 142,669 $ –
– – – – – –
2,437 1,744 233,278 156,742 196,052 254,256
23 1,053 208 11 (5,660) –
(2,051) (36) (15) – (8,408) –
107,232 159,196 233,612 157,167 324,653 254,256
8,206 882 3,959 1,354 4,027 544
20 12 10 9 77 6
14,396 8,826 4,152 2,796 8,180 3,738
12,096 7,865 3,511 1,963 6,958 2,850
11,165 7,637 3,004 2,189 4,782 3,189
3 2 1 1 10 1
2,193 1,354 644 435 1,266 581
1,784 1,169 528 295 1,043 428
2,034 1,397 552 403 879 587
925 589 265 172 530 237
52,822 29,733 16,626 9,617 27,752 12,161
52,822 29,733 16,626 9,617 27,752 12,161
54,410 129,463 216,986 147,550 296,901 242,095
57,444 732,041 (79,789) (17,940) 923,498 3
– – – – – –
– 10,361 (15,899) (5,423) – –
– – 4,582 – 468 –
– – (19,524) – – –
(157) 12 (3,728) 12 (2,286) 9
57,287 742,414 (114,358) (23,351) 921,680 12
7,315,293 2,104,375 (111,937) (13,210) (56,749) –
– – – – – –
– (660) 2,727 (3,947) – –
– – 8,758 – 58 –
– – 10,833 – – –
(16) – (136) – (352) –
7,315,277 2,103,715 (89,755) (17,157) (57,043) –
7,372,564 2,846,129 (204,113) (40,508) 864,637 12
$ 7,426,974 $ 2,975,592 $ 12,873 $ 107,042 $ 1,161,538 $ 242,107
$ – $ – $ 2 $ – $ – $ –
$ – $ – $ 4 $ – $ – $ –

Statement of Changes in Net Assets
See Notes to Financial Statements
42
20.1
Stock Account
20.2
Global Equities Account
(amounts in thousands)
Unaudited
Six Months Ended
6/30/24
Year Ended
12/31/23
Unaudited
Six Months Ended
6/30/24
Year Ended
12/31/23
OPERATIONS
Net investment income (loss) $ 1,023,982 $ 1,918,357 $ 214,790 $ 402,843
Net realized gain (loss) 4,240,975 1,716,812 951,924 768,585
Net change in unrealized appreciation
(depreciation) 7,656,931 18,827,617 2,181,510 3,907,420
Net increase (decrease) in net assets from
operations 12,921,888 22,462,786 3,348,224 5,078,848
FROM PARTICIPANT TRANSACTIONS
Premiums and contributions 1,836,129 3,115,816 999,610 1,300,822
Net transfers between CREF Accounts (360,807) (693,786) 299,105 258,011
Withdrawals and death benefits (6,202,116) (10,012,090) (1,537,430) (2,413,999)
Annuity payments (684,301) (1,341,364) (26,820) (49,044)
Net increase (decrease) from participant
transactions (5,411,095) (8,931,424) (265,535) (904,210)
Net increase (decrease) in net assets 7,510,793 13,531,362 3,082,689 4,174,638
Net assets at the beginning of period 118,418,669 104,887,307 25,943,140 21,768,502
Net assets at the end of period $ 125,929,462 $ 118,418,669 $ 29,025,829 $ 25,943,140

See Notes to Financial Statements
43
20.3
Growth Account
20.4
Equity Index Account
20.5
Core Bond Account
20.6
Inflation-Linked Bond Account
Unaudited
Six Months Ended
6/30/24
Year Ended
12/31/23
Unaudited
Six Months Ended
6/30/24
Year Ended
12/31/23
Unaudited
Six Months Ended
6/30/24
Year Ended
12/31/23
Unaudited
Six Months Ended
6/30/24
Year Ended
12/31/23
$ 54,410 $ 154,638 $ 129,463 $ 296,885 $ 216,986 $ 409,084 $ 147,550 $ 241,508
57,287 (252,337) 742,414 1,007,185 (114,358) (290,426) (23,351) (90,303)
7,315,277 11,206,343 2,103,715 3,490,140 (89,755) 525,115 (17,157) 160,430
7,426,974 11,108,644 2,975,592 4,794,210 12,873 643,773 107,042 311,635
779,708 864,847 566,912 552,200 454,535 683,844 324,527 569,293
(86,670) (205,078) (150,787) (159,447) 211,876 44,252 60,382 (13,606)
(1,918,725) (2,595,634) (1,251,575) (1,864,621) (699,490) (1,306,464) (495,112) (969,421)
(37,914) (65,116) (31,437) (57,433) (13,453) (27,271) (9,211) (18,736)
(1,263,601) (2,000,981) (866,887) (1,529,301) (46,532) (605,639) (119,414) (432,470)
6,163,373 9,107,663 2,108,705 3,264,909 (33,659) 38,134 (12,372) (120,835)
34,078,914 24,971,251 22,653,190 19,388,281 10,768,654 10,730,520 6,985,386 7,106,221
$ 40,242,287 $ 34,078,914 $ 24,761,895 $ 22,653,190 $ 10,734,995 $ 10,768,654 $ 6,973,014 $ 6,985,386

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
44
(continued)
(continued)
Statement of Changes in Net Assets
(continued)
20.7
Social Choice Account
20.8
Money Market Account
(amounts in thousands)
Unaudited
Six Months Ended
6/30/24
Year Ended
12/31/23
Unaudited
Six Months Ended
6/30/24
Year Ended
12/31/23
OPERATIONS
Net investment income (loss) $ 296,901 $ 543,149 $ 242,095 $ 433,865
Net realized gain (loss) 921,680 165,011 12 138
Net change in unrealized appreciation
(depreciation) (57,043) 1,995,206 – –
Net increase (decrease) in net assets from
operations 1,161,538 2,703,366 242,107 434,003
FROM PARTICIPANT TRANSACTIONS
Premiums and contributions 784,636 2,512,770 1,331,410 3,469,667
Net transfers between CREF Accounts (146,494) 640,317 173,426 129,338
Withdrawals and death benefits (1,849,045) (2,133,207) (1,581,510) (3,192,257)
Annuity payments (24,245) (45,938) (7,306) (13,723)
Net increase (decrease) from participant
transactions (1,235,148) 973,942 (83,980) 393,025
Net increase (decrease) in net assets (73,610) 3,677,308 158,127 827,028
Net assets at the beginning of period 21,372,004 17,694,696 9,523,100 8,696,072
Net assets at the end of period $ 21,298,394 $ 21,372,004 $ 9,681,227 $ 9,523,100

Financial Highlights
See Notes to Financial Statements
46
The following data is for a unit outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Investment
Income
a
Expenses
a
Net
Investment
Income (Loss)
a
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.1
STOCK ACCOUNT
Class R4 : 6/30/24
#
$ 8 .538 $ 0 .512 $ 8 .026 $ 80 .744 $ 88 .770 $ 788 .247 $ 877 .017
12/31/23 14 .362 0 .845 13 .517 131 .587 145 .104 643 .143 788 .247
12/31/22
§
3 .271 0 .203 3 .068 9 .589 12 .657 630 .486 643 .143
Class R3 : 6/30/24
#
8 .312 1 .191 7 .121 80 .753 87 .874 786 .654 874 .528
12/31/23 14 .470 1 .961 12 .509 131 .291 143 .800 642 .854 786 .654
12/31/22 13 .834 1 .691 12 .143 ( 157 .619 ) ( 145 .476 ) 788 .330 642 .854
12/31/21 11 .872 1 .688 10 .184 115 .218 125 .402 662 .928 788 .330
12/31/20 10 .044 1 .598 8 .446 92 .234 100 .680 562 .248 662 .928
12/31/19 11 .279 1 .507 9 .772 111 .324 121 .096 441 .152 562 .248
Class R2 : 6/30/24
#
8 .262 1 .445 6 .817 80 .278 87 .095 782 .127 869 .222
12/31/23 14 .392 2 .463 11 .929 130 .577 142 .506 639 .621 782 .127
12/31/22 13 .800 2 .019 11 .781 ( 156 .913 ) ( 145 .132 ) 784 .753 639 .621
12/31/21 11 .811 2 .055 9 .756 114 .741 124 .497 660 .256 784 .753
12/31/20 10 .005 1 .916 8 .089 91 .852 99 .941 560 .315 660 .256
12/31/19 11 .240 1 .772 9 .468 110 .979 120 .447 439 .868 560 .315
Class R1 : 6/30/24
#
8 .114 2 .064 6 .050 78 .867 84 .917 768 .647 853 .564
12/31/23 14 .159 3 .447 10 .712 128 .410 139 .122 629 .525 768 .647
12/31/22 13 .580 3 .012 10 .568 ( 154 .604 ) ( 144 .036 ) 773 .561 629 .525
12/31/21 11 .657 3 .132 8 .525 113 .206 121 .731 651 .830 773 .561
12/31/20 9 .890 2 .810 7 .080 90 .652 97 .732 554 .098 651 .830
12/31/19 11 .125 2 .749 8 .376 109 .873 118 .249 435 .849 554 .098
#
Unaudited
§
Class R4 commenced operations on September 16, 2022.
a
Based on average units outstanding.
b
Based on per accumulation unit data.
c
Percentage is not annualized.
d
Percentage is annualized.
i
Does not include annuity net assets.

See Notes to Financial Statements
47
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b ,c
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
i
11 .26% 0 .12%
d
1 .93%
d
19% 3   $ 2,358
22 .56 0 .12 1 .89 36 2 1,557
2 .01 0 .11
d
1 .68
d
41 1 566
11 .17 0 .29
d
1 .72
d
19 73 63,902
22 .37 0 .28 1 .76 36 77 60,281
( 18 .45 ) 0 .25 1 .80 41 83 53,295
18 .92 0 .23 1 .38 50 87 68,462
17 .91 0 .29 1 .53 69 93 61,616
27 .45 0 .30 1 .92 60 103 57,944
11 .14 0 .35
d
1 .66
d
19 40 34,857
22 .28 0 .35 1 .69 36 42 32,969
( 18 .49 ) 0 .30 1 .75 41 46 29,554
18 .86 0 .28 1 .33 50 52 41,153
17 .84 0 .35 1 .47 69 57 37,943
27 .38 0 .35 1 .86 60 63 35,441
11 .05 0 .51
d
1 .50
d
19 17 14,238
22 .10 0 .50 1 .54 36 18 13,540
( 18 .62 ) 0 .45 1 .60 41 19 12,179
18 .67 0 .43 1 .17 50 21 16,519
17 .64 0 .52 1 .31 69 23 15,270
27 .13 0 .55 1 .67 60 26 14,577

Financial Highlights
(continued)
See Notes to Financial Statements
48
Financial Highlights
(continued)
Investment Operations
Investment
Income
a
Expenses
a
Net
Investment
Income (Loss)
a
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.2
GLOBAL EQUITIES ACCOUNT
Class R4 : 6/30/24
#
$ 2 .970 $ 0 .183 $ 2 .787 $ 35 .560 $ 38 .347 $ 293 .227 $ 331 .574
12/31/23 5 .303 0 .296 5 .007 52 .031 57 .038 236 .189 293 .227
12/31/22
§
1 .069 0 .070 0 .999 4 .803 5 .802 230 .387 236 .189
Class R3 : 6/30/24
#
2 .948 0 .439 2 .509 35 .490 37 .999 292 .633 330 .632
12/31/23 5 .329 0 .712 4 .617 51 .933 56 .550 236 .083 292 .633
12/31/22 4 .990 0 .595 4 .395 ( 57 .939 ) ( 53 .544 ) 289 .627 236 .083
12/31/21 5 .129 0 .560 4 .569 34 .624 39 .193 250 .434 289 .627
12/31/20 3 .517 0 .561 2 .956 43 .466 46 .422 204 .012 250 .434
12/31/19 4 .095 0 .465 3 .630 41 .347 44 .977 159 .035 204 .012
Class R2 : 6/30/24
#
2 .928 0 .534 2 .394 35 .283 37 .677 290 .949 328 .626
12/31/23 5 .303 0 .899 4 .404 51 .649 56 .053 234 .896 290 .949
12/31/22 4 .976 0 .715 4 .261 ( 57 .679 ) ( 53 .418 ) 288 .314 234 .896
12/31/21 5 .099 0 .697 4 .402 34 .488 38 .890 249 .424 288 .314
12/31/20 3 .505 0 .678 2 .827 43 .288 46 .115 203 .309 249 .424
12/31/19 4 .081 0 .560 3 .521 41 .217 44 .738 158 .571 203 .309
Class R1 : 6/30/24
#
2 .880 0 .767 2 .113 34 .660 36 .773 285 .941 322 .714
12/31/23 5 .217 1 .265 3 .952 50 .794 54 .746 231 .195 285 .941
12/31/22 4 .897 1 .080 3 .817 ( 56 .831 ) ( 53 .014 ) 284 .209 231 .195
12/31/21 5 .035 1 .096 3 .939 34 .023 37 .962 246 .247 284 .209
12/31/20 3 .467 1 .009 2 .458 42 .730 45 .188 201 .059 246 .247
12/31/19 4 .042 0 .913 3 .129 40 .803 43 .932 157 .127 201 .059
#
Unaudited
§
Class R4 commenced operations on September 16, 2022.
a
Based on average units outstanding.
b
Based on per accumulation unit data.
c
Percentage is not annualized.
d
Percentage is annualized.
i
Does not include annuity net assets.

See Notes to Financial Statements
49
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b ,c
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
i
13 .09% 0 .12%
d
1 .79%
d
17% 3   $ 847
24 .13 0 .11 1 .89 32 2 680
2 .52 0 .10
d
1 .48
d
36 2 400
13 .00 0 .28
d
1 .61
d
17 44 14,582
23 .94 0 .27 1 .75 32 44 13,019
( 18 .49 ) 0 .24 1 .77 36 46 10,883
15 .65 0 .20 1 .67 46 50 14,427
22 .75 0 .27 1 .45 63 47 11,672
28 .28 0 .25 1 .98 67 49 10,088
12 .96 0 .35
d
1 .55
d
17 26 8,669
23 .85 0 .34 1 .68 32 27 7,871
( 18 .53 ) 0 .29 1 .73 36 29 6,749
15 .59 0 .26 1 .61 46 32 9,290
22 .68 0 .33 1 .39 63 33 8,190
28 .21 0 .31 1 .92 67 35 7,150
12 .87 0 .51
d
1 .39
d
17 14 4,405
23 .66 0 .49 1 .53 32 14 3,902
( 18 .65 ) 0 .44 1 .57 36 14 3,333
15 .42 0 .41 1 .46 46 16 4,495
22 .48 0 .50 1 .23 63 16 4,032
27 .96 0 .50 1 .73 67 18 3,682

Financial Highlights
(continued)
See Notes to Financial Statements
50
Financial Highlights
(continued)
Investment Operations
Investment
Income
a
Expenses
a
Net
Investment
Income (Loss)
a
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.3
GROWTH ACCOUNT
Class R4 : 6/30/24
#
$ 1.289 $ 0.139 $ 1.150 $ 88.254 $ 89.404 $ 400.738 $ 490.142
12/31/23 2.771 0.229 2.542 124.305 126.847 273.891 400.738
12/31/22
§
0.786 0.067 0.719 (12.196) (11.477) 285.368 273.891
Class R3 : 6/30/24
#
1.281 0.503 0.778 88.047 88.825 399.928 488.753
12/31/23 2.725 0.764 1.961 124.201 126.162 273.766 399.928
12/31/22 2.445 0.684 1.761 (132.602) (130.841) 404.607 273.766
12/31/21 1.935 0.658 1.277 67.368 68.645 335.962 404.607
12/31/20 2.003 0.644 1.359 95.929 97.288 238.674 335.962
12/31/19 2.016 0.496 1.520 55.873 57.393 181.281 238.674
Class R2 : 6/30/24
#
1.273 0.639 0.634 87.526 88.160 397.623 485.783
12/31/23 2.709 1.002 1.707 123.530 125.237 272.386 397.623
12/31/22 2.425 0.836 1.589 (131.969) (130.380) 402.766 272.386
12/31/21 1.929 0.844 1.085 67.078 68.163 334.603 402.766
12/31/20 1.995 0.800 1.195 95.559 96.754 237.849 334.603
12/31/19 2.007 0.609 1.398 55.701 57.099 180.750 237.849
Class R1 : 6/30/24
#
1.250 0.972 0.278 85.983 86.261 390.770 477.031
12/31/23 2.664 1.477 1.187 121.494 122.681 268.089 390.770
12/31/22 2.391 1.293 1.098 (130.033) (128.935) 397.024 268.089
12/31/21 1.902 1.389 0.513 66.175 66.688 330.336 397.024
12/31/20 1.972 1.242 0.730 94.391 95.121 235.215 330.336
12/31/19 1.988 1.026 0.962 55.151 56.113 179.102 235.215
#
Unaudited
^
Amount represents less than 1,000,000.
§
Class R4 commenced operations on September 16, 2022.
a
Based on average units outstanding.
b
Based on per accumulation unit data.
c
Percentage is not annualized.
d
Percentage is annualized.
i
Does not include annuity net assets.

See Notes to Financial Statements
51
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b,c
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
i
22.31% 0.06%
d
0.52%
d
8% 1  $ 401
46.31 0.07 0.74 33 1 265
(4.02) 0.08
d
0.89
d
41 0
^
90
22.21 0.23
d
0.35
d
8 40 19,408
46.09 0.23 0.58 33 41 16,457
(32.34) 0.22 0.57 41 44 12,025
20.43 0.18 0.34 67 46 18,614
40.76 0.24 0.50 82 49 16,452
31.66 0.23 0.70 85 54 12,898
22.17 0.29
d
0.29
d
8 26 12,450
45.98 0.30 0.51 33 27 10,614
(32.37) 0.27 0.51 41 29 7,908
20.37 0.23 0.29 67 33 13,218
40.68 0.30 0.44 82 36 12,019
31.59 0.28 0.65 85 39 9,335
22.07 0.45
d
0.13
d
8 15 7,162
45.76 0.45 0.36 33 15 6,055
(32.48) 0.42 0.36 41 17 4,447
20.19 0.38 0.14 67 18 7,208
40.44 0.47 0.27 82 20 6,548
31.33 0.48 0.45 85 22 5,184

Financial Highlights
(continued)
See Notes to Financial Statements
52
Financial Highlights
(continued)
Investment Operations
Investment
Income
a
Expenses
a
Net
Investment
Income (Loss)
a
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.4
EQUITY INDEX ACCOUNT
Class R4 : 6/30/24
#
$ 3 .093 $ 0 .059 $ 3 .034 $ 53 .712 $ 56 .746 $ 419 .628 $ 476 .374
12/31/23 6 .312 0 .115 6 .197 80 .314 86 .511 333 .117 419 .628
12/31/22
§
1 .690 0 .037 1 .653 ( 4 .237 ) ( 2 .584 ) 335 .701 333 .117
Class R3 : 6/30/24
#
3 .006 0 .425 2 .581 53 .663 56 .244 418 .784 475 .028
12/31/23 6 .221 0 .699 5 .522 80 .296 85 .818 332 .966 418 .784
12/31/22 5 .558 0 .619 4 .939 ( 84 .322 ) ( 79 .383 ) 412 .349 332 .966
12/31/21 4 .885 0 .592 4 .293 79 .534 83 .827 328 .522 412 .349
12/31/20 4 .757 0 .578 4 .179 52 .002 56 .181 272 .341 328 .522
12/31/19 4 .851 0 .502 4 .349 59 .668 64 .017 208 .324 272 .341
Class R2 : 6/30/24
#
2 .989 0 .563 2 .426 53 .345 55 .771 416 .375 472 .146
12/31/23 6 .187 0 .965 5 .222 79 .861 85 .083 331 .292 416 .375
12/31/22 5 .518 0 .791 4 .727 ( 83 .915 ) ( 79 .188 ) 410 .480 331 .292
12/31/21 4 .858 0 .779 4 .079 79 .203 83 .282 327 .198 410 .480
12/31/20 4 .739 0 .737 4 .002 51 .792 55 .794 271 .404 327 .198
12/31/19 4 .832 0 .630 4 .202 59 .485 63 .687 207 .717 271 .404
Class R1 : 6/30/24
#
2 .935 0 .899 2 .036 52 .407 54 .443 409 .204 463 .647
12/31/23 6 .085 1 .486 4 .599 78 .537 83 .136 326 .068 409 .204
12/31/22 5 .440 1 .317 4 .123 ( 82 .686 ) ( 78 .563 ) 404 .631 326 .068
12/31/21 4 .795 1 .326 3 .469 78 .134 81 .603 323 .028 404 .631
12/31/20 4 .683 1 .182 3 .501 51 .129 54 .630 268 .398 323 .028
12/31/19 4 .780 1 .100 3 .680 58 .895 62 .575 205 .823 268 .398
#
Unaudited
^
Amount represents less than 1,000,000.
§
Class R4 commenced operations on September 16, 2022.
a
Based on average units outstanding.
b
Based on per accumulation unit data.
c
Percentage is not annualized.
d
Percentage is annualized.
i
Does not include annuity net assets.

See Notes to Financial Statements
53
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b ,c
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
i
13 .52% 0 .03%
d
1 .35%
d
1% 1   $ 374
25 .97 0 .03 1 .64 2 0
^
139
( 0 .77 ) 0 .04
d
1 .71
d
2 0
^
10
13 .43 0 .19
d
1 .16
d
1 24 11,313
25 .77 0 .19 1 .48 2 25 10,432
( 19 .25 ) 0 .17 1 .39 2 27 8,937
25 .52 0 .16 1 .15 4 28 11,486
20 .63 0 .21 1 .53 3 29 9,584
30 .73 0 .21 1 .78 2 33 8,965
13 .39 0 .25
d
1 .10
d
1 17 7,790
25 .68 0 .26 1 .41 2 17 7,206
( 19 .29 ) 0 .22 1 .34 2 19 6,275
25 .45 0 .21 1 .10 4 21 8,625
20 .56 0 .27 1 .47 3 23 7,481
30 .66 0 .26 1 .73 2 25 6,889
13 .30 0 .41
d
0 .94
d
1 10 4,693
25 .50 0 .41 1 .26 2 11 4,334
( 19 .42 ) 0 .38 1 .19 2 11 3,703
25 .26 0 .36 0 .95 4 12 4,943
20 .35 0 .44 1 .30 3 13 4,230
30 .40 0 .46 1 .53 2 15 3,954

Financial Highlights
(continued)
See Notes to Financial Statements
54
Financial Highlights
(continued)
Investment Operations
Investment
Income
a
Expenses
a
Net
Investment
Income (Loss)
a
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.5
CORE BOND ACCOUNT
Class R4 : 6/30/24
#
$ 2 .868 $ 0 .060 $ 2 .808 $ ( 2 .501 ) $ 0 .307 $ 131 .868 $ 132 .175
12/31/23 5 .275 0 .113 5 .162 2 .858 8 .020 123 .848 131 .868
12/31/22
§
1 .339 0 .034 1 .305 ( 2 .437 ) ( 1 .132 ) 124 .980 123 .848
Class R3 : 6/30/24
#
2 .861 0 .168 2 .693 ( 2 .495 ) 0 .198 131 .599 131 .797
12/31/23 5 .249 0 .313 4 .936 2 .871 7 .807 123 .792 131 .599
12/31/22 4 .037 0 .304 3 .733 ( 22 .465 ) ( 18 .732 ) 142 .524 123 .792
12/31/21 3 .242 0 .296 2 .946 ( 4 .720 ) ( 1 .774 ) 144 .298 142 .524
12/31/20 3 .756 0 .346 3 .410 7 .176 10 .586 133 .712 144 .298
12/31/19 4 .083 0 .317 3 .766 7 .308 11 .074 122 .638 133 .712
Class R2 : 6/30/24
#
2 .844 0 .208 2 .636 ( 2 .481 ) 0 .155 130 .844 130 .999
12/31/23 5 .220 0 .404 4 .816 2 .857 7 .673 123 .171 130 .844
12/31/22 4 .005 0 .366 3 .639 ( 22 .348 ) ( 18 .709 ) 141 .880 123 .171
12/31/21 3 .229 0 .367 2 .862 ( 4 .701 ) ( 1 .839 ) 143 .719 141 .880
12/31/20 3 .741 0 .427 3 .314 7 .152 10 .466 133 .253 143 .719
12/31/19 4 .070 0 .385 3 .685 7 .286 10 .971 122 .282 133 .253
Class R1 : 6/30/24
#
2 .794 0 .305 2 .489 ( 2 .438 ) 0 .051 128 .591 128 .642
12/31/23 5 .137 0 .579 4 .558 2 .804 7 .362 121 .229 128 .591
12/31/22 3 .950 0 .557 3 .393 ( 22 .022 ) ( 18 .629 ) 139 .858 121 .229
12/31/21 3 .185 0 .574 2 .611 ( 4 .639 ) ( 2 .028 ) 141 .886 139 .858
12/31/20 3 .696 0 .655 3 .041 7 .068 10 .109 131 .777 141 .886
12/31/19 4 .029 0 .634 3 .395 7 .214 10 .609 121 .168 131 .777
#
Unaudited
§
Class R4 commenced operations on September 16, 2022.
a
Based on average units outstanding.
b
Based on per accumulation unit data.
c
Percentage is not annualized.
d
Percentage is annualized.
i
Does not include annuity net assets.

See Notes to Financial Statements
55
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b ,c
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Portfolio Turnover Rate
Excluding Mortgage
Dollar Rolls
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
i
0 .23% 0 .09%
d
4 .32%
d
47% 40% 1   $ 175
6 .48 0 .09 4 .09 80 78 1 148
( 0 .91 ) 0 .09
d
3 .68
d
176 105 1 69
0 .15 0 .26
d
4 .15
d
47 40 39 5,136
6 .31 0 .25 3 .90 80 78 39 5,196
( 13 .14 ) 0 .23 2 .89 176 105 42 5,246
( 1 .23 ) 0 .21 2 .07 207 49 46 6,513
7 .92 0 .25 2 .44 135 84 50 7,152
9 .03 0 .25 2 .91 85 79 51 6,817
0 .12 0 .32
d
4 .08
d
47 40 26 3,345
6 .23 0 .32 3 .83 80 78 26 3,404
( 13 .19 ) 0 .28 2 .83 176 105 28 3,496
( 1 .28 ) 0 .26 2 .02 207 49 33 4,649
7 .85 0 .31 2 .38 135 84 36 5,179
8 .97 0 .30 2 .86 85 79 36 4,862
0 .04 0 .48
d
3 .93
d
47 40 14 1,834
6 .07 0 .47 3 .69 80 78 14 1,769
( 13 .32 ) 0 .44 2 .68 176 105 14 1,669
( 1 .43 ) 0 .41 1 .87 207 49 15 2,154
7 .67 0 .48 2 .21 135 84 17 2,373
8 .75 0 .50 2 .66 85 79 17 2,220

Financial Highlights
(continued)
See Notes to Financial Statements
56
Financial Highlights
(continued)
Investment Operations
Investment
Income
a
Expenses
a
Net
Investment
Income (Loss)
a
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.6
INFLATION-LINKED BOND ACCOUNT
Class R4 : 6/30/24
#
$ 1 .968 $ 0 .024 $ 1 .944 $ ( 0 .576 ) $ 1 .368 $ 82 .190 $ 83 .558
12/31/23 3 .097 0 .036 3 .061 0 .690 3 .751 78 .439 82 .190
12/31/22
§
0 .578 0 .011 0 .567 ( 1 .691 ) ( 1 .124 ) 79 .563 78 .439
Class R3 : 6/30/24
#
1 .857 0 .091 1 .766 ( 0 .469 ) 1 .297 82 .023 83 .320
12/31/23 2 .949 0 .161 2 .788 0 .831 3 .619 78 .404 82 .023
12/31/22 5 .692 0 .150 5 .542 ( 10 .852 ) ( 5 .310 ) 83 .714 78 .404
12/31/21 4 .494 0 .139 4 .355 ( 0 .158 ) 4 .197 79 .517 83 .714
12/31/20 1 .274 0 .168 1 .106 4 .805 5 .911 73 .606 79 .517
12/31/19 1 .694 0 .153 1 .541 2 .970 4 .511 69 .095 73 .606
Class R2 : 6/30/24
#
1 .849 0 .117 1 .732 ( 0 .468 ) 1 .264 81 .552 82 .816
12/31/23 2 .928 0 .219 2 .709 0 .833 3 .542 78 .010 81 .552
12/31/22 5 .740 0 .188 5 .552 ( 10 .877 ) ( 5 .325 ) 83 .335 78 .010
12/31/21 4 .462 0 .181 4 .281 ( 0 .143 ) 4 .138 79 .197 83 .335
12/31/20 1 .270 0 .213 1 .057 4 .787 5 .844 73 .353 79 .197
12/31/19 1 .686 0 .190 1 .496 2 .962 4 .458 68 .895 73 .353
Class R1 : 6/30/24
#
1 .827 0 .178 1 .649 ( 0 .471 ) 1 .178 80 .148 81 .326
12/31/23 2 .890 0 .331 2 .559 0 .809 3 .368 76 .780 80 .148
12/31/22 5 .586 0 .308 5 .278 ( 10 .647 ) ( 5 .369 ) 82 .149 76 .780
12/31/21 4 .419 0 .300 4 .119 ( 0 .159 ) 3 .960 78 .189 82 .149
12/31/20 1 .271 0 .338 0 .933 4 .714 5 .647 72 .542 78 .189
12/31/19 1 .660 0 .329 1 .331 2 .944 4 .275 68 .267 72 .542
#
Unaudited
^
Amount represents less than 1,000,000.
§
Class R4 commenced operations on September 16, 2022.
a
Based on average units outstanding.
b
Based on per accumulation unit data.
c
Percentage is not annualized.
d
Percentage is annualized.
i
Does not include annuity net assets.

See Notes to Financial Statements
57
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b ,c
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
i
1 .67% 0 .06%
d
4 .75%
d
14% 2   $ 162
4 .78 0 .04 3 .84 27 2 131
( 1 .41 ) 0 .05
d
2 .51
d
16 0
^
37
1 .58 0 .22
d
4 .32
d
14 42 3,459
4 .62 0 .20 3 .49 27 43 3,510
( 6 .34 ) 0 .18 6 .86 16 47 3,706
5 .28 0 .17 5 .34 24 47 3,970
8 .03 0 .22 1 .44 25 45 3,590
6 .53 0 .21 2 .14 26 45 3,308
1 .55 0 .29
d
4 .26
d
14 23 1,873
4 .54 0 .28 3 .41 27 23 1,890
( 6 .39 ) 0 .23 6 .90 16 25 1,964
5 .22 0 .22 5 .27 24 28 2,356
7 .96 0 .28 1 .39 25 29 2,267
6 .48 0 .27 2 .09 26 29 2,099
1 .47 0 .45
d
4 .13
d
14 16 1,317
4 .39 0 .42 3 .28 27 16 1,291
( 6 .53 ) 0 .39 6 .67 16 16 1,230
5 .06 0 .37 5 .14 24 16 1,303
7 .78 0 .45 1 .24 25 15 1,182
6 .27 0 .46 1 .88 26 14 1,042

Financial Highlights
(continued)
See Notes to Financial Statements
58
Financial Highlights
(continued)
Investment Operations
Investment
Income
a
Expenses
a
Net
Investment
Income (Loss)
a
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.7
SOCIAL CHOICE ACCOUNT
Class R4 : 6/30/24
#
$ 5 .368 $ 0 .099 $ 5 .269 $ 14 .128 $ 19 .397 $ 340 .029 $ 359 .426
12/31/23 9 .658 0 .211 9 .447 34 .898 44 .345 295 .684 340 .029
12/31/22
§
2 .190 0 .060 2 .130 2 .737 4 .867 290 .817 295 .684
Class R3 : 6/30/24
#
5 .303 0 .385 4 .918 14 .145 19 .063 339 .345 358 .408
12/31/23 9 .579 0 .703 8 .876 34 .917 43 .793 295 .552 339 .345
12/31/22 7 .561 0 .639 6 .922 ( 61 .010 ) ( 54 .088 ) 349 .640 295 .552
12/31/21 6 .601 0 .639 5 .962 33 .286 39 .248 310 .392 349 .640
12/31/20 6 .218 0 .672 5 .546 31 .423 36 .969 273 .423 310 .392
12/31/19 6 .879 0 .592 6 .287 40 .787 47 .074 226 .349 273 .423
Class R2 : 6/30/24
#
5 .276 0 .493 4 .783 14 .059 18 .842 337 .394 356 .236
12/31/23 9 .528 0 .927 8 .601 34 .726 43 .327 294 .067 337 .394
12/31/22 7 .519 0 .789 6 .730 ( 60 .721 ) ( 53 .991 ) 348 .058 294 .067
12/31/21 6 .570 0 .804 5 .766 33 .148 38 .914 309 .144 348 .058
12/31/20 6 .195 0 .832 5 .363 31 .296 36 .659 272 .485 309 .144
12/31/19 6 .857 0 .724 6 .133 40 .661 46 .794 225 .691 272 .485
Class R1 : 6/30/24
#
5 .183 0 .753 4 .430 13 .811 18 .241 331 .584 349 .825
12/31/23 9 .370 1 .365 8 .005 34 .148 42 .153 289 .431 331 .584
12/31/22 7 .407 1 .242 6 .165 ( 59 .835 ) ( 53 .670 ) 343 .101 289 .431
12/31/21 6 .484 1 .289 5 .195 32 .701 37 .896 305 .205 343 .101
12/31/20 6 .129 1 .279 4 .850 30 .887 35 .737 269 .468 305 .205
12/31/19 6 .789 1 .210 5 .579 40 .254 45 .833 223 .635 269 .468
#
Unaudited
§
Class R4 commenced operations on September 16, 2022.
a
Based on average units outstanding.
b
Based on per accumulation unit data.
c
Percentage is not annualized.
d
Percentage is annualized.
i
Does not include annuity net assets.

See Notes to Financial Statements
59
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b ,c
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Portfolio Turnover Rate
Excluding Mortgage
Dollar Rolls
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
i
5 .70% 0 .06%
d
3 .03%
d
58% 57% 4   $ 1,389
15 .00 0 .07 3 .00 81 80 3 1,075
1 .67 0 .07
d
2 .53
d
88 61 1 212
5 .62 0 .22
d
2 .84
d
58 57 28 10,041
14 .82 0 .22 2 .83 81 80 30 10,289
( 15 .47 ) 0 .21 2 .26 88 61 30 8,856
12 .64 0 .19 1 .80 118 57 27 9,541
13 .52 0 .24 2 .01 100 73 27 8,235
20 .80 0 .23 2 .49 52 51 26 7,064
5 .58 0 .29
d
2 .78
d
58 57 18 6,577
14 .73 0 .30 2 .75 81 80 20 6,694
( 15 .51 ) 0 .26 2 .20 88 61 20 5,753
12 .59 0 .24 1 .74 118 57 20 6,868
13 .45 0 .30 1 .96 100 73 20 6,114
20 .73 0 .29 2 .43 52 51 19 5,275
5 .50 0 .44
d
2 .62
d
58 57 8 2,814
14 .56 0 .44 2 .61 81 80 9 2,858
( 15 .64 ) 0 .41 2 .05 88 61 9 2,467
12 .42 0 .40 1 .59 118 57 8 2,841
13 .26 0 .47 1 .79 100 73 9 2,601
20 .50 0 .49 2 .24 52 51 9 2,416

Financial Highlights
(continued)
See Notes to Financial Statements
60
Financial Highlights
(continued)
Investment Operations
Investment
Income
a
Expenses
a
Net
Investment
Income (Loss)
a
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.8
MONEY MARKET ACCOUNT
Class R4 : 6/30/24
#
$ 0 .766 $ 0 .004 $ 0 .762 $ 0 .002 $ 0 .764 $ 28 .422 $ 29 .186
12/31/23 1 .415 0 .011 1 .404 ( 0 .015 ) 1 .389 27 .033 28 .422
12/31/22
§
0 .277 0 .013 0 .264 ( 0 .024 ) 0 .240 26 .793 27 .033
Class R3 : 6/30/24
#
0 .766 0 .028 0 .738 0 .000 0 .738 28 .372 29 .110
12/31/23 1 .398 0 .054 1 .344 0 .000 1 .344 27 .028 28 .372
12/31/22 0 .434 0 .096 0 .338 ( 0 .008 ) 0 .330 26 .698 27 .028
12/31/21 0 .019 0 .019 0 .000 0 .000 0 .000 26 .698 26 .698
12/31/20 0 .142 0 .051 0 .091 0 .011 0 .102 26 .596 26 .698
12/31/19 0 .583 0 .057 0 .526 0 .001 0 .527 26 .069 26 .596
Class R2 : 6/30/24
#
0 .761 0 .037 0 .724 0 .001 0 .725 28 .208 28 .933
12/31/23 1 .392 0 .074 1 .318 ( 0 .001 ) 1 .317 26 .891 28 .208
12/31/22 0 .417 0 .137 0 .280 0 .005 0 .285 26 .606 26 .891
12/31/21 0 .019 0 .019 0 .000 0 .000 0 .000 26 .606 26 .606
12/31/20 0 .141 0 .058 0 .083 0 .011 0 .094 26 .512 26 .606
12/31/19 0 .582 0 .071 0 .511 0 .001 0 .512 26 .000 26 .512
Class R1 : 6/30/24
#
0 .749 0 .058 0 .691 0 .000 0 .691 27 .770 28 .461
12/31/23 1 .373 0 .172 1 .201 ( 0 .004 ) 1 .197 26 .573 27 .770
12/31/22 0 .418 0 .189 0 .229 0 .001 0 .230 26 .343 26 .573
12/31/21 0 .019 0 .019 0 .000 0 .000 0 .000 26 .343 26 .343
12/31/20 0 .143 0 .075 0 .068 0 .006 0 .074 26 .269 26 .343
12/31/19 0 .577 0 .175 0 .402 0 .001 0 .403 25 .866 26 .269
#
Unaudited
^
The Account’s expenses includes recovery of expenses previously withheld by TIAA.
§
Class R4 commenced operations on September 16, 2022.
a
Based on average units outstanding.
b
Based on per accumulation unit data.
c
Percentage is not annualized.
d
Percentage is annualized.
i
Does not include annuity net assets.

See Notes to Financial Statements
61
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b ,c
Gross
Expenses
Expenses
Net of TIAA
Withholding
Net
Investment
Income (Loss)
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
i
2 .68% 0 .03%
d
0 .03%
d
5 .33%
d
4   $ 122
5 .14 0 .04 0 .04 ^ 5 .07 2 70
0 .90 0 .06
d
0 .16 ^
d
3 .43
d
1 40
2 .60 0 .20
d
0 .20
d
5 .16
d
163 4,755
4 .97 0 .20 0 .20 4 .86 168 4,755
1 .24 0 .20 0 .36 ^ 1 .26 163 4,407
0.00 0 .18 0 .07 0 .00 152 4,066
0 .38 0 .22 0 .19 0 .34 197 5,263
2 .02 0 .22 0 .22 2 .00 189 5,017
2 .57 0 .26
d
0 .26
d
5 .10
d
95 2,760
4 .90 0 .27 0 .27 4 .79 96 2,695
1 .07 0 .25 0 .51 ^ 1 .05 91 2,441
0.00 0 .23 0 .07 0 .00 94 2,513
0 .35 0 .28 0 .22 0 .31 121 3,208
1 .97 0 .27 0 .27 1 .94 111 2,954
2 .49 0 .42
d
0 .42
d
4 .94
d
67 1,918
4 .50 0 .42 0 .63 ^ 4 .43 68 1,884
0 .87 0 .40 0 .72 ^ 0 .87 64 1,693
0.00 0 .38 0 .07 0 .00 63 1,660
0 .28 0 .45 0 .28 0 .26 76 2,001
1 .56 0 .47 0 .67 1 .54 74 1,936

62
Notes to Financial Statements
(Unaudited)
1. General Information
Account Information: The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment
Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: CREF Stock Account (“Stock”), CREF Global Equities Account (“Global Equities”), CREF Growth Account (“Growth”), CREF
Equity Index Account (“Equity Index”), CREF Core Bond Account (“Core Bond”), CREF Inflation-Linked Bond Account (“Inflation-Linked
Bond”), CREF Social Choice Account (“Social Choice”) and CREF Money Market Account (“Money Market”) (individually referred to as the “Account” or collectively referred to as the “Accounts”).
Current Fiscal Period:  The end of the reporting period for the Accounts is June 30, 2024, and the period covered by these Notes to
Financial Statements is the six months ended June 30, 2024 (the "current fiscal period").
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Accounts are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The accumulation unit value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions.
The AUV for financial reporting purposes includes security and participant transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Accounts.
Accumulation and Annuity Funds: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear the mortality risk under their contracts. Initial annuity payments are calculated based on the value of a participant’s accumulation on the last valuation day before the annuity start date, the income option chosen, an assumed annual investment return, and expense and mortality assumptions. Annuity payments vary after the initial payment based on investment performance, Account expenses, and mortality experience. Death benefits are paid to beneficiaries if the annuitant dies during the accumulation period, or during the annuity period while payments are still due for the remainder of a guaranteed period.
Compensation: The Accounts pay the members of the Board of Trustees ("Board"), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. Amounts deferred are retained by the Accounts until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.
Foreign Currency Transactions and Translation: The books and records of the Accounts are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day.
Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Accounts and the amounts actually received and are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) of foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes: The Accounts may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Accounts invest.

63
Indemnification: In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. An Accounts' maximum exposure under these arrangements is unknown, as this would involve future claims against the Accounts that have not yet occurred. Also, under the Accounts' organizational documents, the trustees and officers of the Accounts are indemnified against certain liabilities that may arise out of their duties to the Accounts.
However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be unlikely.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Accounts determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Accounts estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of an Account are allocated on a pro rata basis to each class of shares, except for administrative service fees and distribution fees, which are unique to each class of each Account. Most expenses of CREF can be directly attributed to an Account or class.
Expenses that cannot be directly attributed are allocated based upon the average net assets of each Account or class.
Netting Agreements: In the ordinary course of business, the Accounts may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Account to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Account manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Accounts is held in a segregated account by the Accounts' custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Accounts' Summary Portfolio of Investments or Statement of Assets and Liabilities.
The Accounts' investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.
3. Investment Valuation and Fair Value Measurements
The Accounts' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by TIAA-CREF
Investment Management, LLC (the "Adviser"), subject to the oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Accounts' major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the
Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

Notes to Financial Statements
(Unaudited) (continued)
64
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
The Money Market Account’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally classified as Level 2.
Investments in investment companies are valued at their respective net asset value or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the Board, and are classified as Level 2.
Swap contracts are marked-to-market daily based upon a price supplied by pricing services. Swaps are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Accounts’ investments as of the end of the current fiscal period, based on the inputs used to value them (dollar amounts are in thousands):
Account Level 1 Level 2 Level 3 Total
Stock
Long-Term Investments
:
Government bonds $— $197 $— $197
Common stocks 87,924,907 37,246,369 2,238 125,173,514
Rights/Warrants — 3,368 153 3,521
Short-Term Investments
:
Government agency debt — 238,378 — 238,378
Repurchase agreement — 181,465 — 181,465
Treasury debt — 137,276 — 137,276
Investments purchased with collateral from securities lending:
Certificate of deposit — 216,936 — 216,936
Commercial paper — 53,401 — 53,401
Repurchase agreement — 566,000 — 566,000
Variable rate securities — 23,500 — 23,500
Investments in Derivatives
:
Futures contracts* 1,174 — — 1,174
Total $87,926,081 $38,666,890 $2,391 $126,595,362

65
Account Level 1 Level 2 Level 3 Total
Global Equities
Long-Term Investments
:
Common stocks $20,255,375 $8,452,970 $138 $28,708,483
Rights/Warrants — 849 — 849
Short-Term Investments
:
Government agency debt — 121,304 — 121,304
Repurchase agreement — 79,955 — 79,955
Treasury debt — 139,989 — 139,989
Investments purchased with collateral from securities lending:
Certificate of deposit — 10,636 — 10,636
Commercial paper — 2,954 — 2,954
Repurchase agreement — 115,000 — 115,000
Variable rate securities — 2,500 — 2,500
Investments in Derivatives
:
Futures contracts* 735 — — 735
Total $20,256,110 $8,926,157 $138 $29,182,405
Growth
Long-Term Investments
:
Common stocks $38,861,991 $1,280,384 $— $40,142,375
Short-Term Investments
:
Government agency debt — 26,839 — 26,839
Repurchase agreement — 45,533 — 45,533
Treasury debt — 59,426 — 59,426
Investments purchased with collateral from securities lending 49,190 — — 49,190
Total $38,911,181 $1,412,182 $— $40,323,363
Equity Index
Long-Term Investments
:
Common stocks $24,644,278 $— $205 $24,644,483
Rights/Warrants — — 3 3
Short-Term Investments
:
Government agency debt — 8,998 — 8,998
Repurchase agreement — 84,445 — 84,445
Treasury debt — 39,800 — 39,800
Investments purchased with collateral from securities lending 70,783 — — 70,783
Investments in Derivatives
:
Futures contracts* (180) — — (180)
Total $24,714,881 $133,243 $208 $24,848,332
Core Bond
Long-Term Investments
:
Bank loan obligations $— $30,590 $— $30,590
Corporate bonds — 3,347,143 464 3,347,607
Government bonds — 5,396,056 — 5,396,056
Structured assets — 1,699,044 — 1,699,044
Preferred stocks 4,540 — — 4,540
Short-Term Investments
:
Commercial paper — 3,985 — 3,985
Government agency debt — 40,513 — 40,513
Repurchase agreement — 54,138 — 54,138
Treasury debt — 62,743 — 62,743
Investments purchased with collateral from securities lending 35,226 — — 35,226
Investments in Derivatives
:
Futures contracts* 6,492 — — 6,492
Forward foreign currency contracts* — 2,091 — 2,091
Credit default swap contracts* — 256 — 256
Total $46,258 $10,636,559 $464 $10,683,281

Notes to Financial Statements
(Unaudited) (continued)
66
4. Portfolio Securities
Mortgage Dollar Roll Transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the repurchase price is recorded as a realized gain or loss.
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Account’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Accounts that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements (dollar amounts are in thousands):
Account Level 1 Level 2 Level 3 Total
Inflation-Linked Bond
Long-Term Investments
:
Bank loan obligations $— $23,368 $— $23,368
Corporate bonds — 175,723 — 175,723
Government bonds — 6,478,186 — 6,478,186
Structured assets — 267,274 2,566 269,840
Common stocks 10,009 — — 10,009
Short-Term Investments
:
Repurchase agreement — 1,567 — 1,567
Investments purchased with collateral from securities lending 4,228 — — 4,228
Investments in Derivatives
:
Futures contracts* 3,203 — — 3,203
Total $17,440 $6,946,118 $2,566 $6,966,124
Social Choice
Long-Term Investments
:
Bank loan obligations $— $35,350 $58 $35,408
Corporate bonds — 2,278,538 — 2,278,538
Government bonds — 5,288,839 1 5,288,840
Structured assets — 822,066 1,337 823,403
Common stocks 9,002,762 3,643,838 — 12,646,600
Preferred stocks 27,974 — — 27,974
Rights/Warrants — 1 1 2
Short-Term Investments
:
Government agency debt — 29,762 — 29,762
Repurchase agreement — 41,438 — 41,438
Treasury debt — 29,230 — 29,230
Investments purchased with collateral from securities lending 105,364 — — 105,364
Investments in Derivatives
:
Forward foreign currency contracts* — (169) — (169)
Total $9,136,100 $12,168,893 $1,397 $21,306,390
Money Market
Short-Term Investments:
Government agency debt $ — $ 1,459,207 $ — $ 1,459,207
Repurchase agreement — 4,615,374 — 4,615,374
Treasury debt — 2,092,592 — 2,092,592
Treasury inflation protected securities — 26,389 — 26,389
Variable rate securities — 1,815,354 — 1,815,354
Total $— $10,008,916 $— $10,008,916
* Represents net unrealized appreciation (depreciation).

67
Securities Lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An
Account receives cash collateral and non-cash collateral (in the form of Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Accounts’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Accounts, and the Accounts do not have the ability to sell or re-hypothecate those securities.
As of the end of the current fiscal period, securities lending transactions are for equity and fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the
Accounts consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the
Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, an Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account.
The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows (dollar amounts are in thousands):
Account Counterparty
Short-term Investments,
at Value
Collateral Pledged
(From) Counterparty
Stock Calyon $25,000 $ (25,500)
Citigroup 75,000 $ (76,500)
Deutsche Bank 55,000 (56,100)
Fixed Income Clearing Corporation 181,465 (185,094)
HSBC 75,000 (76,500)
JP Morgan 95,000 (96,900)
Merrill Lynch 91,000 (92,820)
Nomura 75,000 (76,502)
Royal Bank of Scotland 75,000 $ (76,500)
Total $747,465 $ (762,416)
Global Equities Citigroup $15,000 (15,300)
Deutsche Bank 15,000 (15,300)
Fixed Income Clearing Corporation 79,955 (81,554)
HSBC 15,000 (15,300)
JP Morgan 20,000 (20,400)
Merrill Lynch 20,000 (20,400)
Nomura 15,000 (15,300)
Royal Bank of Scotland 15,000 (15,300)
Total $194,955 (198,854)
Growth Fixed Income Clearing Corporation $45,533 $ (46,444)
Equity Index Fixed Income Clearing Corporation $84,445 (86,134)
Core Bond Fixed Income Clearing Corporation $54,138 (55,221)
Inflation-Linked Bond Fixed Income Clearing Corporation $1,567 (1,598)
Social Choice Fixed Income Clearing Corporation $41,438 (42,267)
Money Market Bank of New York Mellon $3,920,000 (3,993,436)
Fixed Income Clearing Corporation 695,374 (709,282)
Total $4,615,374 (4,702,718)
Aggregate value of securities on loan
Account
Equity
Securities
Fixed Income
Securities
Cash Collateral
Received*
Non-Cash Collateral
Received**
Total Collateral
Received
20.1
Stock $ 1,318,620 $ — $ 859,959 $ 532,623 $ 1,392,582
20.2
Global Equities 166,536 — 130,757 45,961 176,718
20.3
Growth 48,566 — 49,190 — 49,190
20.4
Equity Index 111,135 — 70,783 46,376 117,159
20.5
Core Bond — 41,459 35,226 7,633 42,859
20.6
Inflation-Linked Bond — 4,088 4,228 — 4,228
20.7
Social Choice 89,076 59,722 105,364 50,672 156,036
* May include cash and investment of cash collateral.
** As of the end of the current fiscal period, the non-cash collateral received was comprised of U.S. Treasury securities.

Notes to Financial Statements
(Unaudited) (continued)
68
Treasury Inflation-Protected Securities: The Accounts may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statement of Operations.
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security.
Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows (dollar amounts are in thousands):
The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Accounts have when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Account (other than the Money Market Account) is authorized to invest in certain derivative instruments. As defined by U.S.
GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Futures Contracts:  Certain Accounts are subject to equity price and interest-rate risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity and bond markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Account is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Summary portfolio of investments and cash deposited for initial margin, if any, is reflected on the Statement of
Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Account and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Account records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows (dollar amounts are in thousands):
Account
Non-U.S.
Government
Purchases
U.S.
Government
Purchases
Non-U.S.
Government
Sales
U.S.
Government
Sales
20.1
Stock $ 23,371,088 $ — $ 27,868,741 $ —
20.2
Global Equities 4,557,492 — 4,524,370 —
20.3
Growth 3,110,827 — 4,347,998 —
20.4
Equity Index 330,811 — 1,035,024 —
20.5
Core Bond 599,788 4,676,760 563,378 4,352,959
20.6
Inflation-Linked Bond 105,529 854,966 59,484 952,908
20.7
Social Choice 4,577,625 7,685,114 5,748,107 7,429,942
Account Average Notional Amount of Futures Contracts Outstanding*
20.1
Stock $ 223,511
20.2
Global Equities 252,055
20.4
Equity Index 112,920
20.5
Core Bond 612,382
20.6
Inflation-Linked Bond 370,460

69
Forward Foreign Currency Contracts: Certain Accounts may use forward foreign currency contracts (“forward contracts”) to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing their investment objectives.
A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the OTC markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statement of Assets and Liabilities. The Accounts
realize gains and losses at the time the forward contracts are closed and are included on the Statement of Operations. Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the U.S. dollar;
and that losses may exceed amounts recognized on the Statement of Assets and Liabilities.
The average notional amount of forward contracts outstanding during the current fiscal period was as follows (dollar amounts are in thousands):
The following table presents the forward foreign currency contracts subject to netting agreements and the collateral delivered related to those forward foreign currency contracts as of the end of the reporting period (dollar amounts are in thousands):
Credit Default Swap Contracts: Certain Accounts are subject to credit risk in the normal course of pursuing their investment objectives. The Accounts (other than the Money Market Account) invest in credit default swaps to hedge or manage the risks associated with assets held in the Accounts and/or to facilitate the implementation of portfolio strategies to seek to increase the total return.
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Account Average Notional Amount of Forward Contracts Outstanding*
20.5
Core Bond $ 215,264
20.7
Social Choice 21,673
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Account Counterparty
Gross
Unrealized
Appreciation on
Forward Foreign
Currency
Contracts*
Gross
Unrealized
Depreciation on
Forward Foreign
Currency
Contracts*
Net Unrealized
Appreciation
(Depreciation)
on Forward
Foreign Currency
Contracts
Collateral
Pledged
to (from)
Counterparty
Net
Exposure
Core Bond Australia and New Zealand Banking Group
Limited $ 44 $ (27) $ 17 $ — $ 17
Bank of America, N.A. 1,756 (251) 1,505 — 1,505
Citibank N.A. 16 (14) 2 — 2
Citigroup Global Markets, Inc 536 — 536 — 536
JPMorgan Chase Bank N.A 18 — 18 — 18
Morgan Stanley Capital Services 69 (59) 10 — 10
Standard Chartered Bank 1 — 1 — 1
Toronto Dominion Bank 2 — 2 — 2
Total $2,442 $(351) $2,091 $— $2,091
Social Choice JPMorgan Chase Bank N.A 44 — 44 — 44
Morgan Stanley Capital Services — (213) (213) — (213)
Total $44 $(213) $(169) $— $(169)
* Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Account’s Summary Portfolio of Investments.

Notes to Financial Statements
(Unaudited) (continued)
70
Credit default swap contracts involve one party making a stream of payments (buyer of protection) to another party (seller of protection) in exchange for the right to receive a specified return if/when there is a credit event by a third party. Credit events are agreement specific but may include bankruptcy, failure to pay, or restructuring. When an Account has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Account will either (i) receive (deliver) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Payments paid (received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of Assets and Liabilities, when applicable. Credit default swaps are “marked-to-market” on a daily basis to reflect the value of the swap agreement at the end of each trading day and are recognized as unrealized appreciation (depreciation) on the Statement of Operations.
Credit default swaps can be settled either directly with the counterparty, OTC or through a central clearinghouse (“centrally cleared”).
For OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation) on credit default swaps on the Statement of Assets and Liabilities.
Upon the execution of a centrally cleared swap, an Account is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Summary Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the
Statement of Assets and Liabilities. The Account and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on credit default swaps.
The difference between the value of the security received (delivered) and the notional amount delivered (received) as well as payments received or made as a result of a credit event or termination of a contract are recognized as realized gains or losses on the
Statement of Operations.
The maximum potential amount of future payments the Account could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.
The average notional amount of credit default swap contracts outstanding during the current fiscal period was as follows (dollar amounts are in thousands):
Account Average Notional Amount of Swap Contracts Outstanding*
20.5
Core Bond $ 599,500
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

71
As of the end of the reporting period, the following Accounts have invested in derivative contracts which are reflected in the
Statement of Assets and Liabilities as follows (dollar amounts are in thousands):
During the current fiscal period, the effect of derivative contracts on the Accounts' Statement of Operations was as follows (dollar amounts are in thousands):
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Stock
Futures contracts Equity Unrealized appreciation
on futures contracts
*
$ 1,174 - $ –
1 1 1 1 1 1 1 1
Global Equities
Futures contracts Equity Unrealized appreciation
on futures contracts
*
735 - –
1 1 1 1 1 1 1 1
Equity Index
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(180)
1 1 1 1 1 1 1 1
Core Bond
Futures contracts Interest rate Unrealized appreciation
on futures contracts
*
6,492 - –
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
2,442 Unrealized depreciation
on forward contracts
(351)
Credit default swap contracts Credit Unrealized appreciation on swap contracts
*
299 Unrealized depreciation
on swap contracts
*
(43)
1 1 1 1 1 1 1 1
Inflation-Linked Bond
Futures contracts Interest rate Unrealized appreciation
on futures contracts
*
3,203 - –
1 1 1 1 1 1 1 1
Social Choice
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
44 Unrealized depreciation
on forward contracts
(213)
1 1 1 1 1 1 1 1
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Account's Summary Portfolio of Investments. The
Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
20.1
Stock
Futures contracts Equity $ 34,610 $ (7,491)
20.2
Global Equities
Futures contracts Equity 30,370 (8,887)
20.4
Equity Index
Futures contracts Equity 10,361 (660)
20.5
Core Bond
Futures contracts Interest rate (15,899) 2,727
Forward foreign currency contracts Foreign currency exchange rate 4,582 8,758
Swap contracts Credit (19,524) 10,833
20.6
Inflation-Linked Bond
Futures contracts Interest rate (5,423) (3,947)
20.7
Social Choice
Forward foreign currency contracts Foreign currency exchange rate 468 58

Notes to Financial Statements
(Unaudited) (continued)
72
6. Account Units
Transactions in Account units during the current and prior fiscal period were as follows (amounts are in thousands):
Six Months Ended
6/30/24
Year Ended
12/31/23
20.1
Stock Units (000) Value (000) Units (000) Value (000)
Premiums and contributions:
Class R4 551 $ 462,615 612 $ 438,337
Class R3 909 851,130 2,013 1,612,574
Class R2 449 370,754 1,003 712,042
Class R1 188 151,630 503 352,863
Total premiums and contributions 2,097 1,836,129 4,131 3,115,816
Net transfers between CREF Accounts:
Class R4 496 403,756 765 534,284
Class R3 (575) (467,980) (788) (560,681)
Class R2 (206) (170,986) (747) (516,939)
Class R1 (155) (125,597) (216) (150,450)
Total net transfers between CREF Accounts (440) (360,807) (986) (693,786)
Withdrawals and death benefits:
Class R4 (334) (279,729) (281) (201,176)
Class R3 (3,894) (3,243,394) (7,498) (5,352,725)
Class R2 (2,294) (1,894,865) (4,309) (3,051,116)
Class R1 (967) (784,128) (2,019) (1,407,073)
Total withdrawals and death benefits (7,489) (6,202,116) (14,107) (10,012,090)
Annuity payments: – (684,301) – (1,341,364)
Net increase (decrease) from participant transactions (5,832) (5,411,095) (10,962) (8,931,424)
Six Months Ended
6/30/24
Year Ended
12/31/23
20.2
Global Equities Units (000) Value (000) Units (000) Value (000)
Premiums and contributions:
Class R4 541 $ 170,179 654 $ 175,320
Class R3 1,409 457,142 2,489 688,626
Class R2 459 142,320 876 231,102
Class R1 760 229,969 785 205,774
Total premiums and contributions 3,169 999,610 4,804 1,300,822
Net transfers between CREF Accounts:
Class R4 129 40,309 445 114,626
Class R3 481 149,574 419 114,173
Class R2 348 108,810 130 37,531
Class R1 2 412 (32) (8,319)
Total net transfers between CREF Accounts 960 299,105 962 258,011
Withdrawals and death benefits:
Class R4 (434) (137,047) (476) (126,184)
Class R3 (2,277) (710,530) (4,515) (1,189,803)
Class R2 (1,478) (459,155) (2,686) (705,159)
Class R1 (757) (230,698) (1,525) (392,853)
Total withdrawals and death benefits (4,946) (1,537,430) (9,202) (2,413,999)
Annuity payments: – (26,820) – (49,044)
Net increase (decrease) from participant transactions (817) (265,535) (3,436) (904,210)

73
Six Months Ended
6/30/24
Year Ended
12/31/23
20.3
Growth Units (000) Value (000) Units (000) Value (000)
Premiums and contributions:
Class R4 298 $ 133,381 254 $ 87,820
Class R3 659 315,601 1,040 387,264
Class R2 301 132,705 540 185,286
Class R1 456 198,021 606 204,477
Total premiums and contributions 1,714 779,708 2,440 864,847
Net transfers between CREF Accounts:
Class R4 76 33,841 210 64,009
Class R3 (134) (61,413) (299) (94,839)
Class R2 (44) (19,796) (417) (129,743)
Class R1 (92) (39,302) (134) (44,505)
Total net transfers between CREF Accounts (194) (86,670) (640) (205,078)
Withdrawals and death benefits:
Class R4 (217) (96,777) (132) (45,934)
Class R3 (1,966) (872,844) (3,516) (1,198,806)
Class R2 (1,322) (583,584) (2,464) (830,381)
Class R1 (845) (365,520) (1,564) (520,513)
Total withdrawals and death benefits (4,350) (1,918,725) (7,676) (2,595,634)
Annuity payments: – (37,914) – (65,116)
Net increase (decrease) from participant transactions (2,830) (1,263,601) (5,876) (2,000,981)
Six Months Ended
6/30/24
Year Ended
12/31/23
20.4
Equity Index Units (000) Value (000) Units (000) Value (000)
Premiums and contributions:
Class R4 609 $ 279,626 47 $ 17,579
Class R3 226 110,464 486 202,193
Class R2 204 91,428 445 165,524
Class R1 195 85,394 456 166,904
Total premiums and contributions 1,234 566,912 1,434 552,200
Net transfers between CREF Accounts:
Class R4 50 22,800 277 100,038
Class R3 (198) (88,855) (188) (69,229)
Class R2 (110) (48,901) (433) (155,980)
Class R1 (81) (35,831) (93) (34,276)
Total net transfers between CREF Accounts (339) (150,787) (437) (159,447)
Withdrawals and death benefits:
Class R4 (207) (96,173) (23) (8,706)
Class R3 (1,122) (500,587) (2,229) (833,691)
Class R2 (901) (400,466) (1,645) (609,758)
Class R1 (583) (254,349) (1,129) (412,466)
Total withdrawals and death benefits (2,813) (1,251,575) (5,026) (1,864,621)
Annuity payments: – (31,437) – (57,433)
Net increase (decrease) from participant transactions (1,918) (866,887) (4,029) (1,529,301)

Notes to Financial Statements
(Unaudited) (continued)
74
Six Months Ended
6/30/24
Year Ended
12/31/23
20.5
Core Bond Units (000) Value (000) Units (000) Value (000)
Premiums and contributions:
Class R4 377 $ 49,389 385 $ 48,753
Class R3 1,252 171,397 2,195 292,973
Class R2 670 87,388 1,175 147,813
Class R1 1,143 146,361 1,573 194,305
Total premiums and contributions 3,442 454,535 5,328 683,844
Net transfers between CREF Accounts:
Class R4 149 19,500 376 47,702
Class R3 649 85,171 (84) (10,243)
Class R2 539 69,907 (171) (21,130)
Class R1 291 37,298 225 27,923
Total net transfers between CREF Accounts 1,628 211,876 346 44,252
Withdrawals and death benefits:
Class R4 (330) (43,133) (195) (24,819)
Class R3 (2,414) (316,594) (5,010) (634,401)
Class R2 (1,686) (219,287) (3,378) (424,130)
Class R1 (939) (120,476) (1,806) (223,114)
Total withdrawals and death benefits (5,369) (699,490) (10,389) (1,306,464)
Annuity payments: – (13,453) – (27,271)
Net increase (decrease) from participant transactions (299) (46,532) (4,715) (605,639)
Six Months Ended
6/30/24
Year Ended
12/31/23
20.6
Inflation-Linked Bond Units (000) Value (000) Units (000) Value (000)
Premiums and contributions:
Class R4 655 $ 53,987 498 $ 39,855
Class R3 1,423 122,316 2,992 246,976
Class R2 666 54,373 1,340 106,521
Class R1 1,170 93,851 2,251 175,941
Total premiums and contributions 3,914 324,527 7,081 569,293
Net transfers between CREF Accounts:
Class R4 195 15,993 854 67,958
Class R3 59 4,726 (866) (70,414)
Class R2 375 30,563 (252) (19,674)
Class R1 113 9,100 109 8,524
Total net transfers between CREF Accounts 742 60,382 (155) (13,606)
Withdrawals and death benefits:
Class R4 (510) (42,017) (221) (17,643)
Class R3 (2,761) (226,995) (6,606) (528,513)
Class R2 (1,603) (130,976) (3,084) (244,857)
Class R1 (1,185) (95,124) (2,284) (178,408)
Total withdrawals and death benefits (6,059) (495,112) (12,195) (969,421)
Annuity payments: – (9,211) – (18,736)
Net increase (decrease) from participant transactions (1,403) (119,414) (5,269) (432,470)

75
7. Income Tax Information
CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.
CREF files income tax returns in U.S. federal and applicable state jurisdictions. CREF’s federal income tax return is generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Accounts’ tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Accounts’ financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows (dollar amounts are in thousands):
Six Months Ended
6/30/24
Year Ended
12/31/23
20.7
Social Choice Units (000) Value (000) Units (000) Value (000)
Premiums and contributions:
Class R4 795 $ 277,786 1,362 $ 429,428
Class R3 757 284,163 3,593 1,164,381
Class R2 450 155,740 2,040 636,499
Class R1 197 66,947 923 282,462
Total premiums and contributions 2,199 784,636 7,918 2,512,770
Net transfers between CREF Accounts:
Class R4 489 169,445 1,387 435,397
Class R3 (547) (188,902) 132 39,441
Class R2 (231) (80,259) 367 114,679
Class R1 (138) (46,778) 168 50,800
Total net transfers between CREF Accounts (427) (146,494) 2,054 640,317
Withdrawals and death benefits:
Class R4 (582) (203,477) (304) (96,139)
Class R3 (2,514) (876,352) (3,368) (1,063,483)
Class R2 (1,597) (553,333) (2,130) (667,162)
Class R1 (635) (215,883) (996) (306,423)
Total withdrawals and death benefits (5,328) (1,849,045) (6,798) (2,133,207)
Annuity payments: – (24,245) – (45,938)
Net increase (decrease) from participant transactions (3,556) (1,235,148) 3,174 973,942
Six Months Ended
6/30/24
Year Ended
12/31/23
20.8
Money Market Units (000) Value (000) Units (000) Value (000)
Premiums and contributions:
Class R4 3,235 $ 93,365 3,299 $ 91,419
Class R3 19,556 568,014 62,513 1,743,922
Class R2 11,215 320,239 29,906 823,873
Class R1 12,443 349,792 29,834 810,453
Total premiums and contributions 46,449 1,331,410 125,552 3,469,667
Net transfers between CREF Accounts:
Class R4 395 11,348 3 52
Class R3 3,063 92,757 2,998 83,570
Class R2 2,056 58,729 1,775 48,990
Class R1 378 10,592 (117) (3,274)
Total net transfers between CREF Accounts 5,892 173,426 4,659 129,338
Withdrawals and death benefits:
Class R4 (1,898) (54,738) (2,340) (64,857)
Class R3 (26,883) (771,561) (60,974) (1,690,059)
Class R2 (13,412) (382,738) (26,914) (741,698)
Class R1 (13,257) (372,473) (25,601) (695,643)
Total withdrawals and death benefits (55,450) (1,581,510) (115,829) (3,192,257)
Annuity payments: – (7,306) – (13,723)
Net increase (decrease) from participant transactions (3,109) (83,980) 14,382 393,025

Notes to Financial Statements
(Unaudited) (continued)
76
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
8. Investment Adviser and Other Transactions with Affiliates
Investment advisory services for the Accounts are provided by the Adviser in accordance with an Investment Management Services
Agreement. The Adviser is a registered investment adviser and a wholly owned subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), a companion organization of CREF. Investment management expenses generally include investment management, portfolio accounting and custodial services and are the same across all classes of an Account.
Administrative services are provided to the Accounts by TIAA, pursuant to an Administrative Services Agreement with CREF.
Distribution functions are provided to the Accounts by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a wholly owned subsidiary of TIAA, pursuant to a Principal Underwriting and Distribution Services Agreement with CREF and the Rule 12b-1 plan.
Participants invested in a particular CREF Account will be subject to different administrative and distribution expenses depending upon the class of the Account they own.
TIAA charges a mortality and expense charge of 0.005% to guarantee that CREF participants transferring Accounts to TIAA for the immediate purchase of lifetime payout annuities will not be charged more than the rate stipulated in the CREF contract. This charge is the same across all Accounts and classes.
The services provided by the Adviser, Services, and TIAA are provided to CREF at cost, and CREF also reimburses the Adviser,
Services, and TIAA for certain third party expenses and trustee fees paid on its behalf. Payments from the CREF Accounts are made on a daily basis according to formulas established each year with the objective of keeping the estimated expenses as close as possible to each Account’s actual expenses. Any differences between actual expenses and the estimated expenses remitted are adjusted.
As of the end of the current fiscal period, the following table represents the effective expense deductions as an annual percentage of average daily net assets to approximate the costs that CREF incurred:
Amounts owed to Account affiliates for payment of Account expenses, payments for units purchased, and receipt for units sold are disclosed as due to/from affiliates on the Statement of Assets and Liabilities. Account expenses owed to affiliates are reflected in the Statement of Operations.
Other Transactions with Affiliates: The Accounts are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, "Affiliated Entity") under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the
Account from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
Account Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
Stock $ 101,306,271 $ 30,485,108 $ (5,196,018) $ 25,289,090
Global Equities 21,815,890 8,358,512 (991,997) 7,366,515
Growth 24,718,441 16,500,420 (895,498) 15,604,922
Equity Index 7,742,622 17,744,770 (639,060) 17,105,710
Core Bond 11,565,995 53,600 (936,314) (882,714)
Inflation-Linked Bond 7,339,179 15,770 (388,824) (373,054)
Social Choice 19,108,372 3,139,708 (941,690) 2,198,018
Money Market 10,008,916 — — —
Investment
Management
Fee Administrative Fee Distribution Fee
Account All Classes Class R4 Class R3 Class R2 Class R1 Class R4 Class R3 Class R2 Class R1
20.1
Stock 0.104% 0.012% 0.155% 0.211% 0.339% 0.002% 0.024% 0.031% 0.062%
20.2
Global Equities 0.099 0.012 0.155 0.211 0.339 0.001 0.024 0.031 0.062
20.3
Growth 0.044 0.012 0.155 0.211 0.340 0.002 0.024 0.031 0.062
20.4
Equity Index 0.007 0.012 0.155 0.211 0.339 0.002 0.024 0.031 0.062
20.5
Core Bond 0.075 0.012 0.155 0.211 0.339 0.001 0.024 0.032 0.062
20.6
Inflation-Linked Bond 0.039 0.012 0.155 0.211 0.339 0.001 0.024 0.032 0.062
20.7
Social Choice 0.038 0.012 0.155 0.211 0.339 0.002 0.024 0.032 0.062
20.8
Money Market 0.011 0.012 0.155 0.211 0.339 0.002 0.024 0.032 0.062

77
As of the end of the current fiscal period, the Accounts engaged in the following security transactions with affiliated entities (dollar amounts are in thousands):
Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the
Account, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):
9. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Accounts may participate in an inter-fund lending program. This program allows certain Accounts to lend cash to and/or borrow cash from other Accounts or certain other affiliated registered investment companies for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Account may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, each Account may participate in the program only if its participation is consistent with the Account’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
Account Purchases Sales Realized Gain (Loss)
Stock $ 55,886 $ 201,445 $ 51,167
Global Equities 17,962 5,217 (4,517)
Growth 104,844 17,677 2,255
Equity Index 20,179 103,384 83,923
Social Choice 103,124 34,044 8,352
Issue
Value at
12/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
6/30/24
Shares at
6/30/24
Dividend
Income
Stock
Common stocks
Consumer Services
Arcos Dorados Holdings, Inc $ 111,831 $ – $ – $ – $ (32,519) $ 79,312 8,812,494 $ 1,057
Consumer Staples Distribution & Retail
Cia Brasileira de Distribuicao (a) 12,455 9,9 59 – – (7,87 6 ) 14,538 30,099,494 –
Media & Entertainment
HUYA, Inc (ADR)(b) 21,620 – 3,457 (8,380) 11,231 21,014 5,319,943 3,781
iClick Interactive Asia Group Ltd (ADR)(a),(b) 1,725 – – – (1,153) 572 § 450,406 –
Software & Services
Kaonavi , Inc (a) 9,287 17 7 – – (3,50 7 ) 5,957 598,100 –
Locaweb Servicos de Internet S.A.(a),(c) 32,116 ‡ 7,265 451 (244) (15,688) 22,998 31,743,900 –
Total $189,034 $17,401 $3,908 $(8,624) $ (4 9 , 51 2 ) $144,391 77,024,337 $4,838
Issue
Value at
12/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
6/30/24
Shares at
6/30/24
Dividend
Income
Global Equities
Common stocks
Australia
Tamboran Resources Ltd(a) $ 25,503 $ – $ 182 $ (2) $ (6,628) $ 18,691 164,809,536 $ –
Total $25,503 – 182 (2) (6,628) $18,691 164,809,536 –
‡ At December 31, 2023, the issuer was not an affiliated company of the Account.
§
At June 30, 2024, the issuer was not an affiliated company of the Account.
(a) Non-income producing
(b) Security on loan
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Notes to Financial Statements
(Unaudited) (continued)
78
10. Line of Credit
The Accounts (other than the Money Market Account) participate in a $500 million unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of participant withdrawals. The current facility was entered into on June 11, 2024 expiring on June 10, 2025, replacing the previous $1 billion facility, which expired June 2024. Certain affiliated accounts, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts at a specified rate of interest. The Accounts are not liable for borrowings under the facility by other affiliated accounts. There were no borrowings under this credit facility by the Accounts during the current fiscal period.

Additional Account Information
(Unaudited)
©2024 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206
79
Portfolio holdings
Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each account in their annual and semiannual reports instead of providing complete portfolio listings. The CREF Accounts also file complete portfolio listings with the SEC, and are available to the public.
You can obtain a complete list of the CREF Accounts’ holdings (Portfolios of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our website at TIAA.org; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the CREF Accounts’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT or Form N-MFP (for money market products only) filings. Form N-CSR filings are as of December 31 or June 30; Form N-PORT or Form N-MFP filings are as of March 31 or September 30. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-
2252 to request a free copy. A report of how the accounts voted during the most recently completed twelve-month period ended June
30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link under Get Help at the top of our home page; by mail at
TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.
Account management
The CREF Accounts are managed by the portfolio management teams of TIAA-CREF Investment Management, LLC. The members of these teams are responsible for the day-to-day investment management of the accounts.
CREF Rules of the Fund
From time to time, CREF updates its Rules of the Fund with the New York State Department of Financial Services. Current copies of the updated Rules of the Fund can be found on the TIAA.org website at the following location: https://www.tiaa.org/public/about-tiaa/
corporate-governance-leadership/document-library.
You should carefully consider the investment objectives,
risks, charges and expenses of any account before investing.
For a prospectus that contains this and other information,
please visit TIAA.org, or call 877-518-9161. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA Brokerage Services is a division of TIAA-CREF Individual & Institutional Services LLC.
TIAA-CREF Individual & Institutional Services, LLC, member
FINRA, distributes securities products. CREF variable annuities are issued by College Retirement Equities Fund, New York, NY.
Each of the foregoing is solely responsible for its own financial condition and contractual obligations.
This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s own objectives and circumstances.

80
Approval of Investment Management Agreement
(Unaudited)
Board Renewal of the Investment Management Agreement for the College Retirement Equities Fund
The Board of Trustees (the “Board” or the “Trustees”) of the College Retirement Equities Fund (“CREF”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between TIAA-CREF Investment
Management, LLC (“TCIM”) and CREF, on behalf of each of its accounts (the “Accounts”). Under the Agreement, TCIM is responsible for providing investment advisory services to each Account. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement.
Most investment companies that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), enter into investment management agreements that are subject to Section 15(c) of the 1940 Act. This provision provides, in part, that, after an initial period of up to two years, the investment management agreement will remain in effect only if a fund’s board, including a majority of those trustees who are independent trustees because they are not “interested persons” of the fund, as that term is defined in the 1940 Act, annually renews the agreement. The Agreement is not subject to this requirement due to its unique “at-cost”
structure under which TCIM provides services to CREF on an at-cost basis. Nevertheless, the Board determined that it would conduct an annual review of the Agreement, as described below, in a manner generally consistent with relevant 1940 Act requirements. None of the Trustees is an interested person of CREF. Rather, they are all deemed to be independent Trustees.
Overview of the Renewal Process
The Board held an in-person meeting on March 22, 2024, in order to consider the annual renewal of the Agreement with respect to each applicable Account using the process established by the Board described further below.
As part of the Board’s established process, the Board or certain of its designated members worked with TCIM, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the
Board in connection with the proposed contract renewals.
Among other matters, the Board or certain of its designated members, following consultations with representatives of TCIM and its affiliates, other Board members, legal counsel to the Trustees and legal counsel to TCIM and CREF, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Account by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Board considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.
Based on guidance provided by the Board or certain of its designated members, Broadridge produced, among other information, comparative performance and expense data for each Account, including data relating to the Account’s actual expenses, total expense ratio, short-term and long-term investment performance, brokerage commission costs and portfolio turnover rate (as applicable).
Broadridge compared this data, as relevant, for each Account against a universe of investment companies (except for brokerage commission costs and portfolio turnover rates) and against a more selective peer group of mutual funds with similar investment objectives and strategies that underlie variable insurance products, each of which was selected by Broadridge, and also compared the performance of each Account against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board considered, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its oversight and review duties. Broadridge also represented that the purpose of its reports is to provide an objective view of each Account’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not TCIM or the Board). The Board
considered the propriety of each Account’s applicable peer group as selected by Broadridge and use of Class R4 as the base class of
Account units for comparison purposes.
Legal counsel to the Trustees also requested on behalf of the Board, and TCIM provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Account. In addition to the data provided by Broadridge as described above, the information that was provided for consideration included, but was not limited to, the following: (1) further information relating to each Account’s investment performance and a narrative analysis of the performance of each Account that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the
Account’s performance during the relevant period; (2) a comparison of each Account’s actual expenses and performance to other accounts with comparable strategies managed by TCIM or its affiliates; (3) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TCIM or its affiliates due to their relationship with the Accounts in addition to the Accounts’ direct payments to TCIM pursuant to the Agreement; (4) information regarding TCIM’s financial resources, experienced professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Accounts at current and foreseeable asset levels, insurance coverage, portfolio trading, soft dollar usage and best execution practices, and any actual and potential conflicts of interest identified by TCIM in connection with rendering services to the Accounts; (5) a copy of the
Agreement and certain related agreements between the Accounts and affiliates of TCIM; (6) a copy of TCIM’s Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel to the Trustees); and (7) draft narrative explanations to be included in the participant reports of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service.

81
On March 15, 2024, the Board held a virtual meeting via videoconference with legal counsel to the Trustees to discuss TCIM’s materials, which led to the Trustees providing additional questions to, and requesting additional information from, TCIM.
Subsequently, at the March 22, 2024 meeting, the Trustees were given the opportunity to, and did, ask additional questions and they discussed responses from TCIM to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.
In considering whether to renew the Agreement with respect to each Account, the Board considered various factors, including:
(1) the nature, extent and quality of services provided or to be provided by TCIM to each Account; (2) the qualifications of the portfolio managers of the Account and the Account’s historical investment performance; (3) the costs of the services provided to the Account and CREF’s at-cost expense structure; (4) fees charged to comparable mutual funds that underlie variable insurance products by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the
Account grows; (6) comparisons, if applicable, of the services provided by TCIM and its affiliates, including Teachers Advisors, LLC
(“Advisors”), to, and the actual expenses and performance of, the Account to other clients to which TCIM and its affiliates provide comparable services; and (7) any other benefits identified by TCIM derived or anticipated to be derived by TCIM or its affiliates from their relationship with the Account. As a general matter, the Board considered these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the
Agreement.
In addition to the March 22, 2024 meeting that included TCIM personnel, the Trustees met in executive sessions, at which no representatives of TCIM were present, to discuss the proposed renewal of the Agreement for each Account. The Board also received and considered information from legal counsel to the Trustees as to certain relevant guidance that relates to the renewal process and certain other legal authorities.
While the contract renewal process included a series of discussions and meetings leading up to the March 22, 2024 meeting, the oversight and evaluation of TCIM’s services to the Accounts by the Board and its Committees is an ongoing process. The Board, as well as its Committees, considered reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at their regularly scheduled meetings, the
Board and its Investment Committee and its other Committees receive and consider, among other matters, information regarding the performance of the Accounts. Thus, in reaching its decisions regarding the renewal of the Agreement for each Account, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.
The Board received and considered both CREF-level and Account-specific information, but made its renewal determinations on an
Account-by-Account basis. In deciding whether to renew the Agreement for each Account, each Trustee may have accorded different weight to different factors and, thus, may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Account. At its meeting on March 22, 2024, all Board members voted unanimously to renew the Agreement for each
Account. Set forth below is a summary of the primary factors that the Board considered with respect to each Account.
The Nature, Extent and Quality of Services
The Board examined the nature, extent and quality of the services that TCIM provides to the Account. The Board considered the level and depth of knowledge of TCIM, including the professional experience and qualifications of its personnel. The Board also considered that TCIM is an experienced investment adviser that has managed the Accounts since TCIM’s operations commenced.
Under the Agreement, TCIM is responsible for, among other duties: managing the assets of the Accounts, including conducting research, identifying investments and placing orders to buy and sell securities for the Accounts’ investment portfolios; active daily monitoring of the Accounts’ investment portfolios; reporting on the investment performance and other metrics of the Accounts to the Board on a regular basis; responding to Account flows; and compliance monitoring. The Board considered that TCIM has carried out these responsibilities in a competent and professional manner. The Board also considered that TCIM and its affiliates have committed significant resources to supporting the Accounts. It also considered CREF’s, TCIM’s and Teachers Insurance and Annuity
Association’s compliance programs and resources and their compliance records with respect to the Accounts.
The Board also considered, among other factors, the performance of each Account, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TCIM and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TCIM’s and its affiliates’ oversight of those service providers and the outsourcing of certain services to other firms.
During its review, the Board noted its ongoing review of the level of personnel and other resources available to TCIM to provide portfolio management and other services to the Accounts, including the impact of regulatory and other developments and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services. Based on all factors considered, the Board concluded that the nature, extent, and quality of services provided by TCIM to each Account under the
Agreement was reasonable.

82
Approval of Investment Management Agreement
(continued)
(Unaudited)
Investment Performance
The Board considered the investment performance of each Account, over the periods indicated in the Account-by-Account synopsis below. The Board considered each Account’s performance as compared to its peer group and peer universe (as applicable) and each
Account’s benchmark index or, in circumstances where an Account’s peer group or peer universe was not viewed as a representative basis for comparison, other comparative information deemed relevant by management and/or the Board. The Board also discussed the three-year performance of the Equity Index Account before any reductions for fees and expenses. In this analysis, the Board considered the impact of net asset value rounding and the effects of fair valuation, securities lending and class action litigation, as applicable, on the Equity Index Account’s performance as compared to the performance of its benchmark index. For details regarding each Account’s performance, see the Account-by-Account synopsis below.
The Board concluded that, under the totality of circumstances considered, the investment performance of each Account was reasonable.
Cost and Expenses
The Board considered the amounts charged by TCIM to each Account in 2023 and the estimated amounts to be charged by TCIM to each Account in 2024 (for the period May 1, 2024 – April 30, 2025). This included investment advisory costs paid to TCIM, expressed in dollar terms and as a percentage of assets. The Board considered that TCIM charges expenses “at cost” and these charges are adjusted at least quarterly to reflect the actual expenses incurred with respect to each Account during the most recent quarter. The Board noted that, because TCIM provides its services on an at-cost basis under the arrangement outlined in the
Agreement, there was no profit or loss data for the Board to consider.
Fees Charged by Other Advisers
The Board considered comparative information regarding each Account’s actual expenses and the effective management fee rates paid by similar mutual funds that underlie variable insurance products to other advisers, as analyzed by Broadridge and reflected in the Account-by-Account synopsis below. The Board determined that the effective management fee rate charged to an Account under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds that underlie variable insurance products. In this regard, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between an Account and its comparable mutual funds that underlie variable insurance products. For example, most similar mutual funds are offered only through variable insurance products that also carry additional fees and expenses, whereas the Accounts bear certain of these expenses themselves. Another limitation noted by the Board was Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Accounts’ effective management fee rates compare to those of similar mutual funds that underlie variable insurance products. Based on all factors considered, the Board concluded that the effective management fee rates under the Agreement with respect to each Account were reasonable in relation to those charged by appropriate groups of comparable mutual funds that underlie variable insurance products.
Economies of Scale
The Board considered that certain economies of scale are already integrated into each Account’s cost structure due to the at-cost expense arrangements pursuant to which TCIM renders investment advisory services to each Account. The Board also considered that, in certain circumstances, an increase in CREF assets can result in additional expenses being allocated to CREF pursuant to the cost allocation methodologies that are used to calculate payments to be made by CREF pursuant to the at-cost expense arrangements.
Fee and Performance Comparisons with Other Clients of TCIM and its Affiliates
The Board considered that TCIM and its affiliates provide investment management services to other investment companies, including mutual funds, foreign funds (UCITS), and separately managed accounts that may have similar investment strategies as certain of the
Accounts. The Board also considered TCIM’s comments that, in the future, its affiliates may manage client assets through additional funds and accounts with similar investment strategies. The Board also considered TCIM’s representation that, while the management fee rates charged to the Accounts may differ from the management fee rates chargeable to these other funds and other accounts, this may be due in part to the fact that these other funds and accounts may: (1) be offered through products that charge additional fees to their investors; (2) be offered in different types of markets; (3) be provided with different types or levels of services; (4) have different regulatory burdens; (5) target different investors; and/or (6) be packaged with other products. The Board concluded that these factors, among others, could reasonably explain different management fee rate schedules.

83
Other Benefits
The Board also considered additional “fall-out benefits” to TCIM and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Accounts to TCIM’s affiliates for other services, such as distribution and administration, and investment-related benefits, such as economies of scale to the extent the Accounts share investment resources and/or personnel with other clients of TCIM and its affiliates, use of research obtained through the Accounts’ use of soft dollars to manage the assets of other clients and the ability to utilize strategies within one or more Accounts to manage non-Account products in the future. TCIM and its affiliates may also benefit from the level of business and relationships the Accounts have with certain service providers. Also,
TCIM and its affiliates may benefit from their relationship with the Accounts to the extent that this relationship results in potential investors viewing Teachers Insurance and Annuity Association of America, of which TCIM is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets. The Board concluded that other benefits to TCIM and its affiliates arising from the Agreement were reasonable in light of various relevant factors.
Account-by-Account Synopsis of Factors
The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Account. If an Account is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific expense and performance factors outlined below are based on the Class R4 units of each Account. Because Class R4 generally has lower non-management expenses than the other classes of these Accounts, the expenses and performance of these other classes will be more than the expenses and performance shown for Class R4. Except as otherwise noted, all time periods referenced below are ended December 31, 2023.
Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2023.
CREF Stock Account
The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.080% of average daily net assets for the year ending April 30, 2025. The Account’s actual management costs for the year ended December 31, 2023 equaled 0.100% of average daily net assets, which was used by
Broadridge for comparative purposes.
The Account’s actual investment management costs and total costs were each in the 1st quintile of both the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”).
The Account was in the 1st, 3rd, 1st and 1st quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for the one-, three-, five- and ten-year periods, respectively.
The Account received an Overall Morningstar Rating of 5 stars.
CREF Global Equities Account
The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.075% of average daily net assets for the year ending April 30, 2025. The Account’s actual management costs for the year ended December 31, 2023 equaled 0.094% of average daily net assets, which was used by
Broadridge for comparative purposes.
The Account’s actual investment management costs and total costs were each in the 1st quintile of both its Expense Group and
Expense Universe.
The Account was in the 1st, 3rd, 1st and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
The Account received an Overall Morningstar Rating of 3 stars.
CREF Growth Account
The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.050% of average daily net assets for the year ending April 30, 2025. The Account’s actual management costs for the year ended December 31, 2023 equaled 0.049% of average daily net assets, which was used by
Broadridge for comparative purposes.
The Account’s actual investment management costs and total costs were each in the 1st quintile of both its Expense Group and
Expense Universe.

84
Approval of Investment Management Agreement
(continued)
(Unaudited)
The Account was in the 1st, 3rd, 3rd and 3rd quintiles of the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for the one-, three-, five- and ten-year periods, respectively. The Account was in the
1st, 3rd, 3rd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
The Account received an Overall Morningstar Rating of 4 stars.
CREF Equity Index Account
The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.010% of average daily net assets for the year ending April 30, 2025. The Account’s actual management costs for the year ended December 31, 2023 equaled 0.012% of average daily net assets, which was used by
Broadridge for comparative purposes.
The Account’s actual investment management costs and total costs were each in the 2nd quintile of its Expense Group and in the
1st quintile of its Expense Universe.
For the one-, three- and five-year periods, the Account’s adjusted annualized gross performance (meaning the Fund’s performance without any reductions for fees or expenses, including the effect of net asset value rounding and excluding the effects of fair valuation, securities lending and class action recoveries) as compared to its benchmark, the Russell 3000® Index, differed by
+3,+7 and +4 basis points, respectively. For reference, one basis point equals 0.01%.
The Account received an Overall Morningstar Rating of 3 stars.
CREF Core Bond Account
The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.075% of average daily net assets for the year ending April 30, 2025. The Account’s actual management costs for the year ended December 31, 2023 equaled 0.072% of average daily net assets, which was used by
Broadridge for comparative purposes.
The Account’s actual investment costs and total costs were each in the 1st quintile of its Expense Group and Expense Universe.
The Account was in the 3rd, 2nd, 4th and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 2nd, 1st, 2nd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-
year periods, respectively.
The Account received an Overall Morningstar Rating of 4 stars.
CREF Inflation-Linked Bond Account
The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.040% of average daily net assets for the year ending April 30, 2025. The Account’s actual management costs for the year ended December 31, 2023 equaled 0.027% of average daily net assets, which was used by
Broadridge for comparative purposes.
The Account’s actual investment management costs and total costs were each in the 1st quintile of both its Expense Group and
Expense Universe.
The Account was in the 1st, 2nd, 1st and 1st quintiles of both its Performance Group and Performance Universe for each of the one-, three-, five- and ten-year periods, respectively.
The Account received an Overall Morningstar Rating of 5 stars.
CREF Social Choice Account
The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.045% of average daily net assets for the year ending April 30, 2025. The Account’s actual management costs for the year ended December 31, 2023 equaled 0.049% of average daily net assets, which was used by
Broadridge for comparative purposes.
The Account’s actual investment management costs and total costs were each in the 1st quintile of both its Expense Group and
Expense Universe.
The Account was in the 3rd, 4th, 2nd and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 1st, 2nd, 1st and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-
year periods, respectively.
The Account received an Overall Morningstar Rating of 3 stars.

85
CREF Money Market Account
The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.015% of average daily net assets for the year ending April 30, 2025. The Account’s actual management costs for the year ended December 31, 2023 equaled 0.020% of average daily net assets, which was used by
Broadridge for comparative purposes.
The Account’s actual investment management costs and total costs were each in the 1st quintile of both its Expense Group and
Expense Universe.
The Account was in the 1st, 4th and 4th quintiles of its Performance Group for the one-, three- and five-year periods, respectively, and ranked 3 out of 5 funds within its Performance Group for the ten-year period. The Account was in the 1st, 2nd, 2nd and 1st quintiles of its Performance Universe for the one, three-, five- and ten-year periods, respectively.
Money market funds are not rated by Morningstar.
________________
Based primarily on the foregoing factors and conclusions, the Board renewed the Agreement for each Account.

Liquidity Risk Management Program
(Unaudited)
86
Discussion of the operation and effectiveness of the Accounts’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Account covered by this Report (the “Accounts”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage each Account’s liquidity risk. The Program consists of various provisions relating to assessing and managing Account liquidity risk, as discussed further below. The Accounts’ Board of Trustees (the “Board”) previously approved the designation of TCIM (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the
“LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel
from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.
At a February 13, 2024 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from January 1, 2023 through December 31, 2023 (the
“Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Accounts’ liquidity developments.
In accordance with the Program, the LMAT assesses each Account’s liquidity risk no less frequently than annually based on various factors, such as (i) the Account’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii)
holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Account portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-
specific considerations, as well as market depth, and utilize third-party vendor data.
Any Account that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of
Account net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review
Period, each Account primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid
Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits each Account’s investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in an Account holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime an Account’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, no Account exceeded the 15% limit on illiquid investments.

87
Additional Information About Index Providers
(Unaudited)
Russell Indexes
Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024.
FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE
Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
Bloomberg Indexes
Source: Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices.
Bloomberg neither approves nor endorses this material, nor guarantees the accuracy or completeness of any information herein, nor makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
MSCI Indexes
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the
MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI
Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Morningstar Index
©2024 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither
Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

3707447-INV-B-08/25
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A10939 (8/24)

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

Portfolio of Investments
CREF Stock Account June 30, 2024

(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
LONG-TERM INVESTMENTS - 99.4%
GOVERNMENT BONDS - 0.0%
U.S. TREASURY SECURITIES - 0.0%
$ 200,000 United States Treasury Note
4 .125% 11/15/32 $ 197
TOTAL U.S. TREASURY SECURITIES 197
TOTAL GOVERNMENT BONDS 197
(Cost $209)
SHARES
REFERENCERATE & SPREAD
COMMON STOCKS - 99.4%
AUTOMOBILES & COMPONENTS - 1.8%
13,843 AB Dynamics plc 359
57,198 Actron Technology Corp 401
34,790 (a) Adient plc 860
45,400 AIMA Technology Group Co Ltd 171
5,300 (a) Aisan Industry Co Ltd 46
224,711 Aisin Seiki Co Ltd 7,341
108,700 (a) Anhui Jianghuai Automobile Group Corp Ltd 236
245,601 Apollo Tyres Ltd 1,592
491,924 (a) Aptiv plc 34,641
63,532 (b) ARB Corp Ltd 1,583
59,946 Asahi India Glass Ltd 482
608,017 (a),(c) Aston Martin Lagonda Global Holdings plc 1,100
1,077,078 (a) Atmus Filtration Technologies, Inc 30,998
2,208 (b) Autoneum Holding AG. 319
258,000 (a) BAIC BluePark New Energy Technology Co Ltd 286
916,500 (c) BAIC Motor Corp Ltd 234
59,144 Bajaj Auto Ltd 6,738
65,960 Balkrishna Industries Ltd 2,549
11,995 Banco Products India Ltd 99
431,975 Bayerische Motoren Werke AG. 40,861
2,017 Bayerische Motoren Werke AG. (Preference) 178
260,900 (a) Beiqi Foton Motor Co Ltd 81
22,680 Bethel Automotive Safety Systems Co Ltd 121
218,841 Bharat Forge Ltd 4,381
1,330,301 BorgWarner, Inc 42,889
4,767 Bosch Fren Sistemleri Sanayi ve Ticaret AS. 126
6,360 (a) Bosch Ltd 2,598
753,085 (b) Brembo NV 8,271
479,633 (b) Bridgestone Corp 18,926
2,760,000 Brilliance China Automotive Holdings Ltd 2,894
2,223,351 BYD Co Ltd 76,421
898,862 BYD Co Ltd (H shares) 26,695
469,520 (a) Canoo, Inc 1,000
16,678 (a) Ceat Ltd 564
5,039 Changzhou Xingyu Automotive Lighting Systems Co Ltd 78
1,542,885 Cheng Shin Rubber Industry Co Ltd 2,349
206,000 China Motor Corp 786
91,208 Chongqing Changan Automobile Co Ltd 168
103,508 CIE Automotive India Ltd 709
31,486 CIE Automotive S.A. 872
1,411,867 Cie Generale des Etablissements Michelin S.C.A 54,570
179,034 Cie Plastic Omnium SA 1,742

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
619,975 (a),(b) Cofide S.p.A. $ 393
359,431 Continental AG. 20,357
49,138 Cub Elecparts, Inc 179
741,089 Daimler AG. (Registered) 51,292
1,033,608 Dana Inc 12,527
1,590,200 Denso Corp 24,822
70,000 Depo Auto Parts Ind Co Ltd 514
2,906 DN Automotive Corp 168
240,011 (c) Dometic Group AB 1,522
24,937,540 Dowlais Group plc 23,032
374,686 Dr ING hc F Porsche AG. 27,874
948,700 DRB-Hicom Bhd 273
2,122 (a) Dynamatic Technologies Ltd 187
10,100 Eagle Industry Co Ltd 121
1,054 EGE Endustri VE Ticaret AS. 407
117,690 Eicher Motors Ltd 6,590
20,895 ElringKlinger AG. 111
26,260 (c) Endurance Technologies Ltd 842
24,582 Exedy Corp 452
339,086 Exide Industries Ltd 2,294
127,239 Faurecia 1,518
155,000 FCC Co Ltd 2,271
120,287 Ferrari NV 49,088
1,075,331 Ford Motor Co 13,485
56,368 Ford Otomotiv Sanayi AS 1,940
50,200 Fras-Le S.A. 174
506,945 Fuji Heavy Industries Ltd 10,780
85,863 Fuyao Glass Industry Group Co Ltd - A 566
563,762 (c) Fuyao Glass Industry Group Co Ltd - H 3,266
42,567 Gabriel India Ltd 247
5,294,302 Geely Automobile Holdings Ltd 5,953
2,301,731 General Motors Co 106,938
132,745 (c) Gestamp Automocion S.A. 394
36,000 Global PMX Co Ltd 123
121,759 Great Wall Motor Co Ltd 423
2,058,246 (b) Great Wall Motor Co Ltd 3,167
159,200 G-Tekt Corp 1,938
214,100 Guangzhou Automobile Group Co Ltd 228
3,635,042 Guangzhou Automobile Group Co Ltd - H 1,282
63,397 Hankook Tire & Technology Co Ltd 2,072
20,592 Hankook Tire Worldwide Co Ltd 227
109,018 Hanon Systems 373
92,194 Harley-Davidson, Inc 3,092
102,010 Hero Honda Motors Ltd 6,812
26,967 HL Mando Co Ltd 855
3,779,843 Honda Motor Co Ltd 40,633
140,000 Hota Industrial Manufacturing Co Ltd 238
56,000 Hu Lane Associate, Inc 281
148,915 Huayu Automotive Systems Co Ltd 335
586,000 (b) Huazhong In-Vehicle Holdings Co Ltd 170
23,176 Huizhou Desay Sv Automotive Co Ltd 277
51,687 Hyundai Mobis 9,390
115,728 Hyundai Motor Co 24,680
31,402 Hyundai Motor Co Ltd (2nd Preference) 4,164
254,819 Hyundai Motor Co Ltd (Preference) 33,529
13,070 Hyundai Wia Corp 547
10,776 (a) Iljin Hysolus Co ltd 171
490,800 Isuzu Motors Ltd 6,525
19,420 JBM Auto Ltd 477
67,689 JK Tyre & Industries Ltd 348
309,342 Johnson Electric Holdings Ltd 467
167,200 JTEKT Corp 1,168

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
14,596 Kayaba Industry Co Ltd $ 494
501,904 Kenda Rubber Industrial Co Ltd 521
222,599 Kia Motors Corp 20,829
3,454 Knaus Tabbert AG. 144
168,400 Koito Manufacturing Co Ltd 2,322
34,840 Kordsa Teknik Tekstil AS. 99
96,921 (a) Kumho Tire Co, Inc 459
1,058,100 (a) Li Auto, Inc 9,476
445,242 (a),(b) Li Auto, Inc (ADR) 7,961
32,520 (b) Linamar Corp 1,581
549,740 (a),(b) Lucid Group, Inc 1,435
233,511 (b) Magna International, Inc 9,787
9,526 Maharashtra Scooters Ltd 1,024
3,282,761 Mahindra & Mahindra Ltd 112,689
28,500 Mahle Metal Leve S.A. 165
133,558 Martinrea International, Inc 1,123
121,148 Maruti Suzuki India Ltd 17,467
477,286 Mazda Motor Corp 4,602
81,462 Minda Corp Ltd 470
528,000 Minth Group Ltd 818
506,100 Mitsubishi Motors Corp 1,401
312,564 (a),(b) Mobileye Global, Inc 8,778
1,506,024 Motherson Sumi Wiring India Ltd 1,358
2,074 MRF Ltd 3,218
34,038 Musashi Seimitsu Industry Co Ltd 400
25,834 Myoung Shin Industrial Co Ltd 264
293,000 (a) Nan Kang Rubber Tire Co Ltd 470
2,271,598 (a),(b),(c) Nemak SAB de C.V. 361
18,798 Nexen Tire Corp 106
590,000 (b) Nexteer Automotive Group Ltd 265
124,100 NGK Spark Plug Co Ltd 3,619
150,115 NHK Spring Co Ltd 1,506
59,612 Nifco, Inc 1,429
28,611 Ningbo Joyson Electronic Corp 58
49,778 Ningbo Tuopu Group Co Ltd 365
1,133,172 (a),(b) NIO, Inc (ADR) 4,714
35,053 Nippon Seiki Co Ltd 322
1,984,100 Nissan Motor Co Ltd 6,736
42,010 Nissan Shatai Co Ltd 257
64,188 NOK Corp 856
94,590 (b) Nokian Renkaat Oyj 777
141,100 Pacific Industrial Co Ltd 1,331
90,200 Phinia, Inc 3,550
133,362 Piaggio & C S.p.A. 396
124,294 Piolax, Inc 1,809
232,374 (c) Pirelli & C S.p.A 1,381
624,708 Porsche AG. 28,194
43,747 (a) Pricol Ltd 258
1,339,100 PT Selamat Sempurna Tbk 152
56,076 PWR Holdings Ltd 411
848,274 Renault S.A. 43,504
495,189 (a),(b) Rivian Automotive, Inc 6,645
36,708 SAF-Holland SE 727
433,823 SAIC Motor Corp Ltd 827
181,500 Sailun Group Co Ltd 349
2,271,078 Samvardhana Motherson International Ltd 5,171
24,460 (c) Sansera Engineering Ltd 378
428,000 Sanyang Motor Co Ltd 1,039
94,359 Schaeffler AG. 544
4,049 Sebang Global Battery Co Ltd 305
33,593 (b) Seiren Co Ltd 502
75,100 (a) Seres Group Co Ltd 938

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
35,805 Shandong Linglong Tyre Co Ltd $ 90
11,400 Shenzhen Kedali Industry Co Ltd 120
37,400 Shoei Co Ltd 457
12,221 SL Corp 394
5,914 SNT Motiv Co Ltd 214
331,398 (c) Sona Blw Precision Forgings Ltd 2,544
7,028,900 Sri Trang Agro-Industry PCL 4,128
37,999 (a) Ssangyong Motor Co 141
103,000 Stanley Electric Co Ltd 1,846
731,775 Stellantis NV 14,466
151,083 (a) Stoneridge, Inc 2,411
603,200 Sumitomo Electric Industries Ltd 9,431
134,600 (b) Sumitomo Rubber Industries, Inc 1,350
4,973 Sundaram-Clayton Ltd 789
89,899 Sundram Fasteners Ltd 1,458
38,861 Sungwoo Hitech Co Ltd 252
67,753 Suprajit Engineering Ltd 414
1,322,900 Suzuki Motor Corp 15,272
4,129,701 Tata Motors Ltd 48,933
2,166,935 (a) Tesla, Inc 428,793
37,199 Thor Industries, Inc 3,476
227,287 (c) TI Fluid Systems plc 374
548,000 (b) Tianneng Power International Ltd 394
94,940 Tofas Turk Otomobil Fabrik 989
40,147 Tokai Rika Co Ltd 542
19,517 Tokai Rubber Industries, Inc 180
296,000 Tong Yang Industry Co Ltd 984
26,068 Topre Corp 345
91,725 Toyo Tire & Rubber Co Ltd 1,472
287,200 Toyoda Gosei Co Ltd 5,075
243,195 Toyota Boshoku Corp 3,230
19,146,970 (a) Toyota Motor Corp 392,847
6,648 Trigano S.A. 781
70,400 TS Tech Co Ltd 836
90,657 Tube Investments of India Ltd 4,626
202,328 TVS Motor Co Ltd 5,730
141,104 UNO Minda Ltd 1,844
2,241,614 Valeo 23,970
44,391 (a),(c) Varroc Engineering Ltd 346
143,280 (a) Visteon Corp 15,288
88,590 Volkswagen AG. (Preference) 10,003
731,866 (a),(b) Volvo Car AB 2,263
158,736 (a) Volvo Car AB 125
34,500 Weifu High-Technology Co Ltd 52
1,041,800 (a),(b) XPeng, Inc 3,842
1,119,031 (c) Yadea Group Holdings Ltd 1,408
752,200 (b) Yamaha Motor Co Ltd 6,993
95,900 Yokohama Rubber Co Ltd 2,133
480,480 Yulon Motor Co Ltd 987
4,144 ZF Commercial Vehicle Control Systems India Ltd 773
436,200 (a),(b),(c) Zhejiang Leapmotor Technologies Ltd 1,493
137,000 Zhejiang Wanfeng Auto Wheel Co Ltd 250
TOTAL AUTOMOBILES & COMPONENTS 2,248,175
BANKS - 6.7%
5,040 1st Source Corp 270
42,003 77 Bank Ltd 1,176
490,565 (c) ABN AMRO Bank NV 8,057
342,685 Absa Group Ltd 2,984
1,222,092 Abu Dhabi Commercial Bank PJSC 2,662
602,769 Abu Dhabi Islamic Bank PJSC 1,900
689,234 (a) AFFIN Holdings Bhd 364

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
48,410,383 Agricultural Bank of China Ltd $ 20,663
2,184,662 Agricultural Bank of China Ltd (Class A) 1,311
16,165,623 AIB Group plc 85,372
31,600 Aichi Financial Group, Inc 530
1,085,917 (a) Ajman Bank PJSC 506
13,272,145 Akbank TAS 26,032
872,391 Al Ahli Bank of Kuwait KSCP 780
5,247,692 Al Rajhi Bank 114,384
3,034,316 Alinma Bank 25,302
66,829 Alior Bank S.A. 1,700
700,800 Alliance Financial Group BHD 563
913,733 (a) Alpha Services and Holdings S.A. 1,487
315,270 (a),(d) Amagerbanken AS 0 ^
91,410 Amalgamated Financial Corp 2,505
24,220 Amerant Bancorp, Inc 550
380,570 Ameris Bancorp 19,162
838,934 AMMB Holdings BHD 762
101,000 (b) Aozora Bank Ltd 1,655
362,153 Arab National Bank 1,960
138,945 (c) AU Small Finance Bank Ltd 1,119
4,503,076 Australia & New Zealand Banking Group Ltd 84,602
21,444 Awa Bank Ltd 379
5,232,590 Axis Bank Ltd 79,299
373,260 (a) Axos Financial, Inc 21,332
725,756 Banca Monte dei Paschi di Siena S.p.A 3,422
282,581 Banca Popolare di Sondrio SPA 2,019
68,914 Banco ABC Brasil S.A. 273
14,028,746 Banco Bilbao Vizcaya Argentaria S.A. 140,828
1,214,531 Banco BPM S.p.A. 7,816
635,756 Banco Bradesco S.A. 1,273
4,823,330 Banco Bradesco S.A. (Preference) 10,682
6,545,215 Banco Comercial Portugues S.A. 2,354
18,352,151 Banco de Chile 2,048
28,807 Banco de Credito e Inversiones 811
1,634,271 (c) Banco del Bajio S.A. 4,959
708,202 Banco do Brasil S.A. 3,384
156,600 Banco do Estado do Rio Grande do Sul 318
54,048 Banco Itau Chile S.A. 594
211,900 Banco Pan S.A. 307
26,770,189 Banco Santander Chile S.A. 1,257
30,869,659 Banco Santander S.A. 143,630
106,901 BanColombia S.A. 909
201,940 BanColombia S.A. (Preference) 1,658
350,503 (a) Bancorp, Inc 13,235
320,348 (c) Bandhan Bank Ltd 782
5,584,900 (a) Bank Aladin Syariah Tbk PT 314
248,301 Bank AlBilad 2,165
186,042 (a) Bank Al-Jazira 821
1,959,600 Bank BTPN Syariah Tbk PT 137
46,509,370 Bank Central Asia Tbk PT 28,142
118,652 Bank Hapoalim Ltd 1,048
561,100 Bank Islam Malaysia Bhd 296
3,105,800 (a) Bank Jago Tbk PT 456
148,676 Bank Leumi Le-Israel 1,212
460,828 (a) Bank Millennium S.A. 1,072
6,116,506 Bank Negara Indonesia Persero Tbk PT 1,736
7,429,940 Bank of America Corp 295,489
440,811 Bank of Baroda 1,453
509,862 Bank of Beijing Co Ltd 409
260,500 Bank of Changsha Co Ltd 293
90,620 Bank of Chengdu Co Ltd 189
1,074,844 Bank of China Ltd - A 683

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
69,344,912 Bank of China Ltd - H $ 34,174
1,096,812 Bank of Communications Co Ltd - A 1,127
4,071,319 Bank of Communications Co Ltd - H 3,191
898,000 Bank of East Asia Ltd 1,139
51,250 Bank of Georgia Group plc 2,607
112,795 Bank of Hangzhou Co Ltd 202
373,320 Bank of Ireland Group plc 3,900
477,518 Bank of Jiangsu Co Ltd 488
582,466 (a) Bank of Kaohsiung Co Ltd 215
945,299 Bank of Montreal 79,346
5,100 Bank of Nagoya Ltd 247
214,914 Bank of Nanjing Co Ltd 307
156,174 Bank of Ningbo Co Ltd 473
1,130,716 (b) Bank of Nova Scotia 51,723
797,173 (b) Bank of NT Butterfield & Son Ltd 27,997
533,595 (b) Bank of Queensland Ltd 2,061
283,299 Bank of Shanghai Co Ltd 283
206,200 Bank of Suzhou Co Ltd 213
786,908 Bank of the Philippine Islands 1,599
119,540 Bank OZK 4,901
73,975 Bank Pekao S.A. 3,078
2,724,511 Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT 161
432,401,068 Bank Rakyat Indonesia 121,244
4,944,462 Bank Tabungan Negara Persero Tbk PT 381
14,602 Bank Zachodni WBK S.A. 1,957
524,133 (b) Bankinter S.A. 4,289
133,520 BankUnited, Inc 3,908
308,958 Banner Corp 15,337
28,881 Banque Cantonale Vaudoise 3,064
237,678 Banque Saudi Fransi 2,253
10,180 Bar Harbor Bankshares 274
24,107,277 Barclays plc 63,701
314,867 (c) BAWAG Group AG. 19,904
9,162,349 BDO Unibank, Inc 20,042
442,551 Bendigo Bank Ltd 3,379
76,825 Berkshire Hills Bancorp, Inc 1,752
215,950 BNK Financial Group, Inc 1,327
712,927 BNP Paribas S.A. 45,593
3,379,625 BOC Hong Kong Holdings Ltd 10,429
586,005 Boubyan Bank KSCP 1,084
772,969 BPER Banca 3,913
5,836 (a) BRE Bank S.A. 920
401,651 Brookline Bancorp, Inc 3,354
2,865,099 Bumiputra-Commerce Holdings BHD 4,128
597,125 Burgan Bank SAK 358
205,825 Byline Bancorp, Inc 4,886
9,201,312 CaixaBank S.A. 48,864
865,170 (b) Canadian Imperial Bank of Commerce 41,138
77,985 Canadian Western Bank 2,473
1,572,486 Canara Bank 2,248
527,396 (b) Capitec Bank Holdings Ltd 76,575
1,098,250 (b) Capitol Federal Financial, Inc 6,029
55,518 Cathay General Bancorp 2,094
89,991 (b) Central Pacific Financial Corp 1,908
2,000,811 Chang Hwa Commercial Bank 1,137
1,773,100 Chiba Bank Ltd 15,893
27,626,490 China Citic Bank 17,700
455,407 China Construction Bank Corp - A 464
82,301,546 China Construction Bank Corp - H 60,839
1,339,504 China Everbright Bank Co Ltd - A 584
2,124,845 (a) China Everbright Bank Co Ltd - H 660
8,049,981 China Merchants Bank Co Ltd 36,580

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
16,983,780 China Merchants Bank Co Ltd (Class A) $ 79,823
795,848 (a) China Minsheng Banking Corp Ltd - A 415
3,195,491 (b) China Minsheng Banking Corp Ltd - H 1,104
351,237 China Zheshang Bank Co Ltd 133
32,856,388 Chinatrust Financial Holding Co 38,313
877,000 Chongqing Rural Commercial Bank Co Ltd 606
116,600 Chugin Financial Group, Inc 1,233
3,836,751 Citigroup, Inc 243,480
278,078 City Union Bank Ltd 557
122,947 Close Brothers Group plc 657
11,630 (a),(b) Coastal Financial Corp 537
40,731 (a) Collector Bank AB 168
151,851 Columbia Banking System, Inc 3,020
36,389 Comerica, Inc 1,857
1,264,591 Commercial Bank PSQC 1,490
953,227 Commercial International Bank 1,536
3,244,419 Commerzbank AG. 49,212
2,194,714 Commonwealth Bank of Australia 185,917
257,512 Community Bank System, Inc 12,157
40,710 (b) Community Trust Bancorp, Inc 1,777
2,680,500 Concordia Financial Group Ltd 15,878
27,988 Credicorp Ltd 4,515
36,336 Credit Agricole S.A. 496
66,555 Credito Emiliano S.p.A. 664
54,750 (a) CrossFirst Bankshares, Inc 768
88,410 (a) Customers Bancorp, Inc 4,242
5,646,074 (a),(d) Cyprus Popular Bank PCL 60
299,627 Dah Sing Banking Group Ltd 250
135,508 Dah Sing Financial Holdings Ltd 377
28,586 Daishi Hokuetsu Financial Group, Inc 917
1,932,629 Danske Bank AS 57,643
1,812,404 DBS Group Holdings Ltd 47,737
80,886 DCB Bank Ltd 134
125,006 DGB Financial Group, Inc 728
30,135 DNB Bank ASA 591
1,870,201 Doha Bank QPSC 736
1,193,887 Dubai Islamic Bank PJSC 1,866
1,618,867 Dukhan Bank 1,679
5,796,345 E.Sun Financial Holding Co Ltd 5,103
270,750 Eagle Bancorp, Inc 5,117
157,483 East West Bancorp, Inc 11,532
794,637 Emirates NBD Bank PJSC 3,570
37,015 Enterprise Financial Services Corp 1,514
23,210 (a),(b) Equitable Group, Inc 1,582
439,174 (c) Equitas Small Finance Bank Ltd 511
887,397 Erste Bank der Oesterreichischen Sparkassen AG. 42,005
5,600 Esquire Financial Holdings, Inc 267
1,107,899 (a) Eurobank Ergasias Services and Holdings S.A. 2,402
1,688,578 Far Eastern International Bank 864
20,530 Farmers National Banc Corp 256
60,680 (b) FB Financial Corp 2,368
1,358,568 Federal Bank Ltd 2,882
13,451 FIBI Holdings Ltd 528
4,442,763 Fifth Third Bancorp 162,116
706,577 FinecoBank Banca Fineco S.p.A 10,499
1,795,627 First Abu Dhabi Bank PJSC 6,091
55,438 First Citizens Bancshares, Inc (Class A) 93,336
69,110 First Financial Bancorp 1,536
573,261 First Financial Bankshares, Inc 16,928
45,530 (b) First Financial Corp 1,679
4,420,331 First Financial Holding Co Ltd 3,830
178,640 First Hawaiian, Inc 3,709

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
591,717 First Horizon National Corp $ 9,331
100,100 First International Bank Of Israel Ltd 3,802
389,603 First Interstate BancSystem, Inc 10,819
24,190 First Merchants Corp 805
21,310 Flushing Financial Corp 280
5,200 (a),(d) FS Finans A.S. 0 ^
140,900 Fukuoka Financial Group, Inc 3,794
6,053,585 Grupo Financiero Banorte S.A. de C.V. 47,171
750,877 (a),(b) Grupo Financiero Inbursa S.A. 1,784
1,205,431 Grupo Security S.A. 339
861,301 Gulf Bank KSCP 803
277,800 Gunma Bank Ltd 1,789
279,000 Hachijuni Bank Ltd 1,833
441,127 Haci Omer Sabanci Holding AS 1,304
122,054 Hana Financial Group, Inc 5,368
102,140 Hancock Whitney Corp 4,885
698,735 Hang Seng Bank Ltd 8,983
160,860 (b) Hanmi Financial Corp 2,690
6,528,741 HDFC Bank Ltd 131,843
752,110 HDFC Bank Ltd (ADR) 48,383
204,302 Hirogin Holdings, Inc 1,588
14,700 Hokkoku Financial Holdings, Inc 485
85,160 Hokuhoku Financial Group, Inc 1,104
925,328 Home Bancshares, Inc 22,171
220,312 Hong Leong Bank BHD 896
173,890 Hope Bancorp, Inc 1,868
7,858,712 HSBC Holdings plc 67,836
3,447,510 Hua Nan Financial Holdings Co Ltd 2,804
247,686 Huaxia Bank Co Ltd 218
369,485 Huntington Bancshares, Inc 4,870
147,374 Hyakugo Bank Ltd 637
4,607,119 ICICI Bank Ltd 66,312
1,370,128 (a) IDFC First Bank Ltd 1,348
36,170 Independent Bank Corp 977
114,756 IndusInd Bank Ltd 2,013
1,734,739 Industrial & Commercial Bank of China Ltd - A 1,360
56,212,914 Industrial & Commercial Bank of China Ltd - H 33,412
514,105 (a) Industrial Bank Co Ltd 1,246
105,172 Industrial Bank of Korea 1,071
24,667,918 ING Groep NV 423,861
24,009 (b) Intercorp Financial Services, Inc 538
74,900 International Bancshares Corp 4,285
5,370,482 Intesa Sanpaolo S.p.A. 19,959
2,174,223 Investimentos Itau S.A. - PR 3,819
3,743,549 iShares Core MSCI EAFE ETF 271,931
2,167,899 iShares Core MSCI Emerging Markets ETF 116,048
125,414 Israel Discount Bank Ltd 626
12,859,902 Itau Unibanco Holding S.A. 74,559
186,354 Iyogin Holdings, Inc 1,737
312,641 Jammu & Kashmir Bank Ltd 427
1,249,800 Japan Post Bank Co Ltd 11,867
81,668 JB Financial Group Co Ltd 867
4,980,213 JPMorgan Chase & Co 1,007,298
506,854 (a) Judo Capital Holdings Ltd 424
22,140 Juroku Financial Group, Inc 660
37,490 Jyske Bank 2,987
64,699 KakaoBank Corp 949
96,536 Karnataka Bank Ltd 259
332,749 Karur Vysya Bank Ltd 822
6,092,500 Kasikornbank PCL 20,775
239,000 Kasikornbank PCL (Foreign) 817
1,050,413 KB Financial Group, Inc 59,748

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
27,220 KBC Ancora $ 1,266
676,915 KBC Groep NV 47,697
65,248 Keiyo Bank Ltd 358
181,000 Kiatnakin Phatra Bank PCL 229
572,000 King's Town Bank Co Ltd 1,074
43,819 Kiyo Bank Ltd 516
28,989 Komercni Banka AS 968
452,768 Kotak Mahindra Bank Ltd 9,762
3,115,396 Krung Thai Bank PCL 1,435
4,292,297 Kuwait Finance House KSCP 9,963
796,221 Kuwait International Bank KSCP 464
1,653,792 Kuwait Projects Co Holding KSCP 609
186,100 Kyoto Financial Group, Inc 3,325
251,900 Kyushu Financial Group, Inc 1,486
34,846 (b) Laurentian Bank of Canada 676
261,771 Live Oak Bancshares, Inc 9,178
25,140,854 Lloyds TSB Group plc 17,340
530,845 M&T Bank Corp 80,349
2,260,830 Malayan Banking BHD 4,773
1,784,600 Malaysia Building Society Bhd 306
2,327,109 Masraf Al Rayan QSC 1,495
804,800 Mebuki Financial Group, Inc 3,156
1,496,465 Mediobanca S.p.A. 21,905
9,889,392 Mega Financial Holding Co Ltd 12,310
6,770 Mercantile Bank Corp 275
734,914 Metropolitan Bank & Trust 848
20,650 Mid Penn Bancorp, Inc 453
17,594,782 Mitsubishi UFJ Financial Group, Inc 189,883
15,308 Mizrahi Tefahot Bank Ltd 519
2,198,057 Mizuho Financial Group, Inc 46,263
78,914 (c) Moneta Money Bank AS 344
19,768 Musashino Bank Ltd 405
21,849 Nanto Bank Ltd 487
2,832,473 National Australia Bank Ltd 68,306
239,865 National Bank Holdings Corp 9,367
314,333 (b) National Bank of Canada 24,932
1,209,907 (a) National Bank of Greece S.A. 10,086
3,339,385 National Bank of Kuwait SAKP 9,389
3,214,719 NatWest Group plc 12,647
27,440 NBT Bancorp, Inc 1,059
194,282 Nedbank Group Ltd 2,750
91,464 Nishi-Nippon Financial Holdings, Inc 1,155
12,112,258 Nordea Bank AB publ 144,390
588,328 Nordea Bank AB publ 7,013
212,597 North Pacific Bank Ltd 706
4,560 Northeast Bank 278
6,031,839 (a) NU Holdings Ltd 77,750
1,135,000 O-Bank Co Ltd 367
271,757 OceanFirst Financial Corp 4,318
464,824 (b) OFG Bancorp 17,408
23,107 Ogaki Kyoritsu Bank Ltd 330
11,900 Okinawa Financial Group, Inc 196
72,700 (b) Origin Bancorp, Inc 2,306
83,996 OTP Bank Rt 4,166
5,289,725 Oversea-Chinese Banking Corp 56,174
142,660 Pacific Premier Bancorp, Inc 3,277
160,820 Pathward Financial, Inc 9,098
18,860 Peoples Bancorp, Inc 566
466,584 Ping An Bank Co Ltd 651
421,958 (a) Piraeus Financial Holdings S.A. 1,536
360,459 PNC Financial Services Group, Inc 56,044
26,699 Popular, Inc 2,361

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
725,837 Postal Savings Bank of China Co Ltd - A $ 506
3,498,972 (c) Postal Savings Bank of China Co Ltd - H 2,049
362,864 Powszechna Kasa Oszczednosci Bank Polski S.A. 5,661
193,967 Preferred Bank 14,643
138,030 Premier Financial Corp 2,824
29,250 Primis Financial Corp 307
79,592 Prosperity Bancshares, Inc 4,866
15,650,470 PT Bank Mandiri Persero Tbk 5,855
5,969,880 Public Bank Bhd 5,084
937,442 Punjab National Bank 1,383
374,340 Qatar International Islamic Bank QSC 1,028
727,542 Qatar Islamic Bank SAQ 3,735
1,876,094 Qatar National Bank QPSC 7,555
52,872 QCR Holdings, Inc 3,172
103,599 Raiffeisen International Bank Holding AG. 1,790
71,600 (a) Rakuten Bank Ltd 1,305
340,977 (c) RBL Bank Ltd 1,071
195,600 (b) Regional SAB de C.V. 1,460
129,600 Renasant Corp 3,958
3,073,300 Resona Holdings, Inc 20,444
577,974 RHB Capital BHD 675
21,413 Ringkjoebing Landbobank A.S. 3,582
593,248 Riyad Bank 4,124
1,309,306 Royal Bank of Canada 139,396
46,130 Sandy Spring Bancorp, Inc 1,124
115,164 San-In Godo Bank Ltd 1,034
416,928 Saudi Awwal Bank 4,305
221,853 Saudi Investment Bank 759
2,506,694 Saudi National Bank 24,727
43,900 (b) SBI Sumishin Net Bank Ltd 834
706,361 SCB X PCL 1,983
52,390 Seacoast Banking Corp of Florida 1,239
270,120 Security Bank Corp 290
122,200 Senshu Ikeda Holdings, Inc 306
13,930 ServisFirst Bancshares, Inc 880
512,700 Seven Bank Ltd 860
1,500,331 Shanghai Commercial & Savings Bank Ltd 2,132
690,034 Shanghai Pudong Development Bank Co Ltd 781
477,700 Shanghai Rural Commercial Bank Co Ltd 441
1,062,496 Sharjah Islamic Bank 639
27,200 Shiga Bank Ltd 717
862,768 Shinhan Financial Group Co Ltd 30,078
398,600 Shizuoka Financial Group, Inc 3,853
40,520 Simmons First National Corp (Class A) 712
4,199,877 SinoPac Financial Holdings Co Ltd 3,295
3,872,357 Skandinaviska Enskilda Banken AB (Class A) 57,252
11,540 SmartFinancial, Inc 273
1,414,197 Societe Generale 33,249
855,824 South Indian Bank Ltd 276
232,184 SouthState Corp 17,744
155,787 Spar Nord Bank A.S. 2,999
29,425 Sparebank Oestlandet 374
147,336 SpareBank SR-Bank ASA 1,805
108,061 Sparebanken Midt-Norge 1,527
73,586 Sparebanken Nord-Norge 683
558,300 Standard Bank Group Ltd 6,501
2,022,237 Standard Chartered plc 18,260
754,886 State Bank of India 7,669
5,360 Stock Yards Bancorp, Inc 266
2,616,703 Sumitomo Mitsui Financial Group, Inc 175,646
2,243,642 Sumitomo Mitsui Trust Holdings, Inc 51,562
122,764 Suruga Bank Ltd 810

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
48,704 Svenska Handelsbanken AB $ 465
28,160 Swedbank AB (A Shares) 580
92,530 Sydbank AS 4,901
2,665,102 Taichung Commercial Bank Co Ltd 1,503
4,501,956 Taishin Financial Holdings Co Ltd 2,617
2,445,312 Taiwan Business Bank 1,371
4,249,192 Taiwan Cooperative Financial Holding Co Ltd 3,405
31,123 Tamilnad Mercantile Bank Ltd 176
98,826 TBC Bank Group plc 3,211
182,670 (a) Texas Capital Bancshares, Inc 11,168
1,108,800 Thanachart Capital PCL 1,367
94,700 Tisco Bank PCL 246
21,803,500 TMB Bank PCL (Foreign) 1,014
116,343 Toho Bank Ltd 240
18,900 Tokyo Kiraboshi Financial Group, Inc 565
107,364 TOMONY Holdings, Inc 283
1,645,277 Toronto-Dominion Bank 90,439
58,540 Towne Bank 1,596
433,701 Truist Financial Corp 16,849
9,380 TrustCo Bank Corp NY 270
46,306,745 Turkiye Is Bankasi (Series C) 22,476
701,264 (c) Ujjivan Small Finance Bank Ltd 378
2,074,935 (c) Unicaja Banco S.A. 2,853
1,872,154 UniCredit S.p.A 69,281
622,905 Union Bank of India 1,018
892,353 Union Bank Of Taiwan 450
132,390 United Bankshares, Inc 4,295
1,144,604 United Overseas Bank Ltd 26,402
100,140 (b) Univest Financial Corp 2,286
11,885 Valiant Holding AG. 1,347
323,815 Veritex Holdings, Inc 6,829
850,105 Virgin Money UK plc 2,295
635,093 (a),(d) VTB Bank PJSC (GDR) Equiduct 6
664,707 (a),(d) VTB Bank PJSC (GDR) Tradegate 7
958,801 (a) Warba Bank KSCP 551
10,948,780 Wells Fargo & Co 650,248
192,840 WesBanco, Inc 5,382
24,670 Westamerica Bancorporation 1,197
102,060 Western Alliance Bancorp 6,411
3,177,712 Westpac Banking Corp 57,539
269,719 Wintrust Financial Corp 26,584
247,941 Woori Financial Group, Inc 2,646
48,700 WSFS Financial Corp 2,289
145,399 Yamaguchi Financial Group, Inc 1,664
1,417,348 Yapi ve Kredi Bankasi 1,467
5,830,142 (a) Yes Bank Ltd 1,652
TOTAL BANKS 8,459,840
CAPITAL GOODS - 7.9%
43,386 3M Co 4,434
2,279 3M India Ltd 1,006
167,986 A.O. Smith Corp 13,738
76,063 Aalberts Industries NV 3,080
47,800 (a) AAR Corp 3,475
904,813 ABB Ltd 50,173
46,807 ABB Ltd India 4,764
425,749 (a) AcBel Polytech, Inc 509
302,313 Accelleron Industries AG. 11,841
17,492 Ackermans & Van Haaren 3,022
7,105 (b) ACS Actividades de Construccion y Servicios S.A. 307
86,000 Acter Co Ltd 699
28,149 Action Construction Equipment Ltd 500

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
148,552 Adani Enterprises Ltd $ 5,652
204,692 AddTech AB 5,105
93,709 ADENTRA, Inc 2,553
8,800 Advanced Drainage Systems, Inc 1,411
25,000 Advanced Energy Solution Holding Co Ltd 485
42,827 AECC Aero-Engine Control Co Ltd 118
144,252 AECC Aviation Power Co Ltd 725
217,891 Aecom Technology Corp 19,205
47,226 (b) Aecon Group, Inc 586
198,372 AerCap Holdings NV 18,488
108,215 (a) Aerovironment, Inc 19,712
171,950 (a) AerSale Corp 1,190
39,954 AFG Arbonia-Forster Hldg 567
15,108 (b) AG. Growth International, Inc 580
18,108 Ahluwalia Contracts India Ltd 270
34,797 AIA Engineering Ltd 1,741
83,100 Aichi Corp 645
32,741 Aida Engineering Ltd 186
75,479 Air Lease Corp 3,588
1,236,801 Airbus SE 169,747
119,226 Airtac International Group 3,619
17,469 Aker ASA (A Shares) 1,005
17,107 Al Babtain Power & Telecommunication Co 175
141,918 Alarko Holding AS. 467
200,380 Albany International Corp (Class A) 16,922
9,701 Alfa Laval AB 425
2,488,200 (b) Alfa S.A. de C.V. (Class A) 1,454
18,163 (a),(b),(c) Alfen ,NV 336
54,156 (c) Alimak Group AB 589
227,440 (b) Allegion plc 26,872
2,357,300 Alliance Global Group, Inc 348
10,130 Allied Motion Technologies, Inc 256
133,000 Allis Electric Co Ltd 611
103,055 Allison Transmission Holdings, Inc 7,822
2,835,222 (b) Alstom RGPT 47,816
180,150 Alta Equipment Group, Inc 1,448
1,670,100 Amada Co Ltd 18,569
79,625 Amara Raja Batteries Ltd 1,586
42,190 (a) American Superconductor Corp 987
441,257 Ametek, Inc 73,562
54,169 Andritz AG. 3,348
12,665 Apar Industries Ltd 1,286
134,590 Apogee Enterprises, Inc 8,457
125,018 Applied Industrial Technologies, Inc 24,253
33,480 AQ Group AB 458
162,579 (a) Arabi Group Holding KSC 161
327,048 Arcosa, Inc 27,279
91,400 Armac Locacao Logistica E Servicos S.A. 161
32,027 Armstrong World Industries, Inc 3,627
989,061 (a),(b) Array Technologies, Inc 10,148
164,800 (b) Asahi Glass Co Ltd 5,362
1,166,454 Aselsan Elektronik Sanayi Ve Ticaret AS 2,093
1,249,415 Ashok Leyland Ltd 3,619
72,069 (a) Ashoka Buildcon Ltd 194
2,359,880 Ashtead Group plc 157,342
169,028 Ashtead Technology Holdings plc 1,624
37,919 (a) Ashtrom Group Ltd 431
2,228,522 Assa Abloy AB 63,113
29,633 Astra Industrial Group 1,234
120,598,707 Astra International Tbk PT 32,783
341,003 Astral Ltd 9,722
13,040 (a) Astronics Corp 261
121,115 Atkore, Inc 16,342
684,998 Atlas Copco AB 11,061

SHARES DESCRIPTION
REFERENCERATE & SPREAD
2,331,381 Atlas Copco AB $ 43,775
224,648 (a) ATS Corp 7,270
576,119 Austal Ltd 955
726,037 AviChina Industry & Technology Co Ltd 326
22,959 AVICOPTER plc 130
51,295 (a) Axon Enterprise, Inc 15,093
95,321 Ayala Corp 946
2,215 (a),(d) Ayala Corp Preferred 0 ^
10,200 (a) Azad Engineering Ltd 231
229,730 (a) AZEK Co, Inc 9,679
193,036 Babcock International Group 1,275
135,485 Badger Infrastructure Solutions Ltd 4,079
2,418,962 BAE Systems plc 40,292
408,856 Balfour Beatty plc 1,887
193,892 (a),(b) Ballard Power Systems, Inc 438
13,533 Balmer Lawrie & Co Ltd 44
136,569 Barloworld Ltd 629
20,521 Bawan Co 240
9,895 BayWa AG. 215
233,800 (a) Beacon Roofing Supply, Inc 21,159
438,575 (b) Beijer Ref AB 6,769
83,712 Beijing New Building Materials plc 341
21,194 Belimo Holding AG. 10,630
15,502 BEML Ltd 823
1,252,000 BES Engineering Corp 571
487,527 Bharat Dynamics Ltd 9,314
3,184,958 Bharat Electronics Ltd 11,656
928,043 Bharat Heavy Electricals Ltd 3,341
284,148 Bidvest Group Ltd 4,460
29,685 (b) Bird Construction Income Fund 582
106,937 Bizlink Holding, Inc 1,230
445,600 (a) Blue Bird Corp 23,996
94,596 Blue Star Ltd 1,851
92,006 (c) BOC Aviation Ltd 657
1,533,229 Bodycote plc 13,169
1,950,381 (a) Boeing Co 354,989
41,390 Boise Cascade Co 4,935
67,668 (a) Bombardier, Inc 4,339
4,300 (b) Bossard Holding AG. 1,009
183,268 (b) Bouygues S.A. 5,891
464,129 Brenntag SE 31,310
244,000 Brighton-Best International Taiwan, Inc 258
16,490 (b) Brookfield Business Corp 339
5,014 Bucher Industries AG. 2,017
10,863 Budimex S.A. 1,880
20,228 Bufab AB 744
164,625 (a) Builders FirstSource, Inc 22,786
58,800 Bunka Shutter Co Ltd 647
369,338 Bunzl plc 14,033
21,501 Burckhardt Compression Holding AG. 14,123
13,958 Burkhalter Holding AG. 1,431
64,980 BWX Technologies, Inc 6,173
1,170 (b) Bystronic AG. 492
67,000 C Sun Manufacturing Ltd 319
140,143 (a) Cadeler A.S. 885
363,552 (a) CAE, Inc 6,753
15,797 Carbone Lorraine 540
35,453 (b),(c) Carel Industries S.p.A 657
30,423 Cargotec Corp (B Shares) 2,444
35,545 (b) Carlisle Cos, Inc 14,403
4,224,597 Carrier Global Corp 266,488
280,689 Caterpillar, Inc 93,498
15,400 Central Glass Co Ltd 360
5,180 Cera Sanitaryware Ltd 539

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
249,537 CG Power & Industrial Solutions Ltd $ 2,106
1,049,700 CH Karnchang PCL 571
276,768 (a),(b) ChargePoint Holdings, Inc 418
947,529 Chemring Group plc 4,462
8,587 Cheryong Electric Co Ltd 567
182,000 Chicony Power Technology Co Ltd 764
907,000 (a) Chin Hin Group Bhd 668
136,422 China Baoan Group Co Ltd 161
1,210,000 China Communications Services Corp Ltd 652
1,089,000 (a) China Conch Venture Holdings Ltd 1,013
234,200 China CSSC Holdings Ltd 1,310
1,871,200 (a) China Energy Engineering Corp Ltd 545
830,000 China Lesso Group Holdings Ltd 331
144,700 (a) China National Chemical Engineering Co Ltd 164
594,018 China Railway Group Ltd - A 532
1,861,000 China Railway Group Ltd - H 1,027
754,000 China State Construction Development Holdings Ltd 208
1,067,300 China State Construction Engineering Corp Ltd 780
870,000 China State Construction International Holdings Ltd 1,183
329,800 China XD Electric Co Ltd 364
138,545 (a),(b) Chiyoda Corp 261
96,500 Chudenko Corp 1,937
468,000 Chung-Hsin Electric & Machinery Manufacturing Corp 2,702
612,000 CIMC Enric Holdings Ltd 617
2,710,517 Citic Pacific Ltd 2,463
12,358,000 Citic Resources Holdings Ltd 712
10,544 CJ Corp 926
2,253,484 CK Hutchison Holdings Ltd 10,749
41,593 CKD Corp 825
4,329,175 CNH Industrial NV 43,855
505,600 CNPC Capital Co Ltd 383
96,495 (c) Cochin Shipyard Ltd 2,562
6,123 (a) Colt CZ Group SE 177
136,514 Columbus McKinnon Corp 4,715
74,699 Comfort Systems USA, Inc 22,717
554,707 Compagnie de Saint-Gobain 43,142
90,217 COMSYS Holdings Corp 1,742
39,411 Construcciones y Auxiliar de Ferrocarriles S.A. 1,481
67,900 (a) Construction Partners, Inc 3,749
2,286,739 Contemporary Amperex Technology Co Ltd 56,646
239,000 (a) Continental Holdings Corp 270
189,225 (a) Core & Main, Inc 9,261
583,900 COSCO SHIPPING Development Co Ltd 207
8,328 Craftsman Automation Ltd 553
142,259 Crane Co 20,625
38,617 (a) Creative & Innovative System 303
21,361 CS Wind Corp 763
563,010 (a) CSBC Corp Taiwan 308
85,200 (a) CSSC Science & Technology Co Ltd 158
431,000 CTCI Corp 703
121,768 Cummins India Ltd 5,782
53,918 Cummins, Inc 14,932
108,013 Curtiss-Wright Corp 29,269
25,393 (a) CW Enerji Muhendislik Ticaret VE Sanayi AS. 162
35,000 CyberPower Systems, Inc 317
9,018 Daelim Industrial Co 386
6,047 (b) Daetwyler Holding AG. 1,136
162,077 (a) Daewoo Engineering & Construction Co Ltd 436
47,971 Daewoo International Corp 2,260
36,497 (a) Daewoo Shipbuilding & Marine Engineering Co Ltd 809
140,200 (a) Dai-Dan Co Ltd 2,687
131,153 Daifuku Co Ltd 2,463
14,548 Daihen Corp 756
428,928 Daikin Industries Ltd 59,714

SHARES DESCRIPTION
REFERENCERATE & SPREAD
515,906 Daimler Truck Holding AG. $ 20,576
57,100 Daiwa Industries Ltd 545
9,046 (b) Danieli & Co S.p.A. 345
30,384 Danieli & Co S.p.A. (RSP) 864
24,158 Dassault Aviation S.A. 4,375
18,572 Data Patterns India Ltd 667
97,454 DCC plc 6,801
222,868 Deere & Co 83,270
91,965 Deutz AG. 591
17,853 (c) Dilip Buildcon Ltd 112
105,332 Diploma plc 5,506
71,722 DiscoverIE Group plc 607
26,394 DL E&C Co Ltd 617
5,768,100 DMCI Holdings, Inc 1,096
279,810 (a) DNOW, Inc 3,842
25,790 Donaldson Co, Inc 1,846
150,529 Dongfang Electric Corp Ltd 382
47,613 Doosan Bobcat, Inc 1,763
49,693 Doosan Corp 7,787
38,176 (a) Doosan Fuel Cell Co Ltd 583
182,903 (a) Doosan Heavy Industries and Construction Co Ltd 2,659
108,183 Doosan Infracore Co Ltd 597
1,090,825 Dover Corp 196,839
5,776 Dredging Environmental & Marine Engineering NV 1,001
1,556,435 Dubai Investments PJSC 894
13,430 (a) Ducommun, Inc 780
40,294 Duerr AG. 853
40,650 (a) DXP Enterprises, Inc 1,863
75,861 (a) Dycom Industries, Inc 12,802
4,087,800 Dynasty Ceramic PCL 217
1,509,594 Eaton Corp plc 473,333
362,000 Ebara Corp 5,774
1,120,000 E-Commodities Holdings Ltd 211
28,507 Ecopro BM Co Ltd 3,761
11,751 (a) Ecopro Materials Co Ltd 770
14,535 Eczacibasi Yatirim Holding 101
1,482 Eiffage S.A. 136
25,901 Elbit Systems Ltd 4,507
8,947 Elco Ltd 233
33,498 Elecon Engineering Co Ltd 530
1,737 Electra Israel Ltd 580
504,360 Electrical Industries Co 853
1,824,332 Electrocomponents plc 16,122
192,233 Electrolux Professional AB 1,273
227,212 Electrosteel Castings Ltd 471
157,618 Elgi Equipments Ltd 1,355
431,489 ElSewedy Electric Co 425
5,254,800 (a) Embraer S.A. 33,982
59,414 EMCOR Group, Inc 21,691
1,780,898 Emerson Electric Co 196,184
5,558 Energiekontor AG. 372
40,530 (a) Energy Recovery, Inc 539
97,970 Enerpac Tool Group Corp 3,740
50,990 EnerSys 5,278
26,392 (b) Engcon AB 216
228,293 Engineers India Ltd 685
304,000 (a) Enovix Corp 4,700
105,628 EnPro Industries, Inc 15,376
14,489 Epiroc AB 266
21,769 Epiroc AB 436
100,503 Esab Corp 9,490
15,218 ESAB India Ltd 1,109
229,312 ESCO Technologies, Inc 24,087
607,332 (a) Estithmar Holding QPSC 330

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
54,893 (a) Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS. $ 172
52,807 Eve Energy Co Ltd 290
78,000 Evergreen Aviation Technologies Corp 270
196,564 Fanuc Ltd 5,396
2,668,631 Far Eastern Textile Co Ltd 2,900
416,355 Fastenal Co 26,164
147,886 FAW Jiefang Group Co Ltd 159
239,562 Federal Signal Corp 20,044
192,315 Ferguson plc 36,883
148,881 Ferguson plc 28,831
498,744 Ferrovial SE 19,375
44,371 (a),(b) Fincantieri S.p.A 215
352,196 Finning International, Inc 10,326
56,687 Finolex Cables Ltd 1,059
420,000 First Tractor Co Ltd 397
660,372 Fletcher Building Ltd 1,138
920,384 Flowserve Corp 44,270
151,328 FLSmidth & Co AS 7,519
460,390 (a),(b) Fluence Energy, Inc 7,983
74,430 Fluidra S.A. 1,552
518,540 (a) Fluor Corp 22,582
726 (b) Forbo Holding AG. 845
3,229 Force Motors Ltd 346
464,967 Fortive Corp 34,454
28,600 Fortune Brands Innovations, Inc 1,857
331,000 Fortune Electric Co Ltd 9,612
2,515,508 (b) Fosun International 1,350
47,190 Franklin Electric Co, Inc 4,545
214,327 Fugro NV 5,169
26,515 (a) Fuji Electric Holdings Co Ltd 1,515
350,645 Fuji Machine Manufacturing Co Ltd 5,570
192,278 Fujikura Ltd 3,805
47,639 Fujitec Co Ltd 1,279
11,139 Fukushima Galilei Co Ltd 461
20,256 Furukawa Co Ltd 237
54,144 Furukawa Electric Co Ltd 1,376
17,934 (a) G R Infraprojects Ltd 373
1,611,385 Gamuda BHD 2,245
23,773 Garden Reach Shipbuilders & Engineers Ltd 598
120,689 (a) Gates Industrial Corp plc 1,908
41,396 GE T&D India Ltd 741
453,966 GEA Group AG. 18,873
1,030 Geberit AG. 607
43,618 GEK Group of Cos S.A. 771
43,671 (a) Generac Holdings, Inc 5,774
242,411 General Dynamics Corp 70,333
290,464 General Electric Co 46,175
360,874 Genuit Group plc 1,955
61,253 Georg Fischer AG. 4,098
40,593 (a) Gibraltar Industries, Inc 2,783
14,300 Ginlong Technologies Co Ltd 82
116,629 (a) Girisim Elektrik Taahhut Ticaret Ve Sanayi AS. 182
33,556 Glory Ltd 586
25,752 GMM Pfaudler Ltd 407
51,213 (a) Godrej Industries Ltd 525
33,640 Gongniu Group Co Ltd 357
5,644 GoodWe Technologies Co Ltd 43
7,410 Gorman-Rupp Co 272
43,630 Gotion High-tech Co Ltd 115
917,027 Grafton Group plc 10,716
18,440 (a) Graham Corp 519
49,541 Graphite India Ltd 333
28,650 (a) Great Lakes Dredge & Dock Corp 252
19,721 Greenlam Industries Ltd 144

SHARES DESCRIPTION
REFERENCERATE & SPREAD
2,577,000 (c) Greentown Management Holdings Co Ltd $ 1,780
80,520 Griffon Corp 5,142
65,935 Grindwell Norton Ltd 2,161
509,993 (b) Grupo Carso S.A. de C.V. (Series A1) 3,506
193,023 (b) Grupo Rotoplas SAB de C.V. 288
56,409 GS Engineering & Construction Corp 614
43,547 GS Holdings Corp 1,479
67,154 GS Yuasa Corp 1,339
70,630 GT Capital Holdings, Inc 747
88,232 Gulf Cables & Electrical Industries Group Co. KSCP 412
48,989 (a),(b),(c) GVS S.p.A 346
616,497 Haitian International Holdings Ltd 1,745
26,022 (b) Hammond Power Solutions, Inc 2,121
325,668 Hangzhou Steam Turbine Power Group Co Ltd 288
32,079 Hanwa Co Ltd 1,232
13,757 Hanwha Corp 151
29,715 Hanwha Corp 577
52,152 Hanwha Systems Co Ltd 711
300,500 HAP Seng Consolidated BHD 278
7,540 (a) Happy Forgings Ltd 110
3,026,000 Harbin Power Equipment 939
40,800 Harmonic Drive Systems, Inc 1,154
212,281 Havells India Ltd 4,636
96,732 (a) Hayward Holdings, Inc 1,190
123,436 Hazama Ando Corp 896
84,247 HBL Power Systems Ltd 504
9,754 HD Hyundai Construction Equipment Co Ltd 388
18,586 HD Hyundai Electric Co Ltd 4,153
18,162 (a) HD Hyundai Heavy Industries Co Ltd 2,049
28,827 HDC Hyundai Development Co-Engineering & Construction 380
9,493 HEG Ltd 246
53,035 HEICO Corp 11,859
58,959 HEICO Corp (Class A) 10,466
71,750 (a) Hellenic Technodomiki Tev S.A. 190
226,330 Hensoldt AG. 8,339
135,269 (b) Hexatronic Group AB 647
136,143 Hexcel Corp 8,502
10,368 HG Infra Engineering Ltd 219
3,900 Hikari Tsushin, Inc 731
1,784,669 (a) Hillman Solutions Corp 15,794
174,244 Hindustan Aeronautics Ltd 10,990
808,836 (a) Hindustan Construction Co 461
243,900 Hino Motors Ltd 636
6,000 Hirata Corp 249
90,500 (a) Hitachi Construction Machinery Co Ltd 2,427
28,844 Hitachi Energy India Ltd 4,460
11,432,840 (a) Hitachi Ltd 257,425
131,720 Hitachi Zosen Corp 865
219,643 Hiwin Technologies Corp 1,438
2,934,581 Honeywell International, Inc 626,650
13,785 Hongfa Technology Co Ltd 52
98,407 (a) Horizon Construction Development Ltd 19
91,100 Hoshizaki Corp 2,898
33,074 (a) Hosken Consolidated Investments Ltd 317
1,199,007 Howden Joinery Group plc 13,261
546,936 Howmet Aerospace, Inc 42,459
40,304 (a) HSD Engine Co Ltd 456
2,285,000 (a),(d) Hsin Chong Group Holdings Ltd 3
211,000 (a) HUA ENG Wire & Cable 249
376,515 Hubbell, Inc 137,609
11,377 (b) Huber & Suhner AG. 967
49,000 (a),(c) Huitongda Network Co Ltd 162
42,754 Huntington Ingalls Industries, Inc 10,532
343,803 Husqvarna AB (B Shares) 2,749

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
5,369 (d) Hyosung Corp $ 230
3,616 Hyosung Heavy Industries Corp 903
19,287 Hyundai Elevator Co Ltd 618
32,607 Hyundai Engineering & Construction Co Ltd 756
17,911 (a) Hyundai Heavy Industries 2,062
16,665 (a) Hyundai Mipo Dockyard 1,123
60,024 Hyundai Rotem Co Ltd 1,775
23,077 Idec Corp 426
28,635 IDEX Corp 5,761
1,502,300 IJM Corp BHD 970
17,687 Iljin Electric Co Ltd 335
192,968 Illinois Tool Works, Inc 45,726
37,044 IMCD NV 5,106
767,616 IMI plc 17,057
9,952 Implenia AG. 356
117,236 Inaba Denki Sangyo Co Ltd 2,870
31,698 Inabata & Co Ltd 696
137,547 (c) IndiaMart InterMesh Ltd 4,417
25,964 (b) Industrie De Nora S.p.A 312
1,343,386 Industries Qatar QSC 4,722
256,775 Indutrade AB 6,595
731,620 Infratil Ltd 4,993
184,725 INFRONEER Holdings, Inc 1,503
32,800 Ingersoll Rand India Ltd 1,799
712,449 Ingersoll Rand, Inc 64,719
2,803,600 (a),(d) Inovisi Infracom Tbk PT 0 ^
14,456 (a) INOX India Ltd 227
344,740 (a) Inox Wind Ltd 584
188,666 (a) InPost S.A. 3,320
176,144 Instalco AB 674
7,900 (a),(b) Institute for Q-shu Pioneers of Space, Inc 126
59,174 Interpump Group S.p.A. 2,625
537 Interroll Holding AG. 1,583
29,979 (a) Intracom S.A. Technical & Steel Constructions 164
135,496 Investment AB Latour 3,660
28,888 INVISIO AB 639
117,582 Inwido AB 1,603
940,977 IRB Infrastructure Developers Ltd 730
249,726 (c) IRCON International Ltd 806
18,814 IS Dongseo Co Ltd 338
24,857 ISGEC Heavy Engineering Ltd 370
108,300 Ishikawajima-Harima Heavy Industries Co Ltd 3,247
505,700 (a) Ispace, Inc 2,347
48,559 ITD Cementation India Ltd 305
368,011 (a),(b) ITM Power plc 216
1,169,359 (b) Itochu Corp 57,484
322,289 ITT, Inc 41,633
186,156 Iveco Group NV 2,085
21,570 J Kumar Infraprojects Ltd 215
173,573 (a) Jain Irrigation Systems Ltd 157
931,711 (a) Jaiprakash Associates Ltd 114
3,393,334 Jamna Auto Industries Ltd 5,012
14,854 Jantsa Jant Sanayi Ve Ticaret AS. 13
307,710 (a) Janus International Group, Inc 3,886
6,232 Japan Pulp & Paper Co Ltd 236
49,161 Japan Steel Works Ltd 1,309
132,345 Jardine Matheson Holdings Ltd 4,672
7,782 (a) Jeio Co Ltd 132
2,101,056 JG Summit Holdings (Series B) 934
724,400 JGC Corp 5,695
69,304 Jiangsu Hengli Hydraulic Co Ltd 444
194,918 Jiangsu Zhongtian Technology Co Ltd 424
348,692 (b) Johns Lyng Group Ltd 1,319
8,972 (c) JOST Werke SE 413

SHARES DESCRIPTION
REFERENCERATE & SPREAD
4,812 Judges Scientific plc $ 617
36,895 Jungheinrich AG. 1,217
94,472 Jupiter Wagons Ltd 779
2,477 Kaba Holding AG. 1,271
65,457 Kajaria Ceramics Ltd 1,104
354,908 Kajima Corp 6,156
103,072 Kaleseramik Canakkale Kalebodur Seramik Sanayi AS. 137
66,804 Kalpataru Projects International Ltd 942
156,800 Kanamoto Co Ltd 2,892
574,001 Kandenko Co Ltd 6,172
63,300 Kanematsu Corp 1,064
52,000 Kaori Heat Treatment Co Ltd 769
66,072 Kardex Holding AG. 16,802
14,400 Katakura Industries Co Ltd 193
119,100 Kawasaki Heavy Industries Ltd 4,547
7,294 KCC Glass Corp 212
106,168 KEC International Ltd 1,127
48,229 KEI Industries Ltd 2,555
76,000 Keihan Electric Railway Co Ltd 1,363
53,948 Keller Group plc 837
13,622 (a),(b) Kempower Oyj 327
143,000 Kenmec Mechanical Engineering Co Ltd 483
6,320 Kennametal India Ltd 250
9,735 KEPCO Engineering & Construction Co, Inc 482
1,225,427 Keppel Corp Ltd 5,825
369,575 Kier Group plc 618
216,674 (a) Kiler Holding AS. 214
285,171 Kinden Corp 5,703
3,644 Kingspan Group plc 310
186,000 Kinik Co 1,877
212,151 KION Group AG. 8,862
18,681 Kirloskar Brothers Ltd 474
22,735 Kirloskar Pneumatic Co Ltd 367
46,900 Kitz Corp 332
43,346 Kloeckner & Co AG. 256
710,455 Knorr-Bremse AG. 54,304
134,623 KNR Constructions Ltd 562
650,783 KOC Holding AS 4,520
1,632,912 Komatsu Ltd 47,697
3,231 (b) Komax Holding AG 468
814,200 Kone Oyj (Class B) 40,369
298,115 Konecranes Oyj 16,892
295,926 Kongsberg Gruppen ASA 24,098
434,624 Koninklijke BAM Groep NV 1,823
75,342 Kontrolmatik Enerji Ve Muhendislik AS. 380
63,957 Korea Aerospace Industries Ltd 2,455
4,002 Korea Electric Terminal Co Ltd 199
108,308 (a) Kornit Digital Ltd 1,586
834,713 (a) Kratos Defense & Security Solutions, Inc 16,703
11,349 Krones AG. 1,424
9,687 KSB Ltd 545
139,276 (a) Kuang-Chi Technologies Co Ltd 332
841,581 Kubota Corp 11,827
26,204 Kumagai Gumi Co Ltd 601
40,000 Kung Long Batteries Industrial Co Ltd 176
130,000 Kuo Toong International Co Ltd 302
77,300 Kurita Water Industries Ltd 3,285
18,310 Kvutzat Acro Ltd 162
24,454 Kyokuto Kaihatsu Kogyo Co Ltd 383
154,510 Kyowa Exeo Corp 1,543
34,122 Kyudenko Corp 1,258
3,812 Kyung Dong Navien Co Ltd 141
323,080 L3Harris Technologies, Inc 72,557
3,506 Lakshmi Machine Works Ltd 715

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
574,043 Larsen & Toubro Ltd $ 24,384
8,671 Legrand S.A. 861
16,423 Lennox International, Inc 8,786
219,660 (a) Leonardo DRS, Inc 5,604
386,182 Leonardo S.p.A. 8,947
80,266 LG Corp 4,669
19,613 (a) LG Energy Solution Ltd 4,623
215,655 Lifco AB 5,919
9,375 LIG Nex1 Co Ltd 1,498
45,831 Lincoln Electric Holdings, Inc 8,646
58,245 Lindab International AB 1,247
12,448 LISI 309
222,900 LIXIL Group Corp 2,349
427,500 (b) LK Technology Holdings Ltd 175
303,733 Lloyds Steels Industries Ltd 257
73,876 Lockheed Martin Corp 34,507
8,216,000 Lonking Holdings Ltd 1,537
19,585 Lotte Corp 358
13,742 LS Cable Ltd 1,426
11,703 LS Electric Co Ltd 1,860
3,065,500 LT Group, Inc 510
8,582 (b) LU-VE S.p.A 239
223,910 Luxfer Holdings plc 2,595
34,405 LX Holdings Corp 175
20,292 LX INTERNATIONAL CORP 448
85,763 (b) Maas Group Holdings Ltd 242
1,430,164 (b) Mabuchi Motor Co Ltd 21,349
361,810 Maire Tecnimont S.p.A 3,005
18,239 Makino Milling Machine Co Ltd 768
189,285 Makita Corp 5,182
2,025,200 Malaysian Resources Corp Bhd 259
78,974 Man Infraconstruction Ltd 186
7,731 (b) Manitou BF S.A. 173
47,970 (a) Manitowoc Co, Inc 553
53,280 Marcopolo S.A. 47
5,007,218 Marcopolo S.A. 5,688
1,316,103 Marubeni Corp 24,404
619,343 Masco Corp 41,292
64,624 (a) Mastec, Inc 6,914
20,900 Max Co Ltd 502
1,194 MBB SE 133
7,840 McGrath RentCorp 835
432,287 (a),(b) MDA Ltd 4,316
238,082 MDU Resources Group, Inc 5,976
29,971 Meidensha Corp 681
4,492 Meier Tobler Group AG. 154
5,258,523 Melrose Industries plc 36,623
467,003 Metallurgical Corp of China Ltd 199
18,900 METAWATER Co Ltd 230
600,941 (b) Metso Outotec Oyj 6,387
55,506 (a) Middleby Corp 6,806
38,094 Mie Kotsu Group Holdings, Inc 144
24,770 Miller Industries, Inc 1,363
92,000 Mills Estruturas e Servicos de Engenharia S.A. 173
307,000 Minebea Co Ltd 6,324
4,400 (b) Mirai Industry Co Ltd 109
62,462 MIRAIT ONE corp 816
1,022,500 MISUMI Group, Inc 17,547
2,900,248 Mitsubishi Corp 57,013
5,452,984 Mitsubishi Electric Corp 87,385
2,698,787 Mitsubishi Heavy Industries Ltd 29,053
29,800 Mitsubishi Logisnext Co Ltd 298
19,250 (b) Mitsuboshi Belting Co Ltd 542
2,795,316 Mitsui & Co Ltd 63,752

SHARES DESCRIPTION
REFERENCERATE & SPREAD
69,800 (a) Mitsui Engineering & Shipbuilding Co Ltd $ 635
68,000 Miura Co Ltd 1,379
13,142 Momentum Group AB 179
71,357 Monadelphous Group Ltd 608
3,853,470 (b) MonotaRO Co Ltd 45,130
68,516 (a),(c) Montana Aerospace AG. 1,428
216,778 Morgan Crucible Co plc 843
32,719 Morgan Sindall plc 1,049
92,444 Mori Seiki Co Ltd 2,418
96,300 Morita Holdings Corp 1,124
75,771 Mota Engil SGPS S.A. 278
573,394 (a) MRC Global, Inc 7,403
33,494 MSC Industrial Direct Co (Class A) 2,656
14,341 MSTC Ltd 147
13,325 (a) MTAR Technologies Ltd 296
110,245 MTU Aero Engines Holding AG. 28,107
79,250 Mueller Industries, Inc 4,512
1,014,490 Mueller Water Products, Inc (Class A) 18,180
3,298,281 (a) Multiply Group PJSC 1,841
367,765 (c) Munters Group AB 6,926
16,580 (a) MYR Group, Inc 2,250
53,250 Mytilineos Holdings S.A. 1,988
676,300 Nabtesco Corp 11,525
7,333 Nachi-Fujikoshi Corp 160
330,200 Nagase & Co Ltd 6,482
37,000 (b) Namura Shipbuilding Co Ltd 554
428,319 NARI Technology Co Ltd 1,468
1,666,828 National Industries Group Holding SAK 1,167
48,835 Nava Bharat Ventures Ltd 437
459,039 NBCC India Ltd 862
64,556 (b) NCC AB (B Shares) 837
1,754,256 NCC Ltd 6,643
1,380,436 (a) NEL ASA 723
22,788 Nexans S.A. 2,508
315,240 (a) NEXTracker, Inc 14,778
71,189 (a),(b) NFI Group, Inc 824
164,400 NGK Insulators Ltd 2,111
1,481,615 Nibe Industrier AB 6,249
459,340 Nichias Corp 13,507
10,000 Nichiden Corp 224
17,545 Nichiha Corp 374
86,109 Nidec Corp 3,875
117,867 Nikkiso Co Ltd 849
7,711 (a) Nilfisk Holding A.S. 155
24,472 Ningbo Deye Technology Co Ltd 250
31,900 Ningbo Orient Wires & Cables Co Ltd 214
90,600 Ningbo Sanxing Medical Electric Co Ltd 436
7,500 Nippon Carbon Co Ltd 242
71,659 Nippon Densetsu Kogyo Co Ltd 883
24,700 Nippon Road Co Ltd 278
26,165 Nishimatsu Construction Co Ltd 735
15,400 Nishio Rent All Co Ltd 397
100,531 (b) Nisshinbo Industries, Inc 673
53,800 Nitta Corp 1,377
17,700 Nitto Boseki Co Ltd 721
19,835 Nitto Kogyo Corp 432
42,346 (a) NKT Holding AS 3,697
149,360 Nolato AB 810
18,000 (b) Nomura Micro Science Co Ltd 486
44,474 Norconsult Norge AS. 142
96,566 (a),(b) Nordex AG. 1,181
41,515 Nordson Corp 9,629
10,366 Noritake Co Ltd 257
15,951 Noritsu Koki Co Ltd 443

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
13,031 (b) Noritz Corp $ 143
24,405 Norma Group SE 452
197,390 Northrop Grumman Corp 86,052
341,248 NRW Holdings Ltd 700
291,100 NSK Ltd 1,420
310,861 NTN Corp 620
1,359,852 nVent Electric plc 104,178
864,000 NWS Holdings Ltd 767
49,446 Obara Corp 1,285
545,513 Obayashi Corp 6,519
155,366 (b) OC Oerlikon Corp AG. 838
12,821 Oiles Corp 187
17,367 Okuma Holdings, Inc 787
21,500 Okumura Corp 672
27,288 Olectra Greentech Ltd 581
193,008 Opus Global Rt 227
49,748 Organo Corp 2,556
88,240 (a) Orion Marine Group, Inc 839
62,606 OSG Corp 767
50,450 Oshkosh Corp 5,459
9 OSRAM Licht AG. 0 ^
34,450 Otokar Otomotiv Ve Savunma Sanayi A.S. 695
183,798 Owens Corning, Inc 31,929
121,078 (a) OX2 AB 679
11,801 Palfinger AG. 281
19,120 Park Aerospace Corp 262
650,613 Parker-Hannifin Corp 329,087
166,909 (a) Patel Engineering Ltd 131
143,081 Peab AB (Series B) 897
96,159 Pentair plc 7,373
1,411,800 Pentamaster Corp Bhd 1,499
223,546 Penta-Ocean Construction Co Ltd 921
15,169 People & Technology, Inc 735
13,958 Per Aarsleff Holding A.S. 765
2,656 (a) Pfeiffer Vacuum Technology AG. 448
257,969 (a) Phihong Technology Co Ltd 387
390,583 (a),(b) Plug Power, Inc 910
93,136 PNC Infratech Ltd 537
24,133 PNE AG. 351
46,625 (a) Polycab India Ltd 3,765
19,901 Porr AG. 299
26,902 POSCO Future M Co Ltd 5,002
439,569 Power Construction Corp of China Ltd 338
4,286 Power Mech Projects Ltd 254
81,990 Praj Industries Ltd 716
2,070 Preformed Line Products Co 258
214,940 Primoris Services Corp 10,723
40,560 (a) Prince Pipes & Fittings Ltd 327
8,816 Prysmian S.p.A. 544
7,928,200 (a) PSG Corp PCL 123
1,953,779 QinetiQ plc 10,910
145,547 Quanta Services, Inc 36,982
6,949 (a) Rainbow Robotics 799
273,900 Raito Kogyo Co Ltd 3,577
146,500 Randon S.A. Implementos e Participacoes 286
78,500 Range Intelligent Computing Technology Group Co Ltd 257
440,401 Ras Al Khaimah Ceramics 291
4,950 Rational AG. 4,104
20,640 (a) RBC Bearings, Inc 5,568
372,000 (a),(b) Realord Group Holdings Ltd 256
96,312 Redox Ltd 197
39,860 (a) Redwire Corp 286
191,340 Reece Ltd 3,195
187,924 Regal-Beloit Corp 25,411

SHARES DESCRIPTION
REFERENCERATE & SPREAD
632,710 Reliance Worldwide Corp Ltd $ 1,892
55,568 Renew Holdings plc 749
22,778 RENK Group AG. 617
718,140 (a) Resideo Technologies, Inc 14,047
255,104 Reunert Ltd 985
157,900 REV Group, Inc 3,930
52,760 Rheinmetall AG. 26,887
43,443 Richelieu Hardware Ltd 1,308
1,682 Rieter Holding AG. 215
33,743 Rockwell Automation, Inc 9,289
318 Rockwool International AS (B Shares) 129
8,419 (a) Rolex Rings Ltd 252
8,173,267 (a) Rolls-Royce Holdings plc 46,941
2,217,341 Rotork plc 9,429
2,491,965 RTX Corp 250,168
35,000 Ruentex Engineering & Construction Co 197
138,950 Run Long Construction Co Ltd 481
49,998 Russel Metals, Inc 1,362
13,900 Ryobi Ltd 199
314,174 (a) Saab AB 7,548
328,198 Sacyr Vallehermoso S.A. 1,157
377,150 Safran S.A. 79,488
13,478 Salcef Group S.p.A 369
227,125 Sam Engineering & Equipment M Bhd 296
70,939 Samsung C&T Corp 7,280
61,865 (a) Samsung Engineering Co Ltd 1,078
279,965 (a) Samsung Heavy Industries Co Ltd 1,899
15,242 Samsung Techwin Co Ltd 2,749
1,234,839 Sandvik AB 24,813
11,180 Sanghvi Movers Ltd 142
169,600 Sanki Engineering Co Ltd 2,252
476,541 Sanwa Shutter Corp 8,745
846,000 Sany Heavy Equipment International Holdings Co Ltd 526
439,957 Sany Heavy Industry Co Ltd 998
8,100 Sanyo Denki Co Ltd 368
280,528 Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS. 307
38,631 (a) Saudi Ceramic Co 306
151,399 (b) Savaria Corp 1,991
39,461 Schindler Holding AG. 9,901
48,285 Schindler Holding AG. (Registered) 12,037
24,395 (a) Schneider Electric Infrastructure Ltd 252
652,900 Schneider Electric S.A. 156,530
231,500 Schulz S.A. 248
668 Schweiter Technologies AG. 296
10,728 SDT Uzay VE Savunma Teknolojileri AS. 81
1,708,600 (a),(b) Seatrium Ltd 1,733
19,395 Sekisui Jushi Corp 275
52,548 Sensata Technologies Holding plc 1,965
6,400 (a) Senshu Electric Co Ltd 215
160,091 Seven Group Holdings Ltd 3,999
12,236 SFA Engineering Corp 239
13,902 SFS Group AG. 1,845
37,129 (a),(b) SGL Carbon AG. 252
42,400 (a) Shandong Himile Mechanical Science & Technology Co Ltd 223
264,727 Shanghai Construction Group Co Ltd 78
841,703 Shanghai Electric Group Co Ltd 428
698,000 Shanghai Industrial Holdings Ltd 1,041
129,300 Shanghai Mechanical and Electrical Industry Co Ltd 110
24,100 Shanghai Moons' Electric Co Ltd 133
224,100 Shanghai Waigaoqiao Free Trade Zone Group Co Ltd 165
141,900 Shanxi Coal International Energy Group Co Ltd 286
107,311 (a) Shapir Engineering and Industry Ltd 542
67,140 Shenzhen Inovance Technology Co Ltd 473
114,636 (b) Shibaura Machine Co Ltd 2,753

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
11,400 Shibuya Corp $ 254
193,000 Shihlin Electric & Engineering Corp 1,760
272,024 (a) Shikun & Binui Ltd 504
373,000 Shimizu Corp 2,102
3,900 (a) Shin Nippon Air Technologies Co Ltd 97
1,141,000 Shin Zu Shing Co Ltd 8,592
10,700 (a) Shinko Electric Co Ltd 228
18,584 Shinko Plantech Co Ltd 215
223,100 Shinmaywa Industries Ltd 1,976
13,083 Shinsung Delta Tech Co Ltd 590
31,508 SHO-BOND Holdings Co Ltd 1,129
235,330 (b) Shyft Group, Inc 2,791
395,360 (a) Sichuan Road and Bridge Group Co Ltd 429
1,509,982 Siemens AG. 281,046
2,547,627 (a) Siemens Energy AG. 66,428
77,952 Siemens India Ltd 7,194
47,500 Sieyuan Electric Co Ltd 437
651,195 (a),(b) SIG plc 205
1,190,884 (c) Signify NV 29,576
2,301,259 Sime Darby BHD 1,277
306,726 Singapore Technologies Engineering Ltd 977
7,900 (a) Sinko Industries Ltd 204
172,100 Sinoma International Engineering Co 285
3,687,000 Sinopec Engineering Group Co Ltd 2,548
1,096,500 Sino-Thai Engineering & Construction PCL 268
660,500 Sinotruk Hong Kong Ltd 1,715
32,434 (a) SiteOne Landscape Supply, Inc 3,938
96,366 SK Networks Co Ltd 336
21,677 (a) SK oceanplant Co Ltd 220
15,769 SK, Inc 1,805
8,007 Skanska AB (B Shares) 144
12,707 SKF AB (B Shares) 255
31,226 (a) SKF India Ltd 2,419
92,228 SM Investments Corp 1,305
45,956 SMC Corp 21,896
1,448,027 Smiths Group plc 31,157
37,833 Snap-On, Inc 9,889
118,558 Sociedad Quimica y Minera de Chile S.A. (Class B) 4,791
176,102 Sojitz Holdings Corp 4,302
11,012 SPG Co Ltd 198
72,234 Spirax-Sarco Engineering plc 7,742
74,836 (a) Spirit Aerosystems Holdings, Inc (Class A) 2,460
357,537 (a) SPX Technologies, Inc 50,820
19,067 Stabilus SE 874
44,389 (b) Stadler Rail AG. 1,265
111,714 Stanley Black & Decker, Inc 8,925
97,625 Stantec, Inc 8,173
53,066 Star Micronics Co Ltd 699
5,480,900 (a),(d) STARK Corp PCL 1
4,088 (a) Steico SE 130
69,984 (a) Sterling and Wilson Renewable 597
1,155,761 Storskogen Group AB 890
56,945 Sulzer AG. 7,874
13,200 (b) Sumiseki Holdings, Inc 112
1,144,546 Sumitomo Corp 28,753
60,297 Sumitomo Densetsu Co Ltd 1,374
227,000 Sumitomo Heavy Industries Ltd 5,924
106,237 Sumitomo Mitsui Construction Co Ltd 265
110,698 Sungrow Power Supply Co Ltd 944
157,000 Sunonwealth Electric Machine Industry Co Ltd 555
157,519 (a),(b) Sunrun, Inc 1,868
21,563 Sunwoda Electronic Co Ltd 45
2,444,500 (a),(b),(d) Superb Summit International Group Ltd 3
9,940 Suzhou Maxwell Technologies Co Ltd 163

SHARES DESCRIPTION
REFERENCERATE & SPREAD
8,017,438 (a) Suzlon Energy Ltd $ 5,065
15,000 SWCC Showa Holdings Co Ltd 461
157,608 Sweco AB 2,161
473,625 Ta Ya Electric Wire & Cable 814
77,022 Tadano Ltd 543
64,953 (a) Taihan Electric Wire Co Ltd 777
21,343 Taihei Dengyo Kaisha Ltd 707
152,053 Taikisha Ltd 5,045
140,475 Taisei Corp 5,226
937,000 Taiwan Glass Industrial Corp 559
11,439 Takamatsu Corp 221
28,364 Takara Standard Co Ltd 307
33,141 Takasago Thermal Engineering Co Ltd 1,181
210,800 Takeuchi Manufacturing Co Ltd 7,392
47,400 Takuma Co Ltd 489
48,667 (c) Talgo S.A. 210
1,197,000 (a) Tatung Co Ltd 2,099
334,275 TBEA Co Ltd 637
396,238 TD Power Systems Ltd 1,686
346,647 Techno Electric & Engineering Co Ltd 6,449
1,158,271 Techtronic Industries Co 13,204
969,000 Teco Electric and Machinery Co Ltd 1,595
9,186 Tega Industries Ltd 180
109,417 Tekfen Holding AS 177
160,020 Tennant Co 15,752
142,738 Texmaco Rail & Engineering Ltd 425
212,368 Thales S.A. 33,972
4,210,000 (b) Theme International Holdings Ltd 264
35,825 Thermax Ltd 2,298
94,300 (a) THK Co Ltd 1,691
17,597 (a) Thyssenkrupp Nucera AG. & Co KGaa 171
402,000 Tian Di Science & Technology Co Ltd 381
24,981 Timken India Ltd 1,280
59,436 Titagarh Rail System Ltd 1,324
30,836 (b) TKH Group NV 1,344
40,000 Toa Corp/Tokyo 254
168,411 Tocalo Co Ltd 2,166
183,756 Toda Corp 1,208
18,715 Toenec Corp 698
59,900 TOKAI Holdings Corp 367
66,902 Tokyu Construction Co Ltd 321
190,023 TOMRA Systems ASA 2,265
191,884 Toromont Industries Ltd 16,990
12,900 (a) Totech Corp 205
15,877 Totetsu Kogyo Co Ltd 316
118,650 Toto Ltd 2,795
212,403 Toyo Construction Co Ltd 1,904
11,100 Toyo Tanso Co Ltd 467
123,700 Toyota Industries Corp 10,523
132,900 Toyota Tsusho Corp 2,597
911,245 Trane Technologies plc 299,736
33,037 TransDigm Group, Inc 42,208
31,589 Transformers & Rectifiers India Ltd 273
162,535 Travis Perkins plc 1,580
657,852 Trelleborg AB (B Shares) 25,601
78,879 (a) Trex Co, Inc 5,847
482,070 (a) Triumph Group, Inc 7,429
184,000 (a),(b) Triumph New Energy Co Ltd 102
1,073,122 Triveni Turbine Ltd 7,977
31,567 Troax Group AB 704
35,910 Trusco Nakayama Corp 550
93,290 Tsubakimoto Chain Co 3,624
32,500 Tsugami Corp 314
6,100 Tsurumi Manufacturing Co Ltd 185

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
50,100 Tupy S.A. $ 212
1,150,811 Turkiye Sise ve Cam Fabrikalari AS 1,769
156,758 Tyman plc 718
29,790 UFP Industries, Inc 3,336
8,600 (b) Union Tool Co 340
133,000 United Integrated Services Co Ltd 1,497
86,149 United Rentals, Inc 55,715
58,600 Ushio, Inc 764
328,800 (a) UWC BHD 207
40,687 (a) V2X, Inc 1,951
117,437 (b) Valmet Oyj 3,361
8,600 Valmont Industries, Inc 2,360
26,083 (c) VAT Group AG. 14,728
19,313 VBG Group AB 883
606,700 Ventia Services Group Pty Ltd 1,544
303,873 Vertiv Holdings Co 26,306
540,807 Vestas Wind Systems A.S. 12,540
5,614 Vesuvius India Ltd 339
202,097 Vesuvius plc 1,179
526,014 V-Guard Industries Ltd 2,716
796,391 Vinci S.A. 83,943
106,941 Volex plc 435
4,815 Voltamp Transformers Ltd 634
166,293 Voltas Ltd 2,934
56,000 Voltronic Power Technology Corp 3,316
207,129 Volution Group plc 1,178
6,679 Volvo AB (A Shares) 175
252,700 Volvo AB (B Shares) 6,493
5,902 Vossloh AG. 295
113,036 W.W. Grainger, Inc 101,986
84,770 Wabash National Corp 1,851
70,506 Wacker Construction Equipment AG. 1,165
97,000 Waffer Technology Corp 275
27,000 Wakita & Co Ltd 291
2,429,848 Walsin Lihwa Corp 2,656
409,802 Wartsila Oyj (B Shares) 7,945
9,448,700 (a),(d) Waskita Karya Persero Tbk PT 29
24,537 Watsco, Inc 11,367
287,329 (b) Webuild SpA 628
1,427,850 WEG S.A. 10,776
834,709 Weichai Power Co Ltd 1,589
218,186 Weichai Power Co Ltd (Class A) 487
921,436 Weir Group plc 23,045
40,953 WESCO International, Inc 6,492
478,023 Westinghouse Air Brake Technologies Corp 75,552
135,942 (a) WillScot Mobile Mini Holdings Corp 5,117
59,750 Wilson Bayly Holmes-Ovcon Ltd 523
118,507 Woodward Inc 20,665
373,005 Worley Ltd 3,714
8,118 (a) W-Scope Chungju Plant Co Ltd 177
106,630 WSP Global, Inc 16,604
623,838 (a) XCMG Construction Machinery Co Ltd 613
204,711 Xiamen C & D, Inc 251
195,267 Xinjiang Goldwind Science & Technology Co Ltd - A 180
267,200 (a),(b) Xinte Energy Co Ltd 277
1,211,000 Xinyi Glass Holdings Co Ltd 1,326
111,507 Xxentria Technology Materials Corp 232
131,945 Xylem, Inc 17,896
18,480 YAMABIKO Corp 264
41,270 Yamazen Corp 366
6,804,100 Yangzijiang Shipbuilding Holdings Ltd 12,316
36,511 Yankey Engineering Co Ltd 495

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
50,400 Yaskawa Electric Corp $ 1,817
23,194 Yazicilar Holding AS 258
165,274 (a),(c) Yellow Cake plc 1,214
30,113 (a) YEO Teknoloji Enerji VE Endustri AS. 173
24,279 Yokogawa Bridge Holdings Corp 409
13,552 Yuasa Trading Co Ltd 479
200,700 Yurtec Corp 1,863
7,895 Zehnder Group AG. 466
68,863 Zhejiang Chint Electrics Co Ltd 180
15,192 Zhejiang Dingli Machinery Co Ltd 126
96,800 Zhejiang Sanhua Intelligent Controls Co Ltd 254
66,151 Zhejiang Weixing New Building Materials Co Ltd 140
138,300 Zhengzhou Yutong Bus Co Ltd 491
38,825 Zhuzhou CRRC Times Electric Co Ltd 264
205,100 (a) Zhuzhou CSR Times Electric Co Ltd 808
466,939 Zoomlion Heavy Industry Science and Technology Co Ltd - A 493
TOTAL CAPITAL GOODS 9,955,979
COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
590,970 (a) ACV Auctions, Inc 10,785
833,110 Adecco S.A. 27,638
15,020 Aeon Delight Co Ltd 373
68,531 AFRY AB 1,230
276,717 (a) Aker Carbon Capture ASA 173
82,890 Alpha Financial Markets Consulting plc 519
356,984 ALS Ltd 3,325
4,187 Amadeus Fire AG 476
167,999 APM Human Services International ltd 155
318,444 Arcadis NV 20,152
190,104 (a) ASGN, Inc 16,761
138,722 AtkinsRealis Group, Inc 6,005
379,113 Automatic Data Processing, Inc 90,490
70,040 Barrett Business Services, Inc 2,295
183,500 BayCurrent Consulting, Inc 3,715
29,387 (c) Befesa S.A. 972
27,600 Bell System24 Holdings, Inc 275
89,590 Bilfinger Berger AG. 4,711
61,500 Binjiang Service Group Co Ltd 129
85,236 BLS International Services Ltd 358
129,397 Booz Allen Hamilton Holding Corp 19,914
48,567 (b) Boyd Group Services, Inc 9,123
2,128,713 Brambles Ltd 20,542
166,187 (c) Bravida Holding AB 1,232
607,560 (a) BrightView Holdings, Inc 8,081
18,320 Brink's Co 1,876
85,644 Broadridge Financial Solutions, Inc 16,872
15,719 Brunel International NV 168
560,345 (b) Bureau Veritas S.A. 15,571
16,110 (a) CACI International, Inc (Class A) 6,929
22,108 Calian Group Ltd 909
231,620 (a) CECO Environmental Corp 6,682
3,695 Cewe Stiftung & Co KGAA 418
37,200 Changjiu Holdings Ltd 270
2,301,000 (b) China Everbright Environment Group Ltd 1,152
66,350 (a) Cimpress plc 5,813
63,346 Cintas Corp 44,359
337,858 (a),(b) Clarivate plc 1,922
36,965 (a) Clean Harbors, Inc 8,360
54,000 Cleanaway Co Ltd 302
1,697,124 Cleanaway Waste Management Ltd 3,132
115,211 CMS Info Systems Ltd 680
35,530 Computer Age Management Services Ltd 1,537

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
451,146 Computershare Ltd $ 7,890
163,560 (c) Coor Service Management Holding AB 723
625,354 (a) Copart, Inc 33,869
295,456 (a) CoStar Group, Inc 21,905
1,320,000 (a),(b),(d) CT Environmental Group Ltd 2
1,417,700 CTOS Digital Bhd 444
175,400 Dai Nippon Printing Co Ltd 5,918
32,700 Daiei Kankyo Co Ltd 556
31,665 Daiseki Co Ltd 740
4,454 Danel Adir Yeoshua Ltd 364
79,340 Deluxe Corp 1,782
71,718 Derichebourg 328
28,564 dip Corp 486
28,297 DKSH Holding AG. 1,912
5,455 DO & CO AG. 971
6,979 (a) Doms Industries Ltd 170
506,493 Downer EDI Ltd 1,554
197,821 Dun & Bradstreet Holdings, Inc 1,832
29,098 Duskin Co Ltd 665
451,000 Dynagreen Environmental Protection Group Co Ltd 177
18,137 eClerx Services Ltd 525
8,914 Ecopro HN Co Ltd 394
30,000 ECOVE Environment Corp 289
333,557 Element Fleet Management Corp 6,069
623,012 (b) Elis S.A. 13,519
19,309 eMudhra Ltd 198
22,920 en-japan, Inc 374
173,948 Ennis, Inc 3,808
89,053 Equifax, Inc 21,592
498,105 (a) ExlService Holdings, Inc 15,621
997,277 Experian Group Ltd 46,330
29,016 Fila S.p.A 267
108,403 (a),(c),(d) Finablr plc 1
311,087 Firstsource Solutions Ltd 782
26,799 (a),(b) Fiverr International Ltd 628
15,100 (a) Forrester Research, Inc 258
14,700 (a) Franklin Covey Co 559
853,200 Frontken Corp Bhd 805
24,375 (a) FTI Consulting, Inc 5,254
28,454 (b) Funai Soken Holdings, Inc 406
11,303 (a) GDI Integrated Facility Services, Inc 266
129,283 Genpact Ltd 4,162
187,220 GFL Environmental, Inc 7,291
5,914 GL Events 106
274,200 (c) GPS Participacoes e Empreendimentos S.A. 846
92,310 (a) Harsco Corp 797
1,244,095 Hays plc 1,482
435,590 (a) Healthcare Services Group 4,609
59,910 Heidrick & Struggles International, Inc 1,892
12,385 Hilan Ltd 639
85,030 (a) Huron Consulting Group, Inc 8,375
22,430 ICF International, Inc 3,330
195,294 Indian Railway Catering & Tourism Corp Ltd 2,313
2,986,100 Infomart Corp 5,759
35,810 (a) Innodata, Inc 531
42,012 Insource Co Ltd 232
37,710 Insperity, Inc 3,440
5,264 Intertek Group plc 318
54,454 ION Exchange India Ltd 374
178,941 IPH Ltd 746
122,224 ISS A.S. 2,099
24,800 (a) Itoki Corp 266

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
206,100 JAC Recruitment Co Ltd $ 845
90,209 Jacobs Solutions, Inc 12,603
108,800 Japan Elevator Service Holdings Co Ltd 1,754
640,252 Johnson Service Group plc 1,277
147,078 KBR, Inc 9,434
139,622 KEPCO Plant Service & Engineering Co Ltd 3,838
54,588 Kforce, Inc 3,392
66,508 Kokuyo Co Ltd 1,117
51,000 Kosaido Holdings Co Ltd 196
128,550 L&K Engineering Co Ltd 947
41,370 (a) Latent View Analytics Ltd 248
515,028 Learning Technologies Group plc 550
99,735 Leidos Holdings, Inc 14,549
159,314 Loomis AB 4,136
32,564 (b) Mader Group Ltd 136
198,690 Maharah Human Resources Co 317
35,358 Manpower, Inc 2,468
65,438 Marlowe plc 356
5,762 Matsuda Sangyo Co Ltd 105
321,520 MAXIMUS, Inc 27,554
47,042 McMillan Shakespeare Ltd 550
59,784 Meitec Corp 1,212
245,021 Michael Page International plc 1,320
1,513,929 Mitie Group 2,224
20,344 (b) Mitsubishi Pencil Co Ltd 319
292,820 (a) Montrose Environmental Group, Inc 13,048
56,151 MSA Safety, Inc 10,539
4,343,054 My EG Services Bhd 938
23,660 NICE Information Service Co Ltd 195
239,700 Nihon M&A Center Holdings, Inc 1,241
12,700 Nippon Kanzai Holdings Co Ltd 214
153,211 Nippon Parking Development Co Ltd 198
211,848 Nomura Co Ltd 1,146
80,628 Okamura Corp 1,131
44,147 (b) Open Up Group, Inc 545
103,100 (a) OPENLANE, Inc 1,710
40,700 (a) Orizon Valorizacao de Residuos S.A. 281
1,088,900 (a) Park24 Co Ltd 10,907
14,600 (b) Pasona Group, Inc 192
60,149 Paychex, Inc 7,131
9,745 Paycom Software, Inc 1,394
1,420,700 Persol Holdings Co Ltd 1,969
23,042 Pilot Corp 615
272,620 (a) Planet Labs PBC 507
71,970 (a) Pluxee France S.A. 2,026
65,627 Prestige International, Inc 288
333,167 (b),(c) Prosegur Cash S.A. 186
84,799 (b) Prosegur Cia de Seguridad S.A. 155
51,175 (c) Quess Corp Ltd 369
678,200 (a) Raksul, Inc 4,015
106,818 Randstad Holdings NV 4,850
132,386 RB Global, Inc 10,109
156,661 (b) RB Global, Inc 11,948
3,783,162 Recruit Holdings Co Ltd 203,561
2,549,768 RELX plc 116,827
163,947 RELX plc 7,503
58,186 Renewi plc 488
4,489,503 Rentokil Initial plc 26,073
150,963 Republic Services, Inc 29,338
170,413 RITES Ltd 1,411
75,443 Robert Half International, Inc 4,827
186,178 Rollins, Inc 9,084

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
218,362 RWS Holdings plc $ 519
13,937 S1 Corp (Korea) 585
18,552 Sato Corp 250
32,578 Saudi Airlines Catering Co 1,090
37,851 Science Applications International Corp 4,449
78,346 (a) Sdiptech AB 2,394
1,845 Seche Environnement S.A. 191
43,177 Secom Co Ltd 2,557
485,647 Securitas AB (B Shares) 4,814
3,181,045 Serco Group plc 7,205
65,623 SG Fleet Group Ltd 144
35,393 SGS S.A. 3,155
48,935 Shanghai M&G Stationery, Inc 210
100,500 (a),(d) Shanghai Youngsun Investment Co Ltd 1
34,894 (a) SIS Ltd 188
104,963 SmartGroup Corp Ltd 588
58,287 SMS Co Ltd 740
26,149 Societe BIC S.A. 1,541
300,500 Sohgo Security Services Co Ltd 1,756
727,672 SPIE S.A. 26,364
63,000 Sporton International, Inc 432
467,990 Steelcase, Inc (Class A) 6,065
67,258 (a) Stericycle, Inc 3,910
93,522 Sthree plc 485
4,560 (a) Sungeel Hitech Co Ltd 251
48,350 Sunny Friend Environmental Technology Co Ltd 144
196,000 Taiwan Secom Co Ltd 795
140,000 Taiwan-Sogo Shinkong Security Corp 183
18,773 Takkt AG. 240
10,648 (a) TeamLease Services Ltd 377
976,354 TechnoPro Holdings, Inc 15,992
35,462 (b) Teleperformance 3,747
56,568 (a),(b) TELUS International CDA, Inc 327
69,537 Tetra Tech, Inc 14,219
146,952 Thomson Reuters Corp 24,771
19,443 Tinexta Spa 336
107,140 TKC 2,317
193,423 Toppan Printing Co Ltd 5,366
18,261 (a) Trans Cosmos, Inc/Japan 395
141,098 TransUnion 10,464
38,800 TRE Holdings Corp 314
119,967 TriNet Group, Inc 11,997
74,420 (a) TrueBlue, Inc 767
14,140 Unifirst Corp 2,425
1,382,720 (a) Upwork, Inc 14,864
26,099 UT Group Co Ltd 533
380,614 Veralto Corp 36,337
305,873 Verisk Analytics, Inc 82,448
308,253 Vestis Corp 3,770
41,080 (a) Viad Corp 1,397
159,300 (a) Visional, Inc 7,130
20,026 (a) Waaree Renewable Technologies Ltd 473
213,488 Waste Connections, Inc 37,437
297,356 Waste Management, Inc 63,438
41,160 (a) Willdan Group, Inc 1,187
341,526 (a) WNS Holdings Ltd 17,930
360,155 Wolters Kluwer NV 59,475
231,000 (a),(b),(d) Youyuan International Holdings Ltd 0 ^
84,660 Zhejiang Weiming Environment Protection Co Ltd 240
82,000 (a),(b) Zonqing Environmental Ltd 305
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,686,651

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.0%
81,600 ABC-Mart, Inc $ 1,432
146,180 (a) Abercrombie & Fitch Co (Class A) 25,997
22,145 (a),(b) About You Holding SE 76
2,951,626 Abu Dhabi National Oil Co for Distribution PJSC 2,721
296,070 Academy Sports & Outdoors, Inc 15,766
828,564 Accent Group Ltd 1,067
6,071,700 ACE Hardware Indonesia Tbk PT 317
536,030 Adastria Holdings Co Ltd 12,093
94,574 Ali Alghanim Sons Automotive Co KSCC 313
32,110,741 Alibaba Group Holding Ltd 289,409
475,610 (a),(c) Allegro.eu S.A. 4,445
11,190 (b) Alpen Co Ltd 142
85,510 AlSaif Stores For Development & Investment Co 214
16,963,907 (a) Amazon.com, Inc 3,278,275
127,480 American Eagle Outfitters, Inc 2,544
237,703 (a) AO World plc 331
62,000 AOKI Holdings, Inc 516
25,000 Aoyama Trading Co Ltd 232
22,644 Arata Corp 498
43,976 Arc Land Sakamoto Co Ltd 532
627,432 Arhaus, Inc 10,629
65,363 (a) Aritzia, Inc 1,850
40,440 Arko Corp 254
57,317 Arvind Fashions Ltd 353
20,750 (a) Asbury Automotive Group, Inc 4,728
779,228 ASKUL Corp 10,583
42,262 (a),(b) ASOS plc 191
450,000 Aurora Design PCL 143
58,206 Auto Partner S.A. 347
82,297 (a),(c) Auto1 Group SE 539
50,488 Autobacs Seven Co Ltd 489
17,740 (a),(b) AutoCanada, Inc 249
14,190 Autohellas Tourist and Trading S.A. 171
20,496 (a) Autonation, Inc 3,267
3,498 (a) Autozone, Inc 10,368
1,761,219 B&M European Value Retail S.A. 9,703
1,566,385 (a),(b) Baozun, Inc (ADR) 3,665
278,809 Bapcor Ltd 951
148,420 Bath & Body Works, Inc 5,796
30,005 Belluna Co Ltd 143
3,157,200 Bermaz Auto Bhd 1,680
140,381 Best Buy Co, Inc 11,833
75,000 BIC CAMERA, Inc 716
44,099 Bilia AB 585
750,974 (a),(b) boohoo Group plc 327
41,443 (a),(c) Boozt AB 495
537,000 (a),(b),(d) Boshiwa International Holding Ltd 1
50,923,700 (a) Bukalapak.com PT Tbk 431
119,395 (a) Burlington Stores, Inc 28,655
66,700 (a) C&A Modas Ltd 111
45,054 (b) Canadian Tire Corp Ltd 4,470
115,463 (a) Carmax, Inc 8,468
30,000 (a) Carvana Co 3,862
251,893 (a) Ceconomy AG 801
4,900 (a) Central Automotive Products Ltd 163
1,497,665 Central Retail Corp PCL 1,251
206,498 (a),(b) Cettire Ltd 160
500,000 (b) China Meidong Auto Holdings Ltd 134
161,000 (b) China Tobacco International HK Co Ltd 343
83,041 China Tourism Group Duty Free Corp Ltd 712
109,000 (b),(c) China Tourism Group Duty Free Corp Ltd 666

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,911,600 Chow Tai Fook Jewellery Group Ltd $ 2,069
34,267 Clas Ohlson AB (B Shares) 572
712,200 Com7 PCL (Foreign) 359
798,126 (a) Coupang, Inc 16,721
812,702 Currys plc 741
83,846 DCM Holdings Co Ltd 762
44,565 Delek Automotive Systems Ltd 224
20,827 Dieteren S.A. 4,410
8,700 (b) Dillard's, Inc (Class A) 3,831
995,077 (a) Dogan Sirketler Grubu Holdings 513
45,901 Dogus Otomotiv Servis ve Ticaret AS 371
803,570 Dohome PCL 225
933,286 Dollarama, Inc 85,214
1,051,448 Don Quijote Co Ltd 24,595
15,500 Doshisha Co Ltd 228
219,237 Dufry Group 8,523
367,803 Dunelm Group plc 4,937
116,483 Eagers Automotive Ltd 811
50,378 EDION Corp 510
61,382 (a) Electronics Mart India Ltd 168
7,146,100 Erajaya Swasembada Tbk PT 165
5,129 (a) Ethos Ltd 172
87,121 (a) Etsy, Inc 5,138
128,467 (c) Europris ASA 868
553,000 Far Eastern Department Stores Co Ltd 579
134,448 Fast Retailing Co Ltd 34,007
5,899 (a),(b) Fastned BV 110
19,918 Fielmann AG. 917
9,035 (a),(b) Fnac Darty SA 286
261,039 Foschini Ltd 1,829
6,386 Fox Wizel Ltd 429
92,111 (a) Frasers Group plc 1,027
195,881 (a),(b) GameStop Corp (Class A) 4,836
808,616 Gap, Inc 19,318
16,700 Geo Holdings Corp 173
96,205 (a),(b) Global-e Online Ltd 3,489
21,560 (a) Go Fashion India Ltd 262
746,432,100 (a) GoTo Gojek Tokopedia Tbk PT 2,270
50,300 Grupo SBF S.A. 108
51,100 Gulliver International Co Ltd 444
158,458 Halfords Group plc 281
451,956 (b) Harvey Norman Holdings Ltd 1,251
21,239 (b) Hennes & Mauritz AB (B Shares) 336
335,400 HLA Corp Ltd 426
1,599,290 Home Depot, Inc 550,540
4,020,467 Home Product Center PCL 1,019
13,635 Hornbach Holding AG. & Co KGaA 1,150
251,591 Hotai Motor Co Ltd 4,822
21,688 Hotel Shilla Co Ltd 841
10,147 Hyundai Department Store Co Ltd 358
3,902 Hyundai Home Shopping Network Corp 145
1,941,118 Inchcape plc 18,241
324,187 Industria de Diseno Textil S.A. 16,087
264,400 Isetan Mitsukoshi Holdings Ltd 4,970
24,200 Izumi Co Ltd 485
199,300 J Front Retailing Co Ltd 2,080
14,890 J Jill, Inc 521
428,881 Jarir Marketing Co 1,450
84,857 JB Hi-Fi Ltd 3,448
85,071 JD Sports Fashion plc 128
14,968,150 JD.com, Inc 194,395
534,704 JD.com, Inc (ADR) 13,817

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
11,142 (b) JINS Holdings, Inc $ 272
8,720 Joshin Denki Co Ltd 144
37,374 (b) Joyful Honda Co Ltd 518
95,599 JUMBO S.A. 2,752
13,450 K Car Co Ltd 131
70,649 Kingfisher plc 222
18,405 Kohnan Shoji Co Ltd 478
22,152 Komeri Co Ltd 483
114,828 K's Holdings Corp 1,082
19,418 Leon's Furniture Ltd 325
19,656 Lithia Motors, Inc (Class A) 4,962
728,880 Lojas Renner S.A. 1,627
8,510 Lotte Shopping Co Ltd 391
49,465 (b) Lovisa Holdings Ltd 1,075
614,454 Lowe's Cos, Inc 135,463
827,561 Luk Fook Holdings International Ltd 1,759
451,348 (a) Magazine Luiza S.A. 973
6,895,000 Map Aktif Adiperkasa PT 328
27,660 Matas A.S. 460
88,191 Mekonomen AB 987
48,702 (a) Mercadolibre, Inc 80,037
375,500 (a),(b) Mercari, Inc 4,665
336,800 MINISO Group Holding Ltd 1,604
6,657,100 Mitra Adiperkasa Tbk PT 599
30,299 Mobilezone Holding AG. 459
200,068 (a) Moonpig Group plc 481
126,479 Motus Holdings Ltd 642
2,087,600 (c) MR DIY Group M Bhd 858
201,893 Mr Price Group Ltd 2,285
24,525 Murphy USA, Inc 11,514
2,013 Musti Group Oyj 56
8,300 (b) Nafco Co Ltd 158
315,236 Naspers Ltd 61,808
68,320 (a) National Vision Holdings, Inc 894
3,572 Next plc 408
37,720 (b) Nextage Co Ltd 563
60,965 Nick Scali Ltd 561
27,435 Nishimatsuya Chain Co Ltd 366
64,343 Nitori Co Ltd 6,812
46,224 Nojima Corp 465
225,650 (b) Nordstrom, Inc 4,788
101,000 North-Star International Co Ltd 192
44,805 (a) Ollie's Bargain Outlet Holdings, Inc 4,399
179,824 (a) O'Reilly Automotive, Inc 189,905
59,677 (a),(b),(d) Ozon Holdings plc (ADR) 1
262,800 Padini Holdings Bhd 203
113,056 Pal Co Ltd 1,273
654,415 PALTAC Corp 17,883
15,000 Pan German Universal Motors Ltd 137
995,293 (a) PDD Holdings, Inc (ADR) 132,324
13,960 Penske Auto Group, Inc 2,080
131,776 (a),(c) Pepco Group NV 683
2,036,489 (b),(c) Pepkor Holdings Ltd 2,094
282,600 Pet Center Comercio e Participacoes S.A. 184
28,816 (b) Pet Valu Holdings Ltd 554
581,175 (a) Petco Health & Wellness Co, Inc 2,197
353,902 Pets at Home Group PLC 1,322
27,672 Pool Corp 8,504
431,800 (c) Pop Mart International Group Ltd 2,106
37,446 Poya International Co Ltd 568
394,158 Premier Investments Ltd 8,153
1,371,471 Prosus NV 48,767

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
720,600 PTG Energy PCL (Foreign) $ 162
2,970,800 PTT Oil & Retail Business PCL 1,292
46,801 Puuilo Oyj 505
314,600 (a) Rakuten, Inc 1,630
301,230 (a) RattanIndia Enterprises Ltd 304
19,535 (a) Redtape Ltd 179
15,735 Retailors Ltd 275
66,995 (a) RH 16,376
140,539 Ross Stores, Inc 20,423
176,806 (a) Rusta AB 1,301
43,914 (b) Rvrc Holding AB 189
196,500 Ryohin Keikaku Co Ltd 3,270
728,768 (a) SACI Falabella 2,247
119,500 Sanrio Co Ltd 2,211
12,964 (a) Saregama India Ltd 6
27,888 Saudi Automotive Services Co 415
34,781 Seria Co Ltd 630
155,404 Shanghai Yuyuan Tourist Mart Group Co Ltd 110
35,200 Shimamura Co Ltd 1,603
6,141 Shinsegae Co Ltd 698
8,588 Shinsegae International, Inc 99
31,534 (a) Shoppers Stop Ltd 285
933,600 (a) Siam Global House PCL 380
121,438 Signet Jewelers Ltd 10,878
23,375 (a) Silicon2 Co Ltd 793
28,122 (b),(c) Sleep Country Canada Holdings, Inc 536
61,780 Sonic Automotive, Inc (Class A) 3,365
759,010 (a) Stitch Fix, Inc 3,150
253,438 Super Group Ltd 394
129,936 Super Retail Group Ltd 1,197
51,535 Synsam AB 258
2,579 Tadiran Group Ltd 134
112,151 (b) Takashimaya Co Ltd 1,894
42,369 Telepark Corp 807
63,550 (a) Temple & Webster Group Ltd 395
5,988 Thanga Mayil Jewellery Ltd 123
1,410,091 (a),(b) THG plc 1,108
3,224,889 TJX Cos, Inc 355,060
38,927 (b) Tokmanni Group Corp 546
29,896,489 (c) Topsports International Holdings Ltd 15,875
61,322 Tractor Supply Co 16,557
156,282 Trent Ltd 10,255
299,436 Truworths International Ltd 1,540
35,375 (a) Ulta Beauty, Inc 13,650
29,296 United Electronics Co 739
44,300 Upbound Group, Inc 1,360
451,370 (a) Urban Outfitters, Inc 18,529
287,100 USS Co Ltd 2,418
991,776 (a) Valvoline, Inc 42,845
810,972 Vibra Energia S.A. 3,032
311,202 Vipshop Holdings Ltd (ADR) 4,052
9,315 V-Mart Retail Ltd 326
49,488 VT Holdings Co Ltd 157
1,070,170 (a) Warby Parker, Inc 17,187
200,078 (a),(c) Watches of Switzerland Group plc 1,044
137,285 (a),(b) Wayfair, Inc 7,239
894,810 Wesfarmers Ltd 38,747
809,444 WH Smith plc 11,583
187,602 Wickes Group plc 316
1,180,800 Wilcon Depot, Inc 361
784,065 Woolworths Holdings Ltd 2,662
299,600 (b) Workman Co Ltd 6,993

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
325,883 Wuchan Zhongda Group Co Ltd $ 194
1,611,000 Xinhua Winshare Publishing and Media Co Ltd 1,996
413,700 Yamada Denki Co Ltd 1,113
22,733 Yellow Hat Ltd 326
873,252 (a),(c) Zalando SE 20,499
134,200 Zhejiang China Commodities City Group Co Ltd 137
785,072 Zhongsheng Group Holdings Ltd 1,147
28,800 ZOZO, Inc 720
51,580 (a) Zumiez, Inc 1,005
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 6,254,021
CONSUMER DURABLES & APPAREL - 1.8%
756,000 361 Degrees International Ltd 389
226,719 Adidas-Salomon AG. 54,133
273,352 (a) Aditya Birla Fashion and Retail Ltd 1,022
77,720 Aksa Akrilik Kimya Sanayii AS. 307
139,809 Alaseel Co 173
18,000 Alexander Marine Co Ltd 222
974,579 (a) Alok Industries Ltd 325
143,400 (a) Alpargatas S.A. 234
13,762 (a) Amber Enterprises India Ltd 744
112,135 Amotiv Ltd 782
1,137,355 Anta Sports Products Ltd 10,878
55,900 Arezzo Industria e Comercio S.A. 513
53,161 Ariston Holding NV 219
80,077 Arvind Ltd 354
524,000 Asics Corp 8,079
64,379 (a) Azorim-Investment Development & Construction Co Ltd 259
141,594 Bajaj Electricals Ltd 1,792
125,400 Bandai Namco Holdings, Inc 2,457
39,861 Bata India Ltd 722
3,225 Beijing Roborock Technology Co Ltd 174
155,297 Bellway plc 4,945
26,884 (b) Beneteau S.A. 280
2,359 Berkeley Group Holdings plc 136
96,232 (a) Betsson AB 1,125
928,120 (a),(b) BK LC Lux Finco 2 Sarl 50,499
3,598,472 Bosideng International Holdings Ltd 2,240
250,437 (a) Bovis Homes Group plc 3,734
75,010 (b) Breville Group Ltd 1,348
31,388 (b) BRP, Inc 2,011
26,876 Brunello Cucinelli S.p.A 2,682
49,810 Brunswick Corp 3,625
11,989 Burberry Group plc 133
5,603,840 Cairn Homes plc 9,563
7,279,255 Cairn Homes plc 12,427
895,147 (a) Callaway Golf Co 13,696
58,262 (a) Campus Activewear Ltd 204
33,662 (a),(b) Canada Goose Holdings, Inc 435
100,333 (a) Capri Holdings Ltd 3,319
37,740 Carter's, Inc 2,339
157,900 (a) Casio Computer Co Ltd 1,182
30,932 (a) CCC S.A. 945
30,229 (a) Cello World Pvt Ltd 319
46,810 Century Communities, Inc 3,822
105,500 (b) Chervon Holdings Ltd 246
481,000 China Lilang Ltd 284
14,900 Chofu Seisakusho Co Ltd 205
719,898 Cie Financiere Richemont S.A. 112,508
956,000 (a) Citychamp Watch & Jewellery Group Ltd 122
1,237,363 Coats Group plc 1,239
43,973 Coway Co Ltd 2,038

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
189,907 Crest Nicholson Holdings plc $ 572
43,299 (a) Crocs, Inc 6,319
2,096,983 Crompton Greaves Consumer Electricals Ltd 10,181
94,900 Cury Construtora e Incorporadora S.A. 350
230,500 Cyrela Brazil Realty S.A. 777
4,872 Danya Cebus Ltd 94
16,314 (a) Deckers Outdoor Corp 15,791
60,139 De'Longhi S.p.A. 1,882
7,817 Delta Galil Ltd 328
28,602 Descente Ltd 601
13,248 DI Dong Il Corp 275
92,700 Direcional Engenharia S.A. 441
24,685 Dixon Technologies India Ltd 3,540
319,227 DR Horton, Inc 44,989
457,878 Dr. Martens PLC 433
1,356,869 Eclat Textile Co Ltd 22,107
21,600 Ecovacs Robotics Co Ltd 140
1,296 (a) Einhell Germany AG. 260
8,296 (a) Electra Consumer Products 1970 Ltd 165
173,384 Electrolux AB 1,432
537,966 (b) Ermenegildo Zegna NV 6,370
37,257 ES-Con Japan Ltd 246
93,600 Ez Tec Empreendimentos e Participacoes S.A. 217
10,153 F&F Co Ltd 458
2,255,451 Feng TAY Enterprise Co Ltd 10,753
58,442 (b) Ferretti S.p.A 174
24,654 (a),(d) FF Group 0 ^
24,000 (b) Fields Corp 257
30,664 Fila Holdings Corp 890
548,000 Formosa Taffeta Co Ltd 380
339,999 (a),(d) Fuguiniao Co Ltd 0 ^
50,021 Fujitsu General Ltd 649
110,000 Fulgent Sun International Holding Co Ltd 417
66,000 Fusheng Precision Co Ltd 578
25,813 Games Workshop Group plc 3,477
53,581 (a) Garmin Ltd 8,729
8,937 Garware Technical Fibres Ltd 411
233,000 Giant Manufacturing Co Ltd 1,522
130,353 Gildan Activewear, Inc 4,944
34,721 (a),(c) Glenveagh Properties plc 47
1,257,229 (a),(c) Glenveagh Properties plc (London) 1,750
1,077,376 GN Store Nord 30,014
35,591 Gokaldas Exports Ltd 401
736,000 (a),(b) Golden Solar New Energy Technology Holdings Ltd 346
17,247 Goldwin, Inc 945
3,002 GOLFZON Co Ltd 168
75,700 Gree Electric Appliances, Inc of Zhuhai 408
241,300 Grendene S.A. 249
413,800 (a) GRUPO DE MODA SOMA S.A. 454
10,718 Gunze Ltd 384
143,507 Haier Smart Home Co Ltd 559
1,022,201 Haier Smart Home Co Ltd 3,407
16,360 (a) Hamilton Beach Brands Holding Co 281
55,500 Hang Zhou Great Star Industrial Co Ltd 188
27,705 Hangzhou Robam Appliances Co Ltd 84
12,552 Hansae Co Ltd 183
17,494 Hanssem Co Ltd 773
10,203 (a) Harvia Oyj 401
163,025 Hasbro, Inc 9,537
195,272 Haseko Corp 2,163
17,708 Hermes International 40,899
59,300 (a) Hisense Home Appliances Group Co Ltd 263

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
331,000 Hisense Kelon Electrical Holdings Co Ltd $ 1,087
88,100 Hisense Visual Technology Co Ltd 300
466,000 (a),(d) HOSA International Ltd 1
149,616 (b) Hugo Boss AG. 6,727
94,400 Iida Group Holdings Co Ltd 1,247
75,375 Indo Count Industries Ltd 352
121,150 Installed Building Products, Inc 24,918
35,010 Japan Wool Textile Co Ltd 297
23,484 Jason Furniture Hangzhou Co Ltd 104
48,066 (b) JM AB 896
856,000 JNBY Design Ltd 1,663
70,000 Johnson Health Tech Co Ltd 191
1,155,500 (c) JS Global Lifestyle Co Ltd 227
118,400 JVC KENWOOD Holdings, Inc 686
229,513 Kalyan Jewellers India Ltd 1,377
8,660 Kaufman & Broad S.A. 238
360,896 Kering 131,274
828,000 (a) Kinpo Electronics 456
6,700 Ki-Star Real Estate Co Ltd 147
38,000 KMC Kuei Meng International, Inc 164
71,830 Kontoor Brands, Inc 4,752
73,551 KPR Mill Ltd 778
45,018 LA Opala RG Ltd 173
84,930 (a) Landsea Homes Corp 780
176,840 Lennar Corp (Class A) 26,503
8,927 Lennar Corp (Class B) 1,245
167,591 Levi Strauss & Co 3,231
43,647 LG Electronics, Inc 3,498
993,121 Li Ning Co Ltd 2,140
35,380 (a) Lovesac Co 799
917 LPP S.A. 3,889
193,227 (a) Lululemon Athletica, Inc 57,717
375,812 LVMH Moet Hennessy Louis Vuitton S.A. 288,545
178,000 Makalot Industrial Co Ltd 2,306
1,290,984 Man Wah Holdings Ltd 886
6,442 (a),(d) Mariella Burani S.p.A. 0 ^
28,747 Marimekko Oyj 439
255,701 (a) Mattel, Inc 4,158
2,176,192 (c) Mavi Giyim Sanayi Ve Ticaret AS. 8,463
41,648 Maytronics Ltd 155
171,000 Merida Industry Co Ltd 1,140
147,881 Merry Electronics Co Ltd 628
185,900 Midea Group Co Ltd 1,648
56,954 MIPS AB 2,235
14,100 Mizuno Corp 694
38,573 (a) Mohawk Industries, Inc 4,381
1,541,808 Moncler S.p.A 94,580
325,700 (a) MRV Engenharia e Participacoes S.A. 389
5,800 Nagawa Co Ltd 297
19,486 (c) Neinor Homes S.A. 261
71,678 (b) New Wave Group AB 738
242,829 Newell Rubbermaid, Inc 1,557
136,448 Nien Made Enterprise Co Ltd 1,639
1,434,935 Nike, Inc (Class B) 108,151
232,300 (b) Nikon Corp 2,357
10,782 (a) NVR, Inc 81,820
1,644,166 (a),(b) On Holding AG. 63,794
85,300 Onward Kashiyama Co Ltd 331
56,300 Open House Group Co Ltd 1,730
20,832 Oppein Home Group, Inc 153
126,391 Orient Electric Ltd 409
531,376 (b),(c) OVS S.p.A 1,411

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
4,665 Page Industries Ltd $ 2,184
477,859 Panasonic Corp 3,928
2,789 Pandora A.S. 420
17,691 PDS Ltd 117
402,000 (a),(d) Peace Mark Holdings Ltd 0 ^
247,935 (a),(b) Peloton Interactive, Inc 838
20,656 (a),(d) PIK Group (GDR) 0 ^
39,144 (b) Polaris Industries, Inc 3,065
1,844,006 Pou Chen Corp 1,986
6,861,553 PRADA S.p.A 51,129
22,485 Pressance Corp 274
314,702 Pulte Homes, Inc 34,649
3,932 (b) Puma AG. Rudolf Dassler Sport 181
428,000 (b) Q Technology Group Co Ltd 225
44,000 Quang Viet Enterprise Co Ltd 154
50,297 Rajesh Exports Ltd 170
16,010 Ralph Lauren Corp 2,803
25,195 Raymond Ltd 882
204,512 Redrow plc 1,724
93,101 Relaxo Footwears Ltd 923
77,700 Rinnai Corp 1,772
7,260 Rocky Brands, Inc 268
9,500 (b) Roland Corp 241
499,027 Ruentex Industries Ltd 1,048
13,628 Safari Industries India Ltd 333
208,136 (a),(b) Safilo Group S.p.A. 224
50,013 (b) Salvatore Ferragamo S.p.A 425
164,724 Sangetsu Co Ltd 3,059
163,000 Sankyo Co Ltd 1,772
9,954 Sanlorenzo S.p.A 412
24,866 SEB S.A. 2,552
123,200 Sega Sammy Holdings, Inc 1,830
20,900 Seiko Holdings Corp 640
293,200 Sekisui Chemical Co Ltd 4,070
1,207,423 Sekisui House Ltd 26,835
188,500 (b) Sharp Corp 1,091
30,636 (a) Sheela Foam Ltd 336
712,938 Shenzhou International Group Holdings Ltd 6,964
60,899 Shimano, Inc 9,412
300,600 Sichuan Changhong Electric Co Ltd 185
46,700 (a) Skechers U.S.A., Inc (Class A) 3,228
1,037,504 Skyworth Group Ltd 409
218,330 (a) Sonos, Inc 3,223
2,986,407 Sony Corp 254,505
90,716 (b),(c) Spin Master Corp 1,869
428,500 Stella International Holdings Ltd 869
532,974 Steven Madden Ltd 22,545
121,197 (b) Sumitomo Forestry Co Ltd 3,885
13,680 (a) Superior Uniform Group, Inc 259
86,328 Swan Energy Ltd 607
1,276 Swatch Group AG. 261
182,942 Symphony Ltd 2,576
1,003,000 Tainan Spinning Co Ltd 533
175,000 Taiwan Paiho Ltd 345
13,700 (b) Tama Home Co Ltd 335
29,600 Tamron Co Ltd 769
127,228 Tapestry, Inc 5,444
279,100 (a) Taylor Morrison Home Corp 15,473
18,719,672 Taylor Wimpey plc 33,522
3,032,000 TCL Electronics Holdings Ltd 2,450
105,233 (c) Technogym S.p.A 1,082
121,520 Tempur Sealy International, Inc 5,753

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,348,000 Texhong International Group Ltd $ 754
83,654 (c) Thule Group AB 2,185
291,662 Titan Co Ltd 11,886
5,490 Token Corp 406
75,741 Toll Brothers, Inc 8,724
66,101 Tomy Co Ltd 1,304
49,328 (a) TopBuild Corp 19,005
41,000 Topkey Corp 253
521,050 (a),(b) Traeger, Inc 1,251
493,860 (a) Tri Pointe Homes, Inc 18,396
1,051,807 Trident Ltd 479
44,648 TTK Prestige Ltd 421
1,071,192 (a) Under Armour, Inc (Class C) 6,995
114,543 (a),(b) Universal Entertainment Corp 1,122
47,259 Vaibhav Global Ltd 174
82,419 Vardhman Textiles Ltd 474
37,252 (a) Vedant Fashions Ltd 469
323,152 Vestel Beyaz Esya Sanayi ve Ticaret AS 212
125,384 Vestel Elektronik Sanayi ve Ticaret AS. 302
52,655 VIP Industries Ltd 306
3,168,000 (a) Viva Goods Company Ltd 279
100,900 Vivara Participacoes S.A. 378
74,700 Vulcabras Azaleia S.A. 198
33,213 Wacoal Holdings Corp 931
170,540 Welspun India Ltd 314
531,728 Whirlpool Corp 54,343
49,893 Whirlpool of India Ltd 1,195
1,053,500 Xtep International Holdings Ltd 647
702,000 Yamaha Corp 16,499
374,236 (a) YETI Holdings, Inc 14,277
107,409 (b) YIT Oyj 259
45,300 Yonex Co Ltd 550
17,645 Youngone Corp 445
4,197 Youngone Holdings Co Ltd 251
651,500 Yue Yuen Industrial Holdings 1,255
15,813 Zhejiang Supor Co Ltd 109
29,400 (b) Zojirushi Corp 283
TOTAL CONSUMER DURABLES & APPAREL 2,216,028
CONSUMER SERVICES - 2.5%
283,912 888 Holdings plc 301
324,577 (c) AcadeMedia AB 1,583
794,447 Accor S.A. 32,508
188,424 ADT, Inc 1,432
277,639 (a) Airbnb, Inc 42,098
6,789 Alamar Foods 143
1,746,438 Alsea SAB de C.V. 6,071
920,080 Amadeus IT Holding S.A. 61,226
109,000 Ambassador Hotel 244
2,549,196 Americana Restaurants International plc 2,216
69,300 (a) AmRest Holdings SE 423
47,786 (a) Ananti, Inc 193
377,682 Aramark 12,849
8,812,494 (e) Arcos Dorados Holdings, Inc 79,312
468,013 Aristocrat Leisure Ltd 15,499
5,172,368 Asset World Corp PCL 489
16,650 Ataa Educational Co 272
93,700 (a),(b) Atom Corp 421
249,730 (a),(b) Auction Technology Group plc 1,582
29,000 Bafang Yunji International Co Ltd 145
42,995 (a),(b),(c) Basic-Fit NV 926
787,921 Berjaya Sports Toto BHD 259

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,924,900 (a) Bloomberry Resorts Corp $ 475
105,063 Booking Holdings, Inc 416,207
570,958 Boyd Gaming Corp 31,460
41,907 (a) Bright Horizons Family Solutions, Inc 4,613
287,124 (a) Brinker International, Inc 20,785
928,000 Cafe de Coral Holdings Ltd 957
3,728,038 (a) Carnival Corp 69,789
518,097 (a) Carnival plc 8,902
35,109 (a) Cava Group, Inc 3,256
377,500 Central Plaza Hotel PCL 408
65,027 (a) Chalet Hotels Ltd 626
75,300 Cheesecake Factory 2,959
144,000 (b) China Chunlai Education Group Co Ltd 83
491,000 (b),(c) China East Education Holdings Ltd 142
4,748,200 China Education Group Holdings Ltd 2,732
3,699,000 (c) China New Higher Education Group Ltd 955
1,836,000 China Travel International Inv HK 272
3,169,794 (a) Chipotle Mexican Grill, Inc (Class A) 198,588
37,960 (b) Choice Hotels International, Inc 4,517
19,970 (a) Chuy's Holdings, Inc 518
31,615 Cie des Alpes 460
1,569,900 (a) Cogna Educacao S.A. 497
2,007,070 Collins Foods Ltd 12,107
57,700 (b) Colowide Co Ltd 719
2,374,238 Compass Group plc 64,682
100,886 Corporate Travel Management Ltd 888
95,600 (b) Create Restaurants Holdings, Inc 655
30,200 Curves Holdings Co Ltd 147
598,820 Dalata Hotel Group plc 2,552
746,115 (a),(c) Deliveroo plc 1,235
185,636 (a),(b),(c) Delivery Hero SE 4,410
283,660 (a) Despegar.com Corp 3,753
248,061 (a) Devyani International Ltd 489
54,846 Domino's Pizza Enterprises Ltd 1,309
281,500 Domino's Pizza Group plc 1,091
100,453 (a) DoorDash, Inc 10,927
8,520 DoubleUGames Co Ltd 284
24,618 (b) Doutor Nichires Holdings Co Ltd 343
23,200 (a) DPC Dash Ltd 191
1,229,476 (a) DraftKings, Inc 46,929
34,200 (a) Duolingo, Inc 7,137
322,000 (a),(b),(c) East Buy Holding Ltd 519
229,289 Easy Trip Planners Ltd 113
167,759 (a) eDreams ODIGEO S.A. 1,168
157,036 EIH Ltd 807
65,083 (a),(b),(c) Elior Group S.A. 185
5,197 (a),(b),(d) Empire Resorts, Inc 0 ^
621,946 Entain plc 4,932
2,018,200 Erawan Group PCL 244
1,482,700 (a) Everi Holdings, Inc 12,455
365,476 (c) Evolution AB 38,042
456,732 (a) Expedia Group, Inc 57,544
5,796 (a) Fattal Holdings 1998 Ltd 594
605,000 (a) Fenbi Ltd 322
137,440 (b) Flight Centre Travel Group Ltd 1,846
634,535 (a) Flutter Entertainment plc 115,421
87,093 Food & Life Cos Ltd 1,412
52,000 Formosa International Hotels Corp 335
507,860 (a) Frontdoor, Inc 17,161
1,149,000 Fu Shou Yuan International Group Ltd 718
18,499 Fuji Kyuko Co Ltd 369
5,400 (a),(b) Fujio Food Group, Inc 48

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
701,323 G8 Education Ltd $ 554
1,847,608 Galaxy Entertainment Group Ltd 8,599
1,867,997 Genting BHD 1,863
2,486,681 Genting Malaysia BHD 1,342
5,068,612 Genting Singapore Ltd 3,222
79,600 (a) Global Business Travel Group I 525
40,500 Golden Entertainment, Inc 1,260
46,000 Gourmet Master Co Ltd 122
21,680 (a) Grand Canyon Education, Inc 3,033
28,765 Grand Korea Leisure Co Ltd 265
340,732 Greggs plc 11,940
33,500 (a),(b) GSX Techedu, Inc (ADR) 164
241,663 H&R Block, Inc 13,105
2,837,000 (a),(b),(c) Haichang Ocean Park Holdings Ltd 254
1,506,776 (c) Haidilao International Holding Ltd 2,706
10,172 Hana Tour Service, Inc 431
42,789 Heiwa Corp 551
370,500 (b) Helens International Holdings Co ltd 106
21,523 Herfy Food Services Co 164
19,537 Hiday Hidaka Corp 365
526,979 Hilton Worldwide Holdings, Inc 114,987
42,628 (a),(b) HIS Co Ltd 430
94,583 Hollywood Bowl Group plc 366
233,000 Huangshan Tourism Development Co Ltd 165
86,937 Huazhu Group Ltd (ADR) 2,897
259,252 Humansoft Holding Co KSC 2,272
226,000 Ichibanya Co Ltd 1,557
263,208 (b) IDP Education Ltd 2,649
745,006 Indian Hotels Co Ltd 5,573
157,551 InterContinental Hotels Group plc 16,555
822,384 International Game Technology plc 16,826
543,886 (a) Intralot S.A.-Integrated Lottery Systems & Services 682
79,540 (a) Jahez International Co 588
724,000 (b),(c) Jiumaojiu International Holdings Ltd 374
387,213 Jollibee Foods Corp 1,491
294,987 Jubilant Foodworks Ltd 1,989
44,505 Jumbo Interactive Ltd 511
10,753 (a) Juniper Hotels Ltd 54
306,576 (a),(c) Just Eat Takeaway.com NV 3,664
54,380 Kangwon Land, Inc 547
13,270 Kappa Create Co Ltd 142
12,400 Kentucky Fried Chicken Japan Ltd 500
173,253 Kindred Group plc 2,060
18,500 (b) Kisoji Co Ltd 299
38,000 KOMEDA Holdings Co Ltd 643
41,094 Koshidaka Holdings Co Ltd 221
17,804 Kura Sushi, Inc 449
600 Kustur Kusadasi Tur. End. AS. 127
51,766 Kyoritsu Maintenance Co Ltd 970
104,893 (c) La Francaise des Jeux SAEM 3,573
2,118,250 Las Vegas Sands Corp 93,733
1,028,743 Laureate Education, Inc 15,369
20,066 Leejam Sports Co JSC 1,216
279,607 (a),(c) Lemon Tree Hotels Ltd 482
286,190 (a) Life Time Group Holdings, Inc 5,389
52,500 (a) Lincoln Educational Services Corp 623
28,880 (a) Lindblad Expeditions Holdings, Inc 279
15,500 LITALICO, Inc 168
39,682 (a) Lotte Tour Development Co Ltd 278
1,883,669 Lottery Corp Ltd 6,349
73,788 Lottomatica Group Spa 892
61,000 Lung Yen Life Service Corp 97

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
68,987 (a) Mahindra Holidays & Resorts India Ltd $ 376
162,996 Marriott International, Inc (Class A) 39,408
7,200 Matsuyafoods Holdings Co Ltd 268
1,546,877 McDonald's Corp 394,206
17,305 McDonald's Holdings Co Japan Ltd 683
151,586 Me Group International plc 328
5,998 MegaStudyEdu Co Ltd 245
5,120,333 (a),(c) Meituan 72,782
3,981,635 (a) Melco Crown Entertainment Ltd (ADR) 29,703
537,817 (a) Melco International Development 361
428,072 (a) MGM Resorts International 19,024
2,813,600 Minor International PCL 2,294
192,553 (a) Mitchells & Butlers plc 696
610,200 MK Restaurants Group PCL 502
25,002 (b) Monogatari Corp 528
16,000 MOS Food Services, Inc 360
15,686 MTY Food Group, Inc 515
14,121 National Co for Learning & Education 601
430,500 (a),(b) Nayuki Holdings Ltd 114
560,590 (a),(b) Nerdy, Inc 936
1,277,940 (a) New Oriental Education & Technology Group, Inc 9,822
61,234 NIIT Learning Systems Ltd 326
48,900 Ohsho Food Service Corp 2,628
415,920 (a) OneSpaWorld Holdings Ltd 6,393
151,223 OPAP S.A. 2,371
2,641,566 Oriental Land Co Ltd 73,816
41,856 Paradise Co Ltd 427
26,171 (b) Park Lawn Corp 498
21,116 Pearson plc 264
125,019 (a),(b) Pierre & Vacances 169
62,402 (a) Planet Fitness, Inc 4,592
16,080 (a) PlayAGS, Inc 185
319,499 (a) Playtech PLC 1,878
11,836 (b) Pollard Banknote Ltd 242
121,480 (a) Potbelly Corp 975
139,854 (a) Rank Group plc 119
703,900 Resorttrust, Inc 10,457
276,062 (a) Restaurant Brands Asia Ltd 328
256,715 (b) Restaurant Brands International, Inc 18,089
1,036,920 (b) Restaurant Brands International, Inc 72,968
18,600 (b) Ringer Hut Co Ltd 264
143,483 Round One Corp 738
329,430 (a) Royal Caribbean Cruises Ltd 52,521
25,700 (b) Royal Holdings Co Ltd 407
1,430,070 (a) Rush Street Interactive, Inc 13,714
810,900 (a),(b) Sabre Corp 2,165
23,000 Saizeriya Co Ltd 785
9,709,167 (a) Sands China Ltd 20,188
24,963 (a) Sapphire Foods India Ltd 469
106,382 (a),(b),(c) Scandic Hotels Group AB 644
121,591 (a) Seera Group Holding 825
104,721 Service Corp International 7,449
296,724 (a) Shake Shack, Inc 26,705
34,739 (a) Shanghai Jinjiang International Hotels Development Co Ltd 110
1,034,000 Shangri-La Asia Ltd 711
192,900 SISB PCL 191
2,107,000 (a),(b) SJM Holdings Ltd 714
29,143 SkiStar AB 406
188,182 Skylark Holdings Co Ltd 2,507
220,500 Smartfit Escola de Ginastica e Danca S.A. 852
86,789 Sodexho Alliance S.A. 7,818
87,043 (a) Sol Melia S.A. 715

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
79,814 Songcheng Performance Development Co Ltd $ 88
621,691 SSP Group PLC 1,158
2,032,901 (a) Star Entertainment Grp Ltd 663
3,136,340 Starbucks Corp 244,164
128,910 (b) Strategic Education, Inc 14,265
28,860 (a) Stride, Inc 2,035
296,200 (a) Super Group SGHC Ltd 957
149,000 (a),(b) Super Hi International Holding Ltd 278
426,970 (a) Sweetgreen, Inc 12,869
219,471 Taaleem Holdings PJSC 224
40,578 (a) TAB Gida Sanayi Ve Ticaret AS. 260
9,657,192 TABCORP Holdings Ltd 4,481
376,947 (a) TAL Education Group (ADR) 4,022
96,662 Texas Roadhouse, Inc (Class A) 16,598
100,588 Thomas Cook India Ltd 291
1,085,000 Tianli Education International Holdings Ltd 622
13,385 (b) Tokyotokeiba Co Ltd 338
526,820 Tongcheng Travel Holdings Ltd 1,045
37,959 Toridoll Holdings Corp 875
358,166 (a),(c) Trainline plc 1,423
895,219 Travelsky Technology Ltd 1,047
464,550 (a) Trip.com Group Ltd 21,985
1,132,101 (a) TUI AG. 8,003
462,211 (a),(b) Webjet Ltd 2,754
121,090 Wendy's Co 2,054
51,621 Westlife Foodworld Ltd 519
64,497 (a) Wetherspoon (J.D.) plc 597
177,974 Whitbread plc 6,679
23,381 Wingstop, Inc 9,882
7,954 Wonderla Holidays Ltd 87
56,075 Wowprime Corp 413
183,499 Wyndham Hotels & Resorts, Inc 13,579
41,684,600 (b) Wynn Macau Ltd 34,081
8,410 Wynn Resorts Ltd 753
217,700 YDUQS Participacoes S.A. 405
53,419 (b) Yoshinoya D&C Co Ltd 1,019
16,727 Young & Co's Brewery plc 207
187,035 Yum China Holdings, Inc 5,768
28,530 Yum! Brands, Inc 3,779
81,000 Zensho Co Ltd 3,088
5,596,415 (a) Zomato Ltd 13,430
TOTAL CONSUMER SERVICES 3,150,243
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.6%
1,852,839 Abdullah Al Othaim Markets Co 5,606
516,813 Aeon Co Ltd 11,061
27,600 Aeon Hokkaido Corp 156
22,483 Ain Holdings, Inc 838
76,556 Al Meera Consumer Goods Co QSC 303
63,790 Albertsons Cos, Inc 1,260
27,877 Al-Dawaa Medical Services Co 648
2,255,829 (a),(b) Alibaba Health Information Technology Ltd 901
1,793,237 Alimentation Couche-Tard, Inc 100,630
12,676,391 (a) Almacenes Exito S.A. 26,078
13,472 Almunajem Foods Co 375
33,079 Arcs Co Ltd 599
3,667,462 (a) Atacadao S.A. 5,918
139,822 (a),(c) Avenue Supermarts Ltd 7,909
304,210 Axfood AB 7,974
44,220 Axial Retailing, Inc 282
8,300 Belc Co Ltd 393
6,604 BGF retail Co Ltd 494

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
287,738 Bid Corp Ltd $ 6,719
388,905 BIM Birlesik Magazalar AS 6,491
184,760 BinDawood Holding Co 364
13,438 Carrefour S.A. 190
27,100 Casey's General Stores, Inc 10,340
6,151 Cawachi Ltd 113
1,127,556 Cencosud S.A. 2,127
63,567 (a) Chefs' Warehouse, Inc 2,486
333,400 (a),(d) Chongqing Hongjiu Fruit Co Ltd 56
30,099,494 (a),(e) Cia Brasileira de Distribuicao 14,538
194,079 Clicks Group Ltd 3,694
1,053,020 Coles Group Ltd 11,929
142,150 Colruyt S.A. 6,787
16,200 Cosmos Pharmaceutical Corp 1,306
807,582 Costco Wholesale Corp 686,437
2,421,916 CP ALL plc 3,613
1,536,700 CP Axtra PCL 1,138
20,900 Create SD Holdings Co Ltd 470
38,800 (a),(b) Dada Nexus Ltd (ADR) 49
4,418 Daikokutenbussan Co Ltd 235
60,041 DaShenLin Pharmaceutical Group Co Ltd 118
20,075 (a),(c) Dino Polska S.A. 2,023
309,644 (b),(c) Dis-Chem Pharmacies Ltd 573
16,397,216 (a) Distribuidora Internacional de Alimentacion S.A. 216
9,669 (a),(b) DocMorris AG. 572
539,299 Dollar General Corp 71,312
30,720 Dongsuh Cos, Inc 427
14,636 E-MART, Inc 599
119,325 Empire Co Ltd 3,050
320,819 Endeavour Group Ltd 1,076
53,148 (a) Eurocash S.A. 173
19,900 Fuji Co Ltd 250
12,400 G-7 Holdings, Inc 128
13,400 Genky DrugStores Co Ltd 241
51,589 George Weston Ltd 7,421
163,506 GrainCorp Ltd-A 964
47,642 Great Tree Pharmacy Co Ltd 362
70,319 (a) Grocery Outlet Holding Corp 1,555
421,200 Grupo Mateus S.A. 522
34,485 GS Retail Co Ltd 521
6,100 Halows Co Ltd 170
71,125 Hankyu Department Stores, Inc 1,054
21,858 Heiwado Co Ltd 329
119,724 (a) HelloFresh SE 578
10,940 Ingles Markets, Inc (Class A) 751
2,770 Itochu-Shokuhin Co Ltd 122
50,415 J Sainsbury plc 162
466,050 (a),(c) JD Health International, Inc 1,264
1,628,299 Jeronimo Martins SGPS S.A. 31,823
16,723 Kato Sangyo Co Ltd 448
3,249 Kesko Oyj (B Shares) 57
31,800 Kobe Bussan Co Ltd 708
28,207 Koninklijke Ahold Delhaize NV 830
41,502 Kusuri no Aoki Holdings Co Ltd 782
223,400 (b) La Comer SAB de C.V. 435
17,596 Life Corp 431
132,635 Loblaw Cos Ltd 15,386
11,776 M Yochananof & Sons Ltd 544
15,997 (a) Maplebear, Inc 514
1,553,186 Marks & Spencer Group plc 5,616
23,973 MARR S.p.A. 312
289,000 Matsumotokiyoshi Holdings Co Ltd 4,150

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
29,400 Maxvalu Tokai Co Ltd $ 569
40,870 (a) Medplus Health Services Ltd 334
720,958 Metcash Ltd 1,697
95,825 METRO AG. 434
194,388 Metro, Inc 10,769
5,014,800 Midi Utama Indonesia Tbk PT 122
178,128 Migros Ticaret AS 2,889
35,434 Nahdi Medical Co 1,239
35,903 (b) North West Co, Inc 1,088
415,774 (a) Ocado Group plc 1,510
782,344 (b) Olam Group Ltd 661
101,200 (a) Performance Food Group Co 6,690
295,623 (b) Pick'n Pay Stores Ltd 418
401,200 (a),(b),(c) Ping An Healthcare and Technology Co Ltd 588
507,195 President Chain Store Corp 4,275
740,700 Puregold Price Club, Inc 306
1,068,024 Raia Drogasil S.A. 4,906
6,203 Rami Levy Chain Stores Hashikma Marketing 2006 Ltd 326
12,054 (a),(c) Redcare Pharmacy NV 1,470
17,112 Retail Partners Co Ltd 186
726,550 Robinsons Retail Holdings, Inc 435
41,441 Ryoshoku Ltd 1,411
15,000 San-A Co Ltd 472
19,212,892 Sendas Distribuidora S.A. 35,538
4,964,492 Seven & I Holdings Co Ltd 60,667
1,766,910 Sheng Siong Group Ltd 1,942
274,000 Shenzhen Pagoda Industrial Group Corp Ltd 87
9,911 (b) Shoei Foods Corp 288
209,057 Shoprite Holdings Ltd 3,278
684,852 Shufersal Ltd 4,468
197,600 (a),(b) Sipai Health Technology Co Ltd 158
18,254 Sligro Food Group NV 253
2,263,019 SMU S.A. 397
1,898,872 Sok Marketler Ticaret AS. 3,658
1,414,536 Sonae SPGS S.A. 1,324
142,134 (b) SPAR Group Ltd 925
114,510 SpartanNash Co 2,148
83,388 Sugi Pharmacy Co Ltd 1,146
16,426,300 Sumber Alfaria Trijaya Tbk PT 2,759
1,609,000 Sun Art Retail Group Ltd 306
402,200 Sundrug Co Ltd 10,147
28,622 Target Corp 4,237
24,209,228 Tesco plc 93,515
28,900 Tsuruha Holdings, Inc 1,643
248,416 (a) United Natural Foods, Inc 3,254
41,650 (b) United Super Markets Holdings, Inc 227
117,070 (a) US Foods Holding Corp 6,202
24,194 Valor Co Ltd 371
269,335 (b) Walgreens Boots Alliance, Inc 3,258
4,335,636 Wal-Mart de Mexico SAB de C.V. 14,755
9,699,247 Walmart, Inc 656,736
101,660 Weis Markets, Inc 6,381
69,300 Welcia Holdings Co Ltd 864
985,248 Woolworths Ltd 22,121
13,100 Yaoko Co Ltd 794
67,130 Yifeng Pharmacy Chain Co Ltd 226
32,200 Yokohama Reito Co Ltd 211
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,076,155
ENERGY - 4.6%
177,743 3R PETROLEUM OLEO E GAS S.A. 874
15,297,861 Adaro Energy Indonesia Tbk PT 2,606

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
369,951 (a) Ades Holding Co $ 1,984
124,463 (a) Advantage Energy Ltd 944
111,057 Aegis Logistics Ltd 1,160
277,800 (b) Africa Oil Corp 495
995,915 Aker BP ASA 25,448
882,335 Aker Solutions ASA 3,656
6,406,200 AKR Corporindo Tbk PT 634
39,861 Aldrees Petroleum and Transport Services Co 1,298
200,392 Ampol Ltd 4,310
245,192 Antero Midstream Corp 3,614
513,721 (b) ARC Resources Ltd 9,166
871,580 Archrock, Inc 17,623
302,690 Ardmore Shipping Corp 6,820
456,940 (a) Athabasca Oil Corp 1,730
611,524 (b) Atlas Energy Solutions, Inc 12,188
14,134 (c) Avance Gas Holding Ltd 226
1,842,708 Baker Hughes Co 64,808
768,900 Bangchak Corp PCL 784
188,300 Bangchak Sriracha PCL (Foreign) 47
6,647,200 Banpu PCL (Foreign) 889
591,271 Baytex Energy Corp 2,049
1,244,923 Beach Petroleum Ltd 1,231
689,387 Bharat Petroleum Corp Ltd 2,513
689,387 Bharat Petroleum Corp Ltd 2,508
224,840 (b) Birchcliff Energy Ltd 988
18,743 (a) BLUENORD ASA 966
162,145 Borr Drilling Ltd 1,039
315,779 (a) Boss Energy Ltd 866
41,395,001 BP plc 249,230
4,650,000 (a),(d) Brightoil Petroleum Holdings Ltd 6
29,540 (a) Bristow Group, Inc 990
2,542,000 (a) Bumi Armada Bhd 301
44,109,300 (a) Bumi Resources Minerals Tbk PT 393
11,079 (a) BW Energy Ltd 32
70,456 (c) BW LPG Ltd 1,309
75,097 BW Offshore Ltd 216
1,206,501 Cameco Corp 59,362
133,229 Cameco Corp 6,555
1,959,832 Canadian Natural Resources Ltd 69,809
1,023,443 (b) Cardinal Energy Ltd 5,012
1,197,877 Cenovus Energy, Inc (Toronto) 23,545
193,250 (b) CES Energy Solutions Corp 1,088
2,145,000 (b) CGN Mining Co Ltd 715
629,952 ChampionX Corp 20,921
435,968 Cheniere Energy, Inc 76,220
139,566 Chennai Petroleum Corp Ltd 1,640
2,070,524 Chevron Corp 323,871
2,253,000 (a) China Coal Energy Co 2,631
739,900 (a) China Merchants Energy Shipping Co Ltd 860
2,051,122 China Oilfield Services Ltd 1,967
451,276 China Shenhua Energy Co Ltd - A 2,754
3,066,455 China Shenhua Energy Co Ltd - H 14,134
634,000 (b) China Shipping Development Co Ltd 822
58,204 Chord Energy Corp 9,760
34,500 Civitas Resources, Inc 2,381
1,212,800 CNOOC Energy Technology & Services Ltd 687
20,050 (a) CNX Resources Corp 487
1,461,909 Coal India Ltd 8,283
118 (a),(d),(f) Cobalt International Energy, Inc 0 ^
3,120,805 ConocoPhillips 356,958
57,047 Cool Co Ltd 665
982,504 Cosan SA Industria e Comercio 2,380

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
303,093 COSCO SHIPPING Energy Transportation Co Ltd $ 651
48,658 Cosmo Energy Holdings Co Ltd 2,456
833,196 Crescent Energy Co 9,873
98,671 (a) Crew Energy, Inc 309
266,000 (b) Dalipal Holdings Ltd 155
41,843 d'Amico International Shipping S.A. 330
4,524,778 Dana Gas PJSC 782
580,601 (a) Deep Yellow Ltd 514
7,057 Delek Group Ltd 744
570,080 Delek US Holdings, Inc 14,115
1,914,868 (a),(b) Denison Mines Corp 3,835
319,860 DHT Holdings, Inc 3,701
2,345,700 Dialog Group Bhd 1,187
1,652,641 (a) Diamond Offshore Drilling, Inc 25,599
1,511,688 Diamondback Energy, Inc 302,625
41,952 Diversified Energy Co plc 556
391,964 DNO International ASA 410
103,582 (a) DOF Group ASA 937
306,760 (a) Dril-Quip, Inc 5,706
9,324,612 (a) Empire Energy Group Ltd 1,369
361,418 Empresas COPEC S.A. 2,784
121,500 (a) Enauta Participacoes S.A. 477
1,820,266 Enbridge, Inc 64,758
2,431,801 ENEOS Holdings, Inc 12,532
95,821 Enerflex Ltd 517
116,988 Energean plc 1,458
1,168,600 (a),(d) Energy Earth PCL 0 ^
130,671 (a),(b) Energy Fuels, Inc 792
1 Energy Transfer LP 0 ^
52,286 (a) Enerplus Corp 8,767
67,143 ENI S.p.A. 1,031
1,354,071 EOG Resources, Inc 170,437
129,500 EQT Corp 4,789
1,532,205 Equinor ASA 43,888
19,295 (a) Equital Ltd 551
7,574 (a),(b) Esso SA Francaise 1,335
38,147 Etablissements Maurel et Prom 246
362,560 Excelerate Energy, Inc 6,686
116,886 Exxaro Resources Ltd 1,152
7,662,025 Exxon Mobil Corp 882,052
496,000 (a) Fission Uranium Corp 435
24,805 FLEX LNG Ltd 682
1,204,878 (a) Formosa Petrochemical Corp 2,404
97,018 (b) Freehold Royalties Ltd 966
140,715 Frontera Energy Corp 838
324,150 Frontline plc 8,478
13,662 Galp Energia SGPS S.A. 289
27,058 Gaztransport Et Technigaz S.A. 3,540
128,511 (b) Gibson Energy, Inc 2,184
433,610 Golar LNG Ltd 13,594
775,290 (b) Granite Ridge Resources, Inc 4,908
86,207 Great Eastern Shipping Co Ltd 1,264
36,950 (a) Green Plains, Inc 586
1,120,086 Guanghui Energy Co Ltd 1,030
42,506 Gujarat Mineral Development Corp Ltd 200
843,123 Gulf International Services QSC 760
40,970 (a) Gulfport Energy Operating Corp 6,186
428,211 Hafnia Ltd 3,595
288,500 (a) Hallador Energy Co 2,242
36,827 Halliburton Co 1,244
3,576,328 Harbour Energy plc 14,042
1,609,500 (a) Harum Energy Tbk PT 112

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
20,185 HD Hyundai Co Ltd $ 1,088
172,136 (b) Headwater Exploration, Inc 912
207,710 (a) Helix Energy Solutions Group, Inc 2,480
164,944 Hellenic Petroleum S.A. 1,376
462,497 Hess Corp 68,228
99,800 HF Sinclair Corp 5,323
1,606,140 Hibiscus Petroleum Bhd 792
250,663 (a) Hindustan Petroleum Corp Ltd 998
501,326 Hindustan Petroleum Corp Ltd 1,993
119,172 Hunting plc 623
764,524 Idemitsu Kosan Co Ltd 4,969
173,509 (b) Imperial Oil Ltd 11,831
2,581,627 Indian Oil Corp Ltd 5,115
1,595,100 Indika Energy Tbk PT 123
869,400 Indo Tambangraya Megah Tbk PT 1,269
217,200 Inner Mongolia Dian Tou Energy Corp Ltd 631
1,124,500 Inner Mongolia Yitai Coal Co 2,020
799,000 (b) Inpex Holdings, Inc 11,734
67,146 (a) International Petroleum Corp 888
210,420 International Seaways, Inc 12,442
6,302,686 IRPC PCL (Foreign) 281
115,950 Itochu Enex Co Ltd 1,099
35,022 Iwatani International Corp 2,040
152,277 Japan Petroleum Exploration Co 6,169
703,000 Jizhong Energy Resources Co Ltd 648
2,666,933 (a) John Wood Group plc 6,925
930,377 (a) Karoon Energy Ltd 1,126
3,065,914 (a) Kelt Exploration Ltd 14,276
196,752 Keyera Corp 5,449
3,922,000 Kinetic Development Group Ltd 568
192,670 Kodiak Gas Services, Inc 5,252
55,241 Koninklijke Vopak NV 2,295
1,400,191 Marathon Oil Corp 40,143
628,328 Marathon Petroleum Corp 109,002
673,801 Matador Resources Co 40,159
55,262 (a),(b) Mattr Corp 675
5,448,300 Medco Energi Internasional Tbk PT 443
288,606 (a) MEG Energy Corp 6,175
198,466 (a) Mermaid Marine Australia Ltd 340
28,000 Mitsuuroko Co Ltd 307
31,430 (b) Modec, Inc 568
530,071 MOL Hungarian Oil & Gas plc 4,136
62,388 Motor Oil Hellas Corinth Refineries S.A. 1,566
463,750 Murphy Oil Corp 19,125
15,422 (a) Naphtha Israel Petroleum Corp Ltd 83
13,760 (a) Natural Gas Services Group, Inc 277
696,905 Neste Oil Oyj 12,436
47,028 (b) New Fortress Energy, Inc 1,034
414,335 New Hope Corp Ltd 1,342
587,400 (a) Newpark Resources, Inc 4,881
3,697,270 (a),(b) NexGen Energy Ltd 25,783
158,260 (a) NextDecade Corp 1,257
238,010 Noble Corp plc 10,627
1,479,530 Nordic American Tankers Ltd 5,889
19,889 North American Construction Group Ltd 384
623,354 Northern Oil and Gas, Inc 23,170
1,364,295 NOV, Inc 25,935
128,634 (a) NuVista Energy Ltd 1,337
57,401 (a) Obsidian Energy Ltd 430
38,130 Occidental Petroleum Corp 2,403
66,464 Odfjell Drilling Ltd 361
756,927 Offshore Oil Engineering Co Ltd 615

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,990,240 Oil Refineries Ltd $ 459
4,790 OMV AG. 208
152,080 Ovintiv, Inc 7,128
227,847 (a) Paladin Resources Ltd 1,881
226,360 (a) Par Pacific Holdings, Inc 5,716
63,930 (b) Paramount Resources Ltd (Class A) 1,452
947,675 Parex Resources, Inc 15,184
120,106 (b) Parkland Corp 3,367
66,493 (b) Pason Systems, Inc 896
562,872 Patterson-UTI Energy, Inc 5,831
8,080 Paz Oil Co Ltd 731
496,377 Pembina Pipeline Corp 18,418
8,255,682 Permian Resources Corp 133,329
3,412,400 Petro Rio S.A. 26,713
3,348,995 Petroleo Brasileiro S.A. 24,191
4,240,427 Petroleo Brasileiro S.A. (Preference) 28,863
739,713 (a) Petroleum Geo-Services ASA 621
314,280 Petronas Dagangan BHD 1,162
684,562 Petronet LNG Ltd 2,706
124,500 Petroreconcavo S.A. 413
515,500 PetroTal Corp 279
145,256 (b) Peyto Exploration & Development Corp 1,548
298,993 Phillips 66 42,209
342,400 Pingdingshan Tianan Coal Mining Co Ltd 528
555,384 Polski Koncern Naftowy Orlen S.A. 9,331
100,100 (a),(d) Poseidon Concepts Corp 1
166,034 (b) PrairieSky Royalty Ltd 3,156
10,446 (a),(b) Precision Drilling Corp 735
961,500 Prima Marine PCL 225
233,010 (a) ProPetro Holding Corp 2,020
80,168,000 (a) PT Bumi Resources Tbk 381
3,252,100 PT Tambang Batubara Bukit Asam Tbk 487
617,706 PT United Tractors Tbk 828
1,512,648 PTT Exploration & Production PCL 6,251
10,054,809 PTT PCL 8,905
613,843 Qatar Fuel QSC 2,516
2,651,635 Qatar Gas Transport Co Ltd 3,429
59,174,325 Raizen S.A. 31,227
9,846,633 Reliance Industries Ltd 369,117
284,034 (b) Repsol YPF S.A. 4,504
123,390 (a) Rex American Resources Corp 5,625
18,870 Riley Exploration Permian, Inc 534
325,050 (a) Ring Energy, Inc 549
53,410 (a) Sable Offshore Corp 805
936,461 (a) Saipem S.p.A 2,401
37,452 San-Ai Oil Co Ltd 482
2,736,662 Santos Ltd 13,884
339,214 Saras S.p.A. 586
3,079,662 (c) Saudi Arabian Oil Co 22,695
223,667 SBM Offshore NV 3,423
667,422 Schlumberger Ltd 31,489
6,768 Schoeller-Bleckmann Oilfield Equipment AG. 273
23,839 (a) Seadrill Ltd 1,213
234,380 (a) Seadrill Ltd 12,071
181,344 (b) Secure Energy Services, Inc 1,605
2,656,200 Semirara Mining & Power Corp 1,527
205,512 Serica Energy plc 354
50 (a),(d) Serval Integrated Energy Services 0 ^
669,838 Shaanxi Coal Industry Co Ltd 2,374
419,450 (a) Shan XI Hua Yang Group New Energy Co Ltd 575
281,286 Shanxi Lu'an Environmental Energy Development Co Ltd 702
478,499 (a) Shanxi Xishan Coal & Electricity Power Co Ltd 679

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
11,980,225 Shell plc $ 429,706
844,565 Shell plc (ADR) 60,961
3,190,000 Sinopec Kantons Holdings Ltd 1,656
7,350 SK Discovery Co Ltd 202
1,232 SK Gas Ltd 156
27,084 (a) SK Innovation Co Ltd 2,269
258,180 SM Energy Co 11,161
47,920 S-Oil Corp 2,310
90,080 Solaris Oilfield Infrastructure, Inc 773
421,940 (a) Southwestern Energy Co 2,840
102,951 (b) Spartan Delta Corp 303
220,688 Stanmore Resources Ltd 518
1,735,500 Star Petroleum Refining PCL 385
1,629,143 (a),(b) Strike Energy Ltd 303
177,881 Subsea 7 S.A. 3,338
1,727,622 Suncor Energy, Inc 65,857
80,637 (b) Surge Energy, Inc 414
429,217 (b) Tamarack Valley Energy Ltd 1,170
72,630 (a) Tamboran Resources Corp 1,634
51,151,618 (a) Tamboran Resources Ltd 5,801
888,793 (b) TC Energy Corp 33,692
1,516,679 Technip Energies NV 34,074
513,380 TechnipFMC plc 13,425
39,579 (a) Tecnicas Reunidas S.A. 536
582,368 (a) Teekay Corp 5,224
17,550 Tenaris S.A. 270
628,160 (a) Tetra Technologies, Inc 2,173
13,506 Texas Pacific Land Corp 9,917
103,925 TGS Nopec Geophysical Co ASA 1,247
1,456,132 Thai Oil PCL 2,098
107,682 Thungela Resources Ltd 660
75,239 (b) Topaz Energy Corp 1,320
186,253 TORM plc 7,315
3,137,518 Total S.A. 210,069
286,781 Tourmaline Oil Corp 13,007
2,779,340 (a) Transocean Ltd 14,869
1,591,725 (b) Trican Well Service Ltd 5,608
1,049,123 (a),(b) Tullow Oil plc 425
907,926 Turkiye Petrol Rafinerileri AS 4,602
657,361 Ultrapar Participacoes S.A. 2,540
6,476,000 (b) United Energy Group Ltd 253
2,078,872 Valero Energy Corp 325,884
935,924 (a) Vallourec S.A. 14,713
15,626 VERBIO Vereinigte BioEnergie AG. 291
440,754 (b) Veren, Inc 3,476
123,691 (b) Vermilion Energy, Inc 1,362
272,829 (a) Vital Energy, Inc 12,228
151,540 (b) Vitesse Energy, Inc 3,591
3,272,688 (c) Viva Energy Group Ltd 6,846
772 (a) Weatherford International plc 95
473,404 (b) Whitecap Resources, Inc 3,464
796,922 Whitehaven Coal Ltd 4,055
2,448,530 Woodside Energy Group Ltd 46,108
153,350 World Fuel Services Corp 3,956
292,100 (b) Yancoal Australia Ltd 1,284
187,633 Yantai Jereh Oilfield Services Group Co Ltd 904
2,765,503 (b) Yanzhou Coal Mining Co Ltd 3,945
301,653 Yanzhou Coal Mining Co Ltd (Class A) 943
1,118,820 Yinson Holdings BHD 553
TOTAL ENERGY 5,850,550

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.0%
1,661,714 (b) Abacus Property Group $ 1,285
428,598 Abacus Storage King 331
611 Activia Properties, Inc 1,384
481 Advance Logistics Investment Corp 360
1,089 Advance Residence Investment Corp 2,219
207,019 (b) Aedifica S.A. 12,604
1,370 AEON REIT Investment Corp 1,135
166,429 Agree Realty Corp 10,309
396,922 AIMS AMP Capital Industrial REIT 366
132,094 Al Rajhi REIT 291
417,514 Alexander & Baldwin, Inc 7,081
220,620 Alexandria Real Estate Equities, Inc 25,806
50,980 Allied Properties Real Estate Investment Trust 571
16,790 Alpine Income Property Trust, Inc 261
3,578 (b) Altarea SCA 317
602,300 American Assets Trust, Inc 13,479
300,550 American Healthcare REIT, Inc 4,391
1,173,778 (b) American Homes 4 Rent 43,618
1,041,640 American Tower Corp 202,474
440,584 Americold Realty Trust, Inc 11,253
888,721 Apple Hospitality REIT, Inc 12,922
583,200 AREIT, Inc 343
306,451 Arena REIT 789
130,574 Armada Hoffler Properties, Inc 1,448
35,930 Artis Real Estate Investment Trust 168
3,345,378 Ascendas REIT 6,303
2,501,330 Assura plc 1,268
182,295 AvalonBay Communities, Inc 37,715
1,297,996 Axis Real Estate Investment Trust 503
565,957 Balanced Commercial Property Trust Ltd 568
186,244 Big Yellow Group plc 2,754
18,210 Boardwalk REIT 938
107,110 (b) Boston Properties, Inc 6,594
98,270 Braemar Hotels & Resorts, Inc 251
1,401,686 British Land Co plc 7,286
163,950 Brixmor Property Group, Inc 3,786
877,508 Broadstone Net Lease, Inc 13,926
124,376 (c) Brookfield India Real Estate Trust 395
29,199 BSR Real Estate Investment Trust 350
449,058 Bunnings Warehouse Property Trust 1,034
71,378 Camden Property Trust 7,788
71,452 Canadian Apartment Properties REIT 2,322
1,733,761 CapitaLand Ascott Trust 1,117
4,582,373 CapitaMall Trust 6,672
1,047,787 CapitaRetail China Trust 517
118,300 CareTrust REIT, Inc 2,969
46,944 Carmila S.A. 790
802,868 CDL Hospitality Trusts 563
39,010 Centerspace 2,638
604,964 Centuria Capital Group 661
411,051 Centuria Industrial REIT 823
325,189 Centuria Office REIT 240
1,467,040 Charter Hall Group 10,909
510,806 Charter Hall Long Wale REIT 1,106
281,705 Charter Hall Social Infrastructure REIT 445
61,610 Chatham Lodging Trust 525
127,021 Choice Properties Real Estate Investment Trust 1,192
102,580 City Office REIT, Inc 511
130,049 CLS Holdings plc 148
27,236 Cofinimmo 1,641
540 Comforia Residential REIT, Inc 1,068

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
50,940 Community Healthcare Trust, Inc $ 1,191
734,914 Concentradora Fibra Danhos S.A. de C.V. 795
692,540 Corporate Office Properties Trust 17,334
111,419 Cousins Properties, Inc 2,579
496 (b) CRE Logistics REIT, Inc 442
42,203 Crombie Real Estate Investment Trust 393
239,300 Cromwell European Real Estate Investment Trust 359
1,316,575 Cromwell Group 343
920,913 Crown Castle, Inc 89,973
40,919 CT Real Estate Investment Trust 394
59,820 (b) CTO Realty Growth, Inc 1,044
60,198 CubeSmart 2,719
338,366 (b) Custodian Property Income Reit plc 319
1,686 Daiwa House REIT Investment Corp 2,581
450 Daiwa Office Investment Corp 794
1,581 Daiwa Securities Living Investments Corp 1,033
229,240 Derwent London plc 6,549
199,459 Dexus Industria REIT 375
227,786 Dexus Property Group 983
726,800 Digital Core REIT Management Pte Ltd 413
166,623 Digital Realty Trust, Inc 25,335
92,870 Diversified Healthcare Trust 283
103,779 Dream Industrial Real Estate Investment Trust 961
437,000 (a),(d) Eagle Hospitality Trust 4
169,440 Easterly Government Properties, Inc 2,096
242,592 (b) EastGroup Properties, Inc 41,265
685,737 Embassy Office Parks REIT 2,922
1,745,119 Emlak Konut Gayrimenkul Yatirim Ortakligi AS. 519
457,377 Empiric Student Property plc 525
155,780 (b) EPR Properties 6,540
84,175 Equinix, Inc 63,687
664,877 (b) Equites Property Fund Ltd 467
633,710 (a) Equity Commonwealth 12,294
1,190,351 (b) Equity Lifestyle Properties, Inc 77,528
408,921 Equity Residential 28,355
115,908 ESR Kendall Square REIT Co Ltd 388
5,348,962 ESR-LOGOS REIT 1,066
721,484 Essential Properties Realty Trust, Inc 19,992
42,638 (b) Essex Property Trust, Inc 11,606
32,300 (b) Eurocommercial Properties NV 778
140,483 Extra Space Storage, Inc 21,832
933,805 Far East Hospitality Trust 426
122,599 Federal Realty Investment Trust 12,379
1,586,701 (c) FIBRA Macquarie Mexico 2,691
2,456,897 Fibra Uno Administracion S.A. de C.V. 3,019
91,967 First Capital Real Estate Investment Trust 988
203,827 First Industrial Realty Trust, Inc 9,684
1,147,000 Fortune Real Estate Investment Trust 552
167,910 (a) Franklin Street Properties Corp 257
837,577 Frasers Centrepoint Trust 1,313
690,600 Frasers Hospitality Trust 211
2,488,945 Frasers Logistics & Commercial Trust 1,741
370 (b) Frontier Real Estate Investment Corp 1,012
480 Fukuoka REIT Corp 470
297,881 (b) Gaming and Leisure Properties, Inc 13,467
97,565 Gecina S.A. 9,006
904 Global One Real Estate Investment Corp 574
3,315 GLP J-Reit 2,707
711,272 Goodman Group 16,409
903,411 Goodman Property Trust 1,106
1,623,510 GPT Group 4,329
25,439 Granite REIT 1,261

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
8,332,048 Great Portland Estates plc $ 35,292
435,165 Growthpoint Properties Australia Ltd 628
2,546,084 Growthpoint Properties Ltd 1,704
97,862 H&R Real Estate Investment Trust 640
49,040 Hamborner REIT AG. 343
3,273,175 Hammerson plc 1,146
407 Hankyu Reit, Inc 334
198,955 (b) Healthcare Realty Trust, Inc 3,279
321,040 (b) HealthCo REIT 226
621,753 Healthpeak Properties, Inc 12,186
741 Heiwa Real Estate REIT, Inc 609
175,633 HMC Capital Ltd 838
896,843 (a),(d) Home Reit plc 1
12,615,346 HomeCo Daily Needs REIT 9,717
205 (b) Hoshino Resorts REIT, Inc 665
958,761 (b) Host Hotels & Resorts Inc 17,239
529,608 Hudson Pacific Properties, Inc 2,547
1,249 Hulic Reit, Inc 1,135
259,138 Hyprop Investments Ltd 447
32,194 (b) ICADE 796
840 Ichigo Office REIT Investment Corp 432
252,563 Impact Healthcare Reit plc 274
17,745 Independence Realty Trust, Inc 333
1,651 Industrial & Infrastructure Fund Investment Corp 1,300
72,230 (a) Industrial Logistics Properties Trust 266
1,648,286 Ingenia Communities Group 5,237
1,166,553 (b) Inmobiliaria Colonial Socimi S.A. 6,799
4,153 Innovative Industrial Properties, Inc 454
52,779 InterRent Real Estate Investment Trust 459
5,186 (b) Invincible Investment Corp 2,108
450,754 Invitation Homes, Inc 16,178
306,705 Irish Residential Properties REIT plc 298
211,611 Iron Mountain, Inc 18,965
277,657 (a) Is Gayrimenkul Yatirim Ortakligi AS 143
163,994 Jadwa REIT Saudi Fund 499
942 (b) Japan Excellent, Inc 695
3,628 Japan Hotel REIT Investment Corp 1,752
691 Japan Logistics Fund Inc 1,143
657 (b) Japan Prime Realty Investment Corp 1,327
1,088 Japan Real Estate Investment Corp 3,439
4,874 Japan Retail Fund Investment Corp 2,742
148,633 JR Global Reit 429
3,021 Kenedix Realty Investment Corp 2,937
1,067,317 Keppel DC REIT 1,415
1,577,191 Keppel REIT 969
891,971 Killam Apartment Real Estate Investment Trust 11,110
106,166 (b) Kilroy Realty Corp 3,309
1,667,800 Kimco Realty Corp 32,455
227,380 Kite Realty Group Trust 5,089
1,448,954 Kiwi Property Group Ltd 732
296,116 Klepierre 7,906
63,089 Lamar Advertising Co 7,541
69,154 Land Securities Group plc 540
38,180 Lar Espana Real Estate Socimi S.A. 279
1,510 LaSalle Logiport REIT 1,388
1,522,844 Lendlease Global Commercial REIT 628
148,380 Lexington Realty Trust 1,353
2,269,127 Link REIT 8,812
6,047,536 LondonMetric Property plc 14,727
94,286 LOTTE Reit Co Ltd 224
140,650 Mack-Cali Realty Corp 2,110
1,914,727 Macquarie CountryWide Trust 4,133

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,722,747 Mapletree Industrial Trust $ 2,678
2,524,600 Mapletree Logistics Trust 2,397
1,692,400 (b) Mapletree Pan Asia Commercial Trust 1,519
120,391 (b) Medical Properties Trust, Inc 519
70,226 Mercialys S.A 781
279,699 Merlin Properties Socimi S.A. 3,118
7,548 Mid-America Apartment Communities, Inc 1,076
187,809 (c) Mindspace Business Parks REIT 750
12,830 (c) Minto Apartment Real Estate Investment Trust 139
1,629 Mirai Corp 455
3,331,051 Mirvac Group 4,144
400 Mitsubishi Estate Logistics REIT Investment Corp 949
838 Mitsui Fudosan Logistics Park, Inc 2,263
11,269 Montea NV 954
15,438 Morguard North American Residential Real Estate Investment Trust 175
1,260 Mori Hills REIT Investment Corp 1,030
1,899 Mori Trust Sogo Reit, Inc 820
46,340 (b) National Health Investors, Inc 3,139
327,815 National Storage Affiliates Trust 13,513
8,168,996 National Storage REIT 12,522
261,100 (b) NETSTREIT Corp 4,204
49,766 NexPoint Diversified Real Estate Trust 275
21,930 (b) NexPoint Residential Trust, Inc 866
392 Nippon Accommodations Fund, Inc 1,558
1,287 (b) Nippon Building Fund, Inc 4,515
1,912 Nippon ProLogis REIT, Inc 2,984
361 (b) NIPPON REIT Investment Corp 742
3,668 Nomura Real Estate Master Fund, Inc 3,258
86,648 NorthWest Healthcare Properties Real Estate Investment Trust 295
65,526 Omega Healthcare Investors, Inc 2,244
209 (b) One REIT, Inc 333
76,140 Orion Office REIT, Inc 273
2,287 Orix JREIT, Inc 2,266
811,458 PARAGON REIT 512
90,297 Park Hotels & Resorts, Inc 1,353
301,624 Parkway Life Real Estate Investment Trust 778
207,100 Pavilion Real Estate Investment Trust 61
23,940 Peakstone Realty Trust 254
488,620 Pebblebrook Hotel Trust 6,719
520,697 Picton Property Income Ltd 444
199,320 (b) Piedmont Office Realty Trust, Inc 1,445
37,460 Plymouth Industrial REIT, Inc 801
1,098 Premier Investment Co 795
261,408 Primaris REIT 2,536
1,100,598 Primary Health Properties plc 1,274
611,306 ProLogis Property Mexico S.A. de C.V. 1,997
3,434,586 Prologis, Inc 385,738
361,390 PRS REIT PLC 342
142,033 Public Storage, Inc 40,856
106,689 Rayonier, Inc 3,104
245,829 Realty Income Corp 12,985
5,727,752 Redefine Properties Ltd 1,261
478,496 Regency Centers Corp 29,762
910,096 Region RE Ltd 1,270
160,513 Reit  Ltd 591
454,991 Resilient REIT Ltd 1,172
8,018 Retail Estates NV 532
1,096,092 Rexford Industrial Realty, Inc 48,875
166,690 RioCan Real Estate Investment Trust 2,048
639,167 RLJ Lodging Trust 6,155
291,777 Rural Funds Group 388
208,443 Ryman Hospitality Properties, Inc 20,815

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
574,270 (b) Sabra Health Care REIT, Inc $ 8,844
226,565 Safestore Holdings plc 2,197
350 Samty Residential Investment Corp 229
493,300 Sasseur Real Estate Investment Trust 245
41,640 Saul Centers, Inc 1,531
115,393 SBA Communications Corp 22,652
4,397,269 Scentre Group 9,114
117,344 Segro plc 1,328
3,280 Sekisui House Reit, Inc 1,613
176,095 Sella Capital Real Estate Ltd 306
212,710 Service Properties Trust 1,093
4,359,909 Shaftesbury Capital plc 7,672
22,584 Shurgard Self Storage Ltd 873
1,108,171 Simon Property Group, Inc 168,220
347,076 SITE Centers Corp 5,033
101,462 SK REITs Co Ltd 355
57,838 (b) SL Green Realty Corp 3,276
247,792 Slate Grocery REIT 1,983
59,290 SmartCentres Real Estate Investment Trust 953
495 SOSiLA Logistics REIT, Inc 362
816,701 STAG Industrial, Inc 29,450
2,869 Star Asia Investment Corp 1,066
1,275,029 Starhill Global REIT 456
166 Starts Proceed Investment Corp 207
505,973 Stockland Trust Group 1,401
1,429,417 Summit Hotel Properties, Inc 8,562
216,125 Sun Communities, Inc 26,008
21,800 Sunstone Hotel Investors, Inc 228
1,718,100 (b) Suntec Real Estate Investment Trust 1,328
1,202,600 Sunway Real Estate Investment Trust 395
1,008,115 Supermarket Income Reit plc 927
640 Takara Leben Real Estate Investment Corp 396
62,740 Tanger Factory Outlet Centers, Inc 1,701
578,784 Target Healthcare REIT plc 573
15,718 Terreno Realty Corp 930
594,200 TF Administradora Industrial S de RL de C.V. 1,271
722 Tokyu REIT, Inc 701
131,205 (a) Torunlar Gayrimenkul Yatirim Ortakligi AS 216
16,776,441 Tritax Big Box REIT plc 32,801
11,510 (c) Tritax EuroBox plc 9
638,880 UMH Properties, Inc 10,216
278,974 Unite Group plc 3,147
2,422 United Urban Investment Corp 2,150
13,250 Universal Health Realty Income Trust 519
429,085 Urban Logistics REIT plc 637
9,197 Vastned Retail NV 228
504,424 Ventas, Inc 25,857
2,315,895 VICI Properties, Inc 66,327
3,080,304 Vicinity Ltd 3,787
705,481 (b) Vukile Property Fund Ltd 590
377,759 Warehouse REIT plc 385
458,182 Warehouses De Pauw CVA 12,375
474,376 Washington REIT 7,557
516,871 Waypoint REIT Ltd 747
366,012 Welltower, Inc 38,157
29,828 Wereldhave NV 422
571,787 Weyerhaeuser Co 16,233
107,965 Workspace Group plc 809
23,434 (b) Xior Student Housing NV 750
1,991,000 (b) Yuexiu Real Estate Investment Trust 242

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,013,240 Ziraat Gayrimenkul Yatirim Ortakligi AS. $ 242
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,468,379
FINANCIAL SERVICES - 5.9%
106,700 360 Finance, Inc (ADR) 2,105
95,343 360 ONE WAM Ltd 1,119
221,728 3i Group plc 8,546
43,242 (a) Aavas Financiers Ltd 959
1,309,877 Abrdn plc 2,446
219,000 Acom Co Ltd 558
17,008 (a) Aditya Birla Sun Life Asset Management Co Ltd 129
76,920 (a),(c) Adyen NV 91,356
82,200 AEON Financial Service Co Ltd 676
65,800 Aeon Thana Sinsap Thailand PCL 227
23,996 Affiliated Managers Group, Inc 3,749
164,305 (a) Affirm Holdings, Inc 4,964
37,620 AG Mortgage Investment Trust, Inc 250
502,069 (b) AGNC Investment Corp 4,790
263,100 Aiful Corp 625
248,151 AJ Bell plc 1,190
843,932 Al Waha Capital PJSC 346
806,829 Allfunds Group PLC 4,497
229,331 Ally Financial, Inc 9,098
28,624 Alpha Group International plc 820
871,018 Amanat Holdings PJSC 261
48,900 A-Mark Precious Metals, Inc 1,583
2,024,913 American Express Co 468,869
331,800 Ameriprise Financial, Inc 141,742
2,362,290 AMP Ltd 1,715
10,121 Anand Rathi Wealth Ltd 473
34,099 Angel One Ltd 1,061
377,102 (c) Anima Holding S.p.A 1,881
150,488 Annaly Capital Management, Inc 2,868
26,492 Antin Infrastructure Partners S.A. 322
519,228 Apollo Global Management, Inc 61,305
113,230 Aptus Value Housing Finance India Ltd 447
109,452 Ares Management Corp 14,588
195,268 Arzan Financial Group for Financing & Investment KPSC 118
363,608 Ashmore Group plc 780
301,150 (a) AssetMark Financial Holdings, Inc 10,405
177,192 Australian Stock Exchange Ltd 7,070
97,467 (b) Avanza Bank Holding AB 2,361
84,514 AVIC Industry-Finance Holdings Co Ltd 26
83,760 Azimut Holding S.p.A. 1,974
2,297,829 B3 SA-Brasil Bolsa Balcao 4,209
153,000 (a),(c) Bairong, Inc 174
229,274 Bajaj Finance Ltd 19,539
154,283 Bajaj Finserv Ltd 2,934
22,207 Bajaj Holdings & Investment Ltd 2,271
48,146 Banca Generali SpA 1,933
16,093 Banca IFIS S.p.A. 334
1,083,440 Banca Mediolanum S.p.A 11,939
4,311,654 Banco BTG Pactual S.A. - Unit 23,841
1,691,100 Bangkok Commercial Asset Management PCL 344
3,987,216 Bank of New York Mellon Corp 238,794
348,364 (a),(d) BBI EPS Ltd 2
1,529,482 (a) Berkshire Hathaway, Inc 622,193
1,212,540 (a) Beyond Securities PCL 45
1,151,320 (c) BFF Bank S.p.A 10,926
5,541,800 BFI Finance Indonesia Tbk PT 320
145,680 BGC Group, Inc 1,209
193,278 BlackRock, Inc 152,172

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
374,601 Blackstone, Inc $ 46,376
1,432,300 (a) Block, Inc 92,369
332,080 Blue Owl Capital, Inc 5,894
63,400 BOC International China Co Ltd 79
355,400 Bolsa Mexicana de Valores SAB de C.V. 602
195,046 Boursa Kuwait Securities Co KPSC 1,292
207,045 Bridgepoint Group Holdings Ltd 572
323,175 Brightsphere Investment Group, Inc 7,165
308,271 (b) Brookfield Asset Management Ltd 11,736
1,183,113 (a) Brookfield Corp 49,208
51,567 BSE Ltd 1,591
133,756 Bure Equity AB 4,500
148,021 Burford Capital Ltd 1,909
470,500 Bursa Malaysia BHD 881
128,452 Caitong Securities Co Ltd 117
65,294 Can Fin Homes Ltd 715
68,348 (b) Canaccord Financial, Inc 423
144,197 Cannae Holdings, Inc 2,616
288,170 (a) Cantaloupe, Inc 1,902
178 Capital One Financial Corp 25
1,257,000 Capital Securities Corp 972
39,415 Carlyle Group, Inc 1,583
19,626 Cboe Global Markets, Inc 3,338
23,880 (b) Cembra Money Bank AG. 2,037
37,582 Central Depository Services India Ltd 1,072
131,600 Century Leasing System, Inc 1,237
586,854 Chailease Holding Co Ltd 2,770
537,198 Challenger Financial Services Group Ltd 2,503
77,264 Changjiang Securities Co Ltd 51
4,918,379 Charles Schwab Corp 362,435
114,640 Chimera Investment Corp 1,467
647,000 China Bills Finance Corp 311
896,000 China Everbright Ltd 453
1,647,959 China Galaxy Securities Co Ltd 861
172,650 China Galaxy Securities Co Ltd (Class A) 257
43,500 China Great Wall Securities Co Ltd 40
55,000 China International Capital Corp Ltd 224
635,337 (c) China International Capital Corp Ltd 704
167,636 China Merchants Securities Co Ltd 320
100,900 (a),(b),(c),(d) China Renaissance Holdings Ltd 0 ^
9,355 (a) Choice International Ltd 43
76,922 Cholamandalam Financial Holdings Ltd 1,340
167,454 Cholamandalam Investment and Finance Co Ltd 2,853
121,343 (b) CI Financial Corp 1,277
1,011,500 Cielo S.A. 1,019
788,465 CITIC Securities Co Ltd 1,156
338,516 CITIC Securities Co Ltd (Class A) 846
73,888 (c) CMC Markets plc 305
137,468 CME Group, Inc 27,026
124,969 (a) Coinbase Global, Inc 27,772
273,630 Compass Diversified Trust 5,990
1,769,157 Corebridge Financial, Inc 51,518
145,931 Coronation Fund Managers Ltd 288
42,281 (a) Corpay, Inc 11,264
125,776 Creades AB 906
4,558 (a) Credit Acceptance Corp 2,346
55,545 Credit Corp Group Ltd 552
252,900 Credit Saison Co Ltd 5,266
44,826 (a) CreditAccess Grameen Ltd 710
14,441 CRISIL Ltd 736
120,625 CSC Financial Co Ltd 319
1,496,000 CSSC Hong Kong Shipping Co Ltd 302

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
671,443 (a) CVC Capital Partners plc $ 12,321
24,277 Daishin Securities Co Ltd 299
28,638 Daishin Securities Co Ltd PF 308
1,223,200 Daiwa Securities Group, Inc 9,391
17,593 Daou Technology, Inc 241
63,470 Deutsche Bank AG. (Registered) 1,014
148,710 Deutsche Boerse AG. 30,396
102,748 (b),(c) Deutsche Pfandbriefbank AG. 559
106,000 (a) Diamond Biofund, Inc 146
95,142 Discover Financial Services 12,446
69,025 Dongxing Securities Co Ltd 75
38,070 (a) Donnelley Financial Solutions, Inc 2,270
1,429,907 Dubai Financial Market PJSC 494
419,266 East Money Information Co Ltd 608
41,006,865 Edelweiss Financial Services Ltd 31,973
243,519 Edenred 10,328
74,818 EFG International 1,107
399,265 E-Finance for Digital & Financial Investments 214
25,886 eGuarantee, Inc 234
661,776 (a) Egyptian Financial Group-Hermes Holding 271
209,122 Enact Holdings, Inc 6,412
24,300 (a) Enova International, Inc 1,513
437,767 EQT AB 12,834
853,346 Equitable Holdings, Inc 34,868
136,301 Essent Group Ltd 7,659
1,895 Eurazeo 151
8,135 (a) Euronet Worldwide, Inc 842
341,243 (c) Euronext NV 31,623
105,806 Everbright Securities Co Ltd 212
151,226 Evercore Partners, Inc (Class A) 31,520
96,497 EXOR NV 10,080
28,043 Factset Research Systems, Inc 11,449
531,401 Far East Horizon Ltd 346
1,118,533 (a) Fawry for Banking & Payment Technology Services SAE 151
591,014 Fidelity National Information Services, Inc 44,539
55,663 (b) Fiera Capital Corp 319
56,600 Financial Partners Group Co Ltd 791
94,600 FinVolution Group (ADR) 451
155,891 First Capital Securities Co Ltd 109
14,351 (b) First National Financial Corp 373
230,022 FirstCash Holdings, Inc 24,125
2,107,599 FirstRand Ltd 8,939
2,176,032 (a) Fiserv, Inc 324,316
80,107 (a) Five-Star Business Finance Ltd 762
121,989 flatexDEGIRO AG. 1,733
207,014 (a) FleetPartners Group Ltd 492
27,392 (b) Flow Traders 544
577,775 (a) Flywire Corp 9,470
183,100 Founder Securities Co Ltd 194
218,301 Franklin Resources, Inc 4,879
4,109,347 Fuhwa Financial Holdings Co Ltd 4,053
22,453 (a) Fusion Micro Finance Ltd 121
47,700 (a),(b) Futu Holdings Ltd (ADR) 3,129
14,484 Fuyo General Lease Co Ltd 1,109
141,180 GCM Grosvenor, Inc 1,378
635,000 (c) Genertec Universal Medical Group Co Ltd 345
1,625,400 (b) Gentera SAB de C.V. 2,015
528,836 GF Securities Co Ltd 437
168,708 GF Securities Co Ltd (Class A) 282
465,463 Global Payments, Inc 45,010
2,500 GMO Financial Gate, Inc 103
15,901 GMO Financial Holdings, Inc 78

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
32,800 GMO Payment Gateway, Inc $ 1,816
95,713 (b) goeasy Ltd 13,791
420,406 Goldman Sachs Group, Inc 190,158
21,587 GRENKE AG. 475
249,742 Groupe Bruxelles Lambert S.A. 17,782
10,312 Guangzhou Yuexiu Capital Holdings Group Co Ltd 7
28,904 Guolian Securities Co Ltd 38
100,849 Guosen Securities Co Ltd 120
2,407,800 (b) Guotai Junan International Holdings Ltd 185
194,816 Guotai Junan Securities Co Ltd 363
113,154 Guoyuan Securities Co Ltd 94
1,422,773 Haitong Securities Co Ltd 660
250,312 Haitong Securities Co Ltd (Class A) 294
1,330,000 (b),(c) Haitong UniTrust International Leasing Co Ltd 121
61,510 Hamilton Lane, Inc 7,601
123,618 (a) Hanwha Investment & Securities Co Ltd 288
40,964 (c) HDFC Asset Management Co Ltd 1,960
233,291 Helia Group Ltd 600
14,886 Hithink RoyalFlush Information Network Co Ltd 212
26,101 (c) Home First Finance Co India Ltd 323
2,751,599 Hong Kong Exchanges and Clearing Ltd 88,060
155,000 Hotai Finance Co Ltd 537
36,946 Houlihan Lokey, Inc 4,983
220,762 Housing & Urban Development Corp Ltd 742
640,140 (c) Huatai Securities Co Ltd 706
106,634 Huatai Securities Co Ltd (Class A) 181
57,773 HUB24 Ltd 1,783
3,265 (a) Hypoport SE 1,045
68,982 (c) ICICI Securities Ltd 626
1,116 ICRA Ltd 78
914,517 (a) IDFC Ltd 1,338
103,100 iFAST Corp Ltd 546
401,778 (a) IFCI Ltd 296
1,265,702 IG Group Holdings plc 13,110
77,708 (b) IGM Financial, Inc 2,145
158,497 IIFL Finance Ltd 983
54,080 IIFL Securities Ltd 136
47,551 Illimity Bank S.p.A 244
82,749 Impax Asset Management Group plc 396
280,316 Indiabulls Housing Finance Ltd 558
303,865 (c) Indian Energy Exchange Ltd 656
526,758 (a) Indian Renewable Energy Development Agency Ltd 1,197
223,554 Industrial Securities Co Ltd 155
113,079 Industrivarden AB 3,852
765 (b) Industrivarden AB 26
860,724 Infibeam Avenues Ltd 318
578,218 IntegraFin Holdings plc 2,536
75,712 Interactive Brokers Group, Inc (Class A) 9,282
1,618,791 Intercontinental Exchange, Inc 221,596
481,669 Intermediate Capital Group plc 13,209
177,430 (a) International Money Express, Inc 3,698
16,793 Inversiones La Construccion S.A. 143
266,631 Invesco Ltd 3,989
202,924 Investcorp Capital plc 113
286,371 Investec Ltd 2,082
504,284 Investec plc 3,645
72,379 Investment AB Oresund 850
57,004 Investor AB 1,562
430,057 IOOF Holdings Ltd 654
860,464 IP Group plc 452
448,014 Is Yatirim Menkul Degerler AS 541
2,800 iShares Core S&P 500 ETF 1,532

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,014,677 iShares MSCI ACWI ETF $ 114,050
717,637 (b) iShares MSCI Canada Index Fund 26,617
27,500 (b) iShares MSCI EAFE Index Fund 2,154
6,580 (b) iShares Russell 2000 Index Fund 1,335
163,529 Isracard Ltd 545
61,800 (b) J Trust Co Ltd 156
16,725 Jaccs Co Ltd 485
45,749 Jack Henry & Associates, Inc 7,595
198,280 Jackson Financial, Inc 14,724
439,454 Jafco Co Ltd 5,198
236,891 Janus Henderson Group plc 7,986
72,100 Japan Securities Finance Co Ltd 719
264,787 Jefferies Financial Group, Inc 13,176
301,575 JM Financial Ltd 315
549,200 JMT Network Services PCL 198
55,914 JSE Ltd 334
110,214 (c) JTC plc 1,335
6,948 Julius Baer Group Ltd 389
404,358 Jupiter Fund Management plc 392
47,013 Katilimevim Tasarruf Finansman AS. 69
43,358 (a) Kfin Technologies Ltd 363
195,445 (b) Kinnevik AB 1,600
12,174 KIWOOM Securities Co Ltd 1,108
991,346 KKR & Co, Inc 104,329
14,709 Korea Investment Holdings Co Ltd 744
14,303 KRUK S.A. 1,642
423,828 Krungthai Card PCL 469
533,338 L&T Finance Holdings Ltd 1,156
1,079,311 Ladder Capital Corp 12,185
80,329 Lazard, Inc 3,067
283,410 (a) LendingClub Corp 2,398
6,911 (b) Leonteq AG. 172
236,556 LIC Housing Finance Ltd 2,256
88,447 Liontrust Asset Management plc 766
819,463 London Stock Exchange Group plc 97,171
54,999 LPL Financial Holdings, Inc 15,361
152,700 (b) Lufax Holding Ltd (ADR) 362
12,300 M&A Capital Partners Co Ltd 168
106,500 (a),(b) M&A Research Institute Holdings, Inc 2,660
66,988 (b) MA Financial Group Ltd 200
330,602 Macquarie Group Ltd 44,985
139,328 Magellan Financial Group Ltd 777
385,365 Mahindra & Mahindra Financial Services Ltd 1,387
16,874,376 Man Group plc 51,559
413,588 Manappuram Finance Ltd 1,028
6,912 MarketAxess Holdings, Inc 1,386
2,074,170 (a) Marqeta, Inc 11,366
128,900 Marui Co Ltd 1,819
34,143 (c) MAS Financial Services Ltd 120
2,063,945 Mastercard, Inc (Class A) 910,530
92,000 Matsui Securities Co Ltd 480
40,080 Meritz Financial Group, Inc 2,295
2,137 MGIC Investment Corp 46
87,923 Mirae Asset Daewoo Co Ltd 465
700,602 Mitsubishi UFJ Lease & Finance Co Ltd 4,636
122,500 Mizuho Leasing Co Ltd 858
99,654 (a) Molten Ventures plc 461
158,952 Monex Group, Inc 721
38,190 (a) Moneylion, Inc 2,808
116,020 Moody's Corp 48,836
663,769 Morgan Stanley 64,512
18,700 Morningstar, Inc 5,532

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
130,464 Motilal Oswal Financial Services Ltd $ 960
62,557 MSCI, Inc (Class A) 30,137
493,600 Muangthai Capital PCL 581
18,722 Multi Commodity Exchange of India Ltd 879
7,895 Mutares SE & Co KGaA 274
44,408 Muthoot Finance Ltd 955
99,600 Nanjing Securities Co Ltd 105
570,160 Nasdaq Stock Market, Inc 34,358
367,093 National Investments Co KSCP 292
48,490 (a) Nayifat Finance Co 159
263,783 (a) NCR Corp ATM 7,127
220,770 (a) NerdWallet, Inc 3,223
490,329 Netwealth Group Ltd 7,215
368,084 (a),(c) Network International Holdings plc 1,821
21,863 (a),(c) Nexi S.p.A 133
1,083,081 Ngern Tid Lor PCL 544
164,299 Ninety One Ltd 343
224,311 Ninety One plc 475
120,074 (c) Nippon Life India Asset Management Ltd 927
532,194 (a) NMI Holdings, Inc 18,116
28,100 (a) Noah Holdings Ltd (ADR) 271
2,752,000 (a) Nomura Holdings, Inc 15,896
108,809 (b) Nordnet AB publ 2,281
4,977 (a) Nuvama Wealth Management Ltd 295
50,390 Nuvei Corp 1,632
119,593 Okasan Holdings, Inc 596
3,358,416 (a) Omni Bridgeway Ltd 2,464
219,518 (a) One 97 Communications Ltd 1,058
194,796 OneMain Holdings, Inc 9,446
62,440 Onex Corp 4,246
42,304 Optima bank S.A. 545
41,250 Orient Corp 265
196,051 Orient Securities Co Ltd 205
2,423,877 ORIX Corp 53,722
454,177 Osaka Securities Exchange Co Ltd 10,652
2,417,301 OSB Group plc 13,057
262,000 (a),(b) OSL Group Ltd 185
88,688 Oyak Yatirim Menkul Degerler AS. 112
122,930 P10, Inc 1,042
6,068,800 (a) Pacific Strategic Financial Tbk PT 385
2,799,517 (a) Pagseguro Digital Ltd 32,726
400,790 Paisalo Digital Ltd 357
158,226 Paragon Group of Cos plc 1,468
741 Partners Group 949
366,560 Patria Investments Ltd 4,421
507,410 (a) Payoneer Global, Inc 2,811
1,556,502 (a) PayPal Holdings, Inc 90,324
1,756,957 (a) Pensionbee Group plc 3,687
202,171 Pepper Money Ltd 197
164,400 Perella Weinberg Partners 2,671
80,762 Perpetual Trustees Australia Ltd 1,142
118,234 Pinnacle Investment Management Group Ltd 1,110
106,554 Piper Jaffray Cos 24,526
79,588 (a) Piramal Enterprises Ltd 882
378,181 Platinum Asset Mangement Ltd 262
155,511 Plus500 Ltd 4,471
86,280 (a),(c) PNB Housing Finance Ltd 810
64,698 Polar Capital Holdings plc 462
738,401 Poonawalla Fincorp Ltd 3,614
624,045 Power Finance Corp Ltd 3,623
669,000 (a) President Securities Corp 607
3,727 Prudent Corporate Advisory Services Ltd 85

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,075,784 (c) Quilter plc $ 1,633
1,973,180 Ratchthani Leasing PCL 117
46,752 Rathbone Brothers 992
156,156 Ratos AB (B Shares) 530
137,731 Raymond James Financial, Inc 17,025
1,158,619 REC Ltd 7,288
9,540 Regional Management Corp 274
54,149 Reinet Investments S.C.A 1,368
32,581,501 (a) Reliance Strategic Investments Ltd 139,559
412,933 Remgro Ltd 3,089
451,220 (a) Remitly Global, Inc 5,469
11,261 Ricoh Leasing Co Ltd 373
349,380 Rithm Capital Corp 3,812
849,737 (a) Robinhood Markets, Inc 19,298
86,055 (a),(b) Rocket Cos, Inc 1,179
17,817 (a) RR Kabel Ltd 371
517,504 S&P Global, Inc 230,807
103,137 Samsung Securities Co Ltd 2,969
14,604 Saudi Advanced Industries Co 169
19,589 Saudi Tadawul Group Holding Co 1,302
38,717 (a) SBFC Finance Ltd 38
110,107 SBI Cards & Payment Services Ltd 955
1,278,150 SBI Holdings, Inc 32,440
153,200 (a) SDIC Capital Co Ltd 119
72,082 SEI Investments Co 4,663
45,935 (a) Share India Securities Ltd 165
665,244 Shenwan Hongyuan Group Co Ltd 394
39,050 (a),(b) Shift4 Payments, Inc 2,864
6,569 Shinyoung Securities Co Ltd 343
36,465 (a) SHL Finance Co 146
115,117 Shriram Finance Ltd 4,010
771,635 Singapore Exchange Ltd 5,381
105,000 (a) Sinolink Securities Co Ltd 109
159,539 SLM Corp 3,317
27,107,620 Sociedad de Inversiones Oro Blanco S.A. 167
3,695 Societe Fonciere Financiere et de Participations FFP 357
694,410 (a),(b) SoFi Technologies, Inc 4,590
14,746 Sofina S.A. 3,355
125,135 SooChow Securities Co Ltd 102
135,973 Southwest Securities Co Ltd 67
20,048 (a) Spandana Sphoorty Financial Ltd 170
26,571 Sparx Group Co Ltd 283
4,500 SPDR S&P 500 ETF Trust 2,449
130,430 (b) SPDR S&P Biotech ETF 12,092
16,984 (b) Sprott, Inc 704
508,420 Srisawad Corp PCL 475
408,862 St. James's Place plc 2,810
613,637 (b) Starwood Property Trust, Inc 11,622
86,666 State Street Corp 6,413
365,840 StepStone Group, Inc 16,788
70,693 Stifel Financial Corp 5,949
1,318,318 (a) StoneCo Ltd 15,807
49,080 (a) StoneX Group, Inc 3,696
8,624 Strike Co Ltd 248
55,150 (a) Sundaram Finance Ltd 3,100
63,277 Svolder AB 369
8,441 Swissquote Group Holding S.A. 2,658
355,000 (b) SY Holdings Group Ltd 198
160,793 T Rowe Price Group, Inc 18,541
82,553 (b) Tamburi Investment Partners S.p.A. 825
10,866 Tata Investment Corp Ltd 842
371,038 Tel Aviv Stock Exchange Ltd 2,652

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
241,500 Tianfeng Securities Co Ltd $ 72
69,715 (b) Timbercreek Financial Corp 365
256,984 TMX Group Ltd 7,153
337,063 (a) Toast, Inc 8,686
173,480 Tokai Tokyo Securities Co Ltd 622
84,132 Tong Yang Investment Bank 177
618,131 TP ICAP Group plc 1,561
52,180 TPG, Inc 2,163
21,750 Tradeweb Markets, Inc 2,305
1,058,597 Turkiye Sinai Kalkinma Bankasi AS 380
1,599,292 UBS Group AG 47,243
3,118,080 UBS Group AG 91,578
85,600 (a) Up Fintech Holding Ltd (ADR) 360
43,062 UTI Asset Management Co Ltd 517
68,748 (b) UWM Holdings Corp 476
121,650 Van Lanschot Kempen NV 4,883
18,722 Verusa Holding AS. 172
92,850 Victory Capital Holdings, Inc 4,432
261,933 Virtu Financial, Inc 5,880
2,071,326 Visa, Inc (Class A) 543,661
22,109 Vontobel Holding AG. 1,324
223,029 Voya Financial, Inc 15,869
46,735 Warsaw Stock Exchange 562
195,762 Washington H Soul Pattinson & Co Ltd 4,271
1,850,395 (a) Waterland Financial Holdings 918
31,400 (a),(b) WealthNavi, Inc 296
18,674 Wendel 1,651
112,603 Western Securities Co Ltd 96
67,925 Western Union Co 830
7,976 (a) WEX, Inc 1,413
165,710 WisdomTree, Inc 1,642
595,048 (a) Wise plc 5,104
43,564 Woori Investment & Securities Co Ltd 400
159,657 (a),(c) Worldline S.A. 1,740
1,308,357 XP, Inc 23,014
43,577 (c) XTB S.A. 768
8,885,800 (b) Yangzijiang Financial Holding Ltd 2,290
148,400 (a),(b) Yeahka Ltd 190
1,698,000 (c) Yixin Group Ltd 142
199,129 Yulon Finance Corp 916
183,965 Zenkoku Hosho Co Ltd 6,788
113,991 Zheshang Securities Co Ltd 168
196,800 Zhongtai Securities Co Ltd 153
742,137 (a) Zip Co Ltd 716
TOTAL FINANCIAL SERVICES 7,494,423
FOOD, BEVERAGE & TOBACCO - 2.7%
142,298 AAK AB 4,167
69,716 AG. Barr plc 529
217,551 (a) Agrotech Yueksek Teknoloji VE Yatirim AS. 96
253,897 Agthia Group PJSC 415
774,537 Ajinomoto Co, Inc 27,260
15,719 Al Jouf Agricultural Development Co 278
220,028 Almarai Co JSC 3,316
1,937,839 Ambev S.A. 3,955
165,160 Anadolu Efes Biracilik Ve Malt Sanayii AS 1,257
16,111 Angel Yeast Co Ltd 62
859,761 Anheuser-Busch InBev S.A. 49,914
116,728 Anhui Gujing Distillery Co Ltd 1,734
21,514 Anhui Gujing Distillery Co Ltd (Class A) 624
18,717 (a) Anhui Kouzi Distillery Co Ltd 101
29,000 Anhui Yingjia Distillery Co Ltd 229

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
442,226 (b) Arca Continental SAB de C.V. $ 4,337
153,275 Archer-Daniels-Midland Co 9,265
13,272 Ariake Japan Co Ltd 432
3,672,225 (a) Aryzta AG. 6,542
881,247 Asahi Breweries Ltd 31,183
626,225 Associated British Foods plc 19,553
76,223 Austevoll Seafood ASA 589
141,351 (a) Australian Agricultural Co Ltd 137
32,322 Avanti Feeds Ltd 231
279,256 AVI Ltd 1,451
39,816 Bakkafrost P 2,017
642,706 Baladna 231
99,297 Balrampur Chini Mills Ltd 511
110 Barry Callebaut AG. 179
227,536 Bega Cheese Ltd 641
235,700 Beijing Yanjing Brewery Co Ltd 286
1,529 Bell Food Group AG. 441
650,100 Betagro PCL 396
53,080 Bikaji Foods International Ltd 455
17,447 Bombay Burmah Trading Co 423
6,839 (a) Boston Beer Co, Inc (Class A) 2,086
32,300 BrasilAgro-Co Brasileira de Propriedades Agricolas 148
149,140 (a) BRC, Inc 914
477,100 (a) BRF S.A. 1,935
94,458 (a) Britannia Industries Ltd 6,195
64,000 British American Tobacco Malaysia BHD 113
263,966 British American Tobacco plc 8,109
602,292 Britvic plc 8,997
333,697 Bunge Global S.A. 35,629
311,591 C&C Group plc 624
65,400 Calbee, Inc 1,258
73,000 Camil Alimentos S.A. 108
208,100 Carabao Group PCL 376
178,601 Carlsberg AS (Class B) 21,442
118,200 Carlsberg Brewery Malaysia Bhd 469
59,493 CCL Products India Ltd 422
732,926 (a) Celsius Holdings, Inc 41,843
947,800 Century Pacific Food, Inc 520
132,800 Charoen Pokphand Enterprise 432
3,075,531 Charoen Pokphand Foods PCL 1,917
5,959,918 Charoen Pokphand Indonesia Tbk PT 1,847
3,394,021 (c) China Feihe Ltd 1,566
2,300,000 China Foods Ltd 839
4,375,889 (a),(d) China Huishan Dairy Holdings Co Ltd 6
370,000 (a),(d) China Huiyuan Juice Group Ltd 0 ^
1,343,227 China Mengniu Dairy Co Ltd 2,404
3,105,000 (b) China Modern Dairy Holdings Ltd 278
684,357 China Resources Beer Holdings Company Ltd 2,302
5 Chocoladefabriken Lindt & Spruengli AG. 576
22,427 Chongqing Brewery Co Ltd 187
88,277 Cia Cervecerias Unidas S.A. 505
6,973 CJ CheilJedang Corp 1,946
150,732 Cloetta AB 293
3,344,115 Coca-Cola Co 212,853
2,152,278 (a) Coca-Cola Europacific Partners plc 156,836
457,183 Coca-Cola Femsa SAB de C.V. 3,920
4,347 Coca-Cola HBC AG. 148
65,381 Coca-Cola Icecek AS 1,654
105,800 Coca-Cola West Japan Co Ltd 1,326
2,280,000 (a),(b) COFCO Joycome Foods Ltd 484
41,420 Cranswick plc 2,327
15,133 Daesang Corp 309

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
278,975 Danone $ 17,087
143,915 (a) Darling International, Inc 5,289
9,351,312 (b) Davide Campari-Milano NV 88,536
973,437 Diageo plc 30,560
4,879 (a) Dodla Dairy Ltd 59
750,430 (b) Dole plc 9,185
2,585 Dongwon F&B Co Ltd 82
17,000 Dydo Drinco, Inc 283
1,357,962 Eastern Tobacco 514
17,000 Eastroc Beverage Group Co Ltd 504
317,283 Embotelladora Andina S.A. 898
1,710 Emmi AG. 1,690
39,215 (b) Ezaki Glico Co Ltd 1,020
591,100 Farm Fresh Bhd 190
1,562,775 Fevertree Drinks plc 21,414
13,194 First Milling Co 251
1,944,000 First Pacific Co 902
387,000 (b) First Resources Ltd 394
1,615,083 Fomento Economico Mexicano S.A. de C.V. 17,376
708,291 Fomento Economico Mexicano SAB de C.V. (ADR) 76,248
225,461 Foshan Haitian Flavouring & Food Co Ltd 1,068
96,600 Fraser & Neave Holdings Bhd 651
119,195 Fresh Del Monte Produce, Inc 2,604
59,062 (a) Freshpet, Inc 7,642
11,445 Fu Jian Anjoy Foods Co Ltd 117
34,727 Fuji Oil Co Ltd 610
35,732 Fujicco Co Ltd 413
3,382 Fujiya Co Ltd 55
119,396 Futuris Corp Ltd 648
517,600 GFPT PCL (Foreign) 180
155,705 Glanbia plc 3,035
10,475 Godfrey Phillips India Ltd 518
5,525,825 (b) Golden Agri-Resources Ltd 1,100
467,500 Great Wall Enterprise Co Ltd 824
400,724 (a) Greencore Group plc 843
41,836 Grieg Seafood ASA 246
150,016 (b) Gruma SAB de C.V. 2,737
1,108,941 (b) Grupo Bimbo S.A. de C.V. (Series A) 3,916
89,345 Guangdong Haid Group Co Ltd 578
112,464 Gujarat Ambuja Exports Ltd 183
463,790 (a),(b) Hain Celestial Group, Inc 3,205
7,885 (a) Halwani Brothers Co 101
42,064 Harim Holdings Co Ltd 181
172,314 Health & Happiness H&H International Holdings Ltd 197
65,700 Hebei Yangyuan Zhihui Beverage Co Ltd 192
118,532 Heilongjiang Agriculture Co Ltd 203
246,548 Heineken Holding NV 19,433
119,400 Heineken Malaysia Bhd 558
2,408,080 (b) Heineken NV 232,972
138,523 Henan Shuanghui Investment & Development Co Ltd 453
155,090 Hilton Food Group plc 1,762
33,088 (a) Hindustan Foods Ltd 213
22,675 Hite Jinro Co Ltd 349
14,500 Hokuto Corp 172
44,562 House Foods Corp 789
530,600 Ichitan Group PCL 251
26,443 Imperial Tobacco Group plc 677
1,821,709 Indofood CBP Sukses Makmur Tbk PT 1,146
291,423 Inghams Group Ltd 702
49,350 Ingredion, Inc 5,660
332,453 Inner Mongolia Yili Industrial Group Co Ltd 1,181
9,135,000 (a),(d) Inti Agri Resources Tbk PT 0 ^

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,869,106 IOI Corp BHD $ 1,464
424,500 I-TAIL Corp PCL 266
1,260,553 ITC Ltd 6,416
43,000 Ito En Ltd 933
18,940 Itoham Yonekyu Holdings, Inc 507
66,400 Jalles Machado S.A. 81
430,512 (b) Japan Tobacco, Inc 11,658
4,685,000 (a) Japfa Comfeed Indonesia Tbk PT 408
648,582 (a) JBS S.A. 3,744
3,168 JDE Peet's NV 63
65,626 Jiangsu King's Luck Brewery JSC Ltd 417
64,781 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 719
400 JiuGui Liquor Co Ltd 2
13,046 J-Oil Mills, Inc 162
29,964 Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd 93
60,646 Kagome Co Ltd 1,235
10,900 Kameda Seika Co Ltd 288
23,394 Kaveri Seed Co Ltd 262
2,608 Kerry Group plc (Class A) 211
398,483 Keurig Dr Pepper, Inc 13,309
80,397 Kewpie Corp 1,599
142,600 Kikkoman Corp 1,657
160,225 (b) Kirin Brewery Co Ltd 2,070
78,900 Kotobuki Spirits Co Ltd 919
4,306,211 Kraft Heinz Co 138,746
42,521 KRBL Ltd 144
86,802 KT&G Corp 5,546
392,195 Kuala Lumpur Kepong BHD 1,714
62,785 Kweichow Moutai Co Ltd 12,650
150,304 Lamb Weston Holdings, Inc 12,638
2,383 (b) Lassonde Industries, Inc 269
225,195 Leroy Seafood Group ASA 912
61,211 Lian HWA Food Corp 211
671,398 Lien Hwa Industrial Corp 1,413
28 Lindt & Spruengli AG. 327
3,020 Lotte Chilsung Beverage Co Ltd 291
1,838 Lotte Wellfood Co Ltd 244
916 (b) Lotus Bakeries NV 9,447
113,162 LT Foods Ltd 347
77,723 Luzhou Laojiao Co Ltd 1,532
57,700 M Dias Branco S.A. 303
40,700 (a) MamaMancini's Holdings, Inc 274
62,285 Maple Leaf Foods, Inc 1,043
295,678 (a) Marfrig Global Foods S.A. 654
432,841 Marico Ltd 3,181
28,800 Maruha Nichiro Corp 568
36,387 Megmilk Snow Brand Co Ltd 589
286,500 Meihua Holdings Group Co Ltd 395
49,185 MEIJI Holdings Co Ltd 1,064
58,371 Mezzan Holding Co KSCC 137
255,300 Minerva S.A. 305
10,600 Mitsui Sugar Co Ltd 224
5,041,886 Mondelez International, Inc 329,941
3,714,266 (a) Monster Beverage Corp 185,528
57,558 Morinaga & Co Ltd 894
808,226 Morinaga Milk Industry Co Ltd 17,006
18,679 Mowi ASA 310
19,551 Mrs Bectors Food Specialities Ltd 322
281,338 Muyuan Foods Co Ltd 1,687
108,000 Namchow Holdings Co Ltd 195
116,207 (a) National Agriculture Development Co 987
292,959 Nestle India Ltd 8,956

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
54,614 Nestle Malaysia Bhd $ 1,407
2,358,052 Nestle S.A. 240,696
195,005 (a) New Hope Liuhe Co Ltd 245
508,092 Nichirei Corp 11,212
37,897 (b) Nippon Flour Mills Co Ltd 552
67,500 Nippon Meat Packers, Inc 2,027
233,759 Nippon Suisan Kaisha Ltd 1,257
19,122 Nisshin Oillio Group Ltd 577
161,300 Nisshin Seifun Group, Inc 1,862
43,000 Nissin Food Products Co Ltd 1,093
1,807,200 (c) Nongfu Spring Co Ltd 8,584
2,445 NongShim Co Ltd 867
63,745 (b) Oceana Group Ltd 252
19,998 Orion Corp/Republic of Korea 1,335
91,600 Orion Holdings Corp 1,010
4,959 (b) Orior AG. 308
25,073 Orkla ASA 203
706,100 Osotspa PCL 441
1,254 Ottogi Corp 394
2,071,194 PepsiCo, Inc 341,602
351,712 Pernod-Ricard S.A. 47,987
243 Philip Morris CR AS. 159
4,312,821 Philip Morris International, Inc 437,018
91,670 (a) Pilgrim's Pride Corp 3,528
473,541 PPB Group BHD 1,434
1,171,312 Premier Foods plc 2,351
35,854 (b) Premium Brands Holdings Corp 2,470
127,638 Prima Meat Packers Ltd 1,894
1,886,330 (b) Primo Water Corp 41,235
128,194 (b) Primo Water Corp (Toronto) 2,802
409,800 PT Astra Agro Lestari Tbk 135
282,700 PT Gudang Garam Tbk 312
3,631,609 PT Indofood Sukses Makmur Tbk 1,347
730,400 QL Resources Bhd 1,008
463,300 R&B Food Supply PCL 118
60,269 Radico Khaitan Ltd 1,289
37,784 Remy Cointreau S.A. 3,175
12,500 Riken Vitamin Co Ltd 215
459,500 (b) RLX Technology, Inc (ADR) 845
60,708 Rogers Sugar, Inc 248
40,519 Royal Unibrew A.S. 3,214
14,294 S Foods, Inc 259
23,555 Sakata Seed Corp 506
63,671 Salmar ASA 3,339
3,349 Samyang Foods Co Ltd 1,623
2,268 Samyang Holdings Corp 113
124,300 Sao Martinho S.A. 728
89,100 Sappe PCL 246
48,986 Sapporo Holdings Ltd 1,721
217,991 Saputo, Inc 4,895
12,081 Saudia Dairy & Foodstuff Co 1,128
221,335 Savola Group 2,752
2,975,600 (a) Sawit Sumbermas Sarana Tbk PT 186
91,531 (c) Scandinavian Tobacco Group A.S. 1,292
9,280 Schouw & Co 730
151 Seaboard Corp 477
64,142 (a) Shanxi Xinghuacun Fen Wine Factory Co Ltd 1,857
14,300 Shede Spirits Co Ltd 111
14,987 Showa Sangyo Co Ltd 294
529,285 (a) Shree Renuka Sugars Ltd 310
18,001 Sichuan Swellfun Co Ltd 93
1,678,278 Sime Darby Plantation Bhd 1,499

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
24,410 (a) Sinad Holding Co $ 84
172,754 SLC Agricola S.A. 539
1,598,171 (b),(c) Smoore International Holdings Ltd 1,934
329,700 Srinanaporn Marketing PCL 122
263,000 Standard Foods Corp 347
113,500 (a),(b) Star Plus Legend Holdings Ltd 177
42,847 Strauss Group Ltd 633
44,643 Suedzucker AG. 651
17,446 Sula Vineyards Ltd 104
60,641 (a),(b) SunOpta, Inc 326
28,700 Suntory Beverage & Food Ltd 1,019
485,400 Ta Ann Holdings Bhd 392
467,000 (a) Taiwan TEA Corp 316
112,003 Takara Holdings, Inc 762
3,692 Tanmiah Food Co 118
500,692 Tata Consumer Products Ltd 6,578
311,183 Tate & Lyle plc 2,352
2,271,800 Thai Union Group PCL 921
399,230 Thai Vegetable Oil PCL (Foreign) 234
123,646 (b) Tiger Brands Ltd 1,352
61,907 Tilaknagar Industries Ltd 186
1,863,301 Tingyi Cayman Islands Holding Corp 2,245
69,900 Toyo Suisan Kaisha Ltd 4,163
170,724 Treasury Wine Estates Ltd 1,413
118,700 Tres Tentos Agroindustrial S.A. 210
52,366 Triveni Engineering & Industries Ltd 248
589,471 (a) Tsingtao Brewery Co Ltd 3,921
40,993 Tsingtao Brewery Co Ltd (Class A) 410
18,000 (a) Ttet Union Corp 81
62,810 Turning Point Brands, Inc 2,016
136,184 Ulker Biskuvi Sanayi AS 709
1,872,600 Ultrajaya Milk Industry & Trading Co Tbk PT 212
4,249,934 Uni-President Enterprises Corp 10,651
645,900 United Plantations BHD 3,354
252,509 United Spirits Ltd 3,859
735,260 Universal Robina Corp 1,395
395,484 Varun Beverages Ltd 7,713
317,864 Vina Concha y Toro S.A. 371
31,894 (b) Viscofan S.A. 2,091
219,590 (a) Vita Coco Co, Inc 6,116
77,640 (a) Vital Farms, Inc 3,631
636,000 Vitasoy International Holdings Ltd 480
4,110 VST Industries Ltd 197
4,464,694 Want Want China Holdings Ltd 2,699
307,800 (b) Weilong Delicious Global Holdings Ltd 217
366,070 Wens Foodstuffs Group Co Ltd 999
6,969,300 (c) WH Group Ltd 4,587
52,380 (a) Whole Earth Brands, Inc 255
1,595,611 Wilmar International Ltd 3,638
99,321 (a) Wuliangye Yibin Co Ltd 1,746
52,239 Yakult Honsha Co Ltd 936
90,100 Yamazaki Baking Co Ltd 1,860
392,000 Yihai International Holding Ltd 655
74,900 Yihai Kerry Arawana Holdings Co Ltd 282
903,000 (b),(c) Zhou Hei Ya International Holdings Co Ltd 200
13,152 Zydus Wellnes Ltd 281
TOTAL FOOD, BEVERAGE & TOBACCO 3,345,559
HEALTH CARE EQUIPMENT & SERVICES - 4.4%
3,534,601 Abbott Laboratories 367,280
110,343 (a) Acadia Healthcare Co, Inc 7,453
114,250 (a) Accolade, Inc 409

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
102,500 (a),(b) Adicon Holdings Ltd $ 134
168,987 Advanced Medical Solutions Group plc 457
211,512 (a),(b) agilon health, Inc 1,383
232,449 Aier Eye Hospital Group Co Ltd 330
444,000 (b),(c) AK Medical Holdings Ltd 244
65,666 Al Hammadi Holding 814
450,188 Alcon, Inc 40,018
136,700 Alfresa Holdings Corp 1,879
233,195 (a) Align Technology, Inc 56,300
69,270 (a) Alignment Healthcare, Inc 542
147,230 (a) Ambu A.S. 2,834
11,966 (a) Amedisys, Inc 1,098
125,005 AmerisourceBergen Corp 28,164
607,032 Amplifon S.p.A. 21,586
37,800 Amvis Holdings, Inc 540
16,154 (b) Andlauer Healthcare Group, Inc 458
34,000 (b),(c) Angelalign Technology, Inc 247
421,570 (a) Angiodynamics, Inc 2,550
112,705 Ansell Ltd 1,989
188,723 Apollo Hospitals Enterprise Ltd 13,974
721,329 Arjo AB 2,797
109,500 (a),(c) Arrail Group Ltd 72
43,088 As One Corp 770
416,300 Asahi Intecc Co Ltd 5,844
121,167 (c) Aster DM Healthcare Ltd 502
647,897 (a) AtriCure, Inc 14,753
337,015 (c) Attendo AB 1,393
16,100 Autobio Diagnostics Co Ltd 102
250,210 (a) Axogen, Inc 1,811
64,050 (a) Axonics, Inc 4,306
1,076,200 Bangkok Chain Hospital PCL 501
4,634,471 Bangkok Dusit Medical Services PCL 3,347
4,569,500 Bangkok Dusit Medical Services PCL 3,326
372,602 Baxter International, Inc 12,464
516,650 Becton Dickinson & Co 120,746
57,250 (a),(b) Beijing Chunlizhengda Medical Instruments Co Ltd 63
37,744 BioMerieux 3,589
46,270 (a) Bioventus, Inc 266
15,045 BML, Inc 270
3,775,555 (a) Boston Scientific Corp 290,755
743,880 (a),(b) BrightSpring Health Services, Inc 8,450
2,279,880 (a) Brookdale Senior Living, Inc 15,572
248,938 Bumrungrad Hospital PCL 1,675
92,653 Cardinal Health, Inc 9,110
36,288 Carl Zeiss Meditec AG. 2,551
490,110 (a) Centene Corp 32,494
86,865 (a) Certara, Inc 1,203
37,366 (a) Chabiotech Co Ltd 419
5,483 Chemed Corp 2,975
30,700 China National Medicines Corp Ltd 130
723,500 (b) China Resources Medical Holdings Co Ltd 326
4,203,000 Chularat Hospital PCL 298
861,829 Cigna Group 284,895
14,752 Classys, Inc 542
500,000 C-Mer Eye Care Holdings Ltd 178
43,526 Cochlear Ltd 9,608
138,411 Coloplast A.S. 16,639
262,396 CompuGroup Medical SE & Co KgaA 6,705
22,300 Conmed Corp 1,546
4,842,452 (c) ConvaTec Group plc 14,347
119,606 (a) Cooper Cos, Inc 10,442
21,612 Craneware plc 631

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
54,648 CVS Group plc $ 696
569,734 CVS Health Corp 33,648
14,673 Dallah Healthcare Co 622
19,494 (a) DaVita, Inc 2,701
15,196 (a) Demant A.S. 658
228,433 (a),(b) dentalcorp Holdings Ltd 1,376
5,873 Dentium Co Ltd 503
155,947 Dentsply Sirona, Inc 3,885
1,178,830 (a) DexCom, Inc 133,656
804 DiaSorin S.p.A. 80
82,347 (a),(b) Doximity, Inc 2,303
30,870 (c) Dr Lal PathLabs Ltd 1,028
109,510 Dr Sulaiman Al Habib Medical Services Group Co 8,401
6,027 Draegerwerk AG. 322
111,418 EBOS Group Ltd 2,187
11,270 Eckert & Ziegler Strahlen- und Medizintechnik AG. 553
551,439 (a) Edwards Lifesciences Corp 50,936
27,100 Eiken Chemical Co Ltd 379
30,950 (b) El.En. S.p.A 311
290,976 Elekta AB (B Shares) 1,814
975,406 Elevance Health, Inc 528,533
218,300 Encompass Health Corp 18,728
90,440 (a) Enhabit, Inc 807
38,118 (a) Enovis Corp 1,723
120,561 (a) Envista Holdings Corp 2,005
5,186 (b) Equasens 296
1,008,878 Essilor International S.A. 216,791
165,571 (a),(b) Establishment Labs Holdings, Inc 7,524
44,537 (b) Extendicare, Inc 236
124,697 Fagron NV 2,426
970,193 Fisher & Paykel Healthcare Corp 17,758
200,982 Fleury S.A. 540
371,872 Fortis Healthcare Ltd 2,119
645,052 Fresenius Medical Care AG. 24,652
12,541 Fresenius SE 375
11,300 Fukuda Denshi Co Ltd 479
38,283 (c) Galenica AG. 3,135
306,667 GE HealthCare Technologies, Inc 23,895
27,910 (a) GeneDx Holdings Corp 730
7,626 Getinge AB (B Shares) 130
113,114 (a) Glaukos Corp 13,387
66,947 (a) Global Health Ltd 1,049
157,346 (a) Globus Medical, Inc 10,777
39,412 Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd 159
6,938 Guangzhou Kingmed Diagnostics Group Co Ltd 26
364,150 (a) Guardant Health, Inc 10,517
104,700 (b) Gushengtang Holdings Ltd 503
2,033,838 (a),(c) Hapvida Participacoes e Investimentos S.A. 1,393
1,246,500 (a) Hartalega Holdings Bhd 867
459,453 HCA, Inc 147,613
405,363 (a),(b) Healius Ltd 404
41,910 (a) Health Catalyst, Inc 268
237,100 (a) HealthEquity, Inc 20,438
9,030 HealthStream, Inc 252
48,951 (a) Henry Schein, Inc 3,138
1,184,870 (a) Hims & Hers Health, Inc 23,922
66,081 (a) HLB Life Science CO Ltd 393
99,671 (a) HLB, Inc 4,214
16,100 Hogy Medical Co Ltd 397
170,534 (a) Hologic, Inc 12,662
303,496 (a) Hoya Corp 35,491
42,278 Huadong Medicine Co Ltd 162

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
361,729 Humana, Inc $ 135,160
145,200 (a),(b),(c) Hygeia Healthcare Holdings Co Ltd 523
14,891 (a) ICU Medical, Inc 1,768
36,248 (a) IDEXX Laboratories, Inc 17,660
1,391,889 IHH Healthcare Bhd 1,859
91,070 (a) Inari Medical, Inc 4,385
485,943 (a),(b) Inmode Ltd 8,864
21,461 (a) Inspire Medical Systems, Inc 2,872
51,069 (a) Insulet Corp 10,306
134,210 (a) Integer Holdings Corp 15,540
50,184 (a) Integra LifeSciences Holdings Corp 1,462
831,860 (a) Intuitive Surgical, Inc 370,053
37,740 (a) iRhythm Technologies, Inc 4,062
46,600 Japan Lifeline Co Ltd 329
44,436 (a) Jeisys Medical, Inc 414
35,688 Jeol Ltd 1,621
29,450 Jiangsu Yuyue Medical Equipment & Supply Co Ltd 152
1,497,500 (b),(c) Jinxin Fertility Group Ltd 533
18,400 (a) JMDC, Inc 381
47,090 (a) Joint Corp 662
120,466 Jointown Pharmaceutical Group Co Ltd 81
4,825 (a) Jupiter Life Line Hospitals Ltd 75
244,000 (b) Kangji Medical Holdings Ltd 174
721,659 Koninklijke Philips Electronics NV 18,149
1,189,600 Kossan Rubber Industries Bhd 593
3,238,500 KPJ Healthcare Bhd 1,323
35,786 (a),(c) Krishna Institute of Medical Sciences Ltd 894
127,857 Labcorp Holdings, Inc 26,020
237,912 (a) Lantheus Holdings, Inc 19,102
16,113 Lepu Medical Technology Beijing Co Ltd 33
1,231,259 Life Healthcare Group Holdings Ltd 870
3,064,000 (a),(b) Lifetech Scientific Corp 545
329,370 (a) LivaNova plc 18,056
15,779 (a) Lunit, Inc 532
91,000 M3, Inc 871
60,663 Mani, Inc 751
31,803 (a) Masimo Corp 4,005
623,496 Max Healthcare Institute Ltd 7,022
109,714 McKesson Corp 64,077
5,388 (c) Medacta Group S.A. 733
148,700 Mediceo Paltac Holdings Co Ltd 2,267
53,493 Medicover AB 960
4,913,200 Medikaloka Hermina Tbk PT 407
17,400 (a) Medley, Inc 390
197,000 (b),(c) Medlive Technology Co Ltd 188
21,357 (b),(c) Medmix AG. 323
1,647,948 (b) Medtronic plc 129,710
44,084 Menicon Co Ltd 363
131,730 (a) Merit Medical Systems, Inc 11,322
156 Metall Zug AG.(B Shares) 214
24,367 (c) Metropolis Healthcare Ltd 577
146,000 (b) MicroPort NeuroTech Ltd 116
621,700 (b) Microport Scientific Corp 417
34,426 (a) Middle East Healthcare Co 793
47,300 Miraca Holdings, Inc 690
3,295,300 Mitra Keluarga Karyasehat Tbk PT 608
40,401 (a),(c) MLP Saglik Hizmetleri AS. 433
21,681 (a) Molina Healthcare, Inc 6,446
256,124 Mouwasat Medical Services Co 8,259
16,936 Nagaileben Co Ltd 279
52,122 Nakanishi, Inc 825
216,889 (a) Nanosonics Ltd 429

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
57,118 Narayana Hrudayalaya Ltd $ 824
18,636 National Medical Care Co 1,080
1,120,328 Network Healthcare Holdings Ltd 781
220,500 (a),(b),(c),(d) New Horizon Health Ltd 200
123,554 Nihon Kohden Corp 1,788
120,352 Nipro Corp 946
159,379 (a),(d) NMC Health plc 0 ^
77,330 (a) Novocure Ltd 1,325
211,350 Odontoprev S.A. 429
239,568 Olympus Corp 3,867
47,620 (a) Omnicell, Inc 1,289
192,800 (a) Oncoclinicas do Brasil Servicos Medicos S.A. 213
24,830 (a) OptimizeRx Corp 248
555,611 (a) Option Care Health, Inc 15,390
54,440 (a),(b) Orpea S.A. 670
162,760 (a) Orthofix Medical, Inc 2,158
79,670 (a) PACS Group, Inc 2,350
30,644 Paramount Bed Holdings Co Ltd 520
33,885 Pegavision Corp 499
163,640 (a) Pennant Group, Inc 3,795
26,737 (a) Penumbra, Inc 4,812
228,180 (a) PetIQ, Inc 5,034
20,700 (b) PHC Holdings Corp 151
79,000 (a),(d) Pihsiang Machinery Manufacturing Co Ltd 0 ^
23,620 Poly Medicure Ltd 546
462,181 (a) PolyNovo Ltd 749
45,036 Premier, Inc 841
77,960 (a) Privia Health Group, Inc 1,355
46,619 Pro Medicus Ltd 4,427
318,716 (a) Progyny, Inc 9,118
113,396 (a) Project Roadrunner Parent, Inc 1,424
25,300 (a) Pulse Biosciences, Inc 283
42,065 Quest Diagnostics, Inc 5,758
39,375 (a) QuidelOrtho Corp 1,308
382,379 (a) RadNet, Inc 22,530
688,099 Raffles Medical Group Ltd 505
41,762 (a) Rainbow Children's Medicare Ltd 624
38,074 Ramsay Health Care Ltd 1,202
214,176 (c) Rede D'Or Sao Luiz S.A. 1,042
107,066 Resmed, Inc 20,495
16,325 (b) Revenio Group Oyj 480
2,873,300 Riverstone Holdings Ltd 2,050
267,230 (a) RxSight, Inc 16,079
459,007 (a) Ryman Healthcare Ltd 994
309,190 Saudi Chemical Co Holding 929
30,741 SD Biosensor, Inc 219
107,571 (b) Sectra AB 2,465
97,672 Selcuk Ecza Deposu Ticaret ve Sanayi A.S. 134
671,726 Select Medical Holdings Corp 23,551
1,071,882 Shandong Weigao Group Medical Polymer Co Ltd 511
174,000 (a),(b) Shanghai MicroPort MedBot Group Co Ltd 196
68,232 Shanghai Pharmaceuticals Holding Co Ltd - A 179
362,427 Shanghai Pharmaceuticals Holding Co Ltd - H 544
19,707 Shanghai United Imaging Healthcare Co Ltd 297
30,922 Shenzhen Mindray Bio-Medical Electronics Co Ltd 1,237
17,600 Shenzhen New Industries Biomedical Engineering Co Ltd 163
845,803 Ship Healthcare Holdings, Inc 12,536
563,946 (a) SI-BONE, Inc 7,292
358,948 (c) Siemens Healthineers AG. 20,671
241,340 (b) Sienna Senior Living, Inc 2,514
953,625 Sigma Healthcare Ltd 809
465,280 (a) Silk Road Medical, Inc 12,581

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
604,187 Sinopharm Group Co Ltd $ 1,607
792,690 Smith & Nephew plc 9,823
100,087 (a) Solventum Corp 5,293
95,247 Sonic Healthcare Ltd 1,663
10,850 (a) Sonida Senior Living, Inc 298
36,266 Sonova Holdings AG 11,172
200,534 (c) Spire Healthcare Group plc 596
1,145,900 Sri Trang Gloves Thailand PCL 315
73,157 STERIS plc 16,061
6,821 STRATEC SE 333
80,679 Straumann Holding AG. 9,959
456,296 Stryker Corp 155,255
9,200 SUNWELS Co Ltd 152
1,524,701 (a) Supermax Corp Bhd 283
88,030 (a) Surgery Partners, Inc 2,094
29,166 (a),(b) Surgical Science Sweden AB 345
259,800 Suzuken Co Ltd 7,922
105,732 Sysmex Corp 1,707
443,777 (a) Tactile Systems Technology, Inc 5,299
44,000 TaiDoc Technology Corp 229
47,360 (a) Tandem Diabetes Care, Inc 1,908
61,784 (a) Teladoc Health, Inc 604
51,238 Teleflex, Inc 10,777
483,201 (a) Tenet Healthcare Corp 64,280
1,272,675 Terumo Corp 21,108
277,500 Thonburi Healthcare Group PCL 227
38,230 Toho Pharmaceutical Co Ltd 1,003
27,109 Tokai Corp (GIFU) 390
3,615,500 (a) Top Glove Corp Bhd 843
179,950 Uniphar plc 467
2,093,388 UnitedHealth Group, Inc 1,066,079
22,101 Universal Health Services, Inc (Class B) 4,087
38,425 Universal Vision Biotechnology Co Ltd 295
3,780 Utah Medical Products, Inc 253
497,011 (a) Veeva Systems, Inc 90,958
156,500 (a),(c),(d) Venus MedTech Hangzhou, Inc 0 ^
58,720 (a) Viemed Healthcare, Inc 385
46,530 Vijaya Diagnostic Centre Pvt Ltd 418
100,928 (a),(b) Vimian Group AB 327
27,000 Visco Vision, Inc 233
174,279 (a) Well Health Technologies Corp 600
36,844 Won Tech Co Ltd 213
134,211 (a),(b) Xvivo Perfusion AB 5,250
429,900 (a),(b),(c) Yidu Tech, Inc 209
3,333 Ypsomed Holding AG. 1,489
176,275 Zimmer Biomet Holdings, Inc 19,131
162,500 (a),(c) Zylox-Tonbridge Medical Technology Co Ltd 207
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,483,751
HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
7,340 Aekyung Industrial Co Ltd 111
24,480 Amorepacific Corp 2,963
23,585 AMOREPACIFIC Group 552
2,346 (a) APR Corp 670
642,719 Beiersdorf AG. 94,072
420,131 (a) BellRing Brands, Inc 24,006
68,200 (a) Best World International Ltd 125
502,000 (c) Blue Moon Group Holdings Ltd 133
97,383 By-health Co Ltd 181
2,576 (a) C&C International Corp 253
29,875 (a) Chlitina Holding Ltd 148
243,923 Church & Dwight Co, Inc 25,290

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
173,993 Clorox Co $ 23,745
677,696 Colgate-Palmolive Co 65,764
119,533 Colgate-Palmolive India Ltd 4,071
6,686 Cosmax, Inc 942
302,104 (a) Coty, Inc 3,027
445,731 Dabur India Ltd 3,208
10,730 (b) Earth Chemical Co Ltd 321
113,717 EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS 179
50,167 (a) elf Beauty, Inc 10,571
164,635 Emami Ltd 1,359
50,900 Energizer Holdings, Inc 1,504
17,710 Essity AB 453
972,905 Estee Lauder Cos (Class A) 103,517
77,300 (a),(b) euglena Co Ltd 261
62,684 (b) Fancl Corp 1,073
266,600 (c) Giant Biogene Holding Co ltd 1,560
2,999 Gillette India Ltd 261
351,925 Godrej Consumer Products Ltd 5,796
90,000 Grape King Bio Ltd 426
32,976,066 Haleon plc 134,170
1,639,483 (b) Haleon plc (ADR) 13,542
657,136 Hengan International Group Co Ltd 2,001
20,417 Henkel KGaA 1,606
162,425 Henkel KGaA (Preference) 14,462
341,966 Hindustan Lever Ltd 10,131
74,570 (a) Honasa Consumer Ltd 387
96,770 (a) Honest Co, Inc 283
27,210 (a) Hyundai Bioscience Co Ltd 363
33,834,000 Industri Jamu Dan Farmasi Sido Muncul Tbk PT 1,601
18,537 Inter Parfums S.A. 758
29,205 Intercos S.p.A 473
34,897 (b),(c) Jamieson Wellness, Inc 740
126,668 Jyothy Labs Ltd 654
392,122 (b) Kao Corp 15,876
1,556,539 Kenvue, Inc 28,298
1,282,918 Kimberly-Clark de Mexico S.A. de C.V. (Class A) 2,219
36,900 (b) Kobayashi Pharmaceutical Co Ltd 1,198
12,171 Kolmar Korea Co Ltd 627
24,000 Kose Corp 1,524
7,675 LG Household & Health Care Ltd 1,917
187,000 (b) Lion Corp 1,457
281,396 L'Oreal S.A. 123,861
123,472 Mandom Corp 929
318,934 (a) Microbio Co Ltd 407
21,298 Milbon Co Ltd 440
713,264 Natura & Co Holding S.A. 1,983
30,600 Noevir Holdings Co Ltd 1,073
90,860 (a),(b) Olaplex Holdings, Inc 140
54,477 (a),(b) Ontex Group NV 473
3,381 (b) Pharmanutra S.p.A 173
92,600 (b) Pigeon Corp 837
1,164,500 (b) Pola Orbis Holdings, Inc 9,457
3,111,763 Procter & Gamble Co 513,192
6,257,510 PT Unilever Indonesia Tbk 1,152
855,428 (a) Puig-Group SL 23,911
181,745 PZ Cussons plc 226
22,005 Reckitt Benckiser Group plc 1,190
152,590 Rohto Pharmaceutical Co Ltd 3,194
23,816 Sarantis S.A. 274
42,200 (b) Shanghai Chicmax Cosmetic Co Ltd 224
337,690 Shiseido Co Ltd 9,624
84,000 TCI Co Ltd 404

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
339,469 Uni-Charm Corp $ 10,909
8,185 Unilever plc 449
4,773,378 Unilever plc 261,998
29,100 (b) YA-MAN Ltd 149
15,300 Yunnan Botanee Bio-Technology Group Co Ltd 102
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,577,600
INSURANCE - 3.1%
252,289 Admiral Group plc 8,337
1,324,701 Aegon NV 8,191
82,405 Aflac, Inc 7,360
5,221 Ageas S.A. 238
14,352,043 AIA Group Ltd 97,102
31,029 (a) Al Rajhi Co for Co-operative Insurance 1,558
351,277 Allianz AG. 97,561
602,840 Allstate Corp 96,249
2,435,474 Alm Brand AS 4,834
36,836 (a) AMBAC Financial Group, Inc 472
48,813 American Financial Group, Inc 6,005
3,935,336 American International Group, Inc 292,159
154,102 Anadolu Sigorta 505
214,136 Aon plc 62,866
1,696,775 (a) Arch Capital Group Ltd 171,188
349,778 ASR Nederland NV 16,652
34,139 Assicurazioni Generali S.p.A. 850
39,220 Assurant, Inc 6,520
76,110 Assured Guaranty Ltd 5,872
307,518 AUB Group Ltd 6,468
4,440,494 Aviva plc 26,746
2,493,827 AXA S.A. 81,726
597,387 Axis Capital Holdings Ltd 42,205
1,458 Baloise Holding AG. 257
449,200 Bangkok Life Assurance PCL 230
1,724,800 Bangkok Life Assurance PCL 882
587,846 BB Seguridade Participacoes S.A. 3,463
4,567,598 Beazley plc 40,796
502 (a) Brighthouse Financial, Inc 22
39,214 Brookfield Reinsurance Ltd 1,632
10,627 Brown & Brown, Inc 950
70,468 Bupa Arabia for Cooperative Insurance Co 4,827
485,000 Caixa Seguridade Participacoes S 1,242
3,928,215 Cathay Financial Holding Co Ltd 7,134
225,000 Central Reinsurance Co Ltd 179
6,498,435 (a) China Development Financial Holding Corp 3,020
1,487,532 China Insurance International Holdings Co Ltd 1,516
6,734,790 China Life Insurance Co Ltd 9,503
174,075 China Life Insurance Co Ltd (Class A) 742
400,300 (a) China Pacific Insurance Group Co Ltd - A 1,530
2,343,409 China Pacific Insurance Group Co Ltd - H 5,703
565,969 Chubb Ltd 144,367
1,198 Cincinnati Financial Corp 141
51,184 (a) Clal Insurance Enterprises Holdings Ltd 723
209 CNA Financial Corp 10
60,470 Co for Cooperative Insurance 2,330
86,196 (b) Coface S.A. 1,200
3,630,000 (a),(b),(d) Convoy Global Holdings Ltd 5
837,266 Dai-ichi Life Holdings, Inc 22,422
63,515 Definity Financial Corp 2,088
390,800 Dhipaya Group Holdings PCL 287
1,017,989 Direct Line Insurance Group plc 2,581
442,936 Discovery Ltd 3,279
40,841 Dongbu Insurance Co Ltd 3,384

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
239,646 Employers Holdings, Inc $ 10,216
343,350 Everest Re Group Ltd 130,823
19,851 Fairfax Financial Holdings Ltd 22,583
563,540 (b) Fidelis Insurance Holdings Ltd 9,191
941,417 Fidelity National Financial, Inc 46,525
775 First American Financial Corp 42
5,400 FP Partner, Inc 99
6,568,451 Fubon Financial Holding Co Ltd 16,041
216,462 Gallagher (Arthur J.) & Co 56,131
65,487 Gjensidige Forsikring ASA 1,169
529,885 Globe Life, Inc 43,599
259,130 (b) Great-West Lifeco Inc 7,560
1,283,172 (a) Hamilton Insurance Group Ltd 21,365
134,431 Hannover Rueckversicherung AG. 34,030
23,603 Hanover Insurance Group, Inc 2,961
579,336 Hanwha General Insurance Co Ltd 2,098
1,741,434 Hanwha Life Insurance Co Ltd 3,779
84,301 Harel Insurance Investments & Financial Services Ltd 674
219,076 Hartford Financial Services Group, Inc 22,026
816,353 (c) HDFC Life Insurance Co Ltd 5,820
1,208 Helvetia Holding AG. 163
769,182 Hiscox Ltd 11,165
28,050 Horace Mann Educators Corp 915
266,155 Hyundai Marine & Fire Insurance Co Ltd 6,651
92,004 iA Financial Corp, Inc 5,778
184,997 (c) ICICI Lombard General Insurance Co Ltd 3,962
307,115 (c) ICICI Prudential Life Insurance Co Ltd 2,226
2,166,424 Insurance Australia Group Ltd 10,270
162,441 Intact Financial Corp 27,074
44,853 (a) IRB-Brasil Resseguros S.A. 254
178,183 James River Group Holdings Ltd 1,377
1,861,994 Japan Post Holdings Co Ltd 18,508
176,600 Japan Post Insurance Co Ltd 3,435
848,876 Just Group plc 1,127
44,635 Kemper Corp 2,648
169 Kinsale Capital Group, Inc 65
84,754 Korean Reinsurance Co 491
392,046 Lancashire Holdings Ltd 3,043
7,564,772 Legal & General Group plc 21,662
281,710 (a) Lemonade, Inc 4,648
46,600 (a),(b) Lifenet Insurance Co 524
169,201 Lincoln National Corp 5,262
485,270 (a),(b) Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros 601
1,428 Loews Corp 107
1,625,496 Mandatum Holding Oy 7,259
1,676,698 Manulife Financial Corp 44,649
701,164 (b) Mapfre S.A. 1,617
1,339,714 Marsh & McLennan Cos, Inc 282,305
199,885 (a) Max Financial Services Ltd 2,327
2,507,255 Medibank Pvt Ltd 6,214
38,179 (a) Mediterranean and Gulf Cooperative Insurance and Reinsurance Co 282
17,084 Menora Mivtachim Holdings Ltd 409
385,933 Mercuries & Associates Holding Ltd 197
2,277,132 Mercuries Life Insurance Co Ltd 515
221,230 Mercury General Corp 11,756
2,723,634 Metlife, Inc 191,172
271,915 Migdal Insurance & Financial Holdings Ltd 303
1,174,953 Mitsui Sumitomo Insurance Group Holdings, Inc 26,232
977,791 Momentum Metropolitan Holdings 1,231
170,174 Muenchener Rueckver AG. 85,079
142,265 New China Life Insurance Co Ltd - A 586
962,465 New China Life insurance Co Ltd - H 1,831

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
380,094 nib holdings Ltd $ 1,853
970,478 NN Group NV 45,106
4,096,133 Old Mutual Ltd 2,789
177,319 Old Republic International Corp 5,479
1,355,471 (a) Oscar Health, Inc 21,444
718,558 OUTsurance Group Ltd 1,833
9,718,600 (a) Panin Financial Tbk PT 181
246,584 (a) PB Fintech Ltd 4,131
9,693,388 People's Insurance Co Group of China Ltd 3,321
806,515 People's Insurance Co Group of China Ltd (Class A) 570
41,169 Phoenix Group Holdings plc 271
129,440 Phoenix Holdings Ltd 1,177
6,239,556 (a) PICC Property & Casualty Co Ltd 7,736
5,976,476 Ping An Insurance Group Co of China Ltd 27,077
6,094,664 Ping An Insurance Group Co of China Ltd (Class A) 34,601
448,127 (c) Poste Italiane S.p.A 5,702
523,295 (b) Power Corp of Canada 14,543
508,567 Powszechny Zaklad Ubezpieczen S.A. 6,493
43,235 Primerica, Inc 10,229
1,848 Principal Financial Group 145
1,316,677 Progressive Corp 273,487
42,413 Protector Forsikring ASA 1,019
1,630 Prudential Financial, Inc 191
7,291,839 Prudential plc 66,115
1,364,831 QBE Insurance Group Ltd 15,755
163,400 (b) Qualitas Controladora SAB de C.V. 1,661
206,652 Reinsurance Group of America, Inc (Class A) 42,419
81,993 (a) Religare Enterprises Ltd 235
129,326 RenaissanceRe Holdings Ltd 28,906
312 RLI Corp 44
70,233 Ryan Specialty Holdings, Inc 4,067
138,021 (b) Sampo Oyj 5,952
26,420 Samsung Fire & Marine Insurance Co Ltd 7,432
68,675 Samsung Life Insurance Co Ltd 4,393
1,487,497 Sanlam Ltd 6,616
28,839 Santam Ltd 516
28,510 (a) Saudi Reinsurance Co 213
388,812 (c) SBI Life Insurance Co Ltd 6,951
116,515 SCOR SE 2,953
53,830 (b) Selective Insurance Group, Inc 5,051
876,251 (a) Selectquote, Inc 2,418
11,242,866 Shin Kong Financial Holding Co Ltd 3,407
105,000 Shinkong Insurance Co Ltd 311
238,293 (a) Skyward Specialty Insurance Group, Inc 8,621
2,481,104 Sompo Holdings, Inc 53,154
463,525 (a) Star Health & Allied Insurance Co Ltd 3,104
2,402,525 Steadfast Group Ltd 9,860
2,498,215 Storebrand ASA 25,505
538,875 Sun Life Financial, Inc 26,423
1,159,960 Suncorp-Metway Ltd 13,414
28,544 Swiss Life Holding 20,949
9,288 Swiss Re AG. 1,152
248,500 Syarikat Takaful Malaysia Keluarga Bhd 196
451,200 T&D Holdings, Inc 7,881
62,806 Talanx AG. 5,005
93,757 Tiptree, Inc 1,546
1,709,585 Tokio Marine Holdings, Inc 64,245
200,905 Tongyang Life Insurance Co Ltd 1,140
92,339 Topdanmark AS. 4,877
258,200 TQM Alpha PCL 194
168,776 Travelers Cos, Inc 34,319
40,962 (a) Trisura Group Ltd 1,239

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
278,640 (a),(b) Trupanion, Inc $ 8,192
1,342,803 Tryg A.S. 29,338
168,799 Turkiye Sigorta AS 405
1,211,886 Unipol Gruppo S.p.A 12,019
86,438 Uniqa Versicherungen AG. 734
12,200 United Fire Group, Inc 262
206,790 (a),(b) United Insurance Holdings Corp 2,182
70,170 Universal Insurance Holdings, Inc 1,316
452,483 Unum Group 23,126
27,691 Vienna Insurance Group AG Wiener Versicherung Gruppe 905
118,052 W.R. Berkley Corp 9,277
28,443 (a) Walaa Cooperative Insurance Co 219
19 White Mountains Insurance Group Ltd 35
257,496 Willis Towers Watson plc 67,500
16,546 Wuestenrot & Wuerttembergische AG. 233
503,300 (a),(b),(c) ZhongAn Online P&C Insurance Co Ltd 874
445,984 Zurich Insurance Group AG 237,574
TOTAL INSURANCE 3,892,569
MATERIALS - 4.2%
137,648 Aarti Industries Ltd 1,131
39,449 Aarti Pharmalabs Ltd 288
1,116,727 Abou Kir Fertilizers & Chemical Industries 1,363
134,937 Acerinox S.A. 1,405
60,438 ADEKA Corp 1,222
45,110 Advanced Enzyme Technologies Ltd 206
7,131 Advanced Nano Products Co Ltd 604
97,430 (a) Advanced Petrochemical Co 1,001
87,812 AECI Ltd 520
12,475 Aekyung Chemical Co Ltd 118
76,786 African Rainbow Minerals Ltd 958
66,625 Afrimat Ltd 259
15,643 AGI Greenpac Ltd 132
419,214 (b) Agnico Eagle Mines Ltd 27,417
427,290 Agnico-Eagle Mines Ltd 27,948
38,752 Aica Kogyo Co Ltd 845
530,158 Air Liquide 91,499
44,652 Air Products & Chemicals, Inc 11,522
148,800 Air Water, Inc 2,022
27,656 Akcansa Cimento AS 121
11,382 Akzo Nobel India Ltd 387
24,063 Akzo Nobel NV 1,467
30,883 Al Masane Al Kobra Mining Co 531
676,818 Alamos Gold, Inc 10,617
54,596 (b) Albemarle Corp 5,215
177,288 Alcoa Corp 7,053
70,378 Algoma Steel Group, Inc 488
14,012 Alkyl Amines Chemicals 358
66,800 (a) Allegheny Technologies, Inc 3,704
442,851 Alleima AB 2,874
33,000 Allied Supreme Corp 432
292,100 (a),(b) Alpek SAB de C.V. 212
458,332 (a),(b) Alpha HPA Ltd 264
31,177 (b) Altius Minerals Corp 483
57,606 (b) Altri SGPS S.A. 332
28,369 (a) Alujain Corp 309
1,491,972 Alumina Ltd 1,670
1,765,964 Aluminum Corp of China Ltd 1,203
2,033,987 Aluminum Corp of China Ltd (Class A) 2,132
507,759 Ambuja Cements Ltd 4,072
92 Amcor plc 1
307,820 (b) American Vanguard Corp 2,647

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
24,579 (b) AMG Advanced Metallurgical Group NV $ 408
5,660,500 (a) Amman Mineral Internasional PT 3,798
42,425 (b) Anglo American Platinum Ltd 1,397
3,423,869 Anglo American plc 108,196
527,029 AngloGold Ashanti UK Ltd 13,285
561,565 Anhui Conch Cement Co Ltd 1,336
91,645 Anhui Conch Cement Co Ltd (Class A) 297
419,862 Antofagasta plc 11,158
18,784 Anupam Rasayan India Ltd 172
35,948 APERAM S.A. 929
140,187 APL Apollo Tubes Ltd 2,611
104 Aptargroup, Inc 15
160,261 Arabian Cement Co 1,221
207,472 ArcelorMittal S.A. 4,753
29,351 Archean Chemical Industries Ltd 235
107,787 (b) Ardagh Metal Packaging S.A. 366
58,034 ARE Holdings, Inc 759
263,353 Arkema 22,949
1,121,808 Asahi Kasei Corp 7,203
8,700 Asahi Organic Chemicals Industry Co Ltd 284
23,754 Ashland, Inc 2,245
916,044 Asia Cement Corp 1,238
12,981 (a),(d) Asia Pacific Investment Partners Limited 0 ^
369,000 Asia Polymer Corp 199
328,156 Asian Paints Ltd 11,458
71,249 Atalaya Mining plc 391
12,057 Atul Ltd 936
25,534 (b) Aurubis AG. 2,003
19,371 Avery Dennison Corp 4,235
333,686 Avient Corp 14,565
3,056,195 (a),(b),(d) AVZ Minerals Ltd 20
1,512,273 (a) Axalta Coating Systems Ltd 51,674
86,583 (a) Aya Gold & Silver, Inc 859
994,378 (b) B2Gold Corp 2,668
11,265 Balaji Amines Ltd 309
16,978 Ball Corp 1,019
2,954,680 Baoshan Iron & Steel Co Ltd 2,701
23,064,465 Barito Pacific Tbk PT 1,392
1,503,954 Barrick Gold Corp 25,087
10,963 BASF India Ltd 668
870,925 BASF SE 42,103
63,899 (a) Baticim Bati Anadolu Cimento Sanayii AS 320
12,753 Bayer CropScience Ltd 1,027
30,400 Beijing Oriental Yuhong Waterproof Technology Co Ltd 52
28,281 Bekaert S.A. 1,182
895,942 (a) Bellevue Gold Ltd 1,066
20,163,000 (a) Berkah Beton Sadaya Tbk PT 12
69,950 Berry Global Group, Inc 4,117
7,169,483 BHP Billiton Ltd 204,918
294,583 BHP Group Ltd 8,396
176,251 Billerud AB 1,632
4,000 (a),(b),(d) Bio On Spa 0 ^
28,588 Birla Corp Ltd 547
372,966 BlueScope Steel Ltd 5,063
9,326 Boliden AB 300
75,802 Borregaard ASA 1,366
294,305 Boubyan Petrochemicals Co KSCP 569
207,700 Bradespar S.A. 688
17,900 Bradespar S.A. 57
220,551 Breedon Group plc 1,073
61,328 Brickworks Ltd 1,069
75,128 Buzzi Unicem S.p.A. 3,025

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
41,300 C Uyemura & Co Ltd $ 2,869
488,266 (a) Calibre Mining Corp 642
333,959 (a) Canfor Corp 3,542
9,490 Canmax Technologies Co Ltd 22
45,797 (a) CAP S.A. 288
244,245 (a) Capricorn Metals Ltd 777
429,265 (a),(b) Capstone Copper Corp 3,044
85,783 Carborundum Universal Ltd 1,715
76,310 Carpenter Technology Corp 8,362
58,955 Cascades, Inc 389
312,228 Castrol India Ltd 749
23,397 Cathay Biotech, Inc 146
127,848 CCL Industries 6,723
819,520 Celanese Corp (Series A) 110,545
116,819 Cementir Holding NV 1,166
378,424 Cementos Argos S.A. 759
12,683,230 Cemex S.A. de C.V. 8,118
864,482 Centamin plc 1,321
171,214 Centerra Gold, Inc 1,151
595,225 Central Asia Metals plc 1,516
138,000 Century Iron & Steel Industrial Co Ltd 1,284
45,282 Century Plyboards India Ltd 414
41,481 Century Textiles & Industries Ltd 1,150
26,158 CF Industries Holdings, Inc 1,939
138,584 Chambal Fertilisers and Chemicals Ltd 841
302,661 Champion Iron Ltd 1,283
6,664,200 Chandra Asri Pacific Tbk PT 3,754
59,219 (a) Chemplast Sanmar Ltd 378
632,000 Cheng Loong Corp 556
10,400 Chengxin Lithium Group Co Ltd 19
350,880 Chia Hsin Cement Corp 198
29,700 Chifeng Jilong Gold Mining Co Ltd 66
1,448,000 China BlueChemical Ltd 412
1,215,105 (b) China Hongqiao Group Ltd 1,834
101,429 China Jushi Co Ltd 154
1,236,000 China Man-Made Fiber Corp 310
150,000 China Metal Products 217
3,323,614 China Molybdenum Co Ltd 3,033
985,744 China Molybdenum Co Ltd (Class A) 1,150
1,970,276 China National Building Material Co Ltd 704
1,100,000 (a) China Nonferrous Mining Corp Ltd 957
91,329 China Northern Rare Earth Group High-Tech Co Ltd 216
1,444,000 China Oriental Group Co Ltd 212
2,855,000 China Petrochemical Development Corp 911
68,800 China Rare Earth Resources And Technology Co Ltd 240
1,758,000 China Resources Cement Holdings Ltd 310
706,000 (b) China Risun Group Ltd 269
110,000 China Steel Chemical Corp 367
4,917,568 China Steel Corp 3,499
2,549,251 China XLX Fertiliser Ltd 1,266
4,462,240 (a),(b),(d) China Zhongwang Holdings Ltd 6
23,078 Chugoku Marine Paints Ltd 293
512,000 Chun Yuan Steel Industry Co Ltd 319
4,030 Chunbo Co Ltd 209
712,000 Chung Hung Steel Corp 471
328,000 Chung Hwa Pulp Corp 217
123,476 (a) Cia Brasileira de Aluminio 154
94,400 Cia de Ferro Ligas da Bahia FERBASA 136
209,460 Cia de Minas Buenaventura S.A. (ADR) (Series B) 3,550
259,223 Cia Siderurgica Nacional S.A. 599
300,629 Cimsa Cimento Sanayi VE Ticaret AS. 287
125,900 Citic Pacific Special Steel Group Co Ltd 235
51,901 City Cement Co 268
7,915 Clariant AG. 125

SHARES DESCRIPTION
REFERENCERATE & SPREAD
20,523 Clean Science & Technology Ltd $ 352
332,709 (a) Cleveland-Cliffs, Inc 5,120
22,920 CNGR Advanced Material Co Ltd 98
328,876 Commercial Metals Co 18,085
86,132 (a) Companhia Vale do Rio Doce 5
1,103,113 (a) Constellium SE 20,794
41,611 Corbion NV 831
95,978 Coromandel International Ltd 1,841
626,223 (c) Coronado Global Resources, Inc 493
3,904,125 Corteva, Inc 210,589
28,489 (b) Corticeira Amorim SGPS S.A. 275
21,928 (a) Cosmochemical Co Ltd 442
192,727 (c) Covestro AG. 11,297
63,000 CPMC Holdings Ltd 56
1,375,366 CRH plc 103,125
175,956 CRH plc 13,039
62,385 Croda International plc 3,104
1,037,662 Crown Holdings, Inc 77,192
220,100 CSG Holding Co Ltd 73
1,389,200 D&L Industries, Inc 141
186,700 Daicel Chemical Industries Ltd 1,798
92,755 Daido Steel Co Ltd 859
26,300 Daiki Aluminium Industry Co Ltd 209
60,701 (b) Dainippon Ink and Chemicals, Inc 1,155
66,699 (b) Daio Paper Corp 369
73,330 (a) Dakota Gold Corp 187
1,350,015 (a) De Grey Mining Ltd 1,024
48,522 Deepak Fertilisers & Petrochemicals Corp Ltd 393
50,736 Deepak Nitrite Ltd 1,521
61,049 Denki Kagaku Kogyo KK 823
1,995,633 Deterra Royalties Ltd 5,295
335,310 Dexco S.A. 394
6,060 (a) Dhanuka Agritech Ltd 123
25,466 Dongjin Semichem Co Ltd 734
25,243 Dongkuk Steel Mill Co Ltd 179
8,002 (a) Dongwha Enterprise Co Ltd 87
3,372 Dongwon Systems Corp 114
1,080,000 (b) Dongyue Group Ltd 1,173
1,899 (a),(b) Dottikon Es Holding AG. 532
433,105 (b) Dow, Inc 22,976
42,679 DOWA HOLDINGS CO Ltd 1,526
385,527 DRDGOLD Ltd 334
1,080,890 DS Smith plc 5,729
658,596 DSM-Firmenich AG. 74,161
752,824 Dundee Precious Metals, Inc 5,894
3,154,778 DuPont de Nemours, Inc 253,928
7,764 East Pipes Integrated Co for Industry 338
960,500 Eastern Polymer Group PCL 134
40,083 Eastern Province Cement Co 346
15,620 Ecolab, Inc 3,718
84,557 Ecopro Co Ltd 5,493
65,163 EID Parry India Ltd 596
109,436 (a) El Ezz Steel Co 191
160,062 (a) Eldorado Gold Corp 2,365
289,458 Element Solutions, Inc 7,850
464,438 Elementis plc 858
241,189 (c) Elkem ASA 455
385,294 (a) Emerald Resources NL 905
988,828 Empresas CMPC S.A. 1,860
6,868 EMS-Chemie Holding AG. 5,620
110,191 (a) Ence Energia y Celulosa S.A. 404
9,579 (a) Enchem Co Ltd 1,554
225,427 Endeavour Mining plc 4,797
182,277 (a),(b) Endeavour Silver Corp 641

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
122,091 EPL Ltd $ 290
288,659 (a),(b) Equinox Gold Corp 1,507
6,620 Eramet 670
564,785 Eregli Demir ve Celik Fabrikalari TAS 921
69,316 (a),(b) ERO Copper Corp 1,482
239,748 Essentra plc 481
668,850 Eternal Chemical Co Ltd 636
134,000 EVERGREEN Steel Corp 576
1,487,063 Evolution Mining Ltd 3,477
343,000 Feng Hsin Iron & Steel Co 815
70,035 (a) Filo Corp 1,284
7,567 Fine Organic Industries Ltd 443
33,792 Fineotex Chemical Ltd 155
220,875 Finolex Industries Ltd 860
1,286,478 (a),(b),(d) Firefinch Ltd 9
115,000 (a) First Copper Technology Co Ltd 175
228,002 (b) First Majestic Silver Corp 1,350
607,466 First Quantum Minerals Ltd 7,979
90,745 FMC Corp 5,222
48,735 Foosung Co Ltd 258
175,751 (a),(b) Foran Mining Corp 504
2,956,139 (a) Formosa Chemicals & Fibre Corp 4,588
3,252,019 (a) Formosa Plastics Corp 5,762
176,456 (c) Forterra plc 355
1,423,849 Fortescue Metals Group Ltd 20,271
235,507 (a) Fortuna Silver Mines, Inc 1,152
37,020 FP Corp 557
164,551 Franco-Nevada Corp 19,510
2,248,792 Freeport-McMoRan, Inc (Class B) 109,291
54,202 (b) FUCHS SE 2,478
1,156,000 (b) Fufeng Group Ltd 786
29,877 Fuji Seal International, Inc 460
43,425 Fujimi, Inc 821
10,730 Fujimori Kogyo Co Ltd 284
15,900 Fuso Chemical Co Ltd 407
226,160 FutureFuel Corp 1,160
11,151 Galaxy Surfactants Ltd 367
41,780 Ganfeng Lithium Group Co Ltd 164
166,200 (b),(c) Ganfeng Lithium Group Co Ltd 323
518,954 GCC SAB de C.V. 4,863
262,979 GEM Co Ltd 230
727,749 (a) Genesis Minerals Ltd 854
1,413,580 Gerdau S.A. (Preference) 4,648
62,969 (a) GHCL Ltd 425
26,815 (a),(b) Ginkgo Bioworks Holdings, Inc 9
9,278 Givaudan S.A. 43,946
24,898,665 Glencore plc 141,680
579,000 (a),(b) Global New Material International Holdings Ltd 291
1,179,000 Gloria Material Technology Corp 1,757
39,541 Godawari Power and Ispat Ltd 503
3,200 Godo Steel Ltd 102
621,255 Gold Fields Ltd 9,283
881,973 Gold Road Resources Ltd 1,003
666,000 Goldsun Development & Construction Co Ltd 885
928,755 Grand Pacific Petrochemical 401
77,970 Granges AB 1,000
228,463 Grasim Industries Ltd 7,305
11,397 Gravita India Ltd 201
605,755 (a),(d) Great Basin Gold Ltd 4
4,118,082 (a) Greatland Gold plc 364
47,969 Greenpanel Industries Ltd 187
6,950 Greif, Inc (Class B) 434
29,721 (a) Grupa Azoty S.A. 148
11,603 Grupa Kety S.A. 2,579

SHARES DESCRIPTION
REFERENCERATE & SPREAD
228,051 Grupo Argos S.A. $ 927
3,491,938 Grupo Mexico S.A. de C.V. (Series B) 18,783
163,800 Guangdong HEC Technology Holding Co Ltd 159
100,724 Guangzhou Tinci Materials Technology Co Ltd 243
49,108 (a) Gubre Fabrikalari TAS 211
17,665 Gujarat Alkalies & Chemicals Ltd 163
21,772 Gujarat Fluorochemicals Ltd 833
400,872 Gujarat Narmada Valley Fertilizers & Chemicals Ltd 3,412
199,152 Gujarat State Fertilizers & Chemicals Ltd 577
26,291 Han Kuk Carbon Co Ltd 204
47,200 Hangzhou Oxygen Plant Group Co Ltd 144
11,998 Hanil Cement Co Ltd 116
7,604 Hansol Chemical Co Ltd 1,002
94,253 Hanwha Chemical Corp 1,874
32,600 Haohua Chemical Science & Technology Co Ltd 130
270,396 Harmony Gold Mining Co Ltd 2,503
780,738 HeidelbergCement AG. 80,708
67,346 HeidelbergCement India Ltd 177
843,595 (a) Hektas Ticaret TAS 330
180,400 Henan Shenhuo Coal & Power Co Ltd 501
381,569 Hengli Petrochemical Co Ltd 732
196,094 Hengyi Petrochemical Co Ltd 191
873,316 Hesteel Co Ltd 233
339,192 Hexpol AB 3,760
540,800 Hextar Global Bhd 99
170,578 Hill & Smith Holdings plc 4,231
121,598 Himadri Speciality Chemical Ltd 575
1,371,971 Hindalco Industries Ltd 11,373
191,678 Hindustan Copper Ltd 730
249,891 Hochschild Mining plc 563
72,029 (b) Hokuetsu Paper Mills Ltd 474
151,953 Holcim Ltd 13,431
76,387 (b) Holmen AB 3,006
16,165 Honam Petrochemical Corp 1,341
28,700 (a) Hoshine Silicon Industry Co Ltd 184
173,000 Hsin Kuang Steel Co Ltd 341
883,000 (b) Huabao International Holdings Ltd 270
245,900 (a) Huafon Chemical Co Ltd 242
244,000 Huaibei Mining Holdings Co Ltd 562
898,900 HudBay Minerals, Inc 8,135
77,427 Huhtamaki Oyj 3,096
218,011 Hunan Valin Steel Co Ltd 133
131,200 Huntsman Corp 2,987
2,312 Hyosung Advanced Materials Corp 632
2,114 Hyosung TNC Corp 527
85,751 Hyundai Steel Co 1,802
422,156 (a) Iamgold Corp 1,586
327,531 (c) Ibstock plc 642
334,431 Iluka Resources Ltd 1,452
410,660 Imdex Ltd 605
27,795 Imerys S.A. 1,001
1,342,962 (b) Impala Platinum Holdings Ltd 6,670
1,508,340 Incitec Pivot Ltd 2,910
1,880,397 Indah Kiat Pulp & Paper Tbk PT 1,020
511,149 Independence Group NL 1,913
76,930 India Cements Ltd 271
9,864 Indigo Paints Ltd 162
1,307,404 Indorama Ventures PCL 693
80,121 (a),(b) Industrias Penoles S.A. de C.V. 1,041
1,296,018 Inner Mongolia BaoTou Steel Union Co Ltd 249
551,288 Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd 280
189,600 Inner Mongolia Yuan Xing Energy Co Ltd 180
206,656 Innospec, Inc 25,541
41,032 (a) Interfor Corp 496

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
646,000 International CSRC Investment Holdings Co $ 341
123,638 International Flavors & Fragrances, Inc 11,772
252,800 International Paper Co 10,908
80,400 Irani Papel e Embalagem S.A. 122
1,300 (b) Ise Chemicals Corp 241
30,120 Israel Chemicals Ltd 130
2,778 Israel Corp Ltd 618
12,573 (a) ISU Specialty Chemical 433
1,053,553 (a),(b) Ivanhoe Mines Ltd 13,593
23,178 (a) Jai Balaji Industries Ltd 242
27,936 JAI Corp Ltd 128
367,217 (a) James Hardie Industries plc 11,493
38,843 (a) Jastrzebska Spolka Weglowa S.A. 285
46,000 (a) JCHX Mining Management Co Ltd 319
12,800 JCU Corp 319
484,249 JFE Holdings, Inc 6,989
237,000 Jiangsu Eastern Shenghong Co Ltd 260
15,990 Jiangsu Yangnong Chemical Co Ltd 124
28,500 Jiangsu Yoke Technology Co Ltd 246
528,115 Jiangxi Copper Co Ltd 1,051
53,509 Jiangxi Copper Co Ltd (Class A) 174
34,813 Jinan Acetate Chemical Co Ltd 954
2,433,000 (a),(b) Jinchuan Group International Resources Co Ltd 258
92,340 Jindal Saw Ltd 600
280,457 Jindal Stainless Ltd 2,762
150,110 Jindal Steel & Power Ltd 1,877
226,900 Jinduicheng Molybdenum Co Ltd 325
28,600 JK Cement Ltd 1,503
45,172 JK Lakshmi Cement Ltd 478
60,349 JK Paper Ltd 391
136,603 Johnson Matthey plc 2,706
703,068 JSW Steel Ltd 7,842
60,729 Jubilant Ingrevia Ltd 377
144,918 K&S AG. 1,953
179,903 (a) K92 Mining, Inc 1,032
80,650 Kaiser Aluminum Corp 7,089
30,015 Kaneka Corp 790
355,097 Kansai Nerolac Paints Ltd 1,148
132,800 Kansai Paint Co Ltd 2,147
156,109 Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class A) 122
707,162 Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS. 682
128,563 (a) Karora Resources, Inc 560
3,125 KCC Corp 697
11,200 (b) KeePer Technical Laboratory Co Ltd 286
83,968 Kemira Oyj 2,045
66,835 (a) Kesoram Industries Ltd 168
33,544 KG DONGBUSTEEL 154
56,191 KGHM Polska Miedz S.A. 2,085
25,100 KH Neochem Co Ltd 359
55,113 Kimteks Poliuretan Sanayi VE Ticaret AS. 96
1,056,282 Kinross Gold Corp 8,794
48,552 Kirloskar Ferrous Industries Ltd 400
61,202 Kirloskar Oil Engines Ltd 1,020
656,051 Klabin S.A. 2,516
3 Klabin S.A. (Preference) 0 ^
198,050 (a) Knife River Corp 13,891
867,000 Kobe Steel Ltd 10,786
118,951 (a) Kocaer Celik Sanayi Ve Ticaret AS. 204
16,044 Kolon Industries, Inc 445
40,316 Konishi Co Ltd 328
749 (a) Konya Cimento Sanayii 185
2,299 Korea Petrochemical Ind Co Ltd 225
3,541 Korea Zinc Co Ltd 1,319
664,564 Koza Altin Isletmeleri AS 434

SHARES DESCRIPTION
REFERENCERATE & SPREAD
162,650 (a) Koza Anadolu Metal Madencilik Isletmeleri AS $ 274
248,380 Kronos Worldwide, Inc 3,117
13,600 Krosaki Harima Corp 237
32,174 (a) Kum Yang Co Ltd 1,994
21,927 Kumba Iron Ore Ltd 530
6,500 Kumho Petrochemical Co Ltd 689
49,548 Kumiai Chemical Industry Co Ltd 248
231,600 (b) Kuraray Co Ltd 2,680
25,500 KUREHA CORP 444
18,216 Kyoei Steel Ltd 238
253,078 (b) Labrador Iron Ore Royalty Corp 5,383
96,300 Lafarge Malayan Cement BHD 102
33,409 (a) Lake Materials Co Ltd 483
67,770 (b) Lanxess AG. 1,667
1,937,459 (a) Latin Resources Ltd 220
63,295 Laxmi Organic Industries Ltd 190
143,854 LB Group Co Ltd 367
1,196,000 Lee & Man Paper Manufacturing Ltd 353
15,574 Lenzing AG. 547
816,893 (a),(b),(d) Leo Lithium Ltd 206
135,642 LG Chem Ltd 33,801
6,834 LG Chem Ltd (Preference) 1,191
1,698,394 Linde plc 745,272
28,300 Lintec Corp 604
1,015,887 (a),(b) Liontown Resources Ltd 610
82,777 (a),(b) Lithium Americas Argentina Corp 264
152,576 (a),(b) Lithium Americas Corp 406
684,477 Longchen Paper & Packaging Co Ltd 292
627,400 (a),(c) Lotte Chemical Titan Holding Bhd 162
11,373 LOTTE Fine Chemical Co Ltd 366
46,704 Louisiana-Pacific Corp 3,845
15,396 LS Materials Ltd 265
82,633 Lundin Gold, Inc 1,221
565,579 Lundin Mining Corp 6,296
1,766,274 (a),(b) Lynas Corp Ltd 6,958
99,564 LyondellBasell Industries NV 9,524
23,466 Maeda Kosen Co Ltd 247
73,216 (a) MAG. Silver Corp 855
372,646 Maharashtra Seamless Ltd 2,925
54,242 (a) Major Drilling Group International 360
173,713 Marshalls plc 639
147,100 Maruichi Steel Tube Ltd 3,419
12,421 (a) Meghmani Finechem Ltd 197
3,815,196 (a) Merdeka Copper Gold Tbk PT 553
4,730,211 Mesaieed Petrochemical Holding Co 2,139
541,900 Metalurgica Gerdau S.A. 1,032
51,550 (b) Methanex Corp 2,489
29,246 Middle East Paper Co 316
637,104 Mineral Resources Ltd 22,793
224,230 Minerals Technologies, Inc 18,647
27,572 (c) Mishra Dhatu Nigam Ltd 152
7,500 Mitani Sekisan Co Ltd 282
1,141,934 Mitsubishi Chemical Holdings Corp 6,363
773,700 Mitsubishi Gas Chemical Co, Inc 14,842
103,000 Mitsubishi Materials Corp 1,892
143,000 Mitsui Chemicals, Inc 3,960
102,464 Mitsui Mining & Smelting Co Ltd 3,284
910 Miwon Commercial Co Ltd 135
2,964,000 (a),(b) MMG Ltd 1,131
41,763 MOIL Ltd 247
16,893 Mondi plc 324
31,493 Mosaic Co 910
478,406 Mount Gibson Iron Ltd 131
45,885 (a),(b) MP Materials Corp 584

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
134,078 (b) M-real Oyj (B Shares) $ 1,054
72,470 Myers Industries, Inc 970
50,071 Najran Cement Co 122
32,000 Nan Pao Resins Chemical Co Ltd 337
4,071,887 (a) Nan Ya Plastics Corp 6,179
331,500 Nanjing Iron & Steel Co Ltd 227
200,000 Nantex Industry Co Ltd 228
674,130 National Aluminium Co Ltd 1,510
208,550 (a) National Industrialization Co 634
26,332 Navin Fluorine International Ltd 1,126
11,762 Neogen Chemicals Ltd 224
618,451 (a) New Gold, Inc 1,221
4,533 NewMarket Corp 2,337
2,904,746 Newmont Goldcorp Corp 121,622
90,947 (a),(b) NGEx Minerals Ltd 539
1,410,307 Nickel Industries Ltd 747
207,381 Nihon Parkerizing Co Ltd 1,689
1,131,000 Nine Dragons Paper Holdings Ltd 471
33,100 Ningbo Shanshan Co Ltd 37
408,106 Ningxia Baofeng Energy Group Co Ltd 972
104,566 Nippon Kayaku Co Ltd 802
436,003 Nippon Light Metal Holdings Co Ltd 4,887
839,800 Nippon Paint Co Ltd 5,490
77,980 Nippon Paper Industries Co Ltd 465
131,800 Nippon Pillar Packing Co Ltd 4,414
80,512 Nippon Shokubai Co Ltd 806
17,684 Nippon Soda Co Ltd 581
719,384 (b) Nippon Steel Corp 15,250
104,900 Nissan Chemical Industries Ltd 3,334
28,714 Nittetsu Mining Co Ltd 910
121,200 Nitto Denko Corp 9,613
849,954 NMDC Ltd 2,502
623,733 (a) NMDC Steel Ltd 422
102,670 NOCIL Ltd 339
154,146 NOF Corp 2,114
2,170,361 Norsk Hydro ASA 13,531
204,111 Northam Platinum Holdings Ltd 1,428
55,538 Northern Region Cement Co 134
971,196 Northern Star Resources Ltd 8,434
185,858 (a),(b) Novagold Resources, Inc 651
250,943 Novozymes A.S. 15,331
314,166 Nucor Corp 49,663
298,211 Nufarm Ltd 909
41,678 Nuh Cimento Sanayi AS. 315
814,106 Nutrien Ltd 41,448
109,674 (a) Nuvoco Vistas Corp Ltd 477
2,774,069 OceanaGold Corp 6,367
11,133 OCI Co Ltd 712
4,110 OCI Co Ltd 306
3,611 OCI NV 88
582,200 OJI Paper Co Ltd 2,298
7,200 Okamoto Industries, Inc 225
28,191 Olin Corp 1,329
74,100 Olympic Steel, Inc 3,322
119,157 Omnia Holdings Ltd 434
780,548 Orbia Advance Corp SAB de C.V. 1,089
410,278 Orica Ltd 4,872
70,758 Orient Cement Ltd 233
474,000 Oriental Union Chemical Corp 251
1,245 (a) Orissa Minerals Development Co Ltd 106
184,329 (a),(b) Orla Mining Ltd 707
967,618 Orora Ltd 1,265
9,100 Osaka Organic Chemical Industry Ltd 216
12,000 (b) Osaka Soda Co Ltd 812

SHARES DESCRIPTION
REFERENCERATE & SPREAD
4,000 Osaka Steel Co Ltd $ 60
25,300 (b) Osaka Titanium Technologies 436
133,205 (b) Osisko Gold Royalties Ltd 2,076
277,515 (a) Osisko Mining, Inc 580
295,734 (b) Outokumpu Oyj 1,068
258,250 (a) Oyak Cimento Fabrikalari AS 495
1,064,800 Pabrik Kertas Tjiwi Kimia Tbk PT 566
472,612 Packaging Corp of America 86,280
1,635,687 Pan African Resources plc 539
1,102,861 Pan American Silver Corp (Toronto) 21,919
508,266 (a) Pangang Group Vanadium Titanium & Resources Co Ltd 175
229,073 (c) Paradeep Phosphates Ltd 229
91,824 (a),(b) Patriot Battery Metals, Inc 346
133,015 PCBL Ltd 407
3,727,434 Perenti Ltd 2,481
5,517,211 Perseus Mining Ltd 8,663
979,003 (a) Petkim Petrokimya Holding 652
2,442,415 Petronas Chemicals Group Bhd 3,264
13,469 PI Advanced Materials Co Ltd 244
68,879 PI Industries Ltd 3,134
130,938 Pidilite Industries Ltd 4,954
2,413,118 (b) Pilbara Minerals Ltd 4,910
162,900 (a) PMB Technology Bhd 85
574 Politeknik Metal Sanayi ve Ticaret AS. 148
127,589 Poongsan Corp 5,849
166,049 Portucel Empresa Produtora de Pasta e Papel S.A. 691
73,842 POSCO 19,328
17,535 POSCO M-Tech Co Ltd 260
137,914 PPG Industries, Inc 17,362
2,108,268 Press Metal Aluminium Holdings Bhd 2,571
126,676 (a) Prism Johnson Ltd 266
3,102,400 PT Aneka Tambang Tbk 236
984,500 PT Indocement Tunggal Prakarsa Tbk 435
1,987,200 PT Semen Gresik Persero Tbk 452
2,163 (a) PTC Industries Ltd 356
1,919,509 PTT Global Chemical PCL 1,590
38,116 Qassim Cement Co 577
2,262,375 Qatar Aluminum Manufacturing Co 831
228,227 Qatari Investors Group QSC 98
263,900 (a) Qinghai Salt Lake Industry Co Ltd 633
1,080 Quaker Chemical Corp 183
117,923 (a) Rain Industries Ltd 227
69,861 Rallis India Ltd 261
87,191 Ramco Cements Ltd 874
889,092 Ramelius Resources Ltd 1,142
192,554 Ramkrishna Forgings Ltd 2,052
80,750 (a) Ranpak Holdings Corp 519
42,885 Rashtriya Chemicals & Fertilizers Ltd 99
25,813 Ratnamani Metals & Tubes Ltd 1,117
36,990 (b) Recticel S.A. 491
4,956,130 (a) Red 5 Ltd 1,187
613,912 (a) Regis Resources Ltd 719
141,427 Reliance Steel & Aluminum Co 40,392
155,683 Rengo Co Ltd 1,010
1,769,986 (a) Resolute Mining Ltd 616
50,762 Rhi Magnesita India Ltd 387
15,767 RHI Magnesita NV 686
312,247 Rio Tinto Ltd 24,734
778,220 Rio Tinto plc 51,065
548,924 Rongsheng Petrochemical Co Ltd 729
12,742 (a) Rossari Biotech Ltd 128
49,640 Royal Gold, Inc 6,213
80,670 Ryerson Holding Corp 1,573
207,179 SABIC Agri-Nutrients Co 6,234

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
302,405 Sahara International Petrochemical Co $ 2,354
32,600 Sakata INX Corp 367
19,720 Salzgitter AG. 382
4,273 Sam-A Aluminum Co Ltd 224
19,000 San Fu Chemical Co Ltd 82
373,321 Sandfire Resources Ltd 2,168
208,264 Sandstorm Gold Ltd 1,133
28,466 Sandur Manganese & Iron Ores Ltd 185
54,511 Sanyo Chemical Industries Ltd 1,351
15,206 Sanyo Special Steel Co Ltd 202
440,193 Sappi Ltd 1,165
102,500 Sarda Energy & Minerals Ltd 286
1,109,092 (a) Sasa Polyester Sanayi AS 1,490
480,711 Sasol Ltd 3,651
187,820 Satellite Chemical Co Ltd 464
711,718 (a) Saudi Arabian Mining Co 8,174
42,409 Saudi Aramco Base Oil Co 1,487
769,346 Saudi Basic Industries Corp 15,073
60,137 Saudi Cement Co 721
311,977 Saudi Industrial Investment Group 1,748
629,794 (a) Saudi Kayan Petrochemical Co 1,361
12,313 Saudi Paper Manufacturing Co 247
13,484 Saudi Steel Pipe Co 234
977,100 SCG Packaging PCL 894
35,410 Schnitzer Steel Industries, Inc (Class A) 541
664,000 Scientex BHD 607
30,741 Scotts Miracle-Gro Co (Class A) 2,000
58,512 (a) Seabridge Gold, Inc 800
11,934 SeAH Besteel Holdings Corp 179
1,348 SeAH Steel Holdings Corp 188
245,396 Sealed Air Corp 8,537
8,218,300 (a),(d) Sekawan Intipratama Tbk PT 0 ^
33,357 Semapa-Sociedade de Investimento e Gestao 515
87,648 Shandong Gold Mining Co Ltd - A 329
304,255 (c) Shandong Gold Mining Co Ltd - H 606
174,707 Shandong Hualu Hengsheng Chemical Co Ltd 640
380,666 Shandong Nanshan Aluminum Co Ltd 199
151,911 Shandong Sun Paper Industry JSC Ltd 292
241,200 Shanghai Chlor-Alkali Chemical Co Ltd 121
80,777 Shanghai Putailai New Energy Technology Co Ltd 157
96,129 (a) Shanxi Meijin Energy Co Ltd 63
331,363 Shanxi Taigang Stainless Steel Co Ltd 154
36,048 Shenzhen Capchem Technology Co Ltd 142
38,000 Shenzhen YUTO Packaging Technology Co Ltd 134
187,226 Sherwin-Williams Co 55,874
100,000 (a) Shihlin Paper Corp 185
17,100 (b) Shikoku Kasei Holdings Corp 228
6,900 Shinagawa Refractories Co Ltd 86
2,921,622 Shin-Etsu Chemical Co Ltd 113,597
235,603 Shin-Etsu Polymer Co Ltd 2,219
802,000 Shinkong Synthetic Fibers Corp 412
78,000 Shiny Chemical Industrial Co Ltd 360
11,310 Shivalik Bimetal Controls Ltd 79
10,342,000 Shougang Fushan Resources Group Ltd 4,238
141,900 Showa Denko KK 3,135
7,504 Shree Cement Ltd 2,505
31,129 (a) Shyam Metalics & Energy Ltd 249
655,983 Siam Cement PCL 4,016
86,800 Siam City Cement PCL 308
1,505,262 Sibanye Stillwater Ltd 1,627
206,600 (a) Sichuan Hebang Biotechnology Co Ltd 47
297,202 (b) SIG Group AG. 5,461
29,753 Sika AG. 8,493
405,591 Silgan Holdings, Inc 17,169

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
162,896 (b) Silvercorp Metals, Inc $ 545
109,641 (a),(b) SilverCrest Metals, Inc 896
126,928 Sims Ltd 868
1,490,000 Sinofert Holdings Ltd 191
81,600 Sinoma Science & Technology Co Ltd 145
45,988 Sinomine Resource Group Co Ltd 169
217,000 Sinon Corp 294
8,138 SK Chemicals Co Ltd 287
10,850 (a),(c) SK IE Technology Co Ltd 346
14,870 SKC Co Ltd 1,810
2,310,564 Smurfit Kappa Group plc 103,057
27,919 SOL S.p.A. 988
434,000 Solar Applied Materials Technology Corp 871
23,418 (a) Solar Industries India Ltd 2,808
58,924 (a),(b) Solaris Resources, Inc 165
57,715 (b) Solvay S.A. 2,035
70,629 Sonoco Products Co 3,582
2,946 Soulbrain Co Ltd 617
3,686 Soulbrain Holdings Co Ltd 178
337,096 (b) South32 Ltd 822
3,824,702 South32 Ltd 9,279
36,011 Southern Copper Corp 3,880
44,812 Southern Province Cement Co 434
127,028 SRF Ltd 3,705
189,360 Ssab Svenskt Stal AB (Series A) 1,043
1,164,580 Ssab Svenskt Stal AB (Series B) 6,315
164,957 (b) SSR Mining, Inc 745
28,639 (a) Star Cement Ltd 72
14,497 Steel Dynamics, Inc 1,877
30,556 Stelco Holdings, Inc 830
40,546 (b) Stella-Jones, Inc 2,646
1,513 STO AG. 256
15,910 Stora Enso Oyj (R Shares) 217
51,624 Sumitomo Bakelite Co Ltd 1,517
1,021,700 Sumitomo Chemical Co Ltd 2,194
94,336 Sumitomo Chemical India Ltd 542
207,900 Sumitomo Metal Mining Co Ltd 6,317
483,021 Sumitomo Osaka Cement Co Ltd 11,825
973,238 (a) Summit Materials, Inc 35,630
121,715 SunCoke Energy, Inc 1,193
29,100 (a) Sunresin New Materials Co Ltd 167
155,176 Supreme Industries Ltd 11,059
64,386 Supreme Petrochem Ltd 591
7,067,200 Surya Esa Perkasa Tbk PT 332
17,277 Surya Roshni Ltd 129
657,817 Suzano SA 6,709
594,132 Svenska Cellulosa AB (B Shares) 8,744
190,282 Syensqo S.A. 16,984
268,937 Symrise AG. 32,906
24,900 T Hasegawa Co Ltd 522
1,327,344 TA Chen Stainless Pipe 1,466
269 Taekwang Industrial Co Ltd 122
87,400 Taiheiyo Cement Corp 2,199
2,825,145 Taiwan Cement Corp 2,978
519,000 Taiwan Fertilizer Co Ltd 1,028
203,000 Taiwan Hon Chuan Enterprise Co Ltd 1,073
29,000 Taiyo Ink Manufacturing Co Ltd 616
153,219 Taiyo Nippon Sanso Corp 4,550
6,355 Takasago International Corp 156
55,714 Takiron Co Ltd 255
248,216 (a) Taseko Mines Ltd 611
101,928 Tata Chemicals Ltd 1,347

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
3,770,425 Tata Steel Ltd $ 7,849
13,329 TCC Steel 535
550,387 Teck Cominco Ltd (Class B) 26,376
206,110 (b) Teck Resources Ltd 9,873
140,100 Teijin Ltd 1,168
112,221 Ternium S.A. (ADR) 4,214
19,203 (b) Tessenderlo Chemie NV 487
382,952 ThyssenKrupp AG. 1,658
1,306,000 Tiangong International Co Ltd 305
251,200 Tianqi Lithium Corp 1,031
192,900 Tianshan Aluminum Group Co Ltd 215
65,777 Time Technoplast Ltd 253
525,000 Tipco Asphalt PCL 229
97,394 Titan Cement International S.A. 3,050
12,591 TKG Huchems Co Ltd 182
582,400 TOA Paint Thailand PCL 314
64,703 (b) Toagosei Co Ltd 611
23,624 (b) Toho Titanium Co Ltd 211
157,929 (b) Tokai Carbon Co Ltd 906
48,541 Tokuyama Corp 894
78,042 Tokyo Ohka Kogyo Co Ltd 2,129
42,204 Tokyo Steel Manufacturing Co Ltd 429
564,000 Ton Yi Industrial Corp 266
78,978 Tongkun Group Co Ltd 173
835,200 Tongling Nonferrous Metals Group Co Ltd 414
1,245,181 Toray Industries, Inc 5,906
63,823 (a) Torex Gold Resources, Inc 989
1,223,000 Tosoh Corp 16,009
3,300 (b) Toyo Gosei Co Ltd 208
24,300 (b) Toyo Ink Manufacturing Co Ltd 509
95,700 Toyo Seikan Kaisha Ltd 1,504
60,148 Toyobo Co Ltd 395
5,268,000 TPI Polene PCL 190
56,992 Transcontinental, Inc 630
154,460 Tredegar Corp 740
196,380 Trimas Corp 5,019
41,097 Triple Flag Precious Metals Corp 637
586,056 Tronox Holdings plc 9,195
506,000 (a) TSRC Corp 373
383,000 Tung Ho Steel Enterprise Corp 821
406,243 UACJ Corp 9,738
74,526 UBE Industries Ltd 1,314
100,301 Ultra Tech Cement Ltd 14,014
6,159 (b) Umicore S.A. 93
42,086 Uniao de Industrias Petroquimicas S.A. 367
2,087 Unid Co Ltd 153
219,551 United States Steel Corp 8,299
336,810 Universal Cement Corp 370
575,000 UPC Technology Corp 218
405,951 UPL Ltd 2,777
17,245 UPM-Kymmene Oyj 606
129,890 Usha Martin Ltd 603
661,000 USI Corp 312
385,300 Usinas Siderurgicas de Minas Gerais S.A. (Preference) 545
8,047,883 Vale S.A. 89,576
581,064 Vedanta Ltd 3,161
56,211 (c) Verallia S.A. 2,045
11,215 (b) Vetropack Holding AG. 404
121,126 Vicat S.A. 4,357
67,842 Victrex plc 983
16,326 (b) Vidrala S.A. 1,842
20,806 Vinati Organics Ltd 473

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
5,225 Voestalpine AG. $ 141
17,612 (a) VT Co Ltd 406
60,038 Vulcan Materials Co 14,930
60,530 Vulcan Steel Ltd 269
30,662 (a) WA1 Resources Ltd 392
12,493 Wacker Chemie AG. 1,361
186,000 (b) Wanguo International Mining Group Ltd 188
178,196 Wanhua Chemical Group Co Ltd 1,979
16,562 (a) Weihai Guangwei Composites Co Ltd 57
63,753 Welspun Corp Ltd 418
116,808 (a) Wesdome Gold Mines Ltd 941
862,225 (a) West African Resources Ltd 925
2,230,000 West China Cement Ltd 294
30,238 West Coast Paper Mills Ltd 243
51,617 West Fraser Timber Co Ltd 3,964
92,400 Western Mining Co Ltd 228
31,291 (a) Western Superconducting Technologies Co Ltd 165
344,634 (b) Westgold Resources Ltd 555
355,121 Westlake Chemical Corp 51,429
785,772 Westrock Co 39,493
388,189 Wheaton Precious Metals Corp 20,354
30,779 (b) Wheaton Precious Metals Corp 1,613
84,323 Wienerberger AG. 2,795
41,872 Winpak Ltd 1,367
123,910 Worthington Steel, Inc 4,134
95,015 Xiamen Tungsten Co Ltd 225
78,778 Yamama Cement Co 700
159,605 Yamato Kogyo Co Ltd 7,793
53,756 Yanbu Cement Co 395
239,448 Yanbu National Petrochemical Co 2,336
5,296 Yara International ASA 153
233,000 YC INOX Co Ltd 182
838,150 Yieh Phui Enterprise Co Ltd 398
161,723 Yintai Gold Co Ltd 361
14,955 Yodogawa Steel Works Ltd 523
21,840 YongXing Special Materials Technology Co Ltd 107
9,285 Youlchon Chemical Co Ltd 242
904,000 Yuen Foong Yu Paper Manufacturing Co Ltd 857
68,900 Yunnan Aluminium Co Ltd 128
438,100 Yunnan Chihong Zinc&Germanium Co Ltd 321
35,884 Yunnan Energy New Material Co Ltd 156
138,100 Yunnan Tin Co Ltd 294
182,600 Yunnan Yuntianhua Co Ltd 487
125,300 Zangge Mining Co Ltd 414
114,716 Zeon Corp 955
648,000 Zhaojin Mining Industry Co Ltd 1,085
39,738 Zhejiang Huayou Cobalt Co Ltd 121
174,836 Zhejiang Juhua Co Ltd 580
210,200 Zhejiang Longsheng Group Co Ltd 248
121,300 Zhongjin Gold Corp Ltd 246
25,147 Zignago Vetro S.p.A. 318
5,371,232 Zijin Mining Group Co Ltd 11,317
2,166,466 Zijin Mining Group Co Ltd (Class A) 5,214
TOTAL MATERIALS 5,290,535
MEDIA & ENTERTAINMENT - 5.9%
121,123 37 Interactive Entertainment Network Technology Group Co Ltd 217
21,829 4imprint Group plc 1,602
299,943 (a) Affle India Ltd 4,823
19,916 AfreecaTV Co Ltd 1,892
10,130,000 (a),(b) Alibaba Pictures Group Ltd 537
8,027,496 Alphabet, Inc 1,472,403

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
7,839,939 Alphabet, Inc (Class A) $ 1,428,045
15,800 (a),(b) Anycolor, Inc 272
12,459 (a) Arabian Contracting Services Co 758
117,488 Arnoldo Mondadori Editore S.p.A. 307
161,747 Ascential plc 699
395,247 Atresmedia Corp de Medios de Comunicacion S.A. 1,873
1,548,879 (c) Auto Trader Group plc 15,590
29,223 Autohome, Inc (ADR) 802
194,459 Avex Group Holdings, Inc 1,653
7,407,698 (a) Baidu, Inc 80,196
118,946 (a),(b) Baidu, Inc (ADR) 10,286
176,557 Beijing Enlight Media Co Ltd 204
6,400 (a),(b) Bengo4.com, Inc 135
83,404 (a) Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS 91
29,669 (a),(b) Better Collective A.S. 635
95,068 (a),(b) Bilibili, Inc 1,478
25,918 (b) Bollore SE 152
285,914 (a),(b) Borussia Dortmund GmbH & Co KGaA 1,092
36,910 (a) Boston Omaha Corp 497
4,186 (b) Cable One, Inc 1,482
70,697 Capcom Co Ltd 1,337
754,409 carsales.com Ltd 17,662
26,614 CD Projekt S.A. 918
173,965 (a),(b) Charter Communications, Inc 52,009
73,916 Cheil Worldwide, Inc 985
161,865 (a),(d) Chennai Super Kings Cricket Ltd 14
105,200 China Film Co Ltd 156
166,158 (a),(b),(c) China Literature Ltd 534
5,504,000 (a),(b) China Ruyi Holdings Ltd 1,476
51,976 (a) CJ CGV Co Ltd 212
8,813 CJ ENM Co Ltd 537
46,600 (a),(c) Cloud Music, Inc 600
11,647 Cogeco Communications, Inc 439
44,018 (a) COLOPL, Inc 179
6,694,120 Comcast Corp (Class A) 262,142
1,857,300 (a) Converge Information and Communications Technology Solutions, Inc 364
60,400 (a),(b) Cover Corp 754
336,777 CTS Eventim AG. 28,036
331,800 CyberAgent, Inc 2,079
171,292 Cyfrowy Polsat S.A. 514
55,162 Daiichikosho Co Ltd 569
102,196 DB Corp Ltd 387
59,311 (a) Dena Co Ltd 590
124,300 (b) Dentsu, Inc 3,147
5,990 (a) Devsisters Co Ltd 255
174,994 Domain Holdings Australia Ltd 354
7,801,100 Elang Mahkota Teknologi Tbk PT 185
311,598 Electronic Arts, Inc 43,415
578,817 (a),(b) Embracer Group AB 1,266
315,220 Entravision Communications Corp (Class A) 640
92,443 (b) Eutelsat Communications 370
328,900 (a) Eventbrite, Inc 1,592
70,104 EVT Ltd 540
67,290 (a) EW Scripps Co (Class A) 211
468,867 Focus Media Information Technology Co Ltd 390
37,300 Fuji Television Network, Inc 427
77,182 Future plc 1,022
1,583,220 (a) Gannett Co, Inc 7,299
51,750 Gree, Inc 172
400,930 (a) Grindr, Inc 4,907
1,806,600 (b) Grupo Televisa S.A. 987
6,112,450 (b) Grupo Televisa SAB (ADR) 16,931

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
359,043 (a) GungHo Online Entertainment, Inc $ 6,053
154,800 Hakuhodo DY Holdings, Inc 1,133
103,700 Hello Group, Inc (ADR) 635
67,589 Hemnet Group AB 2,036
5,319,943 (b),(e) HUYA, Inc (ADR) 21,014
17,576 HYBE Co Ltd 2,574
54,544 (a) IAC, Inc 2,555
26,660 (a) Ibotta, Inc 2,004
450,306 (a) iClick Interactive Asia Group Ltd (ADR) 572
666,400 (a),(b),(c) iDreamSky Technology Holdings Ltd 253
718,000 (a) IGG, Inc 276
59,360 Info Edge India Ltd 4,826
42,353 Infocom Corp 1,596
2,971,060 Informa plc 32,063
13,384 Innocean Worldwide, Inc 208
927,430 (a) Integral Ad Science Holding Corp 9,015
94,000 International Games System Co Ltd 3,916
53,715 IPSOS 3,384
182,748 (a) iQIYI, Inc (ADR) 671
2,807,308 ITV plc 2,855
51,382 (a) JC Decaux S.A. 1,011
147,800 Jiangsu Phoenix Publishing & Media Corp Ltd 222
28,100 JOYY, Inc (ADR) 846
23,699 (a) Just Dial Ltd 292
91,942 (a),(b) Juventus Football Club S.p.A 218
21,323 JYP Entertainment Corp 882
69,524 Kadokawa Corp 1,120
106,400 Kakaku.com, Inc 1,396
262,198 Kakao Corp 7,682
24,956 (a) Kakao Games Corp 370
227,500 Kanzhun Ltd (ADR) 4,279
10,177 (b) Kinepolis Group NV 370
139,372 Kingnet Network Co Ltd 183
400,310 Kingsoft Corp Ltd 1,153
68,400 Koei Tecmo Holdings Co Ltd 594
76,832 Konami Corp 5,555
12,061 (a),(c) Krafton, Inc 2,453
1,943,800 (a),(c) Kuaishou Technology 11,410
36,400 Kunlun Tech Co Ltd 161
18,302 (a) Liberty Media Corp-Liberty Formula One (Class A) 1,176
142,188 (a) Liberty Media Corp-Liberty Formula One (Class C) 10,215
15,430 (a) Liberty Media Corp-Liberty Live (Class A) 579
35,145 (a) Liberty Media Corp-Liberty Live (Class C) 1,345
113,920 (a) Liberty Media Corp-Liberty SiriusXM 2,524
55,502 (a) Liberty Media Corp-Liberty SiriusXM (Class A) 1,229
348,010 (a),(b) Lions Gate Entertainment Corp (Class A) 3,278
133,440 (a) Lions Gate Entertainment Corp (Class B) 1,144
381,670 (a) Live Nation, Inc 35,778
19,785 M6-Metropole Television 248
13,861 (a) Madison Square Garden Sports Corp 2,608
1,642,348 (a) Magnite, Inc 21,827
93,922 Mango Excellent Media Co Ltd 269
273,400 (a),(c) Maoyan Entertainment 281
1,316,538 (a) Match Group, Inc 39,996
335,100 Megacable Holdings SAB de C.V. 842
2,275,500 (b),(c) Meitu, Inc 766
3,588,399 Meta Platforms, Inc 1,809,343
675,052 MFE-MediaForEurope NV 2,328
35,351 (b) MFE-MediaForEurope NV 153
263,990 Mixi Inc 4,988
1,074,000 (a),(c) Mobvista, Inc 346
59,615 (a) Modern Times Group MTG AB 479

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,042,031 Moneysupermarket.com Group plc $ 2,916
214,280 MultiChoice Group 1,256
59,100 (a) National CineMedia, Inc 259
109,477 Naver Corp 13,174
26,530 (a) Nazara Technologies Ltd 276
5,791 NCSoft Corp 752
165,500 NetDragon Websoft Holdings Ltd 250
2,591,030 NetEase, Inc 49,478
499,862 (a) NetFlix, Inc 337,347
10,487 (c) Netmarble Corp 406
123,902 (a) Network18 Media & Investments Ltd 118
132,801 New York Times Co (Class A) 6,801
278,823 News Corp (Class A) 7,687
85,638 (b) News Corp (Class B) 2,431
1,814,500 (b) Nexon Co Ltd 33,757
21,265 (a) Nexon Games Co Ltd 236
23,709 Nexstar Media Group, Inc 3,936
68,866 Next 15 Group plc 695
10,648 NHN Corp 160
1,082,925 Nine Entertainment Co Holdings Ltd 1,007
2,070,800 Nintendo Co Ltd 110,584
42,300 Nippon Television Holdings, Inc 614
327,433 Omnicom Group, Inc 29,371
1,239,697 oOh!media Ltd 1,116
266,800 Oriental Pearl Group Co Ltd 223
118,076 Paradox Interactive AB 1,582
8,884 Paramount Global (Class A) 163
22,498 (a) Pearl Abyss Corp 718
63,500 People.cn Co Ltd 174
38,719 (a) Perion Network Ltd 326
438,640 (a) Pinterest, Inc 19,331
1,584,400 Plan B Media Pcl 328
17,146 Playtika Holding Corp 135
114,828 ProSiebenSat. Media AG. 812
702,012 (b) Publicis Groupe S.A. 74,567
58,139 (a) PVR Ltd 992
209,380 (a) QuinStreet, Inc 3,474
41,476 (b) REA Group Ltd 5,416
1,551,178 Rightmove plc 10,471
91,469 (a) Roku, Inc 5,482
64,820 Saregama India Ltd 431
29,743 (a) Saudi Research & Media Group 1,635
57,765 Schibsted ASA 1,705
76,864 Schibsted ASA (B Shares) 2,158
176,943 (c) Scout24 SE 13,519
967,348 (a) Sea Ltd (ADR) 69,088
270,218 Seek Ltd 3,835
61,300 Septeni Holdings Co Ltd 141
293,889 SES S.A. 1,495
7,601 (b) Shochiku Co Ltd 446
93,980 Shutterstock, Inc 3,637
127,100 Sky Perfect Jsat Corp 689
8,952 SM Entertainment Co Ltd 520
617,600 (a),(b),(d) SMI Holdings Group Ltd 1
345,781 (a) Snap, Inc 5,743
134,473 Societe Television Francaise 1 1,050
52,000 Soft-World International Corp 235
33,671 (a) Spotify Technology S.A. 10,566
58,400 Square Enix Co Ltd 1,760
2,136,397 (a) Stillfront Group AB 2,000
26,536 Stroeer SE & Co KGaA 1,700
8,878 (a) Studio Dragon Corp 267

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
355,943 Sun TV Network Ltd $ 3,208
20,124,700 Surya Citra Media Tbk PT 175
118,303 (a) Take-Two Interactive Software, Inc 18,395
97,105 (a) Team17 Group plc 338
141,600 TEGNA, Inc 1,974
9,375,225 Tencent Holdings Ltd 444,764
1,894,172 Tencent Music Entertainment Group (ADR) 26,613
21,164 Tips Industries Ltd 104
45,425 TKO Group Holdings, Inc 4,905
45,100 Toei Animation Co Ltd 699
21,920 Toei Co Ltd 518
89,100 Toho Co Ltd 2,607
27,300 Tokyo Broadcasting System, Inc 691
245,947 (a) TripAdvisor, Inc 4,380
222,930 (a),(c) Trustpilot Group plc 606
15,151 TV Asahi Corp 202
345,822 (a) TV18 Broadcast Ltd 171
2,450 TX Group AG. 443
382,004 (a) Ubisoft Entertainment 8,359
788,816 Universal Music Group NV 23,466
32,335 Vector, Inc 247
4,280,800 VGI PCL 173
604,060 (a) Vimeo, Inc 2,253
978,043 Vivendi Universal S.A. 10,222
3,676,997 Walt Disney Co 365,089
135,000 (a) Wanda Film Holding Co Ltd 224
416,266 (a) Warner Bros Discovery, Inc 3,097
9,693 Webzen, Inc 117
59,600 Weibo Corp (ADR) 458
15,227 Wemade Co Ltd 469
29,194 WPP plc 267
188,400 (a),(b) XD, Inc 453
159,440 (a) Yelp, Inc 5,891
10,159 YG Entertainment, Inc 296
80,594 YouGov plc 414
2,124,300 Z Holdings Corp 5,129
690,711 ZEE Telefilms Ltd 1,255
130,000 Zengame Technology Holding Ltd 48
486,013 (a) Zhejiang Century Huatong Group Co Ltd 229
219,859 (a) Ziff Davis, Inc 12,103
524,700 ZIGExN Co Ltd 1,959
382,188 (a) ZoomInfo Technologies, Inc 4,881
TOTAL MEDIA & ENTERTAINMENT 7,373,236
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.7%
67,610 (a) 10X Genomics, Inc 1,315
1,266,500 (a),(c) 3SBio, Inc 1,042
33,648 Aarti Drugs Ltd 203
3,326,131 AbbVie, Inc 570,498
26,827 (a) Abivax S.A. 336
28,409 (a) ABLBio, Inc 461
135,280 (a) Acadia Pharmaceuticals, Inc 2,198
70,820 (a) Actinium Pharmaceuticals, Inc 524
99,430 (a) ADC Therapeutics SA 314
74,914 Adcock Ingram Holdings Ltd 247
91,261 AddLife AB 1,075
266,000 Adimmune Corp 234
3,081,659 (a) ADMA Biologics, Inc 34,453
36,690 (a) Adverum Biotechnologies, Inc 252
16,998 (a) Aether Industries Ltd 188
225,466 Agilent Technologies, Inc 29,227
153,940 (a) Agios Pharmaceuticals, Inc 6,638

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
166,600 (a),(b) AIM Vaccine Co Ltd $ 150
39,343 Ajanta Pharma Ltd 1,079
250,000 (a),(b),(c) Akeso, Inc 1,205
26,000 Alar Pharmaceuticals, Inc 200
39,863 Alembic Pharmaceuticals Ltd 419
105,096 (a) ALK-Abello A.S. 2,296
57,595 (b) Almirall S.A. 578
233,381 (a) Alnylam Pharmaceuticals, Inc 56,712
328,000 (a),(b),(c) Alphamab Oncology 101
44,386 (a) Alteogen, Inc 8,998
375,310 (a),(b) Altimmune, Inc 2,496
25,770 (a) Alto Neuroscience, Inc 275
634,523 Amgen, Inc 198,257
7,380 AMI Organics Ltd 114
282,570 (a) Amicus Therapeutics, Inc 2,803
1,314,150 (a) Amneal Pharmaceuticals, Inc 8,345
125,200 (a) Anavex Life Sciences Corp 528
141,320 (a) ANI Pharmaceuticals, Inc 8,999
56,771 (a) Anika Therapeutics, Inc 1,438
166,070 (a) Annexon, Inc 814
73,857 (a) Apellis Pharmaceuticals, Inc 2,833
367,120 (a),(b) Arcutis Biotherapeutics, Inc 3,414
140,556 (a) Argenx SE 60,986
181,900 (a),(b),(c) Ascentage Pharma Group International 595
691,315 Aspen Pharmacare Holdings Ltd 8,865
373,550 Astellas Pharma, Inc 3,685
5,453 AstraZeneca Pharma India Ltd 408
1,811,177 AstraZeneca plc 281,879
300,641 AstraZeneca plc (ADR) 23,447
185,330 (a) Astria Therapeutics, Inc 1,687
6,562 Asymchem Laboratories Tianjin Co Ltd 59
32,240 (a) Aura Biosciences, Inc 244
561,541 (a),(b) Aurinia Pharmaceuticals, Inc 3,206
107,955 Aurobindo Pharma Ltd 1,562
497,536 (a) Avantor, Inc 10,548
468,270 (a) Avidity Biosciences, Inc 19,129
29,299 (b) Bachem Holding AG. 2,677
9,123 (a),(b) Basilea Pharmaceutica 397
214,522 (a) Bausch Health Cos, Inc 1,496
60,415 (a) Bavarian Nordic AS 1,497
58,223 Bayer AG. 1,641
283,200 (a) BeiGene Ltd 3,092
58,680 Beijing Tiantan Biological Products Corp Ltd 197
205,000 (b) Beijing Tong Ren Tang Chinese Medicine Co Ltd 236
34,400 Beijing Tongrentang Co Ltd 181
25,258 Beijing Wantai Biological Pharmacy Enterprise Co Ltd 229
30,598 (a),(c) BioArctic AB 662
319,816 Biocon Ltd 1,345
2,125,660 (a) BioCryst Pharmaceuticals, Inc 13,137
191,016 BioGaia AB 2,227
4,617 (a) Biogen, Inc 1,070
148,446 (a) Biohaven Ltd 5,153
427,659 (a) BioMarin Pharmaceutical, Inc 35,209
15,763 (a) Bioneer Corp 336
15,159 (a) Bio-Rad Laboratories, Inc (Class A) 4,140
50,409 Biotage AB 776
114,690 Bio-Techne Corp 8,218
54,060 (a) Black Diamond Therapeutics, Inc 252
9,649 (a) Bloomage Biotechnology Corp Ltd 75
45,704 (a) Blueprint Medicines Corp 4,926
45,674 (a),(c) BoneSupport Holding AB 1,132
46,564 Bora Pharmaceuticals Co Ltd 1,190

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
22,082 Boryung $ 154
195,200 (a) Bridgebio Pharma, Inc 4,944
94,646 Bristol-Myers Squibb Co 3,931
40,184 (a) Brooks Automation, Inc 2,114
73,821 Bruker BioSciences Corp 4,711
29,072 (a) Calliditas Therapeutics AB 564
22,697 (a) Camurus AB 1,285
89,750 (a) Candel Therapeutics, Inc 556
70,200 (a),(b),(c) CanSino Biologics, Inc 175
18,186 Caplin Point Laboratories Ltd 321
13,770 Caregen Co Ltd 217
289,835 (a) Catalent, Inc 16,297
28,469 (a),(d) Cellivery Therapeutics, Inc 0 ^
7,163 (a) Celltrion Pharm Inc 460
128,054 Celltrion, Inc 16,145
407,385 Center Laboratories, Inc 683
10,014 Changchun High & New Technology Industry Group, Inc 126
19,068 (a) Charles River Laboratories International, Inc 3,939
13,057 Chemometec A.S. 568
970,000 China Medical System Holdings Ltd 822
877,000 (c) China Resources Pharmaceutical Group Ltd 648
36,816 China Resources Sanjiu Medical & Pharmaceutical Co Ltd 216
938,000 China Shineway Pharmaceutical Group Ltd 924
389 (a),(d) Chinook Therapeutics, Inc 0 ^
5,388 Chong Kun Dang Pharmaceutical Corp 382
56,970 (a) Chongqing Zhifei Biological Products Co Ltd 219
691,514 Chugai Pharmaceutical Co Ltd 24,624
461,977 Cipla Ltd 8,188
31,807 (b) Clinuvel Pharmaceuticals Ltd 325
638,874 (a) Codexis, Inc 1,981
11,079 Concord Biotech Ltd 206
288,000 Consun Pharmaceutical Group Ltd 205
6,900 (a),(b) COSMO Pharmaceuticals NV 538
174,975 (a) Crinetics Pharmaceuticals, Inc 7,837
189,422 (a),(b) Cronos Group, Inc 442
422,251 CSL Ltd 82,802
38,280 CSPC Innovation Pharmaceutical Co Ltd 133
3,512,054 CSPC Pharmaceutical Group Ltd 2,797
83,219 (a) CureVac NV 279
14,189 Daewoong Co Ltd 158
3,152 Daewoong Pharmaceutical Co Ltd 234
4,613,670 Daiichi Sankyo Co Ltd 160,342
1,135,483 Danaher Corp 283,700
471,780 (a) Denali Therapeutics, Inc 10,955
15,696 Dermapharm Holding SE 606
54,550 (a),(b) Design Therapeutics, Inc 183
88,866 Divi's Laboratories Ltd 4,892
3,064 Dong-A Socio Holdings Co Ltd 234
3,143 Dong-A ST Co Ltd 143
424,871 Dong-E-E-Jiao Co Ltd 3,660
13,689 DongKook Pharmaceutical Co Ltd 185
138,360 Dr Reddy's Laboratories Ltd 10,613
354,490 (a) Dyne Therapeutics, Inc 12,510
139,000 (a) EirGenix, Inc 387
277,800 Eisai Co Ltd 11,435
4,724,445 (a) Elanco Animal Health, Inc 68,174
1,136,720 Eli Lilly & Co 1,029,164
23,620 (a) Enliven Therapeutics, Inc 552
33,200 (a),(b) Entrada Therapeutics, Inc 473
771,440 (a) Erasca, Inc 1,821
34,908 (a),(c) Eris Lifesciences Ltd 428
163,171 (b) Eurofins Scientific SE 8,170

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
48,951 Ever Supreme Bio Technology Co Ltd $ 299
156,500 (a),(b),(c) Everest Medicines Ltd 392
114,762 (a),(b) Evotec SE 1,100
264,716 (a),(b) Exact Sciences Corp 11,184
1,502,780 (a) Exelixis, Inc 33,767
562,314 Faes Farma S.A. (Sigma) 2,170
49,876 (a) FDC Ltd 276
7,284 (a) Formycon AG. 403
32,996 (a),(b) Fortrea Holdings, Inc 770
36,414 (a),(b) Galapagos NV 904
340,939 (a) Galderma Group AG. 28,066
7,624 GC Cell Corp 156
30,227 GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS. 62
2,030 (a) Genmab AS 509
582,800 (b) Genomma Lab Internacional SAB de C.V. 548
499,386 (a),(b) Genscript Biotech Corp 530
50,323 Genus plc 1,045
134,790 Gerresheimer AG. 14,485
1,015,529 Gilead Sciences, Inc 69,675
24,974 (a),(c) Gland Pharma Ltd 546
34,158 GlaxoSmithKline Pharmaceuticals Ltd 1,085
59,412 Glenmark Life Sciences Ltd 618
112,635 Glenmark Pharmaceuticals Ltd 1,661
40,701 (a),(b) GNI Group Ltd 601
77,407 (a),(b) GRAIL, Inc 1,190
958,500 Grand Pharmaceutical Group Ltd 570
105,799 Granules India Ltd 625
4,522 Green Cross Corp 374
15,822 Green Cross Holdings Corp 160
983,063 (a),(b) Grifols S.A. 8,314
11,415,487 GSK plc 219,568
51,421 (a) G-treeBNT Co Ltd 261
32,104 H Lundbeck A.S. 155
540,314 H Lundbeck A.S. 3,015
639,048 (a) Halozyme Therapeutics, Inc 33,461
28,412 (a) Hanall Biopharma Co Ltd 635
7,521 Hangzhou Tigermed Consulting Co Ltd - A 50
3,082 Hanmi Pharm Co Ltd 603
16,712 Hanmi Science Co Ltd 375
485,839 (c) Hansoh Pharmaceutical Group Co Ltd 1,017
125,326 (a) Harmony Biosciences Holdings, Inc 3,781
350,220 (a),(b) Harrow Health, Inc 7,316
166,250 (a) Heron Therapeutics, Inc 582
39,992 Hikal Ltd 160
3,925 Hikma Pharmaceuticals plc 94
57,350 (a) HilleVax, Inc 829
41,800 Hisamitsu Pharmaceutical Co, Inc 968
10,878 HK inno N Corp 296
20,403 (a) Hlb Pharma Ceutical Co Ltd 263
2,548,684 (a),(b),(d) Hua Han Health Industry Holdings Ltd 3
27,720 Hualan Biological Engineering, Inc 60
11,700 Hubei Jumpcan Pharmaceutical Co Ltd 51
5,023 (a) Hugel, Inc 841
205,710 (a) Humacyte, Inc 987
28,154 Humanwell Healthcare Group Co Ltd 66
446,000 (a),(b) HUTCHMED China Ltd 1,566
145,944 Hypera S.A. 749
10,488 (a) ICON plc 3,288
464,442 (a) Illumina, Inc 48,478
7,140 Imeik Technology Development Co Ltd 169
109,850 (a) Immunome, Inc 1,329
422,795 (a) Immunovant, Inc 11,162

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
69,287 (a),(b) Incyte Corp $ 4,200
92,759 (a) Indivior plc 1,449
446,000 (a),(b),(c) InnoCare Pharma Ltd 275
853,073 (a),(c) Innovent Biologics, Inc 4,016
433,481 (a) Insmed, Inc 29,043
225,060 (a) Intellia Therapeutics, Inc 5,037
110,190 (a) Intra-Cellular Therapies, Inc 7,547
116,059 (a) Ionis Pharmaceuticals, Inc 5,531
658,380 (a) Iovance Biotherapeutics, Inc 5,280
114,682 Ipca Laboratories Ltd 1,553
191 Ipsen 23
68,356 (a) IQVIA Holdings, Inc 14,453
54,087 (a) Ironwood Pharmaceuticals, Inc 353
297,770 (a),(b) iTeos Therapeutics, Inc 4,419
16,608 Jamjoom Pharmaceuticals Factory Co 644
179,350 (a) Janux Therapeutics, Inc 7,513
81,083 (a) Jazz Pharmaceuticals plc 8,654
56,382 JB Chemicals & Pharmaceuticals Ltd 1,186
51,844 JCR Pharmaceuticals Co Ltd 196
164,411 (a) Jiangsu Hengrui Pharmaceuticals Co Ltd 869
4,400 Jiangsu Nhwa Pharmaceutical Co Ltd 14
2,459,955 Johnson & Johnson 359,547
41,958 Joincare Pharmaceutical Group Industry Co Ltd 64
55,100 (c) Joinn Laboratories China Co Ltd 53
49,061 Jubilant Pharmova Ltd 435
11,683 JW Pharmaceutical Corp 256
22,179 Kaken Pharmaceutical Co Ltd 531
8,003,406 Kalbe Farma Tbk PT 745
4,044 (a) Kangmei Pharmaceutical Co Ltd 1
138,500 (a),(b),(c) Keymed Biosciences, Inc 595
337,490 (a) Kiniksa Pharmaceuticals Ltd 6,301
21,500 Kissei Pharmaceutical Co Ltd 436
55,523 (a) Knight Therapeutics, Inc 230
166,580 (a) Krystal Biotech, Inc 30,591
32,281 Kyorin Co Ltd 342
55,800 Kyowa Hakko Kogyo Co Ltd 956
16,078 Laboratorios Farmaceuticos Rovi S.A 1,506
36,040 (a) Larimar Therapeutics, Inc 261
289,294 (c) Laurus Labs Ltd 1,472
28,677 (a) Legend Biotech Corp (ADR) 1,270
19,495 (a) LegoChem Biosciences, Inc 1,003
469,000 (a),(b),(c) Lepu Biopharma Co Ltd 213
14,717 Livzon Pharmaceutical Group, Inc 75
37,400 (a) Longboard Pharmaceuticals, Inc 1,011
186,824 Lonza Group AG. 101,708
250,000 Lotus Pharmaceutical Co Ltd 2,385
297,727 Lupin Ltd 5,780
1,615,000 (a),(b),(c) Luye Pharma Group Ltd 559
22,512 (a),(b) Madrigal Pharmaceuticals, Inc 6,307
20,920 (a) Magenta Therapeutics, Inc 541
86,128 (a) Mankind Pharma Ltd 2,194
567,540 (a),(b) MannKind Corp 2,963
81,108 (a) Maravai LifeSciences Holdings, Inc 581
123,332 (a) Marksans Pharma Ltd 235
178,466 (a) Medigen Vaccine Biologics Corp 303
26,949 (a) Medpace Holdings, Inc 11,099
3,748 Medytox, Inc 411
287,900 Mega Lifesciences PCL 299
4,322,019 Merck & Co, Inc 535,066
47,985 Merck KGaA 7,936
15,779 (a) Mettler-Toledo International, Inc 22,053
18,065 (a) Mezzion Pharma Co Ltd 485

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
9,298 MGI Tech Co Ltd $ 61
2,496 (a) Middle East Pharmaceutical Co 86
53,550 (a) Mirum Pharmaceuticals, Inc 1,831
10,775 Mochida Pharmaceutical Co Ltd 209
68,913 (a) Moderna, Inc 8,183
237,027 (a),(b) MoonLake Immunotherapeutics 10,422
543,350 (a) Myriad Genetics, Inc 13,290
67,023 Natco Pharma Ltd 934
194,643 (a) Natera, Inc 21,078
47,368 (a) Naturecell Co Ltd 321
5,645 Neuland Laboratories Ltd 507
85,378 (a) Neuren Pharmaceuticals Ltd 1,205
93,316 (a) Neurocrine Biosciences, Inc 12,847
43,500 Nippon Shinyaku Co Ltd 879
153,910 (a),(b) Nkarta, Inc 910
55,518 (a),(d) NKMax Co Ltd 81
2,549,767 Novartis AG. 271,478
8,010,762 Novo Nordisk A.S. 1,146,218
560,187 Novo Nordisk A.S. (ADR) 79,961
195,500 (a) Nurix Therapeutics, Inc 4,080
24,970 (a) Nuvalent, Inc 1,894
954,350 (a) Nuvation Bio, Inc 2,787
120,669 (a) Nykode Therapeutics ASA 173
99,452 (a) OBI Pharma, Inc 186
253,500 (a),(b),(c) Ocumension Therapeutics 223
3,120 (a),(d) OmniAb Operations, Inc 0 ^
3,120 (a),(d) OmniAb Operations, Inc 0 ^
228,203 (a) Oneness Biotech Co Ltd 1,151
78,700 Ono Pharmaceutical Co Ltd 1,075
9,326 (a) Orchid Pharma Ltd 127
95,427 Organon & Co 1,975
1,844 Orion Oyj (Class B) 79
20,183 (a) Oscotec, Inc 548
446,953 Otsuka Holdings Co Ltd 18,882
35,210 (a) Outlook Therapeutics, Inc 260
414,294 (a) Oxford Nanopore Technologies plc 494
377,818 (a) Pacira BioSciences, Inc 10,809
81,300 (a) PeptiDream, Inc 1,264
15,515 (a) Peptron, Inc 553
91,391 PerkinElmer, Inc 9,583
150,277 Perrigo Co plc 3,859
132,740 (a) Perspective Therapeutics, Inc 1,323
4,413,866 Pfizer, Inc 123,500
11,994 (b) Pharma Mar S.A. 408
76,000 PharmaEngine, Inc 228
99,000 (a) PharmaEssentia Corp 1,708
69,951 (a),(d) Pharmally International Holding Co Ltd 0 ^
5,216 PharmaResearch Co Ltd 562
24,225 Pharmaron Beijing Co Ltd - A 62
530,257 (a),(b) Pharming Group NV 427
120,080 Phibro Animal Health Corp 2,014
2,038,091 (a) Piramal Pharma Ltd 3,833
251,000 (a) Polaris Group 573
12,923 (a),(c) PolyPeptide Group AG. 411
98,270 (a) Poseida Therapeutics, Inc 287
33,310 (a) Praxis Precision Medicines, Inc 1,378
15,422 Procter & Gamble Health Ltd 933
113,690 (a) ProKidney Corp 280
126,580 (a) PTC Therapeutics, Inc 3,871
82,860 (a) Pyxis Oncology, Inc 274
6,794 QIAGEN NV 281
305,954 QIAGEN NV 12,572

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
193,990 (a) Quanterix Corp $ 2,563
245,980 (a),(b) Quantum-Si, Inc 258
23,195 Recordati S.p.A. 1,207
140,887 (a) Regeneron Pharmaceuticals, Inc 148,076
150,470 (a) Relay Therapeutics, Inc 981
71,933 (a),(b) Repligen Corp 9,068
114,980 (a) Replimune Group, Inc 1,035
96,952 Richter Gedeon Rt 2,518
444,084 Roche Holding AG. 123,037
848 (b) Roche Holding AG. 259
1,633,676 (a) Roivant Sciences Ltd 17,268
270,069 Royalty Pharma plc 7,122
10,771 (a) Sam Chun Dang Pharm Co Ltd 1,138
13,883 (a),(c) Samsung Biologics Co Ltd 7,306
12,584 Sandoz Group AG. 456
1,109,894 (b) Sanofi (ADR) 53,852
19,212 (a) Sanofi Consumer Healthcare India Ltd 973
11,357 Sanofi India Ltd 884
3,048,270 Sanofi-Aventis 293,985
260,500 Santen Pharmaceutical Co Ltd 2,665
184,266 (a) Sarepta Therapeutics, Inc 29,114
31,966 Sartorius AG. 7,483
1,025 Sartorius Stedim Biotech 169
46,649 Saudi Pharmaceutical Industries & Medical Appliances Corp 363
29,517 Sawai Group Holdings Co Ltd 1,198
26,193 (b) Schott Pharma AG.& Co KGaA 858
231,000 (c),(d) SciClone Pharmaceuticals Holdings Ltd 554
209,000 ScinoPharm Taiwan Ltd 187
28,787 Seegene, Inc 417
10,540 (a) Selecta Biosciences, Inc 285
172,000 Shandong Xinhua Pharmaceutical Co Ltd 119
51,688 Shanghai Fosun Pharmaceutical Group Co Ltd - A 157
22,540 (c) Shanghai Haohai Biological Technology Co Ltd 92
182,737 Shanghai RAAS Blood Products Co Ltd 196
16,168 Shenzhen Kangtai Biological Products Co Ltd 35
24,525 Shenzhen Salubris Pharmaceuticals Co Ltd 90
38,307 Shijiazhuang Yiling Pharmaceutical Co Ltd 81
27,308 Shilpa Medicare Ltd 186
17,800 (b) Shin Nippon Biomedical Laboratories Ltd 158
29,390 Shin Poong Pharmaceutical Co Ltd 253
51,781 Shionogi & Co Ltd 2,017
339,998 Sichuan Kelun Pharmaceutical Co Ltd 1,419
3,552 Siegfried Holding AG. 3,684
7,273,000 Sihuan Pharmaceutical Holdings Group Ltd 483
18,223 (a) SillaJen, Inc 48
546,000 (b),(c) Simcere Pharmaceutical Group Ltd 400
4,365,236 Sino Biopharmaceutical Ltd 1,493
12,229 (a) SK Biopharmaceuticals Co Ltd 685
8,891 (a) SK Bioscience Co Ltd 338
8,455 SKAN Group AG. 751
65,629 (a),(b),(d) Sorrento Therapeutics, Inc 122
55,808 (a) Sosei Group Corp 555
91,235 (a) Sotera Health Co 1,083
1,112,000 SSY Group Ltd 600
8,214 ST Pharm Co Ltd 508
44,598 Strides Pharma Science Ltd 507
144,000 (b) Sumitomo Dainippon Pharma Co Ltd 363
60,594 (a) Sun Pharma Advanced Research Co Ltd 174
1,806,543 Sun Pharmaceutical Industries Ltd 32,897
667,310 (a) Sutro Biopharma, Inc 1,955
87,992 (a) Suven Pharmaceuticals Ltd 847
35,491 SwedenCare AB 198

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
181,384 (a) Swedish Orphan Biovitrum AB $ 4,853
145,680 (c) Syngene International Ltd 1,239
265,841 Synmosa Biopharma Corp 337
374,000 (a) Taigen Biopharmaceuticals Holdings Ltd 175
123,484 (a) TaiMed Biologics, Inc 340
36,533 Takara Bio, Inc 251
1,161,594 Takeda Pharmaceutical Co Ltd 30,130
254,340 (a) Tarsus Pharmaceuticals, Inc 6,913
9,966 Tecan Group AG. 3,337
196,709 (a) Telix Pharmaceuticals Ltd 2,439
118,990 (a),(b) Tenaya Therapeutics, Inc 369
104,910 (a) Terns Pharmaceuticals, Inc 714
907,323 (a) Teva Pharmaceutical Industries Ltd (ADR) 14,744
674,590 (a) TG Therapeutics, Inc 12,001
203,460 (a) Theravance Biopharma, Inc 1,725
373,059 Thermo Fisher Scientific, Inc 206,302
20,220 (a) Third Harmonic Bio, Inc 263
521,000 Tong Ren Tang Technologies Co Ltd 334
56,765 Torii Pharmaceutical Co Ltd 1,299
209,839 Torrent Pharmaceuticals Ltd 7,017
21,413 Towa Pharmaceutical Co Ltd 391
48,300 Tsumura & Co 1,232
131,000 TTY Biopharm Co Ltd 307
42,660 (a),(b) Tyra Biosciences, Inc 682
662,088 UCB S.A. 98,311
58,132 (a) Ultragenyx Pharmaceutical, Inc 2,389
745,562 United Laboratories Ltd 789
165,495 (a) United Therapeutics Corp 52,718
83,447 (a),(b) Valneva SE 283
134,070 (a) Veracyte, Inc 2,905
187,043 (a) Vertex Pharmaceuticals, Inc 87,671
448,950 Viatris, Inc 4,772
3,312 Virbac S.A. 1,162
171,600 (a) Viridian Therapeutics, Inc 2,233
56,058 (b) Vitrolife AB 919
7,650 (a) Voronoi, Inc 270
32,728 Walvax Biotechnology Co Ltd 51
43,206 (a) Waters Corp 12,535
233,671 West Pharmaceutical Services, Inc 76,969
2,280,000 Winteam Pharmaceutical Group Ltd 1,060
49,033 (a) Wockhardt Ltd 403
65,458 WuXi AppTec Co Ltd - A 353
151,237 (c) WuXi AppTec Co Ltd - H 566
5,567,500 (a),(c) Wuxi Biologics Cayman, Inc 8,194
917,640 (a) Xeris Biopharma Holdings, Inc 2,065
234,400 (a),(b),(c) YiChang HEC ChangJiang Pharmaceutical Co Ltd 283
86,236 Yuhan Corp 5,048
127,000 YungShin Global Holding Corp 206
54,107 Yunnan Baiyao Group Co Ltd 381
1,091,400 (a),(b) Zai Lab Ltd 1,859
479,328 (a) Zealand Pharma AS 61,270
12,500 ZERIA Pharmaceutical Co Ltd 164
15,501 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 442
30,058 Zhejiang Huahai Pharmaceutical Co Ltd 70
89,099 Zhejiang NHU Co Ltd 235
1,111,573 Zoetis, Inc 192,702
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 8,464,017
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
164,000 Advancetek Enterprise Co Ltd 313
9,287 (c) Aedas Homes SAU 210
75,800 Aeon Mall Co Ltd 896

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1 (a) AFI Properties Ltd $ 0 ^
5,654 Africa Israel Residences Ltd 295
52,422 (a) Airport City Ltd 737
28,636 Alandalus Property Co 187
3,287,199 Aldar Properties PJSC 5,602
320,941 Aliansce Sonae Shopping Centers sa 1,213
695,250 (b),(c) A-Living Smart City Services Co Ltd 248
12,174 Allreal Holding AG. 2,087
127,170 Alony Hetz Properties & Investments Ltd 849
36,165 (b) Altus Group Ltd 1,336
634,500 Amata Corp PCL 386
193,353 Amot Investments Ltd 779
80,977 (a) Anant Raj Industries Ltd 416
8,704,100 AP Thailand PCL 1,881
815,089 (b) Aroundtown S.A. 1,712
69,199 Arriyadh Development Co 395
43,011 Atrium Ljungberg AB 835
100,807 Aura Investments Ltd 310
5,626,708 Ayala Land, Inc 2,731
1,307 Azrieli Group Ltd 76
1,748,301 Barwa Real Estate Co 1,320
9,792 (a) Big Shopping Centers Ltd 939
5,522 Blue Square Real Estate Ltd 375
94,276 Brigade Enterprises Ltd 1,522
4,940,100 (a) Bumi Serpong Damai Tbk PT 288
618,000 (b) C&D International Investment Group Ltd 1,147
466,000 (b) C&D Property Management Group Co Ltd 173
34,114 CA Immobilien Anlagen AG. 1,131
942,198 Capitaland India Trust 680
2,402,744 Capitaland Investment Ltd 4,699
310,041 Castellum AB 3,784
26,400 Catena AB 1,319
490,000 Cathay Real Estate Development Co Ltd 456
285,927 (a) CBRE Group, Inc 25,479
1,655,982 Central Pattana PCL 2,486
3,182,000 (b) China Jinmao Holdings Group Ltd 252
409,027 (a) China Merchants Shekou Industrial Zone Holdings Co Ltd 493
1,134,000 China Overseas Grand Oceans Group Ltd 284
3,226,286 China Overseas Land & Investment Ltd 5,585
2,831,602 China Resources Land Ltd 9,645
625,200 (c) China Resources Mixc Lifestyle Services Ltd 2,069
1,982,938 (b) China Vanke Co Ltd 1,180
388,219 China Vanke Co Ltd (Class A) 369
105,000 Chong Hong Construction Co Ltd 354
41,625 (b) Cibus Nordic Real Estate AB 619
8,098,100 Ciputra Development Tbk PT 559
3,402,100 (b) City Developments Ltd 12,933
60,714 (b) Citycon Oyj 257
1,636,817 CK Asset Holdings Ltd 6,132
32,587 (b) Colliers International Group, Inc 3,639
1,413,225 Commercial Real Estate Co KSC 567
955,500 (a) Compass, Inc 3,440
516,627 (b) Corem Property Group AB 427
653,800 (b) Corp Inmobiliaria Vesta SAB de C.V. 1,956
11,042,898 (b),(d) Country Garden Holdings Co Ltd 514
1,722,000 (b) Country Garden Services Holdings Co Ltd 1,061
102,000 Crowell Development Corp 143
104,901 (a) D B Realty Ltd 234
52,885 Daito Trust Construction Co Ltd 5,474
472,633 Daiwa House Industry Co Ltd 12,033
175,000 (a) Da-Li Development Co Ltd 320
212,232 (a) Dar Al Arkan Real Estate Development Co 667

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
310,000 Delpha Construction Co Ltd $ 462
922,284 Deyaar Development PJSC 180
717,860 DigitalBridge Group, Inc 9,835
64,204 Dios Fastigheter AB 524
654,363 DLF Ltd 6,460
19,424 (b) DREAM Unlimited Corp 279
617,800 Eco World Development Group BHD 196
17,877 Electra Real Estate Ltd 153
308,269 (a) Emaar Economic City 532
5,718,909 Emaar Properties PJSC 12,768
54,443 (c) Entra ASA 559
1,148,400 (b),(c) ESR Group Ltd 1,510
145,770 (b) eXp World Holdings, Inc 1,645
190,625 (b) Fabege AB 1,522
173,000 Farglory Land Development Co Ltd 429
741,571 (a) Fastighets AB Balder 5,091
34,946 FirstService Corp 5,318
326,750 (a) Forestar Group, Inc 10,453
1,572,596 Fortress REIT Ltd 1,428
64,827 (a) Gazit Globe Ltd 152
6,236,000 (b) Gemdale Properties & Investment Corp Ltd 196
102,517 (a) Godrej Properties Ltd 3,934
7,880 Goldcrest Co Ltd 132
547,680 Grainger plc 1,686
66,306 Grand City Properties S.A. 770
867,500 Greentown China Holdings Ltd 681
1,186,000 (b) Greentown Service Group Co Ltd 509
518,400 (a) Hainan Airport Infrastructure Co Ltd 224
15,448,479 (b) Hang Lung Properties Ltd 13,145
16,315,400 (a),(d) Hanson International Tbk PT 0 ^
24,822 Heiwa Real Estate Co Ltd 608
58,008 (a) Hemisphere Properties India Ltd 131
1,314,899 Henderson Land Development Co Ltd 3,525
982,271 Highwealth Construction Corp 1,577
34,000 (a) Hiyes International Co Ltd 242
280,100 Hong Fok Corp Ltd 173
1,082,345 Hongkong Land Holdings Ltd 3,487
1,015,477 Hopson Development Holdings Ltd 465
24,442 (a) Howard Hughes Holdings, Inc 1,584
195,800 Huaku Development Co Ltd 824
88,186 Hufvudstaden AB (Series A) 1,044
926,000 (b) Hulic Co Ltd 8,231
461,696 Hysan Development Co Ltd 663
181,125 Ichigo Holdings Co Ltd 453
185,500 Iguatemi S.A. 683
23,975 (a) IMMOFINANZ AG. 664
341,590 (a) Indiabulls Real Estate Ltd 593
4,235 Intershop Holding AG. 558
1,332,500 IOI Properties Group Bhd 624
128,855 Israel Canada T.R Ltd 408
2,896 (a) Isras Holdings Ltd 220
1,424 Isras Investment Co Ltd 247
68,112 I-Sunny Construction & Development Co Ltd 393
608,839 IWG plc 1,327
290,300 JHSF Participacoes S.A. 205
1,596,750 (a),(d) Jiangsu Future Land Co Ltd 16
164,500 Jinke Smart Services Group Co Ltd 156
26,377 (a) Jones Lang LaSalle, Inc 5,415
41,152 Katitas Co Ltd 445
271,011 KE Holdings, Inc (ADR) 3,835
20,900 Keihanshin Building Co Ltd 219
453,000 Kerry Properties Ltd 788

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
269,000 Kindom Development Co Ltd $ 453
95,065 Kojamo Oyj 979
587,761 (a) Kuwait Real Estate Co KSC 430
45,169 (a) Lamda Development S.A. 325
5,727,600 Land and Houses PCL 913
7,158 LEG Immobilien SE 585
494,582 Lend Lease Corp Ltd 1,779
135,443 Leopalace21 Corp 434
67,674 (b) Lifestyle Communities Ltd 559
41,100 LOG Commercial Properties e Participacoes S.A. 172
1,732,593 (b),(c) Longfor Group Holdings Ltd 2,367
629,910 Mabanee Co SAK 1,706
252,691 (c) Macrotech Developers Ltd 4,557
876,800 Mah Sing Group BHD 321
63,301 Mahindra Lifespace Developers Ltd 452
35,779 (a),(b),(d) Mapeley Ltd 0 ^
790,500 Matrix Concepts Holdings Bhd 298
833,100 MBK PCL 369
17,336 Mega Or Holdings Ltd 414
8,221,000 Megaworld Corp 245
20,530 Melisron Ltd 1,354
222,800 (c) Midea Real Estate Holding Ltd 190
1,068,253 Mitsubishi Estate Co Ltd 16,818
2,284,073 Mitsui Fudosan Co Ltd 21,022
505,890 Mivne Real Estate KD Ltd 1,181
5,815 Mobimo Holding AG. 1,649
2,178 (b) Morguard Corp 177
215,300 Multiplan Empreendimentos Imobiliarios S.A. 868
1,175,112 (a) National Real Estate Co KPSC 319
478,684 NEPI Rockcastle NV 3,456
21,640 NESCO Ltd 239
1,067,000 (b) New World Development Co Ltd 999
444,940 Newmark Group, Inc 4,552
32,731 (b) Nexity 294
92,400 Nomura Real Estate Holdings, Inc 2,326
18,947 NP3 Fastigheter AB 459
108,480 Nyfosa AB 1,051
735,700 Origin Property PCL 92
179,500 OSK Holdings BHD 60
12,089,800 Pakuwon Jati Tbk PT 270
75,722 (b) Pandox AB 1,350
455,296 Parque Arauco S.A. 688
30,375 Patrizia Immobilien AG. 231
99,438 (a) PEXA Group Ltd 911
84,035 Phoenix Mills Ltd 3,610
50,802 Platzer Fastigheter Holding AB 437
346,146 Plaza S.A. 504
536,262 (a) Poly Developments and Holdings Group Co Ltd 646
102,200 Poly Property Development Co Ltd 377
1,773,000 (a) Poly Property Group Co Ltd 335
4,327 Prashkovsky Investments and Construction Ltd 84
1,075,000 Prince Housing & Development Corp 398
768,700 Pruksa Holding PCL 183
39,356 PSP Swiss Property AG. 5,052
46,047 Puravankara Ltd 273
3,907,900 Quality Houses PCL 195
733,000 (a),(b) Radiance Holdings Group Co Ltd 251
546,617 RAK Properties PJSC 158
5,600 Raysum Co Ltd 120
1,040,000 (a),(b),(c),(d) Redco Properties Group Ltd 44
658,370 (a),(b) Redfin Corp 3,957
86,228 Relo Group, Inc 922

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
128,586 Retal Urban Development Co $ 383
81,650 RMR Group, Inc 1,845
1,523,900 Robinsons Land Corp 387
1,266,755 Ruentex Development Co Ltd 1,701
206,422 Sagax AB 5,290
156,245 Sakura Development Co Ltd 364
341,555 Salhia Real Estate Co KSCP 462
22,030 (a) SAMTY HOLDINGS Co Ltd 341
11,623,600 Sansiri PCL 529
94,473 (a) Saudi Real Estate Co 482
927,349 Savills plc 13,059
1,272,000 SC Asset Corp PCL 99
1,898,000 (b) Seazen Group Ltd 330
16,693 Seazen Holdings Co Ltd 20
293,192 Shanghai Jinqiao Export Processing Zone Development Co Ltd 260
52,137 (a) Shanghai Lingang Holdings Corp Ltd 65
84,300 Shanghai Zhangjiang High-Tech Park Development Co Ltd 213
2,584,000 Shenzhen Investment Ltd 307
1,874,000 (b) Shoucheng Holdings Ltd 323
3,562,500 Shui On Land Ltd 301
2,618,600 Sime Darby Property Bhd 742
3,303,322 Sino Land Co 3,399
236,000 Sinyi Realty, Inc 231
1,014,218 Sirius Real Estate Ltd 1,199
8,505,588 SM Prime Holdings 4,101
31,999 Sobha Ltd 749
2,009,500 (a) Soho China Ltd 172
1,318,200 SP Setia BHD 385
6,900 (a),(b) SRE Holdings Corp 207
21,600 Starts Corp, Inc 457
934,209 (b) StorageVault Canada, Inc 3,182
241,605 Sumitomo Realty & Development Co Ltd 7,129
8,935,800 (a) Summarecon Agung Tbk PT 273
30,868 Summit Real Estate Holdings Ltd 348
20,462 Sumou Real Estate Co 223
18,780 Sun Frontier Fudousan Co Ltd 236
1,313,503 Sun Hung Kai Properties Ltd 11,381
4,590,000 (b) Sunac China Holdings Ltd 675
1,022,000 (c) Sunac Services Holdings Ltd 236
58,429 Sunteck Realty Ltd 391
1,044,600 Supalai PCL 512
355,924 Swire Pacific Ltd (Class A) 3,142
985,126 Swire Properties Ltd 1,569
78,360 Swiss Prime Site AG. 7,420
815,071 TAG Tegernsee Immobilien und Beteiligungs AG. 11,913
814,364 Talaat Moustafa Group 965
54,201 (a) TARC Ltd 124
14,271 (a) TKP Corp 128
236,493 (b) Tokyo Tatemono Co Ltd 3,763
463,700 Tokyu Fudosan Holdings Corp 3,113
20,443 Tosei Corp 310
735,600 UEM Sunrise Bhd 168
1,414,986 United Development Co QSC 435
306,700 (b) UOL Group Ltd 1,175
10,406 VGP NV 1,160
3,254 VIB Vermoegen AG. 31
327,058 Vonovia SE 9,308
294,053 Wallenstam AB 1,396
6,704,900 WHA Corp PCL 882
868,000 Wharf Holdings Ltd 2,439
1,496,756 Wharf Real Estate Investment Co Ltd 3,967
218,840 Wihlborgs Fastigheter AB 2,026

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
580,642 Yanlord Land Group Ltd $ 188
6,217 YH Dimri Construction & Development Ltd 460
155,400 Youngor Group Co Ltd 152
1,305,000 Yuexiu Property Co Ltd 851
455,000 Yuexiu Services Group Ltd 181
43,000 (a) Yungshin Construction & Development Co Ltd 284
39,247 (a) Zillow Group, Inc (Class A) 1,768
112,713 (a) Zillow Group, Inc (Class C) 5,229
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 484,070
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.9%
5,838 ACM Research Shanghai, Inc 68
415,980 (a) ACM Research, Inc 9,593
217,080 ADATA Technology Co Ltd 720
2,101,700 (a) Advanced Micro Devices, Inc 340,917
14,250 Advanced Micro-Fabrication Equipment, Inc China 276
115,000 Advanced Wireless Semiconductor Co 494
2,900,121 Advantest Corp 117,530
673,982 (b) AEM Holdings Ltd 891
154,000 Airoha Technology Corp 3,497
762,721 Aixtron AG. 14,965
334,000 Alchip Technologies Ltd 25,149
61,073 (a) Alfa Solar Enerji Sanayi VE Ticaret AS. 131
54,442 (a) Allegro MicroSystems, Inc 1,537
228,186 (a),(b) Alphawave IP Group plc 414
214,990 (a) Ambarella, Inc 11,599
10,214 Amlogic Shanghai Co Ltd 83
812,698 (a) ams-OSRAM AG. 1,123
384,149 Analog Devices, Inc 87,686
32,000 (a) Andes Technology Corp 426
77,000 AP Memory Technology Corp 914
2,154,805 Applied Materials, Inc 508,512
2,680,000 Ardentec Corp 5,641
185,256 (a) ARM Holdings plc (ADR) 30,312
2,834,925 (a) ASE Technology Holding Co Ltd 14,686
45,440 ASM International NV 34,733
1,158,600 ASM Pacific Technology 16,045
109,000 ASMedia Technology, Inc 7,491
763,890 ASML Holding NV 778,531
24,000 ASPEED Technology, Inc 3,561
95,300 (a) Axcelis Technologies, Inc 13,551
74,904 BE Semiconductor Industries NV 12,513
45,231 (a) Borosil Renewables Ltd 273
1,027,124 Broadcom, Inc 1,649,078
11,598 (a) Cambricon Technologies Corp Ltd 314
83,943 Camtek Ltd 10,484
359,500 Chang Wah Technology Co Ltd 430
11,538 (a),(d) China Energy Savings Technology, Inc 0 ^
32,072 China Resources Microelectronics Ltd 165
479,000 Chipbond Technology Corp 989
4,330,000 ChipMOS Technologies, Inc 5,714
72,708 (a) Cirrus Logic, Inc 9,282
855,240 (a) Credo Technology Group Holding Ltd 27,316
429,500 D&O Green Technologies Bhd 333
33,600 (a),(b) Daqo New Energy Corp (ADR) 491
27,533 DB HiTek Co Ltd 971
167,511 Disco Corp 63,805
53,321 Doosan Tesna, Inc 1,438
10,272 (a) Duk San Neolux Co Ltd 299
230,000 Elan Microelectronics Corp 1,091
223,000 Elite Semiconductor Microelectronics Technology, Inc 689
5,084 Elmos Semiconductor SE 414

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
27,000 (a) eMemory Technology, Inc $ 2,121
514,000 Ennostar, Inc 688
97,042 (a) Enphase Energy, Inc 9,676
108,742 Entegris, Inc 14,724
6,561 Eo Technics Co Ltd 879
194,595 Episil Technologies, Inc 361
37,860 Episil-Precision, Inc 75
203,967 Etron Technology, Inc 315
136,808 Eugene Technology Co Ltd 4,885
272,000 Everlight Electronics Co Ltd 640
7,228 (a) Fadu, Inc 108
185,913 Faraday Technology Corp 1,917
34,333 Ferrotec Holdings Corp 593
77,577 (a) First Solar, Inc 17,491
69,550 Fitipower Integrated Technology, Inc 581
43,100 Flat Glass Group Co Ltd 119
185,000 (b) Flat Glass Group Co Ltd 271
159,000 FocalTech Systems Co Ltd 422
156,774 (a) Formfactor, Inc 9,490
721,000 Formosa Advanced Technologies Co Ltd 862
62,200 Formosa Sumco Technology Corp 333
658,000 Foxsemicon Integrated Technology, Inc 6,246
9,000 (b) Furuya Metal Co Ltd 245
18,779 GalaxyCore, Inc 31
3,884 (a) Gaonchips Co Ltd 188
8,573,000 (a) GCL Technology Holdings Ltd 1,270
19,834 GigaDevice Semiconductor, Inc 260
2,024 GigaVis Co Ltd 77
46,000 Global Mixed Mode Technology, Inc 432
37,000 Global Unichip Corp 1,824
65,944 (a),(b) GLOBALFOUNDRIES, Inc 3,334
1,120,354 Globalwafers Co Ltd 18,552
12,000 Grand Plastic Technology Corp 499
1,327,800 (a) Greatech Technology Bhd 1,476
1,460,000 Greatek Electronics, Inc 2,828
52,457 Gudeng Precision Industrial Co Ltd 720
10,231 HAESUNG DS Co Ltd 337
6,608 Hana Materials, Inc 311
29,820 Hana Micron, Inc 439
35,618 Hangzhou First Applied Material Co Ltd 72
38,244 Hangzhou Silan Microelectronics Co Ltd 92
18,093 Hanmi Semiconductor Co Ltd 2,235
127,000 Holtek Semiconductor, Inc 235
31,985 HPSP Co Ltd 899
255,531 (c) Hua Hong Semiconductor Ltd 719
3,534 (a) Hwatsing Technology Co Ltd 92
47,849 Hygon Information Technology Co Ltd 460
734,882 Hynix Semiconductor, Inc 124,716
454,710 (a) Ichor Holdings Ltd 17,529
1,087,500 Inari Amertron Bhd 851
3,902,429 Infineon Technologies AG. 143,220
8,356 Ingenic Semiconductor Co Ltd 63
12,942 Innox Advanced Materials Co Ltd 383
2,536,644 Intel Corp 78,560
8,787 ISC Co Ltd 413
516,000 (a) ITE Technology, Inc 2,703
178,817 JA Solar Technology Co Ltd 275
50,713 Japan Material Co Ltd 702
22,155 (a) Jeju Semiconductor Corp 298
68,097 Jentech Precision Industrial Co Ltd 2,512
14,250 Jiangsu Pacific Quartz Co Ltd 58
148,491 Jinko Solar Co Ltd 145

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
27,400 (b) JinkoSolar Holding Co Ltd (ADR) $ 568
26,621 Jusung Engineering Co Ltd 715
2,361,000 King Yuan Electronics Co Ltd 8,626
244,000 Kinsus Interconnect Technology Corp 694
45,691 KLA Corp 37,673
39,830 Koh Young Technology, Inc 363
73,745 KoMiCo Ltd 4,272
363,451 Lam Research Corp 387,021
65,000 LandMark Optoelectronics Corp 335
16,500 Lasertec Corp 3,704
99,353 (a) Lattice Semiconductor Corp 5,761
39,972 LEENO Industrial, Inc 6,757
197,246 LONGi Green Energy Technology Co Ltd 380
9,771 LX Semicon Co Ltd 574
18,840 M31 Technology Corp 655
25,000 Machvision, Inc 303
1 (a) MACOM Technology Solutions Holdings, Inc 0 ^
1,528,000 Macronix International 1,225
67,800 Malaysian Pacific Industries Bhd 565
62,000 Marketech International Corp 323
540,693 Marvell Technology, Inc 37,794
31,000 (a) Materials Analysis Technology, Inc 275
73,990 (a) MaxLinear, Inc 1,490
1,962,920 MediaTek, Inc 84,540
10,689 (a) Megachips Corp 272
16,131 (b) Melexis NV 1,384
186,610 Microchip Technology, Inc 17,075
2,277,529 Micron Technology, Inc 299,563
124,800 Micronics Japan Co Ltd 5,202
91,991 Mimasu Semiconductor Industry Co Ltd 2,119
16,606 (b) Mitsui High-Tec, Inc 650
23,409 MKS Instruments, Inc 3,057
15,504 Monolithic Power Systems, Inc 12,739
30,810 Montage Technology Co Ltd 241
59,000 MPI Corp 958
541,075 Nanya Technology Corp 1,161
68,815 (a) National Silicon Industry Group Co Ltd 130
13,314 NAURA Technology Group Co Ltd 584
5,995 NEXTIN, Inc 300
133,062 (a) Nordic Semiconductor ASA 1,767
63,481 (a) Nova Measuring Instruments Ltd 14,898
242,758 Novatek Microelectronics Corp Ltd 4,527
177,000 Nuvoton Technology Corp 697
36,490,311 Nvidia Corp 4,508,013
204,583 NXP Semiconductors NV 55,051
150,934 (a) ON Semiconductor Corp 10,347
123,678 (a) Onto Innovation, Inc 27,155
262,152 Optorun Co Ltd 3,308
301,000 Orient Semiconductor Electronics Ltd 543
240,000 Pan Jit International, Inc 416
178,000 Parade Technologies Ltd 4,576
142,140 (a) PDF Solutions, Inc 5,171
130,000 Phison Electronics Corp 2,461
6,850 Piotech, Inc 113
101,000 Pixart Imaging, Inc 527
39,300 Power Integrations, Inc 2,758
2,151,000 Powerchip Semiconductor Manufacturing Corp 1,776
612,000 Powertech Technology, Inc 3,539
16,595 PSK, Inc 435
4,684 PSK, Inc 235
14,369 (a) PVA TePla AG. 233
34,991 (a) Qorvo, Inc 4,060

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
542,421 QUALCOMM, Inc $ 108,039
350,000 Radiant Opto-Electronics Corp 2,043
318,162 (a) Rambus, Inc 18,695
45,000 (a) Raydium Semiconductor Corp 569
203,261 Realtek Semiconductor Corp 3,411
229,382 (a) REC Silicon ASA 150
3,126,324 Renesas Electronics Corp 59,290
61,311 RichWave Technology Corp 432
565,490 (a) Rigetti Computing, Inc 605
7,800 Rockchip Electronics Co Ltd 63
1,641,000 Rohm Co Ltd 21,936
24,907 Rorze Corp 4,921
9,400 RS Technologies Co Ltd 205
13,825 S&S Tech Corp 355
130,100 Sanan Optoelectronics Co Ltd 209
17,613 Sanken Electric Co Ltd 754
116,300 SCREEN Holdings Co Ltd 10,544
89,000 SDI Corp 382
408,647 (a) Semtech Corp 12,210
32,687 Seoul Semiconductor Co Ltd 216
59,406 (a) SFA Semicon Co Ltd 233
5,569 SG Micro Corp 63
41,580 (a) Shanghai Aiko Solar Energy Co Ltd 52
13,300 Shenzhen Goodix Technology Co Ltd 126
114,900 Shibaura Mechatronics Corp 6,076
54,900 Shinko Electric Industries 1,919
30,000 ShunSin Technology Holding Ltd 255
2,743,000 Sigurd Microelectronics Corp 6,480
132,960 Silergy Corp 1,886
147,917 (a),(b) Silex Systems Ltd 522
448,000 Silicon Integrated Systems Corp 777
114,579 (a) Silicon Laboratories, Inc 12,676
12,966 Siltronic AG. 1,008
19,427 SIMMTECH Co Ltd 503
404,000 Sino-American Silicon Products, Inc 2,699
95,000 Sitronix Technology Corp 755
39,931 (a) SK Square Co Ltd 2,882
55,425 Skyworks Solutions, Inc 5,907
13,010 SMA Solar Technology AG. 367
121,259 (a) Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS. 196
139,300 Socionext, Inc 3,314
19,813 (a),(b) SOITEC 2,200
3,500 StarPower Semiconductor Ltd 41
655,633 STMicroelectronics NV 25,680
14,753 SUESS MicroTec SE 972
10,560,642 Sumco Corp 152,768
402,000 Sunplus Technology Co Ltd 448
138,000 Taiwan Mask Corp 323
204,000 Taiwan Semiconductor Co Ltd 475
47,134,146 Taiwan Semiconductor Manufacturing Co Ltd 1,396,472
1,468,630 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 255,263
203,000 Taiwan Surface Mounting Technology Corp 750
270,000 Taiwan-Asia Semiconductor Corp 348
101,531 (a) TCL Zhonghuan Renewable Energy Technology Co Ltd 121
221,578 (a) Technoprobe S.p.A 2,177
23,764 TechWing, Inc 1,088
736,319 Teradyne, Inc 109,189
644,367 Texas Instruments, Inc 125,349
118,161 Tianshui Huatian Technology Co Ltd 132
4,237 Tokai Carbon Korea Co Ltd 410
561,298 Tokyo Electron Ltd 122,868
32,100 Tokyo Seimitsu Co Ltd 2,463

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
29,348 TongFu Microelectronics Co Ltd $ 90
250,739 Tongwei Co Ltd 658
128,611 Topco Scientific Co Ltd 1,089
14,900 Towa Corp 1,049
88,515 (a) Tower Semiconductor Ltd (Tel Aviv) 3,408
22,800 Tri Chemical Laboratories, Inc 621
55,306 Trina Solar Co Ltd 128
1,746,000 (a),(d) Trony Solar Holdings Co Ltd 2
3,586 TSE Co Ltd 155
437,946 (a) TSEC Corp 390
5,592 u-blox Holding AG. 586
34,944 Ulvac, Inc 2,297
3,600,900 (b) UMS Holdings Ltd 3,122
24,729 Unigroup Guoxin Microelectronics Co Ltd 178
341,600 Unisem M Bhd 301
4,689,071 (a) United Microelectronics Corp 8,110
1,224,000 United Renewable Energy Co Ltd/Taiwan 514
16,322 Universal Display Corp 3,432
34,000 UPI Semiconductor Corp 302
355,744 Vanguard International Semiconductor Corp 1,417
237,916 (a) Veeco Instruments, Inc 11,113
4,467 (a) Verisilicon Microelectronics Shanghai Co Ltd 16
144,000 Via Technologies, Inc 516
88,000 (a) VisEra Technologies Co Ltd 941
1,251,000 Visual Photonics Epitaxy Co Ltd 6,350
438,400 ViTrox Corp Bhd 383
449,000 Wafer Works Corp 523
155,897 (a),(b) Weebit Nano Ltd 263
3,106,352 Will Semiconductor Co Ltd 42,408
4,968,727 Win Semiconductors Corp 26,623
1,272,570 Winbond Electronics Corp 1,006
21,000 WinWay Technology Co Ltd 678
90,261 (a),(b) Wolfspeed, Inc 2,054
204,584 WONIK IPS Co Ltd 5,130
12,602 Wonik QnC Corp 343
40,612 (a),(b),(c) X-Fab Silicon Foundries SE 259
49,561 (a),(c) X-Fab Silicon Foundries SE 317
38,417 Xinjiang Daqo New Energy Co Ltd 108
633,000 XinTec, Inc 3,502
2,031,214 Xinyi Solar Holdings Ltd 1,020
20,711 (a) YC Corp 260
27,406 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 108
24,000 ZillTek Technology Corp 299
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 12,508,002
SOFTWARE & SERVICES - 8.8%
184,587 360 Security Technology, Inc 194
871,054 Accenture plc 264,286
152,510 (a) ACI Worldwide, Inc 6,038
87,762 Addnode Group AB 1,005
2,913 Adesso SE 262
304,297 (a) Adobe, Inc 169,049
53,989 Ahnlab, Inc 2,364
65,510 (a) Airship AI Holdings, Inc 235
25,339 (a) Akamai Technologies, Inc 2,283
12,462 Al Moammar Information Systems Co 555
52,271 (c) Alfa Financial Software Holdings plc 123
23,653 (b) Alten 2,604
93,253 Altium Ltd 4,216
155,674 Amdocs Ltd 12,286
14,881 (a) Ansys, Inc 4,784
21,840 (a) Appfolio, Inc 5,341

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
438,000 (a) Appier Group, Inc $ 3,292
199,293 (a) AppLovin Corp 16,585
20,041 Arabian Internet & Communications Services Co 1,561
44,000 Argo Graphics, Inc 1,314
140,800 (c) AsiaInfo Technologies Ltd 127
151,210 Asseco Poland S.A. 3,003
64,044 Atea ASA 918
544,178 (a) Atlassian Corp Ltd 96,254
6,514 Atoss Software AG. 779
7,562 Aubay 302
29,810 (a) AudioEye, Inc 525
427,830 (a) AvePoint, Inc 4,458
46,610 (a) Backblaze, Inc 287
5,300 Base Co Ltd 94
2,674,800 (a),(b) BASE, Inc 4,666
203,573 Bechtle AG. 9,576
11,647 Beijing Kingsoft Office Software, Inc 363
145,255 Bentley Systems, Inc 7,170
74,854 (a) BILL Holdings, Inc 3,939
133,351 Birlasoft Ltd 1,101
251,019 (a),(b) Bitfarms Ltd 648
405,512 (a),(b) BlackBerry Ltd 1,014
358,780 (a) Blend Labs, Inc 847
172,180 (a) Box, Inc 4,552
767,763 Bytes Technology Group plc 5,366
26,850 CANCOM SE 928
150,358 Cap Gemini S.A. 29,867
9,668 cBrain A.S. 337
652,382 (a) CCC Intelligent Solutions Holdings, Inc 7,248
15,363 CE Info Systems Ltd 423
40,664 (a),(b) Cellebrite DI Ltd 486
27,788 (a),(b) Ceridian HCM Holding, Inc 1,378
176,405 (a) CGI, Inc 17,608
36,500 (b) Change Holdings, Inc 274
86,954 (a) Check Point Software Technologies 14,347
1,858,000 Chinasoft International Ltd 975
2,572,440 (a),(b) Cipher Mining, Inc 10,676
897,131 Clear Secure, Inc 16,785
215,473 (a) Cloudflare, Inc 17,848
46,999 Coforge Ltd 3,068
91,178 Cognizant Technology Solutions Corp (Class A) 6,200
369,023 (a) Commvault Systems, Inc 44,862
65,121 Computacenter plc 2,353
425,207 (b) Computer Modelling Group Ltd 4,100
162,188 Comture Corp 1,847
850,802 (a) Confluent, Inc 25,124
17,204 Constellation Software, Inc 49,571
1,481,383 (b) Converge Technology Solutions Corp 4,656
382,910 (a) Core Scientific, Inc 3,561
284,594 (a) Coveo Solutions, Inc 1,621
50,987 (a),(c) Crayon Group Holding ASA 595
97,388 (a) Crowdstrike Holdings, Inc 37,318
41,039 (a) CyberArk Software Ltd 11,221
23,700 Cybozu, Inc 294
68,430 Cyient Ltd 1,503
717,007 (a) Darktrace plc 5,213
646,738 Dassault Systemes SE 24,318
110,640 Data#3 Ltd 616
807,965 (a) Datadog, Inc 104,785
7,958 Datagroup SE 378
14,140 (a) Dave, Inc 428
7,949 (a) Dear U Co Ltd 147

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
192,354 (a) Descartes Systems Group, Inc $ 18,637
100,000 Digital Arts, Inc 2,814
2,587,000 Digital China Holdings Ltd 1,106
26,013 Digital Garage, Inc 401
177,300 (a) Digital Turbine, Inc 294
2,348 (a) Digital Value S.p.A 151
12,006 (a) Docebo, Inc 464
20,744 Dolby Laboratories, Inc (Class A) 1,644
34,310 (a) Domo, Inc 265
13,434 Douzone Bizon Co Ltd 707
45,770 (a) Dropbox, Inc 1,028
31,000 DTS Corp 814
141,114 (a) DXC Technology Co 2,694
177,178 (b) Dye & Durham Ltd 1,596
154,987 (a) Dynatrace, Inc 6,934
122,412 (a) Elastic NV 13,944
20,717 Elm Co 4,734
9,100 Empyrean Technology Co Ltd 96
5,621 (a) EMRO, Inc 236
36,496 Enghouse Systems Ltd 805
210,576 (a) Envestnet, Inc 13,180
363,227 (a) EPAM Systems, Inc 68,327
4,709 Esker S.A. 887
195,450 (a) Everbridge, Inc 6,839
7,034 (a) Exclusive Networks S.A. 142
17,707 (a) Fair Isaac Corp 26,360
21,006 (a) FD Technologies plc 378
64,104 FDM Group Holdings plc 333
656,058 (a) Five9, Inc 28,932
15,831 Formula Systems 1985 Ltd 1,110
115,450 (a) Fortinet, Inc 6,958
389,085 (b) Fortnox AB 2,341
118,300 (a) Freee KK 1,790
41,768 (b) FUJI SOFT, Inc 1,887
1,458,205 Fujitsu Ltd 22,870
48,300 Future Architect, Inc 460
55,233 (a) Gartner, Inc 24,803
197,603 GB Group plc 849
800,600 (a),(b) GDS Holdings Ltd 934
57,800 (a),(b) GDS Holdings Ltd (ADR) 537
3,908,370 Gen Digital, Inc 97,631
12,591 GFT Technologies SE 335
82,990 (a) Gitlab, Inc 4,126
77,537 (c) Global Dominion Access S.A. 268
30,001 (a) Globant S.A. 5,348
53,770 GMO internet, Inc 822
102,611 (a) GoDaddy, Inc 14,336
864,487 (a) Grid Dynamics Holdings, Inc 9,086
12,311 Haansoft, Inc 201
11,800 Hackett Group, Inc 256
143,517 Hansen Technologies Ltd 433
52,456 Happiest Minds Technologies Ltd 513
70,664 (a) HashiCorp, Inc 2,381
394,431 HCL Technologies Ltd 6,886
13,613 Hinduja Global Solutions Ltd 137
12,574 (a) HubSpot, Inc 7,416
54,052 Hundsun Technologies, Inc 131
58,583 Iflytek Co Ltd 345
58,000 (b) I'll, Inc 895
76,661 (b) Indra Sistemas S.A. 1,574
281,000 INESA Intelligent Tech, Inc 132
31,033 (a) Informatica, Inc 958

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
22,548 (b) Information Services International-Dentsu Ltd $ 741
5,431,010 Infosys Technologies Ltd 101,922
41,150 (a) Instructure Holdings, Inc 963
75,630 (a) Intapp, Inc 2,773
67,768 Intellect Design Arena Ltd 867
170,423 International Business Machines Corp 29,475
401,750 Intuit, Inc 264,034
56,243 (a) Ionos SE 1,530
143,764 Iress Market Technology Ltd 767
56,550 Isoftstone Information Technology Group Co Ltd 272
161,300 (a) Jasmine Technology Solution PCL 246
252,140 (a) JFrog Ltd 9,468
182,157 Justsystems Corp 3,407
69,570 Kainos Group plc 930
598,100 (a),(e) Kaonavi, Inc 5,957
817,314 Keywords Studios plc 23,887
164,948 (a) Kinaxis, Inc 19,021
1,171,495 (a) Kingdee International Software Group Co Ltd 1,095
14,098,000 (a),(b) Kingsoft Cloud Holdings Ltd 2,434
76,954 (a),(b) Klaviyo, Inc 1,915
30,118 Kontron AG. 619
131,980 KPIT Technologies Ltd 2,581
364,139 (a) Kyndryl Holdings, Inc 9,580
1,228,643 (a) Lightspeed Commerce, Inc 16,794
779,000 (a),(b),(c) Linklogis, Inc 216
48,914 LiveChat Software S.A. 931
173,530 (a) LiveRamp Holdings, Inc 5,369
31,743,900 (a),(c),(e) Locaweb Servicos de Internet S.A. 22,998
466,645 (c) LTIMindtree Ltd 30,062
24,272 Magic Software Enterprises Ltd 230
20,360 (a) Manhattan Associates, Inc 5,022
84,830 (a),(b) Marathon Digital Holdings, Inc 1,684
14,076 Mastek Ltd 459
25,835 Matrix IT Ltd 466
105,605 Meeza QSTP LLC 102
207,791 (a),(b) Megaport Ltd 1,544
196,651 (a) MIA Teknoloji AS. 393
12,622,924 Microsoft Corp 5,641,816
671,000 (b) Ming Yuan Cloud Group Holdings Ltd 174
33,367 Mitsubishi Research Institute, Inc 1,035
35,308 (a) Monday.com Ltd 8,501
34,088 (a) Money Forward, Inc 1,144
49,624 (a) MongoDB, Inc 12,404
60,609 Mphasis Ltd 1,781
134,770 (a) N-able, Inc 2,053
6,371 (a) Nagarro SE 517
852,000 (a),(b),(d) National Agricultural Holdings Ltd 1
456,167 NCC Group plc 875
39,476 (a) nCino OpCo, Inc 1,242
94,930 (a) NCR Corp 1,172
205,791 NEC Corp 16,969
54,443 NEC Networks & System Integration Corp 833
56,599 Nemetschek SE 5,526
850,506 NET One Systems Co Ltd 15,584
34,446 (c) Netcompany Group A.S. 1,474
44,277 (a) Newgen Software Technologies Ltd 514
471,053 (a) NEXTDC Ltd 5,500
60,602 (a) Nice Systems Ltd 10,426
593,784 Nihon Unisys Ltd 16,493
60,800 Nippon System Development Co Ltd 1,168
326,900 Nomura Research Institute Ltd 9,239
8,389 (a),(b) Northern Data AG. 213

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
74,384 NS Solutions Corp $ 1,263
531,400 NTT Data Corp 7,850
1,092,545 (a) Nutanix, Inc 62,111
508,600 OBIC Business Consultants Ltd 21,431
13,435 Obic Co Ltd 1,734
25,295 Objective Corp Ltd 203
24,905 (a),(b) Oddity Tech Ltd 978
346,495 (a) Okta, Inc 32,435
423,930 (a) Olo, Inc 1,874
38,911 One Software Technologies Ltd 471
313,490 (a),(b) OneSpan, Inc 4,019
233,637 Open Text Corp (Toronto) 7,016
2,492,292 Oracle Corp 351,912
8,000 (a) Oracle Corp Japan 552
47,200 Otsuka Corp 910
31,822 (a),(b) OVH Groupe SAS 198
374,407 (a) Pagaya Technologies Ltd 4,777
1,241,410 (a) Palantir Technologies, Inc 31,445
755,642 (a) Palo Alto Networks, Inc 256,170
46,930 (a) Paycor HCM, Inc 596
7,338 (a),(b) Paylocity Holding Corp 968
64,841 Pegasystems, Inc 3,925
88,340 (a) Perfect Presentation For Commercial Services Co 345
85,638 Persistent Systems Ltd 4,349
610,285 (a) Phoenix Group plc 289
11,800 (a) PKSHA Technology, Inc 262
842,300 Plus Alpha Consulting Co Ltd 9,940
46,116 POSCO DX Co Ltd 1,275
270,106 (a) PowerSchool Holdings, Inc 6,048
41,934 (a) Procore Technologies, Inc 2,781
626,961 (a) PTC, Inc 113,900
409,163 (a) Q2 Holdings, Inc 24,685
14,737 (a),(b) QT Group Oyj 1,220
66,900 Rakus Co Ltd 868
31,556 (a) Rategain Travel Technologies Ltd 282
181,100 (a) Rekor Systems, Inc 281
18,178 Reply S.p.A 2,680
57,682 (a) RingCentral, Inc 1,627
59,563 (a) Riskified Ltd 381
238,274 Roper Industries, Inc 134,306
20,591 Route Mobile Ltd 450
907,789 (a) Rubrik, Inc 27,833
969,291 Sage Group plc 13,280
14,600 (b) Sakura Internet, Inc 398
2,006,343 Salesforce, Inc 515,831
17,347 Samsung SDS Co Ltd 1,862
11,780 Sangfor Technologies, Inc 82
52,500 (a) Sansan, Inc 565
1,155,423 SAP AG. 232,096
83,535 Sapiens International Corp NV 2,771
135,410 Sapiens International Corp NV 4,594
1,315 Secunet Security Networks AG. 176
857,150 (a),(b) SEMrush Holdings, Inc 11,477
1,390,572 (a) SentinelOne, Inc 29,272
332,971 (a) ServiceNow, Inc 261,938
805,018 Shanghai Baosight Software Co Ltd 1,301
59,522 Shanghai Baosight Software Co Ltd 261
64,071 (a) SHIFT, Inc 5,811
2,845,229 (a) Shopify, Inc (Class A) 188,032
177,884 (a) SimilarWeb Ltd 1,382
21,500 Simplex Holdings, Inc 381
6,113,011 (a),(c) Sinch AB 14,806

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
182,900 (a) SiteMinder Ltd $ 616
263,500 (a) SKY ICT PCL 178
80,210 (a) Smartsheet, Inc 3,536
1,060,321 (a) Snowflake, Inc 143,239
450,279 Softcat plc 10,343
137,304 Sonata Software Ltd 974
74,111 Sopra Group S.A. 14,412
169,121 (a),(b) Sprout Social, Inc 6,034
29,647 (a) SPS Commerce, Inc 5,578
33,000 Sumisho Computer Systems Corp 660
637,224 SUNeVision Holdings Ltd 208
288,897 (a) Synopsys, Inc 171,911
1,644,612 Systena Corp 3,217
122,000 Systex Corp 467
57,195 Tanla Platforms Ltd 645
480,073 Tata Consultancy Services Ltd 22,426
13,913 Tata Elxsi Ltd 1,166
498,389 (a),(c) TeamViewer SE 5,578
221,313 Tech Mahindra Ltd 3,784
179,800 TechMatrix Corp 2,242
791,515 Technology One Ltd 9,759
72,650 (a) Telos Corp 292
62,384 Temenos Group AG. 4,299
88,790 (a) Tenable Holdings, Inc 3,869
448,021 (a) Teradata Corp 15,484
321,440 (a) Thoughtworks Holding, Inc 913
12,461 Thunder Software Technology Co Ltd 78
83,678 (b) Tietoenator Oyj 1,616
794,800 TIS, Inc 15,441
64,142 (a),(b) TomTom NV 362
445,152 TOTVS S.A. 2,423
674,404 (a) Trade Desk, Inc 65,869
28,300 (a) Trend Micro, Inc 1,154
162,703 (b) Truecaller AB 545
188,800 (a),(b) Tuya, Inc (ADR) 323
149,257 (a) Twilio, Inc 8,479
276,446 (a) UiPath, Inc 3,505
212,178 (a),(b) Unity Software, Inc 3,450
64,657 (a) VeriSign, Inc 11,496
25,739 Vitec Software Group AB 1,334
83,400 (a),(b) VNET Group, Inc (ADR) 175
18,590 (a),(b) WalkMe Ltd 260
5,804 (b) Wavestone 319
374,650 (a),(b) Weave Communications, Inc 3,379
1,765,000 (a),(b),(c) Weimob, Inc 311
12,559 (b) Wiit S.p.A 309
13,700 WingArc1st, Inc 232
552,695 Wipro Ltd 3,412
140,665 WiseTech Global Ltd 9,351
51,037 (a) Wix.com Ltd 8,118
817,761 (a) Workday, Inc 182,819
190,279 (a) Workiva, Inc 13,888
120,682 (a) Xero Ltd 10,914
89,487 Yonyou Network Technology Co Ltd 123
199,270 (a) Yubico AB 4,249
94,829 Zensar Technologies Ltd 848
1,037,130 (a) Zeta Global Holdings Corp 18,305
138,588 (a) Zscaler, Inc 26,635
55,600 Zuken, Inc 1,464
819,320 (a) Zuora, Inc 8,136
TOTAL SOFTWARE & SERVICES 11,102,332

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
TECHNOLOGY HARDWARE & EQUIPMENT - 6.1%
306,444 AAC Technologies Holdings, Inc $ 1,199
55,000 Ability Opto-Electronics Technology Co Ltd 446
22,900 Accelink Technologies Co Ltd 117
209,402 Accton Technology Corp 3,564
1,231,532 Acer, Inc 1,774
78,000 Adlink Technology, Inc 196
10,631 (a) ADVA Optical Networking SE 225
30,000 Advanced Ceramic X Corp 190
189,543 Advantech Co Ltd 2,158
25,006 (b) Ai Holdings Corp 371
15,000 AIC, Inc 190
884,000 Alpha Networks, Inc 947
154,100 Alps Electric Co Ltd 1,478
4,931 ALSO Holding AG. 1,517
44,450 Amano Corp 1,152
407,136 Amphenol Corp (Class A) 27,429
2,260 Anker Innovations Technology Co Ltd 22
110,593 Anritsu Corp 849
1,287,120 (a),(d) Anxin-China Holdings Ltd 2
22,286,411 (g) Apple, Inc 4,693,964
128,000 Arcadyan Technology Corp 637
574,192 (a) Arista Networks, Inc 201,243
218,170 (a) Arlo Technologies, Inc 2,845
18,582 (a) Arrow Electronics, Inc 2,244
129,000 Asia Optical Co, Inc 276
279,000 Asia Vital Components Co Ltd 6,533
196,000 ASROCK, Inc 1,376
26,174 Astra Microwave Products Ltd 297
292,026 Asustek Computer, Inc 4,470
20,622 AT&S Austria Technologie & Systemtechnik AG. 477
2,809,827 AU Optronics Corp 1,537
55,815 (a) Audinate Group Ltd 587
45,000 AURAS Technology Co Ltd 1,111
12,613 (a),(c) Avalon Technologies Ltd 82
42,000 Avary Holding Shenzhen Co Ltd 229
8,870 (a) Aviat Networks, Inc 254
31,509 Avnet, Inc 1,622
78,700 Azbil Corp 2,198
93,930 Badger Meter, Inc 17,504
56,212 Barco NV 622
17,500 Belden CDT, Inc 1,642
1,085,000 Benq Corp 1,282
22,617 BH Co Ltd 395
1,119,337 BOE Technology Group Co Ltd 629
266,000 (b) BOE Varitronix Ltd 161
49,000 Brother Industries Ltd 866
343,439 BYD Electronic International Co Ltd 1,709
84,170 (a) Calix, Inc 2,982
63,900 (a) Canon Electronics, Inc 900
36,290 Canon Marketing Japan, Inc 1,012
205,740 (b) Canon, Inc 5,581
358,574 Career Technology MFG. Co Ltd 238
259,947 Catcher Technology Co Ltd 1,857
98,454 CDW Corp 22,038
246,523 (a) Celestica, Inc 14,117
278,000 Chang Wah Electromaterials, Inc 389
133,000 Channel Well Technology Co Ltd 308
51,845 Chaozhou Three-Circle Group Co Ltd 208
85,000 Chenbro Micom Co Ltd 784
221,000 Cheng Uei Precision Industry Co Ltd 537
1,632,000 Chicony Electronics Co Ltd 8,586

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
489,600 (a),(d) China Fiber Optic Network System Group Ltd $ 1
42,957 China Greatwall Technology Group Co Ltd 52
286,069 China Railway Signal & Communication Corp Ltd 236
14,000 China Zhenhua Group Science & Technology Co Ltd 80
281,000 Chin-Poon Industrial Co Ltd 423
304,000 Chroma ATE, Inc 2,972
18,000 Chunghwa Precision Test Tech Co Ltd 253
106,772 (a) Ciena Corp 5,144
2,349,502 Cisco Systems, Inc 111,625
152,000 Citizen Watch Co Ltd 1,019
264,000 Clevo Co 435
80,962 Codan Ltd 649
126,518 Cognex Corp 5,916
93,249 (a) Coherent Corp 6,757
42,619 Comet Holding AG. 17,085
443,793 (a) CommScope Holding Co, Inc 546
1,716,524 Compal Electronics, Inc 1,830
797,000 Compeq Manufacturing Co Ltd 1,996
40,240 CompoSecure, Inc 274
208,000 Coretronic Corp 582
266,055 Corning, Inc 10,336
9,667 (a) CosmoAM&T Co Ltd 1,005
186,000 Co-Tech Development Corp 401
208,000 (a),(b) Cowell e Holdings, Inc 651
34,167 Crane NXT Co 2,099
13,581 (a) Cyient DLM Ltd 122
31,406 Daeduck Electronics Co Ltd 489
8,723 Daejoo Electronic Materials Co Ltd 900
68,070 Daiwabo Co Ltd 1,223
142,000 Darfon Electronics Corp 301
170,482 DataTec Ltd 353
179,556 Dell Technologies, Inc 24,763
1,290,070 Delta Electronics Thailand PCL 2,903
2,261,673 Delta Electronics, Inc 26,976
43,601 Dexerials Corp 2,036
49,811 Dicker Data Ltd 320
35,820 (a) Diebold Nixdorf, Inc 1,378
31,912 Dreamtech Co Ltd 204
199,000 Dynamic Holding Co Ltd 387
1,381,000 Dynapack International Technology Corp 4,229
11,796,331 E Ink Holdings, Inc 91,338
45,000 (a) Egis Technology, Inc 345
10,724 Eizo Nanao Corp 326
33,996 Elecom Co Ltd 346
214,000 Elite Material Co Ltd 3,120
173,000 (a) Elitegroup Computer Systems Co Ltd 175
10,345 EM-Tech Co Ltd 222
63,679 Ennoconn Corp 656
4,400 (b) Enplas Corp 220
18,900 (a) Eoptolink Technology, Inc Ltd 272
2,686,412 Ericsson (LM) (B Shares) 16,675
148,108 (a) Everdisplay Optronics Shanghai Co Ltd 40
42,297 Evertz Technologies Ltd 383
430,181 (a) Extreme Networks, Inc 5,786
20,939 (a) F5 Networks, Inc 3,606
17,180 (a) Fabrinet 4,205
3,060,000 (a) FIH Mobile Ltd 342
221,000 FLEXium Interconnect, Inc 617
1,881,361 (a) Flextronics International Ltd 55,481
34,000 (a) Fositek Corp 794
334,924 Foxconn Industrial Internet Co Ltd 1,245
736,000 Foxconn Technology Co Ltd 1,616
2,634,988 FUJIFILM Holdings Corp 61,808
183,000 General Interface Solution Holding Ltd 383

SHARES DESCRIPTION
REFERENCERATE & SPREAD
68,000 Genius Electronic Optical Co Ltd $ 1,384
72,365 Genus Power Infrastructures Ltd 268
291,000 Getac Holdings Corp 1,021
215,000 Gigabyte Technology Co Ltd 2,013
230,000 Global Brands Manufacture Ltd 526
71,822 GoerTek, Inc 192
262,400 Gold Circuit Electronics Ltd 1,668
91,636 GRG Banking Equipment Co Ltd 132
35,897 Guangzhou Haige Communications Group, Inc Co 51
15,318 Guangzhou Shiyuan Electronic Technology Co Ltd 62
9,700 Hakuto Co Ltd 310
615,696 Halma plc 20,986
28,715 Hamamatsu Photonics KK 771
420,500 Hana Microelectronics PCL (Foreign) 529
232,000 Hannstar Board Corp 398
1,669,000 HannStar Display Corp 504
48,100 Hengdian Group DMEGC Magnetics Co Ltd 82
63,000 Hengtong Optic-electric Co Ltd 136
3,864,493 Hewlett Packard Enterprise Co 81,811
70,042 Hexagon AB 794
551,000 (a) High Tech Computer Corp 782
7,500 Hioki EE Corp 316
20,100 Hirose Electric Co Ltd 2,229
21,254 (b) HMS Networks AB 838
112,350 Holy Stone Enterprise Co Ltd 325
8,972,640 Hon Hai Precision Industry Co, Ltd 59,075
27,299 Horiba Ltd 2,214
30,800 Hosiden Corp 414
1,789,757 HP, Inc 62,677
35,300 Huagong Tech Co Ltd 144
90,000 Ibase Technology, Inc 234
652,400 Ibiden Co Ltd 26,704
1,349 Inficon Holding AG. 2,041
1 (a) Infinera Corp 0 ^
57,850 Innodisk Corp 537
3,673,456 InnoLux Display Corp 1,621
25,200 Inspur Electronic Information Industry Co Ltd 125
65,600 Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira 271
6,763 Intellian Technologies, Inc 288
1,089,172 Inventec Co Ltd 1,863
10,446 (a) IPG Photonics Corp 882
16,600 Iriso Electronics Co Ltd 315
36,423 IsuPetasys Co Ltd 1,526
149,000 ITEQ Corp 531
228,790 (a) Itron, Inc 22,641
39,545 Ituran Location and Control Ltd 974
90,312 Jabil Inc 9,825
11,269 (a) Jahwa Electronics Co Ltd 198
153,642 (b) Japan Aviation Electronics Industry Ltd 2,484
610,900 Jaymart Group Holdings PCL 215
39,213 Jenoptik AG. 1,133
12,398 (a) JNTC Co Ltd 275
219,977 Juniper Networks, Inc 8,020
15,000 Kaga Electronics Co Ltd 539
18,433 (a) Kaynes Technology India Ltd 851
744,200 KCE Electronics PCL 846
177,735 Keyence Corp 77,791
62,026 (a) Keysight Technologies, Inc 8,482
44,000 King Slide Works Co Ltd 1,673
482,500 Kingboard Chemical Holdings Ltd 1,135
638,000 Kingboard Laminates Holdings Ltd 687
136,087 Kitron ASA 403
17,232 (a) KMW Co Ltd 164
30,000 Koa Corp 290

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
355,000 Konica Minolta Holdings, Inc $ 988
263,554 Kyocera Corp 3,040
16,889 L&F Co Ltd 1,648
71,277 Landis&Gyr Group AG. 5,755
41,625 Largan Precision Co Ltd 3,513
173,500 (c) Legend Holdings Corp 130
371 (b) LEM Holding S.A. 590
3,398,399 Lenovo Group Ltd 4,769
127,723 Lens Technology Co Ltd 320
115,811 LG Display Co Ltd 962
5,804 LG Innotek Co Ltd 1,140
220,684 Lingyi iTech Guangdong Co 216
816,277 Lite-On Technology Corp 2,652
150,754 Logitech International S.A. 14,509
64,999 Lotes Co Ltd 3,258
14,825 Lotte Energy Materials Corp 565
49,006 (a) Lumentum Holdings, Inc 2,495
167,956 LuxNet Corp 651
348,524 (a) Luxshare Precision Industry Co Ltd 1,880
81,807 Macnica Holdings, Inc 3,438
7,100 Maruwa Co Ltd 1,700
31,100 Maxell Holdings Ltd 346
6,542 Maxscend Microelectronics Co Ltd 70
256,091 MCJ Co Ltd 2,408
15,400 Meiko Electronics Co 692
5,681,900 Metrodata Electronics Tbk PT 200
198,000 (a),(b),(d) MH Development Ltd 0 ^
57,067 (b) Micronic AB 2,211
286,200 Micro-Star International Co Ltd 1,566
682,000 Mitac Holdings Corp 928
586,452 Motorola Solutions, Inc 226,400
1,524,831 Murata Manufacturing Co Ltd 31,577
158,000 (a) Nan Ya Printed Circuit Board Corp 904
146,500 (a),(b) Nano Dimension Ltd (ADR) 322
64,100 Napco Security Technologies, Inc 3,330
518,400 Nationgate Holdings Bhd 200
5,718 (a) Nayax Ltd 121
132,934 (b) NCAB Group AB 1,044
21,686 Neopost S.A. 406
150,283 NetApp, Inc 19,356
9,454 (a) Netweb Technologies India Ltd 293
3,106,400 (a) Nex Point Parts PCL 141
38,572 Next Vision Stabilized Systems Ltd 550
40,450 Nichicon Corp 303
35,715 Ninestar Corp 129
117,600 Nippon Ceramic Co Ltd 1,864
65,476 (b) Nippon Electric Glass Co Ltd 1,495
26,556 Nippon Signal Co Ltd 174
26,860 Nissha Printing Co Ltd 341
14,572 Nohmi Bosai Ltd 221
1 Nokia Corp (ADR) 0 ^
5,174,524 Nokia Oyj 19,695
16,900 (a) OFILM Group Co Ltd 18
70,936 Oki Electric Industry Co Ltd 450
36,200 Omron Corp 1,254
29,179 Optex Group Co Ltd 308
213,960 (a) Ouster, Inc 2,103
40,600 Oxford Instruments plc 1,263
3,457,000 Pan-International Industrial 4,260
4,331 Park Systems Corp 585
623,000 PAX Global Technology Ltd 468
7,970 PC Connection, Inc 512
829,915 Pegatron Corp 2,668
6,068 (a) PG Electroplast Ltd 258

SHARES DESCRIPTION
REFERENCERATE & SPREAD
12,300 (a) Plexus Corp $ 1,269
334,000 Primax Electronics Ltd 968
135,000 (a) Promate Electronic Co Ltd 394
210,472 (a) Pure Storage, Inc 13,514
1,121,390 Quanta Computer, Inc 10,720
151,000 Quanta Storage, Inc 514
26,664 (a),(b) Radware Ltd 486
462,082 Redington Ltd 1,185
180,481 (a) Reeder Teknoloji Sanayi VE Ticaret AS 197
29,143 Renishaw plc 1,356
10,947 Restar Holdings Corp 218
113,500 Ricoh Co Ltd 973
22,252 Riken Keiki Co Ltd 585
14,898 Riso Kagaku Corp 316
61,659 (a) Ryoyo Ryosan Holdings, Inc 1,133
481,557 Samsung Electro-Mechanics Co Ltd 54,908
9,613,741 Samsung Electronics Co Ltd 565,805
702,573 Samsung Electronics Co Ltd (Preference) 32,260
194,974 Samsung SDI Co Ltd 49,787
108,265 (a) Sanmina Corp 7,173
32,000 Scientech Corp 348
18,778 (a),(b) Seco S.p.A 61
59,800 Seiko Epson Corp 935
7,861 (a),(b),(c) Sensirion Holding AG. 680
20,000 Sensortek Technology Corp 218
18,310 Seojin System Co Ltd 407
185,000 Sercomm Corp 671
6,313 Sesa S.p.A 780
5,690 (b) SES-imagotag S.A. 789
3,283 Shanghai Friendess Electronic Technology Corp Ltd 83
55,784 Shengyi Technology Co Ltd 161
8,092 Shennan Circuits Co Ltd 117
26,430 Shenzhen Transsion Holdings Co Ltd 278
48,900 Shimadzu Corp 1,226
180,400 Siix Corp 1,445
133,000 Simplo Technology Co Ltd 1,746
775,000 Sinbon Electronics Co Ltd 6,973
24,077 (b) Softchoice Corp 308
349,835 Softwareone Holding AG. 6,554
34,065 (a) SOLUM Co Ltd 517
29,486 Solus Advanced Materials Co Ltd 389
101,024 Spectris plc 3,544
504,318 Spirent Communications plc 1,165
164,392 Sterlite Technologies Ltd 269
299,949 Sunny Optical Technology Group Co Ltd 1,844
28,101 (a) Super Micro Computer, Inc 23,025
373,277 Supreme Electronics Co Ltd 940
51,341 Suzhou Dongshan Precision Manufacturing Co Ltd 146
16,660 Suzhou TFC Optical Communication Co Ltd 201
519,621 Synnex Technology International Corp 1,169
56,748 (a) Synopex, Inc 503
35,247 Syrma SGS Technology Ltd 210
199,000 Taiwan Union Technology Corp 990
94,340 Taiyo Yuden Co Ltd 2,394
978,229 TCL Technology Group Corp 580
100,713 (b) TD SYNNEX Corp 11,622
80,308 TDK Corp 4,938
855,503 TE Connectivity Ltd 128,693
45,850 (a),(c) Tejas Networks Ltd 777
100,000 Test Research, Inc 528
50,000 Thinking Electronic Industrial Co Ltd 274
15,900 Tokyo Electron Device Ltd 425
146,640 Tong Hsing Electronic Industries Ltd 677
80,356 Topcon Corp 905

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
19,585 Toshiba TEC Corp $ 420
192,000 TPK Holding Co Ltd 238
838,000 Transcend Information, Inc 2,968
85,846 (a) Trimble Inc 4,801
353,000 Tripod Technology Corp 2,370
871,345 (a) TTM Technologies, Inc 16,930
81,400 (a) Turtle Beach Corp 1,167
239,000 TXC Corp 845
3,007 (b) Ubiquiti, Inc 438
575,011 Unimicron Technology Corp 3,181
82,291 Unisplendour Corp Ltd 252
427,000 (a) Unitech Printed Circuit Board Corp 485
20,000 Universal Scientific Industrial Shanghai Co Ltd 44
755,300 Venture Corp Ltd 7,905
188,000 VIA Labs, Inc 1,144
301,744 (a),(b) Viasat, Inc 3,832
21,000 Vivotek, Inc 91
2,376,136 Vontier Corp 90,768
13,106,000 VS Industry Bhd 3,525
585,042 VSTECS Holdings Ltd 332
130,885 Vtech Holdings Ltd 979
104,800 Wacom Co Ltd 494
96,000 (a) Wah Lee Industrial Corp 420
259,000 Walsin Technology Corp 939
404,000 Wasion Holdings Ltd 354
1,612,546 (a) Western Digital Corp 122,183
10,284 Wingtech Technology Co Ltd 40
190,500 (a),(d),(f) Wintek Corp 0 ^
1,076,000 Wistron Corp 3,492
294,524 Wistron NeWeb Corp 1,458
415,049 Wiwynn Corp 33,614
667,519 WPG Holdings Ltd 1,846
453,252 WT Microelectronics Co Ltd 1,728
72,508 Wuhan Guide Infrared Co Ltd 59
33,732 WUS Printed Circuit Kunshan Co Ltd 168
6,600 Xiamen Faratronic Co Ltd 69
7,318,400 (a),(c) Xiaomi Corp 15,385
15,750 (a),(d) Ya Hsin Industrial Co Ltd 0 ^
137,801 Yageo Corp 3,095
107,500 (b),(c) Yangtze Optical Fibre and Cable Joint Stock Ltd 106
28,065 Yealink Network Technology Corp Ltd 142
47,400 Yokogawa Electric Corp 1,151
37,348 (a) Zebra Technologies Corp (Class A) 11,538
23,123 Zen Technologies Ltd 324
58,618 Zhejiang Dahua Technology Co Ltd 124
17,060 Zhejiang Supcon Technology Co Ltd 88
288,558 Zhen Ding Technology Holding Ltd 1,150
58,692 Zhongji Innolight Co Ltd 1,101
111,503 (a) ZTE Corp 428
335,399 (a) ZTE Corp (Class H) 739
199,000 Zyxel Group Corp 244
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 7,642,436
TELECOMMUNICATION SERVICES - 1.0%
486,371 Advanced Info Service PCL 2,783
732,548 (c) Airtel Africa plc 1,108
717,057 AL Yah Satellite Communications Co-Pjsc-Yah Sat 389
7,899,784 (b) America Movil SAB de C.V. 6,723
16,385,754 AT&T, Inc 313,132
20,630 ATN International, Inc 470
170,193 (a),(b) Aussie Broadband Ltd 392
1,258,806 Axiata Group Bhd 696
228,570 (a) Bandwidth, Inc 3,858
61,986 (b) BCE, Inc 2,008

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,527,683 Bezeq Israeli Telecommunication Corp Ltd $ 1,713
2,035,289 Bharti Airtel Ltd 35,213
6,220,386 (b) BT Group plc 11,028
77,442 (a) Cellcom Israel Ltd 265
478,603 (c) Cellnex Telecom S.A. 15,566
22,300 Chief Telecom, Inc 248
20,563,912 (c) China Tower Corp Ltd 2,658
1,617,653 (a) Chunghwa Telecom Co Ltd 6,268
1,230,641 Citic Telecom International Holdings Ltd 413
3,347,492 Deutsche Telekom AG. 84,141
1,222,344 Digi.Com BHD 952
28,868 Drillisch AG. 490
138,745 Elisa Oyj (Series A) 6,352
2,945,032 Emirates Telecommunications Group Co PJSC 12,909
105,726 Empresa Nacional de Telecomunicaciones S.A. 313
11,923 (a) Etihad Atheeb Telecommunication Co 294
337,012 Etihad Etisalat Co 4,794
748,282 Far EasTone Telecommunications Co Ltd 1,940
95,749 Freenet AG. 2,546
175,227 (a) Frontier Communications Parent, Inc 4,587
70,731 Gamma Communications plc 1,261
186,824 (a),(d) GCI Liberty, Inc 2
245,160 (a) Gogo, Inc 2,358
611,057 (a) Helios Towers plc 889
147,592 Hellenic Telecommunications Organization S.A. 2,121
565,175 HFCL Ltd 765
784,120 (b) HKBN Ltd 247
781,477 HKT Trust & HKT Ltd 877
1,271,607 Hutchison Telecommunications Hong Kong Holdings Ltd 160
54,530 IDT Corp 1,959
682,471 (a) Indus Towers Ltd 3,068
329,583 Infrastrutture Wireless Italiane S.p.A 3,433
91,448 Internet Initiative Japan, Inc 1,355
642,000 Intouch Holdings PCL (Class F) 1,249
90,039 Iridium Communications, Inc 2,397
4,399,900 Jasmine International PCL 361
860,200 (a),(b) JTOWER, Inc 9,044
926,039 KDDI Corp 24,532
13,206,621 Koninklijke KPN NV 50,617
14,310 KT Corp 388
234,829 Kuwait Telecommunications Co 406
222,725 (a),(b),(d) Let's GOWEX S.A. 2
77,352 LG Telecom Ltd 551
103,700 (a) Liberty Global Ltd 1,808
343,780 (a) Liberty Latin America Ltd (Class A) 3,304
505,740 (a) Liberty Latin America Ltd (Class C) 4,865
235,225 Magyar Telekom 666
840,183 Maxis Bhd 629
100,658 (a) Millicom International Cellular S.A. 2,444
1,869,960 Mobile Telecommunications Co KSCP 2,715
374,464 Mobile Telecommunications Co Saudi Arabia 1,170
692,421 MTN Group Ltd 3,222
3,696,966 NetLink NBN Trust 2,263
35,303,844 Nippon Telegraph & Telephone Corp 33,383
140,902 NOS SGPS S.A. 499
13,800 Okinawa Cellular Telephone Co 337
150,152 (a) Ooma, Inc 1,491
819,556 Ooredoo QPSC 2,296
960,300 (b) Operadora De Sites Mexicanos SAB de C.V. 866
1,907,114 Orange S. A. 19,129
104,150 (a) Partner Communications 419
3,410,000 PCCW Ltd 1,706

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
30,469 PLDT, Inc $ 747
526,532 Proximus plc 4,191
133,019 Quebecor, Inc 2,807
75,764 (c) RAI Way S.p.A 398
64,324 Railtel Corp of India Ltd 358
305,361 Rogers Communications, Inc (Class B) 11,294
13,532,600 Sarana Menara Nusantara Tbk PT 607
1,724,940 Saudi Telecom Co 17,241
45,620 Shenandoah Telecom Co 745
2,183,084 Singapore Telecommunications Ltd 4,418
87,977 (a),(d) Sistema PJSFC (GDR) (London) 1
25,409 SK Telecom Co Ltd 949
112,264,304 (a) Smartfren Telecom Tbk PT 261
342,641 SmarTone Telecommunications Holding Ltd 159
1,231,922 SoftBank Corp 15,066
833,855 Softbank Group Corp 53,635
43,870 Spok Holdings, Inc 650
530,114 StarHub Ltd 472
25,105 Swisscom AG. 14,117
745,506 (a) Taiwan Mobile Co Ltd 2,458
101,074 (a) Tata Communications Ltd 2,244
325,575 (a) Tata Teleservices Maharashtra Ltd 303
525,840 Tele2 AB (B Shares) 5,308
1,514,825 Telecom Corp of New Zealand Ltd 3,838
276,074 Telecom Egypt 179
9,225,267 (b) Telecom Italia S.p.A. 2,207
343,385 Telefonica Brasil S.A. 2,785
4,786,765 Telefonica S.A. 20,278
575,909 Telekom Malaysia BHD 825
534,506 Telekomunikacja Polska S.A. 1,036
610,779 Telenor ASA 6,962
554,075 Telephone and Data Systems, Inc 11,486
2,333,318 TeliaSonera AB 6,256
144,765,901 Telkom Indonesia Persero Tbk PT 27,504
219,328 (a) Telkom S.A. Ltd 295
3,492,877 Telstra Corp Ltd 8,433
417,886 TELUS Corp 6,326
589,800 Thaicom PCL 171
699,849 TIM S.A. 1,988
783,000 TIME dotCom Bhd 835
1,243,330 T-Mobile US, Inc 219,050
4,384,453 (a) True Corp PCL 1,042
1,031,575 Turkcell Iletisim Hizmet AS 3,178
67,282 United Internet AG. 1,454
16,700 Usen-Next Holdings Co Ltd 469
1,116,367 Verizon Communications, Inc 46,039
499,625 (b) Vodacom Group Ltd 2,681
23,923,001 Vodafone Group plc 21,168
6,429,643 Vodafone Qatar QSC 2,997
4,107,900 XL Axiata Tbk PT 542
TOTAL TELECOMMUNICATION SERVICES 1,253,956
TRANSPORTATION - 1.5%
110,806 Abu Dhabi Aviation Co 204
446,109 Adani Ports & Special Economic Zone Ltd 7,897
29,186 Aegean Airlines S.A. 365
72,348 Aena SME S.A. 14,650
34,103 Aeroports de Paris 4,154
2,560,898 Agility Global PLC 830
1,288,031 Agility Public Warehousing Co KSC 1,156
1,899,249 Air Arabia PJSC 1,187
152,701 (a) Air Canada 1,998

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
202,929 (a) Air China Ltd $ 206
95,735 (a),(b) Air France-KLM 848
1,414,105 Air New Zealand Ltd 456
3,548,588 Airports of Thailand PCL 5,512
90,626 (a) Alaska Air Group, Inc 3,661
37,595 All Nippon Airways Co Ltd 695
230,776 (a) Allcargo Logistics Ltd 167
11,500 (a) Alps Logistics Co Ltd 412
5,567 (a),(b) Amerco, Inc 344
473,681 (a),(b) American Airlines Group, Inc 5,367
634,771 (a),(b),(d),(f) AMR Corporation 6
2,942,500 (a) ANE Cayman, Inc 2,535
370,000 Anhui Expressway Co Ltd 443
2,939 AP Moller - Maersk AS (Class A) 4,987
4,338 AP Moller - Maersk AS (Class B) 7,524
598,910 (a) Aramex PJSC 404
241,003 ArcBest Corp 25,807
3,686,500 (a) Asia Aviation PCL 202
24,385 (a) Asiana Airlines, Inc 186
27,489 Athens International Airport S.A. 231
937,309 Atlas Arteria Ltd 3,186
1,115,098 Auckland International Airport Ltd 5,182
1,545,554 Aurizon Holdings Ltd 3,755
13,599 Avis Budget Group, Inc 1,421
27,850 AZ-COM MARUWA Holdings, Inc 203
206,900 (a) Azul S.A. 272
641,900 Bangkok Airways PCL 366
140,900 Bangkok Aviation Fuel Services PCL 69
5,274,362 Bangkok Expressway & Metro PCL 1,097
1,262,000 (a) Beijing Capital International Airport Co Ltd 417
1,258,900 Beijing-Shanghai High Speed Railway Co Ltd 929
70,208 Belships ASA 163
78,740 (a) Blade Air Mobility, Inc 274
4,426 Blue Dart Express Ltd 423
89,994 (b) bpost S.A. 292
5,484,600 BTS Group Holdings PCL 670
548,820 Canadian National Railway Co 64,853
798,467 Canadian Pacific Railway Ltd 62,883
880,000 (b) Canggang Railway Ltd 97
6,654 (b) Cargojet, Inc 681
59,960 (b) Cathay Pacific Airways Ltd 61
747,215 Central Japan Railway Co 16,197
84,142 CH Robinson Worldwide, Inc 7,415
1,115,000 China Airlines 813
437,500 (a) China Eastern Airlines Corp Ltd 241
239,900 China Merchants Expressway Network & Technology Holdings Co Ltd 391
614,667 China Merchants Holdings International Co Ltd 913
283,159 (a) China Southern Airlines Co Ltd (Class A) 229
724,572 Cia de Concessoes Rodoviarias 1,509
46,366 Cia de Distribucion Integral Logista Holdings S.A. 1,314
13,350,656 Cia Sud Americana de Vapores S.A. 848
6,512 CJ Logistics Corp 449
22,724 Clarkson plc 1,189
1,709,700 ComfortDelgro Corp Ltd 1,689
206,466 Container Corp Of India Ltd 2,576
630,600 (a),(b) Controladora Vuela Cia de Aviacion SAB de C.V. 399
838,000 (b) COSCO Pacific Ltd 578
637,015 COSCO SHIPPING Holdings Co Ltd - A 1,358
2,525,309 COSCO SHIPPING Holdings Co Ltd - H 4,408
1,612,000 COSCO SHIPPING International Hong Kong Co Ltd 785
169,500 (b) Costamare, Inc 2,785
5,240 Covenant Logistics Group, Inc 258

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,040,773 CSX Corp $ 68,264
67,121 CTT-Correios de Portugal S.A. 300
132,629 D/S Norden 5,782
552,300 Daqin Railway Co Ltd 544
527,755 (a) Delhivery Ltd 2,531
1,246,207 Delta Air Lines, Inc 59,120
568,774 (b) Deutsche Lufthansa AG. 3,489
2,394,133 Deutsche Post AG. 97,218
25,162 Dfds A.S. 711
400,766 DSV AS 61,517
161,965 Dubai Taxi Co PJSC 90
1,322,572 East Japan Railway Co 22,020
227,799 easyJet plc 1,314
195,400 EcoRodovias Infraestrutura e Logistica S.A. 231
215,133 Enav S.p.A 855
1,115,000 Eva Airways Corp 1,309
445,000 Evergreen International Storage & Transport Corp 436
1,229,013 Evergreen Marine Corp Taiwan Ltd 7,312
16,237 (b) Exchange Income Corp 537
105,449 Expeditors International Washington, Inc 13,159
76,940 Farglory F T Z Investment Holding Co Ltd 138
181,129 FedEx Corp 54,310
95,848 (a),(b) Finnair Oyj 269
468,684 Firstgroup plc 938
15,629 (b) Flughafen Zuerich AG. 3,460
30,001 (a),(b) Fraport AG. Frankfurt Airport Services Worldwide 1,552
15,660 Fukuyama Transporting Co Ltd 387
163,242 Gateway Distriparks Ltd 200
292,242 Getlink S.E. 4,839
2,065,847 (a) GMR Infrastructure Ltd 2,385
110,000 Golden Ocean Group Ltd 1,524
1,771,100 (a) Grab Holdings Ltd 6,287
4,385,599 (a) Grab Holdings Ltd 15,569
8,416 Gram Car Carriers ASA 205
519,213 Grindrod Ltd 429
237,800 (b) Grupo Aeroportuario del Centro Norte Sab de C.V. 2,017
321,599 (b) Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares) 5,031
151,518 Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 4,562
302,100 (a),(b),(c) Grupo Traxion SAB de C.V. 450
163,400 Guangzhou Baiyun International Airport Co Ltd 213
248,552 Gujarat Pipavav Port Ltd 622
284,449 (a) Gulf Navigation Holding PJSC 516
243,579 Gulf Warehousing Co 222
189,355 (a) GXO Logistics, Inc 9,562
1,012,500 (a) Hainan Airlines Holding Co Ltd 142
148,000 (a),(b) Hainan Meilan International Airport Co Ltd 146
10,400 Hamakyorex Co Ltd 286
5,843 Hamburger Hafen und Logistik AG. 106
18,172 Hamburger Hafen und Logistik AG. 311
102,400 (a),(b),(c) Hangzhou SF Intra-City Industrial Co Ltd 157
10,297 Hanjin Kal Corp 481
47,278 Hankyu Hanshin Holdings, Inc 1,261
223,940 Heartland Express, Inc 2,761
97,486 (a),(b) Hertz Global Holdings, Inc 344
373,900 (a) Hidrovias do Brasil S.A. 248
29,900 Himalaya Shipping Ltd 274
99,917 HMM Co Ltd 1,424
94,314 Hoegh Autoliners ASA 1,116
372,952 Hub Group, Inc (Class A) 16,056
4,379,651 Hutchison Port Holdings Trust 561
15,229 Hyundai Glovis Co Ltd 2,416
2,121 (a),(b) ID Logistics Group 800

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
53,638 Iino Kaiun Kaisha Ltd $ 429
145,236 (a),(c) InterGlobe Aviation Ltd 7,360
885,255 International Container Term Services, Inc 5,284
530,830 International Distributions Services plc 2,143
1,294,242 Japan Airlines Co Ltd 20,449
48,800 Japan Airport Terminal Co Ltd 1,668
1,833,700 Jasa Marga Persero Tbk PT 558
51,925 Jazeera Airways Co KSCP 153
60,004 JB Hunt Transport Services, Inc 9,601
1,932,900 (a),(c) JD Logistics, Inc 2,068
21,571 (a) Jeju Air Co Ltd 161
135,212 JET2 plc 2,239
674,915 (a) Jiangsu Express 720
17,707 (a) Jin Air Co Ltd 150
19,000 Julio Simoes Logistica S.A. 32
55,800 Juneyao Airlines Co Ltd 84
65,500 Kamigumi Co Ltd 1,353
84,100 Kawasaki Kisen Kaisha Ltd 1,226
172,100 Keihin Electric Express Railway Co Ltd 1,260
77,400 Keio Corp 1,797
216,600 Keisei Electric Railway Co Ltd 7,004
120,764 Kelsian Group Ltd 413
260,509 Kerry Logistics Network Ltd 251
137,000 Kerry TJ Logistics Co Ltd 171
37,367 Kintetsu Corp 815
170,612 (a) Kirby Corp 20,427
114,245 Knight-Swift Transportation Holdings, Inc 5,703
16,468 Konoike Transport Co Ltd 246
110,380 (a) Korea Line Corp 232
62,177 Korean Air Lines Co Ltd 1,047
46,617 Kuehne & Nagel International AG. 13,416
108,200 Kyushu Railway Co 2,349
146,697,470 Lan Airlines S.A. 2,002
25,987 Landstar System, Inc 4,794
558,200 Liaoning Port Co Ltd 94
368,123 Localiza Rent A Car 2,766
10,445 Lotte Rental Co Ltd 237
11,557 (a) Lumi Rental Co 276
568,075 (a) Lyft, Inc (Class A) 8,010
35,500 (c) Mahindra Logistics Ltd 223
751,135 Malaysia Airports Holdings Bhd 1,575
101,140 Marten Transport Ltd 1,866
8,530 Maruzen Showa Unyu Co Ltd 291
1,644,440 MISC Bhd 2,965
44,628 Mitsubishi Logistics Corp 1,469
257,600 (b) Mitsui OSK Lines Ltd 7,745
14,014 Mitsui-Soko Co Ltd 418
92,600 (a) Movida Participacoes S.A. 100
1,191,117 MPC Container Ships ASA 2,501
1,287,189 MTR Corp 4,063
69,963 Mullen Group Ltd 672
609,300 Nagoya Railroad Co Ltd 6,663
79,527 Nankai Electric Railway Co Ltd 1,322
353,102 National Express Group plc 227
15,900 Nippon Express Holdings, Inc 736
36,249 Nippon Konpo Unyu Soko Co Ltd 822
94,869 Nippon Yusen Kabushiki Kaisha 2,768
48,000 Nishi-Nippon Railroad Co Ltd 772
544,334 Norwegian Air Shuttle AS 641
4,679 (a) NTG Nordic Transport Group A.S. 205
225,700 Odakyu Electric Railway Co Ltd 2,189
45,163 Odfjell SE 777

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
27,261 Oesterreichische Post AG. $ 874
143,896 Old Dominion Freight Line 25,412
122,500 Orient Overseas International Ltd 1,991
45,076,290 Pacific Basin Shipping Ltd 14,207
205,821 Pan Ocean Co Ltd 640
65,510 Pangaea Logistics Solutions Ltd 513
151,120 (a) Pegasus Hava Tasimaciligi AS. 1,054
145,082 Promotora y Operadora de Infraestructura SAB de C.V. 1,342
770,757 (a) Qantas Airways Ltd 3,000
700,430 Qatar Navigation QSC 2,212
1,306,290 Qube Holdings Ltd 3,173
848,336 Redde Northgate plc 4,513
3,681,200 Regional Container Lines PCL 2,859
224,908 (a) Reysas Tasimacilik ve Lojistik Ticaret AS. 400
1,062,246 Rumo S.A. 3,937
142,940 (a) RXO, Inc 3,738
31,778 Ryder System, Inc 3,937
61,497 Sagami Railway Co Ltd 933
19,355 (a) Saia, Inc 9,180
96 (a),(d) SAir Group 0 ^
12,940 Sakai Moving Service Co Ltd 205
20,075 SAL Saudi Logistics Services 1,616
323,950 Sankyu, Inc 11,097
392,300 Santos Brasil Participacoes S.A. 958
149 (a) SAS AB 0 ^
65,719 (a) Saudi Ground Services Co 931
33,012 Saudi Industrial Services Co 329
49,777 (a) Saudi Public Transport Co 233
11,204 SBS Holdings, Inc 187
212,900 SCGJWD Logistics PCL 72
39,806 (b) Schneider National, Inc 962
183,300 Seibu Holdings, Inc 2,533
84,906 Seino Holdings Corp 1,150
83,496 Senko Co Ltd 586
122,839 SF Holding Co Ltd 602
268,150 SG Holdings Co Ltd 2,480
60,096 Shanghai International Airport Co Ltd 266
114,060 Shanghai International Port Group Co Ltd 91
1,065,500 Shenzhen International Holdings Ltd 850
4,827 Shenzhen Investment Holdings Bay Area Development Co Ltd 1
104,760 Shinwa Kaiun Kaisha Ltd 3,304
1,993,462 Shipping Corp of India Ltd 5,999
234,700 SIA Engineering Co Ltd 401
558,000 Sichuan Expressway Co Ltd 244
279,400 (a) SIMPAR S.A. 266
227,000 Sincere Navigation Corp 214
1,101,073 (b) Singapore Airlines Ltd 5,595
738,124 (a) Singapore Airport Terminal Services Ltd 1,548
1,316,619 (b) Singapore Post Ltd 418
1,132,000 SITC International Holdings Co Ltd 3,070
10,578 Sixt AG. 751
13,648 Sixt AG. (Preference) 751
435,164 Southwest Airlines Co 12,450
162,741 (a) SpiceJet Ltd 101
23,700 Spring Airlines Co Ltd 183
16,612 Stolt-Nielsen Ltd 786
40,383 Sumitomo Warehouse Co Ltd 659
8,832 (a) Svitzer A.S. 329
64,000 T3EX Global Holdings Corp 192
1,488,501 Taiwan High Speed Rail Corp 1,394
150,087 (a) TAV Havalimanlari Holding AS 1,193
7,889 TCI Express Ltd 116

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
68,749 (b) TFI International, Inc $ 9,982
16,586 Theeb Rent A Car Co 300
250,535 (b) TNT NV 340
131,500 Tobu Railway Co Ltd 2,217
103,060 Tokyu Corp 1,138
5,648,600 (a),(d) Trada Alam Minera Tbk PT 0 ^
5,907 Trancom Co Ltd 240
875,700 (a) Transcoal Pacific Tbk PT 404
26,549 Transport Corp of India Ltd 287
2,602,082 Transurban Group 21,461
463,901 (a) Turk Hava Yollari AO 4,386
64,570 (a) Tway Air Co Ltd 115
3,550,047 (a) Uber Technologies, Inc 258,017
71,107 U-Haul Holding Co 4,268
341,000 U-Ming Marine Transport Corp 588
1,466,398 Union Pacific Corp 331,787
237,382 (a) United Airlines Holdings, Inc 11,551
27,314 United International Transportation Co 637
918,613 United Parcel Service, Inc (Class B) 125,712
345,600 Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A. 468
67,336 (a),(d) Virgin Australia Holdings Pty Ltd 0 ^
30,917 VRL Logistics Ltd 209
207,372 Wallenius Wilhelmsen ASA 2,123
265,350 Wan Hai Lines Ltd 725
689,700 (a) WCE Holdings Bhd 126
91,900 West Japan Railway Co 1,715
28,193 (b) Westshore Terminals Investment Corp 468
154,300 Wilson Sons Holdings Brasil S.A. 420
318,000 Wisdom Marine Lines Co Ltd 667
83,056 (a) XPO, Inc 8,816
948,436 Yamato Transport Co Ltd 10,452
1,464,000 Yang Ming Marine Transport 3,366
75,759 YTO Express Group Co Ltd 163
922,000 Yuexiu Transport Infrastructure Ltd 479
68,515 Yunda Holding Co Ltd 73
888,415 Zhejiang Expressway Co Ltd 598
108,316 ZIM Integrated Shipping Services Ltd 2,401
177,183 ZTO Express Cayman, Inc (ADR) 3,677
TOTAL TRANSPORTATION 1,906,790
UTILITIES - 2.4%
4,199,815 A2A S.p.A. 8,337
24,309 (b) Acciona S.A. 2,877
30,382 ACEA S.p.A. 492
7,797,000 ACEN Corp 665
125,092 ACWA Power Co 11,810
268,090 (a) Adani Green Energy Ltd 5,734
667,221 (a) Adani Power Ltd 5,736
160,823 AES Brasil Energia S.A. 328
560,998 AES Corp 9,857
1,572,249 AGL Energy Ltd 11,329
2,182,532 Aguas Andinas S.A. 596
634,800 (a) Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS. 280
282,547 (a) Akfen Yenilenebilir Enerji AS. 239
79,153 Aksa Enerji Uretim AS 107
477,637 (b) Algonquin Power & Utilities Corp 2,807
9,512 (a) AlKhorayef Water & Power Technologies Co 492
251,429 Allete, Inc 15,677
2,884,569 Alliant Energy Corp 146,825
254,217 (b) AltaGas Ltd 5,744
124,167 Alupar Investimento S.A. 661
1,584,188 Ameren Corp 112,652

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,633,667 American Electric Power Co, Inc $ 143,338
58,480 American States Water Co 4,244
1,149,762 APA Group 6,111
27,719 Ascopiave S.p.A. 68
58,169 Atco Ltd 1,657
37,711 Athens Water Supply & Sewage Co S.A. 221
1,735,650 Auren Energia S.A. 3,831
42,370 Aygaz AS 234
483,900 B Grimm Power PCL 284
477,600 Banpu Power PCL 157
982,000 BCPG PCL 168
254,679 Beijing Enterprises Holdings Ltd 854
2,034,586 (b) Beijing Enterprises Water Group Ltd 625
1,328,000 Beijing Jingneng Clean Energy Co Ltd 316
20,368 BKW AG. 3,251
549,556 Black Hills Corp 29,885
69,937 Boralex, Inc 1,713
118,599 (b) Brookfield Infrastructure Corp 3,992
96,831 (b) Brookfield Renewable Corp 2,748
116,494 Brookfield Renewable Corp 3,301
2,440,158 (a) Can2 Termik AS. 150
114,714 Canadian Utilities Ltd 2,478
407,000 (b) Canvest Environmental Protection Group Co Ltd 219
478,140 (b) Capital Power Corp 13,627
23,310 Centerpoint Energy, Inc 722
1,016,851 Centrais Eletricas Brasileiras S.A. 6,521
191,939 Centrais Eletricas Brasileiras S.A. 1,377
179,389 Centrica plc 306
566,175 CESC Ltd 1,099
144,350 CEZ AS 5,431
910,000 (b) CGN New Energy Holdings Co Ltd 297
1,246,100 CGN Power Co Ltd 794
5,179,000 (c) CGN Power Co Ltd 2,277
2,044,000 (b) China Datang Corp Renewable Power Co Ltd 528
1,168,165 China Gas Holdings Ltd 1,047
1,363,044 (b) China Longyuan Power Group Corp Ltd 1,224
540,300 China National Nuclear Power Co Ltd 792
2,131,847 China Power International Development Ltd 1,107
415,012 China Resources Gas Group Ltd 1,453
826,373 China Resources Power Holdings Co 2,532
1,696,300 China Three Gorges Renewables Group Co Ltd 1,017
742,000 China Water Affairs Group Ltd 477
650,901 China Yangtze Power Co Ltd 2,591
592,491 Chubu Electric Power Co, Inc 6,999
422,300 Chugoku Electric Power Co, Inc 2,768
286,601 Cia de Saneamento Basico do Estado de Sao Paulo 3,844
145,300 Cia de Saneamento de Minas Gerais Copasa MG 543
278,100 Cia de Saneamento do Parana 278
107,000 Cia de Saneamento do Parana 528
1,546,421 Cia Energetica de Minas Gerais 2,736
925,900 Cia Paranaense de Energia 1,540
560,888 CK Infrastructure Holdings Ltd 3,167
1,921,700 CK Power PCL 205
103,072 Clearway Energy, Inc (Class A) 2,336
61,824 Clearway Energy, Inc (Class C) 1,526
1,484,551 CLP Holdings Ltd 12,007
6,699,123 Colbun S.A. 867
5,840,000 Concord New Energy Group Ltd 447
68,653 Consolidated Edison, Inc 6,139
295,321 Constellation Energy Corp 59,144
604,191 Contact Energy Ltd 3,312
183,200 CPFL Energia S.A. 1,073

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
811,900 Datang International Power Generation Co Ltd $ 336
1,154,406 Dominion Energy, Inc 56,566
2,086,641 Drax Group plc 12,995
765,299 Duke Energy Corp 76,706
1,061,072 E.ON AG. 13,945
65,407 Edison International 4,697
236,925 (b) EDP Renovaveis S.A. 3,311
491,900 Electric Power Development Co 7,690
368,500 Electricity Generating PCL 1,037
1,089 Elia Group S.A. 102
245,408 Emera, Inc 8,189
1,693,937 Emirates Central Cooling Systems Corp 673
158,244 (b) Enagas 2,353
93,492 (a) Encavis AG. 1,712
10,204 (b) Endesa S.A. 192
189,861 Enea S.A. 502
25,397,947 Enel Chile S.A. 1,433
14,686,682 Enel S.p.A. 101,908
1,489,037 Energias de Portugal S.A. 5,583
200,278 Energisa S.A. 1,634
224,948 Energix-Renewable Energies Ltd 841
1,159,544 Energy Absolute PCL 351
193,515 (c) Enerjisa Enerji AS. 403
18,470,790 Enersis S.A. 1,719
31,261 (a) Enerya Enerji AS. 187
296,200 (a) Eneva S.A. 673
153,548 Engie Brasil Energia S.A. 1,217
444,198 (a) Engie Energia Chile S.A. 397
1,176,622 Engie S.A. 16,850
95,460 (a) Enlight Renewable Energy Ltd 1,509
341,835 ENN Energy Holdings Ltd 2,816
133,500 ENN Natural Gas Co Ltd 382
875,811 Equatorial Energia S.A. 4,808
6,479 (a) Equatorial Energia S.A. 36
42,456 ERG S.p.A. 1,064
23,103 Evergy, Inc 1,224
2,583,439 Eversource Energy 146,507
28,662 EVN AG. 916
84,917 Exelon Corp 2,939
109,746 (a) Fersa Energias Renovables S.A. 219
3,855,127 FirstEnergy Corp 147,536
421,238 Fortis, Inc 16,372
291,415 (b) Fortum Oyj 4,266
2,066,161 GAIL India Ltd 5,428
197,700 Gas Malaysia Bhd 151
587,200 GD Power Development Co Ltd 484
17,660 Genie Energy Ltd 258
542,757 Global Power Synergy PCL 584
53,969 (a) Greenvolt-Energias Renovaveis S.A. 481
11,381 (a),(b) Grenergy Renovables S.A. 411
1,333,210 Guangdong Investments Ltd 779
108,586 Gujarat Gas Ltd 817
229,921 Gujarat State Petronet Ltd 815
2,419,327 Gulf Energy Development PCL 2,662
3,863,300 Gunkul Engineering PCL 267
32,000 HD Renewable Energy Co Ltd 205
648,418 (b) Hera S.p.A. 2,216
137,393 Hokkaido Electric Power Co, Inc 1,023
134,577 Hokuriku Electric Power Co 854
314,366 Holding CO ADMIE IPTO S.A. 730
10,048,103 Hong Kong & China Gas Ltd 7,636
1,239,590 Hong Kong Electric Holdings Ltd 6,699

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
296,319 Huadian Power International Corp Ltd (Class A) $ 283
228,366 Huaneng Power International, Inc - A 302
1,778,751 Huaneng Power International, Inc - H 1,315
281,471 Hydro One Ltd 8,199
5,145,465 Iberdrola S.A. 66,762
194,190 Indraprastha Gas Ltd 1,171
195,623 (b) Innergex Renewable Energy, Inc 1,463
1,027,900 (a),(d) Inter Far East Energy Corp 0 ^
400,382 Interconexion Electrica S.A. ESP 1,756
438,710 Inversiones Aguas Metropolitanas S.A. 326
1,912,661 (a) Iride S.p.A. 3,980
381,294 Italgas S.p.A 1,883
33,000 (a) J&V Energy Technology Co Ltd 235
2,886,272 (a) Jaiprakash Power Ventures Ltd 675
299,393 JSW Energy Ltd 2,633
49,700 (a),(b) K&O Energy Group, Inc 1,181
638,163 Kansai Electric Power Co, Inc 10,716
5,000 (a),(b) Kasumigaseki Capital Co Ltd 430
15,611 Kenon Holdings Ltd 389
2,833,015 Keppel Infrastructure Trust 981
109,936 Korea Electric Power Corp 1,556
19,016 Korea Gas Corp 719
18,294 (c) KPI Green Energy Ltd 395
317,500 Kyushu Electric Power Co, Inc 3,275
43,248 Mahanagar Gas Ltd 828
5,095,600 Malakoff Corp Bhd 825
266,852 Manila Electric Co 1,666
765,300 Manila Water Co, Inc 356
369,300 Mega First Corp BHD 368
586,289 Mercury NZ Ltd 2,344
1,082,616 Meridian Energy Ltd 4,148
28,730 MGE Energy, Inc 2,147
94,940 (a) Montauk Renewables, Inc 541
583,257 National Central Cooling Co PJSC 476
30,719 National Gas & Industrialization Co 732
11,003,553 National Grid plc 122,867
53,319 (c) Neoen S.A. 2,156
63,970 New Jersey Resources Corp 2,734
6,744,971 NextEra Energy, Inc 477,611
2,702,941 (a) NHPC Ltd 3,258
84,287 Nippon Gas Co Ltd 1,273
247,738 NLC India Ltd 711
220,719 (b) Northland Power Income Fund 3,795
105,510 NorthWestern Corp 5,284
348,358 NRG Energy, Inc 27,123
3,802,892 NTPC Ltd 17,245
1,043,462 (a) ODAS Elektrik Uretim ve Sanayi Ticaret AS. 279
87,801 Okinawa Electric Power Co, Inc 609
70,630 ONE Gas, Inc 4,510
90,939 (a) OPC Energy Ltd 637
1,456,273 Origin Energy Ltd 10,536
103,990 Ormat Technologies, Inc 7,456
176,508 Orsted AS 9,376
311,980 Osaka Gas Co Ltd 6,895
25,780 Otter Tail Corp 2,258
16,411 (a) OY Nofar Energy Ltd 361
217,958 Pennon Group plc 1,583
1,003,478 Petronas Gas BHD 3,791
1,714,288 (b) PG&E Corp 29,931
731,077 (a) PGE Polska Grupa Energetyczna S.A. 1,304
201,112 Pinnacle West Capital Corp 15,361
240,000 Portland General Electric Co 10,378

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
66,549 Power & Water Utility Co for Jubail & Yanbu $ 1,076
4,087,760 Power Grid Corp of India Ltd 16,189
46,789,400 PT Perusahaan Gas Negara Persero Tbk 4,395
2,435,564 PTC India Ltd 6,008
176,663 (a) Public Power Corp 2,125
34,076 (a) Pure Cycle Corp 325
384,172 Qatar Electricity & Water Co QSC 1,655
584,200 Ratch Group PCL 421
1,741,908 (a) RattanIndia Power Ltd 371
13,121 Redeia Corp S.A. 229
1,196,569 (b) Redes Energeticas Nacionais S.A. 2,938
2,147,209 (a) Reliance Energy Ltd 5,142
2,077,424 (a) Reliance Power Ltd 718
32,300 (a) RENOVA, Inc 200
62,753 (b) Rubis S.C.A 1,768
2,497,543 RWE AG. 85,679
19,600 Saibu Gas Co Ltd 246
756,941 Saudi Electricity Co 3,315
92,869 (c) Scatec ASA 752
382,746 Scottish & Southern Energy plc 8,644
217,200 SDIC Power Holdings Co Ltd 545
751,300 SembCorp Industries Ltd 2,656
408,247 Sempra Energy 31,051
156,600 (a) Serena Energia S.A. 247
566,238 Severn Trent plc 17,043
558,685 Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC 290
41,400 Shanghai Electric Power Co Ltd 56
225,300 Shenergy Co Ltd 274
128,088 Shenzhen Energy Group Co Ltd 129
120,042 Shikoku Electric Power Co, Inc 1,032
76,000 Shinfox Energy Co Ltd 369
28,110 Shizuoka Gas Co Ltd 168
133,200 Sichuan Chuantou Energy Co Ltd 344
552,484 SJVN Ltd 870
43,060 SJW Corp 2,335
69,008 Snam Rete Gas S.p.A. 305
63,023 (a),(b) Solaria Energia y Medio Ambiente S.A. 780
128,000 (a),(d) Sound Global Ltd 0 ^
3,141,279 Southern Co 243,669
183,480 Spire, Inc 11,143
2,485,595 (b) Superior Plus Corp 16,116
1,411,100 Synergy Grid & Development Phils, Inc 230
395,213 Taiwan Cogeneration Corp 584
1,258,276 (a) Tata Power Co Ltd 6,640
899,941 (a) Tauron Polska Energia S.A. 885
54,887 Telecom Plus plc 1,223
2,286,504 Tenaga Nasional BHD 6,679
46,105 (a) Terna Energy S.A. 962
47,009 Terna Rete Elettrica Nazionale S.p.A. 362
56,100 Toho Gas Co Ltd 1,365
355,800 Tohoku Electric Power Co, Inc 3,216
1,384,151 (a) Tokyo Electric Power Co, Inc 7,454
356,210 Tokyo Gas Co Ltd 7,668
146,965 Torrent Power Ltd 2,638
907,000 Towngas Smart Energy Co Ltd 323
2,315,000 TPI Polene Power PCL 204
211,521 TransAlta Corp 1,500
144,200 Transmissora Alianca de Energia Eletrica S 883
1,147,700 TTW PCL 277
874,619 United Utilities Group plc 10,865
19,710 Unitil Corp 1,021
26,461 (a) VA Tech Wabag Ltd 405

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,318,476 Veolia Environnement $ 39,492
70,145 Verbund AG. 5,550
372,941 Vistra Corp 32,065
28,917 (a),(b) Voltalia S.A. 268
1,121,632 WEC Energy Group, Inc 88,003
17,430 West Holdings Corp 283
2,288,400 (a) Wintime Energy Group Co Ltd 371
1,344,000 (b) Xinyi Energy Holdings Ltd 174
2,920,000 YTL Corp BHD 2,130
2,157,700 YTL Power International BHD 2,197
799,800 Zhejiang Zheneng Electric Power Co Ltd 783
350,000 (b) Zhongyu Energy Holdings Ltd 212
1,446,287 (a) Zorlu Enerji Elektrik Uretim AS 245
TOTAL UTILITIES 2,988,217
TOTAL COMMON STOCKS 125,173,514
(Cost $99,847,892)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
AUTOMOBILES & COMPONENTS - 0.0%
409,140 Tata Motors Ltd (DVR) 3,260
TOTAL AUTOMOBILES & COMPONENTS 3,260
CAPITAL GOODS - 0.0%
44,371 (b) Fincantieri S.p.A 07/11/24 80
26,206 (b),(d) Webuild S.p.A 08/02/30 24
TOTAL CAPITAL GOODS 104
CONSUMER SERVICES - 0.0%
90,578 PointsBet Holdings Ltd 07/08/24 1
TOTAL CONSUMER SERVICES 1
FINANCIAL SERVICES - 0.0%
1,059 Magellan Financial Group Ltd 04/16/27 0 ^
TOTAL FINANCIAL SERVICES 0 ^
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
608,974 Amplifon S.p.A. 07/09/24 7
TOTAL HEALTH CARE EQUIPMENT & SERVICES 7
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
12,599 (d) Chinook Therapeutics, Inc 0 ^
24,100 (d) Kangmei Pharmaceutical Co Ltd 12/31/28 0 ^
20,027 (b),(d) Tobira Therapeutics, Inc 1
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
40,619 (d) Plaza S.A. 07/29/24 0 ^
4,084 Sobha Ltd 07/04/24 14
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 14
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
2,857 (d) Hana Micron, Inc 07/30/24 5
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5

SHARES DESCRIPTION
REFERENCERATE & SPREAD
EXPIRATION
DATE
VALUE
(000)
SOFTWARE & SERVICES - 0.0%
19,369 (d) Constellation Software, Inc 08/22/28 $ 98
TOTAL SOFTWARE & SERVICES 98
TRANSPORTATION - 0.0%
3,719 Localiza Rent a Car S.A. 07/30/24 6
TOTAL TRANSPORTATION 6
UTILITIES - 0.0%
81,290 (d) Arabi Group Holding KSC 07/14/24 25
TOTAL UTILITIES 25
TOTAL RIGHTS/WARRANTS 3,521
(Cost $2,483)
TOTAL LONG-TERM INVESTMENTS 125,177,232
(Cost $99,850,584)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.4%
GOVERNMENT AGENCY DEBT - 0.2%
$ 20,000,000 Federal Home Loan Bank (FHLB) 0 .000% 07/02/24 19,988
100,000,000 FHLB 0 .000 07/08/24 99,854
26,230,000 FHLB 0 .000 07/12/24 26,177
10,840,000 FHLB 0 .000 07/19/24 10,807
13,000,000 FHLB 0 .000 07/31/24 12,937
14,922,000 FHLB 0 .000 08/02/24 14,846
11,500,000 FHLB 0 .450 08/26/24 11,410
4,625,000 FHLB 0 .000 09/20/24 4,569
3,000,000 FHLB 0 .000 12/12/24 2,930
34,921,000 Tennessee Valley Authority (TVA) 0 .000 07/10/24 34,860
TOTAL GOVERNMENT AGENCY DEBT 238,378
REPURCHASE AGREEMENT - 0.1%
181,465,000 (h) Fixed Income Clearing Corporation 5 .320 07/01/24 181,465
TOTAL REPURCHASE AGREEMENT 181,465
TREASURY DEBT - 0.1%
9,415,000 United States Treasury Bill 0 .000 07/05/24 9,409
10,000,000 United States Treasury Bill 0 .000 07/25/24 9,965
30,000,000 United States Treasury Bill 0 .000 07/30/24 29,873
48,665,000 United States Treasury Bill 0 .000 08/13/24 48,360
30,000,000 United States Treasury Bill 0 .000 08/27/24 29,755
10,000,000 United States Treasury Bill 0 .000 08/29/24 9,914
TOTAL TREASURY DEBT 137,276
TOTAL SHORT-TERM INVESTMENTS 557,119
(Cost $557,194)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.7%
CERTIFICATE OF DEPOSIT - 0.2%
5,000,000 Australia and New Zealand Banking Group 5 .810 (i) 07/25/24 5,000
2,000,000 Australia and New Zealand Banking Group 5 .890 (i) 10/11/24 2,000
4,500,000 Australia and New Zealand Banking Group 5 .520 (i) 12/04/24 4,500
20,936,000 BNP Paribas S.A. 5 .290 (i) 07/01/24 20,936
9,000,000 Canadian Imperial Bank of Commerce 5 .350 (i) 07/09/24 9,000
5,000,000 Canadian Imperial Bank of Commerce 5 .570 (i) 11/04/24 5,000
5,000,000 Canadian Imperial Bank of Commerce 5 .800 (i) 11/12/24 5,000
5,000,000 Canadian Imperial Bank of Commerce 5 .500 (i) 12/06/24 5,000
5,000,000 Citibank NA 5 .920 (i) 07/29/24 5,000
5,000,000 Citibank NA 5 .940 (i) 08/07/24 5,000
10,000,000 Citibank NA 5 .740 (i) 08/21/24 10,000

CREF Stock Account June 30, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE
VALUE
(000)
$ 5,000,000 Citibank NA 6 .010% (i) 09/19/24 $ 5,000
5,000,000 ING US Funding LLC 5 .640 (i) 02/10/25 5,000
5,000,000 Lloyds Bank PLC 5 .630 (i) 12/16/24 5,000
5,000,000 MUFG BK LTD 5 .520 (i) 08/22/24 5,000
10,000,000 MUFG BK LTD 5 .580 (i) 10/25/24 10,000
9,000,000 MUFG BK LTD 5 .560 (i) 11/15/24 9,000
5,000,000 National Australia Bank Ltd 5 .520 (i) 10/01/24 5,000
5,000,000 National Australia Bank Ltd 5 .590 (i) 12/05/24 5,000
9,000,000 National Australia Bank Ltd 5 .600 (i) 02/14/25 9,000
10,000,000 Natixis SA 5 .730 (i) 08/19/24 10,000
5,000,000 Nordea Bank AB publ 5 .810 (i) 07/24/24 5,000
9,000,000 Nordea Bank AB publ 5 .490 (i) 09/13/24 9,000
5,000,000 Royal Bank of Canada 5 .780 (i) 07/02/24 5,000
4,500,000 Royal Bank of Canada 5 .610 (i) 01/22/25 4,500
10,000,000 Royal Bank of Canada 5 .600 (i) 02/18/25 10,000
39,000,000 Svenska Handelsbanken 5 .300 (i) 07/01/24 39,000
TOTAL CERTIFICATE OF DEPOSIT 216,936
COMMERCIAL PAPER - 0.0%
9,000,000 Australia and New Zealand Banking Group 0 .000 (i) 01/06/25 8,749
4,500,000 Australia and New Zealand Banking Group 0 .010 (i) 04/14/25 4,312
5,000,000 ING US Funding LLC 5 .820 (i) 07/08/24 5,000
5,000,000 ING US Funding LLC 0 .000 (i) 07/25/24 4,981
5,000,000 ING US Funding LLC 0 .000 (i) 02/07/25 4,838
10,000,000 National Bank of Canada 0 .000 (i) 08/16/24 9,930
9,000,000 National Bank of Canada 0 .000 (i) 10/28/24 8,841
4,500,000 Nordea Bank AB publ 5 .510 (i) 10/15/24 4,500
2,250,000 Skandinaviska Enskilda Banken AG 5 .590 (i) 02/28/25 2,250
TOTAL COMMERCIAL PAPER 53,401
REPURCHASE AGREEMENT - 0.5%
25,000,000 (j) Calyon 5 .330 (i) 07/01/24 25,000
75,000,000 (k) Citigroup 5 .340 (i) 07/01/24 75,000
55,000,000 (l) Deutsche Bank 5 .330 (i) 07/01/24 55,000
75,000,000 (m) HSBC 5 .330 (i) 07/01/24 75,000
95,000,000 (n) JP Morgan 5 .330 (i) 07/01/24 95,000
65,000,000 (o) Merrill Lynch 5 .330 (i) 07/01/24 65,000
6,000,000 (p) Merrill Lynch 5 .320 (i) 07/01/24 6,000
20,000,000 (q) Merrill Lynch 5 .250 (i) 07/01/24 20,000
75,000,000 (r) Nomura 5 .330 (i) 07/01/24 75,000
75,000,000 (s) Royal Bank of Scotland 5 .320 (i) 07/01/24 75,000
TOTAL REPURCHASE AGREEMENT 566,000
VARIABLE RATE SECURITIES - 0.0%
4,500,000 ING US Funding LLC 5 .580 (i) 11/18/24 4,500
9,000,000 National Australia Bank Ltd 5 .590 (i) 03/17/25 9,000
10,000,000 Skandinaviska Enskilda Banken AG 5 .590 (i) 12/26/24 10,000
TOTAL VARIABLE RATE SECURITIES 23,500
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 859,837
(Cost $859,837)
TOTAL INVESTMENTS - 100.5% 126,594,188
(Cost $101,267,615)
OTHER ASSETS & LIABILITIES, NET - (0.5)% (664,726)
NET ASSETS - 100.0% $125,929,462

Cost amounts are in thousands.
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
SPDR Standard & Poor's Depositary Receipts
TIPS Treasury Inflation Protected Security
^
Amount represents less than $1,000.
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,318,619,736.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $868,263,264 or 0.7% of Total Investments.
(d)
For fair value measurement disclosure purposes, investment classified as Level 3.
(e)
Affiliated holding
(f)
In bankruptcy
(g)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(h) Agreement with Fixed Income Clearing Corporation, 5.320% dated 6/28/24 to be repurchased at $181,545,449 on 7/1/24, collateralized by Government Agency
Securities, with coupon rate 0.125% and maturity date 7/15/26, valued at $185,094,320.
(i)
The rate shown is the one-day yield as of the end of the reporting period.
(j) Agreement with Calyon, 5.330% dated 6/28/24 to be repurchased at $25,094,978 on 7/1/24, collateralized by Government Agency Securities, with coupon rates
2.500%–6.000% and maturity dates 8/1/51–6/1/54, valued at $25,500,000.
(k) Agreement with Citigroup, 5.340% dated 6/28/24 to be repurchased at $76,381,685 on 7/1/24, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 1/15/27, valued at $76,500,092.
(l) Agreement with Deutsche Bank, 5.330% dated 6/28/24 to be repurchased at $55,000,000 on 7/1/24, collateralized by Government Agency Securities, with coupon rate
0.000% and maturity dates 8/8/24–8/29/24, valued at $56,100,019.
(m) Agreement with HSBC, 5.330% dated 6/28/24 to be repurchased at $75,272,679 on 7/1/24, collateralized by Government Agency Securities, with coupon rates
3.468%–5.500% and maturity dates 9/1/32–6/1/53, valued at $76,500,000.
(n) Agreement with JP Morgan, 5.330% dated 6/28/24 to be repurchased at $95,380,553 on 7/1/24, collateralized by Government Agency Securities, with coupon rates
2.000%–7.000% and maturity dates 8/1/37–7/1/54, valued at $96,900,000.
(o) Agreement with Merrill Lynch, 5.330% dated 6/28/24 to be repurchased at $65,276,933 on 7/1/24, collateralized by Government Agency Securities, with coupon rates
3.000%–6.000% and maturity dates 4/1/52–6/1/54, valued at $66,300,002.
(p) Agreement with Merrill Lynch, 5.320% dated 6/28/24 to be repurchased at $6,000,003 on 7/1/24, collateralized by Government Agency Securities, with coupon rates
0.000%–2.250% and maturity dates 6/30/26–11/15/32, valued at $6,120,001.
(q) Agreement with Merrill Lynch, 5.250% dated 6/28/24 to be repurchased at $20,067,966 on 7/1/24, collateralized by Government Agency Securities, with coupon rate
4.375% and maturity date 11/30/28, valued at $20,400,050.
(r) Agreement with Nomura, 5.330% dated 6/28/24 to be repurchased at $75,316,657 on 7/1/24, collateralized by Government Agency Securities, with coupon rates
2.000%–7.500% and maturity dates 9/1/27–3/1/54, valued at $76,501,720.
(s) Agreement with Royal Bank of Scotland, 5.320% dated 6/28/24 to be repurchased at $75,236,340 on 7/1/24, collateralized by Government Agency Securities, with coupon rates 2.625%–4.500% and maturity dates 5/31/27–5/31/29, valued at $76,500,015.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
Russell 2000 E-Mini Index 123 09/20/24  $ 12,482 $ 12,700 $ 218
S&P 500 E-Mini Index 835 09/20/24 229,749 230,523 774
S&P Mid-Cap 400 E-Mini Index 65 09/20/24 19,045 19,227 182
Total 1,023   $ 261,276  $ 262,450  $ 1,174

CREF Global Equities Account June 30, 2024
Portfolio of Investments

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
LONG-TERM INVESTMENTS - 98.9%
COMMON STOCKS - 98.9%
AUSTRALIA - 1.2%
226,600 AMP Ltd $ 165
210,063 APA Group 1,117
1,957,047 Australia & New Zealand Banking Group Ltd 36,768
42,922 Australian Stock Exchange Ltd 1,713
1,154,198 BHP Billiton Ltd 32,989
361,642 Commonwealth Bank of Australia 30,635
29,136,926 (a),(b) Empire Energy Group Ltd 4,276
23,859,114 Glencore plc 135,765
4,480,121 Ingenia Communities Group 14,235
512,416 Insurance Australia Group Ltd 2,429
77,788 Macquarie Group Ltd 10,585
29,104 Magellan Financial Group Ltd 162
610,631 Medibank Pvt Ltd 1,513
294,218 (b) Megaport Ltd 2,187
326,262 Mineral Resources Ltd 11,672
692,155 National Australia Bank Ltd 16,692
203,823 (b) Qantas Airways Ltd 793
325,760 QBE Insurance Group Ltd 3,760
279,583 Suncorp-Metway Ltd 3,233
227,370 (b) Tamboran Resources Corp 5,116
164,809,536 (b),(c) Tamboran Resources Ltd 18,691
807,689 Telstra Corp Ltd 1,950
764,168 Westpac Banking Corp 13,837
112,847 Woodside Energy Group Ltd 2,125
TOTAL AUSTRALIA 352,408
AUSTRIA - 0.0%
12,163 Verbund AG. 962
TOTAL AUSTRIA 962
BELGIUM - 0.2%
274,994 KBC Groep NV 19,377
238,513 UCB S.A. 35,416
TOTAL BELGIUM 54,793
BERMUDA - 0.1%
69,056 RenaissanceRe Holdings Ltd 15,435
TOTAL BERMUDA 15,435
BRAZIL - 1.1%
385,700 Ambev S.A. 787
113,000 (b) Atacadao S.A. 182
473,600 B3 SA-Brasil Bolsa Balcao 867
118,891 Banco Bradesco S.A. 238
1,259,285 Banco Bradesco S.A. (Preference) 2,789
1,247,000 Banco BTG Pactual S.A. - Unit 6,895
141,064 Banco do Brasil S.A. 674
153,200 BB Seguridade Participacoes S.A. 902
122,800 (b) BRF S.A. 498
124,600 Caixa Seguridade Participacoes S 319
261,273 Centrais Eletricas Brasileiras S.A. 1,676
52,300 Centrais Eletricas Brasileiras S.A. 375
180,700 Cia de Concessoes Rodoviarias 376
74,500 Cia de Saneamento Basico do Estado de Sao Paulo 999
396,176 Cia Energetica de Minas Gerais 701

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
248,500 Cia Paranaense de Energia $ 413
48,800 Cia Siderurgica Nacional S.A. 113
2,296,738 Companhia Vale do Rio Doce (ADR) 25,654
256,468 Cosan SA Industria e Comercio 621
49,700 CPFL Energia S.A. 291
50,459 Energisa S.A. 412
76,400 (b) Eneva S.A. 174
40,150 Engie Brasil Energia S.A. 318
1,245 (b) Equatorial Energia S.A. 7
222,989 Equatorial Energia S.A. 1,224
371,226 Gerdau S.A. (Preference) 1,221
654,157 (b),(d) Hapvida Participacoes e Investimentos S.A. 448
29,600 Hypera S.A. 152
435,562 Investimentos Itau S.A. - PR 765
12,560,419 Itau Unibanco Holding S.A. 72,822
173,360 Klabin S.A. 665
73,963 Localiza Rent A Car 556
184,992 Lojas Renner S.A. 413
43,520 (b) Mercadolibre, Inc 71,521
188,095 Natura & Co Holding S.A. 523
2,401,389 (b) NU Holdings Ltd 30,954
999,004 (b) Pagseguro Digital Ltd 11,678
1,837,800 Petro Rio S.A. 14,386
858,600 Petroleo Brasileiro S.A. 6,202
1,088,738 Petroleo Brasileiro S.A. (Preference) 7,411
275,944 Raia Drogasil S.A. 1,268
91,029 (d) Rede D'Or Sao Luiz S.A. 443
270,200 Rumo S.A. 1,001
281,459 Sendas Distribuidora S.A. 521
910,058 (b) StoneCo Ltd 10,912
168,122 Suzano SA 1,715
92,700 Telefonica Brasil S.A. 752
190,500 TIM S.A. 541
113,500 TOTVS S.A. 618
175,100 Ultrapar Participacoes S.A. 677
1,012,564 Vale S.A. 11,270
209,100 Vibra Energia S.A. 782
364,920 WEG S.A. 2,754
253,428 XP, Inc 4,458
TOTAL BRAZIL 304,934
CANADA - 2.1%
1,159,787 Alimentation Couche-Tard, Inc 65,083
323,046 Bank of Montreal 27,115
268,985 Bank of Nova Scotia 12,304
16,006 Brookfield Asset Management Ltd 609
63,581 (b) Brookfield Corp 2,644
423 Brookfield Reinsurance Ltd 18
549,118 Cameco Corp 27,017
197,393 (a) Canadian Imperial Bank of Commerce 9,386
270,434 Canadian National Railway Co 31,957
400,604 (a) Canadian Natural Resources Ltd 14,269
28,651 (a) CI Financial Corp 302
680,486 Dollarama, Inc 62,132
5,930 Fairfax Financial Holdings Ltd 6,746
14,776 First Capital Real Estate Investment Trust 159
61,703 (a) Great-West Lifeco Inc 1,800
23,711 iA Financial Corp, Inc 1,489
18,383 (a) IGM Financial, Inc 507
40,758 (a) Imperial Oil Ltd 2,779
31,707 Intact Financial Corp 5,285
654,542 (a),(b) Ivanhoe Mines Ltd 8,445

CREF Global Equities Account June 30, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
724,647 (b) Lightspeed Commerce, Inc $ 9,905
430,025 Manulife Financial Corp 11,451
74,467 National Bank of Canada 5,906
1,865,232 (a),(b) NexGen Energy Ltd 13,007
18,457 Onex Corp 1,255
675,096 Pan American Silver Corp (Toronto) 13,418
565,437 Parex Resources, Inc 9,060
123,217 (a) Power Corp of Canada 3,424
127,164 RioCan Real Estate Investment Trust 1,562
315,594 Royal Bank of Canada 33,600
2,298,305 (b) Shopify, Inc (Class A) 151,888
129,624 Sun Life Financial, Inc 6,356
459,862 Suncor Energy, Inc 17,530
504,958 Teck Cominco Ltd (Class B) 24,199
38,469 Thomson Reuters Corp 6,485
62,470 TMX Group Ltd 1,739
393,071 Toronto-Dominion Bank 21,607
11,896 West Fraser Timber Co Ltd 914
TOTAL CANADA 613,352
CHILE - 0.0%
3,689,013 Banco de Chile 412
5,867 Banco de Credito e Inversiones 165
5,304,714 Banco Santander Chile S.A. 249
306,183 Cencosud S.A. 578
3,151,319 Cia Sud Americana de Vapores S.A. 200
248,391 Empresas CMPC S.A. 467
91,695 Empresas COPEC S.A. 706
6,305,762 Enel Chile S.A. 356
4,602,657 Enersis S.A. 429
37,581,324 Lan Airlines S.A. 513
182,766 (b) SACI Falabella 563
30,796 Sociedad Quimica y Minera de Chile S.A. (Class B) 1,244
TOTAL CHILE 5,882
CHINA - 1.8%
28,700 360 Finance, Inc (ADR) 566
41,200 360 Security Technology, Inc 43
35,400 37 Interactive Entertainment Network Technology Group Co Ltd 63
62,500 AAC Technologies Holdings, Inc 245
4,500 Accelink Technologies Co Ltd 23
1,163 ACM Research Shanghai, Inc 14
2,812 Advanced Micro-Fabrication Equipment, Inc China 55
12,600 AECC Aero-Engine Control Co Ltd 35
34,000 AECC Aviation Power Co Ltd 171
13,751,000 Agricultural Bank of China Ltd 5,869
434,800 Agricultural Bank of China Ltd (Class A) 261
41,899 Aier Eye Hospital Group Co Ltd 59
12,400 AIMA Technology Group Co Ltd 47
55,700 (b) Air China Ltd 57
30,207 Airtac International Group 917
50,000 (a),(b),(d) Akeso, Inc 241
3,931,372 Alibaba Group Holding Ltd 35,433
452,759 Alibaba Group Holding Ltd (ADR) 32,599
454,000 (a),(b) Alibaba Health Information Technology Ltd 181
350,000 Aluminum Corp of China Ltd 238
569,900 Aluminum Corp of China Ltd (Class A) 597
2,127 Amlogic Shanghai Co Ltd 17
6,400 Angel Yeast Co Ltd 25
108,500 Anhui Conch Cement Co Ltd 258
20,000 Anhui Conch Cement Co Ltd (Class A) 65
30,300 Anhui Gujing Distillery Co Ltd 450

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
5,400 Anhui Gujing Distillery Co Ltd (Class A) $ 157
25,200 (b) Anhui Jianghuai Automobile Group Corp Ltd 55
5,900 (b) Anhui Kouzi Distillery Co Ltd 32
9,800 Anhui Yingjia Distillery Co Ltd 77
2,210 Anker Innovations Technology Co Ltd 22
297,200 Anta Sports Products Ltd 2,842
1,820 Asymchem Laboratories Tianjin Co Ltd 16
2,800 Autobio Diagnostics Co Ltd 18
5,700 Autohome, Inc (ADR) 156
6,900 Avary Holding Shenzhen Co Ltd 38
6,200 AVIC Industry-Finance Holdings Co Ltd 2
88,000 AviChina Industry & Technology Co Ltd 40
5,600 AVICOPTER plc 32
70,900 (b) BAIC BluePark New Energy Technology Co Ltd 79
488,516 (b) Baidu, Inc 5,289
106,000 Bank of Beijing Co Ltd 85
87,000 Bank of Changsha Co Ltd 98
18,800 Bank of Chengdu Co Ltd 39
215,500 Bank of China Ltd - A 137
17,871,000 Bank of China Ltd - H 8,807
233,300 Bank of Communications Co Ltd - A 240
804,000 Bank of Communications Co Ltd - H 630
29,400 Bank of Hangzhou Co Ltd 53
94,880 Bank of Jiangsu Co Ltd 97
44,300 Bank of Nanjing Co Ltd 63
33,500 Bank of Ningbo Co Ltd 101
45,122 Bank of Shanghai Co Ltd 45
73,500 Bank of Suzhou Co Ltd 76
834,005 Baoshan Iron & Steel Co Ltd 762
56,700 (b) BeiGene Ltd 619
44,600 Beijing Enlight Media Co Ltd 52
48,500 Beijing Enterprises Holdings Ltd 163
342,000 (a) Beijing Enterprises Water Group Ltd 105
2,179 Beijing Kingsoft Office Software, Inc 68
23,500 Beijing New Building Materials plc 96
6,000 Beijing Oriental Yuhong Waterproof Technology Co Ltd 10
580 Beijing Roborock Technology Co Ltd 31
9,600 Beijing Tiantan Biological Products Corp Ltd 32
6,900 Beijing Tongrentang Co Ltd 36
5,060 Beijing Wantai Biological Pharmacy Enterprise Co Ltd 46
51,800 Beijing Yanjing Brewery Co Ltd 63
250,100 Beijing-Shanghai High Speed Railway Co Ltd 185
51,700 (b) Beiqi Foton Motor Co Ltd 16
4,480 Bethel Automotive Safety Systems Co Ltd 24
18,900 (a),(b) Bilibili, Inc 294
1,770 (b) Bloomage Biotechnology Corp Ltd 14
18,700 (d) BOC Aviation Ltd 134
820,000 BOC Hong Kong Holdings Ltd 2,530
14,900 BOC International China Co Ltd 19
240,600 BOE Technology Group Co Ltd 135
906,000 Bosideng International Holdings Ltd 564
708,000 Brilliance China Automotive Holdings Ltd 742
24,700 BYD Co Ltd 849
232,500 BYD Co Ltd (H shares) 6,905
65,000 BYD Electronic International Co Ltd 324
22,060 By-health Co Ltd 41
163,000 (a) C&D International Investment Group Ltd 303
30,030 Caitong Securities Co Ltd 27
2,274 (b) Cambricon Technologies Corp Ltd 62
2,860 Canmax Technologies Co Ltd 7
5,731 Cathay Biotech, Inc 36
326,400 CGN Power Co Ltd 208

CREF Global Equities Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,033,000 (d) CGN Power Co Ltd $ 454
2,000 Changchun High & New Technology Industry Group, Inc 25
24,000 Changjiang Securities Co Ltd 16
1,600 Changzhou Xingyu Automotive Lighting Systems Co Ltd 25
10,100 Chaozhou Three-Circle Group Co Ltd 40
3,200 Chengxin Lithium Group Co Ltd 6
5,500 Chifeng Jilong Gold Mining Co Ltd 12
35,100 China Baoan Group Co Ltd 42
8,142,000 China Citic Bank 5,217
561,000 (b) China Coal Energy Co 655
224,000 China Communications Services Corp Ltd 121
73,000 China Construction Bank Corp - A 74
21,248,000 China Construction Bank Corp - H 15,707
61,000 China CSSC Holdings Ltd 341
75,900 (b) China Eastern Airlines Corp Ltd 42
558,000 (b) China Energy Engineering Corp Ltd 163
231,800 China Everbright Bank Co Ltd - A 101
407,000 (b) China Everbright Bank Co Ltd - H 127
868,000 (d) China Feihe Ltd 400
24,800 China Film Co Ltd 37
324,000 China Galaxy Securities Co Ltd 169
41,200 China Galaxy Securities Co Ltd (Class A) 61
228,400 China Gas Holdings Ltd 205
9,100 China Great Wall Securities Co Ltd 8
6,400 China Greatwall Technology Group Co Ltd 8
242,000 (a) China Hongqiao Group Ltd 365
413,800 China Insurance International Holdings Co Ltd 422
9,100 China International Capital Corp Ltd 37
124,400 (d) China International Capital Corp Ltd 138
19,429 China Jushi Co Ltd 30
1,744,000 China Life Insurance Co Ltd 2,461
42,000 China Life Insurance Co Ltd (Class A) 179
31,800 (a),(b),(d) China Literature Ltd 102
281,000 China Longyuan Power Group Corp Ltd 252
262,000 China Mengniu Dairy Co Ltd 469
2,326,500 China Merchants Bank Co Ltd 10,572
1,430,890 China Merchants Bank Co Ltd (Class A) 6,725
193,800 (b) China Merchants Energy Shipping Co Ltd 225
66,400 China Merchants Expressway Network & Technology Holdings Co Ltd 108
133,426 China Merchants Holdings International Co Ltd 198
36,020 China Merchants Securities Co Ltd 69
116,900 (b) China Merchants Shekou Industrial Zone Holdings Co Ltd 141
157,800 (b) China Minsheng Banking Corp Ltd - A 82
633,300 China Minsheng Banking Corp Ltd - H 219
837,000 China Molybdenum Co Ltd 764
234,000 China Molybdenum Co Ltd (Class A) 273
392,000 China National Building Material Co Ltd 140
32,900 (b) China National Chemical Engineering Co Ltd 37
6,100 China National Medicines Corp Ltd 26
94,300 China National Nuclear Power Co Ltd 138
16,200 China Northern Rare Earth Group High-Tech Co Ltd 38
648,000 China Oilfield Services Ltd 621
808,435 China Overseas Land & Investment Ltd 1,399
98,600 (b) China Pacific Insurance Group Co Ltd - A 377
616,000 China Pacific Insurance Group Co Ltd - H 1,499
413,000 China Power International Development Ltd 214
102,500 China Railway Group Ltd - A 92
353,000 China Railway Group Ltd - H 195
59,748 China Railway Signal & Communication Corp Ltd 49
17,300 China Rare Earth Resources And Technology Co Ltd 60
138,000 China Resources Beer Holdings Company Ltd 464
82,300 China Resources Gas Group Ltd 288

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
734,836 China Resources Land Ltd $ 2,503
5,871 China Resources Microelectronics Ltd 30
169,000 (d) China Resources Mixc Lifestyle Services Ltd 559
175,500 (d) China Resources Pharmaceutical Group Ltd 130
162,000 China Resources Power Holdings Co 496
6,110 China Resources Sanjiu Medical & Pharmaceutical Co Ltd 36
1,432,000 (a),(b) China Ruyi Holdings Ltd 384
114,000 China Shenhua Energy Co Ltd - A 696
793,000 China Shenhua Energy Co Ltd - H 3,655
126,000 (a) China Shipping Development Co Ltd 163
46,700 (b) China Southern Airlines Co Ltd (Class A) 38
224,800 China State Construction Engineering Corp Ltd 164
162,000 China State Construction International Holdings Ltd 220
437,100 China Three Gorges Renewables Group Co Ltd 262
29,000 (a),(d) China Tourism Group Duty Free Corp Ltd 177
22,425 China Tourism Group Duty Free Corp Ltd 192
4,094,000 (d) China Tower Corp Ltd 529
522,400 (a) China Vanke Co Ltd 311
116,800 China Vanke Co Ltd (Class A) 111
80,500 China XD Electric Co Ltd 89
129,300 China Yangtze Power Co Ltd 515
2,600 China Zhenhua Group Science & Technology Co Ltd 15
67,540 China Zheshang Bank Co Ltd 26
5,000 Chongqing Brewery Co Ltd 42
17,154 Chongqing Changan Automobile Co Ltd 32
231,700 Chongqing Rural Commercial Bank Co Ltd 160
10,950 (b) Chongqing Zhifei Biological Products Co Ltd 42
508,600 Chow Tai Fook Jewellery Group Ltd 551
540,000 Citic Pacific Ltd 491
33,300 Citic Pacific Special Steel Group Co Ltd 62
156,774 CITIC Securities Co Ltd 230
64,870 CITIC Securities Co Ltd (Class A) 162
4,420 CNGR Advanced Material Co Ltd 19
305,000 CNOOC Energy Technology & Services Ltd 173
135,800 CNPC Capital Co Ltd 103
111,162 Contemporary Amperex Technology Co Ltd 2,754
147,500 COSCO SHIPPING Development Co Ltd 52
83,800 COSCO SHIPPING Energy Transportation Co Ltd 180
173,160 COSCO SHIPPING Holdings Co Ltd - A 369
641,650 COSCO SHIPPING Holdings Co Ltd - H 1,120
2,908,000 (a),(e) Country Garden Holdings Co Ltd 135
18,800 CSC Financial Co Ltd 50
7,680 CSPC Innovation Pharmaceutical Co Ltd 27
700,880 CSPC Pharmaceutical Group Ltd 558
21,700 (b) CSSC Science & Technology Co Ltd 40
93,600 Daqin Railway Co Ltd 92
14,049 DaShenLin Pharmaceutical Group Co Ltd 28
209,600 Datang International Power Generation Co Ltd 87
91,200 Dong-E-E-Jiao Co Ltd 786
39,000 Dongfang Electric Corp Ltd 99
11,300 Dongxing Securities Co Ltd 12
79,006 East Money Information Co Ltd 115
4,500 Eastroc Beverage Group Co Ltd 133
5,000 Ecovacs Robotics Co Ltd 32
1,800 Empyrean Technology Co Ltd 19
66,700 ENN Energy Holdings Ltd 549
35,900 ENN Natural Gas Co Ltd 103
3,600 (b) Eoptolink Technology, Inc Ltd 52
8,770 Eve Energy Co Ltd 48
21,000 Everbright Securities Co Ltd 42
30,895 (b) Everdisplay Optronics Shanghai Co Ltd 8
72,000 Far East Horizon Ltd 47

CREF Global Equities Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
24,200 FAW Jiefang Group Co Ltd $ 26
25,700 First Capital Securities Co Ltd 18
8,600 Flat Glass Group Co Ltd 24
34,000 (a) Flat Glass Group Co Ltd 50
89,100 Focus Media Information Technology Co Ltd 74
55,422 Foshan Haitian Flavouring & Food Co Ltd 262
695,500 Fosun International 373
38,800 Founder Securities Co Ltd 41
66,500 Foxconn Industrial Internet Co Ltd 247
2,700 Fu Jian Anjoy Foods Co Ltd 28
22,700 Fuyao Glass Industry Group Co Ltd - A 150
143,800 (d) Fuyao Glass Industry Group Co Ltd - H 833
4,305 GalaxyCore, Inc 7
31,200 (a),(d) Ganfeng Lithium Group Co Ltd 61
7,920 Ganfeng Lithium Group Co Ltd 31
1,805,000 (b) GCL Technology Holdings Ltd 267
90,000 GD Power Development Co Ltd 74
196,000 (a),(b) GDS Holdings Ltd (ADR) 1,821
1,358,000 Geely Automobile Holdings Ltd 1,527
67,800 GEM Co Ltd 59
92,000 (a),(b) Genscript Biotech Corp 98
90,600 GF Securities Co Ltd 75
31,000 GF Securities Co Ltd (Class A) 52
69,800 (d) Giant Biogene Holding Co ltd 408
3,312 GigaDevice Semiconductor, Inc 43
3,900 Ginlong Technologies Co Ltd 22
16,600 GoerTek, Inc 44
8,555 Gongniu Group Co Ltd 91
1,663 GoodWe Technologies Co Ltd 13
6,800 Gotion High-tech Co Ltd 18
529,500 (a) Great Wall Motor Co Ltd 815
27,800 Great Wall Motor Co Ltd 97
14,200 Gree Electric Appliances, Inc of Zhuhai 77
19,700 GRG Banking Equipment Co Ltd 28
21,000 Guangdong Haid Group Co Ltd 136
45,900 Guangdong HEC Technology Holding Co Ltd 44
252,000 Guangdong Investments Ltd 147
295,900 Guanghui Energy Co Ltd 272
59,400 Guangzhou Automobile Group Co Ltd 63
960,000 Guangzhou Automobile Group Co Ltd - H 339
39,400 Guangzhou Baiyun International Airport Co Ltd 51
10,500 Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd 42
9,600 Guangzhou Haige Communications Group, Inc Co 14
1,800 Guangzhou Kingmed Diagnostics Group Co Ltd 7
2,095 Guangzhou Shiyuan Electronic Technology Co Ltd 8
21,800 Guangzhou Tinci Materials Technology Co Ltd 53
13,486 Guangzhou Yuexiu Capital Holdings Group Co Ltd 9
12,200 Guolian Securities Co Ltd 16
28,300 Guosen Securities Co Ltd 34
41,000 Guotai Junan Securities Co Ltd 76
25,790 Guoyuan Securities Co Ltd 21
389,000 (d) Haidilao International Holding Ltd 699
208,800 Haier Smart Home Co Ltd 696
30,300 Haier Smart Home Co Ltd 118
255,800 (b) Hainan Airlines Holding Co Ltd 36
145,500 (b) Hainan Airport Infrastructure Co Ltd 63
156,000 Haitian International Holdings Ltd 441
263,600 Haitong Securities Co Ltd 122
53,100 Haitong Securities Co Ltd (Class A) 62
13,100 Hang Zhou Great Star Industrial Co Ltd 44
9,305 Hangzhou First Applied Material Co Ltd 19
12,900 Hangzhou Oxygen Plant Group Co Ltd 39

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
7,930 Hangzhou Robam Appliances Co Ltd $ 24
6,900 Hangzhou Silan Microelectronics Co Ltd 17
1,800 Hangzhou Tigermed Consulting Co Ltd - A 12
100,000 (d) Hansoh Pharmaceutical Group Co Ltd 209
8,800 Haohua Chemical Science & Technology Co Ltd 35
22,500 Hebei Yangyuan Zhihui Beverage Co Ltd 66
24,100 Heilongjiang Agriculture Co Ltd 41
46,600 Henan Shenhuo Coal & Power Co Ltd 129
41,000 Henan Shuanghui Investment & Development Co Ltd 134
169,000 Hengan International Group Co Ltd 515
7,900 Hengdian Group DMEGC Magnetics Co Ltd 14
99,280 Hengli Petrochemical Co Ltd 190
11,400 Hengtong Optic-electric Co Ltd 25
49,430 Hengyi Petrochemical Co Ltd 48
209,900 Hesteel Co Ltd 56
15,500 (b) Hisense Home Appliances Group Co Ltd 69
87,000 Hisense Kelon Electrical Holdings Co Ltd 286
21,000 Hisense Visual Technology Co Ltd 71
2,800 Hithink RoyalFlush Information Network Co Ltd 40
88,000 HLA Corp Ltd 112
2,360 Hongfa Technology Co Ltd 9
13,333 (b) Horizon Construction Development Ltd 3
9,500 (b) Hoshine Silicon Industry Co Ltd 61
47,000 (d) Hua Hong Semiconductor Ltd 132
41,700 Huadian Power International Corp Ltd (Class A) 40
9,740 Huadong Medicine Co Ltd 37
52,800 (b) Huafon Chemical Co Ltd 52
7,000 Huagong Tech Co Ltd 29
63,700 Huaibei Mining Holdings Co Ltd 147
9,360 Hualan Biological Engineering, Inc 20
44,300 Huaneng Power International, Inc - A 59
374,000 Huaneng Power International, Inc - H 276
116,200 (d) Huatai Securities Co Ltd 128
15,500 Huatai Securities Co Ltd (Class A) 26
49,500 Huaxia Bank Co Ltd 44
37,700 Huayu Automotive Systems Co Ltd 85
16,983 Huazhu Group Ltd (ADR) 566
4,700 Hubei Jumpcan Pharmaceutical Co Ltd 20
5,800 Huizhou Desay Sv Automotive Co Ltd 69
9,500 Humanwell Healthcare Group Co Ltd 22
83,600 Hunan Valin Steel Co Ltd 51
8,412 Hundsun Technologies, Inc 20
704 (b) Hwatsing Technology Co Ltd 18
27,400 (a),(b),(d) Hygeia Healthcare Holdings Co Ltd 99
11,443 Hygon Information Technology Co Ltd 110
23,431 (b) iClick Interactive Asia Group Ltd (ADR) 30
12,800 Iflytek Co Ltd 75
1,260 Imeik Technology Development Co Ltd 30
329,900 Industrial & Commercial Bank of China Ltd - A 259
14,479,000 Industrial & Commercial Bank of China Ltd - H 8,606
105,200 (b) Industrial Bank Co Ltd 255
40,790 Industrial Securities Co Ltd 28
2,700 Ingenic Semiconductor Co Ltd 21
228,300 Inner Mongolia BaoTou Steel Union Co Ltd 44
57,600 Inner Mongolia Dian Tou Energy Corp Ltd 167
137,200 Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd 70
87,300 Inner Mongolia Yili Industrial Group Co Ltd 310
299,200 Inner Mongolia Yitai Coal Co 537
56,900 Inner Mongolia Yuan Xing Energy Co Ltd 54
375,000 (b),(d) Innovent Biologics, Inc 1,765
8,800 Inspur Electronic Information Industry Co Ltd 44
37,153 (b) iQIYI, Inc (ADR) 136

CREF Global Equities Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
14,250 Isoftstone Information Technology Group Co Ltd $ 69
42,300 JA Solar Technology Co Ltd 65
4,810 Jason Furniture Hangzhou Co Ltd 21
12,700 (b) JCHX Mining Management Co Ltd 88
92,550 (b),(d) JD Health International, Inc 251
508,500 (b),(d) JD Logistics, Inc 544
1,963,055 JD.com, Inc 25,495
163,889 JD.com, Inc (ADR) 4,235
73,400 Jiangsu Eastern Shenghong Co Ltd 80
134,000 (b) Jiangsu Express 143
16,804 Jiangsu Hengli Hydraulic Co Ltd 108
32,882 (b) Jiangsu Hengrui Pharmaceuticals Co Ltd 174
16,400 Jiangsu King's Luck Brewery JSC Ltd 104
5,500 Jiangsu Nhwa Pharmaceutical Co Ltd 18
2,550 Jiangsu Pacific Quartz Co Ltd 10
35,900 Jiangsu Phoenix Publishing & Media Corp Ltd 54
17,700 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 196
3,900 Jiangsu Yangnong Chemical Co Ltd 30
6,400 Jiangsu Yoke Technology Co Ltd 55
5,200 Jiangsu Yuyue Medical Equipment & Supply Co Ltd 27
47,500 Jiangsu Zhongtian Technology Co Ltd 103
97,000 Jiangxi Copper Co Ltd 193
11,158 Jiangxi Copper Co Ltd (Class A) 36
57,600 Jinduicheng Molybdenum Co Ltd 82
31,018 Jinko Solar Co Ltd 30
1,000 JiuGui Liquor Co Ltd 6
188,600 Jizhong Energy Resources Co Ltd 174
8,900 Joincare Pharmaceutical Group Industry Co Ltd 14
21,257 Jointown Pharmaceutical Group Co Ltd 14
6,900 Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd 22
11,700 Juneyao Airlines Co Ltd 18
59,100 Kanzhun Ltd (ADR) 1,112
54,800 KE Holdings, Inc (ADR) 775
229,000 (b) Kingdee International Software Group Co Ltd 214
35,900 Kingnet Network Co Ltd 47
79,600 Kingsoft Corp Ltd 229
492,900 (b),(d) Kuaishou Technology 2,893
35,200 (b) Kuang-Chi Technologies Co Ltd 84
6,500 Kunlun Tech Co Ltd 29
16,097 Kweichow Moutai Co Ltd 3,243
33,700 LB Group Co Ltd 86
680,000 Lenovo Group Ltd 954
22,700 Lens Technology Co Ltd 57
1,300 Lepu Medical Technology Beijing Co Ltd 3
273,200 (b) Li Auto, Inc 2,447
192,500 Li Ning Co Ltd 415
114,600 Liaoning Port Co Ltd 19
23,300 Lingyi iTech Guangdong Co 23
2,100 Livzon Pharmaceutical Group, Inc 11
461,000 (a),(d) Longfor Group Holdings Ltd 630
40,213 LONGi Green Energy Technology Co Ltd 77
92,109 (b) Luxshare Precision Industry Co Ltd 497
19,700 Luzhou Laojiao Co Ltd 388
25,790 Mango Excellent Media Co Ltd 74
2,172 Maxscend Microelectronics Co Ltd 23
72,500 Meihua Holdings Group Co Ltd 100
1,343,090 (b),(d) Meituan 19,091
85,700 Metallurgical Corp of China Ltd 37
4,721 MGI Tech Co Ltd 31
47,800 Midea Group Co Ltd 424
83,400 MINISO Group Holding Ltd 397
780,000 (a),(b) MMG Ltd 298

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
4,822 Montage Technology Co Ltd $ 38
73,444 Muyuan Foods Co Ltd 440
91,000 Nanjing Iron & Steel Co Ltd 62
18,200 Nanjing Securities Co Ltd 19
114,452 NARI Technology Co Ltd 392
13,128 (b) National Silicon Industry Group Co Ltd 25
2,500 NAURA Technology Group Co Ltd 110
710,695 NetEase, Inc 13,571
30,800 New China Life Insurance Co Ltd - A 127
251,000 New China Life insurance Co Ltd - H 478
50,700 (b) New Hope Liuhe Co Ltd 64
327,040 (b) New Oriental Education & Technology Group, Inc 2,514
7,500 Ninestar Corp 27
6,804 Ningbo Deye Technology Co Ltd 70
8,100 Ningbo Joyson Electronic Corp 16
8,800 Ningbo Orient Wires & Cables Co Ltd 59
23,200 Ningbo Sanxing Medical Electric Co Ltd 112
14,000 Ningbo Shanshan Co Ltd 16
12,300 Ningbo Tuopu Group Co Ltd 90
106,000 Ningxia Baofeng Energy Group Co Ltd 253
298,030 (a),(b) NIO, Inc (ADR) 1,240
466,800 (a),(d) Nongfu Spring Co Ltd 2,217
197,100 Offshore Oil Engineering Co Ltd 160
20,900 (b) OFILM Group Co Ltd 22
5,840 Oppein Home Group, Inc 43
46,728 Orient Securities Co Ltd 49
61,700 Oriental Pearl Group Co Ltd 52
119,700 (b) Pangang Group Vanadium Titanium & Resources Co Ltd 41
278,645 (b) PDD Holdings, Inc (ADR) 37,046
18,400 People.cn Co Ltd 50
2,569,000 People's Insurance Co Group of China Ltd 880
206,300 People's Insurance Co Group of China Ltd (Class A) 146
7,425 Pharmaron Beijing Co Ltd - A 19
1,628,000 (b) PICC Property & Casualty Co Ltd 2,018
94,200 Ping An Bank Co Ltd 131
1,497,703 Ping An Insurance Group Co of China Ltd 6,785
147,900 Ping An Insurance Group Co of China Ltd (Class A) 840
90,400 Pingdingshan Tianan Coal Mining Co Ltd 139
1,360 Piotech, Inc 22
151,500 (b) Poly Developments and Holdings Group Co Ltd 182
107,200 (d) Pop Mart International Group Ltd 523
161,100 Postal Savings Bank of China Co Ltd - A 112
694,000 (d) Postal Savings Bank of China Co Ltd - H 406
73,900 Power Construction Corp of China Ltd 57
76,400 (b) Qinghai Salt Lake Industry Co Ltd 183
20,100 Range Intelligent Computing Technology Group Co Ltd 66
1,600 Rockchip Electronics Co Ltd 13
126,850 Rongsheng Petrochemical Co Ltd 168
116,600 SAIC Motor Corp Ltd 222
31,700 Sailun Group Co Ltd 61
25,400 Sanan Optoelectronics Co Ltd 41
2,500 Sangfor Technologies, Inc 17
112,100 Sany Heavy Industry Co Ltd 254
45,573 Satellite Chemical Co Ltd 113
28,600 (b) SDIC Capital Co Ltd 22
44,200 SDIC Power Holdings Co Ltd 111
6,200 Seazen Holdings Co Ltd 8
20,100 (b) Seres Group Co Ltd 251
26,600 SF Holding Co Ltd 130
2,437 SG Micro Corp 28
169,300 Shaanxi Coal Industry Co Ltd 600
109,700 (b) Shan XI Hua Yang Group New Energy Co Ltd 150

CREF Global Equities Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
17,320 Shandong Gold Mining Co Ltd - A $ 65
67,250 (d) Shandong Gold Mining Co Ltd - H 134
12,000 (b) Shandong Himile Mechanical Science & Technology Co Ltd 63
43,450 Shandong Hualu Hengsheng Chemical Co Ltd 159
11,800 Shandong Linglong Tyre Co Ltd 30
57,200 Shandong Nanshan Aluminum Co Ltd 30
43,600 Shandong Sun Paper Industry JSC Ltd 84
198,400 Shandong Weigao Group Medical Polymer Co Ltd 95
7,840 (b) Shanghai Aiko Solar Energy Co Ltd 10
208,013 Shanghai Baosight Software Co Ltd 336
8,298 Shanghai Baosight Software Co Ltd 36
51,300 Shanghai Construction Group Co Ltd 15
238,600 Shanghai Electric Group Co Ltd 121
15,300 Shanghai Electric Power Co Ltd 21
8,500 Shanghai Fosun Pharmaceutical Group Co Ltd - A 26
638 Shanghai Friendess Electronic Technology Corp Ltd 16
13,100 Shanghai International Airport Co Ltd 58
22,500 Shanghai International Port Group Co Ltd 18
9,400 (b) Shanghai Jinjiang International Hotels Development Co Ltd 30
1,880 (b) Shanghai Lingang Holdings Corp Ltd 2
9,700 Shanghai M&G Stationery, Inc 42
6,100 Shanghai Moons' Electric Co Ltd 34
16,300 Shanghai Pharmaceuticals Holding Co Ltd - A 43
69,600 Shanghai Pharmaceuticals Holding Co Ltd - H 105
139,700 Shanghai Pudong Development Bank Co Ltd 158
21,136 Shanghai Putailai New Energy Technology Co Ltd 41
21,200 Shanghai RAAS Blood Products Co Ltd 23
150,300 Shanghai Rural Commercial Bank Co Ltd 139
3,921 Shanghai United Imaging Healthcare Co Ltd 59
54,600 Shanghai Yuyuan Tourist Mart Group Co Ltd 39
21,500 Shanghai Zhangjiang High-Tech Park Development Co Ltd 54
36,000 Shanxi Coal International Energy Group Co Ltd 72
73,579 Shanxi Lu'an Environmental Energy Development Co Ltd 184
28,000 (b) Shanxi Meijin Energy Co Ltd 18
74,700 Shanxi Taigang Stainless Steel Co Ltd 35
16,380 (b) Shanxi Xinghuacun Fen Wine Factory Co Ltd 474
131,670 (b) Shanxi Xishan Coal & Electricity Power Co Ltd 187
3,500 Shede Spirits Co Ltd 27
46,300 Shenergy Co Ltd 56
9,700 Shengyi Technology Co Ltd 28
1,280 Shennan Circuits Co Ltd 19
116,200 Shenwan Hongyuan Group Co Ltd 69
9,280 Shenzhen Capchem Technology Co Ltd 36
28,300 Shenzhen Energy Group Co Ltd 28
2,700 Shenzhen Goodix Technology Co Ltd 25
17,100 Shenzhen Inovance Technology Co Ltd 121
11,260 Shenzhen Investment Holdings Bay Area Development Co Ltd 3
4,640 Shenzhen Kangtai Biological Products Co Ltd 10
2,900 Shenzhen Kedali Industry Co Ltd 30
6,200 Shenzhen Mindray Bio-Medical Electronics Co Ltd 248
3,200 Shenzhen New Industries Biomedical Engineering Co Ltd 30
6,000 Shenzhen Salubris Pharmaceuticals Co Ltd 22
5,873 Shenzhen Transsion Holdings Co Ltd 62
8,500 Shenzhen YUTO Packaging Technology Co Ltd 30
181,900 Shenzhou International Group Holdings Ltd 1,777
8,380 Shijiazhuang Yiling Pharmaceutical Co Ltd 18
77,900 Sichuan Changhong Electric Co Ltd 48
23,700 Sichuan Chuantou Energy Co Ltd 61
94,400 (b) Sichuan Hebang Biotechnology Co Ltd 21
153,500 Sichuan Kelun Pharmaceutical Co Ltd 640
107,100 (b) Sichuan Road and Bridge Group Co Ltd 116
5,100 Sichuan Swellfun Co Ltd 26

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
12,100 Sieyuan Electric Co Ltd $ 111
27,000 Silergy Corp 383
18,700 (b) Sinolink Securities Co Ltd 19
46,300 Sinoma International Engineering Co 77
21,400 Sinoma Science & Technology Co Ltd 38
9,668 Sinomine Resource Group Co Ltd 36
118,800 Sinopharm Group Co Ltd 316
168,500 Sinotruk Hong Kong Ltd 437
422,000 (a),(d) Smoore International Holdings Ltd 511
14,600 Songcheng Performance Development Co Ltd 16
28,262 SooChow Securities Co Ltd 23
29,700 Southwest Securities Co Ltd 15
4,500 Spring Airlines Co Ltd 35
1,260 StarPower Semiconductor Ltd 15
27,440 Sungrow Power Supply Co Ltd 234
58,700 Sunny Optical Technology Group Co Ltd 361
6,850 (b) Sunresin New Materials Co Ltd 39
12,100 Sunwoda Electronic Co Ltd 25
7,800 Suzhou Dongshan Precision Manufacturing Co Ltd 22
3,224 Suzhou Maxwell Technologies Co Ltd 53
3,220 Suzhou TFC Optical Communication Co Ltd 39
96,142 (b) TAL Education Group (ADR) 1,026
92,660 TBEA Co Ltd 177
262,510 TCL Technology Group Corp 156
18,375 (b) TCL Zhonghuan Renewable Energy Technology Co Ltd 22
2,141,400 Tencent Holdings Ltd 101,589
1,151,406 Tencent Music Entertainment Group (ADR) 16,177
1,700 Thunder Software Technology Co Ltd 11
106,700 Tian Di Science & Technology Co Ltd 101
48,200 Tianfeng Securities Co Ltd 14
71,700 Tianqi Lithium Corp 294
51,600 Tianshan Aluminum Group Co Ltd 57
23,400 Tianshui Huatian Technology Co Ltd 26
490,000 Tingyi Cayman Islands Holding Corp 590
102,000 Tongcheng Travel Holdings Ltd 202
6,900 TongFu Microelectronics Co Ltd 21
20,800 Tongkun Group Co Ltd 46
223,200 Tongling Nonferrous Metals Group Co Ltd 111
60,700 Tongwei Co Ltd 159
502,000 (d) Topsports International Holdings Ltd 267
245,000 Travelsky Technology Ltd 286
9,731 Trina Solar Co Ltd 23
114,750 (b) Trip.com Group Ltd 5,431
152,000 (b) Tsingtao Brewery Co Ltd 1,011
9,800 Tsingtao Brewery Co Ltd (Class A) 98
4,099 Unigroup Guoxin Microelectronics Co Ltd 30
15,200 Unisplendour Corp Ltd 46
5,000 Universal Scientific Industrial Shanghai Co Ltd 11
1,383 (b) Verisilicon Microelectronics Shanghai Co Ltd 5
78,265 Vipshop Holdings Ltd (ADR) 1,019
5,800 Walvax Biotechnology Co Ltd 9
31,900 (b) Wanda Film Holding Co Ltd 53
44,700 Wanhua Chemical Group Co Ltd 496
1,126,000 Want Want China Holdings Ltd 681
171,000 Weichai Power Co Ltd 326
41,500 Weichai Power Co Ltd (Class A) 93
9,580 (b) Weihai Guangwei Composites Co Ltd 33
94,875 Wens Foodstuffs Group Co Ltd 259
16,000 Western Mining Co Ltd 39
26,400 Western Securities Co Ltd 22
7,014 (b) Western Superconducting Technologies Co Ltd 37
201,284 Will Semiconductor Co Ltd 2,748

CREF Global Equities Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
6,700 Wingtech Technology Co Ltd $ 26
627,100 (b) Wintime Energy Group Co Ltd 102
114,100 Wuchan Zhongda Group Co Ltd 68
14,574 Wuhan Guide Infrared Co Ltd 12
19,400 (b) Wuliangye Yibin Co Ltd 341
8,410 WUS Printed Circuit Kunshan Co Ltd 42
13,016 WuXi AppTec Co Ltd - A 70
30,185 (d) WuXi AppTec Co Ltd - H 113
1,656,000 (b),(d) Wuxi Biologics Cayman, Inc 2,437
159,600 (b) XCMG Construction Machinery Co Ltd 157
48,700 Xiamen C & D, Inc 60
1,200 Xiamen Faratronic Co Ltd 13
26,600 Xiamen Tungsten Co Ltd 63
1,558,000 (b),(d) Xiaomi Corp 3,275
7,856 Xinjiang Daqo New Energy Co Ltd 22
53,800 Xinjiang Goldwind Science & Technology Co Ltd - A 50
404,863 Xinyi Solar Holdings Ltd 203
269,100 (a),(b) XPeng, Inc 993
284,000 (d) Yadea Group Holdings Ltd 357
51,800 Yantai Jereh Oilfield Services Group Co Ltd 250
717,600 (a) Yanzhou Coal Mining Co Ltd 1,024
79,250 Yanzhou Coal Mining Co Ltd (Class A) 248
6,370 Yealink Network Technology Corp Ltd 32
15,088 Yifeng Pharmacy Chain Co Ltd 51
18,500 Yihai Kerry Arawana Holdings Co Ltd 70
36,820 Yintai Gold Co Ltd 82
6,890 YongXing Special Materials Technology Co Ltd 34
17,959 Yonyou Network Technology Co Ltd 25
22,100 Youngor Group Co Ltd 22
16,800 YTO Express Group Co Ltd 36
32,921 Yum China Holdings, Inc 1,015
17,180 Yunda Holding Co Ltd 18
19,100 Yunnan Aluminium Co Ltd 35
8,900 Yunnan Baiyao Group Co Ltd 63
4,200 Yunnan Botanee Bio-Technology Group Co Ltd 28
114,300 Yunnan Chihong Zinc&Germanium Co Ltd 84
8,400 Yunnan Energy New Material Co Ltd 37
34,100 Yunnan Tin Co Ltd 73
49,200 Yunnan Yuntianhua Co Ltd 131
131,100 (a),(b) Zai Lab Ltd 223
30,800 Zangge Mining Co Ltd 102
2,800 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 80
129,500 Zhaojin Mining Industry Co Ltd 217
98,220 (b) Zhejiang Century Huatong Group Co Ltd 46
44,100 Zhejiang China Commodities City Group Co Ltd 45
23,700 Zhejiang Chint Electrics Co Ltd 62
19,900 Zhejiang Dahua Technology Co Ltd 42
6,460 Zhejiang Dingli Machinery Co Ltd 54
179,880 Zhejiang Expressway Co Ltd 121
9,350 Zhejiang Huahai Pharmaceutical Co Ltd 22
7,093 Zhejiang Huayou Cobalt Co Ltd 22
6,400 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 25
39,200 Zhejiang Juhua Co Ltd 130
114,600 (a),(b),(d) Zhejiang Leapmotor Technologies Ltd 392
55,900 Zhejiang Longsheng Group Co Ltd 66
16,304 Zhejiang NHU Co Ltd 43
24,800 Zhejiang Sanhua Intelligent Controls Co Ltd 65
2,937 Zhejiang Supcon Technology Co Ltd 15
5,600 Zhejiang Supor Co Ltd 39
35,400 Zhejiang Wanfeng Auto Wheel Co Ltd 65
18,590 Zhejiang Weiming Environment Protection Co Ltd 53
19,800 Zhejiang Weixing New Building Materials Co Ltd 42

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
208,600 Zhejiang Zheneng Electric Power Co Ltd $ 204
45,500 Zhengzhou Yutong Bus Co Ltd 162
18,500 Zheshang Securities Co Ltd 27
16,380 Zhongji Innolight Co Ltd 307
35,600 Zhongjin Gold Corp Ltd 72
203,000 Zhongsheng Group Holdings Ltd 297
49,700 Zhongtai Securities Co Ltd 39
9,447 Zhuzhou CRRC Times Electric Co Ltd 64
121,100 (b) Zhuzhou CSR Times Electric Co Ltd 477
1,404,000 Zijin Mining Group Co Ltd 2,958
605,150 Zijin Mining Group Co Ltd (Class A) 1,456
93,300 Zoomlion Heavy Industry Science and Technology Co Ltd - A 99
22,200 (b) ZTE Corp 85
62,200 (b) ZTE Corp (Class H) 137
35,346 ZTO Express Cayman, Inc (ADR) 733
TOTAL CHINA 521,290
COLOMBIA - 0.0%
20,180 BanColombia S.A. 172
39,744 BanColombia S.A. (Preference) 326
105,813 Interconexion Electrica S.A. ESP 464
TOTAL COLOMBIA 962
CZECH REPUBLIC - 0.0%
37,082 CEZ AS 1,395
5,945 Komercni Banka AS 199
15,414 (d) Moneta Money Bank AS 67
TOTAL CZECH REPUBLIC 1,661
DENMARK - 1.6%
109,774 Carlsberg AS (Class B) 13,179
587,623 Danske Bank AS 17,526
894,750 GN Store Nord 24,927
2,370,318 Novo Nordisk A.S. 339,156
39,405 Orsted AS 2,093
494,203 (b) Zealand Pharma AS 63,172
TOTAL DENMARK 460,053
EGYPT - 0.0%
189,952 Commercial International Bank 306
353,767 Eastern Tobacco 134
211,573 Talaat Moustafa Group 251
TOTAL EGYPT 691
FINLAND - 0.2%
395,356 Mandatum Holding Oy 1,765
791,178 Nordea Bank AB publ 9,432
1,503,673 Nordea Bank AB publ 17,925
395,356 Sampo Oyj 17,049
TOTAL FINLAND 46,171
FRANCE - 1.7%
891,894 Airbus SE 122,409
45,956 Arkema 4,005
677,999 BNP Paribas S.A. 43,359
433,778 Cie Generale des Etablissements Michelin S.C.A 16,766
281,170 Danone 17,222
173,357 Essilor International S.A. 37,252
8,474 Gecina S.A. 782
11,403 (a) ICADE 282
122,040 Kering 44,391
149,359 L'Oreal S.A. 65,743

CREF Global Equities Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
88,181 LVMH Moet Hennessy Louis Vuitton S.A. $ 67,705
354,073 Orange S. A. 3,551
9,112 Pernod-Ricard S.A. 1,243
218,899 Safran S.A. 46,135
261,967 Total S.A. 17,540
524,147 Veolia Environnement 15,700
TOTAL FRANCE 504,085
GERMANY - 1.7%
48,344 Allianz AG. 13,427
635,826 Aroundtown S.A. 1,336
343,385 BASF SE 16,600
303,278 Beiersdorf AG. 44,390
686,191 (b) Borussia Dortmund GmbH & Co KGaA 2,620
239,069 Brenntag SE 16,128
40,008 (d) Covestro AG. 2,345
105,213 Deutsche Boerse AG. 21,505
680,780 Deutsche Telekom AG. 17,112
379,772 Dr ING hc F Porsche AG. 28,252
370,165 E.ON AG. 4,865
490,726 HeidelbergCement AG. 50,728
2,509,542 Infineon Technologies AG. 92,101
14,832 LEG Immobilien SE 1,212
1,015 OSRAM Licht AG. 54
2,051,555 RWE AG. 70,379
594,575 Siemens AG. 110,666
150,586 Vonovia SE 4,285
TOTAL GERMANY 498,005
GREECE - 0.0%
176,388 (b) Alpha Services and Holdings S.A. 287
221,030 (b) Eurobank Ergasias Services and Holdings S.A. 479
5,760 (b),(e) FF Group 0 ^
39,393 Hellenic Telecommunications Organization S.A. 566
24,558 JUMBO S.A. 707
16,712 Motor Oil Hellas Corinth Refineries S.A. 419
11,881 Mytilineos Holdings S.A. 444
66,203 (b) National Bank of Greece S.A. 552
39,032 OPAP S.A. 612
87,925 (b) Piraeus Financial Holdings S.A. 320
43,787 (b) Public Power Corp 527
TOTAL GREECE 4,913
HONG KONG - 0.2%
2,510,500 AIA Group Ltd 16,985
286,600 ASM Pacific Technology 3,969
129,000 Bank of East Asia Ltd 164
216,000 (a) Cathay Pacific Airways Ltd 221
107,230 CK Infrastructure Holdings Ltd 606
333,000 CLP Holdings Ltd 2,693
845,000 (a) Hang Lung Properties Ltd 719
169,500 Hang Seng Bank Ltd 2,179
315,000 Henderson Land Development Co Ltd 845
2,115,806 Hong Kong & China Gas Ltd 1,608
246,712 Hong Kong Electric Holdings Ltd 1,333
262,182 Hong Kong Exchanges and Clearing Ltd 8,391
529,600 Hongkong Land Holdings Ltd 1,706
382,239 Link REIT 1,484
368,000 (a) New World Development Co Ltd 344
30,500 Orient Overseas International Ltd 496
601,605 Prudential plc 5,455
866,250 Sino Biopharmaceutical Ltd 296

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
320,500 Sun Hung Kai Properties Ltd $ 2,777
261,000 Wharf Real Estate Investment Co Ltd 692
TOTAL HONG KONG 52,963
HUNGARY - 0.0%
135,557 MOL Hungarian Oil & Gas plc 1,058
16,698 OTP Bank Rt 828
54,226 Richter Gedeon Rt 1,409
TOTAL HUNGARY 3,295
INDIA - 1.7%
12,046 ABB Ltd India 1,226
38,063 Adani Enterprises Ltd 1,448
69,233 (b) Adani Green Energy Ltd 1,481
115,741 Adani Ports & Special Economic Zone Ltd 2,049
170,107 (b) Adani Power Ltd 1,463
131,777 Ambuja Cements Ltd 1,057
36,218 APL Apollo Tubes Ltd 675
44,217 Apollo Hospitals Enterprise Ltd 3,274
321,342 Ashok Leyland Ltd 931
85,093 Asian Paints Ltd 2,971
29,477 Astral Ltd 840
30,187 (d) AU Small Finance Bank Ltd 243
21,109 Aurobindo Pharma Ltd 305
35,550 (b),(d) Avenue Supermarts Ltd 2,011
1,106,711 Axis Bank Ltd 16,772
15,227 Bajaj Auto Ltd 1,735
59,512 Bajaj Finance Ltd 5,072
31,427 Bajaj Finserv Ltd 598
5,567 Bajaj Holdings & Investment Ltd 569
16,494 Balkrishna Industries Ltd 637
64,295 (d) Bandhan Bank Ltd 157
87,407 Bank of Baroda 288
819,637 Bharat Electronics Ltd 3,000
55,411 Bharat Forge Ltd 1,109
240,265 Bharat Heavy Electricals Ltd 865
179,094 Bharat Petroleum Corp Ltd 653
179,094 Bharat Petroleum Corp Ltd 652
532,828 Bharti Airtel Ltd 9,219
1,645 (b) Bosch Ltd 672
24,374 (b) Britannia Industries Ltd 1,599
406,768 Canara Bank 581
51,080 CG Power & Industrial Solutions Ltd 431
33,887 Cholamandalam Investment and Finance Co Ltd 577
170,371 Cipla Ltd 3,020
377,433 Coal India Ltd 2,138
30,827 Colgate-Palmolive India Ltd 1,050
54,175 Container Corp Of India Ltd 676
31,305 Cummins India Ltd 1,487
115,208 Dabur India Ltd 829
19,839 Divi's Laboratories Ltd 1,092
169,711 DLF Ltd 1,675
36,853 Dr Reddy's Laboratories Ltd 2,827
29,924 Eicher Motors Ltd 1,676
536,999 GAIL India Ltd 1,411
537,100 (b) GMR Infrastructure Ltd 620
90,671 Godrej Consumer Products Ltd 1,493
26,173 (b) Godrej Properties Ltd 1,004
58,860 Grasim Industries Ltd 1,882
54,997 Havells India Ltd 1,201
79,543 HCL Technologies Ltd 1,389
8,202 (d) HDFC Asset Management Co Ltd 392

CREF Global Equities Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
636,860 HDFC Bank Ltd $ 12,861
478,314 HDFC Bank Ltd (ADR) 30,770
211,824 (d) HDFC Life Insurance Co Ltd 1,510
26,696 Hero Honda Motors Ltd 1,783
360,468 Hindalco Industries Ltd 2,988
45,933 Hindustan Aeronautics Ltd 2,897
68,152 Hindustan Lever Ltd 2,019
65,676 (b) Hindustan Petroleum Corp Ltd 262
131,351 Hindustan Petroleum Corp Ltd 522
1,202,110 ICICI Bank Ltd 17,302
47,716 (d) ICICI Lombard General Insurance Co Ltd 1,022
77,399 (d) ICICI Prudential Life Insurance Co Ltd 561
267,860 (b) IDFC First Bank Ltd 264
192,692 Indian Hotels Co Ltd 1,442
667,402 Indian Oil Corp Ltd 1,322
50,566 Indian Railway Catering & Tourism Corp Ltd 599
175,908 (b) Indus Towers Ltd 791
23,886 IndusInd Bank Ltd 419
15,086 Info Edge India Ltd 1,226
999,884 Infosys Technologies Ltd 18,764
37,775 (b),(d) InterGlobe Aviation Ltd 1,914
252,828 ITC Ltd 1,287
72,617 Jindal Stainless Ltd 715
29,560 Jindal Steel & Power Ltd 370
77,264 JSW Energy Ltd 680
188,686 JSW Steel Ltd 2,105
75,713 Jubilant Foodworks Ltd 511
90,916 Kotak Mahindra Bank Ltd 1,960
146,584 Larsen & Toubro Ltd 6,227
292,899 (d) LTIMindtree Ltd 18,869
19,566 Lupin Ltd 380
65,139 (d) Macrotech Developers Ltd 1,175
580,306 Mahindra & Mahindra Ltd 19,920
22,233 (b) Mankind Pharma Ltd 566
114,983 Marico Ltd 845
31,278 Maruti Suzuki India Ltd 4,510
172,296 Max Healthcare Institute Ltd 1,940
15,511 Mphasis Ltd 456
532 MRF Ltd 825
9,441 Muthoot Finance Ltd 203
75,665 Nestle India Ltd 2,313
698,140 (b) NHPC Ltd 842
219,037 NMDC Ltd 645
984,960 NTPC Ltd 4,467
1,188 Page Industries Ltd 556
63,549 (b) PB Fintech Ltd 1,065
21,924 Persistent Systems Ltd 1,113
182,410 Petronet LNG Ltd 721
21,716 Phoenix Mills Ltd 933
18,243 PI Industries Ltd 830
34,113 Pidilite Industries Ltd 1,291
437,260 (b) Piramal Pharma Ltd 822
12,039 (b) Polycab India Ltd 972
124,044 Power Finance Corp Ltd 720
1,058,047 Power Grid Corp of India Ltd 4,190
187,690 Punjab National Bank 277
111,102 REC Ltd 699
2,341,010 Reliance Industries Ltd 87,757
16,786,223 (b) Reliance Strategic Investments Ltd 71,902
585,760 Samvardhana Motherson International Ltd 1,334
22,113 SBI Cards & Payment Services Ltd 192
101,262 (d) SBI Life Insurance Co Ltd 1,810

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,964 Shree Cement Ltd $ 656
22,757 Shriram Finance Ltd 793
20,145 Siemens India Ltd 1,859
6,062 (b) Solar Industries India Ltd 727
85,461 (d) Sona Blw Precision Forgings Ltd 656
32,506 SRF Ltd 948
151,091 State Bank of India 1,535
325,745 Sun Pharmaceutical Industries Ltd 5,932
14,282 (b) Sundaram Finance Ltd 803
14,223 Supreme Industries Ltd 1,014
2,068,679 (b) Suzlon Energy Ltd 1,307
26,229 (b) Tata Communications Ltd 582
107,610 Tata Consultancy Services Ltd 5,027
128,377 Tata Consumer Products Ltd 1,686
2,744 Tata Elxsi Ltd 230
369,584 Tata Motors Ltd 4,379
326,363 (b) Tata Power Co Ltd 1,722
812,402 Tata Steel Ltd 1,691
44,122 Tech Mahindra Ltd 754
9,269 Thermax Ltd 595
74,523 Titan Co Ltd 3,037
52,397 Torrent Pharmaceuticals Ltd 1,752
37,952 Torrent Power Ltd 681
40,296 Trent Ltd 2,644
23,371 Tube Investments of India Ltd 1,192
52,293 TVS Motor Co Ltd 1,481
25,853 Ultra Tech Cement Ltd 3,612
124,807 Union Bank of India 204
64,662 United Spirits Ltd 988
106,754 UPL Ltd 730
102,519 Varun Beverages Ltd 1,999
123,610 Vedanta Ltd 672
110,718 Wipro Ltd 683
1,161,716 (b) Yes Bank Ltd 329
1,442,177 (b) Zomato Ltd 3,461
TOTAL INDIA 497,616
INDONESIA - 0.1%
3,817,000 Adaro Energy Indonesia Tbk PT 650
1,442,400 (b) Amman Mineral Internasional PT 968
1,680,400 Astra International Tbk PT 457
12,089,100 Bank Central Asia Tbk PT 7,315
1,180,000 Bank Negara Indonesia Persero Tbk PT 335
82,665,993 Bank Rakyat Indonesia 23,179
5,913,743 Barito Pacific Tbk PT 357
1,719,400 Chandra Asri Pacific Tbk PT 969
1,475,300 Charoen Pokphand Indonesia Tbk PT 457
191,672,600 (b) GoTo Gojek Tokopedia Tbk PT 583
485,000 Indah Kiat Pulp & Paper Tbk PT 263
447,500 Indofood CBP Sukses Makmur Tbk PT 281
1,641,400 Kalbe Farma Tbk PT 153
758,249 (b) Merdeka Copper Gold Tbk PT 110
553,000 PT Aneka Tambang Tbk 42
3,118,594 PT Bank Mandiri Persero Tbk 1,167
913,800 PT Indofood Sukses Makmur Tbk 339
1,547,900 PT Unilever Indonesia Tbk 285
133,500 PT United Tractors Tbk 179
4,248,900 Sumber Alfaria Trijaya Tbk PT 713
4,214,400 Telkom Indonesia Persero Tbk PT 801
TOTAL INDONESIA 39,603

CREF Global Equities Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
IRELAND - 0.2%
3,677,634 AIB Group plc $ 19,422
428,877 Keywords Studios plc 12,534
642,516 Smurfit Kappa Group plc 28,658
TOTAL IRELAND 60,614
ISRAEL - 0.0%
251,752 Bank Hapoalim Ltd 2,223
322,121 Bank Leumi Le-Israel 2,626
258,072 Israel Discount Bank Ltd 1,288
31,084 Mizrahi Tefahot Bank Ltd 1,054
TOTAL ISRAEL 7,191
ITALY - 0.7%
421,320 (a) Amplifon S.p.A. 14,982
4,715,684 (a) Davide Campari-Milano NV 44,647
9,070,731 Enel S.p.A. 62,940
59,133 Ferrari NV 24,132
636,048 Moncler S.p.A 39,018
1,858,781 PRADA S.p.A 13,850
TOTAL ITALY 199,569
JAPAN - 6.2%
88,400 Acom Co Ltd 225
366 Activia Properties, Inc 829
3,738,600 Advantest Corp 151,510
300 Aeon Mall Co Ltd 4
321,600 Aisin Seiki Co Ltd 10,506
10,008 All Nippon Airways Co Ltd 185
26,200 (a) Aozora Bank Ltd 429
596,300 Asahi Breweries Ltd 21,100
208,179 Asahi Kasei Corp 1,337
334,685 Central Japan Railway Co 7,255
37,900 Century Leasing System, Inc 356
117,500 Chiba Bank Ltd 1,053
152,400 Chubu Electric Power Co, Inc 1,800
227,900 Concordia Financial Group Ltd 1,350
214,700 Daifuku Co Ltd 4,032
239,100 Dai-ichi Life Holdings, Inc 6,403
2,914,191 Daiichi Sankyo Co Ltd 101,279
95,031 Daikin Industries Ltd 13,230
7,800 Daito Trust Construction Co Ltd 807
361 Daiwa House REIT Investment Corp 553
320,300 Daiwa Securities Group, Inc 2,459
60,600 Disco Corp 23,083
419,758 East Japan Railway Co 6,989
20,000 Fast Retailing Co Ltd 5,059
38,100 Fukuoka Financial Group, Inc 1,026
11,410,320 (b) Hitachi Ltd 256,918
156,700 (b) Hoya Corp 18,324
174,200 (a) Hulic Co Ltd 1,548
843 Hulic Reit, Inc 766
4,143,800 Infomart Corp 7,992
8 Invincible Investment Corp 3
464,700 (a) Itochu Corp 22,844
89,600 Japan Post Bank Co Ltd 851
349,300 Japan Post Holdings Co Ltd 3,472
49,800 Japan Post Insurance Co Ltd 969
4 Japan Retail Fund Investment Corp 2
144,000 Kansai Electric Power Co, Inc 2,418
321,300 KDDI Corp 8,512
295 Kenedix Realty Investment Corp 287

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
28,200 Kyoto Financial Group, Inc $ 504
205,700 Mebuki Financial Group, Inc 807
524,400 Mitsubishi Corp 10,309
759,000 Mitsubishi Electric Corp 12,163
411,473 Mitsubishi Estate Co Ltd 6,478
9,702,200 Mitsubishi UFJ Financial Group, Inc 104,706
89,200 Mitsubishi UFJ Lease & Finance Co Ltd 590
2,070,600 Mitsui & Co Ltd 47,223
25,950 Mitsui Fudosan Co Ltd 239
1,355 Mitsui Fudosan Logistics Park, Inc 3,659
295,800 Mitsui Sumitomo Insurance Group Holdings, Inc 6,604
534,800 Mizuho Financial Group, Inc 11,256
1,410,800 (a) MonotaRO Co Ltd 16,523
320 Mori Hills REIT Investment Corp 262
953,400 Murata Manufacturing Co Ltd 19,743
1,480,600 Nintendo Co Ltd 79,066
130,500 Nippon Paint Co Ltd 853
6,272,800 Nippon Telegraph & Telephone Corp 5,932
697,200 (b) Nomura Holdings, Inc 4,027
868 Nomura Real Estate Master Fund, Inc 771
128,811 Omron Corp 4,460
1,141,400 Oriental Land Co Ltd 31,895
291,100 ORIX Corp 6,452
586 Orix JREIT, Inc 581
113,000 Osaka Securities Exchange Co Ltd 2,650
193,900 Otsuka Holdings Co Ltd 8,192
1,889,500 Recruit Holdings Co Ltd 101,669
463,700 Resona Holdings, Inc 3,085
52,300 SBI Holdings, Inc 1,327
155,200 Sekisui House Ltd 3,449
2,055,300 Seven & I Holdings Co Ltd 25,116
130,700 Seven Bank Ltd 219
749,700 Shin-Etsu Chemical Co Ltd 29,150
92,400 Shizuoka Financial Group, Inc 893
24,300 SMC Corp 11,578
223,200 Sompo Holdings, Inc 4,782
1,580,865 Sony Corp 134,723
3,703 Star Asia Investment Corp 1,376
5,941,100 (a) Sumco Corp 85,943
88,001 (a) Sumitomo Heavy Industries Ltd 2,297
1,701,301 Sumitomo Mitsui Financial Group, Inc 114,200
149,800 Sumitomo Mitsui Trust Holdings, Inc 3,443
20 Sumitomo Realty & Development Co Ltd 1
119,100 T&D Holdings, Inc 2,080
19,682 Taiyo Nippon Sanso Corp 584
644,897 TechnoPro Holdings, Inc 10,563
419,600 Tokio Marine Holdings, Inc 15,768
302,900 (b) Tokyo Electric Power Co, Inc 1,631
115,500 Tokyo Electron Ltd 25,283
159,900 Tokyo Gas Co Ltd 3,442
282,800 (a) Tokyo Tatemono Co Ltd 4,500
238,301 Toray Industries, Inc 1,130
7,193,710 (b) Toyota Motor Corp 147,597
538 United Urban Investment Corp 478
TOTAL JAPAN 1,810,017
KOREA, REPUBLIC OF - 1.1%
13,264 (b) Alteogen, Inc 2,689
6,327 Amorepacific Corp 766
1,549 (b) Celltrion Pharm Inc 99
32,979 Celltrion, Inc 4,158
1,735 CJ CheilJedang Corp 484

CREF Global Equities Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,982 (b) CosmoAM&T Co Ltd $ 206
11,195 Coway Co Ltd 519
12,107 Daewoo International Corp 570
7,271 (b) Daewoo Shipbuilding & Marine Engineering Co Ltd 161
10,102 Dongbu Insurance Co Ltd 837
12,265 Doosan Bobcat, Inc 454
36,600 (b) Doosan Heavy Industries and Construction Co Ltd 532
6,587 Ecopro BM Co Ltd 869
21,725 Ecopro Co Ltd 1,411
3,006 (b) Ecopro Materials Co Ltd 197
2,465 (b) Enchem Co Ltd 400
11,561 GS Holdings Corp 393
24,250 Hana Financial Group, Inc 1,067
2,063 Hanjin Kal Corp 96
16,014 Hankook Tire & Technology Co Ltd 523
4,144 Hanmi Pharm Co Ltd 811
3,668 Hanmi Semiconductor Co Ltd 453
24,182 Hanwha Chemical Corp 481
3,805 HD Hyundai Co Ltd 205
4,795 HD Hyundai Electric Co Ltd 1,072
4,699 (b) HD Hyundai Heavy Industries Co Ltd 530
25,686 (b) HLB, Inc 1,086
19,357 HMM Co Ltd 276
4,237 Honam Petrochemical Corp 351
4,460 HYBE Co Ltd 653
130,832 Hynix Semiconductor, Inc 22,203
6,230 Hyundai Engineering & Construction Co Ltd 144
3,996 Hyundai Glovis Co Ltd 634
3,506 (b) Hyundai Heavy Industries 404
13,328 Hyundai Mobis 2,421
29,835 Hyundai Motor Co 6,363
8,000 Hyundai Motor Co Ltd (2nd Preference) 1,061
5,151 Hyundai Motor Co Ltd (Preference) 678
22,150 Hyundai Steel Co 465
21,817 Industrial Bank of Korea 222
67,297 Kakao Corp 1,972
13,449 KakaoBank Corp 197
223,212 KB Financial Group, Inc 12,696
57,477 Kia Motors Corp 5,378
16,641 Korea Aerospace Industries Ltd 639
21,651 Korea Electric Power Corp 307
2,984 Korea Investment Holdings Co Ltd 151
738 Korea Zinc Co Ltd 275
12,329 Korean Air Lines Co Ltd 208
2,367 (b),(d) Krafton, Inc 482
2,856 KT Corp 77
22,753 KT&G Corp 1,454
8,053 (b) Kum Yang Co Ltd 499
1,361 Kumho Petrochemical Co Ltd 144
4,067 L&F Co Ltd 397
10,841 LG Chem Ltd 2,702
1,719 LG Chem Ltd (Preference) 300
20,661 LG Corp 1,202
25,654 LG Display Co Ltd 213
8,693 LG Electronics, Inc 697
3,897 (b) LG Energy Solution Ltd 919
1,929 LG Household & Health Care Ltd 482
1,172 LG Innotek Co Ltd 230
18,879 LG Telecom Ltd 134
7,991 Meritz Financial Group, Inc 458
17,668 Mirae Asset Daewoo Co Ltd 93
28,272 Naver Corp 3,402

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,187 NCSoft Corp $ 154
2,085 (d) Netmarble Corp 81
5,169 Orion Corp/Republic of Korea 345
19,416 POSCO 5,082
11,726 POSCO DX Co Ltd 324
6,821 POSCO Future M Co Ltd 1,268
4,323 (b),(d) Samsung Biologics Co Ltd 2,275
18,330 Samsung C&T Corp 1,881
46,953 Samsung Electro-Mechanics Co Ltd 5,354
3,242,116 Samsung Electronics Co Ltd 190,811
180,980 Samsung Electronics Co Ltd (Preference) 8,310
12,813 (b) Samsung Engineering Co Ltd 223
6,781 Samsung Fire & Marine Insurance Co Ltd 1,907
54,611 (b) Samsung Heavy Industries Co Ltd 370
17,479 Samsung Life Insurance Co Ltd 1,118
20,346 Samsung SDI Co Ltd 5,195
3,453 Samsung SDS Co Ltd 371
2,897 Samsung Techwin Co Ltd 522
99,299 Shinhan Financial Group Co Ltd 3,462
4,665 (b) SK Biopharmaceuticals Co Ltd 261
1,817 (b) SK Bioscience Co Ltd 69
2,380 (b),(d) SK IE Technology Co Ltd 76
5,410 (b) SK Innovation Co Ltd 453
8,116 (b) SK Square Co Ltd 586
4,927 SK Telecom Co Ltd 184
3,064 SK, Inc 351
3,900 SKC Co Ltd 475
12,521 S-Oil Corp 604
47,924 Woori Financial Group, Inc 511
8,668 Woori Investment & Securities Co Ltd 80
4,648 Yuhan Corp 272
TOTAL KOREA, REPUBLIC OF 325,627
KUWAIT - 0.0%
113,812 Boubyan Bank KSCP 210
165,048 Gulf Bank KSCP 154
854,658 Kuwait Finance House KSCP 1,984
164,950 Mabanee Co SAK 447
511,945 Mobile Telecommunications Co KSCP 743
665,957 National Bank of Kuwait SAKP 1,873
TOTAL KUWAIT 5,411
LUXEMBOURG - 0.2%
858,733 (a),(b) BK LC Lux Finco 2 Sarl 46,724
11,120 Reinet Investments S.C.A 281
TOTAL LUXEMBOURG 47,005
MALAYSIA - 0.1%
165,100 AMMB Holdings BHD 150
232,943 Axiata Group Bhd 129
569,979 Bumiputra-Commerce Holdings BHD 821
242,400 Digi.Com BHD 189
425,572 Gamuda BHD 593
479,200 Genting BHD 478
630,200 Genting Malaysia BHD 340
41,500 Hong Leong Bank BHD 169
170,900 IHH Healthcare Bhd 228
221,300 Inari Amertron Bhd 173
475,700 IOI Corp BHD 373
99,143 Kuala Lumpur Kepong BHD 433
460,729 Malayan Banking BHD 973
202,860 Malaysia Airports Holdings Bhd 426

CREF Global Equities Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
167,500 Maxis Bhd $ 125
427,600 MISC Bhd 771
500,250 (d) MR DIY Group M Bhd 206
13,900 Nestle Malaysia Bhd 358
622,100 Petronas Chemicals Group Bhd 831
82,900 Petronas Dagangan BHD 306
255,800 Petronas Gas BHD 966
121,380 PPB Group BHD 368
473,500 Press Metal Aluminium Holdings Bhd 578
1,188,400 Public Bank Bhd 1,012
194,750 QL Resources Bhd 269
118,416 RHB Capital BHD 138
595,800 Sime Darby BHD 331
414,100 Sime Darby Plantation Bhd 370
106,841 Telekom Malaysia BHD 153
611,900 Tenaga Nasional BHD 1,787
748,100 YTL Corp BHD 546
553,200 YTL Power International BHD 563
TOTAL MALAYSIA 15,153
MEXICO - 0.4%
662,800 Alfa S.A. de C.V. (Class A) 387
1,562,600 America Movil SAB de C.V. 1,330
114,100 (a) Arca Continental SAB de C.V. 1,119
63,800 (d) Banco del Bajio S.A. 194
3,267,294 Cemex S.A. de C.V. 2,091
119,065 Coca-Cola Femsa SAB de C.V. 1,021
632,600 Fibra Uno Administracion S.A. de C.V. 777
412,500 Fomento Economico Mexicano S.A. de C.V. 4,438
372,372 Fomento Economico Mexicano SAB de C.V. (ADR) 40,086
38,595 (a) Gruma SAB de C.V. 704
61,200 (a) Grupo Aeroportuario del Centro Norte Sab de C.V. 519
83,100 (a) Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares) 1,300
38,630 Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 1,163
288,900 (a) Grupo Bimbo S.A. de C.V. (Series A) 1,020
133,500 (a) Grupo Carso S.A. de C.V. (Series A1) 918
4,930,000 Grupo Financiero Banorte S.A. de C.V. 38,416
151,727 (a),(b) Grupo Financiero Inbursa S.A. 361
932,500 Grupo Mexico S.A. de C.V. (Series B) 5,016
15,295 (a),(b) Industrias Penoles S.A. de C.V. 199
322,100 Kimberly-Clark de Mexico S.A. de C.V. (Class A) 557
245,500 (a) Operadora De Sites Mexicanos SAB de C.V. 221
198,800 Orbia Advance Corp SAB de C.V. 278
160,054 ProLogis Property Mexico S.A. de C.V. 523
36,240 Promotora y Operadora de Infraestructura SAB de C.V. 335
7,327 Southern Copper Corp 790
34,363 Ternium S.A. (ADR) 1,290
1,113,500 Wal-Mart de Mexico SAB de C.V. 3,789
TOTAL MEXICO 108,842
NETHERLANDS - 1.4%
10,570 (b),(d) Adyen NV 12,554
237 (b) Argenx SE 104
42,791 (b) Argenx SE 18,566
191,441 ASML Holding NV 195,110
123,585 (d) Euronext NV 11,453
370,760 Heineken NV 35,869
7,920,357 ING Groep NV 136,093
624,589 Koninklijke KPN NV 2,394
TOTAL NETHERLANDS 412,143

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
NORWAY - 0.3%
676,678 Aker BP ASA $ 17,291
1,854,802 Equinor ASA 53,128
195,662 Gjensidige Forsikring ASA 3,492
TOTAL NORWAY 73,911
PERU - 0.0%
57,055 Cia de Minas Buenaventura S.A. (ADR) (Series B) 967
5,600 Credicorp Ltd 904
TOTAL PERU 1,871
PHILIPPINES - 0.0%
19,040 Ayala Corp 189
1,451,570 Ayala Land, Inc 705
164,624 Bank of the Philippine Islands 334
196,610 BDO Unibank, Inc 430
224,370 International Container Term Services, Inc 1,339
539,255 JG Summit Holdings (Series B) 240
97,960 Jollibee Foods Corp 377
68,140 Manila Electric Co 425
154,393 Metropolitan Bank & Trust 178
6,800 PLDT, Inc 167
5,826,950 Robinsons Retail Holdings, Inc 3,485
18,360 SM Investments Corp 260
2,173,200 SM Prime Holdings 1,048
193,850 Universal Robina Corp 368
TOTAL PHILIPPINES 9,545
POLAND - 0.0%
124,148 (b),(d) Allegro.eu S.A. 1,160
14,845 Bank Pekao S.A. 618
2,787 Bank Zachodni WBK S.A. 373
1,173 (b) BRE Bank S.A. 185
2,723 Budimex S.A. 471
4,895 CD Projekt S.A. 169
3,915 (b),(d) Dino Polska S.A. 394
11,201 KGHM Polska Miedz S.A. 416
234 LPP S.A. 992
182,585 (b) PGE Polska Grupa Energetyczna S.A. 326
143,153 Polski Koncern Naftowy Orlen S.A. 2,405
71,009 Powszechna Kasa Oszczednosci Bank Polski S.A. 1,108
131,003 Powszechny Zaklad Ubezpieczen S.A. 1,673
TOTAL POLAND 10,290
PORTUGAL - 0.1%
750,164 Jeronimo Martins SGPS S.A. 14,661
TOTAL PORTUGAL 14,661
QATAR - 0.0%
439,502 Barwa Real Estate Co 332
259,860 Commercial Bank PSQC 306
434,834 Dukhan Bank 451
344,820 Industries Qatar QSC 1,212
452,158 Masraf Al Rayan QSC 291
1,221,845 Mesaieed Petrochemical Holding Co 553
205,029 Ooredoo QPSC 574
103,944 Qatar Electricity & Water Co QSC 448
155,714 Qatar Fuel QSC 638
685,073 Qatar Gas Transport Co Ltd 886
72,345 Qatar International Islamic Bank QSC 199
145,699 Qatar Islamic Bank SAQ 748

CREF Global Equities Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
373,617 Qatar National Bank QPSC $ 1,504
TOTAL QATAR 8,142
ROMANIA - 0.0%
123,719 NEPI Rockcastle NV 893
TOTAL ROMANIA 893
RUSSIA - 0.0%
12,672 (a),(b),(e) Ozon Holdings plc (ADR) 0 ^
211,169 (b),(e) VTB Bank PJSC (GDR) Tradegate 2
TOTAL RUSSIA 2
SAUDI ARABIA - 0.3%
32,274 ACWA Power Co 3,047
95,118 (b) Ades Holding Co 510
24,249 (b) Advanced Petrochemical Co 249
672,003 Al Rajhi Bank 14,648
893,203 Alinma Bank 7,448
55,648 Almarai Co JSC 839
72,629 Arab National Bank 393
5,110 Arabian Internet & Communications Services Co 398
48,787 Bank AlBilad 425
36,610 (b) Bank Al-Jazira 161
47,436 Banque Saudi Fransi 450
18,201 Bupa Arabia for Cooperative Insurance Co 1,247
16,022 Co for Cooperative Insurance 617
2,666 Dallah Healthcare Co 113
46,635 (b) Dar Al Arkan Real Estate Development Co 147
57,636 Dr Sulaiman Al Habib Medical Services Group Co 4,422
5,290 Elm Co 1,209
86,126 Etihad Etisalat Co 1,225
110,919 Jarir Marketing Co 375
98,025 Mobile Telecommunications Co Saudi Arabia 306
97,378 Mouwasat Medical Services Co 3,140
8,661 Nahdi Medical Co 303
16,723 Power & Water Utility Co for Jubail & Yanbu 270
120,980 Riyad Bank 841
53,895 SABIC Agri-Nutrients Co 1,622
78,866 Sahara International Petrochemical Co 614
5,169 SAL Saudi Logistics Services 416
161,012 (b) Saudi Arabian Mining Co 1,849
784,692 (d) Saudi Arabian Oil Co 5,782
11,144 Saudi Aramco Base Oil Co 391
81,337 Saudi Awwal Bank 840
199,932 Saudi Basic Industries Corp 3,917
193,111 Saudi Electricity Co 846
76,338 Saudi Industrial Investment Group 428
44,082 Saudi Investment Bank 151
166,293 (b) Saudi Kayan Petrochemical Co 359
659,763 Saudi National Bank 6,508
7,516 (b) Saudi Research & Media Group 413
3,842 Saudi Tadawul Group Holding Co 255
447,033 Saudi Telecom Co 4,468
56,983 Savola Group 708
61,095 Yanbu National Petrochemical Co 596
TOTAL SAUDI ARABIA 72,946
SINGAPORE - 0.1%
630,700 Ascendas REIT 1,188
28,001 CapitaLand Ascott Trust 18
509,642 Capitaland Investment Ltd 997
75,604 CapitaMall Trust 110

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
437,580 DBS Group Holdings Ltd $ 11,525
732,961 Oversea-Chinese Banking Corp 7,783
178,200 Singapore Exchange Ltd 1,243
1,569,400 Singapore Telecommunications Ltd 3,176
260,716 United Overseas Bank Ltd 6,014
TOTAL SINGAPORE 32,054
SOUTH AFRICA - 0.2%
68,795 Absa Group Ltd 599
10,311 Anglo American Platinum Ltd 340
549,890 Anglo American plc 17,377
201,143 (a) Aspen Pharmacare Holdings Ltd 2,579
73,752 Bid Corp Ltd 1,722
73,201 Bidvest Group Ltd 1,149
73,385 Capitec Bank Holdings Ltd 10,655
49,560 Clicks Group Ltd 943
114,059 Discovery Ltd 844
24,174 Exxaro Resources Ltd 238
418,940 FirstRand Ltd 1,777
149,716 Gold Fields Ltd 2,237
59,894 Harmony Gold Mining Co Ltd 555
373,647 (a) Impala Platinum Holdings Ltd 1,856
4,368 (a) Kumba Iron Ore Ltd 106
138,843 MTN Group Ltd 646
41,062 Naspers Ltd 8,051
38,682 Nedbank Group Ltd 548
46,779 Northam Platinum Holdings Ltd 327
1,024,173 Old Mutual Ltd 698
183,332 OUTsurance Group Ltd 468
523,345 (a),(d) Pepkor Holdings Ltd 538
108,053 Remgro Ltd 808
384,717 Sanlam Ltd 1,711
126,670 Sasol Ltd 962
41,012 Shoprite Holdings Ltd 643
325,130 Sibanye Stillwater Ltd 352
112,692 Standard Bank Group Ltd 1,312
131,206 (a) Vodacom Group Ltd 704
200,363 Woolworths Holdings Ltd 680
TOTAL SOUTH AFRICA 61,425
SPAIN - 0.7%
287,054 (a) Amadeus IT Holding S.A. 19,102
8,652,903 Banco Bilbao Vizcaya Argentaria S.A. 86,862
15,339,345 Banco Santander S.A. 71,370
3,397,865 CaixaBank S.A. 18,045
810,458 Iberdrola S.A. 10,516
108,528 (a),(b),(e) Let's GOWEX S.A. 1
17,496 Merlin Properties Socimi S.A. 195
1,052,110 Telefonica S.A. 4,457
TOTAL SPAIN 210,548
SWEDEN - 0.3%
655,507 Assa Abloy AB 18,564
126,224 (d) Evolution AB 13,139
406,907 (b) Fastighets AB Balder 2,793
1,231,948 Sandvik AB 24,755
26,421 (b) SAS AB 0 ^
1,393,469 Skandinaviska Enskilda Banken AB (Class A) 20,602
TOTAL SWEDEN 79,853
SWITZERLAND - 1.1%
204,360 Alcon, Inc 18,166

CREF Global Equities Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
103,629 Cie Financiere Richemont S.A. $ 16,196
206,892 DSM-Firmenich AG. 23,297
202,673 (b) Galderma Group AG. 16,684
3,986 Givaudan S.A. 18,880
147,280 Lonza Group AG. 80,180
390,548 Novartis AG. 41,582
1,221,809 (a),(b) On Holding AG. 47,406
10,594 PSP Swiss Property AG. 1,360
10,594 Swiss Prime Site AG. 1,003
368,392 (a) UBS Group AG 10,820
72,118 Zurich Insurance Group AG 38,417
TOTAL SWITZERLAND 313,991
TAIWAN - 2.5%
42,000 Accton Technology Corp 715
236,000 Acer, Inc 340
38,725 Advantech Co Ltd 441
194,000 Alchip Technologies Ltd 14,607
731,000 (b) ASE Technology Holding Co Ltd 3,787
191,000 Asia Cement Corp 258
72,000 Asia Vital Components Co Ltd 1,686
58,000 Asustek Computer, Inc 888
549,800 AU Optronics Corp 301
52,189 Catcher Technology Co Ltd 373
783,947 Cathay Financial Holding Co Ltd 1,424
117,306 Chailease Holding Co Ltd 554
370,001 Chang Hwa Commercial Bank 210
397,000 Cheng Shin Rubber Industry Co Ltd 604
239,000 China Airlines 174
1,294,844 (b) China Development Financial Holding Corp 602
984,000 China Steel Corp 700
9,468,000 Chinatrust Financial Holding Co 11,040
322,000 (b) Chunghwa Telecom Co Ltd 1,248
352,000 Compal Electronics, Inc 375
427,000 Delta Electronics, Inc 5,093
1,213,150 E Ink Holdings, Inc 9,393
1,137,071 E.Sun Financial Holding Co Ltd 1,001
862,000 Eclat Textile Co Ltd 14,044
5,000 (b) eMemory Technology, Inc 393
229,000 Eva Airways Corp 269
330,292 Evergreen Marine Corp Taiwan Ltd 1,965
699,000 Far Eastern Textile Co Ltd 760
150,000 Far EasTone Telecommunications Co Ltd 389
94,245 Feng TAY Enterprise Co Ltd 449
886,715 First Financial Holding Co Ltd 768
750,000 (b) Formosa Chemicals & Fibre Corp 1,164
312,391 (b) Formosa Petrochemical Corp 623
843,000 (b) Formosa Plastics Corp 1,493
27,000 Fortune Electric Co Ltd 784
1,701,978 Fubon Financial Holding Co Ltd 4,157
826,234 Fuhwa Financial Holdings Co Ltd 815
42,000 Gigabyte Technology Co Ltd 393
7,000 Global Unichip Corp 345
314,634 Globalwafers Co Ltd 5,210
2,202,000 Hon Hai Precision Industry Co, Ltd 14,498
64,280 Hotai Motor Co Ltd 1,232
696,069 Hua Nan Financial Holdings Co Ltd 566
757,587 InnoLux Display Corp 334
226,000 Inventec Co Ltd 387
8,604 Largan Precision Co Ltd 726
167,000 Lite-On Technology Corp 542
333,242 MediaTek, Inc 14,352

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,611,796 Mega Financial Holding Co Ltd $ 3,251
59,000 Micro-Star International Co Ltd 323
1,041,000 (b) Nan Ya Plastics Corp 1,580
100,000 Nanya Technology Corp 214
34,000 Nien Made Enterprise Co Ltd 408
48,000 Novatek Microelectronics Corp Ltd 895
164,000 Pegatron Corp 527
18,000 (b) PharmaEssentia Corp 311
490,000 Pou Chen Corp 528
130,522 President Chain Store Corp 1,100
224,000 Quanta Computer, Inc 2,141
40,000 Realtek Semiconductor Corp 671
326,679 Ruentex Development Co Ltd 439
306,791 Shanghai Commercial & Savings Bank Ltd 436
2,862,684 Shin Kong Financial Holding Co Ltd 867
848,796 SinoPac Financial Holdings Co Ltd 666
104,000 Synnex Technology International Corp 234
907,806 Taishin Financial Holdings Co Ltd 528
514,968 Taiwan Business Bank 289
561,579 Taiwan Cement Corp 592
836,122 Taiwan Cooperative Financial Holding Co Ltd 670
404,000 Taiwan High Speed Rail Corp 378
154,000 (b) Taiwan Mobile Co Ltd 508
18,639,100 Taiwan Semiconductor Manufacturing Co Ltd 552,232
112,000 Unimicron Technology Corp 620
1,089,450 Uni-President Enterprises Corp 2,730
934,000 (b) United Microelectronics Corp 1,615
77,000 Vanguard International Semiconductor Corp 307
14,000 Voltronic Power Technology Corp 829
621,650 Walsin Lihwa Corp 679
50,810 Wan Hai Lines Ltd 139
250,688 Winbond Electronics Corp 198
214,000 Wistron Corp 695
262,000 Wiwynn Corp 21,219
128,640 WPG Holdings Ltd 356
27,739 Yageo Corp 623
377,000 Yang Ming Marine Transport 867
58,000 Zhen Ding Technology Holding Ltd 231
TOTAL TAIWAN 723,368
THAILAND - 0.1%
98,300 Advanced Info Service PCL 563
926,500 Airports of Thailand PCL 1,439
1,255,000 Asset World Corp PCL 119
914,400 Bangkok Dusit Medical Services PCL 660
1,417,000 Bangkok Expressway & Metro PCL 295
48,000 Bumrungrad Hospital PCL 323
425,300 Central Pattana PCL 639
367,975 Central Retail Corp PCL 307
787,900 Charoen Pokphand Foods PCL 491
479,700 CP ALL plc 716
399,800 CP Axtra PCL 296
256,000 Delta Electronics Thailand PCL 576
291,397 Energy Absolute PCL 88
142,900 Global Power Synergy PCL 154
632,030 Gulf Energy Development PCL 695
983,300 Home Product Center PCL 249
327,500 Indorama Ventures PCL 173
171,900 Intouch Holdings PCL (Class F) 334
48,000 Kasikornbank PCL (Foreign) 164
820,000 Krung Thai Bank PCL 378
109,400 Krungthai Card PCL 121

CREF Global Equities Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
702,400 Minor International PCL $ 573
386,400 PTT Exploration & Production PCL 1,597
494,500 PTT Global Chemical PCL 409
760,500 PTT Oil & Retail Business PCL 331
2,571,000 PTT PCL 2,277
190,400 SCB X PCL 534
248,700 SCG Packaging PCL 227
172,100 Siam Cement PCL 1,054
384,602 Thai Oil PCL 554
5,556,800 TMB Bank PCL (Foreign) 258
895,726 (b) True Corp PCL 213
TOTAL THAILAND 16,807
TURKEY - 0.1%
4,032,530 Akbank TAS 7,910
305,058 Aselsan Elektronik Sanayi Ve Ticaret AS 547
100,389 BIM Birlesik Magazalar AS 1,676
16,756 Coca-Cola Icecek AS 424
114,330 Eregli Demir ve Celik Fabrikalari TAS 186
14,534 Ford Otomotiv Sanayi AS 500
91,458 Haci Omer Sabanci Holding AS 270
167,866 KOC Holding AS 1,166
38,187 (b) Pegasus Hava Tasimaciligi AS. 266
281,700 (b) Sasa Polyester Sanayi AS 379
26,185 Tofas Turk Otomobil Fabrik 273
117,015 (b) Turk Hava Yollari AO 1,106
268,740 Turkcell Iletisim Hizmet AS 828
14,104,329 Turkiye Is Bankasi (Series C) 6,846
235,513 Turkiye Petrol Rafinerileri AS 1,194
290,213 Turkiye Sise ve Cam Fabrikalari AS 446
277,144 Yapi ve Kredi Bankasi 287
TOTAL TURKEY 24,304
UNITED ARAB EMIRATES - 0.0%
236,513 Abu Dhabi Commercial Bank PJSC 515
126,108 Abu Dhabi Islamic Bank PJSC 398
735,155 Abu Dhabi National Oil Co for Distribution PJSC 678
850,635 Aldar Properties PJSC 1,450
656,227 Americana Restaurants International plc 570
244,629 Dubai Islamic Bank PJSC 382
1,478,638 Emaar Properties PJSC 3,301
155,811 Emirates NBD Bank PJSC 700
758,893 Emirates Telecommunications Group Co PJSC 3,326
363,398 First Abu Dhabi Bank PJSC 1,233
836,592 (b) Multiply Group PJSC 467
5,358 (b),(e) NMC Health plc 0 ^
TOTAL UNITED ARAB EMIRATES 13,020
UNITED KINGDOM - 2.1%
585,182 Allfunds Group PLC 3,262
143,075 AngloGold Ashanti UK Ltd 3,607
1,423,249 Ashtead Group plc 94,893
919,067 AstraZeneca plc 143,037
1,994,150 Beazley plc 17,811
137,761 Big Yellow Group plc 2,037
638,790 British American Tobacco plc 19,623
317,913 British Land Co plc 1,652
328,535 (b) Coca-Cola Europacific Partners plc 23,940
523,356 Compass Group plc 14,258
42,386 Derwent London plc 1,211
849,886 Fevertree Drinks plc 11,646
267,660 (b) Flutter Entertainment plc 48,687

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
339,104 Great Portland Estates plc $ 1,436
2,717,006 Informa plc 29,322
233,135 Land Securities Group plc 1,822
6,447,902 Lloyds TSB Group plc 4,447
287,907 London Stock Exchange Group plc 34,140
8,363,621 Man Group plc 25,555
2,958,997 National Grid plc 33,041
288,626 RELX plc 13,224
758,120 RELX plc 34,694
169,551 Safestore Holdings plc 1,644
202,461 Scottish & Southern Energy plc 4,572
273,024 Segro plc 3,089
5,371,958 Tritax Big Box REIT plc 10,503
409,373 Unilever plc 22,469
5,238,872 Vodafone Group plc 4,636
TOTAL UNITED KINGDOM 610,258
UNITED STATES - 67.0%
20,789 3M Co 2,124
346,337 Abbott Laboratories 35,988
491,520 AbbVie, Inc 84,306
944,112 (b) Advanced Micro Devices, Inc 153,144
22,548 AES Corp 396
31,626 Aflac, Inc 2,825
64,677 Agilent Technologies, Inc 8,384
12,358 Agree Realty Corp 765
26,904 (a) Albemarle Corp 2,570
67,908 Alexandria Real Estate Equities, Inc 7,943
473,668 Alliant Energy Corp 24,110
104,088 (b) Alnylam Pharmaceuticals, Inc 25,293
1,970,126 Alphabet, Inc 361,361
1,457,364 Alphabet, Inc (Class A) 265,459
55,318 (a),(b) Altimmune, Inc 368
4,581,107 (b) Amazon.com, Inc 885,299
278,944 Ameren Corp 19,836
324,197 American Electric Power Co, Inc 28,445
273,207 American Express Co 63,261
325,238 American Homes 4 Rent 12,086
521,363 American International Group, Inc 38,706
86,420 American Tower Corp 16,798
96,001 Americold Realty Trust, Inc 2,452
74,445 Ameriprise Financial, Inc 31,802
96,265 AmerisourceBergen Corp 21,689
285,879 Ametek, Inc 47,659
188,312 Amgen, Inc 58,838
6,440,454 (f) Apple, Inc 1,356,488
432,772 (b) Arch Capital Group Ltd 43,662
88,260 Ares Management Corp 11,763
131,802 (b) ARM Holdings plc (ADR) 21,565
3,095,788 AT&T, Inc 59,161
310,236 (a) Atlas Energy Solutions, Inc 6,183
9,890 (b) Atlassian Corp Ltd 1,749
51,128 AvalonBay Communities, Inc 10,578
204,781 Baker Hughes Co 7,202
653,813 Bank of America Corp 26,002
644,407 Bank of New York Mellon Corp 38,594
72,081 Becton Dickinson & Co 16,846
397,795 (b) Berkshire Hathaway, Inc 161,823
37,177 BlackRock, Inc 29,270
14,082 Blackstone, Inc 1,743
1,205,992 (b) Block, Inc 77,774
570,535 (b) Boeing Co 103,843

CREF Global Equities Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
5,848 Booking Holdings, Inc $ 23,167
24,372 Boston Properties, Inc 1,500
1,991,456 (b) Boston Scientific Corp 153,362
7,558,494 BP plc 45,508
50,630 Bristol-Myers Squibb Co 2,103
295,681 Broadcom, Inc 474,725
709 Capital One Financial Corp 98
1,481,480 Carrier Global Corp 93,452
366,172 Caterpillar, Inc 121,972
230,599 Celanese Corp (Series A) 31,106
73,631 Centerpoint Energy, Inc 2,281
594,739 Charles Schwab Corp 43,826
53,572 (b) Charter Communications, Inc 16,016
193,723 Cheniere Energy, Inc 33,869
244,977 Chevron Corp 38,319
171,700 (b) Chipotle Mexican Grill, Inc (Class A) 10,757
198,709 Chubb Ltd 50,687
105,501 Cigna Group 34,875
899,674 Citigroup, Inc 57,093
77,023 (b) Cleveland-Cliffs, Inc 1,185
101,325 CME Group, Inc 19,921
2,538,103 Coca-Cola Co 161,550
158,545 Colgate-Palmolive Co 15,385
768,414 Comcast Corp (Class A) 30,091
687,690 ConocoPhillips 78,658
85,853 Constellation Energy Corp 17,194
11,898 (b) Cooper Cos, Inc 1,039
710,767 Corebridge Financial, Inc 20,698
1,817,675 Corteva, Inc 98,045
378,527 Costco Wholesale Corp 321,744
1,218,300 CRH plc 91,348
181,832 Crown Castle, Inc 17,765
910,679 Crown Holdings, Inc 67,745
80,508 CSL Ltd 15,787
69,864 CSX Corp 2,337
214,925 CVS Health Corp 12,694
239,901 Danaher Corp 59,939
669,176 (b) Datadog, Inc 86,785
73,924 Deere & Co 27,620
216,415 Delta Air Lines, Inc 10,267
346,827 (b) DexCom, Inc 39,323
670,529 Diamondback Energy, Inc 134,233
43,197 Digital Realty Trust, Inc 6,568
263,054 Dollar General Corp 34,784
380,794 Dominion Energy, Inc 18,659
169,665 Dover Corp 30,616
229,572 Dow, Inc 12,179
131,346 Duke Energy Corp 13,165
1,057,696 DuPont de Nemours, Inc 85,134
217,683 Eaton Corp plc 68,255
91,896 Edison International 6,599
123,251 (b) Edwards Lifesciences Corp 11,385
70,816 Elevance Health, Inc 38,372
421,588 Eli Lilly & Co 381,697
648,775 Emerson Electric Co 71,469
121,412 EOG Resources, Inc 15,282
11,080 Equinix, Inc 8,383
787,002 Equitable Holdings, Inc 32,157
164,410 Equity Lifestyle Properties, Inc 10,708
100,323 Equity Residential 6,956
16,851 Essex Property Trust, Inc 4,587
24,303 Estee Lauder Cos (Class A) 2,586

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
103,913 Everest Re Group Ltd $ 39,593
340,152 Eversource Energy 19,290
153,608 (b) Exact Sciences Corp 6,490
114,277 Exelon Corp 3,955
177,393 (b) Expedia Group, Inc 22,350
31,789 Extra Space Storage, Inc 4,940
3,255,112 Exxon Mobil Corp 374,729
3,578 FedEx Corp 1,073
116,158 Ferguson plc 22,278
1,180,857 Fifth Third Bancorp 43,090
16,724 First Citizens Bancshares, Inc (Class A) 28,157
957,298 FirstEnergy Corp 36,636
685,950 (b) Fiserv, Inc 102,234
2,956,032 (b) Flextronics International Ltd 87,173
434,562 Fortive Corp 32,201
3,317,542 Freeport-McMoRan, Inc (Class B) 161,233
97,068 Gaming and Leisure Properties, Inc 4,388
239,342 Gilead Sciences, Inc 16,421
88,214 Global Payments, Inc 8,530
266,893 Globe Life, Inc 21,960
14,763 Goldman Sachs Group, Inc 6,678
40,010 (b) GRAIL, Inc 615
1,415,746 GSK plc 27,231
116,676 Halliburton Co 3,941
104,475 HCA, Inc 33,566
28,085 Healthcare Realty Trust, Inc 463
164,812 Healthpeak Properties, Inc 3,230
88,593 Hess Corp 13,069
597,386 Home Depot, Inc 205,644
916,785 Honeywell International, Inc 195,770
169,551 Host Hotels & Resorts Inc 3,049
67,220 Howmet Aerospace, Inc 5,218
158,343 Hubbell, Inc 57,871
12,998 (b) IDEXX Laboratories, Inc 6,333
28,105 Illinois Tool Works, Inc 6,660
240,059 (b) Illumina, Inc 25,057
289,514 (b) Immunovant, Inc 7,643
59,540 Independence Realty Trust, Inc 1,116
769,979 Ingersoll Rand, Inc 69,945
13,900 Innovative Industrial Properties, Inc 1,518
268,154 Intercontinental Exchange, Inc 36,708
176,781 (b) Intuitive Surgical, Inc 78,641
56,171 Invitation Homes, Inc 2,016
163,493 (a) iShares MSCI Canada Index Fund 6,064
40,724 (a) iShares MSCI South Korea Index Fund 2,691
165,200 (b) JBS S.A. 954
523,607 Johnson & Johnson 76,530
1,633,947 JPMorgan Chase & Co 330,482
1,085,498 Keurig Dr Pepper, Inc 36,256
21,192 Kilroy Realty Corp 661
241,109 KKR & Co, Inc 25,374
950,934 Kraft Heinz Co 30,639
154,499 Las Vegas Sands Corp 6,837
6,149 (b) Legend Biotech Corp (ADR) 272
513,021 Linde plc 225,119
19,588 Lowe's Cos, Inc 4,318
168,620 (b) Lululemon Athletica, Inc 50,367
62,653 LyondellBasell Industries NV 5,993
172,163 M&T Bank Corp 26,059
194,542 Marathon Petroleum Corp 33,749
16,202 Marriott International, Inc (Class A) 3,917
114,218 Marsh & McLennan Cos, Inc 24,068

CREF Global Equities Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
387,303 Mastercard, Inc (Class A) $ 170,863
14,839 Matador Resources Co 884
653,659 McDonald's Corp 166,578
96,559 McKesson Corp 56,394
216,354 Medtronic plc 17,029
1,326,442 Merck & Co, Inc 164,214
939,323 Meta Platforms, Inc 473,625
57,916 Metlife, Inc 4,065
3,134,257 Microsoft Corp 1,400,856
25,428 Mid-America Apartment Communities, Inc 3,626
660,487 Mondelez International, Inc 43,222
1,832,816 (b) Monster Beverage Corp 91,549
265,307 (b) MoonLake Immunotherapeutics 11,666
873,763 Morgan Stanley 84,921
2,821 MSCI, Inc (Class A) 1,359
63,771 National Storage Affiliates Trust 2,629
481,530 (a) Nestle S.A. 49,152
222,480 (b) NetFlix, Inc 150,147
512,926 Newmont Goldcorp Corp 21,476
818,266 NextEra Energy, Inc 57,941
1,169,726 Nike, Inc (Class B) 88,162
84,842 Northrop Grumman Corp 36,987
64,164 NRG Energy, Inc 4,996
93,599 Nucor Corp 14,796
804,416 (b) Nutanix, Inc 45,731
226,696 nVent Electric plc 17,367
11,449,768 Nvidia Corp 1,414,504
108,680 Occidental Petroleum Corp 6,850
40,700 (b) O'Reilly Automotive, Inc 42,982
36,958 Owens Corning, Inc 6,420
373,306 (b) Palo Alto Networks, Inc 126,555
189,901 Parker-Hannifin Corp 96,054
144,890 (b) PayPal Holdings, Inc 8,408
323,007 PepsiCo, Inc 53,274
745,682 Permian Resources Corp 12,043
802,681 Pfizer, Inc 22,459
397,099 PG&E Corp 6,933
923,314 Philip Morris International, Inc 93,559
134,822 Phillips 66 19,033
21,283 PPG Industries, Inc 2,679
1,387,870 Procter & Gamble Co 228,888
237,846 Progressive Corp 49,403
302,212 Prologis, Inc 33,941
38,768 Public Storage, Inc 11,152
54,604 Realty Income Corp 2,884
147,114 Regency Centers Corp 9,151
38,161 (b) Regeneron Pharmaceuticals, Inc 40,108
40,680 (b) Repligen Corp 5,128
405,581 Rexford Industrial Realty, Inc 18,085
96,207 Roche Holding AG. 26,655
11,851 Rockwell Automation, Inc 3,262
855,492 (b) Roivant Sciences Ltd 9,043
80,410 Roper Industries, Inc 45,324
36,124 (b) Royal Caribbean Cruises Ltd 5,759
597,691 RTX Corp 60,002
67,843 S&P Global, Inc 30,258
135,491 Sabra Health Care REIT, Inc 2,087
951,487 Salesforce, Inc 244,627
434,098 Sanofi-Aventis 41,866
60,956 SBA Communications Corp 11,966
75,287 Schlumberger Ltd 3,552
371,961 Schneider Electric S.A. 89,176

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
135,214 Sempra Energy $ 10,284
133,982 (b) ServiceNow, Inc 105,400
5,200,302 Shell plc 186,524
44,520 Sherwin-Williams Co 13,286
132,447 Simon Property Group, Inc 20,105
4,892 (a) SL Green Realty Corp 277
660,539 (b) Snowflake, Inc 89,232
108,890 Southern Co 8,447
244,960 Starbucks Corp 19,070
3,663 Steel Dynamics, Inc 474
410,676 Stryker Corp 139,733
80,673 Sun Communities, Inc 9,708
1,044,994 Teradyne, Inc 154,962
54,604 Terreno Realty Corp 3,231
725,543 (b) Tesla, Inc 143,570
107,575 Thermo Fisher Scientific, Inc 59,489
281,159 TJX Cos, Inc 30,956
271,340 T-Mobile US, Inc 47,805
85,654 Tractor Supply Co 23,127
259,010 (a),(b) Traeger, Inc 622
224,281 Trane Technologies plc 73,773
255,563 (b) Uber Technologies, Inc 18,574
552,486 Union Pacific Corp 125,006
108,820 United Parcel Service, Inc (Class B) 14,892
123,908 United Rentals, Inc 80,135
420,004 UnitedHealth Group, Inc 213,891
917,743 Valero Energy Corp 143,865
487,895 Vanguard Emerging Markets ETF 21,350
50,000 (a) Vanguard FTSE Developed Markets ETF 2,471
39,200 (b) Veeva Systems, Inc 7,174
137,953 Ventas, Inc 7,072
338,456 Veralto Corp 32,312
414,303 Verizon Communications, Inc 17,086
54,015 (b) Vertex Pharmaceuticals, Inc 25,318
214,338 VICI Properties, Inc 6,139
865,450 Visa, Inc (Class A) 227,155
81,890 Vistra Corp 7,041
949,295 Vontier Corp 36,263
169,677 Voya Financial, Inc 12,073
156,891 W.R. Berkley Corp 12,329
61,725 W.W. Grainger, Inc 55,691
3,185,438 Walmart, Inc 215,686
1,344,327 Walt Disney Co 133,478
43,814 Washington REIT 698
84,360 Waste Connections, Inc 14,793
4,082,137 Wells Fargo & Co 242,438
75,797 Welltower, Inc 7,902
40,695 West Pharmaceutical Services, Inc 13,405
1,310,087 (b) Western Digital Corp 99,265
171,079 Westlake Chemical Corp 24,776
209,216 Westrock Co 10,515
122,860 Weyerhaeuser Co 3,488
327,450 (b) Workday, Inc 73,205
431,575 (b) YETI Holdings, Inc 16,465
73,840 Zoetis, Inc 12,801
TOTAL UNITED STATES 19,459,948
TOTAL COMMON STOCKS 28,708,483
(Cost $21,342,152)

CREF Global Equities Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
AUSTRALIA - 0.0%
3,698 Magellan Financial Group Ltd 04/16/27 $ 0 ^
129,949 (a) PointsBet Holdings Ltd 07/08/24 1
TOTAL AUSTRALIA 1
BRAZIL - 0.0%
747 Localiza Rent a Car S.A. 07/30/24 1
TOTAL BRAZIL 1
CHINA - 0.0%
3,524 (e) Kangmei Pharmaceutical Co Ltd 12/31/28 0 ^
TOTAL CHINA 0 ^
INDIA - 0.0%
105,711 Tata Motors Ltd (DVR) 842
TOTAL INDIA 842
ITALY - 0.0%
421,320 Amplifon S.p.A. 07/09/24 5
TOTAL ITALY 5
TOTAL RIGHTS/WARRANTS 849
(Cost $612)
TOTAL LONG-TERM INVESTMENTS 28,709,332
(Cost $21,342,764)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.2%
GOVERNMENT AGENCY DEBT - 0.4%
$ 20,000,000 Federal Home Loan Bank (FHLB) 0 .000% 07/02/24 19,988
25,000,000 FHLB 0 .000 07/08/24 24,964
20,000,000 FHLB 0 .000 07/19/24 19,939
300,000 FHLB 0 .000 07/26/24 299
6,500,000 FHLB 0 .000 07/31/24 6,469
2,778,000 FHLB 0 .000 08/02/24 2,764
705,000 FHLB 0 .000 08/13/24 700
10,000,000 FHLB 0 .000 08/14/24 9,932
5,750,000 FHLB 0 .450 08/26/24 5,705
4,625,000 FHLB 0 .000 09/20/24 4,569
26,021,000 Tennessee Valley Authority (TVA) 0 .000 07/10/24 25,975
TOTAL GOVERNMENT AGENCY DEBT 121,304
REPURCHASE AGREEMENT - 0.3%
79,955,000 (g) Fixed Income Clearing Corporation 5 .320 07/01/24 79,955
TOTAL REPURCHASE AGREEMENT 79,955
TREASURY DEBT - 0.5%
5,162,000 United States Treasury Bill 0 .000 07/05/24 5,159
10,000,000 United States Treasury Bill 0 .000 07/25/24 9,965
20,000,000 United States Treasury Bill 0 .000 07/30/24 19,915
60,700,000 United States Treasury Bill 0 .000 08/13/24 60,320
40,000,000 United States Treasury Bill 0 .000 08/27/24 39,673

PRINCIPAL DESCRIPTION RATE
MATURITY
DATE
VALUE
(000)
$ 5,000,000 United States Treasury Bill 0 .000% 08/29/24 $ 4,957
TOTAL TREASURY DEBT 139,989
TOTAL SHORT-TERM INVESTMENTS 341,248
(Cost $341,300)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%
CERTIFICATE OF DEPOSIT - 0.0%
500,000 Australia and New Zealand Banking Group 5 .520 (h) 12/04/24 500
1,000,000 Canadian Imperial Bank 5 .350 (h) 07/09/24 1,000
500,000 Citibank N.A. 5 .920 (h) 07/29/24 500
1,000,000 MUFG BK LTD 5 .580 (h) 10/25/24 1,000
1,000,000 MUFG BK LTD 5 .560 (h) 11/15/24 1,000
1,000,000 National Australia Bank Ltd 5 .600 (h) 02/14/25 1,000
1,000,000 Nordea Bank AB publ 5 .490 (h) 09/13/24 1,000
500,000 Royal Bank of Canada 5 .610 (h) 01/22/25 500
1,000,000 Royal Bank of Canada 5 .600 (h) 02/18/25 1,000
3,136,000 Svenska Handelsbanken 5 .300 (h) 07/01/24 3,136
TOTAL CERTIFICATE OF DEPOSIT 10,636
COMMERCIAL PAPER - 0.0%
1,000,000 Australia and New Zealand Banking Group 0 .000 (h) 01/06/25 972
1,000,000 National Bank of Canada 0 .000 (h) 10/28/24 982
500,000 Nordea Bank AB publ 5 .510 (h) 10/15/24 500
500,000 Skandinaviska Enskilda Banken AG 5 .590 (h) 02/28/25 500
TOTAL COMMERCIAL PAPER 2,954
REPURCHASE AGREEMENT - 0.4%
15,000,000 (i) Citigroup 5 .340 (h) 07/01/24 15,000
15,000,000 (j) Deutsche Bank 5 .330 (h) 07/01/24 15,000
15,000,000 (k) HSBC 5 .330 (h) 07/01/24 15,000
20,000,000 (l) JP Morgan 5 .330 (h) 07/01/24 20,000
5,000,000 (m) Merrill Lynch 5 .250 (h) 07/01/24 5,000
15,000,000 (n) Merrill Lynch 5 .330 (h) 07/01/24 15,000
15,000,000 (o) Nomura 5 .330 (h) 07/01/24 15,000
15,000,000 (p) Royal Bank of Scotland 5 .320 (h) 07/01/24 15,000
TOTAL REPURCHASE AGREEMENT 115,000
VARIABLE RATE SECURITIES - 0.0%
500,000 ING US Funding LLC 5 .580 (h) 11/18/24 500
1,000,000 National Australia Bank Ltd 5 .590 (h) 03/17/25 1,000
1,000,000 Skandinaviska Enskilda Banken AG 5 .590 (h) 12/26/24 1,000
TOTAL VARIABLE RATE SECURITIES 2,500
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 131,090
(Cost $131,090)
TOTAL INVESTMENTS - 100.5% 29,181,670
(Cost $21,815,154)
OTHER ASSETS & LIABILITIES, NET - (0.5)% (155,841)
NET ASSETS - 100.0% $29,025,829
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
REIT Real Estate Investment Trust

CREF Global Equities Account June 30, 2024

Portfolio of Investments
(continued)
Cost amounts are in thousands.
^
Amount represents less than $1,000.
(a)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $166,536,325.
(b)
Non-income producing
(c)
Affiliated holding
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $123,197,773 or 0.4% of Total Investments.
(e)
For fair value measurement disclosure purposes, investment classified as Level 3.
(f)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(g) Agreement with Fixed Income Clearing Corporation, 5.320% dated 6/28/24 to be repurchased at $79,990,447 on 7/1/24, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $81,554,166.
(h)
The rate shown is the one-day yield as of the end of the reporting period.
(i) Agreement with Citigroup, 5.340% dated 6/28/24 to be repurchased at $15,133,135 on 7/1/24, collateralized by Government Agency Securities, with coupon rate
2.375% and maturity date 8/15/24, valued at $15,300,067.
(j) Agreement with Deutsche Bank, 5.330% dated 6/28/24 to be repurchased at $15,168,452 on 7/1/24, collateralized by Government Agency Securities, with coupon rate
2.500% and maturity date 1/15/29, valued at $15,300,074.
(k) Agreement with HSBC, 5.330% dated 6/28/24 to be repurchased at $15,063,505 on 7/1/24, collateralized by Government Agency Securities, with coupon rate 5.500%
and maturity date 4/1/54, valued at $15,300,001.
(l) Agreement with JP Morgan, 5.330% dated 6/28/24 to be repurchased at $20,077,569 on 7/1/24, collateralized by Government Agency Securities, with coupon rate
5.000% and maturity dates 8/1/52–4/1/54, valued at $20,400,001.
(m) Agreement with Merrill Lynch, 5.250% dated 6/28/24 to be repurchased at $5,000,001 on 7/1/24, collateralized by Government Agency Securities, with coupon rates
0.000%–0.875% and maturity dates 5/15/26–11/30/27, valued at $5,100,001.
(n) Agreement with Merrill Lynch, 5.330% dated 6/28/24 to be repurchased at $15,081,788 on 7/1/24, collateralized by Government Agency Securities, with coupon rates
4.000%–7.500% and maturity dates 5/20/40–1/1/54, valued at $15,300,001.
(o) Agreement with Nomura, 5.330% dated 6/28/24 to be repurchased at $15,050,761 on 7/1/24, collateralized by Government Agency Securities, with coupon rates
2.000%–6.000% and maturity dates 4/30/26–3/1/54, valued at $15,300,097.
(p) Agreement with Royal Bank of Scotland, 5.320% dated 6/28/24 to be repurchased at $15,044,101 on 7/1/24, collateralized by Government Agency Securities, with coupon rate 2.250% and maturity date 11/15/27, valued at $15,300,023.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
MSCI EAFE Index 475 09/20/24  $ 55,455 $ 55,651 $ 196
S&P 500 E-Mini Index 581 09/20/24 159,861 160,400 539
Total 1,056   $ 215,316  $ 216,051  $ 735

Portfolio of Investments
CREF Growth Account June 30, 2024

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
CAPITAL GOODS - 2.2%
2,061,557 (a) Boeing Co $ 375,224
2,890,161 Carrier Global Corp 182,311
575,683 Eaton Corp plc 180,505
534,514 Honeywell International, Inc 114,140
198,349 Quanta Services, Inc 50,399
TOTAL CAPITAL GOODS 902,579
COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
2,259,828 Experian Group Ltd 104,984
610,530 Verisk Analytics, Inc 164,568
904,520 Waste Connections, Inc 158,617
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 428,169
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 8.1%
15,564,426 (a) Amazon.com, Inc 3,007,825
2,253,622 TJX Cos, Inc 248,124
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,255,949
CONSUMER DURABLES & APPAREL - 0.2%
11,810,500 PRADA S.p.A 88,006
TOTAL CONSUMER DURABLES & APPAREL 88,006
CONSUMER SERVICES - 4.9%
208,959 Booking Holdings, Inc 827,791
8,919,677 (a) Carnival Corp 166,976
4,576,150 (a) Chipotle Mexican Grill, Inc (Class A) 286,696
3,718,329 (a) DraftKings, Inc 141,929
714,054 (a) Flutter Entertainment plc 129,885
2,215,115 Las Vegas Sands Corp 98,019
1,165,451 (b) Restaurant Brands International, Inc 82,013
3,121,931 Starbucks Corp 243,042
TOTAL CONSUMER SERVICES 1,976,351
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.5%
1,186,739 Costco Wholesale Corp 1,008,716
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,008,716
ENERGY - 0.3%
1,161,112 ConocoPhillips 132,808
TOTAL ENERGY 132,808
FINANCIAL SERVICES - 6.8%
108,125 (a),(c) Adyen NV 128,417
616,585 American Express Co 142,770
1,419,613 (a) Fiserv, Inc 211,579
1,307,406 iShares Russell 1000 Growth Index Fund 476,563
516,907 London Stock Exchange Group plc 61,294
2,055,519 Mastercard, Inc (Class A) 906,813
3,144,721 (a) PayPal Holdings, Inc 182,488
2,327,205 Visa, Inc (Class A) 610,822
TOTAL FINANCIAL SERVICES 2,720,746
FOOD, BEVERAGE & TOBACCO - 0.9%
7,817,703 Davide Campari-Milano NV 74,016

CREF Growth Account June 30, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
6,010,857 (a) Monster Beverage Corp $ 300,243
TOTAL FOOD, BEVERAGE & TOBACCO 374,259
HEALTH CARE EQUIPMENT & SERVICES - 4.7%
517,420 (a) Align Technology, Inc 124,921
3,121,562 (a) DexCom, Inc 353,923
339,393 Elevance Health, Inc 183,903
1,384,859 (a) Intuitive Surgical, Inc 616,054
976,301 UnitedHealth Group, Inc 497,191
627,823 (a) Veeva Systems, Inc 114,898
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,890,890
HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
1,000,873 Estee Lauder Cos (Class A) 106,493
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 106,493
INSURANCE - 0.7%
1,390,444 Progressive Corp 288,809
TOTAL INSURANCE 288,809
MATERIALS - 1.4%
5,226,684 Corteva, Inc 281,927
629,518 Linde plc 276,239
TOTAL MATERIALS 558,166
MEDIA & ENTERTAINMENT - 12.3%
6,540,715 Alphabet, Inc 1,199,698
5,432,383 Alphabet, Inc (Class A) 989,508
3,454,338 (a) Match Group, Inc 104,943
4,903,145 Meta Platforms, Inc 2,472,264
239,365 (a) NetFlix, Inc 161,543
TOTAL MEDIA & ENTERTAINMENT 4,927,956
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.9%
634,107 Amgen, Inc 198,127
887,043 AstraZeneca plc (ADR) 69,180
1,071,325 Eli Lilly & Co 969,956
110,451 (a) GRAIL, Inc 1,698
662,707 (a) Illumina, Inc 69,173
3,711,967 Novo Nordisk A.S. 531,126
2,577,256 Novo Nordisk A.S. (ADR) 367,877
38,792 (a) Regeneron Pharmaceuticals, Inc 40,772
663,352 Zoetis, Inc 114,999
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,362,908
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 19.0%
567,456 (a) Advanced Micro Devices, Inc 92,047
1,974,387 Applied Materials, Inc 465,936
1,036,402 Broadcom, Inc 1,663,975
290,724 Lam Research Corp 309,577
42,529 Monolithic Power Systems, Inc 34,945
39,842,950 Nvidia Corp 4,922,198
5,490,000 Taiwan Semiconductor Manufacturing Co Ltd 162,656
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 7,651,334
SOFTWARE & SERVICES - 20.3%
779,881 (a) Atlassian Corp Ltd 137,945
294,164 (a) Crowdstrike Holdings, Inc 112,721
216,828 (a) EPAM Systems, Inc 40,788
888,547 Intuit, Inc 583,962
10,548,017 Microsoft Corp 4,714,436
922,519 (a) Palo Alto Networks, Inc 312,743

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
895,755 (a) PTC, Inc $ 162,732
336,688 Roper Industries, Inc 189,778
2,844,890 Salesforce, Inc 731,421
643,951 (a) ServiceNow, Inc 506,577
802,599 (a) Snowflake, Inc 108,423
539,689 (a) Synopsys, Inc 321,147
1,050,606 (a) Workday, Inc 234,873
TOTAL SOFTWARE & SERVICES 8,157,546
TECHNOLOGY HARDWARE & EQUIPMENT - 7.0%
12,399,911 Apple, Inc 2,611,669
609,122 (a) Arista Networks, Inc 213,485
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,825,154
TRANSPORTATION - 1.2%
8,050,962 (a) Grab Holdings Ltd 28,581
6,287,220 (a) Uber Technologies, Inc 456,955
TOTAL TRANSPORTATION 485,536
TOTAL COMMON STOCKS 40,142,375
(Cost $24,537,440)
TOTAL LONG-TERM INVESTMENTS 40,142,375
(Cost $24,537,440)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.3%
GOVERNMENT AGENCY DEBT - 0.1%
$ 6,135,000 Federal Home Loan Bank (FHLB) 0 .000% 07/08/24 6,126
10,000,000 FHLB 0 .000 08/14/24 9,932
10,800,000 Tennessee Valley Authority (TVA) 0 .000 07/10/24 10,781
TOTAL GOVERNMENT AGENCY DEBT 26,839
REPURCHASE AGREEMENT - 0.1%
45,533,000 (d) Fixed Income Clearing Corporation 5 .320 07/01/24 45,533
TOTAL REPURCHASE AGREEMENT 45,533
TREASURY DEBT - 0.1%
6,463,000 United States Treasury Bill 0 .000 07/25/24 6,441
20,000,000 United States Treasury Bill 0 .000 07/30/24 19,915
28,290,000 United States Treasury Bill 0 .000 08/13/24 28,113
5,000,000 United States Treasury Bill 0 .000 08/29/24 4,957
TOTAL TREASURY DEBT 59,426
TOTAL SHORT-TERM INVESTMENTS 131,798
(Cost $131,811)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
49,190,447 (e) State Street Navigator Securities Lending Government Money Market Portfolio 5 .330 (f) 49,190
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 49,190
(Cost $49,190)
TOTAL INVESTMENTS - 100.2% 40,323,363
(Cost $24,718,441)
OTHER ASSETS & LIABILITIES, NET - (0.2)% (81,076)
NET ASSETS - 100.0% $40,242,287
ADR American Depositary Receipt

CREF Growth Account June 30, 2024

Portfolio of Investments
(continued)
Cost amounts are in thousands.
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $48,565,996.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $128,417,426 or 0.3% of Total Investments.
(d) Agreement with Fixed Income Clearing Corporation, 5.320% dated 6/28/24 to be repurchased at $45,553,186 on 7/1/24, collateralized by Government Agency Securities, with coupon rate 0.625% and maturity date 7/31/26, valued at $46,443,778.
(e)
Investments made with cash collateral received from securities on loan.
(f)
The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments
CREF Equity Index Account June 30, 2024

(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
LONG-TERM INVESTMENTS - 99.5%
COMMON STOCKS - 99.5%
AUTOMOBILES & COMPONENTS - 1.4%
49,971 (a) Adient plc $ 1,235
60,325 (a) American Axle & Manufacturing Holdings, Inc 422
131,438 (a) Aptiv plc 9,256
30,671 (a) Atmus Filtration Technologies, Inc 883
115,559 BorgWarner, Inc 3,726
8,573 (a) Cooper-Standard Holdings, Inc 107
60,557 Dana Inc 734
12,642 (a) Dorman Products, Inc 1,156
1,864,428 Ford Motor Co 23,380
23,054 (a) Fox Factory Holding Corp 1,111
529,147 General Motors Co 24,584
104,978 Gentex Corp 3,539
18,149 (a) Gentherm, Inc 895
139,195 (a) Goodyear Tire & Rubber Co 1,580
67,182 Harley-Davidson, Inc 2,253
26,694 (a),(b) Holley, Inc 95
12,667 LCI Industries 1,309
27,234 Lear Corp 3,110
372,353 (a),(b) Lucid Group, Inc 972
122,392 (a),(b) Luminar Technologies, Inc 182
25,388 (a) Modine Manufacturing Co 2,544
10,528 Patrick Industries, Inc 1,143
23,111 Phinia, Inc 910
111,576 (a),(b) QuantumScape Corp 549
386,669 (a),(b) Rivian Automotive, Inc 5,189
29,093 (a),(b) Solid Power, Inc 48
11,405 Standard Motor Products, Inc 316
20,247 (a) Stoneridge, Inc 323
1,305,645 (a) Tesla, Inc 258,361
22,833 Thor Industries, Inc 2,134
12,140 (a) Visteon Corp 1,295
17,654 Winnebago Industries, Inc 957
9,934 (a),(b) XPEL, Inc 353
TOTAL AUTOMOBILES & COMPONENTS 354,651
BANKS - 3.6%
4,682 1st Source Corp 251
4,331 (b) ACNB Corp 157
7,212 Amalgamated Financial Corp 198
12,491 Amerant Bancorp, Inc 284
38,500 Ameris Bancorp 1,938
4,191 Ames National Corp 86
9,484 Arrow Financial Corp 247
63,489 Associated Banc-Corp 1,343
50,266 Atlantic Union Bankshares Corp 1,651
31,941 (a) Axos Financial, Inc 1,825
70,633 Banc of California, Inc 903
10,077 Bancfirst Corp 884
18,804 (a) Bancorp, Inc 710
3,732 (b) Bank First Corp 308
3,188,252 Bank of America Corp 126,797
23,380 (b) Bank of Hawaii Corp 1,338
7,728 (b) Bank of Marin Bancorp 125
7,072 Bank of NT Butterfield & Son Ltd 248
58,249 Bank OZK 2,388

CREF Equity Index Account June 30, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
27,509 BankUnited, Inc $ 805
15,735 Banner Corp 781
11,016 Bar Harbor Bankshares 296
6,589 BayCom Corp 134
7,362 BCB Bancorp, Inc 78
26,834 Berkshire Hills Bancorp, Inc 612
13,432 (a) Blue Foundry Bancorp 122
8,083 BOK Financial Corp 741
10,571 (a),(b) Bridgewater Bancshares, Inc 123
38,089 Brookline Bancorp, Inc 318
6,190 Burke & Herbert Financial Services Corp 316
6,436 Business First Bancshares, Inc 140
5,576 Byline Bancorp, Inc 132
85,151 Cadence Bank 2,408
2,502 Cambridge Bancorp 173
7,078 (b) Camden National Corp 234
4,609 (b) Capital Bancorp, Inc 94
9,158 Capital City Bank Group, Inc 260
33,828 Capitol Federal Financial, Inc 186
14,623 (a) Carter Bankshares, Inc 221
25,721 Cathay General Bancorp 970
21,511 Central Pacific Financial Corp 456
3,292 ChoiceOne Financial Services, Inc 94
900,223 Citigroup, Inc 57,128
9,568 Citizens & Northern Corp 171
206,881 Citizens Financial Group, Inc 7,454
2,180 (b) Citizens Financial Services, Inc 98
4,775 City Holding Co 507
7,262 Civista Bancshares, Inc 112
9,772 CNB Financial Corp 199
5,328 (a) Coastal Financial Corp 246
8,393 Colony Bankcorp, Inc 103
97,984 Columbia Banking System, Inc 1,949
17,061 (a) Columbia Financial, Inc 255
69,667 Comerica, Inc 3,556
58,590 Commerce Bancshares, Inc 3,268
29,222 Community Bank System, Inc 1,380
16,516 Community Trust Bancorp, Inc 721
7,965 Community West Bancshares 147
21,722 ConnectOne Bancorp, Inc 410
2,974 (a) CrossFirst Bankshares, Inc 42
24,821 Cullen/Frost Bankers, Inc 2,523
19,196 (a) Customers Bancorp, Inc 921
45,531 CVB Financial Corp 785
19,153 Dime Community Bancshares, Inc 391
17,266 Eagle Bancorp, Inc 326
64,760 East West Bancorp, Inc 4,742
94,260 Eastern Bankshares, Inc 1,318
6,481 Enterprise Bancorp, Inc 161
16,077 Enterprise Financial Services Corp 658
7,477 Equity Bancshares, Inc 263
3,546 Esquire Financial Holdings, Inc 169
6,206 (b) Farmers & Merchants Bancorp, Inc 144
18,150 Farmers National Banc Corp 227
13,107 FB Financial Corp 512
2,294 Fidelity D&D Bancorp, Inc 100
331,334 Fifth Third Bancorp 12,090
10,211 Financial Institutions, Inc 197
15,371 First Bancorp 491
75,472 First BanCorp 1,380
6,485 First Bancorp, Inc 161
6,018 First Bancshares, Inc 156

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
7,950 First Bank $ 101
26,747 First Busey Corp 648
4,107 First Business Financial Services, Inc 152
5,627 First Citizens Bancshares, Inc (Class A) 9,474
52,091 First Commonwealth Financial Corp 719
12,139 First Community Bancshares, Inc 447
44,172 First Financial Bancorp 982
70,877 First Financial Bankshares, Inc 2,093
505 First Financial Corp 19
19,660 First Foundation, Inc 129
71,845 First Hawaiian, Inc 1,492
266,280 First Horizon National Corp 4,199
3,850 (a) First Internet Bancorp 104
43,798 First Interstate BancSystem, Inc 1,216
29,933 First Merchants Corp 996
7,120 First Mid Bancshares, Inc 234
15,462 First of Long Island Corp 155
4,047 (a) First Western Financial, Inc 69
6,452 (b) Five Star Bancorp 153
4,145 Flushing Financial Corp 55
157,037 FNB Corp 2,148
3,291 FS Bancorp, Inc 120
75,484 Fulton Financial Corp 1,282
7,652 (a),(b) FVCBankcorp, Inc 84
5,087 German American Bancorp, Inc 180
63,141 Glacier Bancorp, Inc 2,356
1,871 Great Southern Bancorp, Inc 104
3,479 (b) Greene County Bancorp, Inc 117
1,346 (b) Guaranty Bancshares, Inc 42
47,878 Hancock Whitney Corp 2,290
23,963 Hanmi Financial Corp 401
16,668 HarborOne Bancorp, Inc 186
6,442 HBT Financial, Inc 132
13,408 Heartland Financial USA, Inc 596
25,661 Heritage Commerce Corp 223
22,188 Heritage Financial Corp 400
35,248 Hilltop Holdings, Inc 1,103
997 Hingham Institution For Savings The 178
4,264 Home Bancorp, Inc 171
81,882 Home Bancshares, Inc 1,962
15,022 HomeStreet, Inc 171
13,541 HomeTrust Bancshares, Inc 407
59,403 Hope Bancorp, Inc 638
2,709 Horizon Bancorp, Inc 34
675,748 Huntington Bancshares, Inc 8,906
17,558 Independent Bank Corp 474
9,002 Independent Bank Corp 457
20,253 Independent Bank Group, Inc 922
25,194 International Bancshares Corp 1,441
5,837 (b) John Marshall Bancorp, Inc 102
1,346,419 JPMorgan Chase & Co 272,327
8,268 Kearny Financial Corp 51
434,062 Keycorp 6,168
13,317 Lakeland Financial Corp 819
14,926 Live Oak Bancshares, Inc 523
77,098 M&T Bank Corp 11,670
19,210 Macatawa Bank Corp 280
1,529 Mercantile Bank Corp 62
10,190 Metrocity Bankshares, Inc 269
4,420 (a),(b) Metropolitan Bank Holding Corp 186
7,348 Mid Penn Bancorp, Inc 161
3,829 (b) Middlefield Banc Corp 92

CREF Equity Index Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
10,800 Midland States Bancorp, Inc $ 245
7,821 MidWestOne Financial Group, Inc 176
5,369 MVB Financial Corp 100
19,324 National Bank Holdings Corp 755
18,373 (a) NB Bancorp, Inc 277
21,431 NBT Bancorp, Inc 827
356,081 (b) New York Community Bancorp, Inc 1,147
6,480 Nicolet Bankshares, Inc 538
3,442 Northeast Bank 209
5,507 Northeast Community Bancorp, Inc 98
5,388 Northfield Bancorp, Inc 51
2,656 Northrim BanCorp, Inc 153
59,870 Northwest Bancshares, Inc 692
3,544 (b) Norwood Financial Corp 90
1,494,128 (a) NU Holdings Ltd 19,259
12,012 OceanFirst Financial Corp 191
33,903 OFG Bancorp 1,270
140,017 Old National Bancorp 2,407
21,667 Old Second Bancorp, Inc 321
2,418 Orange County Bancorp, Inc 128
11,057 Origin Bancorp, Inc 351
5,318 (b) Orrstown Financial Services, Inc 146
51,153 Pacific Premier Bancorp, Inc 1,175
7,855 Park National Corp 1,118
5,178 Parke Bancorp, Inc 90
20,574 Pathward Financial, Inc 1,164
5,966 PCB Bancorp 97
267 Peapack Gladstone Financial Corp 6
4,697 Peoples Bancorp, Inc 141
5,712 Peoples Financial Services Corp 260
41,191 Pinnacle Financial Partners, Inc 3,297
2,662 Plumas Bancorp 96
188,240 PNC Financial Services Group, Inc 29,268
11,515 (a) Ponce Financial Group, Inc 105
32,476 Popular, Inc 2,872
2,087 Preferred Bank 158
20,188 Premier Financial Corp 413
8,140 Primis Financial Corp 85
41,648 Prosperity Bancshares, Inc 2,546
59,185 Provident Financial Services, Inc 849
8,729 QCR Holdings, Inc 524
9,265 RBB Bancorp 174
2,235 Red River Bancshares, Inc 107
446,451 Regions Financial Corp 8,947
30,881 Renasant Corp 943
6,104 (b) Republic Bancorp, Inc (Class A) 327
13,081 (b) S&T Bancorp, Inc 437
22,606 Sandy Spring Bancorp, Inc 551
34,531 Seacoast Banking Corp of Florida 816
24,631 ServisFirst Bancshares, Inc 1,556
9,123 Shore Bancshares, Inc 104
8,919 (b) Sierra Bancorp 200
55,218 Simmons First National Corp (Class A) 971
5,382 SmartFinancial, Inc 127
5,202 South Plains Financial, Inc 140
4,079 (a) Southern First Bancshares, Inc 119
4,139 Southern Missouri Bancorp, Inc 186
3,924 Southern States Bancshares, Inc 107
10,544 (b) Southside Bancshares, Inc 291
38,442 SouthState Corp 2,938
23,920 Stellar Bancorp, Inc 549
11,262 Stock Yards Bancorp, Inc 559

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
74,250 Synovus Financial Corp $ 2,984
27,678 (a) Texas Capital Bancshares, Inc 1,692
6,549 (a) Third Coast Bancshares, Inc 139
3,562 Timberland Bancorp, Inc 97
7,201 Tompkins Trustco, Inc 352
34,516 Towne Bank 941
19,212 Trico Bancshares 760
10,668 (a) Triumph Financial, Inc 872
634,840 Truist Financial Corp 24,664
2,656 TrustCo Bank Corp NY 76
34,442 Trustmark Corp 1,035
23,900 UMB Financial Corp 1,994
68,198 United Bankshares, Inc 2,212
48,352 United Community Banks, Inc 1,231
3,873 Unity Bancorp, Inc 115
5,426 Univest Financial Corp 124
732,251 US Bancorp 29,070
154,740 Valley National Bancorp 1,080
22,054 Veritex Holdings, Inc 465
25,531 Washington Federal, Inc 730
3,676 Washington Trust Bancorp, Inc 101
85,391 Webster Financial Corp 3,722
1,646,095 Wells Fargo & Co 97,762
21,097 WesBanco, Inc 589
11,970 West Bancorporation, Inc 214
13,352 Westamerica Bancorporation 648
53,770 Western Alliance Bancorp 3,378
31,127 Wintrust Financial Corp 3,068
37,346 WSFS Financial Corp 1,755
67,952 Zions Bancorporation 2,947
TOTAL BANKS 879,169
CAPITAL GOODS - 6.2%
29,422 (a),(b) 374Water, Inc 35
66,252 (a) 3D Systems Corp 203
263,361 3M Co 26,913
57,428 A.O. Smith Corp 4,696
32,247 Aaon, Inc 2,813
11,925 (a) AAR Corp 867
13,778 Acuity Brands, Inc 3,327
31,531 Advanced Drainage Systems, Inc 5,057
58,431 Aecom Technology Corp 5,150
12,268 (a) Aerovironment, Inc 2,235
8,143 (a) AerSale Corp 56
29,823 AGCO Corp 2,919
38,659 Air Lease Corp 1,837
5,157 Alamo Group, Inc 892
16,794 Albany International Corp (Class A) 1,418
37,089 Allegion plc 4,382
6,739 Allied Motion Technologies, Inc 170
41,023 Allison Transmission Holdings, Inc 3,114
10,745 Alta Equipment Group, Inc 86
13,776 (a),(b) Ameresco, Inc 397
16,039 (a) American Superconductor Corp 375
7,436 (a) American Woodmark Corp 584
106,449 Ametek, Inc 17,746
98,441 (a) API Group Corp 3,704
4,551 Apogee Enterprises, Inc 286
17,287 Applied Industrial Technologies, Inc 3,354
63,826 (a),(b) Archer Aviation, Inc 225
26,444 Arcosa, Inc 2,206
10,471 Argan, Inc 766

CREF Equity Index Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
20,887 Armstrong World Industries, Inc $ 2,365
69,116 (a) Array Technologies, Inc 709
15,250 Astec Industries, Inc 452
15,755 (a) Astronics Corp 316
16,113 Atkore, Inc 2,174
32,661 (a) Axon Enterprise, Inc 9,610
60,195 (a) AZEK Co, Inc 2,536
13,571 AZZ, Inc 1,048
25,595 Barnes Group, Inc 1,060
30,037 (a) Beacon Roofing Supply, Inc 2,718
19,926 (a),(b) Blink Charging Co 55
75,992 (a),(b) Bloom Energy Corp 930
16,572 (a) Blue Bird Corp 892
4,896 (a) BlueLinx Holdings, Inc 456
273,093 (a) Boeing Co 49,706
16,526 Boise Cascade Co 1,970
4,978 (a) Bowman Consulting Group Ltd 158
13,313 (b) Brookfield Business Corp 272
59,390 (a) Builders FirstSource, Inc 8,220
40,627 BWX Technologies, Inc 3,860
8,469 Cadre Holdings, Inc 284
23,004 Carlisle Cos, Inc 9,321
386,454 Carrier Global Corp 24,378
229,709 Caterpillar, Inc 76,516
6,740 (a) Centuri Holdings, Inc 131
120,169 (a),(b) ChargePoint Holdings, Inc 181
20,872 (a),(b) Chart Industries, Inc 3,013
439,165 CNH Industrial NV 4,449
14,727 Columbus McKinnon Corp 509
17,475 Comfort Systems USA, Inc 5,315
15,927 (a),(b) Commercial Vehicle Group, Inc 78
13,197 (a) Concrete Pumping Holdings, Inc 79
11,212 (a) Construction Partners, Inc 619
83,036 (a) Core & Main, Inc 4,064
21,581 Crane Co 3,129
7,468 CSW Industrials, Inc 1,981
65,168 Cummins, Inc 18,047
16,504 Curtiss-Wright Corp 4,472
30,728 (a),(b) Custom Truck One Source, Inc 134
119,692 Deere & Co 44,721
27,073 (a) DNOW, Inc 372
52,930 Donaldson Co, Inc 3,788
16,771 Douglas Dynamics, Inc 392
62,548 Dover Corp 11,287
8,048 (a) Ducommun, Inc 467
11,117 (a) DXP Enterprises, Inc 510
11,046 (a) Dycom Industries, Inc 1,864
187,559 Eaton Corp plc 58,809
21,296 EMCOR Group, Inc 7,775
268,706 Emerson Electric Co 29,601
7,075 Encore Wire Corp 2,051
24,905 (a) Energy Recovery, Inc 331
12,892 (a),(b) Energy Vault Holdings, Inc 12
32,971 Enerpac Tool Group Corp 1,259
18,213 EnerSys 1,885
55,762 (a),(b) Enovix Corp 862
11,263 EnPro Industries, Inc 1,640
28,088 Esab Corp 2,652
13,003 ESCO Technologies, Inc 1,366
9,017 (a),(b) Eve Holding, Inc 37
266,692 Fastenal Co 16,759
32,884 Federal Signal Corp 2,751

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
96,207 Ferguson plc $ 18,630
55,538 Flowserve Corp 2,671
18,242 (a),(b) Fluence Energy, Inc 316
79,566 (a) Fluor Corp 3,465
165,023 Fortive Corp 12,228
58,578 Fortune Brands Innovations, Inc 3,804
20,104 Franklin Electric Co, Inc 1,936
54,773 (a) Freyr Battery, Inc 93
49,125 FTAI Aviation Ltd 5,071
176,294 (a),(b) FuelCell Energy, Inc 113
79,515 (a) Gates Industrial Corp plc 1,257
14,376 GATX Corp 1,903
129,169 (a) GE Vernova, Inc 22,154
4,819 (a) Gencor Industries, Inc 93
26,482 (a) Generac Holdings, Inc 3,501
128,241 General Dynamics Corp 37,208
512,117 General Electric Co 81,411
17,907 (a) Gibraltar Industries, Inc 1,228
9,938 Global Industrial Co 312
14,160 (a) GMS, Inc 1,141
12,385 Gorman-Rupp Co 455
78,611 Graco, Inc 6,232
95,580 GrafTech International Ltd 93
4,871 (a) Graham Corp 137
20,341 Granite Construction, Inc 1,261
44,924 (a) Great Lakes Dredge & Dock Corp 394
14,394 Greenbrier Cos, Inc 713
20,793 Griffon Corp 1,328
17,554 H&E Equipment Services, Inc 775
63,817 (a) Hayward Holdings, Inc 785
21,280 HEICO Corp 4,758
38,786 HEICO Corp (Class A) 6,885
16,194 Helios Technologies, Inc 773
13,619 Herc Holdings, Inc 1,815
41,915 Hexcel Corp 2,618
32,149 Hillenbrand, Inc 1,287
69,001 (a) Hillman Solutions Corp 611
306,057 Honeywell International, Inc 65,355
190,042 Howmet Aerospace, Inc 14,753
25,443 Hubbell, Inc 9,299
22,109 (a) Hudson Technologies, Inc 194
16,667 Huntington Ingalls Industries, Inc 4,106
63,978 (a),(b) Hyliion Holdings Corp 104
7,224 Hyster-Yale Materials Handling, Inc 504
37,542 IDEX Corp 7,553
5,334 (a) IES Holdings, Inc 743
139,131 Illinois Tool Works, Inc 32,968
192,430 Ingersoll Rand, Inc 17,480
3,056 Insteel Industries, Inc 95
39,987 ITT, Inc 5,166
41,873 (a) Janus International Group, Inc 529
45,832 (a) JELD-WEN Holding, Inc 617
9,952 John Bean Technologies Corp 945
318,910 Johnson Controls International plc 21,198
5,348 Kadant, Inc 1,571
3,197 Karat Packaging, Inc 95
45,625 Kennametal, Inc 1,074
66,946 (a) Kratos Defense & Security Solutions, Inc 1,340
88,956 L3Harris Technologies, Inc 19,978
9,846 (a) Lawson Products, Inc 295
4,363 (a) LB Foster Co (Class A) 94
15,315 Lennox International, Inc 8,193

CREF Equity Index Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
24,937 (a) Leonardo DRS, Inc $ 636
4,566 (a) Limbach Holdings, Inc 260
28,514 Lincoln Electric Holdings, Inc 5,379
5,950 Lindsay Corp 731
4,837 (a) Loar Holdings, Inc 258
100,313 Lockheed Martin Corp 46,856
12,965 LSI Industries, Inc 188
17,575 Luxfer Holdings plc 204
22,630 (a) Manitowoc Co, Inc 261
107,444 Masco Corp 7,163
32,416 (a) Mastec, Inc 3,468
67,350 (a) Masterbrand, Inc 989
12,603 (a) Matrix Service Co 125
5,952 (a) Mayville Engineering Co Inc 99
8,494 McGrath RentCorp 905
96,446 MDU Resources Group, Inc 2,421
30,340 (a) Mercury Computer Systems, Inc 819
24,886 (a) Middleby Corp 3,051
7,280 Miller Industries, Inc 401
14,585 Moog, Inc (Class A) 2,440
43,932 (a) MRC Global, Inc 567
19,273 MSC Industrial Direct Co (Class A) 1,529
57,366 Mueller Industries, Inc 3,266
85,916 Mueller Water Products, Inc (Class A) 1,540
6,055 (a) MYR Group, Inc 822
3,534 National Presto Industries, Inc 266
10,242 (a) Net Power, Inc 101
60,488 (a) NEXTracker, Inc 2,836
2,944 (a) Nikola Corp 24
25,712 Nordson Corp 5,964
65,585 Northrop Grumman Corp 28,592
6,891 (a) Northwest Pipe Co 234
16,026 (a),(b) NuScale Power Corp 187
74,858 nVent Electric plc 5,735
2,354 Omega Flex, Inc 121
14,387 (a) Orion Marine Group, Inc 137
27,603 Oshkosh Corp 2,987
185,303 Otis Worldwide Corp 17,837
39,754 Owens Corning, Inc 6,906
241,384 PACCAR, Inc 24,848
14,228 Park Aerospace Corp 195
60,689 Parker-Hannifin Corp 30,697
3,997 Park-Ohio Holdings Corp 103
20,471 (a) Parsons Corp 1,675
81,606 Pentair plc 6,257
274,975 (a),(b) Plug Power, Inc 641
2,948 Powell Industries, Inc 423
1,801 Preformed Line Products Co 224
28,783 Primoris Services Corp 1,436
15,505 (a) Proto Labs, Inc 479
16,969 Quanex Building Products Corp 469
68,806 Quanta Services, Inc 17,483
13,498 (a) RBC Bearings, Inc 3,642
32,418 Regal-Beloit Corp 4,384
82,950 (a) Resideo Technologies, Inc 1,623
8,757 REV Group, Inc 218
109,316 (a),(b) Rocket Lab USA, Inc 525
54,516 Rockwell Automation, Inc 15,007
624,651 RTX Corp 62,709
10,342 Rush Enterprises, Inc 406
22,836 Rush Enterprises, Inc (Class A) 956
80,042 Sensata Technologies Holding plc 2,993

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
63,890 (a),(b) SES AI Corp $ 80
81,772 (a) Shoals Technologies Group, Inc 510
18,886 Shyft Group, Inc 224
19,894 Simpson Manufacturing Co, Inc 3,353
24,415 (a) SiteOne Landscape Supply, Inc 2,964
23,368 Snap-On, Inc 6,108
59,911 (a) Spirit Aerosystems Holdings, Inc (Class A) 1,969
23,935 (a) SPX Technologies, Inc 3,402
4,143 Standex International Corp 668
77,790 Stanley Black & Decker, Inc 6,215
73,460 (a) Stem, Inc 82
13,737 (a) Sterling Construction Co, Inc 1,626
110,732 (a),(b) Sunrun, Inc 1,313
10,462 Tecnoglass, Inc 525
10,075 Tennant Co 992
35,787 Terex Corp 1,963
87,191 Textron, Inc 7,486
24,419 (a) Thermon Group Holdings, Inc 751
26,899 Timken Co 2,155
27,553 (a) Titan International, Inc 204
11,613 (a) Titan Machinery, Inc 185
51,928 Toro Co 4,856
107,148 Trane Technologies plc 35,244
3,856 (a) Transcat, Inc 461
25,384 TransDigm Group, Inc 32,431
52,464 (a) Trex Co, Inc 3,889
37,946 Trinity Industries, Inc 1,135
32,779 (a) Triumph Group, Inc 505
27,269 (a) Tutor Perini Corp 594
26,618 UFP Industries, Inc 2,981
31,199 United Rentals, Inc 20,177
7,860 (a) V2X, Inc 377
10,628 Valmont Industries, Inc 2,917
164,299 Vertiv Holdings Co 14,223
12,845 (a) Vicor Corp 426
4,297 (a),(b) Virgin Galactic Holdings, Inc 36
20,696 W.W. Grainger, Inc 18,673
23,411 Wabash National Corp 511
16,513 Watsco, Inc 7,649
12,667 Watts Water Technologies, Inc (Class A) 2,323
22,053 WESCO International, Inc 3,496
81,108 Westinghouse Air Brake Technologies Corp 12,819
1,487 Willis Lease Finance Corp 103
89,818 (a) WillScot Mobile Mini Holdings Corp 3,381
30,482 Woodward Inc 5,315
17,318 (a),(b) Xometry, Inc 200
113,464 Xylem, Inc 15,389
65,462 Zurn Elkay Water Solutions Corp 1,925
TOTAL CAPITAL GOODS 1,545,424
COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
27,128 ABM Industries, Inc 1,372
5,587 ACCO Brands Corp 26
57,811 (a) ACV Auctions, Inc 1,055
174,070 (a) Alight, Inc 1,285
11,286 Aris Water Solution, Inc 177
19,073 (a) ASGN, Inc 1,682
392,127 (a),(b) Aurora Innovation, Inc 1,086
191,121 Automatic Data Processing, Inc 45,619
20,580 Barrett Business Services, Inc 674
60,886 (a),(b) BlackSky Technology, Inc 65
61,673 Booz Allen Hamilton Holding Corp 9,491

CREF Equity Index Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
16,522 (a) BrightView Holdings, Inc $ 220
18,487 Brink's Co 1,893
53,827 Broadridge Financial Solutions, Inc 10,604
9,248 (a) CACI International, Inc (Class A) 3,978
26,846 (a) Casella Waste Systems, Inc (Class A) 2,664
18,053 (a) CBIZ, Inc 1,338
14,787 (a) CECO Environmental Corp 427
8,021 (a) Cimpress plc 703
40,902 Cintas Corp 28,642
226,376 (a) Clarivate plc 1,288
23,755 (a) Clean Harbors, Inc 5,372
21,043 Concentrix Corp 1,332
91,431 (a) Conduent, Inc 298
409,477 (a) Copart, Inc 22,177
49,610 (a) CoreCivic, Inc 644
192,612 (a) CoStar Group, Inc 14,280
3,881 CRA International, Inc 668
17,763 CSG Systems International, Inc 731
22,984 Deluxe Corp 516
20,676 (a) Driven Brands Holdings, Inc 263
129,661 Dun & Bradstreet Holdings, Inc 1,201
1,045 Ennis, Inc 23
59,468 Equifax, Inc 14,419
86,090 (a) ExlService Holdings, Inc 2,700
28,338 Exponent, Inc 2,695
15,944 First Advantage Corp 256
7,582 (a),(b) Forrester Research, Inc 129
7,620 (a) Franklin Covey Co 290
16,142 (a) FTI Consulting, Inc 3,479
81,103 Genpact Ltd 2,611
42,598 (a) GEO Group, Inc 612
42,732 (a) Harsco Corp 369
40,910 (a) Healthcare Services Group 433
14,300 Heidrick & Struggles International, Inc 452
37,280 Herman Miller, Inc 988
27,032 HNI Corp 1,217
9,371 (a) Huron Consulting Group, Inc 923
6,267 ICF International, Inc 930
12,531 (a),(b) Innodata, Inc 186
19,828 Insperity, Inc 1,809
44,581 Interface, Inc 654
59,295 Jacobs Solutions, Inc 8,284
66,111 KBR, Inc 4,240
20,372 Kelly Services, Inc (Class A) 436
11,207 Kforce, Inc 696
29,134 Korn/Ferry International 1,956
52,870 (a) LanzaTech Global, Inc 98
13,624 (a) Legalzoom.com, Inc 114
62,921 Leidos Holdings, Inc 9,179
19,090 (a) Liquidity Services, Inc 381
25,524 Manpower, Inc 1,782
16,885 Matthews International Corp (Class A) 423
31,583 MAXIMUS, Inc 2,707
12,017 (a) Montrose Environmental Group, Inc 535
15,466 MSA Safety, Inc 2,903
4,961 NL Industries, Inc 30
5,211 (a) NV5 Global, Inc 484
67,918 (a) OPENLANE, Inc 1,127
149,731 Paychex, Inc 17,752
24,132 Paycom Software, Inc 3,452
33,846 (a) Performant Financial Corp 98
95,984 Pitney Bowes, Inc 488

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
79,689 (a),(b) Planet Labs PBC $ 148
83,579 RB Global, Inc 6,382
4,854 (a) Red Violet, Inc 123
94,041 Republic Services, Inc 18,276
20,546 Resources Connection, Inc 227
52,374 Robert Half International, Inc 3,351
131,128 Rollins, Inc 6,398
23,991 Science Applications International Corp 2,820
10,651 (a) Spire Global, Inc 115
100,288 SS&C Technologies Holdings, Inc 6,285
61,807 Steelcase, Inc (Class A) 801
49,051 (a) Stericycle, Inc 2,851
12,139 (a) Sterling Check Corp 180
25,107 Tetra Tech, Inc 5,134
92,480 TransUnion 6,858
15,001 TriNet Group, Inc 1,500
19,072 (a) TrueBlue, Inc 196
10,054 TTEC Holdings, Inc 59
8,983 Unifirst Corp 1,541
63,645 (a) Upwork, Inc 684
115,953 Veralto Corp 11,070
68,472 Verisk Analytics, Inc 18,457
63,620 (a) Verra Mobility Corp 1,730
54,222 Vestis Corp 663
15,178 (a) Viad Corp 516
5,586 VSE Corp 493
188,299 Waste Management, Inc 40,172
5,398 (a) Willdan Group, Inc 156
21,544 (a) WNS Holdings Ltd 1,131
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 392,428
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.6%
18,290 (a) 1-800-FLOWERS.COM, Inc (Class A) 174
18,402 Aaron's Co, Inc 184
23,424 (a) Abercrombie & Fitch Co (Class A) 4,166
36,738 Academy Sports & Outdoors, Inc 1,956
28,577 Advance Auto Parts, Inc 1,810
4,364,020 (a) Amazon.com, Inc 843,347
85,497 American Eagle Outfitters, Inc 1,706
3,312 (a) America's Car-Mart, Inc 199
23,822 Arhaus, Inc 404
65,041 Arko Corp 408
7,272 (a) Asbury Automotive Group, Inc 1,657
12,767 (a) Autonation, Inc 2,035
8,267 (a) Autozone, Inc 24,504
62,461 (a) BARK, Inc 113
101,629 Bath & Body Works, Inc 3,969
101,281 Best Buy Co, Inc 8,537
15,681 (a) Boot Barn Holdings, Inc 2,022
14,004 Buckle, Inc 517
7,271 Build-A-Bear Workshop, Inc 184
29,889 (a) Burlington Stores, Inc 7,173
20,111 Caleres, Inc 676
22,123 (b) Camping World Holdings, Inc 395
78,807 (a) Carmax, Inc 5,780
47,579 (a) Carvana Co 6,124
3,852 (a) Citi Trends, Inc 82
543,705 (a) Coupang, Inc 11,391
32,814 (b) Designer Brands, Inc 224
30,615 (a),(b) Destination XL Group, Inc 111
25,367 Dick's Sporting Goods, Inc 5,450
1,003 (b) Dillard's, Inc (Class A) 442

CREF Equity Index Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
237,536 eBay, Inc $ 12,760
61,188 (a) Etsy, Inc 3,609
34,837 (a),(b) EVgo, Inc 85
27,604 (a) Five Below, Inc 3,008
49,914 (a) Floor & Decor Holdings, Inc 4,962
33,391 Foot Locker, Inc 832
10,965 (a) Funko, Inc 107
108,270 (a),(b) GameStop Corp (Class A) 2,673
81,317 Gap, Inc 1,943
7,998 (a),(b) Genesco, Inc 207
64,617 Genuine Parts Co 8,938
10,931 (a) GigaCloud Technology, Inc 333
6,868 Group 1 Automotive, Inc 2,042
10,720 (a) Groupon, Inc 164
29,518 (a),(b) GrowGeneration Corp 63
9,098 Haverty Furniture Cos, Inc 230
635 Hibbett Sports, Inc 55
466,040 Home Depot, Inc 160,430
65,995 Kohl's Corp 1,517
9,431 (a) Lands' End, Inc 128
59,869 (a),(b) Leslie's, Inc 251
13,553 Lithia Motors, Inc (Class A) 3,421
113,390 LKQ Corp 4,716
269,090 Lowe's Cos, Inc 59,324
109,170 Macy's, Inc 2,096
11,739 (a) MarineMax, Inc 380
18,107 Monro Muffler, Inc 432
8,996 Murphy USA, Inc 4,223
47,869 (a) National Vision Holdings, Inc 627
57,180 Nordstrom, Inc 1,213
18,624 (a) ODP Corp 731
27,556 (a) Ollie's Bargain Outlet Holdings, Inc 2,705
5,690 (a),(b) OneWater Marine, Inc 157
27,959 (a) O'Reilly Automotive, Inc 29,526
24,586 (a),(b) Overstock.com, Inc 322
6,625 Penske Auto Group, Inc 987
40,988 (a) Petco Health & Wellness Co, Inc 155
18,519 Pool Corp 5,691
46,411 (a) RealReal, Inc 148
19,596 (a),(b) Revolve Group, Inc 312
7,732 (a) RH 1,890
152,340 Ross Stores, Inc 22,138
7,776 (a) Sally Beauty Holdings, Inc 83
13,763 (a),(b) Savers Value Village, Inc 168
4,712 Shoe Carnival, Inc 174
20,162 Signet Jewelers Ltd 1,806
13,058 (a) Sleep Number Corp 125
62 Sonic Automotive, Inc (Class A) 3
32,244 (a) Stitch Fix, Inc 134
30,109 (a),(b) ThredUp, Inc 51
6,790 (a) Tilly's, Inc 41
532,285 TJX Cos, Inc 58,605
50,647 Tractor Supply Co 13,675
22,854 (a) Ulta Beauty, Inc 8,819
24,944 Upbound Group, Inc 766
31,536 (a) Urban Outfitters, Inc 1,295
66,985 (a) Valvoline, Inc 2,894
37,799 (a) Victoria's Secret & Co 668
42,783 (a) Warby Parker, Inc 687
41,399 (a) Wayfair, Inc 2,183
29,826 Williams-Sonoma, Inc 8,422
1,945 Winmark Corp 686

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
11,661 (a) Zumiez, Inc $ 227
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,382,783
CONSUMER DURABLES & APPAREL - 1.0%
15,286 Acushnet Holdings Corp 970
56,955 (a) Amer Sports, Inc 716
35,953 (a),(b) AMMO, Inc 60
1,361 (a) Beazer Homes USA, Inc 37
14,995 (a) BK LC Lux Finco 2 Sarl 816
35,190 Brunswick Corp 2,561
63,158 (a) Callaway Golf Co 966
42,913 (a) Capri Holdings Ltd 1,420
19,479 Carter's, Inc 1,207
5,040 (a) Cavco Industries, Inc 1,745
13,611 Century Communities, Inc 1,111
14,289 Clarus Corp 96
14,763 Columbia Sportswear Co 1,167
23,677 (a) Cricut, Inc 142
24,729 (a) Crocs, Inc 3,609
12,211 (a) Deckers Outdoor Corp 11,820
139,300 DR Horton, Inc 19,632
10,739 (a) Dream Finders Homes, Inc 277
18,783 Ethan Allen Interiors, Inc 524
72,738 (a) Garmin Ltd 11,851
24,084 (a) G-III Apparel Group Ltd 652
74,136 (a) GoPro, Inc 105
7,038 (a) Green Brick Partners, Inc 403
156,073 (a) Hanesbrands, Inc 769
65,299 Hasbro, Inc 3,820
13,347 (a) Helen of Troy Ltd 1,238
5,483 Hooker Furniture Corp 79
2,792 (a) Hovnanian Enterprises, Inc 396
11,276 Installed Building Products, Inc 2,319
15,263 (a) iRobot Corp 139
3,583 Johnson Outdoors, Inc 125
34,928 KB Home 2,451
30,075 Kontoor Brands, Inc 1,989
12,660 (a) Latham Group, Inc 38
25,091 La-Z-Boy, Inc 935
4,968 (a) Legacy Housing Corp 114
73,033 Leggett & Platt, Inc 837
114,668 Lennar Corp (Class A) 17,185
6,837 Lennar Corp (Class B) 953
12,635 (a) LGI Homes, Inc 1,131
5,568 (a) Lovesac Co 126
56,686 (a) Lululemon Athletica, Inc 16,932
13,163 (a) M/I Homes, Inc 1,608
13,092 (a) Malibu Boats, Inc 459
8,407 Marine Products Corp 85
13,690 (a) MasterCraft Boat Holdings, Inc 258
167,123 (a) Mattel, Inc 2,717
17,632 Meritage Homes Corp 2,854
28,443 (a) Mohawk Industries, Inc 3,231
11,320 Movado Group, Inc 281
125,637 Newell Rubbermaid, Inc 805
565,038 Nike, Inc (Class B) 42,587
1,342 (a) NVR, Inc 10,184
8,770 Oxford Industries, Inc 878
145,284 (a),(b) Peloton Interactive, Inc 491
24,590 Polaris Industries, Inc 1,926
99,478 Pulte Homes, Inc 10,953
27,406 (a),(b) Purple Innovation, Inc 29

CREF Equity Index Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
27,729 PVH Corp $ 2,936
19,684 Ralph Lauren Corp 3,446
3,738 Rocky Brands, Inc 138
31,093 SharkNinja Global SPV Ltd 2,337
61,539 (a) Skechers U.S.A., Inc (Class A) 4,254
28,672 (a) Skyline Champion Corp 1,943
29,016 Smith & Wesson Brands, Inc 416
67,337 (a) Sonos, Inc 994
44,766 Steven Madden Ltd 1,894
3,716 Sturm Ruger & Co, Inc 155
6,084 (a) Superior Uniform Group, Inc 115
115,012 Tapestry, Inc 4,921
44,029 (a) Taylor Morrison Home Corp 2,441
87,531 Tempur Sealy International, Inc 4,144
46,691 Toll Brothers, Inc 5,378
15,774 (a) TopBuild Corp 6,077
12,158 (a) Traeger, Inc 29
47,835 (a) Tri Pointe Homes, Inc 1,782
84,878 (a) Under Armour, Inc (Class A) 566
110,542 (a) Under Armour, Inc (Class C) 722
164,277 (b) VF Corp 2,218
28,750 (a) Vista Outdoor, Inc 1,082
34,786 (a),(b) Vizio Holding Corp 376
19,639 Whirlpool Corp 2,007
48,726 Wolverine World Wide, Inc 659
46,993 (a) YETI Holdings, Inc 1,793
TOTAL CONSUMER DURABLES & APPAREL 245,632
CONSUMER SERVICES - 2.2%
25,118 (a) Accel Entertainment, Inc 258
86,801 ADT, Inc 660
11,253 (a) Adtalem Global Education, Inc 768
205,280 (a) Airbnb, Inc 31,127
7,436 (a) American Public Education, Inc 131
108,444 Aramark 3,689
17,816 (a) BALLY'S CORP 213
769 (a) Biglari Holdings, Inc (B Shares) 149
15,173 (a) BJ's Restaurants, Inc 527
44,145 Bloomin' Brands, Inc 849
16,005 Booking Holdings, Inc 63,404
31,873 Boyd Gaming Corp 1,756
28,106 (a) Bright Horizons Family Solutions, Inc 3,094
25,489 (a) Brinker International, Inc 1,845
97,639 (a) Caesars Entertainment, Inc 3,880
495,919 (a) Carnival Corp 9,284
11,838 Carriage Services, Inc 318
35,423 (a) Cava Group, Inc 3,285
23,639 (b) Cheesecake Factory 929
54,286 (a) Chegg, Inc 172
641,550 (a) Chipotle Mexican Grill, Inc (Class A) 40,193
13,984 (b) Choice Hotels International, Inc 1,664
32,858 Churchill Downs, Inc 4,587
12,474 (a) Chuy's Holdings, Inc 323
57,806 (a) Coursera, Inc 414
12,944 (b) Cracker Barrel Old Country Store, Inc 546
58,405 Darden Restaurants, Inc 8,838
23,587 (a) Dave & Buster's Entertainment, Inc 939
41,277 (a) Denny's Corp 293
28,592 (a) Despegar.com Corp 378
7,772 Dine Brands Global Inc. 281
15,719 Domino's Pizza, Inc 8,116
162,804 (a) DoorDash, Inc 17,710

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
196,196 (a) DraftKings, Inc $ 7,489
17,216 (a) Duolingo, Inc 3,592
43,029 (a) Dutch Bros, Inc 1,781
14,501 (a) El Pollo Loco Holdings, Inc 164
2,242 (a),(c) Empire Resorts, Inc 0 ^
10,835 (a),(b) European Wax Center, Inc 108
45,885 (a) Everi Holdings, Inc 385
62,889 (a) Expedia Group, Inc 7,923
7,524 (a) First Watch Restaurant Group, Inc 132
45,952 (a) Frontdoor, Inc 1,553
16,841 (a) Full House Resorts, Inc 84
16,169 (a),(b) Global Business Travel Group I 107
7,389 Golden Entertainment, Inc 230
1,473 Graham Holdings Co 1,030
12,080 (a) Grand Canyon Education, Inc 1,690
70,456 H&R Block, Inc 3,821
34,161 (a) Hilton Grand Vacations, Inc 1,381
116,880 Hilton Worldwide Holdings, Inc 25,503
19,921 Hyatt Hotels Corp 3,026
11,356 (a) Inspired Entertainment, Inc 104
54,564 International Game Technology plc 1,116
2,856 Jack in the Box, Inc 145
44,656 (b) Krispy Kreme, Inc 480
2,885 (a) Kura Sushi USA, Inc 182
167,139 Las Vegas Sands Corp 7,396
62,559 Laureate Education, Inc 935
20,784 (a) Life Time Group Holdings, Inc 391
45,102 (a) Light & Wonder, Inc 4,730
12,366 (a) Lincoln Educational Services Corp 147
10,890 (a) Lindblad Expeditions Holdings, Inc 105
110,297 Marriott International, Inc (Class A) 26,667
13,041 Marriott Vacations Worldwide Corp 1,139
338,514 McDonald's Corp 86,267
114,548 (a) MGM Resorts International 5,091
22,276 (a),(b) Mister Car Wash, Inc 159
7,140 Monarch Casino & Resort, Inc 486
22,451 (a),(b) Mondee Holdings, Inc 54
1,387 Nathan's Famous, Inc 94
29,475 (a) Nerdy, Inc 49
204,209 (a) Norwegian Cruise Line Holdings Ltd 3,837
29,338 (a) OneSpaWorld Holdings Ltd 451
18,811 (b) Papa John's International, Inc 884
46,409 (a) Penn National Gaming, Inc 898
46,334 Perdoceo Education Corp 992
45,756 (a) Planet Fitness, Inc 3,367
18,591 (a) PlayAGS, Inc 214
12,559 (a) Portillo's, Inc 122
13,091 (a) Potbelly Corp 105
6,547 RCI Hospitality Holdings, Inc 285
26,499 Red Rock Resorts, Inc 1,456
111,282 (a) Royal Caribbean Cruises Ltd 17,742
28,549 (a) Rush Street Interactive, Inc 274
186,641 (a),(b) Sabre Corp 498
22,953 (a) SeaWorld Entertainment, Inc 1,247
70,217 Service Corp International 4,995
20,425 (a) Shake Shack, Inc 1,838
42,367 (a) Six Flags Entertainment Corp 1,404
526,478 Starbucks Corp 40,986
11,328 Strategic Education, Inc 1,254
23,465 (a) Stride, Inc 1,654
67,428 (a),(b) Super Group SGHC Ltd 218
44,740 (a) Sweetgreen, Inc 1,348

CREF Equity Index Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
21,327 (a),(b) Target Hospitality Corp $ 186
31,731 Texas Roadhouse, Inc (Class A) 5,449
29,960 Travel & Leisure Co 1,348
36,983 (a) Udemy, Inc 319
16,593 (a) Universal Technical Institute, Inc 261
17,157 Vail Resorts, Inc 3,090
75,359 Wendy's Co 1,278
13,605 Wingstop, Inc 5,750
37,299 Wyndham Hotels & Resorts, Inc 2,760
45,857 Wynn Resorts Ltd 4,104
8,699 (a),(b) Xponential Fitness, Inc 136
130,045 Yum! Brands, Inc 17,226
TOTAL CONSUMER SERVICES 534,332
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.8%
174,481 Albertsons Cos, Inc 3,446
19,849 Andersons, Inc 984
61,928 (a) BJ's Wholesale Club Holdings, Inc 5,440
18,360 Casey's General Stores, Inc 7,005
14,374 (a) Chefs' Warehouse, Inc 562
208,663 Costco Wholesale Corp 177,361
105,007 Dollar General Corp 13,885
96,907 (a) Dollar Tree, Inc 10,347
47,990 (a) Grocery Outlet Holding Corp 1,062
21,180 (a) HF Foods Group, Inc 64
7,244 Ingles Markets, Inc (Class A) 497
303,811 Kroger Co 15,169
80,852 (a) Maplebear, Inc 2,599
6,410 Natural Grocers by Vitamin Cottage, Inc 136
71,529 (a) Performance Food Group Co 4,729
14,866 Pricesmart, Inc 1,207
7,101 SpartanNash Co 133
46,984 (a) Sprouts Farmers Market, Inc 3,931
237,589 Sysco Corp 16,961
219,102 Target Corp 32,436
30,449 (a) United Natural Foods, Inc 399
108,028 (a) US Foods Holding Corp 5,723
4,843 Village Super Market (Class A) 128
324,604 Walgreens Boots Alliance, Inc 3,926
2,038,898 Walmart, Inc 138,054
8,426 Weis Markets, Inc 529
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 446,713
ENERGY - 3.8%
18,289 (a) Amplify Energy Corp 124
132,151 Antero Midstream Corp 1,948
142,450 (a) Antero Resources Corp 4,648
169,645 APA Corp 4,994
66,096 Archrock, Inc 1,336
17,877 Ardmore Shipping Corp 403
7,867 (b) Atlas Energy Solutions, Inc 157
468,639 Baker Hughes Co 16,482
36,376 Berry Corp 235
88,444 (b) Borr Drilling Ltd 570
4,788 (a) Bristow Group, Inc 161
348,308 Cabot Oil & Gas Corp 9,289
29,784 Cactus, Inc 1,571
30,263 California Resources Corp 1,611
5,171 (a) Centrus Energy Corp 221
89,692 ChampionX Corp 2,979
107,934 Cheniere Energy, Inc 18,870
61,620 (b) Chesapeake Energy Corp 5,065

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
809,379 Chevron Corp $ 126,603
29,442 Chord Energy Corp 4,937
46,856 Civitas Resources, Inc 3,233
75,896 (a) Clean Energy Fuels Corp 203
51,225 (a) CNX Resources Corp 1,245
7,387 (b) Comstock Resources, Inc 77
550,496 ConocoPhillips 62,966
16,946 CONSOL Energy, Inc 1,729
23,258 (b) Core Laboratories, Inc 472
4,767 Crescent Energy Co 56
11,149 CVR Energy, Inc 298
27,497 Delek US Holdings, Inc 681
303,336 Devon Energy Corp 14,378
55,111 DHT Holdings, Inc 638
51,211 (a) Diamond Offshore Drilling, Inc 793
83,922 Diamondback Energy, Inc 16,800
21,773 (a) Diversified Energy Co PLC 294
9,586 (a) DMC Global, Inc 138
19,179 Dorian LPG Ltd 805
19,159 (a) Dril-Quip, Inc 356
48,260 DT Midstream, Inc 3,428
70,957 (a),(b) Encore Energy Corp 280
56,201 (a),(b) Energy Fuels, Inc 341
270,271 EOG Resources, Inc 34,019
205,756 EQT Corp 7,609
184,012 Equitrans Midstream Corp 2,388
15,511 Evolution Petroleum Corp 82
9,511 Excelerate Energy, Inc 175
39,745 (a) Expro Group Holdings NV 911
2,108,303 Exxon Mobil Corp 242,708
14,619 (b) FLEX LNG Ltd 395
5,005 (a) Forum Energy Technologies, Inc 84
42,501 Golar LNG Ltd 1,332
15,821 (b) Granite Ridge Resources, Inc 100
26,945 (a) Green Plains, Inc 427
6,101 (a) Gulfport Energy Operating Corp 921
11,237 (a) Hallador Energy Co 87
407,333 Halliburton Co 13,760
40,320 (a) Helix Energy Solutions Group, Inc 481
35,444 Helmerich & Payne, Inc 1,281
133,053 Hess Corp 19,628
74,422 HF Sinclair Corp 3,970
6,589 HighPeak Energy, Inc 93
16,438 International Seaways, Inc 972
909,707 Kinder Morgan, Inc 18,076
8,490 Kinetik Holdings, Inc 352
9,068 Kodiak Gas Services, Inc 247
234,852 (a) Kosmos Energy Ltd 1,301
75,041 Liberty Energy, Inc 1,568
85,538 (b) Magnolia Oil & Gas Corp 2,168
268,369 Marathon Oil Corp 7,694
165,495 Marathon Petroleum Corp 28,710
61,756 Matador Resources Co 3,681
60,673 Murphy Oil Corp 2,502
4,194 (a) Nabors Industries Ltd 298
5,019 (a) Natural Gas Services Group, Inc 101
24,850 (b) New Fortress Energy, Inc 546
63,344 (a) Newpark Resources, Inc 526
15,430 (a) NextDecade Corp 122
55,205 Noble Corp plc 2,465
66,221 Nordic American Tankers Ltd 264
46,086 Northern Oil and Gas, Inc 1,713

CREF Equity Index Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
181,097 NOV, Inc $ 3,443
298,879 Occidental Petroleum Corp 18,838
54,360 (a) Oceaneering International, Inc 1,286
38,178 (a),(b) Oil States International, Inc 169
276,146 ONEOK, Inc 22,520
28,818 Overseas Shipholding Group, Inc 244
115,301 Ovintiv, Inc 5,404
23,180 (a) Par Pacific Holdings, Inc 585
159,529 Patterson-UTI Energy, Inc 1,653
46,492 PBF Energy, Inc 2,140
60,358 Peabody Energy Corp 1,335
294,528 Permian Resources Corp 4,757
199,065 Phillips 66 28,102
11,921 (a),(b) ProFrac Holding Corp 88
48,018 (a) ProPetro Holding Corp 416
112,319 Range Resources Corp 3,766
51,530 Ranger Energy Services, Inc 542
12,558 (a) Rex American Resources Corp 573
4,815 Riley Exploration Permian, Inc 136
44,313 (a),(b) Ring Energy, Inc 75
42,512 RPC, Inc 266
23,780 (a) Sable Offshore Corp 358
16,291 SandRidge Energy, Inc 211
666,903 Schlumberger Ltd 31,464
18,385 Scorpio Tankers, Inc 1,495
12,227 (a) SEACOR Marine Holdings, Inc 165
24,929 (a) Seadrill Ltd 1,284
6,869 Select Water Solutions, Inc 73
45,041 SFL Corp Ltd 625
6,017 (a) SilverBow Resources, Inc 228
33,204 Sitio Royalties Corp 784
53,250 SM Energy Co 2,302
6,855 Solaris Oilfield Infrastructure, Inc 59
525,409 (a) Southwestern Energy Co 3,536
55,355 (a) Talos Energy, Inc 673
103,179 Targa Resources Corp 13,287
218,592 TechnipFMC plc 5,716
35,750 (a) Teekay Corp 321
11,719 Teekay Tankers Ltd 806
66,939 (a) Tetra Technologies, Inc 232
8,745 Texas Pacific Land Corp 6,421
25,843 (a) Tidewater, Inc 2,460
339,662 (a) Transocean Ltd 1,817
137,868 (a) Uranium Energy Corp 829
131,135 (a) Ur-Energy, Inc 184
37,988 (a) US Silica Holdings, Inc 587
29,976 Vaalco Energy, Inc 188
31,352 (a) Valaris Ltd 2,336
153,172 Valero Energy Corp 24,011
42,609 Viper Energy Partners LP 1,599
6,863 (a) Vital Energy, Inc 308
13,021 Vitesse Energy, Inc 309
50,011 (b) W&T Offshore, Inc 107
36,238 (a) Weatherford International plc 4,437
571,703 Williams Cos, Inc 24,297
29,960 World Fuel Services Corp 773
TOTAL ENERGY 945,792
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.4%
46,252 Acadia Realty Trust 829
45,529 Agree Realty Corp 2,820
5,921 Alexander & Baldwin, Inc 100

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,329 Alexander's, Inc $ 299
83,569 Alexandria Real Estate Equities, Inc 9,775
6,783 Alpine Income Property Trust, Inc 106
5,188 American Assets Trust, Inc 116
30,360 American Healthcare REIT, Inc 444
145,461 American Homes 4 Rent 5,405
217,309 American Tower Corp 42,241
133,721 Americold Realty Trust, Inc 3,415
73,193 (a) Apartment Investment and Management Co 607
106,401 Apple Hospitality REIT, Inc 1,547
31,681 Armada Hoffler Properties, Inc 351
65,544 AvalonBay Communities, Inc 13,560
81,787 Boston Properties, Inc 5,035
35,081 Braemar Hotels & Resorts, Inc 89
92,621 Brandywine Realty Trust 415
132,744 Brixmor Property Group, Inc 3,065
77,650 Broadstone Net Lease, Inc 1,232
6,068 BRT Apartments Corp 106
52,715 Camden Property Trust 5,752
50,740 CareTrust REIT, Inc 1,274
13,650 (b) CBL & Associates Properties, Inc 319
9,060 Centerspace 613
28,285 (b) Chatham Lodging Trust 241
21,833 City Office REIT, Inc 109
10,462 Clipper Realty, Inc 38
9,586 Community Healthcare Trust, Inc 224
61,652 Corporate Office Properties Trust 1,543
84,914 Cousins Properties, Inc 1,966
204,255 Crown Castle, Inc 19,956
11,994 (b) CTO Realty Growth, Inc 209
110,271 CubeSmart 4,981
114,160 DiamondRock Hospitality Co 965
151,688 Digital Realty Trust, Inc 23,064
136,618 Diversified Healthcare Trust 417
91,371 Douglas Emmett, Inc 1,216
46,730 Easterly Government Properties, Inc 578
21,698 EastGroup Properties, Inc 3,691
82,308 Empire State Realty Trust, Inc 772
35,076 EPR Properties 1,473
44,252 Equinix, Inc 33,481
43,426 (a) Equity Commonwealth 842
81,720 Equity Lifestyle Properties, Inc 5,322
180,687 Equity Residential 12,529
63,885 Essential Properties Realty Trust, Inc 1,770
31,793 Essex Property Trust, Inc 8,654
98,971 Extra Space Storage, Inc 15,381
19,962 (b) Farmland Partners, Inc 230
34,789 Federal Realty Investment Trust 3,513
53,571 First Industrial Realty Trust, Inc 2,545
41,086 Four Corners Property Trust, Inc 1,014
119,848 Gaming and Leisure Properties, Inc 5,418
18,198 Getty Realty Corp 485
17,811 Gladstone Commercial Corp 254
11,325 Gladstone Land Corp 155
30,930 Global Medical REIT, Inc 281
90,865 Global Net Lease, Inc 668
202,313 Healthcare Realty Trust, Inc 3,334
352,355 Healthpeak Properties, Inc 6,906
46,362 (b) Highwoods Properties, Inc 1,218
327,100 Host Hotels & Resorts Inc 5,881
80,595 Hudson Pacific Properties, Inc 388
115,925 Independence Realty Trust, Inc 2,172

CREF Equity Index Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
31,006 (a) Industrial Logistics Properties Trust $ 114
12,344 Innovative Industrial Properties, Inc 1,348
34,736 InvenTrust Properties Corp 860
286,776 Invitation Homes, Inc 10,292
135,732 Iron Mountain, Inc 12,164
64,898 JBG SMITH Properties 988
63,758 Kilroy Realty Corp 1,987
335,384 Kimco Realty Corp 6,527
118,460 Kite Realty Group Trust 2,651
37,540 Lamar Advertising Co 4,487
144,484 Lexington Realty Trust 1,318
19,960 LTC Properties, Inc 689
107,859 Macerich Co 1,665
47,939 Mack-Cali Realty Corp 719
283,531 (b) Medical Properties Trust, Inc 1,222
56,954 Mid-America Apartment Communities, Inc 8,122
19,457 National Health Investors, Inc 1,318
87,536 National Retail Properties, Inc 3,729
38,309 National Storage Affiliates Trust 1,579
6,447 NET Lease Office Properties 159
21,654 NETSTREIT Corp 349
15,501 (b) NexPoint Diversified Real Estate Trust 86
12,730 NexPoint Residential Trust, Inc 503
108,572 Omega Healthcare Investors, Inc 3,719
9,166 (b) One Liberty Properties, Inc 215
29,999 Orion Office REIT, Inc 108
76,197 Outfront Media, Inc 1,090
101,864 Paramount Group, Inc 472
84,337 Park Hotels & Resorts, Inc 1,263
14,178 (b) Peakstone Realty Trust 150
71,223 Pebblebrook Hotel Trust 979
59,852 Phillips Edison & Co, Inc 1,958
36,714 (b) Piedmont Office Realty Trust, Inc 266
13,733 Plymouth Industrial REIT, Inc 294
9,072 Postal Realty Trust, Inc 121
40,727 PotlatchDeltic Corp 1,604
434,085 Prologis, Inc 48,752
73,025 Public Storage, Inc 21,006
75,814 Rayonier, Inc 2,205
400,440 Realty Income Corp 21,151
80,805 Regency Centers Corp 5,026
63,462 Retail Opportunity Investments Corp 789
98,830 Rexford Industrial Realty, Inc 4,407
30,023 RLJ Lodging Trust 289
28,461 Ryman Hospitality Properties, Inc 2,842
79,527 Sabra Health Care REIT, Inc 1,225
16,656 (b) Safehold, Inc 321
6,451 Saul Centers, Inc 237
52,759 SBA Communications Corp 10,357
19,689 Service Properties Trust 101
154,249 Simon Property Group, Inc 23,415
103,764 SITE Centers Corp 1,505
38,202 SL Green Realty Corp 2,164
84,224 STAG Industrial, Inc 3,037
5,909 (a),(b) Star Holdings 71
73,018 Summit Hotel Properties, Inc 437
60,721 Sun Communities, Inc 7,307
117,301 Sunstone Hotel Investors, Inc 1,227
54,135 Tanger Factory Outlet Centers, Inc 1,468
44,584 Terreno Realty Corp 2,638
162,250 UDR, Inc 6,677
20,169 UMH Properties, Inc 323

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
121,658 (b) Uniti Group, Inc $ 355
2,401 Universal Health Realty Income Trust 94
70,770 Urban Edge Properties 1,307
190,663 Ventas, Inc 9,773
487,538 VICI Properties, Inc 13,963
96,380 Vornado Realty Trust 2,534
46,196 Washington REIT 736
277,983 (d) Welltower, Inc 28,980
332,834 Weyerhaeuser Co 9,449
25,132 Whitestone REIT 335
95,747 WP Carey, Inc 5,271
62,184 Xenia Hotels & Resorts, Inc 891
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 591,179
FINANCIAL SERVICES - 7.4%
17,037 (a) Acacia Research (Acacia Technologies) 85
8,101 AFC Gamma, Inc 99
13,210 Affiliated Managers Group, Inc 2,064
110,488 (a) Affirm Holdings, Inc 3,338
14,120 AG Mortgage Investment Trust, Inc 94
324,507 (b) AGNC Investment Corp 3,096
8,948 Alerus Financial Corp 175
129,820 Ally Financial, Inc 5,150
9,522 (b) A-Mark Precious Metals, Inc 308
266,701 American Express Co 61,755
46,936 Ameriprise Financial, Inc 20,051
239,553 Annaly Capital Management, Inc 4,566
68,911 Apollo Commercial Real Estate Finance, Inc 675
245,576 Apollo Global Management, Inc 28,995
61,262 (b) Arbor Realty Trust, Inc 879
22,112 (b) Ares Commercial Real Estate Corp 147
83,713 Ares Management Corp 11,157
5,232 (b) ARMOUR Residential REIT, Inc 101
32,135 Artisan Partners Asset Management, Inc 1,326
8,796 (a) AssetMark Financial Holdings, Inc 304
2,420 (a) Atlanticus Holdings Corp 68
75,147 (a) AvidXchange Holdings, Inc 906
28,225 (b) B Riley Financial, Inc 498
2,262 Banco Latinoamericano de Exportaciones S.A. (Class E) 67
351,562 Bank of New York Mellon Corp 21,055
859,857 (a) Berkshire Hathaway, Inc 349,790
166,153 BGC Group, Inc 1,379
69,671 BlackRock, Inc 54,853
87,301 (b) Blackstone Mortgage Trust, Inc 1,521
335,702 Blackstone, Inc 41,560
267,045 (a) Block, Inc 17,222
207,831 Blue Owl Capital, Inc 3,689
23,808 Bread Financial Holdings, Inc 1,061
23,450 Brightsphere Investment Group, Inc 520
46,061 BrightSpire Capital, Inc 263
93,115 Burford Capital Ltd 1,215
48,331 Cannae Holdings, Inc 877
31,787 (a) Cantaloupe, Inc 210
179,783 Capital One Financial Corp 24,891
106,775 Carlyle Group, Inc 4,287
10,596 Cass Information Systems, Inc 425
49,547 Cboe Global Markets, Inc 8,426
699,895 Charles Schwab Corp 51,575
7,850 (b) Chicago Atlantic Real Estate Finance, Inc 121
336 Chimera Investment Corp 4
47,158 Claros Mortgage Trust, Inc 378
170,065 CME Group, Inc 33,435

CREF Equity Index Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
15,440 Cohen & Steers, Inc $ 1,120
92,694 (a) Coinbase Global, Inc 20,599
31,056 Compass Diversified Trust 680
111,781 Corebridge Financial, Inc 3,255
31,935 (a) Corpay, Inc 8,508
2,633 (a) Credit Acceptance Corp 1,355
2,179 Diamond Hill Investment Group, Inc 307
120,676 Discover Financial Services 15,786
19,156 (a) Donnelley Financial Solutions, Inc 1,142
11,107 Dynex Capital, Inc 133
17,423 (b) Ellington Financial, Inc 210
15,393 Enact Holdings, Inc 472
10,179 (a) Encore Capital Group, Inc 425
14,291 (a) Enova International, Inc 890
142,585 Equitable Holdings, Inc 5,826
51,962 Essent Group Ltd 2,920
22,022 (a) Euronet Worldwide, Inc 2,279
18,622 Evercore Partners, Inc (Class A) 3,881
31,074 EVERTEC, Inc 1,033
18,222 Factset Research Systems, Inc 7,439
4,507 Federal Agricultural Mortgage Corp (FAMC) 815
264,016 Fidelity National Information Services, Inc 19,896
17,545 FirstCash Holdings, Inc 1,840
273,575 (a) Fiserv, Inc 40,774
47,493 (a) Flywire Corp 778
55,325 (a),(b) Forge Global Holdings, Inc 81
23,368 Franklin BSP Realty Trust, Inc 294
145,793 Franklin Resources, Inc 3,258
23,172 GCM Grosvenor, Inc 226
119,965 Global Payments, Inc 11,601
148,133 Goldman Sachs Group, Inc 67,003
31,227 Granite Point Mortgage Trust, Inc 93
33,057 (a) Green Dot Corp 312
18,233 Hamilton Lane, Inc 2,253
41,845 Hannon Armstrong Sustainable Infrastructure Capital, Inc 1,239
25,893 Houlihan Lokey, Inc 3,492
37,438 (a) Hut 8 Corp 561
9,245 (a) I3 Verticals, Inc 204
49,742 Interactive Brokers Group, Inc (Class A) 6,098
267,221 Intercontinental Exchange, Inc 36,580
13,645 (a) International Money Express, Inc 284
183,237 Invesco Ltd 2,741
10,073 (b) Invesco Mortgage Capital, Inc 94
33,491 Jack Henry & Associates, Inc 5,560
31,883 Jackson Financial, Inc 2,368
66,557 Janus Henderson Group plc 2,244
88,592 Jefferies Financial Group, Inc 4,408
316,345 KKR & Co, Inc 33,292
17,625 KKR Real Estate Finance Trust, Inc 159
49,932 Ladder Capital Corp 564
54,468 Lazard, Inc 2,080
42,896 (a) LendingClub Corp 363
6,343 (a) LendingTree, Inc 264
35,840 LPL Financial Holdings, Inc 10,010
18,723 MarketAxess Holdings, Inc 3,755
222,577 (a) Marqeta, Inc 1,220
388,219 Mastercard, Inc (Class A) 171,267
8,062 Merchants Bancorp 327
46,018 MFA Financial, Inc 490
136,986 MGIC Investment Corp 2,952
33,380 Moelis & Co 1,898
3,965 (a) Moneylion, Inc 292

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
74,081 Moody's Corp $ 31,183
545,337 Morgan Stanley 53,001
12,847 Morningstar, Inc 3,801
30,374 (a) Mr Cooper Group, Inc 2,467
36,039 MSCI, Inc (Class A) 17,362
174,327 Nasdaq Stock Market, Inc 10,505
35,663 Navient Corp 519
34,496 (a) NCR Corp ATM 932
3,424 Nelnet, Inc (Class A) 345
13,129 (a) NerdWallet, Inc 192
18,284 (b) New York Mortgage Trust, Inc 107
11,601 NewtekOne, Inc 146
38,864 (a) NMI Holdings, Inc 1,323
94,708 Northern Trust Corp 7,954
3,281 (a) Ocwen Financial Corp 79
52,599 OneMain Holdings, Inc 2,551
56,898 (a) Open Lending Corp 317
4,738 (b) Orchid Island Capital, Inc 39
21,454 P10, Inc 182
98,142 (a) Pagseguro Digital Ltd 1,147
26,821 Patria Investments Ltd 323
110,964 (a) Payoneer Global, Inc 615
491,510 (a) PayPal Holdings, Inc 28,522
18,818 (a) Paysafe Ltd 333
9,684 PennyMac Financial Services, Inc 916
47,765 PennyMac Mortgage Investment Trust 657
23,862 Perella Weinberg Partners 388
6,778 Piper Jaffray Cos 1,560
13,025 PJT Partners, Inc 1,406
24,781 (a) PRA Group, Inc 487
17,833 PROG Holdings, Inc 618
73,149 Radian Group, Inc 2,275
89,696 Raymond James Financial, Inc 11,087
19,953 (b) Ready Capital Corp 163
49,700 Redwood Trust, Inc 323
8,577 Regional Management Corp 246
68,799 (a) Remitly Global, Inc 834
42,004 (a) Repay Holdings Corp 444
225,423 Rithm Capital Corp 2,459
293,376 (a) Robinhood Markets, Inc 6,663
74,318 (a),(b) Rocket Cos, Inc 1,018
147,016 S&P Global, Inc 65,569
47,565 SEI Investments Co 3,077
1,101 (a) Sezzle, Inc 97
23,585 (a),(b) Shift4 Payments, Inc 1,730
4,705 Silvercrest Asset Management Group, Inc 73
103,622 SLM Corp 2,154
457,564 (a),(b) SoFi Technologies, Inc 3,024
137,605 (b) Starwood Property Trust, Inc 2,606
147,812 State Street Corp 10,938
20,369 StepStone Group, Inc 935
46,329 Stifel Financial Corp 3,899
120,616 (a) StoneCo Ltd 1,446
17,053 (a) StoneX Group, Inc 1,284
188,259 Synchrony Financial 8,884
100,704 T Rowe Price Group, Inc 11,612
34,383 TFS Financial Corp 434
208,402 (a) Toast, Inc 5,371
32,761 TPG RE Finance Trust, Inc 283
31,933 TPG, Inc 1,324
52,338 Tradeweb Markets, Inc 5,548
37,367 Two Harbors Investment Corp 494

CREF Equity Index Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
37,848 (a),(b) Upstart Holdings, Inc $ 893
23,393 (b) UWM Holdings Corp 162
19,179 Victory Capital Holdings, Inc 915
51,259 Virtu Financial, Inc 1,151
2,751 Virtus Investment Partners, Inc 621
740,180 Visa, Inc (Class A) 194,275
47,571 Voya Financial, Inc 3,385
12,277 Walker & Dunlop, Inc 1,206
19,189 (b) Waterstone Financial, Inc 245
143,284 Western Union Co 1,751
18,658 (a) WEX, Inc 3,305
84,317 WisdomTree, Inc 836
2,399 (a) World Acceptance Corp 296
165,480 XP, Inc 2,911
TOTAL FINANCIAL SERVICES 1,825,174
FOOD, BEVERAGE & TOBACCO - 2.4%
3,213 Alico, Inc 83
807,220 Altria Group, Inc 36,769
231,569 Archer-Daniels-Midland Co 13,998
34,958 (b) B&G Foods, Inc (Class A) 282
31,483 (a),(b) Beyond Meat, Inc 211
5,121 (a) Boston Beer Co, Inc (Class A) 1,562
13,162 (a),(b) BRC, Inc 81
25,010 Brown-Forman Corp (Class A) 1,104
91,961 Brown-Forman Corp (Class B) 3,972
70,268 Bunge Global S.A. 7,503
11,455 Calavo Growers, Inc 260
22,629 Cal-Maine Foods, Inc 1,383
79,250 Campbell Soup Co 3,581
82,643 (a) Celsius Holdings, Inc 4,718
1,823,766 Coca-Cola Co 116,083
2,770 Coca-Cola Consolidated Inc 3,005
225,066 ConAgra Brands, Inc 6,396
75,478 Constellation Brands, Inc (Class A) 19,419
81,644 (a) Darling International, Inc 3,000
35,454 Dole plc 434
11,007 (a) Duckhorn Portfolio, Inc 78
85,884 Flowers Foods, Inc 1,907
20,613 Fresh Del Monte Produce, Inc 450
20,694 (a) Freshpet, Inc 2,678
259,804 General Mills, Inc 16,435
46,022 (a) Hain Celestial Group, Inc 318
72,018 Hershey Co 13,239
143,109 Hormel Foods Corp 4,363
26,446 Ingredion, Inc 3,033
8,046 J&J Snack Foods Corp 1,306
47,942 J.M. Smucker Co 5,228
5,780 John B Sanfilippo & Son, Inc 562
118,743 Kellogg Co 6,849
497,939 Keurig Dr Pepper, Inc 16,631
417,105 Kraft Heinz Co 13,439
66,946 Lamb Weston Holdings, Inc 5,629
9,131 Lancaster Colony Corp 1,726
8,891 (b) Limoneira Co 185
15,439 (a) MamaMancini's Holdings, Inc 104
123,083 McCormick & Co, Inc 8,732
9,193 (b) MGP Ingredients, Inc 684
20,226 (a) Mission Produce, Inc 200
79,682 Molson Coors Brewing Co (Class B) 4,050
628,776 Mondelez International, Inc 41,147
347,059 (a) Monster Beverage Corp 17,336

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
12,819 National Beverage Corp $ 657
645,912 PepsiCo, Inc 106,530
729,317 Philip Morris International, Inc 73,902
11,317 (a) Pilgrim's Pride Corp 436
20,596 (a) Post Holdings, Inc 2,145
73,667 Primo Water Corp 1,610
127 Seaboard Corp 401
5,451 (a) Seneca Foods Corp 313
46,457 (a) Simply Good Foods Co 1,679
50,062 (a),(b) SunOpta, Inc 270
29,630 (a) TreeHouse Foods, Inc 1,086
4,760 Turning Point Brands, Inc 153
140,077 Tyson Foods, Inc (Class A) 8,004
11,870 Universal Corp 572
32,173 Utz Brands, Inc 535
78,380 Vector Group Ltd 829
14,289 (a) Vita Coco Co, Inc 398
13,394 (a) Vital Farms, Inc 626
14,287 (a),(b) Westrock Coffee Co 146
29,685 WK Kellogg Co 489
TOTAL FOOD, BEVERAGE & TOBACCO 590,934
HEALTH CARE EQUIPMENT & SERVICES - 4.7%
812,462 Abbott Laboratories 84,423
40,295 (a) Acadia Healthcare Co, Inc 2,722
27,471 (a) Accolade, Inc 98
46,624 (a),(b) Accuray, Inc 85
42,027 (a) AdaptHealth Corp 420
8,397 (a) Addus HomeCare Corp 975
137,773 (a),(b) agilon health, Inc 901
35,682 (a) Align Technology, Inc 8,615
14,356 (a) Alignment Healthcare, Inc 112
31,277 (a) Alphatec Holdings, Inc 327
10,394 (a) Amedisys, Inc 954
77,604 AmerisourceBergen Corp 17,484
20,081 (a) AMN Healthcare Services, Inc 1,029
26,107 (a) Angiodynamics, Inc 158
16,786 (a) Apollo Medical Holdings, Inc 681
22,609 (a) AtriCure, Inc 515
1,019 Atrion Corp 461
26,266 (a) Avanos Medical, Inc 523
21,058 (a),(b) Aveanna Healthcare Holdings, Inc 58
18,090 (a) Axogen, Inc 131
22,714 (a) Axonics, Inc 1,527
234,095 Baxter International, Inc 7,830
135,776 Becton Dickinson & Co 31,732
17,556 (a) Bioventus, Inc 101
689,751 (a) Boston Scientific Corp 53,118
25,383 (a) BrightSpring Health Services, Inc 288
100,981 (a) Brookdale Senior Living, Inc 690
114,931 Cardinal Health, Inc 11,300
11,625 (a) Castle Biosciences, Inc 253
250,580 (a) Centene Corp 16,613
50,223 (a) Certara, Inc 696
71,510 (a) Cerus Corp 126
6,630 Chemed Corp 3,597
130,933 Cigna Group 43,282
15,846 Conmed Corp 1,098
91,072 (a) Cooper Cos, Inc 7,951
4,814 (a) Corvel Corp 1,224
25,224 (a) Cross Country Healthcare, Inc 349
23,064 (a) CryoLife, Inc 592

CREF Equity Index Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
592,589 CVS Health Corp $ 34,998
24,791 (a) DaVita, Inc 3,435
10,656 (a) Definitive Healthcare Corp 58
106,534 Dentsply Sirona, Inc 2,654
185,954 (a) DexCom, Inc 21,083
41,284 (a),(b) DocGo, Inc 128
49,456 (a) Doximity, Inc 1,383
285,535 (a) Edwards Lifesciences Corp 26,375
109,185 Elevance Health, Inc 59,163
30,207 Embecta Corp 378
44,802 Encompass Health Corp 3,844
27,101 (a) Enhabit, Inc 242
21,428 (a) Enovis Corp 969
28,674 Ensign Group, Inc 3,547
79,184 (a) Envista Holdings Corp 1,317
45,708 (a) Evolent Health, Inc 874
65,385 (a) Figs, Inc 348
11,072 (a) Fulgent Genetics, Inc 217
200,058 GE HealthCare Technologies, Inc 15,588
5,712 (a) GeneDx Holdings Corp 149
24,523 (a) Glaukos Corp 2,902
57,262 (a) Globus Medical, Inc 3,922
49,332 (a) Guardant Health, Inc 1,425
24,773 (a) Haemonetics Corp 2,049
90,821 HCA, Inc 29,179
24,393 (a) Health Catalyst, Inc 156
42,554 (a) HealthEquity, Inc 3,668
18,780 HealthStream, Inc 524
64,969 (a) Henry Schein, Inc 4,164
88,452 (a) Hims & Hers Health, Inc 1,786
108,485 (a) Hologic, Inc 8,055
56,642 Humana, Inc 21,164
10,885 (a) ICU Medical, Inc 1,293
38,436 (a) IDEXX Laboratories, Inc 18,726
24,734 (a) Inari Medical, Inc 1,191
9,354 (a),(b) InfuSystem Holdings, Inc 64
38,335 (a) Inmode Ltd 699
10,000 (a),(b) Innovage Holding Corp 50
12,244 (a) Inogen, Inc 100
13,280 (a) Inspire Medical Systems, Inc 1,777
34,390 (a) Insulet Corp 6,940
17,928 (a) Integer Holdings Corp 2,076
30,442 (a) Integra LifeSciences Holdings Corp 887
165,940 (a) Intuitive Surgical, Inc 73,818
3,653 iRadimed Corp 160
16,105 (a) iRhythm Technologies, Inc 1,734
7,427 (a) Joint Corp 104
39,532 Labcorp Holdings, Inc 8,045
34,223 (a) Lantheus Holdings, Inc 2,748
9,523 LeMaitre Vascular, Inc 784
25,006 (a),(b) LifeStance Health Group, Inc 123
26,810 (a) LivaNova plc 1,470
19,104 (a) Masimo Corp 2,406
61,624 McKesson Corp 35,991
627,707 Medtronic plc 49,407
28,011 (a) Merit Medical Systems, Inc 2,408
6,780 (a) ModivCare, Inc 178
28,118 (a) Molina Healthcare, Inc 8,359
21,550 (a),(b) Nano-X Imaging Ltd 158
2,600 National Healthcare Corp 282
5,598 National Research Corp 128
110,527 (a) Neogen Corp 1,728

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
58,635 (a) NeoGenomics, Inc $ 813
19,942 (a) Nevro Corp 168
56,233 (a) Novocure Ltd 963
23,061 (a) Omnicell, Inc 624
238,337 (a),(b) Opko Health, Inc 298
8,440 (a) OptimizeRx Corp 84
80,646 (a) Option Care Health, Inc 2,234
40,487 (a) OraSure Technologies, Inc 172
18,671 (a) Orthofix Medical, Inc 248
5,177 (a) OrthoPediatrics Corp 149
31,294 (a) Owens & Minor, Inc 422
11,592 (a) PACS Group, Inc 342
23,637 (a) Paragon 28, Inc 162
44,685 Patterson Cos, Inc 1,078
43,753 (a) Pediatrix Medical Group, Inc 330
17,723 (a) Pennant Group, Inc 411
17,918 (a) Penumbra, Inc 3,225
14,406 (a) PetIQ, Inc 318
20,801 (a) Phreesia, Inc 441
56,653 Premier, Inc 1,058
32,525 (a) Privia Health Group, Inc 565
13,124 (a) PROCEPT BioRobotics Corp 802
34,423 (a) Progyny, Inc 985
72,154 (a) Project Roadrunner Parent, Inc 906
13,858 (a) Pulmonx Corp 88
8,661 (a) Pulse Biosciences, Inc 97
48,948 Quest Diagnostics, Inc 6,700
26,154 (a) QuidelOrtho Corp 869
20,774 (a),(b) Quipt Home Medical Corp 67
25,914 (a) RadNet, Inc 1,527
70,741 Resmed, Inc 13,541
10,559 (a) RxSight, Inc 635
24,729 (a),(b) Schrodinger, Inc 478
49,976 Select Medical Holdings Corp 1,752
2,256 (a) Semler Scientific, Inc 78
17,531 (a) SI-BONE, Inc 227
16,583 (a) Sight Sciences, Inc 111
18,916 (a) Silk Road Medical, Inc 511
7,680 Simulations Plus, Inc 373
65,840 (a) Solventum Corp 3,482
26,141 (a) STAAR Surgical Co 1,245
45,324 STERIS plc 9,950
169,958 Stryker Corp 57,828
33,599 (a) Surgery Partners, Inc 799
10,275 (a),(b) SurModics, Inc 432
10,460 (a) Tactile Systems Technology, Inc 125
57,840 (a) Talkspace, Inc 133
35,006 (a) Tandem Diabetes Care, Inc 1,410
80,556 (a) Teladoc Health, Inc 788
20,420 Teleflex, Inc 4,295
47,915 (a) Tenet Healthcare Corp 6,374
11,703 (a),(b) TransMedics Group, Inc 1,763
22,415 (a) Treace Medical Concepts, Inc 149
4,630 (a) UFP Technologies, Inc 1,222
432,034 UnitedHealth Group, Inc 220,018
27,197 Universal Health Services, Inc (Class B) 5,030
6,975 US Physical Therapy, Inc 645
2,349 Utah Medical Products, Inc 157
27,229 (a) Varex Imaging Corp 401
68,213 (a) Veeva Systems, Inc 12,484
17,155 (a) Viemed Healthcare, Inc 112
99,213 Zimmer Biomet Holdings, Inc 10,768

CREF Equity Index Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
12,899 (a) Zimvie, Inc $ 235
10,840 (a),(b) Zynex, Inc 101
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,166,415
HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
66,090 (a) BellRing Brands, Inc 3,776
7,431 (a),(b) Central Garden & Pet Co 286
29,455 (a) Central Garden and Pet Co (Class A) 973
111,645 Church & Dwight Co, Inc 11,575
56,035 Clorox Co 7,647
379,337 Colgate-Palmolive Co 36,811
159,439 (a) Coty, Inc 1,598
29,639 Edgewell Personal Care Co 1,191
24,917 (a) elf Beauty, Inc 5,251
34,187 Energizer Holdings, Inc 1,010
111,564 Estee Lauder Cos (Class A) 11,870
58,982 (a) Herbalife Ltd 613
37,814 (a) Honest Co, Inc 110
9,082 Inter Parfums, Inc 1,054
909,295 Kenvue, Inc 16,531
156,644 Kimberly-Clark Corp 21,648
16,201 (a) LifeMD, Inc 111
6,191 (b) Medifast, Inc 135
5,868 (a) Nature's Sunshine Products, Inc 88
27,121 Nu Skin Enterprises, Inc (Class A) 286
2,434 Oil-Dri Corp of America 156
43,357 (a) Olaplex Holdings, Inc 67
1,107,990 Procter & Gamble Co 182,730
8,085 Reynolds Consumer Products, Inc 226
13,172 Spectrum Brands Holdings, Inc 1,132
8,349 (a) USANA Health Sciences, Inc 378
10,102 (a) Waldencast plc 36
7,178 WD-40 Co 1,577
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 308,866
INSURANCE - 2.1%
268,724 Aflac, Inc 24,000
125,640 Allstate Corp 20,060
32,424 (a) AMBAC Financial Group, Inc 416
34,605 American Financial Group, Inc 4,257
316,546 American International Group, Inc 23,500
13,468 Amerisafe, Inc 591
92,253 Aon plc 27,084
164,909 (a) Arch Capital Group Ltd 16,638
24,935 Assurant, Inc 4,145
28,366 Assured Guaranty Ltd 2,188
30,658 Axis Capital Holdings Ltd 2,166
25,977 (a) Brighthouse Financial, Inc 1,126
109,755 Brown & Brown, Inc 9,813
25,189 (a) BRP Group, Inc 893
190,040 Chubb Ltd 48,475
74,945 Cincinnati Financial Corp 8,851
1,733 CNA Financial Corp 80
47,903 CNO Financial Group, Inc 1,328
7,812 Donegal Group, Inc (Class A) 101
6,714 Employers Holdings, Inc 286
4,741 (a) Enstar Group Ltd 1,449
19,744 Everest Re Group Ltd 7,523
9,274 F&G Annuities & Life, Inc 353
28,518 (b) Fidelis Insurance Holdings Ltd 465
120,728 Fidelity National Financial, Inc 5,966
52,851 First American Financial Corp 2,851

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
99,784 Gallagher (Arthur J.) & Co $ 25,875
184,221 (a) Genworth Financial, Inc (Class A) 1,113
41,690 Globe Life, Inc 3,430
9,663 (a) Goosehead Insurance, Inc 555
20,683 (a) Greenlight Capital Re Ltd (Class A) 271
7,468 (a) Hamilton Insurance Group Ltd 124
17,079 Hanover Insurance Group, Inc 2,142
136,670 Hartford Financial Services Group, Inc 13,741
3,092 (b) HCI Group, Inc 285
5,219 (a),(b) Hippo Holdings, Inc 90
24,812 Horace Mann Educators Corp 809
1,119 Investors Title Co 202
19,526 James River Group Holdings Ltd 151
33,482 Kemper Corp 1,987
10,502 Kinsale Capital Group, Inc 4,046
20,988 (a),(b) Lemonade, Inc 346
79,803 Lincoln National Corp 2,482
82,321 Loews Corp 6,153
46,136 (a) Maiden Holdings Ltd 95
6,263 (a) Markel Corp 9,868
231,667 Marsh & McLennan Cos, Inc 48,817
26,174 (b) MBIA, Inc 144
12,675 Mercury General Corp 674
279,810 Metlife, Inc 19,640
78 National Western Life Group, Inc 39
7,308 (a) NI Holdings, Inc 112
111,944 Old Republic International Corp 3,459
90,605 (a) Oscar Health, Inc 1,433
13,408 (a) Palomar Holdings, Inc 1,088
16,249 Primerica, Inc 3,844
109,545 Principal Financial Group 8,594
37,307 (a) ProAssurance Corp 456
273,771 Progressive Corp 56,865
168,703 Prudential Financial, Inc 19,770
29,828 Reinsurance Group of America, Inc (Class A) 6,123
22,258 RenaissanceRe Holdings Ltd 4,975
20,019 RLI Corp 2,817
4,047 (a) Root, Inc 209
42,415 Ryan Specialty Holdings, Inc 2,456
4,020 Safety Insurance Group, Inc 302
25,615 Selective Insurance Group, Inc 2,403
62,768 (a) Selectquote, Inc 173
8,398 (a) SiriusPoint Ltd 103
5,293 (a) Skyward Specialty Insurance Group, Inc 192
15,315 Stewart Information Services Corp 951
22,143 Tiptree, Inc 365
107,605 Travelers Cos, Inc 21,880
20,838 (a),(b) Trupanion, Inc 613
16,104 United Fire Group, Inc 346
11,311 (a) United Insurance Holdings Corp 119
22,402 Universal Insurance Holdings, Inc 420
83,611 Unum Group 4,273
92,006 W.R. Berkley Corp 7,230
1,280 White Mountains Insurance Group Ltd 2,326
48,013 Willis Towers Watson plc 12,586
TOTAL INSURANCE 524,167
MATERIALS - 2.5%
14,906 AdvanSix, Inc 342
105,994 Air Products & Chemicals, Inc 27,352
56,068 (b) Albemarle Corp 5,356
83,796 Alcoa Corp 3,333

CREF Equity Index Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
58,071 (a) Allegheny Technologies, Inc $ 3,220
5,106 Alpha Metallurgical Resources, Inc 1,432
675,486 Amcor plc 6,606
20,501 American Vanguard Corp 176
30,628 Aptargroup, Inc 4,313
491,853 (a),(b) Arcadium Lithium plc 1,653
7,811 Arch Resources, Inc 1,189
74,922 Ardagh Metal Packaging S.A. 255
26,123 Ashland, Inc 2,468
7,718 (a) Aspen Aerogels, Inc 184
37,556 Avery Dennison Corp 8,212
49,682 Avient Corp 2,169
92,244 (a) Axalta Coating Systems Ltd 3,152
15,070 Balchem Corp 2,320
145,865 Ball Corp 8,755
46,136 Berry Global Group, Inc 2,715
23,466 Cabot Corp 2,156
8,054 Caledonia Mining Corp plc 78
25,997 Carpenter Technology Corp 2,849
52,229 Celanese Corp (Series A) 7,045
12,437 (a) Century Aluminum Co 208
93,988 CF Industries Holdings, Inc 6,966
59,993 Chemours Co 1,354
11,678 (a) Clearwater Paper Corp 566
230,842 (a) Cleveland-Cliffs, Inc 3,553
119,550 (a) Coeur Mining, Inc 672
53,154 Commercial Metals Co 2,923
20,319 Compass Minerals International, Inc 210
60,613 (a) Constellium SE 1,143
328,308 Corteva, Inc 17,709
322,551 CRH plc 24,185
52,888 Crown Holdings, Inc 3,934
324,853 Dow, Inc 17,234
196,129 DuPont de Nemours, Inc 15,786
16,817 Eagle Materials, Inc 3,657
54,856 Eastman Chemical Co 5,374
116,752 Ecolab, Inc 27,787
20,162 (a) Ecovyst, Inc 181
92,641 Element Solutions, Inc 2,512
64,363 FMC Corp 3,704
669,715 Freeport-McMoRan, Inc (Class B) 32,548
17,819 FutureFuel Corp 91
145,764 Graphic Packaging Holding Co 3,821
14,075 Greif, Inc (Class A) 809
3,993 Greif, Inc (Class B) 250
22,652 H.B. Fuller Co 1,743
7,483 Hawkins, Inc 681
834 Haynes International, Inc 49
290,099 Hecla Mining Co 1,407
85,574 Huntsman Corp 1,949
96,273 (a),(b) i-80 Gold Corp 104
21,966 (a) Ingevity Corp 960
11,273 Innospec, Inc 1,393
119,984 International Flavors & Fragrances, Inc 11,424
172,512 International Paper Co 7,444
6,735 (a) Intrepid Potash, Inc 158
23,280 (a),(b) Ivanhoe Electric, Inc 218
8,625 Kaiser Aluminum Corp 758
24,111 (a) Knife River Corp 1,691
15,231 Koppers Holdings, Inc 563
14,288 Kronos Worldwide, Inc 179
17,061 (a) Lifezone Metals Ltd 131

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
225,701 Linde plc $ 99,040
27,683 Louisiana-Pacific Corp 2,279
16,250 (a) LSB Industries, Inc 133
122,748 LyondellBasell Industries NV 11,742
28,783 Martin Marietta Materials, Inc 15,595
11,119 Materion Corp 1,202
25,012 (a) Metals Acquisition Ltd 342
12,674 Minerals Technologies, Inc 1,054
144,298 Mosaic Co 4,170
39,809 (a),(b) MP Materials Corp 507
18,118 Myers Industries, Inc 242
3,150 NewMarket Corp 1,624
546,316 Newmont Goldcorp Corp 22,874
149,512 (a) Novagold Resources, Inc 517
112,510 Nucor Corp 17,786
59,953 (a) O-I Glass, Inc 667
62,167 Olin Corp 2,931
6,559 Olympic Steel, Inc 294
38,461 Orion S.A. 844
41,034 Packaging Corp of America 7,491
22,477 Pactiv Evergreen, Inc 255
62,456 (a) Perimeter Solutions S.A. 489
17,966 (a) Perpetua Resources Corp 93
8,901 (a),(b) Piedmont Lithium, Inc 89
109,686 PPG Industries, Inc 13,808
57,700 (a) PureCycle Technologies, Inc 342
7,360 Quaker Chemical Corp 1,249
11,495 Ramaco Resources, Inc 143
2,299 Ramaco Resources, Inc 25
16,208 (a),(b) Ranpak Holdings Corp 104
31,957 (a) Rayonier Advanced Materials, Inc 174
25,953 Reliance Steel & Aluminum Co 7,412
32,757 Royal Gold, Inc 4,100
57,694 RPM International, Inc 6,213
8,418 Ryerson Holding Corp 164
14,147 Schnitzer Steel Industries, Inc (Class A) 216
9,517 Schweitzer-Mauduit International, Inc 161
22,512 Scotts Miracle-Gro Co (Class A) 1,465
70,338 Sealed Air Corp 2,447
18,559 Sensient Technologies Corp 1,377
110,169 Sherwin-Williams Co 32,878
30,105 Silgan Holdings, Inc 1,274
36,841 Sonoco Products Co 1,869
38,473 Southern Copper Corp 4,145
109,335 SSR Mining, Inc 493
72,343 Steel Dynamics, Inc 9,368
8,132 Stepan Co 683
65,111 (a) Summit Materials, Inc 2,384
48,451 SunCoke Energy, Inc 475
17,918 Sylvamo Corp 1,229
29,755 (a) TimkenSteel Corp 603
19,671 Tredegar Corp 94
23,586 Trimas Corp 603
62,538 Tronox Holdings plc 981
1,357 United States Lime & Minerals, Inc 494
98,029 United States Steel Corp 3,706
4,209 (a) Universal Stainless & Alloy 115
60,968 Vulcan Materials Co 15,162
28,082 Warrior Met Coal, Inc 1,763
14,533 Westlake Chemical Corp 2,105
113,717 Westrock Co 5,715
10,006 Worthington Industries, Inc 474

CREF Equity Index Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
10,006 Worthington Steel, Inc $ 334
TOTAL MATERIALS 623,966
MEDIA & ENTERTAINMENT - 7.8%
41,683 (a) Advantage Solutions, Inc 134
2,313,809 Alphabet, Inc 424,399
2,761,264 Alphabet, Inc (Class A) 502,964
129,967 (a),(b) AMC Entertainment Holdings, Inc 647
16,067 (a) AMC Networks, Inc 155
7,655 (a) Atlanta Braves Holdings, Inc 316
28,493 (a) Atlanta Braves Holdings, Inc 1,124
7,354 (a) Boston Omaha Corp 99
44,223 (a) Bumble, Inc 465
2,634 (b) Cable One, Inc 932
76,237 (a),(b) Cardlytics, Inc 626
51,402 (a) Cargurus, Inc 1,347
37,344 (a) Cars.com, Inc 736
44,087 (a) Charter Communications, Inc 13,180
58,982 (a) Cinemark Holdings, Inc 1,275
198,206 (a) Clear Channel Outdoor Holdings, Inc 280
1,828,255 Comcast Corp (Class A) 71,594
772 (a) Daily Journal Corp 305
126,113 Electronic Arts, Inc 17,571
50,932 Entravision Communications Corp (Class A) 103
40,961 (a) Eventbrite, Inc 198
8,345 (a) EverQuote, Inc 174
31,270 (a) EW Scripps Co (Class A) 98
114,163 Fox Corp (Class A) 3,924
52,050 Fox Corp (Class B) 1,667
135,594 (a),(b) fuboTV, Inc 168
74,491 (a) Gannett Co, Inc 343
46,825 (a) Getty Images Holdings, Inc 153
46,930 Gray Television, Inc 244
20,672 (a) Grindr, Inc 253
42,355 (a) IAC, Inc 1,984
3,559 (a) Ibotta, Inc 268
27,196 (a),(b) IMAX Corp 456
50,401 (a) Innovid Corp 93
16,911 (a) Integral Ad Science Holding Corp 164
183,140 Interpublic Group of Cos, Inc 5,328
23,547 John Wiley & Sons, Inc (Class A) 958
58,788 (a) Liberty Broadband Corp 3,223
5,960 (a) Liberty Broadband Corp (Class A) 325
6,884 (a) Liberty Media Corp-Liberty Formula One (Class A) 442
90,959 (a) Liberty Media Corp-Liberty Formula One (Class C) 6,535
9,028 (a) Liberty Media Corp-Liberty Live (Class A) 339
22,561 (a) Liberty Media Corp-Liberty Live (Class C) 863
72,983 (a) Liberty Media Corp-Liberty SiriusXM 1,617
34,936 (a) Liberty Media Corp-Liberty SiriusXM (Class A) 774
37,150 (a),(b) Lions Gate Entertainment Corp (Class A) 350
71,817 (a) Lions Gate Entertainment Corp (Class B) 616
71,776 (a) Live Nation, Inc 6,728
13,156 (a) Madison Square Garden Entertainment Corp 450
10,365 (a) Madison Square Garden Sports Corp 1,950
61,168 (a) Magnite, Inc 813
14,211 (b) Marcus Corp 162
133,165 (a) Match Group, Inc 4,046
9,561 (a) MediaAlpha, Inc 126
1,029,310 Meta Platforms, Inc 518,999
33,263 (a) National CineMedia, Inc 146
200,934 (a) NetFlix, Inc 135,606
73,578 New York Times Co (Class A) 3,768

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
189,629 News Corp (Class A) $ 5,228
66,535 News Corp (Class B) 1,889
14,548 Nexstar Media Group, Inc 2,415
73,273 (a) Nextdoor Holdings, Inc 204
90,917 Omnicom Group, Inc 8,155
20,470 (a) Outbrain, Inc 102
4,594 Paramount Global (Class A) 84
305,131 Paramount Global (Class B) 3,170
277,011 (a) Pinterest, Inc 12,208
40,614 (a) Playstudios, Inc 84
42,908 Playtika Holding Corp 338
21,386 (a) PubMatic, Inc 434
20,643 (a) QuinStreet, Inc 343
227,072 (a) ROBLOX Corp 8,449
57,130 (a) Roku, Inc 3,424
19,984 Scholastic Corp 709
13,499 (b) Shutterstock, Inc 522
11,690 (b) Sinclair, Inc 156
319,108 (b) Sirius XM Holdings, Inc 903
13,156 (a),(b) Sphere Entertainment Co 461
68,175 (a) Spotify Technology S.A. 21,393
33,238 (a) Stagwell, Inc 227
77,842 (a) Take-Two Interactive Software, Inc 12,104
12,153 (a) TechTarget, Inc 379
58,775 TEGNA, Inc 819
13,027 (a) Thryv Holdings, Inc 232
37,058 TKO Group Holdings, Inc 4,002
56,597 (a) TripAdvisor, Inc 1,008
44,667 (a) TrueCar, Inc 140
27,031 (a) Trump Media & Technology Group Corp 885
68,763 (a) Vimeo, Inc 257
12,686 (a),(b) Vivid Seats, Inc 73
861,752 Walt Disney Co 85,563
1,098,789 (a) Warner Bros Discovery, Inc 8,175
28,599 (a) WideOpenWest, Inc 155
41,665 (a) Yelp, Inc 1,540
23,417 (a) Ziff Davis, Inc 1,289
40,960 (a) ZipRecruiter, Inc 372
141,765 (a) ZoomInfo Technologies, Inc 1,810
TOTAL MEDIA & ENTERTAINMENT 1,932,304
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.0%
45,940 (a) 10X Genomics, Inc 894
11,229 (a),(b) 2seventy bio, Inc 43
22,403 (a) 4D Molecular Therapeutics, Inc 470
30,587 (a) 89bio, Inc 245
832,235 AbbVie, Inc 142,745
37,660 (a) Absci Corp 116
46,492 (a) Acadia Pharmaceuticals, Inc 755
34,596 (a),(b) ACELYRIN, Inc 153
12,987 (a),(b) Actinium Pharmaceuticals, Inc 96
59,774 (a) Adaptive Biotechnologies Corp 216
33,132 (a) ADC Therapeutics SA 105
95,244 (a) ADMA Biologics, Inc 1,065
5,378 (a),(b) Agenus, Inc 90
135,963 Agilent Technologies, Inc 17,625
34,493 (a) Agios Pharmaceuticals, Inc 1,487
98,139 (a) Akebia Therapeutics, Inc 100
22,177 (a) Akero Therapeutics, Inc 520
23,019 (a),(b) Aldeyra Therapeutics, Inc 76
31,429 (a) Alector, Inc 143
87,531 (a) Alkermes plc 2,109

CREF Equity Index Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
28,864 (a) Allogene Therapeutics, Inc $ 67
59,300 (a) Alnylam Pharmaceuticals, Inc 14,410
24,706 (a),(b) Altimmune, Inc 164
9,675 (a),(b) ALX Oncology Holdings, Inc 58
252,387 Amgen, Inc 78,858
151,298 (a) Amicus Therapeutics, Inc 1,501
53,162 (a) Amneal Pharmaceuticals, Inc 338
14,523 (a) Amphastar Pharmaceuticals, Inc 581
12,566 (a),(b) AnaptysBio, Inc 315
30,524 (a),(b) Anavex Life Sciences Corp 129
5,767 (a) ANI Pharmaceuticals, Inc 367
10,943 (a) Anika Therapeutics, Inc 277
94,340 (a) Annexon, Inc 462
46,610 (a) Apellis Pharmaceuticals, Inc 1,788
19,643 (a),(b) Apogee Therapeutics, Inc 773
44,996 (a) Applied Therapeutics, Inc 210
35,056 (a) Aquestive Therapeutics, Inc 91
55,373 (a),(b) Arbutus Biopharma Corp 171
15,098 (a) Arcellx, Inc 833
7,756 (a) Arcturus Therapeutics Holdings, Inc 189
20,717 (a) Arcus Biosciences, Inc 316
10,402 (a) Arcutis Biotherapeutics, Inc 97
105,254 (a) Ardelyx, Inc 780
4,638 (a) ArriVent Biopharma, Inc 86
55,310 (a) Arrowhead Pharmaceuticals, Inc 1,437
23,136 (a) ARS Pharmaceuticals, Inc 197
23,815 (a) Arvinas, Inc 634
197 (a) Astria Therapeutics, Inc 2
35,244 (a) Atea Pharmaceuticals, Inc 117
9,389 (a) Aura Biosciences, Inc 71
68,772 (a),(b) Aurinia Pharmaceuticals, Inc 393
43,102 (a) Avadel Pharmaceuticals PLC 606
318,550 (a) Avantor, Inc 6,753
33,858 (a) Avid Bioservices, Inc 242
38,891 (a) Avidity Biosciences, Inc 1,589
12,422 (a),(b) Avita Medical, Inc 98
15,727 (a),(b) Axsome Therapeutics, Inc 1,266
25,636 (a),(b) Beam Therapeutics, Inc 601
97,016 (a) BioCryst Pharmaceuticals, Inc 600
68,965 (a) Biogen, Inc 15,987
34,983 (a) Biohaven Ltd 1,214
13,317 (a) BioLife Solutions, Inc 285
93,702 (a) BioMarin Pharmaceutical, Inc 7,714
9,809 (a),(b) Biomea Fusion, Inc 44
10,456 (a) Bio-Rad Laboratories, Inc (Class A) 2,856
12,720 (a) Biote Corp 95
78,368 Bio-Techne Corp 5,615
17,551 (a) Black Diamond Therapeutics, Inc 82
33,689 (a),(b) Bluebird Bio, Inc 33
31,927 (a) Blueprint Medicines Corp 3,441
58,721 (a) Bridgebio Pharma, Inc 1,487
952,871 Bristol-Myers Squibb Co 39,573
26,921 (a) Brooks Automation, Inc 1,417
47,870 Bruker BioSciences Corp 3,055
27,672 (a) C4 Therapeutics, Inc 128
11,526 (a),(b) Cabaletta Bio, Inc 86
27,306 (a) CareDx, Inc 424
10,249 (a),(b) Cargo Therapeutics, Inc 168
17,393 (a) Caribou Biosciences, Inc 29
20,876 (a),(b) Cassava Sciences, Inc 258
85,996 (a) Catalent, Inc 4,836
50,782 (a) Catalyst Pharmaceuticals, Inc 787

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
8,603 (a),(b) Celcuity, Inc $ 141
21,395 (a) Celldex Therapeutics, Inc 792
35,533 (a) Cerevel Therapeutics Holdings, Inc 1,453
11,058 (a) CG oncology, Inc 349
25,265 (a) Charles River Laboratories International, Inc 5,219
28,644 (a),(c) Chinook Therapeutics, Inc 11
23,538 (a) Codexis, Inc 73
22,858 (a) Cogent Biosciences, Inc 193
16,286 (a) Collegium Pharmaceutical, Inc 524
45,293 (a),(b) Compass Therapeutics, Inc 45
4,745 (a) Corbus Pharmaceuticals Holdings, Inc 215
33,186 (a) Corcept Therapeutics, Inc 1,078
22,299 (a),(b) CorMedix, Inc 97
38,468 (a) Crinetics Pharmaceuticals, Inc 1,723
22,130 (a) CryoPort, Inc 153
7,345 (a) Cullinan Oncology, Inc 128
51,177 (a) Cytek Biosciences, Inc 286
42,716 (a) Cytokinetics, Inc 2,314
312,586 Danaher Corp 78,100
11,974 (a) Day One Biopharmaceuticals, Inc 165
49,642 (a) Denali Therapeutics, Inc 1,153
14,200 (a) Design Therapeutics, Inc 48
3,831 (a) Disc Medicine, Inc 173
58,823 (a) Dynavax Technologies Corp 661
38,158 (a) Dyne Therapeutics, Inc 1,347
20,664 (a) Edgewise Therapeutics, Inc 372
35,681 (a),(b) Editas Medicine, Inc 167
242,401 (a) Elanco Animal Health, Inc 3,498
399,190 Eli Lilly & Co 361,419
11,786 (a) Enanta Pharmaceuticals, Inc 153
11,571 (a),(b) Enliven Therapeutics, Inc 270
10,600 (a),(b) Entrada Therapeutics, Inc 151
33,527 (a) Erasca, Inc 79
88,737 (a) Esperion Thereapeutics, Inc 197
17,590 (a) Evolus, Inc 191
88,922 (a) Exact Sciences Corp 3,757
133,902 (a) Exelixis, Inc 3,009
12,962 (a),(b) EyePoint Pharmaceuticals, Inc 113
42,216 (a) Fate Therapeutics, Inc 138
141,270 (a) Fluidigm Corp 250
10,305 (a),(b) Foghorn Therapeutics, Inc 59
45,181 (a) Fortrea Holdings, Inc 1,055
2,881 (a) Frequency Therapeutics, Inc 98
29,069 (a) Fulcrum Therapeutics, Inc 180
23,909 (a),(b) Generation Bio Co 67
245,957 (a) Geron Corp 1,043
586,186 Gilead Sciences, Inc 40,218
13,132 (a) GRAIL, Inc 202
53,640 (a) Halozyme Therapeutics, Inc 2,809
12,195 (a) Harmony Biosciences Holdings, Inc 368
12,872 (a),(b) Harrow Health, Inc 269
19,354 (a) Harvard Bioscience, Inc 55
6,489 (a),(b) Heron Therapeutics, Inc 23
10,524 (a) HilleVax, Inc 152
76,480 (a),(b) Humacyte, Inc 367
31,278 (a) Ideaya Biosciences, Inc 1,098
2,211 (a),(b) IGM Biosciences, Inc 15
78,792 (a) Illumina, Inc 8,224
34,968 (a),(b) ImmunityBio, Inc 221
23,979 (a) Immunome, Inc 290
19,494 (a) Immunovant, Inc 515
87,640 (a) Incyte Corp 5,313

CREF Equity Index Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
3,807 (a),(b) Inhibrx Biosciences, Inc $ 54
15,231 (a),(c) Inhibrx, Inc 10
34,523 (a) Innoviva, Inc 566
12,024 (a) Inovio Pharmaceuticals, Inc 97
16,918 (a),(b) Inozyme Pharma, Inc 75
72,421 (a) Insmed, Inc 4,852
34,856 (a) Intellia Therapeutics, Inc 780
46,963 (a) Intra-Cellular Therapies, Inc 3,216
68,224 (a) Ionis Pharmaceuticals, Inc 3,252
109,007 (a) Iovance Biotherapeutics, Inc 874
86,333 (a) IQVIA Holdings, Inc 18,254
95,014 (a) Ironwood Pharmaceuticals, Inc 619
11,046 (a) iTeos Therapeutics, Inc 164
8,802 (a) Janux Therapeutics, Inc 369
5,318 (a) Jasper Therapeutics, Inc 121
28,814 (a) Jazz Pharmaceuticals plc 3,075
1,133,144 Johnson & Johnson 165,620
10,666 (a),(b) KalVista Pharmaceuticals, Inc 126
8,516 (a) Keros Therapeutics, Inc 389
11,321 (a) Kiniksa Pharmaceuticals Ltd 211
18,276 (a) Kodiak Sciences, Inc 43
9,785 (a) Krystal Biotech, Inc 1,797
31,598 (a) Kura Oncology, Inc 651
15,771 (a) Kymera Therapeutics, Inc 471
69,606 (a),(b) Larimar Therapeutics, Inc 505
5,908 LENZ Therapeutics, Inc 102
4,815 (a) Lexeo Therapeutics, Inc 77
30,110 (a),(b) Lexicon Pharmaceuticals, Inc 51
8,586 (a) Ligand Pharmaceuticals, Inc (Class B) 723
65,652 (a),(b) Lineage Cell Therapeutics, Inc 65
24,455 (a),(b) Liquidia Corp 293
5,405 (a),(b) Longboard Pharmaceuticals, Inc 146
77,816 (a),(b) Lyell Immunopharma, Inc 113
32,187 (a) MacroGenics, Inc 137
8,182 (a),(b) Madrigal Pharmaceuticals, Inc 2,292
11,133 (a) Magenta Therapeutics, Inc 288
94,899 (a) MannKind Corp 495
54,984 (a) Maravai LifeSciences Holdings, Inc 394
51,230 (a),(b) MaxCyte, Inc 201
11,925 (a) Medpace Holdings, Inc 4,911
10,086 (a) MeiraGTx Holdings plc 42
1,190,992 Merck & Co, Inc 147,445
2,255 Mesa Laboratories, Inc 196
10,239 (a) Mettler-Toledo International, Inc 14,310
60,615 (a) MiMedx Group, Inc 420
33,765 (a) Mind Medicine MindMed, Inc 243
7,068 (a),(b) Mineralys Therapeutics, Inc 83
8,147 (a) Mirum Pharmaceuticals, Inc 279
151,753 (a) Moderna, Inc 18,021
14,704 (a),(b) Monte Rosa Therapeutics, Inc 55
15,005 (a) Morphic Holding, Inc 511
46,607 (a) Myriad Genetics, Inc 1,140
51,554 (a) Natera, Inc 5,583
25,317 (a) Nautilus Biotechnology, Inc 59
84,671 (a) Nektar Therapeutics 105
39,443 (a) Neumora Therapeutics, Inc 388
45,814 (a) Neurocrine Biosciences, Inc 6,307
4,815 (a) Neurogene, Inc 175
9,374 (a) Nkarta, Inc 55
40,572 (a),(b) Novavax, Inc 514
17,085 (a) Nurix Therapeutics, Inc 357
10,256 (a) Nuvalent, Inc 778

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
35,946 (a) Nuvation Bio, Inc $ 105
119,984 (a) Ocugen, Inc 186
41,830 (a),(b) Ocular Therapeutix, Inc 286
13,370 (a) Olema Pharmaceuticals, Inc 145
26,439 (a) Omeros Corp 107
3,255 (a),(c) OmniAb Operations, Inc 0 ^
3,255 (a),(c) OmniAb Operations, Inc 0 ^
42,041 (a) OmniAb, Inc 158
13,691 (a) Organogenesis Holdings, Inc 38
99,908 Organon & Co 2,068
19,543 (a),(b) ORIC Pharmaceuticals, Inc 138
29,936 (a),(b) Ovid therapeutics, Inc 23
23,821 (a) Pacira BioSciences, Inc 682
7,281 (a) PepGen, Inc 116
59,289 PerkinElmer, Inc 6,217
48,417 Perrigo Co plc 1,243
21,996 (a) Perspective Therapeutics, Inc 219
2,663,177 Pfizer, Inc 74,516
456 (a),(b) Phathom Pharmaceuticals, Inc 5
12,927 Phibro Animal Health Corp 217
27,964 (a) Pliant Therapeutics, Inc 301
32,424 (a) Poseida Therapeutics, Inc 95
8,041 (a) Praxis Precision Medicines, Inc 333
39,456 (a),(b) Precigen, Inc 62
24,486 (a) Prestige Consumer Healthcare, Inc. 1,686
19,579 (a),(b) Prime Medicine, Inc 101
30,525 (a),(b) ProKidney Corp 75
22,557 (a) Protagonist Therapeutics, Inc 782
18,603 (a) Prothena Corp plc 384
37,990 (a) PTC Therapeutics, Inc 1,162
109,718 QIAGEN NV 4,508
16,838 (a) Quanterix Corp 222
46,832 (a),(b) Quantum-Si, Inc 49
6,533 (a) RAPT Therapeutics, Inc 20
63,522 (a),(b) Recursion Pharmaceuticals, Inc 476
49,081 (a) Regeneron Pharmaceuticals, Inc 51,586
19,715 (a) REGENXBIO, Inc 231
31,945 (a) Relay Therapeutics, Inc 208
26,192 (a) Repligen Corp 3,302
10,254 (a),(b) Replimune Group, Inc 92
33,815 (a) Revance Therapeutics, Inc 87
71,048 (a) REVOLUTION Medicines, Inc 2,757
25,414 (a) Rhythm Pharmaceuticals, Inc 1,043
20,281 (a) Rocket Pharmaceuticals, Inc 437
178,841 (a) Roivant Sciences Ltd 1,890
165,226 Royalty Pharma plc 4,357
28,225 (a) Sage Therapeutics, Inc 307
46,510 (a),(b) Sana Biotechnology, Inc 254
41,917 (a) Sarepta Therapeutics, Inc 6,623
38,005 (a) Savara, Inc 153
7,676 (a),(b) Scholar Rock Holding Corp 64
14,352 (a),(b) scPharmaceuticals, Inc 62
3,372 (a) Selecta Biosciences, Inc 91
35,191 SIGA Technologies, Inc 267
10,251 (a) Soleno Therapeutics, Inc 418
99,083 (a),(b),(c) Sorrento Therapeutics, Inc 184
43,033 (a) Sotera Health Co 511
35,381 (a) SpringWorks Therapeutics, Inc 1,333
16,178 (a) Spyre Therapeutics, Inc 380
10,464 (a),(b) Stoke Therapeutics, Inc 141
57,751 (a) Summit Therapeutics, Inc 450
26,807 (a) Supernus Pharmaceuticals, Inc 717

CREF Equity Index Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
15,843 (a) Sutro Biopharma, Inc $ 46
24,529 (a) Syndax Pharmaceuticals, Inc 504
23,918 (a),(b) Tango Therapeutics, Inc 205
9,396 (a) Tarsus Pharmaceuticals, Inc 255
75,209 (a) Taysha Gene Therapies, Inc 168
22,763 (a),(b) Tenaya Therapeutics, Inc 71
21,241 (a) Terns Pharmaceuticals, Inc 145
69,942 (a) TG Therapeutics, Inc 1,244
29,259 (a) Theravance Biopharma, Inc 248
179,385 Thermo Fisher Scientific, Inc 99,200
9,283 (a) Third Harmonic Bio, Inc 121
10,802 Tourmaline Bio, Inc 139
25,726 (a) Travere Therapeutics, Inc 211
17,957 (a) TScan Therapeutics, Inc 105
26,284 (a) Twist Bioscience Corp 1,295
6,957 (a),(b) Tyra Biosciences, Inc 111
33,751 (a) Ultragenyx Pharmaceutical, Inc 1,387
20,495 (a) United Therapeutics Corp 6,529
9,811 (a),(b) UroGen Pharma Ltd 165
31,395 (a) Vanda Pharmaceuticals, Inc 177
45,372 (a) Vaxcyte, Inc 3,426
30,037 (a) Ventyx Biosciences, Inc 69
5,414 (a) Vera Therapeutics, Inc 196
36,815 (a) Veracyte, Inc 798
24,994 (a) Vericel Corp 1,147
121,411 (a) Vertex Pharmaceuticals, Inc 56,908
23,209 (a) Verve Therapeutics, Inc 113
526,128 Viatris, Inc 5,593
47,438 (a) Viking Therapeutics, Inc 2,515
32,800 (a) Vir Biotechnology, Inc 292
16,873 (a) Viridian Therapeutics, Inc 220
15,628 (a) Voyager Therapeutics, Inc 124
29,140 (a) Waters Corp 8,454
29,537 (a),(b) WaVe Life Sciences Ltd 147
35,435 West Pharmaceutical Services, Inc 11,672
61,355 (a),(b) X4 Pharmaceuticals, Inc 36
27,098 (a) Xencor, Inc 513
67,913 (a) Xeris Biopharma Holdings, Inc 153
3,848 (a) XOMA Corp 91
19,065 (a) Y-mAbs Therapeutics, Inc 230
18,143 (a) Zentalis Pharmaceuticals, Inc 74
17,404 (a),(b) Zevra Therapeutics, Inc 85
214,795 Zoetis, Inc 37,237
26,472 (a) Zymeworks, Inc 225
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,739,839
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
62,854 (a) Anywhere Real Estate, Inc 208
143,011 (a) CBRE Group, Inc 12,744
133,621 (a) Compass, Inc 481
66,192 (a) Cushman & Wakefield plc 688
69,755 DigitalBridge Group, Inc 956
28,436 (b) eXp World Holdings, Inc 321
425 (a) Forestar Group, Inc 14
9,884 (a) FRP Holdings, Inc 282
16,878 (a) Howard Hughes Holdings, Inc 1,094
23,806 (a) Jones Lang LaSalle, Inc 4,887
44,610 Kennedy-Wilson Holdings, Inc 434
11,498 Marcus & Millichap, Inc 362
81,428 Newmark Group, Inc 833
228,590 (a) Opendoor Technologies, Inc 421
13,117 (b) Re/Max Holdings, Inc 106

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
44,481 (a) Real Brokerage, Inc $ 181
57,095 (a),(b) Redfin Corp 343
5,123 RMR Group, Inc 116
18,561 St. Joe Co 1,015
3,112 (a) Stratus Properties, Inc 78
12,164 (a) Tejon Ranch Co 207
20,587 (a) Zillow Group, Inc (Class A) 927
74,688 (a) Zillow Group, Inc (Class C) 3,465
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 30,163
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.6%
24,578 (a) ACM Research, Inc 567
754,974 (a) Advanced Micro Devices, Inc 122,464
12,826 (a),(b) Aehr Test Systems 143
26,133 (a) Allegro MicroSystems, Inc 738
15,539 (a) Alpha & Omega Semiconductor Ltd 581
19,074 (a) Ambarella, Inc 1,029
55,705 Amkor Technology, Inc 2,229
234,156 Analog Devices, Inc 53,448
390,818 Applied Materials, Inc 92,229
10,398 (a) Astera Labs, Inc 629
16,075 (a) Axcelis Technologies, Inc 2,286
213,610 Broadcom, Inc 342,957
15,710 (a) Ceva, Inc 303
25,543 (a) Cirrus Logic, Inc 3,261
26,675 (a) Cohu, Inc 883
63,354 (a) Credo Technology Group Holding Ltd 2,024
23,788 (a) Diodes, Inc 1,711
65,386 (a) Enphase Energy, Inc 6,520
72,011 Entegris, Inc 9,750
48,242 (a) First Solar, Inc 10,877
30,004 (a) Formfactor, Inc 1,816
39,047 (a),(b) GLOBALFOUNDRIES, Inc 1,974
15,133 (a) Ichor Holdings Ltd 583
8,061 (a) Impinj, Inc 1,264
51,148 (a),(b) indie Semiconductor, Inc 316
1,997,523 Intel Corp 61,863
63,710 KLA Corp 52,530
26,815 Kulicke & Soffa Industries, Inc 1,319
61,358 Lam Research Corp 65,337
68,594 (a) Lattice Semiconductor Corp 3,978
26,755 (a) MACOM Technology Solutions Holdings, Inc 2,982
403,149 Marvell Technology, Inc 28,180
38,172 (a) MaxLinear, Inc 769
251,780 Microchip Technology, Inc 23,038
517,623 Micron Technology, Inc 68,083
33,135 MKS Instruments, Inc 4,327
21,877 Monolithic Power Systems, Inc 17,976
50,806 (a) Navitas Semiconductor Corp 200
2,338 NVE Corp 175
11,172,272 Nvidia Corp 1,380,222
208,183 (a) ON Semiconductor Corp 14,271
21,454 (a) Onto Innovation, Inc 4,710
20,605 (a) PDF Solutions, Inc 750
29,998 (a) Photronics, Inc 740
25,919 Power Integrations, Inc 1,819
46,313 (a) Qorvo, Inc 5,374
524,580 QUALCOMM, Inc 104,486
53,820 (a) Rambus, Inc 3,162
35,296 (a) Semtech Corp 1,055
15,676 (a) Silicon Laboratories, Inc 1,734
7,023 (a) SiTime Corp 874

CREF Equity Index Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
12,927 (a) SkyWater Technology, Inc $ 99
75,418 Skyworks Solutions, Inc 8,038
15,494 (a) SMART Global Holdings, Inc 354
19,257 (a) Synaptics, Inc 1,698
70,711 Teradyne, Inc 10,486
427,407 Texas Instruments, Inc 83,144
23,500 (a) Ultra Clean Holdings 1,152
20,752 Universal Display Corp 4,363
25,957 (a) Veeco Instruments, Inc 1,212
62,345 (a),(b) Wolfspeed, Inc 1,419
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2,622,501
SOFTWARE & SERVICES - 11.9%
65,506 (a) 8x8, Inc 145
32,215 A10 Networks, Inc 446
294,773 Accenture plc 89,437
51,028 (a) ACI Worldwide, Inc 2,020
57,275 Adeia, Inc 641
210,440 (a) Adobe, Inc 116,908
11,056 (a) Agilysys, Inc 1,151
70,255 (a) Akamai Technologies, Inc 6,329
26,945 (a) Alarm.com Holdings, Inc 1,712
15,192 (a) Alkami Technology, Inc 433
24,769 (a) Altair Engineering, Inc 2,429
51,231 Amdocs Ltd 4,043
15,720 American Software, Inc (Class A) 144
28,669 (a) Amplitude, Inc 255
40,974 (a) Ansys, Inc 13,173
9,509 (a) Appfolio, Inc 2,326
20,140 (a) Appian Corp 622
33,758 (a),(b) Applied Digital Corp 201
123,147 (a) AppLovin Corp 10,248
13,197 (a) Arteris, Inc 99
40,356 (a),(b) Asana, Inc 565
14,242 (a) Aspentech Corp 2,829
9,467 (a) Asure Software, Inc 80
72,980 (a) Atlassian Corp Ltd 12,909
100,178 (a) Autodesk, Inc 24,789
66,029 (a) AvePoint, Inc 688
19,045 (a) Backblaze, Inc 117
65,819 Bentley Systems, Inc 3,249
24,476 (a) BigCommerce Holdings, Inc 197
49,304 (a) BILL Holdings, Inc 2,594
36,478 (a) Bit Digital, Inc 116
17,422 (a) Blackbaud, Inc 1,327
29,853 (a) BlackLine, Inc 1,446
108,065 (a) Blend Labs, Inc 255
66,925 (a) Box, Inc 1,770
17,121 (a) Braze, Inc 665
29,086 (a),(b) C3.ai, Inc 842
127,596 (a) Cadence Design Systems, Inc 39,268
161,339 (a) CCC Intelligent Solutions Holdings, Inc 1,792
22,039 (a) Cerence, Inc 62
73,546 (a),(b) Ceridian HCM Holding, Inc 3,648
80,624 (a) Cipher Mining, Inc 335
82,383 (a) Cleanspark, Inc 1,314
31,897 Clear Secure, Inc 597
65,042 (a) Clearwater Analytics Holdings, Inc 1,205
136,887 (a) Cloudflare, Inc 11,338
232,781 Cognizant Technology Solutions Corp (Class A) 15,829
20,876 (a) Commvault Systems, Inc 2,538
113,585 (a) Confluent, Inc 3,354

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
7,805 (a) Consensus Cloud Solutions, Inc $ 134
83,149 (a) Core Scientific, Inc 773
13,583 (a) Couchbase, Inc 248
101,429 (a) Crowdstrike Holdings, Inc 38,867
6,968 (a) CS Disco, Inc 42
140,367 (a) Datadog, Inc 18,204
3,677 (a) Dave, Inc 111
7,264 (a),(b) Digimarc Corp 225
46,104 (a) Digital Turbine, Inc 77
39,126 (a),(b) DigitalOcean Holdings, Inc 1,360
91,998 (a) DocuSign, Inc 4,922
29,210 Dolby Laboratories, Inc (Class A) 2,314
15,039 (a) Domo, Inc 116
55,975 (a) DoubleVerify Holdings, Inc 1,090
118,133 (a) Dropbox, Inc 2,654
83,626 (a) DXC Technology Co 1,596
123,521 (a) Dynatrace, Inc 5,526
87,429 (a) E2open Parent Holdings, Inc 393
10,699 (a) eGain Corp 68
37,517 (a) Elastic NV 4,274
13,046 (a) Enfusion, Inc 111
30,234 (a) Envestnet, Inc 1,892
27,283 (a) EPAM Systems, Inc 5,132
21,053 (a) Everbridge, Inc 737
12,378 (a) EverCommerce, Inc 136
11,453 (a) Fair Isaac Corp 17,050
58,075 (a) Fastly, Inc 428
37,675 (a) Five9, Inc 1,661
303,554 (a) Fortinet, Inc 18,295
80,143 (a) Freshworks, Inc 1,017
35,194 (a) Gartner, Inc 15,804
250,363 Gen Digital, Inc 6,254
55,662 (a) Gitlab, Inc 2,768
18,760 (a) Globant S.A. 3,344
63,212 (a) GoDaddy, Inc 8,831
15,258 (a) Grid Dynamics Holdings, Inc 160
39,348 (a) Guidewire Software, Inc 5,426
17,956 Hackett Group, Inc 390
46,373 (a) HashiCorp, Inc 1,562
22,934 (a) HubSpot, Inc 13,526
5,474 (a) IBEX Holdings Ltd 89
13,864 (a) iLearningEngines Holdings, Inc 126
17,943 (a) Informatica, Inc 554
18,219 Information Services Group, Inc 54
8,870 (a) Instructure Holdings, Inc 208
26,694 (a) Intapp, Inc 979
13,365 (b) InterDigital, Inc 1,558
431,270 International Business Machines Corp 74,588
128,267 Intuit, Inc 84,298
29,050 (a) Jamf Holding Corp 479
95,867 (a) Kyndryl Holdings, Inc 2,522
35,615 (a) LiveRamp Holdings, Inc 1,102
28,757 (a) Manhattan Associates, Inc 7,094
102,816 (a),(b) Marathon Digital Holdings, Inc 2,041
112,247 (a) Matterport, Inc 502
11,893 (a) MeridianLink, Inc 254
3,493,657 Microsoft Corp 1,561,490
7,052 (a),(b) MicroStrategy, Inc (Class A) 9,714
22,456 (a) Mitek Systems, Inc 251
31,781 (a) MongoDB, Inc 7,944
19,169 (a) N-able, Inc 292
25,933 (a) nCino OpCo, Inc 816

CREF Equity Index Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
68,992 (a) NCR Corp $ 852
34,975 (a) NextNav, Inc 284
120,180 (a) Nutanix, Inc 6,832
67,719 (a) Okta, Inc 6,339
46,103 (a) Olo, Inc 204
4,837 (a) ON24, Inc 29
21,489 (a) OneSpan, Inc 276
737,857 Oracle Corp 104,185
18,910 (a) Pagaya Technologies Ltd 241
41,005 (a) PagerDuty, Inc 940
944,823 (a) Palantir Technologies, Inc 23,932
144,905 (a) Palo Alto Networks, Inc 49,124
5,466 (a) Park City Group, Inc 84
36,294 (a) Paycor HCM, Inc 461
20,584 (a) Paylocity Holding Corp 2,714
22,404 Pegasystems, Inc 1,356
17,663 (a) Perficient, Inc 1,321
23,203 (a) PowerSchool Holdings, Inc 520
49,471 (a) Procore Technologies, Inc 3,280
23,997 Progress Software Corp 1,302
19,034 (a) PROS Holdings, Inc 545
52,897 (a) PTC, Inc 9,610
29,530 (a) Q2 Holdings, Inc 1,782
18,605 (a) Qualys, Inc 2,653
32,323 (a) Rackspace Technology, Inc 96
31,056 (a) Rapid7, Inc 1,343
24,959 (a) Rimini Street, Inc 77
44,149 (a) RingCentral, Inc 1,245
126,644 (a),(b) Riot Platforms, Inc 1,158
49,947 Roper Industries, Inc 28,153
440,504 Salesforce, Inc 113,254
15,268 Sapiens International Corp NV 518
15,611 (a) SEMrush Holdings, Inc 209
113,808 (a) SentinelOne, Inc 2,396
96,451 (a) ServiceNow, Inc 75,875
66,115 (a) Smartsheet, Inc 2,914
150,198 (a) Snowflake, Inc 20,290
19,169 SolarWinds Corp 231
69,720 (a),(b) SoundHound AI, Inc 275
4,906 (a) SoundThinking, Inc 60
42,968 (a) Sprinklr, Inc 413
24,107 (a) Sprout Social, Inc 860
19,690 (a) SPS Commerce, Inc 3,705
28,180 (a) Squarespace, Inc 1,230
71,762 (a) Synopsys, Inc 42,703
26,632 (a) Telos Corp 107
49,510 (a) Tenable Holdings, Inc 2,158
51,680 (a) Teradata Corp 1,786
71,297 (a),(b) Terawulf, Inc 317
22,872 (a) Thoughtworks Holding, Inc 65
207,335 (a) Trade Desk, Inc 20,250
6,516 (a),(b) Tucows, Inc 126
85,658 (a) Twilio, Inc 4,866
19,472 (a) Tyler Technologies, Inc 9,790
192,445 (a) UiPath, Inc 2,440
38,674 (a) Unisys Corp 160
143,370 (a),(b) Unity Software, Inc 2,331
56,469 (a) Varonis Systems, Inc 2,709
35,164 (a) Verint Systems, Inc 1,132
43,208 (a) VeriSign, Inc 7,682
25,338 (a) Vertex, Inc 913
6,012 (a) Viant Technology, Inc 59

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
16,330 (a) Weave Communications, Inc $ 147
99,393 (a) Workday, Inc 22,220
22,930 (a) Workiva, Inc 1,674
22,910 (a) Xperi, Inc 188
55,032 (a) Yext, Inc 294
55,743 (a) Zeta Global Holdings Corp 984
121,590 (a) Zoom Video Communications, Inc 7,197
41,021 (a) Zscaler, Inc 7,884
55,037 (a) Zuora, Inc 547
TOTAL SOFTWARE & SERVICES 2,946,850
TECHNOLOGY HARDWARE & EQUIPMENT - 7.6%
6,963 (a),(b) 908 Devices, Inc 36
35,649 ADTRAN Holdings, Inc 188
20,999 Advanced Energy Industries, Inc 2,284
8,262 (a),(b) Aeva Technologies, Inc 21
554,067 Amphenol Corp (Class A) 37,327
6,829,065 Apple, Inc 1,438,338
17,372 (a) Applied Optoelectronics, Inc 144
120,975 (a) Arista Networks, Inc 42,399
47,303 (a) Arlo Technologies, Inc 617
25,833 (a) Arrow Electronics, Inc 3,120
5,662 (a) Aviat Networks, Inc 162
36,381 Avnet, Inc 1,873
13,192 Badger Meter, Inc 2,458
5,150 Bel Fuse, Inc (Class B) 336
24,142 Belden CDT, Inc 2,265
19,531 Benchmark Electronics, Inc 771
28,887 (a) Calix, Inc 1,023
63,294 CDW Corp 14,168
66,786 (a) Ciena Corp 3,218
1,904,430 Cisco Systems, Inc 90,479
8,964 (a),(b) Clearfield, Inc 346
2,062 Climb Global Solutions, Inc 130
83,398 Cognex Corp 3,900
59,436 (a) Coherent Corp 4,307
360,625 Corning, Inc 14,010
8,680 (a) Corsair Gaming, Inc 96
21,581 Crane NXT Co 1,326
17,421 CTS Corp 882
19,434 (a) Daktronics, Inc 271
116,320 Dell Technologies, Inc 16,042
11,671 (a) Diebold Nixdorf, Inc 449
18,652 (a) Digi International, Inc 428
24,605 (a) Eastman Kodak Co 132
8,409 (a) ePlus, Inc 620
43,075 (a),(b) Evolv Technologies Holdings, Inc 110
62,313 (a) Extreme Networks, Inc 838
25,536 (a) F5 Networks, Inc 4,398
16,219 (a) Fabrinet 3,970
9,925 (a) FARO Technologies, Inc 159
58,321 (a) Harmonic, Inc 686
604,149 Hewlett Packard Enterprise Co 12,790
459,264 HP, Inc 16,083
15,475 Immersion Corp 146
103,799 (a),(b) Infinera Corp 632
14,981 (a) Insight Enterprises, Inc 2,972
60,908 (a),(b) IonQ, Inc 428
14,955 (a) IPG Photonics Corp 1,262
21,652 (a) Iteris, Inc 94
24,355 (a) Itron, Inc 2,410
59,421 Jabil Inc 6,464

CREF Equity Index Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
144,108 Juniper Networks, Inc $ 5,254
80,922 (a) Keysight Technologies, Inc 11,066
21,162 (a) Kimball Electronics, Inc 465
28,141 (a) Knowles Corp 486
57,291 (a),(b) Lightwave Logic, Inc 171
13,151 Littelfuse, Inc 3,361
36,595 (a) Lumentum Holdings, Inc 1,863
20,833 Methode Electronics, Inc 216
86,400 (a),(b) MicroVision, Inc 92
70,213 (a) Mirion Technologies, Inc 754
77,796 Motorola Solutions, Inc 30,033
15,874 Napco Security Technologies, Inc 825
98,249 NetApp, Inc 12,654
16,454 (a) Netgear, Inc 252
43,446 (a) Netscout Systems, Inc 795
20,535 (a) nLight, Inc 224
18,332 (a) Novanta, Inc 2,990
9,244 (a) OSI Systems, Inc 1,271
20,398 (a) Ouster, Inc 201
12,941 (a),(b) PAR Technology Corp 609
8,216 PC Connection, Inc 527
17,083 (a) Plexus Corp 1,763
42,352 (a) Powerfleet, Inc 194
128,500 (a) Pure Storage, Inc 8,251
37,508 (a) Ribbon Communications, Inc 123
5,943 Richardson Electronics Ltd 71
8,376 (a) Rogers Corp 1,010
28,498 (a) Sanmina Corp 1,888
17,777 (a) Scansource, Inc 788
61,017 (a) SmartRent, Inc 146
23,360 (a) Super Micro Computer, Inc 19,140
35,303 TD SYNNEX Corp 4,074
21,133 (a) Teledyne Technologies, Inc 8,199
116,227 (a) Trimble Inc 6,499
51,948 (a) TTM Technologies, Inc 1,009
8,166 (a) Turtle Beach Corp 117
1,436 (b) Ubiquiti, Inc 209
59,678 (a),(b) Viasat, Inc 758
89,946 (a) Viavi Solutions, Inc 618
52,971 Vishay Intertechnology, Inc 1,181
9,508 (a) Vishay Precision Group, Inc 289
71,903 Vontier Corp 2,747
155,579 (a) Western Digital Corp 11,788
58,625 Xerox Holdings Corp 681
23,694 (a) Zebra Technologies Corp (Class A) 7,320
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,890,580
TELECOMMUNICATION SERVICES - 0.8%
7,472 (a) Anterix, Inc 296
44,982 (a),(b) AST SpaceMobile, Inc 522
3,372,578 AT&T, Inc 64,450
7,918 ATN International, Inc 181
12,460 (a) Bandwidth, Inc 210
15,982 Cogent Communications Group, Inc 902
48,355 (a) Consolidated Communications Holdings, Inc 213
70,447 (a) EchoStar Corp (Class A) 1,255
126,319 (a) Frontier Communications Parent, Inc 3,307
52,848 (a),(c) GCI Liberty, Inc 0 ^
331,269 (a),(b) Globalstar, Inc 371
13,459 (a) Gogo, Inc 129
11,096 IDT Corp 399
60,764 Iridium Communications, Inc 1,618

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
78,661 (a) Liberty Global Ltd $ 1,371
82,270 (a) Liberty Global Ltd 1,468
29,453 (a) Liberty Latin America Ltd (Class A) 283
84,348 (a) Liberty Latin America Ltd (Class C) 811
13,047 (a) Ooma, Inc 130
26,373 Shenandoah Telecom Co 431
8,527 Spok Holdings, Inc 126
55,138 Telephone and Data Systems, Inc 1,143
226,849 T-Mobile US, Inc 39,966
1,974,059 Verizon Communications, Inc 81,410
TOTAL TELECOMMUNICATION SERVICES 200,992
TRANSPORTATION - 1.6%
37,928 (a) Air Transport Services Group, Inc 526
60,779 (a) Alaska Air Group, Inc 2,455
8,270 Allegiant Travel Co 415
4,307 (a),(b) Amerco, Inc 266
308,882 (a),(b) American Airlines Group, Inc 3,500
8,772 ArcBest Corp 939
8,746 (b) Avis Budget Group, Inc 914
28,768 (a) Blade Air Mobility, Inc 100
56,673 CH Robinson Worldwide, Inc 4,994
23,634 Costamare, Inc 388
8,672 Covenant Logistics Group, Inc 427
917,697 CSX Corp 30,697
299,318 Delta Air Lines, Inc 14,200
64,636 Expeditors International Washington, Inc 8,066
106,296 FedEx Corp 31,872
18,987 (a),(b) Frontier Group Holdings, Inc 94
49,956 FTAI Infrastructure, Inc 431
17,525 Genco Shipping & Trading Ltd 373
62,934 Golden Ocean Group Ltd 868
58,331 (a) GXO Logistics, Inc 2,946
27,588 (a) Hawaiian Holdings, Inc 343
26,012 Heartland Express, Inc 321
47,325 (a),(b) Hertz Global Holdings, Inc 167
14,156 Himalaya Shipping Ltd 130
18,600 Hub Group, Inc (Class A) 801
40,450 JB Hunt Transport Services, Inc 6,472
124,072 (a) JetBlue Airways Corp 756
128,773 (a),(b) Joby Aviation, Inc 657
25,265 (a) Kirby Corp 3,025
79,606 Knight-Swift Transportation Holdings, Inc 3,974
17,753 Landstar System, Inc 3,275
154,071 (a) Lyft, Inc (Class A) 2,172
34,852 Marten Transport Ltd 643
17,593 Matson, Inc 2,304
106,075 Norfolk Southern Corp 22,773
95,028 Old Dominion Freight Line 16,782
18,024 Pangaea Logistics Solutions Ltd 141
29,335 (a) Radiant Logistics, Inc 167
52,508 (a) RXO, Inc 1,373
16,381 Ryder System, Inc 2,029
33,371 (b) Safe Bulkers, Inc 194
12,372 (a) Saia, Inc 5,868
22,723 Schneider National, Inc 549
14,929 (a) Skywest, Inc 1,225
281,073 Southwest Airlines Co 8,041
9,455 (a) Sun Country Airlines Holdings, Inc 119
943,796 (a) Uber Technologies, Inc 68,595
38,763 U-Haul Holding Co 2,327
286,184 Union Pacific Corp 64,752

CREF Equity Index Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
150,341 (a) United Airlines Holdings, Inc $ 7,316
344,535 United Parcel Service, Inc (Class B) 47,150
6,297 Universal Truckload Services, Inc 256
36,247 Werner Enterprises, Inc 1,299
52,508 (a) XPO, Inc 5,574
TOTAL TRANSPORTATION 386,041
UTILITIES - 2.2%
332,725 AES Corp 5,846
29,387 Allete, Inc 1,832
116,456 Alliant Energy Corp 5,928
21,469 (a),(b) Altus Power, Inc 84
128,677 Ameren Corp 9,150
247,843 American Electric Power Co, Inc 21,746
20,132 American States Water Co 1,461
91,256 American Water Works Co, Inc 11,787
69,829 Atmos Energy Corp 8,146
33,490 Avangrid, Inc 1,190
33,562 Avista Corp 1,162
34,402 Black Hills Corp 1,871
44,578 Brookfield Infrastructure Corp 1,500
72,027 (b) Brookfield Renewable Corp 2,044
27,522 California Water Service Group 1,335
307,461 Centerpoint Energy, Inc 9,525
9,405 Chesapeake Utilities Corp 999
10,556 Clearway Energy, Inc (Class A) 239
20,458 Clearway Energy, Inc (Class C) 505
135,718 CMS Energy Corp 8,079
165,615 Consolidated Edison, Inc 14,809
7,347 Consolidated Water Co, Inc 195
147,907 Constellation Energy Corp 29,621
402,639 Dominion Energy, Inc 19,729
97,092 DTE Energy Co 10,778
363,402 Duke Energy Corp 36,424
178,792 Edison International 12,839
99,676 Entergy Corp 10,665
120,927 Essential Utilities, Inc 4,514
98,754 Evergy, Inc 5,231
167,619 Eversource Energy 9,506
480,277 Exelon Corp 16,622
270,713 FirstEnergy Corp 10,360
9,688 Genie Energy Ltd 142
6,410 Global Water Resources, Inc 78
51,729 Hawaiian Electric Industries, Inc 467
23,041 Idacorp, Inc 2,146
14,433 MGE Energy, Inc 1,078
11,759 Middlesex Water Co 615
33,009 (a) Montauk Renewables, Inc 188
42,297 National Fuel Gas Co 2,292
38,348 New Jersey Resources Corp 1,639
967,674 NextEra Energy, Inc 68,521
209,437 NiSource, Inc 6,034
14,483 Northwest Natural Holding Co 523
27,636 NorthWestern Corp 1,384
101,910 NRG Energy, Inc 7,935
96,380 OGE Energy Corp 3,441
27,567 ONE Gas, Inc 1,760
24,734 Ormat Technologies, Inc 1,773
16,819 Otter Tail Corp 1,473
1,004,493 PG&E Corp 17,538
55,268 Pinnacle West Capital Corp 4,221
28,323 PNM Resources, Inc 1,047

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
40,332 Portland General Electric Co $ 1,744
332,474 PPL Corp 9,193
229,133 Public Service Enterprise Group, Inc 16,887
11,616 (a) Pure Cycle Corp 111
300,422 Sempra Energy 22,850
12,005 SJW Corp 651
511,922 Southern Co 39,710
28,412 Southwest Gas Holdings Inc 2,000
21,354 Spire, Inc 1,297
46,961 (a),(b) Sunnova Energy International, Inc 262
100,921 UGI Corp 2,311
10,272 Unitil Corp 532
161,793 Vistra Corp 13,911
151,716 WEC Energy Group, Inc 11,904
259,767 Xcel Energy, Inc 13,874
9,006 York Water Co 334
TOTAL UTILITIES 537,588
TOTAL COMMON STOCKS 24,644,483
(Cost $7,538,768)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
MATERIALS - 0.0%
12,007 (c) Danimer Scientific, Inc 05/03/29 0 ^
TOTAL MATERIALS 0 ^
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
7,208 (c) AstraZeneca plc 02/20/29 2
7,917 (c) Chinook Therapeutics, Inc 1
6,981 (c) Tobira Therapeutics, Inc 0 ^
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3
TOTAL RIGHTS/WARRANTS 3
(Cost $3)
TOTAL LONG-TERM INVESTMENTS 24,644,486
(Cost $7,538,771)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.5%
GOVERNMENT AGENCY DEBT - 0.0%
$ 6,000,000 Federal Home Loan Bank (FHLB) 0 .000% 07/02/24 5,997
3,010,000 FHLB 0 .000 07/19/24 3,001
TOTAL GOVERNMENT AGENCY DEBT 8,998
REPURCHASE AGREEMENT - 0.3%
84,445,000 (e) Fixed Income Clearing Corporation 5 .320 07/01/24 84,445
TOTAL REPURCHASE AGREEMENT 84,445
TREASURY DEBT - 0.2%
4,987,000 United States Treasury Bill 0 .000 07/05/24 4,984
5,000,000 United States Treasury Bill 0 .000 07/25/24 4,983
20,000,000 United States Treasury Bill 0 .000 07/30/24 19,915

CREF Equity Index Account June 30, 2024

Portfolio of Investments
(continued)
Cost amounts are in thousands.
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE
VALUE
(000)
$ 10,000,000 United States Treasury Bill 0 .000% 08/27/24 $ 9,918
TOTAL TREASURY DEBT 39,800
TOTAL SHORT-TERM INVESTMENTS 133,243
(Cost $133,248)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
70,783,176 (f) State Street Navigator Securities Lending Government Money Market Portfolio 5 .330 (g) 70,783
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 70,783
(Cost $70,783)
TOTAL INVESTMENTS - 100.3% 24,848,512
(Cost $7,742,802)
OTHER ASSETS & LIABILITIES, NET - (0.3)% (86,617)
NET ASSETS - 100.0% $24,761,895
REIT Real Estate Investment Trust
^
Amount represents less than $1,000.
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $111,135,432.
(c)
For fair value measurement disclosure purposes, investment classified as Level 3.
(d)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(e) Agreement with Fixed Income Clearing Corporation, 5.320% dated 6/28/24 to be repurchased at $84,482,437 on 7/1/24, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $86,133,911.
(f)
Investments made with cash collateral received from securities on loan.
(g)
The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
S&P 500 E-Mini Index 384 09/20/24  $ 106,192 $ 106,012 $ (180)

Portfolio of Investments
CREF Core Bond Account June 30, 2024

(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
LONG-TERM INVESTMENTS - 97.6%
BANK LOAN OBLIGATIONS - 0.3%
AUTOMOBILES & COMPONENTS - 0.0%
$ 379,484 (a) Adient US LLC TSFR1M + 2.750% 8.094% 01/31/31 $ 382
TOTAL AUTOMOBILES & COMPONENTS 382
CAPITAL GOODS - 0.1%
1,013,686 (a) Alliance Laundry Systems LLC TSFR3M + 3.500% 8.899 10/08/27 1,019
574,768 (a) Beacon Roofing Supply, Inc TSFR1M + 2.750% 7.344 05/19/28 577
343,300 (a) Cornerstone Building Brands, Inc TSFR1M + 3.250% 8.679 04/12/28 336
183,672 (a) Oregon Tool Holdings, Inc TSFR3M + 0.053% 9.596 10/13/28 140
1,254,530 (a) TK Elevator US Newco, Inc TSFR6M + 3.500% 8.791 04/30/30 1,263
900,527 (a) TransDigm, Inc TSFR3M + 0.028% 3.250 08/24/28 903
966,694 (a) TransDigm, Inc TSFR3M + 0.028% 8.085 03/22/30 970
TOTAL CAPITAL GOODS 5,208
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
649,527 (a) GFL Environmental, Inc TSFR3M + 2.500% 7.826 05/31/27 652
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 652
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
688,676 (a) CNT Holdings I Corp TSFR3M + 3.500% 8.830 11/08/27 691
407,866 (a) LS Group OpCo Acquistion LLC TSFR1M + 3.000% 8.344 04/23/31 409
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,100
CONSUMER DURABLES & APPAREL - 0.0%
167,329 (a) Samsonite IP Holdings Sarl TSFR1M + 0.020% 7.344 06/21/30 168
417,873 (a) Weber-Stephen Products LLC TSFR1M + 3.250% 8.708 10/30/27 390
TOTAL CONSUMER DURABLES & APPAREL 558
CONSUMER SERVICES - 0.1%
430,284 (a) 1011778 BC ULC TSFR1M + 0.018% 7.578 09/20/30 430
663,109 (a) Carnival Corp TSFR1M + 2.750% 8.094 10/18/28 666
1,990,000 (a) Flutter Financing BV TSFR3M + 2.250% 7.585 11/25/30 1,993
354,974 (a) IRB Holding Corp TSFR1M + 2.750% 8.179 12/15/27 355
930,043 (a) KFC Holding Co TSFR1M + 1.750% 7.196 03/15/28 931
581,932 (a) Spin Holdco, Inc TSFR3M + 2.000% 9.600 03/04/28 499
TOTAL CONSUMER SERVICES 4,874
ENERGY - 0.0%
477,030 (a) Buckeye Partners LP TSFR1M + 2.000% 7.344 11/01/26 478
128,567 (a) DT Midstream, Inc TSFR1M + 2.000% 7.458 06/26/28 129
TOTAL ENERGY 607
FINANCIAL SERVICES - 0.0%
215,438 (a) Avolon TLB Borrower US LLC TSFR1M + 0.015% 6.939 02/12/27 216
172,754 (a) Avolon TLB Borrower US LLC TSFR1M + 0.020% 7.339 06/22/28 173
2,116,947 (a) Trans Union LLC TSFR1M + 2.000% 7.344 12/01/28 2,120
TOTAL FINANCIAL SERVICES 2,509
FOOD, BEVERAGE & TOBACCO - 0.0%
239,780 (a) Arterra Wines Canada, Inc TSFR3M + 3.500% 9.096 11/24/27 222
421,737 (a) Chobani LLC TSFR1M + 2.750% 8.708 10/25/27 424
TOTAL FOOD, BEVERAGE & TOBACCO 646
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
407,787 (a) DaVita, Inc TSFR12M + 1.750% 7.208 08/12/26 407
519,530 (a) Medline Borrower LP TSFR1M + 2.750% 8.094 10/23/28 521

CREF Core Bond Account June 30, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,040,303 (a) Select Medical Corp TSFR1M + 3.500% 8.344% 03/06/27 $ 2,044
62,820 (a) Team Health Holdings, Inc TSFR3M + 5.250% 10.580 03/02/27 59
TOTAL HEALTH CARE EQUIPMENT & SERVICES 3,031
MATERIALS - 0.0%
1,229,820 (a) Asplundh Tree Expert LLC TSFR1M + 1.750% 7.194 09/07/27 1,232
218,606 (a) Berry Global, Inc TSFR1M + 1.750% 7.191 07/01/26 219
TOTAL MATERIALS 1,451
MEDIA & ENTERTAINMENT - 0.0%
49,574 (a) Diamond Sports Group LLC TSFR1M + 8.000% 8.000 05/25/26 47
366,358 (a) DIRECTV Financing LLC TSFR1M + 2.500% 10.458 08/02/27 367
449,661 (a) Lions Gate Capital Holdings LLC TSFR1M + 2.250% 7.694 03/24/25 450
TOTAL MEDIA & ENTERTAINMENT 864
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
253,508 (a) Avantor Funding, Inc TSFR1M + 2.000% 7.444 11/08/27 255
140,931 (a) Grifols Worldwide Operations USA, Inc TSFR1M + 2.000% 7.444 11/15/27 139
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 394
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
25,828 (a) Cushman & Wakefield plc TSFR1M + 2.750% 8.208 08/21/25 26
516,477 (a) Cushman & Wakefield US Borrower LLC TSFR1M + 0.033% 8.679 01/31/30 517
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 543
SOFTWARE & SERVICES - 0.1%
809,586 (a) Camelot US Acquisition LLC TSFR1M + 2.750% 8.094 01/31/31 812
1,518,043 (a) Ellucian Holdings, Inc TSFR1M + 3.500% 8.944 10/09/29 1,527
1,255,762 (a) Gen Digital, Inc TSFR1M + 1.750% 7.094 09/12/29 1,253
371,034 (a) Rackspace Finance LLC TSFR1M + 0.053% 8.186 05/15/28 171
87,981 (a) Rackspace Finance LLC TSFR1M + 0.053% 11.692 05/15/28 90
697,345 (a) Rocket Software, Inc TSFR1M + 4.750% 10.094 11/28/28 701
888,797 (a) UKG, Inc TSFR1M + 3.250% 8.576 02/10/31 893
TOTAL SOFTWARE & SERVICES 5,447
TELECOMMUNICATION SERVICES - 0.0%
299,138 (a) Cablevision Lightpath LLC TSFR1M + 3.250% 8.693 11/30/27 285
1,642,000 (a) Virgin Media Bristol LLC TSFR1M + 2.500% 8.656 03/31/31 1,573
TOTAL TELECOMMUNICATION SERVICES 1,858
TRANSPORTATION - 0.0%
204,488 (a) Air Canada TSFR3M + 2.500% 7.847 03/21/31 205
254,990 (a) SkyMiles IP Ltd TSFR3M + 3.750% 9.075 10/20/27 261
TOTAL TRANSPORTATION 466
TOTAL BANK LOAN OBLIGATIONS 30,590
(Cost $30,686)
CORPORATE BONDS - 31.2%
AUTOMOBILES & COMPONENTS - 0.9%
EUR 425,000 American Honda Finance Corp
1.950 10/18/24 453
EUR 300,000 Aptiv plc
1.500 03/10/25 316
EUR 500,000 (b) Dana Financing Luxembourg Sarl
3.000 07/15/29 484
225,000 Dana, Inc
5.375 11/15/27 220
350,000 (c) Dana, Inc
5.625 06/15/28 340
8,080,000 Ford Motor Credit Co LLC
6.950 03/06/26 8,210
EUR 300,000 Ford Motor Credit Co LLC
5.125 02/20/29 334
4,525,000 Ford Motor Credit Co LLC
7.350 03/06/30 4,789
4,000,000 (b) Ford Otomotiv Sanayi AS.
7.125 04/25/29 4,036

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
GBP 200,000 General Motors Financial Co, Inc
2.250% 09/06/24 $ 251
$ 20,000,000 General Motors Financial Co, Inc
2.750 06/20/25 19,440
19,850,000 General Motors Financial Co, Inc
5.000 04/09/27 19,647
EUR 500,000 General Motors Financial Co, Inc
0.600 05/20/27 491
EUR 300,000 General Motors Financial Co, Inc
4.300 02/15/29 327
6,250,000 General Motors Financial Co, Inc
5.850 04/06/30 6,326
2,550,000 General Motors Financial Co, Inc
5.750 02/08/31 2,557
12,000,000 General Motors Financial Co, Inc
2.700 06/10/31 9,921
4,975,000 General Motors Financial Co, Inc
5.600 06/18/31 4,938
5,450,000 General Motors Financial Co, Inc
5.700 N/A(d) 5,116
EUR 205,000 (b) Goodyear Europe BV
2.750 08/15/28 198
3,575,000 (b) Hyundai Capital Services, Inc
2.125 04/24/25 3,475
EUR 400,000 (b),(e) IHO Verwaltungs GmbH
3.750 09/15/26 422
200,000 (b) Kia Corp
2.750 02/14/27 187
150,000 (b) ZF North America Capital, Inc
6.875 04/14/28 153
TOTAL AUTOMOBILES & COMPONENTS 92,631
BANKS - 6.4%
2,000,000 (b) Akbank T.A.S.
6.800 06/22/31 1,951
1,775,000 (b) Banco de Credito del Peru
3.125 07/01/30 1,708
1,500,000 (b) Banco de Credito e Inversiones S.A.
2.875 10/14/31 1,280
700,000 (b) Banco de Credito e Inversiones S.A.
8.750 N/A(d) 733
3,000,000 (b) Banco del Estado de Chile
2.704 01/09/25 2,940
3,000,000 (b) Banco Nacional de Panama
2.500 08/11/30 2,308
EUR 600,000 (a) Banco Santander S.A.
0.500 03/24/27 608
EUR 400,000 Banco Santander S.A.
0.200 02/11/28 380
GBP 400,000 Banco Santander S.A.
4.750 08/30/28 498
2,650,000 Bancolombia S.A.
4.625 12/18/29 2,559
2,000,000 Bancolombia S.A.
8.625 12/24/34 2,042
3,010,000 (b) Bangkok Bank PCL
3.466 09/23/36 2,504
1,750,000 (b) Banistmo S.A.
4.250 07/31/27 1,660
8,100,000 (b) Bank Hapoalim BM
3.255 01/21/32 7,273
6,300,000 (b) Bank Leumi Le-Israel BM
3.275 01/29/31 5,829
EUR 400,000 Bank of America Corp
1.375 03/26/25 421
EUR 300,000 Bank of America Corp
1.776 05/04/27 311
55,925,000 Bank of America Corp
2.592 04/29/31 48,354
23,000,000 Bank of America Corp
5.288 04/25/34 22,759
14,150,000 Bank of America Corp
5.468 01/23/35 14,136
26,750,000 Bank of America Corp
2.676 06/19/41 18,690
3,000,000 Bank of America Corp
6.100 N/A(d) 2,991
5,000,000 Bank of America Corp
6.250 N/A(d) 4,979
2,975,000 Bank of Montreal
3.803 12/15/32 2,795
GBP 300,000 Banque Federative du Credit Mutuel S.A.
4.875 09/25/25 376
EUR 500,000 Barclays plc
4.918 08/08/30 557
6,075,000 Barclays plc
3.330 11/24/42 4,362
300,000 (b) BBVA Bancomer S.A.
5.350 11/12/29 296
1,500,000 (b) BBVA Bancomer S.A.
5.125 01/18/33 1,367
1,400,000 (b) BBVA Bancomer S.A.
8.450 06/29/38 1,443
5,600,000 (b) BNP Paribas S.A.
1.904 09/30/28 5,000
EUR 500,000 BNP Paribas S.A.
3.875 02/23/29 539
5,000,000 (b) BNP Paribas S.A.
2.159 09/15/29 4,364
2,775,000 (b) BNP Paribas S.A.
2.588 08/12/35 2,268
449,000 (b) BPCE S.A.
4.625 07/11/24 449
EUR 300,000 BPCE S.A.
0.500 09/15/27 298
7,900,000 CitiBank NA
5.570 04/30/34 8,026
36,375,000 Citigroup, Inc
3.200 10/21/26 34,690
11,970,000 Citigroup, Inc
4.125 07/25/28 11,490
7,125,000 Citigroup, Inc
2.572 06/03/31 6,116
39,225,000 Citigroup, Inc
6.270 11/17/33 41,082
6,750,000 Citigroup, Inc
7.625 N/A(d) 7,028
5,000,000 Citigroup, Inc
5.000 N/A(d) 4,968
8,425,000 Cooperatieve Rabobank UA
3.750 07/21/26 8,110

CREF Core Bond Account June 30, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
GBP 600,000 Danske Bank A.S.
2.250% 01/14/28 $ 700
$ 7,350,000 Deutsche Bank AG.
5.371 09/09/27 7,362
5,575,000 Deutsche Bank AG.
2.311 11/16/27 5,147
4,325,000 Deutsche Bank AG.
6.819 11/20/29 4,498
2,975,000 (b) Development Bank of Kazakhstan JSC
2.950 05/06/31 2,473
3,325,000 (b) Grupo Aval Ltd
4.375 02/04/30 2,854
2,880,000 (b) Hana Bank
3.500 N/A(d) 2,700
9,925,000 HSBC Holdings plc
4.292 09/12/26 9,751
6,200,000 HSBC Holdings plc
2.013 09/22/28 5,568
12,400,000 HSBC Holdings plc
7.390 11/03/28 13,113
11,925,000 HSBC Holdings plc
2.206 08/17/29 10,483
3,750,000 HSBC Holdings plc
3.973 05/22/30 3,505
7,000,000 Huntington Bancshares, Inc
5.625 N/A(d) 6,691
UGX 2,000,000,000 (b),(f) ICBC Standard Bank plc
14.250 06/26/34 464
2,125,000 (b) Intercorp Financial Services, Inc
4.125 10/19/27 1,982
200,000 (b) Intesa Sanpaolo S.p.A
4.198 06/01/32 169
31,125,000 JPMorgan Chase & Co
2.301 10/15/25 30,812
14,600,000 JPMorgan Chase & Co
3.200 06/15/26 14,055
8,325,000 JPMorgan Chase & Co
4.323 04/26/28 8,121
EUR 600,000 JPMorgan Chase & Co
1.638 05/18/28 609
16,900,000 JPMorgan Chase & Co
5.581 04/22/30 17,168
10,500,000 JPMorgan Chase & Co
3.702 05/06/30 9,818
2,150,000 JPMorgan Chase & Co
1.953 02/04/32 1,749
19,775,000 JPMorgan Chase & Co
4.912 07/25/33 19,206
24,425,000 JPMorgan Chase & Co
5.350 06/01/34 24,317
3,200,000 JPMorgan Chase & Co
6.254 10/23/34 3,394
27,925,000 JPMorgan Chase & Co
5.766 04/22/35 28,651
2,625,000 JPMorgan Chase & Co
2.525 11/19/41 1,788
10,750,000 JPMorgan Chase & Co
3.157 04/22/42 8,000
6,250,000 JPMorgan Chase & Co
3.650 N/A(d) 5,912
5,500,000 JPMorgan Chase & Co
5.000 N/A(d) 5,484
11,100,000 JPMorgan Chase & Co
6.100 N/A(d) 11,111
9,375,000 JPMorgan Chase & Co
6.875 N/A(d) 9,683
5,950,000 M&T Bank Corp
3.500 N/A(d) 4,965
3,675,000 (b) Mizrahi Tefahot Bank Ltd
3.077 04/07/31 3,364
7,925,000 (b) NBK SPC Ltd
1.625 09/15/27 7,281
2,100,000 (b) Oversea-Chinese Banking Corp Ltd
1.832 09/10/30 2,007
7,465,000 PNC Financial Services Group, Inc
3.400 N/A(d) 6,697
CNY 8,000,000 QNB Finance Ltd
3.150 02/04/26 1,098
7,800,000 Sumitomo Mitsui Financial Group, Inc
1.474 07/08/25 7,488
11,700,000 Toronto-Dominion Bank
4.285 09/13/24 11,662
2,350,000 Toronto-Dominion Bank
3.625 09/15/31 2,237
5,000,000 Truist Financial Corp
4.950 N/A(d) 4,898
9,000,000 Truist Financial Corp
4.800 N/A(d) 8,843
3,500,000 (b) United Overseas Bank Ltd
2.000 10/14/31 3,234
5,300,000 Wells Fargo & Co
3.550 09/29/25 5,174
16,375,000 Wells Fargo & Co
2.393 06/02/28 15,081
9,600,000 Wells Fargo & Co
6.303 10/23/29 9,962
5,775,000 (c) Wells Fargo & Co
7.625 N/A(d) 6,150
10,000,000 Wells Fargo & Co
3.900 N/A(d) 9,569
8,500,000 (c) Wells Fargo & Co
5.875 N/A(d) 8,461
TOTAL BANKS 688,047
CAPITAL GOODS - 1.0%
3,250,000 Air Lease Corp
3.125 12/01/30 2,840
EUR 1,000,000 (b) Albion Financing 1 SARL
5.250 10/15/26 1,073
25,400,000 Boeing Co
2.196 02/04/26 23,873
5,350,000 Boeing Co
3.250 02/01/28 4,900
3,350,000 Boeing Co
5.705 05/01/40 3,089
16,800,000 Boeing Co
5.805 05/01/50 15,140
EUR 200,000 Carrier Global Corp
4.375 05/29/25 215
EUR 400,000 Carrier Global Corp
4.125 05/29/28 436

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
EUR 300,000 Carrier Global Corp
4.500% 11/29/32 $ 336
$ 1,300,000 (b) Embraer Netherlands Finance BV
7.000 07/28/30 1,357
3,075,000 (b) H&E Equipment Services, Inc
3.875 12/15/28 2,774
EUR 500,000 Honeywell International, Inc
3.750 03/01/36 526
11,500,000 Honeywell International, Inc
5.250 03/01/54 11,159
EUR 300,000 Illinois Tool Works, Inc
3.250 05/17/28 321
8,000,000 L3Harris Technologies, Inc
5.400 07/31/33 7,975
3,550,000 Lockheed Martin Corp
5.200 02/15/64 3,356
7,275,000 Northrop Grumman Corp
3.250 01/15/28 6,851
EUR 500,000 Raytheon Technologies Corp
2.150 05/18/30 485
5,575,000 Raytheon Technologies Corp
2.250 07/01/30 4,761
1,925,000 (b) Sociedad Quimica y Minera de Chile S.A.
6.500 11/07/33 2,012
3,000,000 (b) Sociedad Quimica y Minera de Chile S.A.
3.500 09/10/51 2,029
5,425,000 Trane Technologies Luxembourg Finance S.A.
3.800 03/21/29 5,156
2,175,000 Tyco Electronics Group S.A.
3.700 02/15/26 2,124
300,000 (b) WESCO Distribution, Inc
7.250 06/15/28 305
TOTAL CAPITAL GOODS 103,093
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
325,000 (b) ASGN, Inc
4.625 05/15/28 306
1,000,000 (b) GFL Environmental, Inc
3.750 08/01/25 991
2,000,000 (b) Prime Security Services Borrower LLC
5.750 04/15/26 1,985
1,325,000 (b) Prime Security Services Borrower LLC
3.375 08/31/27 1,226
725,000 (b) Prime Security Services Borrower LLC
6.250 01/15/28 714
3,771,000 Republic Services, Inc
2.900 07/01/26 3,605
2,525,000 Waste Management, Inc
2.500 11/15/50 1,510
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 10,337
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.5%
5,575,000 AutoZone, Inc
1.650 01/15/31 4,471
925,000 (b) Bath & Body Works, Inc
6.625 10/01/30 928
550,000 (b) Group 1 Automotive, Inc
4.000 08/15/28 508
8,400,000 Home Depot, Inc
4.950 06/25/34 8,312
875,000 (b) Lithia Motors, Inc
4.625 12/15/27 835
8,850,000 Lowe's Cos, Inc
4.250 04/01/52 6,955
5,100,000 O'Reilly Automotive, Inc
3.550 03/15/26 4,939
6,875,000 O'Reilly Automotive, Inc
3.600 09/01/27 6,550
4,075,000 O'Reilly Automotive, Inc
4.200 04/01/30 3,879
12,400,000 O'Reilly Automotive, Inc
1.750 03/15/31 9,992
5,050,000 (b) Prosus NV
4.987 01/19/52 3,941
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 51,310
CONSUMER SERVICES - 0.5%
9,820,000 Amherst College
4.100 11/01/45 8,395
3,000,000 (b) Genm Capital Labuan Ltd
3.882 04/19/31 2,619
125,000 (b) Hilton Domestic Operating Co, Inc
5.750 05/01/28 124
1,151,000 (b) International Game Technology plc
6.500 02/15/25 1,152
8,000,000 President and Fellows of Harvard College
3.529 10/01/31 7,391
14,250,000 President and Fellows of Harvard College
3.619 10/01/37 12,405
1,000,000 Sands China Ltd
2.300 03/08/27 911
2,100,000 Sands China Ltd
5.900 08/08/28 2,056
15,000,000 Smith College
4.620 07/01/45 13,116
TOTAL CONSUMER SERVICES 48,169
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2%
4,000,000 Costco Wholesale Corp
1.600 04/20/30 3,362
1,200,000 SYSCO Corp
6.000 01/17/34 1,260
5,450,000 SYSCO Corp
3.150 12/14/51 3,566
8,500,000 Walmart, Inc
1.800 09/22/31 7,003
4,000,000 Walmart, Inc
2.500 09/22/41 2,771

CREF Core Bond Account June 30, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 7,400,000 Walmart, Inc
4.500% 04/15/53 $ 6,550
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 24,512
ENERGY - 2.7%
EUR 500,000 BP Capital Markets plc
1.231 05/08/31 458
2,973,000 Cenovus Energy, Inc
5.400 06/15/47 2,736
6,850,000 Cheniere Energy Partners LP
3.250 01/31/32 5,847
8,625,000 (b) Cheniere Energy Partners LP
5.750 08/15/34 8,659
900,000 Chevron USA, Inc
3.900 11/15/24 895
7,200,000 Diamondback Energy, Inc
4.400 03/24/51 5,751
2,000,000 Ecopetrol S.A.
6.875 04/29/30 1,921
2,125,000 Ecopetrol S.A.
4.625 11/02/31 1,739
200,000 Ecopetrol S.A.
8.875 01/13/33 207
400,000 Ecopetrol S.A.
8.375 01/19/36 393
3,000,000 (b) EIG Pearl Holdings Sarl
3.545 08/31/36 2,577
3,000,000 (b) Empresa Nacional del Petroleo
5.250 11/06/29 2,931
12,968,000 Enbridge, Inc
3.125 11/15/29 11,709
3,925,000 Enbridge, Inc
5.700 03/08/33 3,956
2,950,000 Enbridge, Inc
3.400 08/01/51 1,997
4,575,000 Energy Transfer LP
2.900 05/15/25 4,463
4,725,000 Energy Transfer LP
4.750 01/15/26 4,668
6,350,000 Energy Transfer LP
4.950 06/15/28 6,266
4,225,000 Energy Transfer LP
5.250 04/15/29 4,208
2,900,000 Energy Transfer LP
5.750 02/15/33 2,930
5,100,000 Energy Transfer LP
6.550 12/01/33 5,405
3,100,000 Energy Transfer LP
5.550 05/15/34 3,068
775,000 Energy Transfer LP
5.400 10/01/47 693
8,700,000 Energy Transfer LP
6.250 04/15/49 8,655
9,125,000 Energy Transfer LP
5.000 05/15/50 7,745
3,100,000 Energy Transfer LP
5.950 05/15/54 3,019
2,950,000 Energy Transfer Operating LP
5.500 06/01/27 2,958
5,125,000 Enterprise Products Operating LLC
3.700 02/15/26 4,993
2,650,000 Enterprise Products Operating LLC
4.250 02/15/48 2,166
6,200,000 Enterprise Products Operating LLC
4.200 01/31/50 4,972
4,500,000 Enterprise Products Operating LLC
3.200 02/15/52 2,990
6,500,000 Enterprise Products Operating LLC
3.300 02/15/53 4,378
450,000 (b) EQM Midstream Partners LP
6.000 07/01/25 450
2,431,200 (b) Galaxy Pipeline Assets Bidco Ltd
2.160 03/31/34 2,085
3,300,000 (b) Galaxy Pipeline Assets Bidco Ltd
2.625 03/31/36 2,681
14,875,000 Marathon Oil Corp
5.300 04/01/29 14,936
8,375,000 Marathon Petroleum Corp
3.800 04/01/28 7,980
5,060,000 Marathon Petroleum Corp
4.750 09/15/44 4,314
5,500,000 Marathon Petroleum Corp
5.000 09/15/54 4,670
725,000 (b) MEG Energy Corp
5.875 02/01/29 705
3,525,000 (b) Midwest Connector Capital Co LLC
4.625 04/01/29 3,422
8,950,000 MPLX LP
1.750 03/01/26 8,410
20,000,000 MPLX LP
2.650 08/15/30 17,235
5,825,000 MPLX LP
4.700 04/15/48 4,791
275,000 Murphy Oil Corp
5.875 12/01/27 275
2,200,000 Occidental Petroleum Corp
5.550 03/15/26 2,196
5,325,000 ONEOK, Inc
3.250 06/01/30 4,794
5,000,000 ONEOK, Inc
4.500 03/15/50 3,955
315,000 (b) Parkland Corp
4.625 05/01/30 287
500,000 (b) Parkland Fuel Corp
5.875 07/15/27 493
200,000 (b) Pertamina Persero PT
3.650 07/30/29 186
300,000 Petroleos Mexicanos
6.840 01/23/30 264
5,300,000 Petroleos Mexicanos
5.950 01/28/31 4,271
3,000,000 Petroleos Mexicanos
6.700 02/16/32 2,512
13,575,000 Phillips 66
2.150 12/15/30 11,339
3,225,000 Phillips 66
3.300 03/15/52 2,109
2,375,000 Phillips 66 Co
4.680 02/15/45 2,026
475,000 Plains All American Pipeline LP
3.800 09/15/30 434

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,300,000 (b) Promigas S.A. ESP
3.750% 10/16/29 $ 2,089
2,950,000 (b) QazaqGaz NC JSC
4.375 09/26/27 2,762
1,838,040 (b) Rio Oil Finance Trust
8.200 04/06/28 1,864
6,200,000 Sabine Pass Liquefaction LLC
5.875 06/30/26 6,225
4,800,000 Sabine Pass Liquefaction LLC
4.500 05/15/30 4,605
3,000,000 (b) Saudi Arabian Oil Co
3.250 11/24/50 2,012
6,500,000 Sunoco Logistics Partners Operations LP
4.000 10/01/27 6,240
425,000 Targa Resources Partners LP
6.500 07/15/27 428
3,000,000 Targa Resources Partners LP
6.500 03/30/34 3,177
350,000 (b) Tengizchevroil Finance Co International Ltd
2.625 08/15/25 335
4,300,000 (b) Thaioil Treasury Center Co Ltd
2.500 06/18/30 3,627
11,000,000 TotalEnergies Capital International S.A.
3.127 05/29/50 7,417
2,500,000 TotalEnergies Capital S.A.
5.488 04/05/54 2,465
3,875,000 TotalEnergies Capital S.A.
5.638 04/05/64 3,837
4,675,000 Williams Cos, Inc
2.600 03/15/31 3,949
9,250,000 Williams Cos, Inc
5.650 03/15/33 9,334
TOTAL ENERGY 292,539
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.2%
5,100,000 Agree LP
2.000 06/15/28 4,505
1,675,000 Alexandria Real Estate Equities, Inc
3.950 01/15/28 1,603
5,500,000 Alexandria Real Estate Equities, Inc
4.900 12/15/30 5,383
2,418,000 American Tower Corp
3.375 10/15/26 2,309
EUR 450,000 American Tower Corp
0.450 01/15/27 445
1,600,000 American Tower Corp
3.600 01/15/28 1,510
4,350,000 American Tower Corp
3.800 08/15/29 4,043
13,700,000 American Tower Corp
2.900 01/15/30 12,077
2,750,000 American Tower Corp
2.100 06/15/30 2,304
3,825,000 American Tower Corp
1.875 10/15/30 3,114
5,825,000 Brixmor Operating Partnership LP
3.850 02/01/25 5,762
1,075,000 Brixmor Operating Partnership LP
2.250 04/01/28 959
3,200,000 CubeSmart LP
2.250 12/15/28 2,818
GBP 400,000 Digital Stout Holding LLC
3.750 10/17/30 457
2,275,000 Equinix, Inc
2.150 07/15/30 1,907
6,700,000 Essex Portfolio LP
3.000 01/15/30 5,951
3,875,000 Extra Space Storage LP
2.400 10/15/31 3,184
6,600,000 Healthcare Realty Holdings LP
3.875 05/01/25 6,473
6,250,000 Healthcare Realty Holdings LP
3.500 08/01/26 5,987
3,000,000 Healthcare Realty Holdings LP
3.625 01/15/28 2,773
8,975,000 Healthcare Realty Holdings LP
3.100 02/15/30 7,848
1,750,000 Healthcare Realty Holdings LP
2.400 03/15/30 1,442
1,050,000 Healthcare Realty Holdings LP
2.050 03/15/31 812
7,950,000 Highwoods Realty LP
3.875 03/01/27 7,538
2,900,000 Highwoods Realty LP
4.125 03/15/28 2,709
2,875,000 Highwoods Realty LP
4.200 04/15/29 2,634
4,000,000 Highwoods Realty LP
3.050 02/15/30 3,392
3,845,000 (b) Iron Mountain, Inc
7.000 02/15/29 3,913
2,750,000 Kite Realty Group LP
5.500 03/01/34 2,689
5,300,000 Kite Realty Group Trust
4.750 09/15/30 5,062
4,300,000 Mid-America Apartments LP
4.000 11/15/25 4,218
11,100,000 Mid-America Apartments LP
2.750 03/15/30 9,824
3,025,000 Mid-America Apartments LP
1.700 02/15/31 2,427
2,575,000 Mid-America Apartments LP
2.875 09/15/51 1,594
600,000 National Retail Properties, Inc
4.000 11/15/25 588
3,000,000 National Retail Properties, Inc
3.600 12/15/26 2,878
1,800,000 NNN REIT, Inc
5.600 10/15/33 1,791
EUR 400,000 ProLogis Euro Finance LLC
4.000 05/05/34 426
GBP 300,000 ProLogis International Funding II S.A.
2.750 02/22/32 319
1,275,000 ProLogis LP
2.875 11/15/29 1,147
3,125,000 ProLogis LP
1.750 07/01/30 2,584
6,350,000 Regency Centers LP
3.900 11/01/25 6,205
1,025,000 Regency Centers LP
3.600 02/01/27 984

CREF Core Bond Account June 30, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,500,000 Regency Centers LP
2.950% 09/15/29 $ 4,937
8,150,000 (b) SBA Tower Trust
2.836 01/15/25 8,007
11,046,000 (b) SBA Tower Trust
1.884 01/15/26 10,388
25,315,000 (b) SBA Tower Trust
1.631 11/15/26 22,993
42,100,000 (b) SBA Tower Trust
1.840 04/15/27 37,865
2,968,000 SITE Centers Corp
3.625 02/01/25 2,929
3,850,000 SITE Centers Corp
4.700 06/01/27 3,821
2,150,000 (b) Trust Fibra Uno
7.375 02/13/34 2,121
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 239,649
FINANCIAL SERVICES - 2.6%
8,975,000 AerCap Ireland Capital DAC
1.750 01/30/26 8,454
21,944,000 AerCap Ireland Capital DAC
3.000 10/29/28 19,942
2,250,000 AerCap Ireland Capital DAC
3.850 10/29/41 1,760
1,375,000 American Express Co
2.550 03/04/27 1,285
7,500,000 American Express Co
3.550 N/A(d) 6,991
10,000,000 Bank of New York Mellon Corp
4.700 N/A(d) 9,824
EUR 400,000 (b) Blackstone Private Credit Fund
1.750 11/30/26 399
6,635,000 (c) Capital One Financial Corp
3.950 N/A(d) 6,106
7,000,000 (c) Charles Schwab Corp
5.375 N/A(d) 6,921
6,250,000 Community Preservation Corp
2.867 02/01/30 5,445
3,200,000 (b) Corebridge Financial, Inc
6.050 09/15/33 3,282
4,350,000 Corebridge Financial, Inc
5.750 01/15/34 4,379
EUR 500,000 Deutsche Bank AG.
5.000 09/05/30 552
600,000 Deutsche Bank AG.
3.742 01/07/33 494
7,525,000 Discover Bank
2.450 09/12/24 7,472
7,305,000 Discover Bank
3.450 07/27/26 6,977
3,750,000 Discover Bank
2.700 02/06/30 3,219
200,000 (b) ENN Clean Energy International Investment Ltd
3.375 05/12/26 191
1,825,000 (b) Equitable Financial Life Global Funding
1.400 07/07/25 1,748
3,543,000 Equitable Holdings, Inc
4.950 N/A(d) 3,488
EUR 375,000 Fidelity National Information Services, Inc
1.100 07/15/24 401
6,575,000 Fiserv, Inc
5.450 03/15/34 6,534
12,825,000 Goldman Sachs Group, Inc
3.500 04/01/25 12,629
EUR 500,000 Goldman Sachs Group, Inc
1.250 02/07/29 482
12,375,000 Goldman Sachs Group, Inc
5.851 04/25/35 12,676
3,500,000 Goldman Sachs Group, Inc
4.411 04/23/39 3,095
6,825,000 Goldman Sachs Group, Inc
3.436 02/24/43 5,154
3,000,000 Goldman Sachs Group, Inc
3.800 N/A(d) 2,827
200,000 (b),(c) Indian Railway Finance Corp Ltd
3.249 02/13/30 180
3,600,000 (b) Indian Railway Finance Corp Ltd
2.800 02/10/31 3,085
1,700,000 (b) Indian Railway Finance Corp Ltd
3.570 01/21/32 1,514
2,445,000 (b) Mexico Remittances Funding Fiduciary Estate
Management Sarl 4.875 01/15/28 2,227
2,789,400 (b) Minejesa Capital BV
4.625 08/10/30 2,674
10,000,000 Morgan Stanley
2.188 04/28/26 9,711
31,425,000 Morgan Stanley
3.125 07/27/26 30,044
EUR 700,000 Morgan Stanley
1.342 10/23/26 727
1,400,000 Morgan Stanley
5.449 07/20/29 1,409
6,600,000 Morgan Stanley
6.407 11/01/29 6,886
EUR 300,000 Morgan Stanley
3.790 03/21/30 322
EUR 500,000 Morgan Stanley
2.950 05/07/32 506
14,250,000 Morgan Stanley
5.250 04/21/34 14,027
5,150,000 Morgan Stanley
5.424 07/21/34 5,124
4,000,000 Morgan Stanley
5.831 04/19/35 4,100
4,440,000 Northern Trust Corp
4.600 N/A(d) 4,297
3,350,000 (b) Power Finance Corp Ltd
3.950 04/23/30 3,082
550,000 Springleaf Finance Corp
5.375 11/15/29 516
6,950,000 State Street Corp
6.700 N/A(d) 6,991
8,825,000 UBS Group AG.
3.750 03/26/25 8,703
2,950,000 (b) UBS Group AG.
2.193 06/05/26 2,851
9,100,000 (b) UBS Group AG.
1.305 02/02/27 8,484
6,200,000 (b) UBS Group AG.
6.442 08/11/28 6,357

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 7,500,000 (b) UBS Group AG.
5.617% 09/13/30 $ 7,532
3,065,000 (b) UBS Group AG.
3.179 02/11/43 2,186
4,225,000 Visa, Inc
2.700 04/15/40 3,079
TOTAL FINANCIAL SERVICES 279,341
FOOD, BEVERAGE & TOBACCO - 1.3%
1,600,000 (b) Anadolu Efes Biracilik Ve Malt Sanayii AS.
3.375 06/29/28 1,387
6,975,000 Anheuser-Busch Cos LLC
4.700 02/01/36 6,650
17,525,000 Anheuser-Busch Cos LLC
4.900 02/01/46 16,157
16,850,000 Anheuser-Busch InBev Worldwide, Inc
4.750 01/23/29 16,754
7,500,000 Anheuser-Busch InBev Worldwide, Inc
5.000 06/15/34 7,442
11,500,000 BAT Capital Corp
2.259 03/25/28 10,304
10,225,000 BAT Capital Corp
4.906 04/02/30 9,966
4,400,000 BAT Capital Corp
2.726 03/25/31 3,711
10,000,000 BAT International Finance plc
4.448 03/16/28 9,681
225,000 (b) Becle SAB de C.V.
2.500 10/14/31 179
3,800,000 (b) Bimbo Bakeries USA, Inc
6.050 01/15/29 3,906
3,875,000 (b) Cia Cervecerias Unidas S.A.
3.350 01/19/32 3,370
3,000,000 (b) Coca-Cola Icecek AS.
4.500 01/20/29 2,760
1,700,000 Constellation Brands, Inc
4.400 11/15/25 1,676
2,675,000 Constellation Brands, Inc
3.700 12/06/26 2,585
1,050,000 Constellation Brands, Inc
3.150 08/01/29 952
6,900,000 Constellation Brands, Inc
2.875 05/01/30 6,089
20,175,000 Constellation Brands, Inc
2.250 08/01/31 16,560
4,500,000 Diageo Capital plc
1.375 09/29/25 4,284
2,500,000 (b) Grupo Bimbo SAB de C.V.
4.700 11/10/47 2,153
3,950,000 Kraft Heinz Foods Co
4.375 06/01/46 3,212
EUR 300,000 (b) Mondelez International Holdings Netherlands BV
1.250 09/09/41 217
11,000,000 Philip Morris International, Inc
5.250 02/13/34 10,792
TOTAL FOOD, BEVERAGE & TOBACCO 140,787
HEALTH CARE EQUIPMENT & SERVICES - 1.2%
EUR 200,000 Becton Dickinson & Co
3.519 02/08/31 212
12,500,000 Bon Secours Mercy Health, Inc
3.382 11/01/25 12,123
1,925,000 Boston Scientific Corp
2.650 06/01/30 1,690
3,285,000 Centene Corp
2.450 07/15/28 2,916
2,910,000 Centene Corp
3.000 10/15/30 2,488
19,230,000 Children's Hospital Medic
4.268 05/15/44 16,704
9,750,000 CVS Health Corp
4.780 03/25/38 8,705
4,050,000 CVS Health Corp
2.700 08/21/40 2,691
12,655,000 CVS Health Corp
5.050 03/25/48 10,904
4,105,000 Dartmouth-Hitchcock Health
4.178 08/01/48 3,215
10,775,000 Elevance Health, Inc
2.250 05/15/30 9,232
4,750,000 Elevance Health, Inc
5.125 02/15/53 4,369
4,225,000 HCA, Inc
5.625 09/01/28 4,263
11,200,000 HCA, Inc
3.625 03/15/32 9,866
5,350,000 HCA, Inc
4.625 03/15/52 4,319
3,500,000 (b) Hologic, Inc
3.250 02/15/29 3,140
6,125,000 Humana, Inc
2.150 02/03/32 4,887
2,700,000 Humana, Inc
5.875 03/01/33 2,747
EUR 250,000 (b) IQVIA, Inc
1.750 03/15/26 257
GBP 500,000 McKesson Corp
3.125 02/17/29 588
2,925,000 McKesson Corp
5.100 07/15/33 2,918
5,000,000 New York and Presbyterian Hospital
3.563 08/01/36 4,224
EUR 450,000 Stryker Corp
2.625 11/30/30 457
375,000 Tenet Healthcare Corp
4.625 06/15/28 357
5,775,000 UnitedHealth Group, Inc
2.950 10/15/27 5,429
10,700,000 UnitedHealth Group, Inc
2.300 05/15/31 8,978
3,250,000 UnitedHealth Group, Inc
3.750 10/15/47 2,474
TOTAL HEALTH CARE EQUIPMENT & SERVICES 130,153

CREF Core Bond Account June 30, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
$ 6,220,000 Church & Dwight Co, Inc
2.300% 12/15/31 $ 5,173
EUR 750,000 (b) Coty, Inc
3.875 04/15/26 798
5,975,000 Haleon US Capital LLC
3.375 03/24/27 5,701
5,725,000 Haleon US Capital LLC
3.625 03/24/32 5,129
EUR 300,000 Procter & Gamble Co
3.250 08/02/31 322
EUR 600,000 The Procter & Gamble Company
0.625 10/30/24 636
EUR 400,000 The Procter & Gamble Company
1.875 10/30/38 357
EUR 500,000 Unilever Finance Netherlands BV
1.125 02/12/27 508
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 18,624
INSURANCE - 1.4%
825,000 (b) Alliant Holdings Intermediate LLC
4.250 10/15/27 773
6,800,000 (b) Allianz SE
6.350 09/06/53 6,999
4,925,000 Aon Corp
2.800 05/15/30 4,317
3,900,000 Aon Corp
5.350 02/28/33 3,874
3,025,000 Arthur J Gallagher & Co
5.750 03/02/53 2,933
5,250,000 AXIS Specialty Finance LLC
4.900 01/15/40 4,807
16,000,000 Berkshire Hathaway Finance Corp
2.850 10/15/50 10,288
1,400,000 Berkshire Hathaway Finance Corp
3.850 03/15/52 1,082
EUR 500,000 Chubb INA Holdings, Inc
1.550 03/15/28 499
EUR 450,000 Chubb INA Holdings, Inc
1.400 06/15/31 419
EUR 300,000 Credit Agricole Assurances S.A.
1.500 10/06/31 262
EUR 400,000 Equitable Financial Life Global Funding
0.600 06/16/28 381
EUR 250,000 (b) Fairfax Financial Holdings Ltd
2.750 03/29/28 255
7,325,000 (b) Five Corners Funding Trust II
2.850 05/15/30 6,450
3,000,000 (b) Hanwha Life Insurance Co Ltd
3.379 02/04/32 2,809
22,408,000 Hartford Financial Services Group, Inc
2.800 08/19/29 19,898
1,100,000 Hartford Financial Services Group, Inc
4.300 04/15/43 928
2,500,000 Hartford Financial Services Group, Inc
2.900 09/15/51 1,572
EUR 750,000 Liberty Mutual Group, Inc
2.750 05/04/26 788
EUR 400,000 (b) Liberty Mutual Group, Inc
4.625 12/02/30 441
4,100,000 (b) Liberty Mutual Group, Inc
3.951 10/15/50 2,981
1,250,000 MetLife, Inc
3.600 11/13/25 1,222
1,750,000 MetLife, Inc
5.000 07/15/52 1,594
11,820,000 MetLife, Inc
3.850 N/A(d) 11,440
GBP 200,000 Metropolitan Life Global Funding I
4.125 09/02/25 249
8,200,000 (b) Muenchener Rueckversicherungs-Gesellschaft AG. in
Muenchen 5.875 05/23/42 8,180
11,875,000 PartnerRe Finance B LLC
4.500 10/01/50 10,781
5,250,000 Principal Financial Group, Inc
2.125 06/15/30 4,386
1,450,000 Prudential Financial, Inc
3.905 12/07/47 1,114
6,960,000 Prudential Financial, Inc
3.700 10/01/50 6,054
3,875,000 Prudential Financial, Inc
5.125 03/01/52 3,602
3,950,000 Prudential Financial, Inc
6.500 03/15/54 3,987
3,275,000 Reinsurance Group of America, Inc
3.900 05/15/29 3,070
9,200,000 Reinsurance Group of America, Inc
5.750 09/15/34 9,167
5,600,000 (b) Swiss Re Finance Luxembourg S.A.
5.000 04/02/49 5,390
4,675,000 Verisk Analytics, Inc
5.250 06/05/34 4,603
TOTAL INSURANCE 147,595
MATERIALS - 0.8%
7,975,000 Albemarle Corp
4.650 06/01/27 7,847
2,600,000 (b) Alpek SAB de C.V.
3.250 02/25/31 2,193
852,000 Amcor Flexibles North America, Inc
3.100 09/15/26 805
4,879,000 Amcor Flexibles North America, Inc
2.630 06/19/30 4,186
9,400,000 (c) Amcor Flexibles North America, Inc
2.690 05/25/31 7,899
EUR 400,000 Amcor UK Finance plc
3.950 05/29/32 428
7,325,000 AngloGold Ashanti Holdings plc
3.750 10/01/30 6,392
2,000,000 (b) Antofagasta plc
5.625 05/13/32 2,002
1,150,000 (b) Antofagasta plc
6.250 05/02/34 1,191
375,000 (b) Avient Corp
5.750 05/15/25 374
1,875,000 Ball Corp
2.875 08/15/30 1,593

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 14,250,000 Berry Global, Inc
1.570% 01/15/26 $ 13,388
2,425,000 Celulosa Arauco y Constitucion S.A.
3.875 11/02/27 2,267
3,000,000 (b) Celulosa Arauco y Constitucion S.A.
4.250 04/30/29 2,791
200,000 (b),(c) Celulosa Arauco y Constitucion S.A.
4.200 01/29/30 185
1,600,000 (b) Cemex SAB de C.V.
5.125 N/A(d) 1,538
4,200,000 (b) Corp Nacional del Cobre de Chile
3.625 08/01/27 3,982
1,250,000 (b) Corp Nacional del Cobre de Chile
6.440 01/26/36 1,290
EUR 500,000 Dow Chemical Co
0.500 03/15/27 493
1,800,000 (b) Freeport Indonesia PT
4.763 04/14/27 1,763
2,400,000 (b) Fresnillo plc
4.250 10/02/50 1,767
3,600,000 (b) Inversiones CMPC S.A.
3.000 04/06/31 3,066
2,800,000 (b) MEGlobal BV
2.625 04/28/28 2,516
6,675,000 Nutrien Ltd
2.950 05/13/30 5,907
1,920,000 (b) OCI NV
4.625 10/15/25 1,887
875,000 (b) OCP S.A.
3.750 06/23/31 753
2,150,000 (b) OCP S.A.
6.750 05/01/34 2,206
EUR 250,000 (b) OI European Group BV
6.250 05/15/28 277
EUR 250,000 (b) Olympus Water US Holding Corp
3.875 10/01/28 250
300,000 (b) Orbia Advance Corp SAB de C.V.
1.875 05/11/26 280
2,075,000 (c) Sasol Financing USA LLC
4.375 09/18/26 1,953
300,000 Sasol Financing USA LLC
5.500 03/18/31 253
1,800,000 (b) St. Marys Cement, Inc Canada
5.750 04/02/34 1,766
4,300,000 Suzano Austria GmbH
3.125 01/15/32 3,520
200,000 (b) UltraTech Cement Ltd
2.800 02/16/31 169
TOTAL MATERIALS 89,177
MEDIA & ENTERTAINMENT - 1.0%
EUR 750,000 (b) BOI Finance BV
7.500 02/16/27 756
5,000,000 (b) CCO Holdings LLC
4.250 02/01/31 4,082
10,200,000 (c) Charter Communications Operating LLC
4.400 04/01/33 8,992
12,800,000 Charter Communications Operating LLC
6.550 06/01/34 12,804
6,100,000 Charter Communications Operating LLC
3.500 03/01/42 4,058
4,000,000 Charter Communications Operating LLC
4.800 03/01/50 2,934
EUR 450,000 Comcast Corp
0.250 05/20/27 441
17,000,000 Comcast Corp
3.200 07/15/36 13,736
1,925,000 Comcast Corp
3.900 03/01/38 1,632
28,050,000 Comcast Corp
2.887 11/01/51 17,500
GBP 300,000 Discovery Communications LLC
2.500 09/20/24 377
650,000 Lamar Media Corp
3.750 02/15/28 608
1,000,000 Lamar Media Corp
4.000 02/15/30 907
2,675,000 (b) Sirius XM Radio, Inc
4.125 07/01/30 2,285
GBP 200,000 Time Warner Cable LLC
5.750 06/02/31 241
4,400,000 Time Warner Cable LLC
5.875 11/15/40 3,818
3,450,000 Time Warner Cable LLC
4.500 09/15/42 2,525
EUR 700,000 (b) VZ Secured Financing BV
3.500 01/15/32 654
9,800,000 Warnermedia Holdings, Inc
3.755 03/15/27 9,304
18,225,000 Warnermedia Holdings, Inc
5.050 03/15/42 14,824
2,700,000 (c) Weibo Corp
3.375 07/08/30 2,359
1,413,000 (b) Ziff Davis, Inc
4.625 10/15/30 1,278
TOTAL MEDIA & ENTERTAINMENT 106,115
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
EUR 500,000 AbbVie, Inc
2.125 06/01/29 506
9,400,000 AbbVie, Inc
5.050 03/15/34 9,373
9,850,000 AbbVie, Inc
4.050 11/21/39 8,556
6,950,000 AbbVie, Inc
5.400 03/15/54 6,872
16,075,000 Amgen, Inc
5.250 03/02/33 16,028
18,925,000 Amgen, Inc
5.650 03/02/53 18,638
3,795,000 AstraZeneca Finance LLC
2.250 05/28/31 3,205
EUR 500,000 (b) Avantor Funding, Inc
3.875 07/15/28 522
1,500,000 (b) Avantor Funding, Inc
4.625 07/15/28 1,427
3,125,000 Danaher Corp
2.800 12/10/51 1,973

CREF Core Bond Account June 30, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 4,700,000 Eli Lilly & Co
5.000% 02/09/54 $ 4,488
10,600,000 Gilead Sciences, Inc
5.250 10/15/33 10,677
1,900,000 Gilead Sciences, Inc
2.600 10/01/40 1,310
5,500,000 Gilead Sciences, Inc
5.550 10/15/53 5,492
EUR 400,000 Johnson & Johnson
3.200 06/01/32 428
4,025,000 Merck & Co, Inc
2.750 12/10/51 2,516
EUR 300,000 MSD Netherlands Capital BV
3.250 05/30/32 318
EUR 400,000 MSD Netherlands Capital BV
3.750 05/30/54 416
EUR 600,000 (b) Organon Finance   LLC
2.875 04/30/28 603
250,000 (b) Organon Finance   LLC
5.125 04/30/31 225
31,850,000 Pfizer Investment Enterprises Pte Ltd
5.300 05/19/53 30,720
EUR 300,000 Sartorius Finance BV
4.375 09/14/29 329
EUR 500,000 Takeda Pharmaceutical Co Ltd
2.000 07/09/40 406
EUR 800,000 Thermo Fisher Scientific Finance I BV
0.800 10/18/30 733
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 125,761
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
25,131,000 (b) Broadcom, Inc
4.926 05/15/37 23,636
1,675,000 Intel Corp
3.734 12/08/47 1,231
8,375,000 NVIDIA Corp
2.000 06/15/31 7,038
1,100,000 (b) NXP BV
2.700 05/01/25 1,074
5,450,000 NXP BV
3.875 06/18/26 5,293
3,475,000 NXP BV
4.400 06/01/27 3,399
4,100,000 NXP BV
3.125 02/15/42 2,884
4,800,000 (b) SK Hynix, Inc
1.500 01/19/26 4,506
2,200,000 Texas Instruments, Inc
4.150 05/15/48 1,824
4,000,000 (b) TSMC Global Ltd
1.000 09/28/27 3,516
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 54,401
SOFTWARE & SERVICES - 0.7%
7,350,000 Adobe, Inc
2.300 02/01/30 6,440
200,000 (b) CA Magnum Holdings
5.375 10/31/26 190
900,000 (b) Gartner, Inc
3.750 10/01/30 807
EUR 400,000 International Business Machines Corp
0.650 02/11/32 347
26,300,000 Microsoft Corp
2.400 08/08/26 25,023
2,200,000 Microsoft Corp
3.400 09/15/26 2,130
4,120,000 Microsoft Corp
2.525 06/01/50 2,601
550,000 (b) Open Text Holdings, Inc
4.125 02/15/30 496
8,025,000 Oracle Corp
4.900 02/06/33 7,784
17,650,000 Oracle Corp
5.550 02/06/53 16,700
3,000,000 Roper Technologies, Inc
1.400 09/15/27 2,671
10,050,000 Roper Technologies, Inc
2.000 06/30/30 8,396
9,650,000 Salesforce, Inc
2.700 07/15/41 6,754
TOTAL SOFTWARE & SERVICES 80,339
TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
4,325,000 Amphenol Corp
2.800 02/15/30 3,850
4,825,000 Apple, Inc
2.450 08/04/26 4,584
26,100,000 Apple, Inc
2.050 09/11/26 24,536
3,225,000 Apple, Inc
4.650 02/23/46 2,972
4,675,000 Apple, Inc
2.650 02/08/51 2,956
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 38,898
TELECOMMUNICATION SERVICES - 2.0%
GBP 300,000 AT&T, Inc
2.900 12/04/26 360
EUR 500,000 AT&T, Inc
2.350 09/05/29 505
42,943,000 AT&T, Inc
2.550 12/01/33 34,146
8,325,000 AT&T, Inc
4.500 05/15/35 7,667
44,670,000 AT&T, Inc
3.550 09/15/55 30,116
6,553,000 AT&T, Inc
3.800 12/01/57 4,578
225,000 (b) Bharti Airtel Ltd
3.250 06/03/31 198
3,000,000 (b) C&W Senior Financing Designated Activity Co
6.875 09/15/27 2,878

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 850,000 Deutsche Telekom International Finance BV
8.750% 06/15/30 $ 991
500,000 (b) Empresa Nacional de Telecomunicaciones S.A.
3.050 09/14/32 404
EUR 665,000 (b) Iliad Holding SAS
5.125 10/15/26 712
1,375,000 (b) Millicom International Cellular S.A.
4.500 04/27/31 1,183
2,750,000 (b),(c) Millicom International Cellular S.A.
7.375 04/02/32 2,742
2,000,000 (b) MTN Mauritius Investment Ltd
6.500 10/13/26 1,988
2,425,000 Orange S.A.
5.375 01/13/42 2,315
3,300,000 (b) Sitios Latinoamerica SAB de C.V.
5.375 04/04/32 3,072
900,000 (b) Telecomunicaciones Digitales S.A.
4.500 01/30/30 800
22,975,000 T-Mobile USA, Inc
2.625 02/15/29 20,578
30,200,000 T-Mobile USA, Inc
3.875 04/15/30 28,232
8,800,000 T-Mobile USA, Inc
5.050 07/15/33 8,609
2,225,000 T-Mobile USA, Inc
3.000 02/15/41 1,592
7,800,000 T-Mobile USA, Inc
3.300 02/15/51 5,266
EUR 400,000 Verizon Communications, Inc
1.875 10/26/29 395
EUR 200,000 Verizon Communications, Inc
4.250 10/31/30 222
10,300,000 Verizon Communications, Inc
1.750 01/20/31 8,336
8,450,000 Verizon Communications, Inc
2.550 03/21/31 7,179
38,051,000 Verizon Communications, Inc
2.355 03/15/32 31,106
EUR 300,000 Verizon Communications, Inc
2.875 01/15/38 286
GBP 1,000,000 (b) Vmed O2 UK Financing I plc
4.500 07/15/31 1,043
6,550,000 Vodafone Group plc
4.375 02/19/43 5,710
5,125,000 Vodafone Group plc
4.250 09/17/50 3,998
TOTAL TELECOMMUNICATION SERVICES 217,207
TRANSPORTATION - 0.4%
1,850,000 (b) Adani Ports & Special Economic Zone Ltd
4.000 07/30/27 1,709
2,000,000 (b) Adani Ports & Special Economic Zone Ltd
4.200 08/04/27 1,859
2,700,000 (b) Adani Ports & Special Economic Zone Ltd
3.100 02/02/31 2,149
1,450,000 (b) Aeropuerto Internacional de Tocumen S.A.
4.000 08/11/41 1,090
4,075,000 Burlington Northern Santa Fe LLC
3.050 02/15/51 2,693
1,300,000 Canadian Pacific Railway Co
2.050 03/05/30 1,109
5,600,000 Canadian Pacific Railway Co
3.100 12/02/51 3,719
2,040,000 CSX Corp
2.600 11/01/26 1,928
1,525,000 CSX Corp
3.800 03/01/28 1,467
14,175,000 CSX Corp
4.250 03/15/29 13,747
450,000 (b) Empresa de los Ferrocarriles del Estado
3.068 08/18/50 271
3,800,000 (b) ENA Master Trust
4.000 05/19/48 2,693
2,260,000 (b) Misc Capital Two Labuan Ltd
3.750 04/06/27 2,160
5,100,000 Union Pacific Corp
2.891 04/06/36 4,108
2,275,000 Union Pacific Corp
3.839 03/20/60 1,670
TOTAL TRANSPORTATION 42,372
UTILITIES - 3.0%
1,950,000 (b) Adani Electricity Mumbai Ltd
3.867 07/22/31 1,589
1,650,000 AEP Transmission Co LLC
3.100 12/01/26 1,571
1,650,000 AEP Transmission Co LLC
4.000 12/01/46 1,309
4,750,000 AEP Transmission Co LLC
2.750 08/15/51 2,845
1,175,000 AEP Transmission Co LLC
5.400 03/15/53 1,123
3,475,000 Alabama Power Co
4.150 08/15/44 2,865
6,025,000 Alabama Power Co
3.450 10/01/49 4,296
3,971,763 (b) Alfa Desarrollo S.p.A
4.550 09/27/51 2,983
17,400,000 Ameren Illinois Co
4.950 06/01/33 16,984
3,225,000 Ameren Illinois Co
5.900 12/01/52 3,326
2,750,000 American Water Capital Corp
3.000 12/01/26 2,604
4,000,000 American Water Capital Corp
2.800 05/01/30 3,522
8,500,000 American Water Capital Corp
2.300 06/01/31 7,031
2,375,000 American Water Capital Corp
4.000 12/01/46 1,865
4,500,000 American Water Capital Corp
3.750 09/01/47 3,404
5,788,000 Appalachian Power Co
4.450 06/01/45 4,662
8,475,000 Atmos Energy Corp
1.500 01/15/31 6,790
1,175,000 Atmos Energy Corp
4.125 10/15/44 970

CREF Core Bond Account June 30, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,325,000 Atmos Energy Corp
6.200% 11/15/53 $ 5,732
6,500,000 Baltimore Gas and Electric Co
3.750 08/15/47 4,868
5,925,000 Berkshire Hathaway Energy Co
3.250 04/15/28 5,558
1,075,000 CenterPoint Energy Houston Electric LLC
3.000 03/01/32 928
EUR 350,000 CEZ AS.
0.875 12/02/26 350
2,975,000 CMS Energy Corp
3.600 11/15/25 2,886
8,250,000 Commonwealth Edison Co
3.000 03/01/50 5,290
6,600,000 Commonwealth Edison Co
2.750 09/01/51 3,936
12,050,000 Consolidated Edison Co of New York, Inc
5.700 05/15/54 12,021
2,178,000 Consumers Energy Co
2.650 08/15/52 1,340
2,350,000 Dominion Energy, Inc
2.250 08/15/31 1,914
4,000,000 Dominion Energy, Inc
3.300 04/15/41 2,888
2,500,000 DTE Electric Co
3.650 03/01/52 1,839
4,125,000 (c) DTE Electric Co
5.400 04/01/53 4,022
EUR 400,000 Duke Energy Corp
3.750 04/01/31 422
4,600,000 Duke Energy Florida LLC
3.400 10/01/46 3,237
8,850,000 Duke Energy Indiana LLC
2.750 04/01/50 5,354
6,100,000 Duke Energy Progress LLC
2.500 08/15/50 3,512
EUR 500,000 EDP Finance BV
3.875 03/11/30 541
EUR 300,000 Electricite de France S.A.
2.000 10/02/30 291
3,445,000 (b) Empresas Publicas de Medellin ESP
4.250 07/18/29 2,958
2,000,000 (b) EnfraGen Energia Sur S.A.
5.375 12/30/30 1,669
1,310,000 (b) Engie Energia Chile S.A.
6.375 04/17/34 1,327
6,900,000 Entergy Corp
0.900 09/15/25 6,529
10,600,000 Enterprise Products Operating LLC
3.700 01/31/51 7,814
6,350,000 Eversource Energy
3.450 01/15/50 4,342
8,200,000 Florida Power & Light Co
4.800 05/15/33 7,973
5,775,000 Florida Power & Light Co
3.990 03/01/49 4,571
2,900,000 Indiana Michigan Power Co
3.750 07/01/47 2,135
4,525,000 (b) Israel Electric Corp Ltd
4.250 08/14/28 4,170
3,200,000 (b) Korea Southern Power Co Ltd
0.750 01/27/26 2,977
6,975,000 MidAmerican Energy Co
3.650 04/15/29 6,596
5,400,000 MidAmerican Energy Co
3.650 08/01/48 4,052
7,350,000 Nevada Power Co
2.400 05/01/30 6,329
3,335,000 Nevada Power Co
5.450 05/15/41 3,244
5,200,000 NextEra Energy Capital Holdings, Inc
6.750 06/15/54 5,230
20,060,000 NiSource, Inc
1.700 02/15/31 15,953
6,000,000 (b) NRG Energy, Inc
2.450 12/02/27 5,415
2,750,000 Ohio Power Co
2.600 04/01/30 2,395
6,150,000 Ohio Power Co
4.150 04/01/48 4,737
4,925,000 Ohio Power Co
4.000 06/01/49 3,729
1,280,000 Oncor Electric Delivery Co LLC
5.250 09/30/40 1,231
600,000 (b) Pattern Energy Operations LP
4.500 08/15/28 555
2,775,000 PECO Energy Co
3.000 09/15/49 1,826
3,700,000 PECO Energy Co
2.800 06/15/50 2,314
650,000 (b) Perusahaan Listrik Negara PT
3.875 07/17/29 602
3,000,000 (b) Perusahaan Listrik Negara PT
3.375 02/05/30 2,677
200,000 (b) Perusahaan Listrik Negara PT
4.875 07/17/49 165
5,000,000 (b) Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara 4.000 06/30/50 3,588
750,000 Potomac Electric Power Co
7.900 12/15/38 950
2,100,000 Public Service Co of Colorado
4.050 09/15/49 1,590
4,450,000 Public Service Co of Colorado
3.200 03/01/50 2,925
5,150,000 Public Service Electric and Gas Co
4.900 12/15/32 5,068
6,970,000 Public Service Electric and Gas Co
3.150 01/01/50 4,774
5,000,000 Public Service Electric and Gas Co
5.450 03/01/54 4,930
20,000,000 Southern Co
4.000 01/15/51 19,391
8,475,000 Southern Co Gas Capital Corp
3.875 11/15/25 8,286
EUR 500,000 Southern Power Co
1.850 06/20/26 516
2,440,000 Southwestern Public Service Co
3.400 08/15/46 1,651
3,986,514 (b) Sweihan PV Power Co PJSC
3.625 01/31/49 3,193
6,700,000 Union Electric Co
5.450 03/15/53 6,444
3,250,000 Virginia Electric and Power Co
2.950 11/15/26 3,090

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,900,000 Virginia Electric and Power Co
5.700% 08/15/53 $ 1,889
3,000,000 Wisconsin Power and Light Co
4.950 04/01/33 2,903
4,125,000 Wisconsin Power and Light Co
4.100 10/15/44 3,233
2,240,000 Xcel Energy, Inc
4.800 09/15/41 1,946
TOTAL UTILITIES 326,550
TOTAL CORPORATE BONDS 3,347,607
(Cost $3,682,164)
GOVERNMENT BONDS - 50.3%
AGENCY SECURITIES - 0.3%
2,547,633 Canal Barge Co, Inc
4.500 11/12/34 2,452
91 Export-Import Bank of the United States
1.822 05/03/25 0^
25,000,000 Federal Home Loan Mortgage Corp (FHLMC)
1.540 08/17/35 17,809
9,000,000 Federal National Mortgage Association (FNMA)
1.625 08/24/35 6,473
6,125,000 Private Export Funding Corp (PEFCO)
1.750 11/15/24 6,036
TOTAL AGENCY SECURITIES 32,770
FOREIGN GOVERNMENT BONDS - 3.5%
750,000 (b) Africa Finance Corp
2.875 04/28/28 662
3,925,000 (b) Angolan Government International Bond
8.750 04/14/32 3,472
INR 41,700,000 Asian Infrastructure Investment Bank
6.000 12/08/31 463
AUD 1,250,000 Australia Government Bond
1.000 12/21/30 683
AUD 1,775,000 Australia Government Bond
1.250 05/21/32 944
AUD 1,960,000 Australia Government Bond
1.750 06/21/51 715
200,000 (b) Bank Gospodarstwa Krajowego
6.250 10/31/28 207
2,215,000 (b) Bank Gospodarstwa Krajowego
5.375 05/22/33 2,193
EUR 925,000 Bank Gospodarstwa Krajowego
4.375 03/13/39 983
8,500,000 (b) Banque Ouest Africaine de Developpement
4.700 10/22/31 7,424
EUR 3,650,000 (b) Banque Ouest Africaine de Developpement
2.750 01/22/33 3,144
EUR 850,000 (b) Benin Government International Bond
4.950 01/22/35 718
5,000,000 (b) BNG Bank NV
3.500 08/26/24 4,984
8,000,000 (b) BNG Bank NV
0.875 05/18/26 7,423
1,560,000 (b) Brazil Minas SPE via State of Minas Gerais
5.333 02/15/28 1,531
BRL 3,000,000 Brazil Notas do Tesouro Nacional Serie F
10.000 01/01/27 516
BRL 3,750,000 Brazil Notas do Tesouro Nacional Serie F
10.000 01/01/31 606
500,000 Brazilian Government International Bond
6.125 01/22/32 493
3,410,000 Brazilian Government International Bond
6.000 10/20/33 3,277
EUR 545,000 Bundesobligation
0.000 10/10/25 562
EUR 6,450,000 Bundesrepublik Deutschland
0.000 08/15/31 5,845
EUR 380,000 Bundesrepublik Deutschland
0.000 02/15/32 340
EUR 1,400,000 Bundesrepublik Deutschland
2.300 02/15/33 1,483
EUR 3,700,000 Bundesrepublik Deutschland
1.000 05/15/38 3,208
EUR 135,000 Bundesrepublik Deutschland
1.250 08/15/48 108
EUR 2,465,000 Bundesrepublik Deutschland
0.000 08/15/52 1,273
EUR 750,000 Bundesschatzanweisungen
2.500 03/19/26 798
7,000,000 (b) Caisse d'Amortissement de la Dette Sociale
1.125 11/29/24 6,877
CAD 1,400,000 (b) Canada Housing Trust No 1
1.100 12/15/26 957
CAD 1,525,000 (b) Canada Housing Trust No 1
3.550 09/15/32 1,092
CAD 1,650,000 Canadian Government International Bond
3.000 11/01/24 1,199
CAD 875,000 Canadian Government International Bond
3.500 08/01/25 634
CAD 1,475,000 Canadian Government International Bond
2.000 06/01/28 1,019
CAD 850,000 Canadian Government International Bond
2.000 06/01/32 557
2,000,000 Chile Government International Bond
4.850 01/22/29 1,974
1,250,000 Chile Government International Bond
2.550 01/27/32 1,048
CNY 5,750,000 China Government Bond
2.940 10/17/24 795
CNY 47,400,000 China Government Bond
3.120 12/05/26 6,745
CNY 9,000,000 China Government Bond
2.040 02/25/27 1,246
CNY 20,200,000 China Government Bond
2.500 07/25/27 2,831
CNY 16,100,000 China Government Bond
3.270 11/19/30 2,379
CNY 18,900,000 China Government Bond
3.860 07/22/49 3,269

CREF Core Bond Account June 30, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
CNY 10,000,000 China Government Bond
3.390% 03/16/50 $ 1,604
CNY 4,700,000 China Government Bond
3.810 09/14/50 807
CNY 4,700,000 China Government Bond
3.720 04/12/51 799
NOK 7,000,000 City of Oslo Norway
2.050 10/31/24 649
$ 2,075,000 Colombia Government International Bond
3.250 04/22/32 1,587
1,300,000 Colombia Government International Bond
8.000 11/14/35 1,336
1,700,000 Colombia Government International Bond
5.000 06/15/45 1,192
COP 3,300,000,000 Colombian TES
7.750 09/18/30 704
275,000 (b) Costa Rica Government International Bond
6.550 04/03/34 283
2,200,000 (b) Costa Rica Government International Bond
5.625 04/30/43 1,976
DOP 29,000,000 (b) Dominican Republic Central Bank Notes
13.000 12/05/25 499
800,000 (b) Dominican Republic Government International Bond
7.050 02/03/31 822
1,575,000 (b) Dominican Republic Government International Bond
4.875 09/23/32 1,409
DOP 8,500,000 (b) Dominican Republic Government International Bond
11.250 09/15/35 151
3,050,000 (b) Dominican Republic Government International Bond
5.875 01/30/60 2,585
141,600 (b) Ecuador Government International Bond (Step Bond)
5.000 07/31/30 90
99,120 (b) Ecuador Government International Bond (Step Bond)
1.000 07/31/35 49
28,000 (b) Ecuador Government International Bond (Step Bond)
2.500 07/31/40 13
EGP 19,025,000 Egypt Government International Bond
15.900 07/02/24 396
1,500,000 (b) Egypt Government International Bond
5.800 09/30/27 1,350
EUR 1,100,000 (b) Egypt Government International Bond
5.625 04/16/30 940
EUR 700,000 (b) Egypt Government International Bond
6.375 04/11/31 596
325,000 (b) Egypt Government International Bond
7.053 01/15/32 260
2,700,000 (b) Egypt Government International Bond
8.500 01/31/47 2,002
1,425,000 Emirate of Dubai Government International Bonds
3.900 09/09/50 1,048
3,500,000 European Investment Bank
4.875 02/15/36 3,611
2,000,000 (b) Export-Import Bank of India
3.875 02/01/28 1,914
2,000,000 (b) Export-Import Bank of India
2.250 01/13/31 1,659
3,350,000 Export-Import Bank of Korea
1.250 09/21/30 2,706
EUR 1,325,000 (b) French Republic Government Bond OAT
0.750 11/25/28 1,289
EUR 290,000 (b) French Republic Government Bond OAT
4.750 04/25/35 350
EUR 1,525,000 French Republic Government Bond OAT
1.250 05/25/36 1,295
EUR 2,225,000 (b) French Republic Government Bond OAT
0.500 05/25/40 1,518
EUR 860,000 (b) French Republic Government Bond OAT
0.750 05/25/52 461
EUR 960,000 (b) French Republic Government Bond OAT
0.750 05/25/53 499
2,325,000 (b) Ghana Government International Bond
8.125 03/26/32 1,192
1,000,000 (b) Ghana Government International Bond
8.627 06/16/49 502
450,000 (b) Guatemala Government International Bond
4.375 06/05/27 430
500,000 (b) Guatemala Government International Bond
4.650 10/07/41 394
EUR 1,250,000 (b) Hellenic Republic Government International Bond
1.500 06/18/30 1,203
EUR 725,000 (b) Hellenic Republic Government International Bond
0.750 06/18/31 651
EUR 975,000 (b) Hellenic Republic Government International Bond
3.375 06/15/34 1,014
EUR 750,000 (b) Hellenic Republic Government International Bond
4.375 07/18/38 837
EUR 390,000 (b) Hellenic Republic Government International Bond
4.125 06/15/54 402
3,725,000 (b) Hong Kong Government International Bond
4.625 01/11/33 3,776
HUF 345,000,000 Hungary Government International Bond
5.500 06/24/25 926
1,565,000 (b) Hungary Government International Bond
6.125 05/22/28 1,593
1,725,000 (b) Hungary Government International Bond
5.250 06/16/29 1,693
HUF 421,500,000 Hungary Government International Bond
3.000 08/21/30 933
1,150,000 (b) Hungary Government International Bond
2.125 09/22/31 910
EUR 600,000 Hungary Government International Bond
1.750 06/05/35 484
CAD 1,475,000 Hydro-Quebec
5.000 02/15/45 1,157
3,625,000 (b) Indonesia Government International Bond
4.625 04/15/43 3,294
IDR 7,600,000,000 Indonesia Treasury Bond
8.375 09/15/26 481
IDR 10,000,000,000 Indonesia Treasury Bond
6.375 04/15/32 587
AUD 500,000 Inter-American Development Bank
4.750 08/27/24 334
AUD 900,000 Inter-American Development Bank
2.750 10/30/25 586
INR 17,000,000 Inter-American Development Bank
7.000 04/17/33 203
CAD 1,300,000 International Bank for Reconstruction & Development
1.900 01/16/25 936
INR 56,000,000 International Bank for Reconstruction & Development
5.500 01/21/27 647
IDR 20,900,000,000 International Bank for Reconstruction & Development
6.250 01/12/28 1,263
GBP 500,000 International Finance Corp
0.250 12/15/25 591

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,025,000 (b) Iraq Government International Bond
5.800% 01/15/28 $ 957
EUR 350,000 Ireland Government Bond
0.000 10/18/31 306
EUR 725,000 Ireland Government Bond
2.600 10/18/34 752
EUR 400,000 Ireland Government Bond
1.700 05/15/37 365
EUR 425,000 Ireland Government Bond
1.500 05/15/50 316
1,750,000 Israel Government International Bond
5.375 03/12/29 1,717
3,100,000 Israel Government International Bond
3.375 01/15/50 1,975
EUR 4,315,000 Italy Buoni Poliennali Del Tesoro
0.450 02/15/29 4,027
EUR 1,875,000 Italy Buoni Poliennali Del Tesoro
0.950 08/01/30 1,714
EUR 675,000 Italy Buoni Poliennali Del Tesoro
4.000 10/30/31 735
EUR 875,000 (b) Italy Buoni Poliennali Del Tesoro
4.450 09/01/43 934
EUR 425,000 (b) Italy Buoni Poliennali Del Tesoro
1.700 09/01/51 265
EUR 1,000,000 (b) Ivory Coast Government International Bond
5.875 10/17/31 964
EUR 100,000 (b) Ivory Coast Government International Bond
4.875 01/30/32 90
1,400,000 (b) Ivory Coast Government International Bond
8.250 01/30/37 1,356
1,234,973 (b) Ivory Coast Government International Bond (Step Bond)
5.750 12/31/32 1,148
2,850,000 Jamaica Government International Bond
7.875 07/28/45 3,333
2,500,000 (b) Japan Finance Organization for Municipalities
1.000 05/21/25 2,404
JPY 140,000,000 Japan Finance Organization for Municipalities
0.020 03/13/26 865
JPY 498,000,000 Japan Government Five Year Bond
0.005 09/20/26 3,070
JPY 445,000,000 Japan Government Five Year Bond
0.300 09/20/28 2,741
JPY 191,000,000 Japan Government Five Year Bond
0.500 03/20/29 1,182
JPY 239,000,000 Japan Government Forty Year Bond
1.300 03/20/63 1,096
JPY 475,000,000 Japan Government Ten Year Bond
0.100 09/20/26 2,936
JPY 162,000,000 Japan Government Ten Year Bond
0.100 12/20/29 979
JPY 603,600,000 Japan Government Ten Year Bond
0.100 12/20/30 3,608
JPY 225,000,000 Japan Government Thirty Year Bond
0.500 09/20/46 1,032
JPY 105,000,000 Japan Government Thirty Year Bond
0.600 09/20/50 456
JPY 132,000,000 Japan Government Thirty Year Bond
0.700 09/20/51 580
JPY 118,500,000 Japan Government Thirty Year Bond
1.300 06/20/52 606
JPY 202,000,000 Japan Government Twenty Year Bond
1.400 09/20/34 1,290
JPY 93,000,000 Japan Government Twenty Year Bond
0.600 12/20/36 529
JPY 153,000,000 Japan Government Twenty Year Bond
0.300 06/20/39 793
JPY 385,000,000 Japan Government Twenty Year Bond
1.100 09/20/42 2,144
JPY 142,000,000 Japan Government Twenty Year Bond
1.600 03/20/44 845
JPY 348,000,000 Japan Government Two Year Bond
0.005 07/01/25 2,159
JPY 157,000,000 Japan Government Two Year Bond
0.300 05/01/26 975
500,000 (b) Jordan Government International Bond
7.750 01/15/28 495
1,000,000 (b) Jordan Government International Bond
7.500 01/13/29 979
1,025,000 (b) Jordan Government International Bond
5.850 07/07/30 916
KZT 235,000,000 Kazakhstan Government Bond-MEUKAM
7.130 08/06/24 493
550,000 (b) Kenya Government International Bond
7.000 05/22/27 523
EUR 2,900,000 (b) Kingdom of Belgium Government Bond
0.350 06/22/32 2,528
EUR 3,950,000 (b) Kingdom of Belgium Government Bond
1.450 06/22/37 3,408
3,000,000 (b) Kommunalbanken AS.
1.125 06/14/30 2,459
KRW 1,800,000,000 Korea Treasury Bond
1.500 12/10/26 1,254
KRW 2,660,000,000 Korea Treasury Bond
1.375 12/10/29 1,751
KRW 2,400,000,000 Korea Treasury Bond
2.000 06/10/31 1,598
KRW 1,225,000,000 Korea Treasury Bond
2.375 12/10/31 836
KRW 2,380,000,000 Korea Treasury Bond
2.375 09/10/38 1,546
KRW 400,000,000 Korea Treasury Bond
1.875 09/10/41 236
KRW 365,000,000 Korea Treasury Bond
2.500 03/10/52 227
1,750,000 (g) Lebanon Government International Bond
6.750 11/29/27 119
MYR 2,610,000 Malaysia Government Bond
4.457 03/31/53 574
MXN 7,750,000 Mexican Bonos
5.000 03/06/25 408
MXN 23,500,000 Mexican Bonos
5.750 03/05/26 1,187
MXN 24,700,000 Mexican Bonos
8.500 11/18/38 1,196
1,675,000 Mexico Government International Bond
5.400 02/09/28 1,669
3,375,000 Mexico Government International Bond
3.250 04/16/30 2,968
3,001,000 Mexico Government International Bond
6.050 01/11/40 2,898
6,650,000 Mexico Government International Bond
4.280 08/14/41 5,147
3,500,000 Mexico Government International Bond
4.600 02/10/48 2,666

CREF Core Bond Account June 30, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,075,000 Mexico Government International Bond
4.400% 02/12/52 $ 3,700
1,500,000 Mexico Government International Bond
6.400 05/07/54 1,429
950,000 (b) Morocco Government International Bond
2.375 12/15/27 847
4,050,000 (b) Morocco Government International Bond
5.500 12/11/42 3,568
1,675,000 (b) Namibia Government International Bond
5.250 10/29/25 1,646
EUR 475,000 Netherlands Government International Bond
2.500 07/15/34 494
EUR 400,000 (b) Netherlands Government International Bond
2.750 01/15/47 416
EUR 380,000 (b) Netherlands Government International Bond
0.000 01/15/52 189
AUD 500,000 New South Wales Treasury Corp
4.000 05/20/26 331
AUD 2,690,000 New South Wales Treasury Corp
3.000 04/20/29 1,680
NZD 1,175,000 New Zealand Government International Bond
2.750 04/15/25 701
NZD 2,650,000 New Zealand Government International Bond
3.500 04/14/33 1,476
925,000 (b) Nigeria Government International Bond
8.375 03/24/29 867
NOK 17,250,000 (b) Norway Government International Bond
2.000 04/26/28 1,523
1,100,000 (b) Oman Government International Bond
6.000 08/01/29 1,115
2,400,000 (b) Oman Government International Bond
6.250 01/25/31 2,469
3,575,000 (b) OPEC Fund for International Development
4.500 01/26/26 3,528
5,400,000 Panama Bonos del Tesoro
3.362 06/30/31 4,306
3,150,000 Panama Government International Bond
6.700 01/26/36 3,053
500,000 Panama Government International Bond
8.000 03/01/38 527
2,025,000 Panama Government International Bond
4.300 04/29/53 1,296
750,000 (b) Paraguay Government International Bond
6.000 02/09/36 753
1,000,000 (b) Paraguay Government International Bond
6.100 08/11/44 965
2,450,000 (b) Perusahaan Penerbit SBSN Indonesia III
5.400 11/15/28 2,465
1,100,000 (b) Perusahaan Penerbit SBSN Indonesia III
4.700 06/06/32 1,059
3,000,000 (c) Peruvian Government International Bond
1.862 12/01/32 2,264
1,970,000 Peruvian Government International Bond
3.000 01/15/34 1,596
PEN 3,515,000 (b) Peruvian Government International Bond
5.400 08/12/34 804
6,170,000 Philippine Government International Bond
4.200 03/29/47 5,144
CAD 875,000 Province of Ontario Canada
2.150 06/02/31 570
CAD 875,000 Province of Ontario Canada
1.900 12/02/51 393
CAD 650,000 Province of Quebec Canada
2.750 09/01/27 459
6,000,000 Province of Quebec Canada
7.500 09/15/29 6,770
2,050,000 (b) Qatar Government International Bond
3.750 04/16/30 1,952
EUR 950,000 Republic of Bulgaria
3.125 03/26/35 928
EUR 425,000 (b) Republic of Cameroon International Bond
5.950 07/07/32 353
7,000,000 Republic of Italy Government International Bond
4.000 10/17/49 5,201
2,000,000 (b) Republic of Kenya Government International Bond
9.750 02/16/31 1,917
PLN 5,650,000 Republic of Poland Government International Bond
5.750 04/25/29 1,419
1,425,000 Republic of Poland Government International Bond
5.750 11/16/32 1,476
PLN 3,700,000 Republic of Poland Government International Bond
6.000 10/25/33 942
550,000 Republic of Poland Government International Bond
5.125 09/18/34 541
2,795,000 Republic of Poland Government International Bond
5.500 04/04/53 2,740
2,000,000 Republic of South Africa Government International Bond
5.875 09/16/25 1,991
200,000 Republic of South Africa Government International Bond
5.875 04/20/32 186
ZAR 18,725,000 Republic of South Africa Government International Bond
8.875 02/28/35 867
ZAR 15,100,000 Republic of South Africa Government International Bond
8.750 01/31/44 616
2,800,000 Republic of South Africa Government International Bond
5.375 07/24/44 2,112
350,000 Republic of South Africa Government International Bond
7.300 04/20/52 316
UZS 8,925,000 (b) Republic of Uzbekistan International Bond
14.000 07/19/24 1
UZS 5,990,000,000 (b) Republic of Uzbekistan International Bond
16.625 05/29/27 477
1,485,000 (b) Republic of Uzbekistan International Bond
7.850 10/12/28 1,532
RON 5,655,000 Romanian Government International Bond
8.000 04/29/30 1,288
1,850,000 (b) Romanian Government International Bond
3.000 02/14/31 1,534
EUR 600,000 (b) Romanian Government International Bond
2.000 01/28/32 501
EUR 500,000 (b) Romanian Government International Bond
2.000 04/14/33 402
3,300,000 (b) Romanian Government International Bond
4.000 02/14/51 2,272
3,125,000 (b) Rwanda International Government Bond
5.500 08/09/31 2,505
1,425,000 (b) Saudi Government International Bond
3.250 10/26/26 1,366
5,650,000 (b) Saudi Government International Bond
3.750 01/21/55 3,997
EUR 325,000 (b) Senegal Government International Bond
4.750 03/13/28 321
EUR 425,000 (b) Senegal Government International Bond
5.375 06/08/37 331

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,000,000 (b) Senegal Government International Bond
6.750% 03/13/48 $ 722
EUR 1,250,000 (b) Serbia Government International Bond
1.500 06/26/29 1,136
3,450,000 (b) Serbia Government International Bond
2.125 12/01/30 2,753
760,000 (b) Serbia Government International Bond
6.500 09/26/33 770
EUR 525,000 (b) Serbia International Bond
1.650 03/03/33 420
RSD 90,000,000 Serbia Treasury Bonds
7.000 10/26/31 891
RSD 31,700,000 Serbia Treasury Bonds
4.500 08/20/32 267
EUR 2,550,000 (b) Spain Government International Bond
2.750 10/31/24 2,723
EUR 845,000 (b) Spain Government International Bond
1.400 07/30/28 850
EUR 1,475,000 (b) Spain Government International Bond
0.600 10/31/29 1,391
EUR 625,000 (b) Spain Government International Bond
0.100 04/30/31 547
EUR 2,350,000 (b) Spain Government International Bond
1.200 10/31/40 1,737
EUR 1,000,000 (b) Spain Government International Bond
1.900 10/31/52 701
THB 9,000,000 Thailand Government International Bond
1.585 12/17/35 216
THB 24,400,000 Thailand Government International Bond
3.300 06/17/38 692
AUD 1,450,000 Treasury Corp of Victoria
2.250 11/20/34 737
TRY 30,000,000 Turkiye Government International Bond
12.600 10/01/25 691
EUR 750,000 Turkiye Government International Bond
5.875 05/21/30 804
1,850,000 (c) Turkiye Government International Bond
7.625 05/15/34 1,862
EUR 1,000,000 (b) Ukraine Government International Bond
6.750 06/20/28 300
GBP 485,000 United Kingdom Gilt
0.125 01/31/28 533
GBP 1,220,000 United Kingdom Gilt
1.625 10/22/28 1,400
GBP 425,000 United Kingdom Gilt
0.500 01/31/29 458
GBP 440,000 United Kingdom Gilt
3.250 01/31/33 521
GBP 550,000 United Kingdom Gilt
0.875 07/31/33 523
GBP 760,000 United Kingdom Gilt
4.625 01/31/34 992
GBP 2,665,000 United Kingdom Gilt
1.750 09/07/37 2,484
GBP 900,000 United Kingdom Gilt
3.750 01/29/38 1,063
GBP 275,000 United Kingdom Gilt
1.250 10/22/41 213
GBP 575,000 United Kingdom Gilt
1.500 07/22/47 408
GBP 800,000 United Kingdom Gilt
4.250 12/07/49 953
GBP 1,875,000 United Kingdom Gilt
0.625 10/22/50 949
GBP 1,475,000 United Kingdom Gilt
1.500 07/31/53 947
3,230,000 Uruguay Government International Bond
4.375 01/23/31 3,136
UYU 20,300,000 Uruguay Government International Bond
8.250 05/21/31 480
1,400,000 Uruguay Government International Bond
5.100 06/18/50 1,316
TOTAL FOREIGN GOVERNMENT BONDS 376,543
MORTGAGE BACKED - 23.1%
5,176,000 (a),(b) Angel Oak Mortgage Trust
2.837 11/25/66 3,592
6,327,110 (a),(b) Bayview MSR Opportunity Master Fund Trust
3.000 10/25/51 5,179
2,060,199 (a),(b) Citigroup Mortgage Loan Trust
2.708 05/25/51 1,586
75,340,372 (a),(b) Citigroup Mortgage Loan Trust
0.155 02/25/52 630
8,447,036 (a),(b) Citigroup Mortgage Loan Trust
0.250 02/25/52 118
6,591,056 (a),(b) Connecticut Avenue Securities Trust
SOFR30A + 1.900% 7.235 12/25/41 6,676
4,960,000 (a),(b) Connecticut Avenue Securities Trust
SOFR30A + 4.500% 9.835 01/25/42 5,228
19,340,000 (a),(b) Connecticut Avenue Securities Trust
SOFR30A + 3.100% 8.435 03/25/42 20,170
23,635,000 (a),(b) Connecticut Avenue Securities Trust
SOFR30A + 4.650% 9.985 06/25/42 25,651
340,000 (a),(b) Connecticut Avenue Securities Trust
SOFR30A + 3.350% 8.685 01/25/43 360
915,000 (a),(b) Connecticut Avenue Securities Trust
SOFR30A + 6.850% 12.185 06/25/43 1,028
3,960,000 (a),(b) Connecticut Avenue Securities Trust
SOFR30A + 3.900% 9.188 07/25/43 4,210
4,960,000 (a),(b) Connecticut Avenue Securities Trust
SOFR30A + 3.550% 8.885 10/25/43 5,194
3,449,828 (a) Federal Home Loan Mortgage Corp (FHLMC)
SOFR30A + 5.806% 0.472 03/15/44 271
8,685,077 FHLMC
3.500 01/15/47 7,553
1,699,062 FHLMC
4.000 10/15/47 1,560
1,550,458 FHLMC
4.000 11/15/47 1,414
8,573,525 FHLMC
4.000 01/15/48 7,958
8,551,237 FHLMC
4.000 03/15/48 7,816
2,492,745 FHLMC
4.000 04/15/48 2,306
5,397,932 FHLMC
4.000 04/15/48 4,908
7,339,540 (a) FHLMC
SOFR30A + 9.737% 1.204 06/15/48 6,456
5,489,197 (a) FHLMC
SOFR30A + 9.657% 1.124 10/15/48 4,522

CREF Core Bond Account June 30, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 12,149,731 FHLMC
3.000% 11/01/49 $ 10,531
4,769,283 FHLMC
2.000 09/25/50 617
13,606,585 FHLMC
3.000 09/25/50 9,693
6,892,105 FHLMC
3.000 10/25/50 4,769
34,559,483 FHLMC
2.500 02/25/51 5,761
8,534,547 FHLMC
2.500 05/25/51 5,175
4,380,862 FHLMC
3.000 11/01/51 3,791
29,974,241 FHLMC
3.000 11/01/51 26,074
3,863,177 FHLMC
3.000 11/01/51 3,360
2,677,242 FHLMC
3.000 11/01/51 2,344
12,513,201 FHLMC
2.500 04/01/52 10,273
9,930,250 FHLMC
3.000 04/01/52 8,560
6,422,627 FHLMC
4.000 04/01/52 5,888
1,172,725 FHLMC
3.500 06/01/52 1,041
15,905,568 FHLMC
4.500 06/01/52 15,016
15,634,328 FHLMC
4.500 07/01/52 14,760
3,411,361 FHLMC
4.000 08/25/52 2,740
6,350,016 FHLMC
4.500 10/25/52 5,706
28,797,650 FHLMC
6.000 11/01/52 28,987
7,692,305 FHLMC
5.500 11/25/52 7,474
3,658,445 FHLMC
5.500 02/25/53 3,573
22,203,457 FHLMC
5.500 08/01/53 21,927
5,234 Federal Home Loan Mortgage Corp Gold (FGLMC)
8.000 01/01/31 5
3,690 FGLMC
7.000 01/01/32 4
186,998 FGLMC
4.500 07/01/33 181
1,271,624 FGLMC
7.000 12/01/33 1,309
337,951 FGLMC
4.500 10/01/34 325
251,900 FGLMC
4.500 04/01/35 244
340,322 FGLMC
7.000 05/01/35 351
1,065,748 FGLMC
5.000 06/01/36 1,054
390,006 FGLMC
5.000 07/01/39 386
52,140 FGLMC
4.500 12/01/43 51
30,518 FGLMC
4.500 02/01/44 30
986,494 FGLMC
4.500 10/01/44 950
919,492 FGLMC
4.500 11/01/44 885
507,087 FGLMC
4.500 11/01/44 488
498,831 FGLMC
4.500 12/01/44 481
535,734 FGLMC
4.500 12/01/44 516
2,991,829 FGLMC
3.500 04/01/45 2,723
435,008 FGLMC
4.500 05/01/45 412
12,836,903 FGLMC
3.500 08/01/45 11,706
1,280,418 FGLMC
4.500 06/01/47 1,234
2,138,643 FGLMC
4.000 09/01/47 1,997
2,244,931 FGLMC
3.500 12/01/47 2,035
8,064,430 FGLMC
4.500 08/01/48 7,762
3,744,277 FGLMC
4.500 10/01/48 3,602
6,007,462 FGLMC
3.500 11/01/48 5,427
40 Federal National Mortgage Association (FNMA)
8.000 07/01/24 0^
355 FNMA
9.000 11/01/25 0^
1,657,923 FNMA
3.500 05/01/32 1,598
178,519 FNMA
4.500 10/01/33 173
329,429 FNMA
4.500 05/01/35 318
2,048,374 FNMA
5.000 05/01/35 2,021
965,162 FNMA
5.000 10/01/35 953
814,425 FNMA
5.000 02/01/36 804
2,489,534 FNMA
5.500 11/01/38 2,499
880,350 FNMA
3.000 10/01/39 792
10,805,048 FNMA
3.000 05/01/40 9,653
1,281,707 FNMA
5.000 09/01/40 1,267
3,122,527 FNMA
5.000 05/01/41 3,084
8,209,265 FNMA
4.000 09/01/42 7,696
6,401,808 FNMA
3.500 04/01/43 5,820

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,576,630 FNMA
3.500% 09/01/43 $ 5,089
4,502,586 (a) FNMA
SOFR30A + 5.836% 0.500 09/25/43 478
5,895,361 FNMA
4.500 03/01/44 5,722
27,150,294 FNMA
4.000 05/01/44 25,588
2,594,087 FNMA
4.500 06/01/44 2,495
2,649,252 FNMA
4.500 10/01/44 2,548
4,319,877 FNMA
4.500 11/01/44 4,154
1,316,713 FNMA
5.000 11/01/44 1,302
1,579,953 FNMA
4.500 12/01/44 1,519
1,790,272 FNMA
4.000 01/01/45 1,678
446,625 FNMA
4.500 03/01/45 429
258,814 FNMA
4.500 04/01/45 249
5,838,729 FNMA
3.500 05/01/45 5,317
2,964,679 FNMA
3.000 07/25/45 2,580
7,590,968 FNMA
3.500 01/01/46 6,880
863,379 FNMA
4.000 04/01/46 809
6,166,609 FNMA
3.500 06/01/46 5,583
7,944,280 FNMA
3.500 07/01/46 7,193
13,600,314 FNMA
3.500 07/01/46 12,378
1,339,604 FNMA
3.000 10/01/46 1,144
7,540,088 FNMA
3.500 10/01/46 6,824
3,123,666 FNMA
4.500 05/01/47 3,034
327,365 FNMA
3.000 11/01/47 280
5,851,639 FNMA
3.500 11/01/47 5,309
12,408,809 FNMA
3.500 01/01/48 11,231
5,206,533 FNMA
4.500 01/01/48 5,004
4,354,134 FNMA
4.500 02/01/48 4,185
5,964,134 FNMA
3.500 02/25/48 5,117
2,446,349 FNMA
4.500 05/01/48 2,349
3,413,793 FNMA
4.500 05/01/48 3,279
4,265,709 FNMA
4.000 07/25/48 3,900
439,419 FNMA
3.000 06/01/49 372
16,012,977 FNMA
3.000 07/01/50 13,883
11,026,416 FNMA
2.000 08/25/50 1,419
9,135,841 FNMA
2.000 10/25/50 5,979
28,903,141 FNMA
2.500 11/25/50 4,042
9,746,708 FNMA
3.000 12/25/50 1,675
3,653,868 FNMA
3.000 02/25/51 613
10,780,835 FNMA
3.000 09/01/51 9,334
11,276,294 FNMA
2.500 11/25/51 1,386
66,584,003 FNMA
2.500 12/01/51 54,833
24,862,898 FNMA
2.500 02/01/52 20,579
8,916,092 FNMA
2.500 02/01/52 7,366
15,677,217 FNMA
3.000 02/01/52 13,356
11,650,601 FNMA
3.500 02/01/52 10,414
41,020,090 FNMA
3.000 04/01/52 35,311
16,591,444 FNMA
3.000 04/01/52 14,222
12,838,209 FNMA
3.000 05/01/52 11,041
7,426,682 FNMA
3.500 05/01/52 6,578
40,168,727 FNMA
4.000 05/01/52 36,821
3,467,658 FNMA
4.000 05/25/52 2,692
37,189,101 FNMA
3.500 06/01/52 33,082
19,792,906 FNMA
3.500 06/01/52 17,531
28,096,081 FNMA
4.000 06/01/52 25,729
7,606,258 FNMA
4.500 06/01/52 7,181
52,308,125 FNMA
4.000 07/01/52 47,870
15,320,307 FNMA
4.000 07/01/52 14,027
7,377,370 FNMA
4.500 07/01/52 6,965
8,210,497 FNMA
4.500 07/01/52 7,752
4,958,539 FNMA
4.500 07/01/52 4,675
9,679,552 FNMA
4.500 07/25/52 9,116
48,278,531 FNMA
5.000 08/01/52 46,775

CREF Core Bond Account June 30, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,667,495 FNMA
4.500% 08/25/52 $ 4,677
122,112,844 FNMA
4.000 09/01/52 111,868
129,531,807 FNMA
4.500 09/01/52 122,216
28,017,219 FNMA
5.000 09/01/52 27,135
4,879,469 FNMA
4.000 09/25/52 4,193
4,276,933 FNMA
4.000 09/25/52 3,500
87,800,646 FNMA
4.000 10/01/52 80,351
58,094,104 FNMA
4.500 10/01/52 54,847
15,251,423 FNMA
5.000 10/01/52 14,766
4,694,901 FNMA
4.500 10/25/52 4,353
4,110,743 FNMA
4.500 10/25/52 3,678
75,148,158 FNMA
4.500 11/01/52 70,882
7,714,220 FNMA
5.500 11/25/52 7,404
343,815 FNMA
5.000 01/01/53 333
64,036,322 FNMA
5.000 02/01/53 61,951
55,621,341 FNMA
5.500 02/01/53 54,899
17,789,437 FNMA
6.000 02/01/53 17,857
12,412,613 FNMA
5.000 04/01/53 12,006
21,316,143 FNMA
5.000 06/01/53 20,784
78,119,065 FNMA
5.500 06/01/53 77,080
23,744,282 FNMA
4.500 07/01/53 22,402
32,826,801 FNMA
5.000 08/01/53 31,738
11,711,239 FNMA
5.500 10/01/53 11,552
36,536,284 FNMA
5.500 05/01/54 36,039
9,731,345 Government National Mortgage Association (GNMA)
3.700 10/15/33 9,246
158,695 GNMA
5.000 04/15/38 158
196,660 GNMA
6.500 11/20/38 204
700,965 GNMA
5.000 06/15/39 698
414,273 GNMA
5.000 06/15/39 409
15,796,349 GNMA
5.000 01/20/40 3,436
7,098,605 GNMA
4.500 03/20/40 1,281
11,432,407 GNMA
5.000 03/20/40 2,321
9,271,805 GNMA
3.700 08/15/40 8,748
9,063,982 GNMA
2.500 12/20/43 7,881
4,617,792 GNMA
3.000 03/20/45 4,021
4,017,585 GNMA
4.500 12/20/45 3,978
3,171,199 GNMA
4.000 06/20/46 384
4,107,358 GNMA
5.000 09/20/46 782
6,601,772 (a) GNMA
TSFR1M + 5.986% 0.647 03/20/50 819
7,813,665 GNMA
3.000 06/20/51 6,818
16,586,526 GNMA
3.000 11/20/51 11,560
18,380,614 GNMA
3.000 12/20/51 12,461
16,744,718 GNMA
3.000 01/20/52 11,589
5,314,132 GNMA
2.500 02/20/52 4,334
15,379,247 GNMA
3.000 02/20/52 10,221
55,538,566 GNMA
3.500 04/20/52 49,865
10,707,631 GNMA
4.000 04/20/52 8,867
12,160,817 GNMA
5.000 04/20/52 2,325
10,041,669 GNMA
3.000 05/20/52 8,748
4,433,803 GNMA
3.500 07/20/52 3,981
5,497,356 GNMA
4.000 07/20/52 4,351
11,710,312 GNMA
4.000 08/20/52 10,821
7,263,983 GNMA
4.000 09/20/52 6,712
9,828,925 GNMA
4.500 09/20/52 8,846
8,346,343 GNMA
4.500 09/20/52 7,526
6,956,892 GNMA
4.500 09/20/52 6,333
4,738,172 GNMA
4.500 09/20/52 4,070
9,439,799 GNMA
5.000 11/20/52 9,206
5,425,637 GNMA
4.500 02/20/53 4,716
4,652,182 GNMA
5.500 02/20/53 4,489
12,004,296 (a) GNMA
SOFR30A + 6.950% 1.617 05/20/53 1,267
9,264,412 (a) GNMA
SOFR30A + 23.205% 2.406 08/20/53 9,039

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 6,150,639 (a) GNMA
SOFR30A + 25.350% 4.551% 08/20/53 $ 6,390
88,672,705 (a),(b) GS Mortgage-Backed Securities Trust
0.148 08/25/51 697
16,895,627 (a),(b) GS Mortgage-Backed Securities Trust
2.500 11/25/51 13,317
10,163,542 (a),(b) GS Mortgage-Backed Securities Trust
2.500 03/25/52 7,976
4,463,504 (a),(b) GS Mortgage-Backed Securities Trust
2.500 05/01/52 3,822
2,964,394 (a),(b) GS Mortgage-Backed Securities Trust
2.830 05/28/52 2,348
10,591,178 (a),(b) GS Mortgage-Backed Securities Trust
3.000 08/26/52 8,670
228,872 (a) Impac CMB Trust
TSFR1M + 0.774% 6.120 03/25/35 204
1,016,266 (a),(b) JP Morgan Mortgage Trust
3.500 05/25/47 887
1,026,729 (a),(b) JP Morgan Mortgage Trust
3.500 10/25/48 882
211,813 (a),(b) JP Morgan Mortgage Trust
4.000 01/25/49 192
24,838,103 (a),(b) JP Morgan Mortgage Trust
0.122 06/25/51 161
43,622,436 (a),(b) JP Morgan Mortgage Trust
0.110 11/25/51 254
5,019,730 (a),(b) JP Morgan Mortgage Trust
2.500 11/25/51 3,945
43,113,028 (a),(b) JP Morgan Mortgage Trust
0.119 12/25/51 272
6,093,412 (a),(b) JP Morgan Mortgage Trust
2.500 12/25/51 4,789
8,163,915 (a),(b) JP Morgan Mortgage Trust
2.500 01/25/52 6,417
9,801,811 (a),(b) JP Morgan Mortgage Trust
0.500 04/25/52 277
8,681,049 (a),(b) JP Morgan Mortgage Trust
3.344 04/25/52 7,112
5,554,936 (a),(b) JP Morgan Mortgage Trust
3.344 04/25/52 4,501
10,543,011 (a),(b) JP Morgan Mortgage Trust
2.500 06/25/52 8,273
86,810,271 (b) JP Morgan Mortgage Trust
0.224 07/25/52 989
13,366,410 (a),(b) JP Morgan Mortgage Trust
2.500 07/25/52 10,489
22,489,468 (a),(b) JP Morgan Mortgage Trust
3.250 07/25/52 18,929
17,802,791 (a),(b) JP Morgan Mortgage Trust
3.000 08/25/52 14,574
9,752,538 (a),(b) JP Morgan Mortgage Trust
3.000 10/25/52 7,984
5,836,589 (a),(b) JP Morgan Mortgage Trust
3.000 11/25/52 4,785
3,929,313 (a),(b) JP Morgan Mortgage Trust
5.000 06/25/53 3,733
3,933,733 (a),(b) JP Morgan Mortgage Trust
5.500 06/25/53 3,814
7,610,901 (a),(b) Morgan Stanley Residential Mortgage Loan Trust
2.500 08/25/51 5,982
1,851,825 (a),(b) Morgan Stanley Residential Mortgage Loan Trust
2.500 09/25/51 1,599
5,180,304 (a),(b) Morgan Stanley Residential Mortgage Loan Trust
2.500 09/25/51 4,072
933,165 (a),(b) New Residential Mortgage Loan Trust
2.797 09/25/59 867
1,825,000 (a),(b) NLT Trust
2.569 08/25/56 1,254
5,435,837 (a),(b) OBX
3.000 01/25/52 4,450
2,342,836 (a),(b) RCKT Mortgage Trust
3.007 09/25/51 1,796
13,925,016 (a),(b) RCKT Mortgage Trust
2.500 02/25/52 10,927
6,076,158 (a),(b) RCKT Mortgage Trust
3.000 05/25/52 4,974
876,869 (a),(b) RCKT Mortgage Trust
4.000 06/25/52 775
258,880 (a),(b) Sequoia Mortgage Trust
4.000 06/25/49 235
1,238,666 (a),(b) Sequoia Mortgage Trust
3.500 12/25/49 1,074
5,595,892 (a),(b) Sequoia Mortgage Trust
2.500 06/25/51 4,440
9,590,000 (a),(b) Structured Agency Credit Risk Debt Note (STACR)
SOFR30A + 2.400% 7.735 02/25/42 9,840
3,480,000 (a),(b) STACR
SOFR30A + 4.750% 10.085 02/25/42 3,717
16,690,000 (a),(b) STACR
SOFR30A + 2.900% 8.235 04/25/42 17,366
6,630,000 (a),(b) STACR
SOFR30A + 5.650% 8.647 04/25/42 7,222
25,280,000 (a),(b) STACR
SOFR30A + 3.350% 8.685 05/25/42 26,573
31,100,000 (a),(b) STACR
SOFR30A + 4.500% 9.835 06/25/42 33,775
20,340,000 (a),(b) STACR
SOFR30A + 4.000% 9.335 07/25/42 21,749
15,170,000 (a),(b) STACR
SOFR30A + 3.700% 9.035 09/25/42 16,171
790,000 (a),(b) STACR
SOFR30A + 3.100% 8.444 03/25/43 835
1,215,000 (a),(b) STACR
SOFR30A + 3.250% 8.585 04/25/43 1,289
140,861 (a),(b) STACR
3.791 02/25/48 133
29,416 (a),(b) STACR
3.848 05/25/48 28
7,430,000 (a),(b) STACR
SOFR30A + 4.800% 10.135 10/25/50 8,511
2,070,000 (a),(b) Verus Securitization Trust
3.207 11/25/59 1,917
913,937 (b) Verus Securitization Trust (Step Bond)
1.733 05/25/65 860
4,421,563 (a),(b) Wells Fargo Mortgage Backed Securities Trust
3.000 08/25/51 3,625
5,279,747 (a),(b) Wells Fargo Mortgage Backed Securities Trust
3.312 08/25/51 4,306
TOTAL MORTGAGE BACKED 2,475,615
MUNICIPAL BONDS - 2.7%

CREF Core Bond Account June 30, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,975,000 Chicago Housing Authority
3.682% 01/01/25 $ 2,950
245,000 City & County of San Francisco CA Community Facilities
District 3.264 09/01/25 239
1,000,000 City & County of San Francisco CA Community Facilities
District 4.038 09/01/34 905
845,000 City & County of San Francisco CA Community Facilities
District 3.750 09/01/37 728
2,000,000 City & County of San Francisco CA Community Facilities
District 4.000 09/01/48 1,589
3,995,000 City of Los Angeles CA Wastewater System Revenue
4.029 06/01/39 3,566
4,940,000 City of New York NY
3.200 12/01/26 4,737
1,575,000 City of San Antonio TX Customer Facility Charge Revenue
4.353 07/01/25 1,558
4,055,000 Commonwealth Financing Authority
3.864 06/01/38 3,663
19,355,000 Commonwealth Financing Authority
3.807 06/01/41 16,504
3,500,000 County of Miami-Dade FL Aviation Revenue
2.504 10/01/24 3,474
4,365,000 County of Miami-Dade FL Aviation Revenue
2.604 10/01/25 4,223
2,375,000 County of Miami-Dade FL Aviation Revenue
3.505 10/01/25 2,323
2,500,000 County of Miami-Dade FL Aviation Revenue
2.704 10/01/26 2,374
3,940,000 County of Miami-Dade FL Aviation Revenue
3.049 10/01/26 3,769
3,750,000 County of Miami-Dade FL Aviation Revenue
3.612 10/01/26 3,632
4,700,000 County of Miami-Dade FL Aviation Revenue
2.529 10/01/30 4,076
3,730,000 County of Miami-Dade FL Aviation Revenue
3.732 10/01/37 3,162
3,900,000 County of Miami-Dade FL Aviation Revenue
3.982 10/01/41 3,205
9,160,000 County of Miami-Dade FL Aviation Revenue
4.280 10/01/41 8,083
2,000,000 Duke University
3.199 10/01/38 1,630
5,080,000 Illinois Finance Authority
3.944 08/15/47 4,023
4,805,000 Los Angeles County Redevelopment Refunding Authority
Redev Agency Successor Agy 3.375 09/01/35 4,105
5,680,000 New York State Dormitory Authority
3.998 07/01/39 5,030
10,605,000 New York State Dormitory Authority
4.294 07/01/44 9,378
6,000,000 New York State Dormitory Authority
3.879 07/01/46 4,853
5,000,000 New York State Thruway Authority
2.256 01/01/25 4,918
6,460,000 New York State Thruway Authority
2.406 01/01/26 6,200
4,750,000 New York State Thruway Authority
2.500 01/01/27 4,474
1,500,000 Port of Corpus Christi Authority of Nueces County
3.387 12/01/24 1,488
1,000,000 Port of Corpus Christi Authority of Nueces County
3.487 12/01/25 977
1,910,000 Public Finance Authority
4.269 07/01/40 1,726
6,360,000 San Jose Redevelopment Agency Successor Agency
3.375 08/01/34 5,687
13,060,000 State of California
4.600 04/01/38 12,325
10,500,000 State of Illinois
3.150 06/15/26 10,108
12,500,000 State of Illinois
3.250 06/15/27 11,908
25,552,941 State of Illinois
5.100 06/01/33 25,091
9,700,000 State of Oregon Department of Administrative Services
4.103 05/01/39 8,645
9,900,000 State of Wisconsin
3.154 05/01/27 9,487
25,860,000 University of California
3.063 07/01/25 25,324
17,045,000 University of California
3.931 05/15/45 15,437
7,620,000 University of Massachusetts Building Authority
3.097 11/01/35 6,447
13,000,000 University of Massachusetts Building Authority
3.434 11/01/40 10,701
20,000,000 University of New Mexico
3.532 06/20/32 18,983
2,160,000 Virginia Port Authority
4.228 07/01/36 2,027
390,000 Washington Convention & Sports Authority
3.969 10/01/30 371
TOTAL MUNICIPAL BONDS 286,103
U.S. TREASURY SECURITIES - 20.7%
4,500,000 United States Treasury Bond
4.750 02/15/37 4,671
22,750,000 United States Treasury Bond
3.500 02/15/39 20,471
12,050,000 United States Treasury Bond
3.875 08/15/40 11,175
20,935,000 United States Treasury Bond
4.375 05/15/41 20,530
6,000,000 United States Treasury Bond
2.750 11/15/42 4,598
35,680,000 United States Treasury Bond
3.000 05/15/45 27,733
41,710,000 United States Treasury Bond
2.875 08/15/45 31,678
52,140,000 United States Treasury Bond
2.500 05/15/46 36,641
1,075,000 United States Treasury Bond
3.000 05/15/47 822

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 30,710,000 United States Treasury Bond
2.750% 11/15/47 $ 22,327
6,155,000 United States Treasury Bond
3.125 05/15/48 4,787
51,995,000 United States Treasury Bond
3.000 08/15/48 39,449
20,120,000 United States Treasury Bond
3.375 11/15/48 16,340
217,673,513 (h) United States Treasury Inflation Indexed Bonds
0.125 04/15/26 207,936
12,930,000 United States Treasury Note
5.000 09/30/25 12,925
2,205,000 United States Treasury Note
0.250 10/31/25 2,072
10,000,000 United States Treasury Note
4.875 11/30/25 9,989
825,000 United States Treasury Note
4.250 12/31/25 817
56,485,000 United States Treasury Note
4.000 02/15/26 55,722
2,765,000 United States Treasury Note
4.625 03/15/26 2,755
3,740,000 United States Treasury Note
4.500 03/31/26 3,720
25,500,000 United States Treasury Note
4.875 04/30/26 25,538
5,515,000 United States Treasury Note
4.500 07/15/26 5,491
2,950,000 United States Treasury Note
4.625 09/15/26 2,946
700,000 United States Treasury Note
4.625 10/15/26 699
6,610,000 United States Treasury Note
4.375 12/15/26 6,572
2,270,000 United States Treasury Note
4.000 01/15/27 2,237
950,000 United States Treasury Note
4.500 04/15/27 949
29,505,000 United States Treasury Note
0.500 10/31/27 25,899
254,164,000 United States Treasury Note
3.500 04/30/28 245,844
1,250,000 United States Treasury Note
1.250 09/30/28 1,098
477,360,000 United States Treasury Note
4.500 05/31/29 480,605
113,120,000 United States Treasury Note
3.500 04/30/30 108,153
2,312,500 United States Treasury Note
4.000 07/31/30 2,268
5,650,000 United States Treasury Note
4.375 11/30/30 5,655
50,000,000 United States Treasury Note
3.750 12/31/30 48,301
67,550,000 United States Treasury Note
4.000 01/31/31 66,191
113,200,000 United States Treasury Note
4.375 05/15/34 113,235
10,000,000 United States Treasury Note
1.125 08/15/40 6,089
85,325,800 United States Treasury Note
2.375 02/15/42 62,115
26,721,000 United States Treasury Note
3.250 05/15/42 22,220
91,758,000 United States Treasury Note
3.375 08/15/42 77,500
54,100,000 United States Treasury Note
3.875 02/15/43 48,901
49,620,000 United States Treasury Note
3.875 05/15/43 44,770
9,560,000 United States Treasury Note
4.375 08/15/43 9,228
13,535,000 United States Treasury Note
4.750 11/15/43 13,715
4,800,000 United States Treasury Note
4.625 05/15/44 4,791
256,002,000 United States Treasury Note
2.250 02/15/52 163,081
44,786,000 United States Treasury Note
3.625 02/15/53 38,100
58,472,000 United States Treasury Note
4.250 02/15/54 55,676
TOTAL U.S. TREASURY SECURITIES 2,225,025
TOTAL GOVERNMENT BONDS 5,396,056
(Cost $5,800,954)
STRUCTURED ASSETS - 15.8%
ASSET BACKED - 5.2%
1,000,000 (b) Affirm Asset Securitization Trust
6.820 09/15/28 1,012
Series - 2023 B (Class A)
5,000,000 (a),(b) AGL CLO 19 Ltd
TSFR3M + 2.750% 8.075 07/21/35 5,017
Series - 2022 19A (Class B1)
7,100,000 (a),(b) AIMCO CLO 16 Ltd
TSFR3M + 1.912% 7.229 01/17/35 7,110
Series - 2021 16A (Class B)
15,000,000 (a),(b),(i) AIMCO CLO 16 Ltd
TSFR3M + 1.650% 0.000 07/17/37 15,019
Series - 2021 16A (Class BR)
7,500,000 (a),(b) AIMCO CLO Series
TSFR3M + 1.762% 7.086 04/20/34 7,505
Series - 2017 AA (Class BR)
4,120,000 AmeriCredit Automobile Receivables Trust
2.130 03/18/26 4,071
Series - 2020 2 (Class D)

CREF Core Bond Account June 30, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 6,190,000 AmeriCredit Automobile Receivables Trust
1.490% 09/18/26 $ 6,012
Series - 2020 3 (Class D)
3,499,000 (b) AMSR Trust
3.148 01/19/39 3,303
Series - 2019 SFR1 (Class C)
74,236 (b) Asset Backed Funding Corp NIM Trust
5.900 07/26/35 0^
Series - 2005 WMC1 (Class N1)
9,500,000 (b) Avis Budget Rental Car Funding AESOP LLC
1.380 08/20/27 8,771
Series - 2021 1A (Class A)
4,400,000 (b) BHG Securitization Trust
1.670 10/17/34 4,112
Series - 2021 B (Class B)
1,321,556 (b) BRE Grand Islander Timeshare Issuer LLC
3.280 09/26/33 1,272
Series - 2019 A (Class A)
EUR 681,460 (a),(b) Bruegel 2021 DAC
EURIBOR 3 M + 2.470% 6.292 05/22/31 677
Series - 2021 1A (Class D)
1,500,000 (a),(b) BX Trust
TSFR1M + 3.339% 8.668 05/15/38 1,509
Series - 2023 DELC (Class B)
12,138,564 (b) Capital Automotive REIT
2.690 02/15/50 11,879
Series - 2020 1A (Class A1)
5,677,304 (b) Capital Automotive REIT
1.440 08/15/51 5,183
Series - 2021 1A (Class A1)
4,199,156 (b) Capital Automotive REIT
1.920 08/15/51 3,851
Series - 2021 1A (Class A3)
9,725,000 (b) Cars Net Lease Mortgage Notes
2.010 12/15/50 8,509
Series - 2020 1A (Class A1)
3,402,818 Carvana Auto Receivables Trust
0.970 03/10/28 3,253
Series - 2021 N2 (Class A2)
161,059 Carvana Auto Receivables Trust
1.270 03/10/28 152
Series - 2021 N2 (Class D)
EUR 595,590 (a),(b) Cassia SRL
EURIBOR 3 M + 3.500% 7.322 05/22/34 623
Series - 2022 1A (Class B)
4,150,000 (a),(b) Cayuga Park CLO Ltd
TSFR3M + 1.912% 1.000 07/17/34 4,159
Series - 2020 1A (Class B1R)
390,876 (a) C-BASS Trust
TSFR1M + 0.274% 3.530 07/25/36 375
Series - 2006 CB6 (Class A1)
428,194 (a) Chase Funding Mortgage Loan Asset-Backed Certificates
5.700 02/26/35 388
Series - 2004 2 (Class 1M2)
5,500,000 (a),(b) CIFC Funding Ltd
TSFR3M + 3.000% 8.325 10/22/35 5,530
Series - 2022 7A (Class B1)
14,152 CIT Group Home Equity Loan Trust (Step Bond)
6.200 02/25/30 14
Series - 2002 1 (Class AF6)
6,520,000 (a) Citibank Credit Card Issuance Trust
TSFR1M + 0.884% 6.215 05/14/29 6,594
Series - 2017 A6 (Class A6)
7,839,075 (b) DB Master Finance LLC
4.021 05/20/49 7,588
Series - 2019 1A (Class A2II)
36,562,500 (b) DB Master Finance LLC
2.045 11/20/51 33,570
Series - 2021 1A (Class A2I)
28,860,000 (b) DB Master Finance LLC
2.493 11/20/51 25,347
Series - 2021 1A (Class A2II)
230,980 (b) Diamond Resorts Owner Trust
2.700 11/21/33 219
Series - 2021 1A (Class C)
27,789,188 (b) Domino's Pizza Master Issuer LLC
2.662 04/25/51 24,663
Series - 2021 1A (Class A2I)
3,800,000 (a),(b) Dryden 49 Senior Loan Fund
TSFR1M + 1.862% 7.189 07/18/30 3,806
Series - 2017 49A (Class BR)
186,670 (b) DT Auto Owner Trust
0.840 10/15/26 186
Series - 2021 1A (Class C)
444,045 (a),(b) Ellington Loan Acquisition Trust
TSFR1M + 1.214% 6.560 05/25/37 440
Series - 2007 2 (Class A2C)
786,955 (b) FCI Funding LLC
1.130 04/15/33 776
Series - 2021 1A (Class A)
4,105,161 (b) FNA VI LLC
1.350 01/10/32 3,767
Series - 2021 1A (Class A)

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 982,219 (a),(b) Gracie Point International Funding LLC
7.299% 09/01/26 $ 992
Series - 2023 1A (Class A)
13,000,000 (a),(b) Gracie Point International Funding LLC
7.050 03/01/28 13,051
Series - 2024 1A (Class A)
4,000,000 (b) GSCG Trust
2.936 09/06/34 3,024
Series - 2019 600C (Class A)
210,115 (b) HERO Funding Trust
3.280 09/20/48 183
Series - 2017 2A (Class A1)
420,230 (b) HERO Funding Trust
4.070 09/20/48 376
Series - 2017 2A (Class A2)
24,000,000 (b) Hertz Vehicle Financing LLC
1.210 12/26/25 23,682
Series - 2021 1A (Class A)
1,937,545 (b) Hilton Grand Vacations Trust
2.340 07/25/33 1,859
Series - 2019 AA (Class A)
268,947 (a) Home Equity Asset Trust
TSFR1M + 1.614% 3.986 06/25/33 258
Series - 2003 1 (Class M1)
12,900,000 (b) Hotwire Funding LLC
5.893 06/20/54 13,059
Series - 2024 1A (Class A2)
1,499,931 (a),(b) Invitation Homes Trust
TSFR1M + 1.364% 6.693 01/17/38 1,502
Series - 2018 SFR4 (Class B)
2,014,265 (b) JG Wentworth XXII LLC
3.820 12/15/48 2,012
Series - 2010 3A (Class A)
3,500,000 (a),(b) Madison Park Funding LV Ltd
TSFR1M + 2.900% 8.227 07/18/35 3,507
Series - 2022 55A (Class B1)
5,500,000 (a),(b) Madison Park Funding XXI Ltd
TSFR3M + 1.912% 7.240 10/15/32 5,511
Series - 2016 21A (Class A2RR)
3,500,000 (a),(b) Massachusetts St
TSFR1M + 1.912% 7.240 01/15/35 3,508
Series - 2021 3A (Class B)
2,288,826 (b) MVW LLC
1.140 01/22/41 2,136
Series - 2021 1WA (Class A)
801,734 (b) MVW Owner Trust
3.450 01/21/36 800
Series - 2018 1A (Class A)
917,682 (b) MVW Owner Trust
2.890 11/20/36 895
Series - 2019 1A (Class A)
3,140,721 (b) MVW Owner Trust
2.220 10/20/38 2,999
Series - 2019 2A (Class A)
1,967,632 (b) Navient Private Education Refi Loan Trust
1.310 01/15/69 1,812
Series - 2020 HA (Class A)
4,027,560 (b) Navient Private Education Refi Loan Trust
0.840 05/15/69 3,558
Series - 2021 A (Class A)
1,698,732 (b) Navient Student Loan Trust
3.390 12/15/59 1,631
Series - 2019 BA (Class A2A)
810,759 (a),(b) Navient Student Loan Trust
LIBOR 1 M + 1.094% 6.423 12/15/59 809
Series - 2019 BA (Class A2B)
10,000,000 (a),(b) Neuberger Berman CLO Ltd
TSFR1M + 1.800% 7.124 04/25/36 10,020
Series - 2022 48A (Class B)
8,600,000 (a),(b) Neuberger Berman Loan Advisers CLO 31 Ltd
TSFR1M + 1.812% 7.136 04/20/31 8,608
Series - 2019 31A (Class BR)
1,000,000 (a),(b) Neuberger Berman Loan Advisers Clo 43 Ltd
TSFR1M + 1.862% 7.179 07/17/35 1,003
Series - 2021 43A (Class B)
6,650,000 (a),(b) OHA Credit Funding 10 Ltd
TSFR1M + 1.912% 7.239 01/18/36 6,668
Series - 2021 10A (Class B)
2,250,000 (a),(b) OHA Credit Funding 6 Ltd
TSFR1M + 1.912% 7.236 07/20/34 2,254
Series - 2020 6A (Class BR)
10,015,000 (b) OneMain Financial Issuance Trust
4.890 10/14/34 9,937
Series - 2022 2A (Class A)
17,350,000 (b) OneMain Financial Issuance Trust
1.750 09/14/35 16,200
Series - 2020 2A (Class A)
21,646,000 (a),(b) OneMain Financial Issuance Trust
SOFR30A + 0.760% 6.093 06/16/36 21,601
Series - 2021 1A (Class A2)
1,460,689 (b) Oportun Funding XIV LLC
1.210 03/08/28 1,417
Series - 2021 A (Class A)

CREF Core Bond Account June 30, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 8,000,000 (a),(b) Palmer Square CLO Ltd
TSFR1M + 1.800% 7.125% 04/20/35 $ 8,021
Series - 2022 1A (Class B)
1,450,000 (b) Progress Residential Trust
2.711 11/17/40 1,283
Series - 2021 SFR9 (Class D)
980,570 Santander Drive Auto Receivables Trust
2.220 09/15/26 979
Series - 2020 2 (Class D)
1,337,664 Santander Drive Auto Receivables Trust
1.480 01/15/27 1,321
Series - 2020 4 (Class D)
34,000,000 Santander Drive Auto Receivables Trust
1.670 10/15/27 32,706
Series - 2021 4 (Class D)
20,030,500 (b) SERVPRO Master Issuer LLC
2.394 04/25/51 17,656
Series - 2021 1A (Class A2)
1,054,941 (b) Sierra Timeshare Receivables Funding LLC
2.590 05/20/36 1,053
Series - 2019 2A (Class A)
635,382 (b) Sierra Timeshare Receivables Funding LLC
2.340 08/20/36 630
Series - 2019 3A (Class A)
829,657 (b) Sierra Timeshare Receivables Funding LLC
0.990 11/20/37 789
Series - 2021 1A (Class A)
899,571 (b) Sierra Timeshare Receivables Funding LLC
1.340 11/20/37 855
Series - 2021 1A (Class B)
498,726 (b) Sierra Timeshare Receivables Funding LLC
1.790 11/20/37 475
Series - 2021 1A (Class C)
729,274 (b) SMB Private Education Loan Trust
2.430 02/17/32 718
Series - 2016 B (Class A2A)
1,735,045 (b) SMB Private Education Loan Trust
2.880 09/15/34 1,702
Series - 2017 A (Class A2A)
2,605,642 (b) SMB Private Education Loan Trust
2.820 10/15/35 2,530
Series - 2017 B (Class A2A)
1,339,467 (b) SMB Private Education Loan Trust
3.500 02/15/36 1,301
Series - 2018 A (Class A2A)
1,254,151 (b) SoFi Professional Loan Program LLC
2.840 01/25/41 1,225
Series - 2017 F (Class A2FX)
2,060,345 (b) SoFi Professional Loan Program LLC
2.950 02/25/42 2,021
Series - 2018 A (Class A2B)
1,218,768 (b) SoFi Professional Loan Program LLC
3.690 06/15/48 1,183
Series - 2019 A (Class A2FX)
2,823,702 (b) SpringCastle America Funding LLC
1.970 09/25/37 2,581
Series - 2020 AA (Class A)
9,021,000 (b) SpringCastle America Funding LLC
2.660 09/25/37 8,113
Series - 2020 AA (Class B)
6,475,000 (b) Stack Infrastructure Issuer LLC
1.893 08/25/45 6,160
Series - 2020 1A (Class A2)
5,875,000 (b) Stack Infrastructure Issuer LLC
1.877 03/26/46 5,468
Series - 2021 1A (Class A2)
228,298 (a) Structured Asset Investment Loan Trust
TSFR1M + 1.014% 6.360 09/25/34 217
Series - 2004 8 (Class M1)
1,781,250 (b) Taco Bell Funding LLC
4.970 05/25/46 1,747
Series - 2016 1A (Class A23)
26,399,775 (b) Taco Bell Funding LLC
1.946 08/25/51 24,002
Series - 2021 1A (Class A2I)
16,122,825 (b) Taco Bell Funding LLC
2.294 08/25/51 13,979
Series - 2021 1A (Class A2II)
1,050,000 (b) Tesla Auto Lease Trust
6.570 08/20/27 1,060
Series - 2023 B (Class B)
7,000,000 (a),(b) TICP CLO VIII Ltd
TSFR3M + 1.962% 7.286 10/20/34 7,009
Series - 2017 8A (Class A2R)
1,275,000 (b) Tricon American Homes Trust
2.049 07/17/38 1,188
Series - 2020 SFR1 (Class B)
19,132,702 (b) Wendy's Funding LLC
2.370 06/15/51 16,676
Series - 2021 1A (Class A2I)

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 18,300,000 (b) Ziply Fiber Issuer LLC
6.640% 04/20/54 $ 18,588
Series - 2024 1A (Class A2)
TOTAL ASSET BACKED 564,370
OTHER MORTGAGE BACKED - 10.6%
12,000,000 (a),(b) 20 TSQ GROUNDCO LLC
3.203 05/15/35 9,828
Series - 2018 20TS (Class E)
71,510 (a),(b) ACRE Commercial Mortgage Ltd
TSFR1M + 0.944% 6.276 12/18/37 71
Series - 2021 FL4 (Class A)
987,325 (a),(b) Agate Bay Mortgage Trust
3.500 09/25/45 877
Series - 2015 6 (Class A9)
GBP 599,776 (a) Agora Securities SONIA Interest Rate Benchmark
+ 1.900% 7.133 07/22/31 742
Series - 2021 1X (Class C)
5,000,000 (a),(b) Alen Mortgage Trust
TSFR1M + 2.364% 7.693 04/15/34 3,856
Series - 2021 ACEN (Class C)
GBP 420,888 (a),(b) Atom Mortgage Securities DAC SONIA Interest Rate Benchmark
+ 1.900% 7.133 07/22/31 446
Series - 2021 1A (Class D)
3,400,000 (a) BANK
6.268 02/15/29 3,470
Series - 2024 5YR5 (Class AS)
1,067,340 (a) BANK
4.086 11/15/50 926
Series - 2017 BNK8 (Class B)
2,500,000 (a) BANK
4.230 11/15/50 1,854
Series - 2017 BNK8 (Class C)
1,000,000 BANK
3.093 10/17/52 858
Series - 2019 BN21 (Class AS)
3,800,000 BANK
3.203 12/15/52 3,316
Series - 2019 BN23 (Class AS)
2,675,000 BANK
5.769 06/15/57 2,715
Series - 2024 5YR7 (Class A3)
1,000,000 (a) BANK
3.851 07/15/60 877
Series - 2017 BNK6 (Class C)
1,630,612 BANK
2.758 09/15/62 1,454
Series - 2019 BN20 (Class A2)
8,000,000 (a) BANK
3.283 11/15/62 7,024
Series - 2019 BN24 (Class AS)
1,183,000 (a) BANK
3.634 11/15/62 955
Series - 2019 BN24 (Class C)
1,250,000 (a),(b) BBCMS Mortgage Trust
4.409 08/05/38 979
Series - 2018 CHRS (Class E)
2,693,864 BBCMS Mortgage Trust
3.488 02/15/50 2,620
Series - 2017 C1 (Class ASB)
4,000,000 BBCMS Mortgage Trust
5.753 04/15/56 3,996
Series - 2023 C19 (Class A2B)
4,700,000 (a) BBCMS Mortgage Trust
6.383 07/15/56 4,809
Series - 2023 C20 (Class A2)
4,600,000 (a),(b) Benchmark Mortgage Trust
2.791 09/15/48 3,748
Series - 2020 IG2 (Class AM)
2,740,000 (a),(b) Benchmark Mortgage Trust
3.229 09/15/48 2,206
Series - 2020 IG3 (Class AS)
2,500,000 (a),(b) Benchmark Mortgage Trust
3.654 09/15/48 2,243
Series - 2020 IG3 (Class BXA)
3,000,000 (a) Benchmark Mortgage Trust
4.425 02/15/51 2,499
Series - 2018 B2 (Class C)
3,452,143 Benchmark Mortgage Trust
4.016 03/15/52 3,214
Series - 2019 B9 (Class A5)
3,000,000 Benchmark Mortgage Trust
3.784 05/15/52 2,684
Series - 2019 B11 (Class AS)
830,000 Benchmark Mortgage Trust
4.241 05/15/53 786
Series - 2018 B7 (Class A3)
3,500,000 (a) Benchmark Mortgage Trust
4.510 05/15/53 3,359
Series - 2018 B7 (Class A4)

CREF Core Bond Account June 30, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,000,000 Benchmark Mortgage Trust
2.355% 07/15/54 $ 735
Series - 2021 B27 (Class B)
10,000,000 (a) Benchmark Mortgage Trust
2.244 08/15/54 7,723
Series - 2021 B28 (Class B)
3,150,000 Benchmark Mortgage Trust
2.429 08/15/54 2,520
Series - 2021 B28 (Class AS)
9,500,000 BMARK AS
2.612 09/15/54 7,697
Series - 2021 B29 (Class AS)
2,360,000 (b) BWAY Mortgage Trust
3.402 02/10/44 1,880
Series - 2022 26BW (Class A)
5,000,000 (a),(b) BX Commercial Mortgage Trust
TSFR1M + 1.035% 6.364 12/15/38 4,948
Series - 2021 CIP (Class A)
7,500,000 (a),(b) BX Commercial Mortgage Trust
TSFR1M + 1.385% 6.714 12/15/38 7,410
Series - 2021 CIP (Class B)
997,487 (a),(b) BX TRUST
TSFR1M + 2.949% 8.278 08/15/39 997
Series - 2022 PSB (Class B)
1,325,000 (b) BXP Trust
3.459 08/13/37 1,221
Series - 2017 CC (Class A)
5,000,000 (b) BXP Trust
2.618 01/15/44 3,951
Series - 2021 601L (Class A)
7,000,000 (a),(b) BXP Trust
2.868 01/15/44 5,172
Series - 2021 601L (Class C)
2,500,000 (a),(b) BXP Trust
2.868 01/15/44 1,709
Series - 2021 601L (Class D)
2,214,418 CD Mortgage Trust
2.622 08/10/49 2,137
Series - 2016 CD1 (Class ASB)
9,000,000 CD Mortgage Trust
2.926 08/10/49 8,146
Series - 2016 CD1 (Class AM)
5,750,000 (a) CD Mortgage Trust
3.879 11/10/49 4,797
Series - 2016 CD2 (Class B)
1,000,000 (a) CD Mortgage Trust
4.109 11/10/49 756
Series - 2016 CD2 (Class C)
505,295 CD Mortgage Trust
3.453 02/10/50 491
Series - 2017 CD3 (Class AAB)
500,000 (a) CD Mortgage Trust
4.689 02/10/50 197
Series - 2017 CD3 (Class C)
3,060,890 CD Mortgage Trust
3.220 08/15/50 2,955
Series - 2017 CD5 (Class AAB)
3,457,000 CD Mortgage Trust
2.812 08/15/57 3,249
Series - 2019 CD8 (Class ASB)
17,179,533 (b) CF Hippolyta LLC
1.690 07/15/60 16,280
Series - 2020 1 (Class A1)
5,020,640 (b) CF Hippolyta LLC
1.990 07/15/60 4,360
Series - 2020 1 (Class A2)
2,941,208 (b) CF Hippolyta LLC
2.280 07/15/60 2,748
Series - 2020 1 (Class B1)
18,848,951 (b) CF Hippolyta LLC
1.530 03/15/61 17,265
Series - 2021 1A (Class A1)
4,476,626 (b) CF Hippolyta LLC
1.980 03/15/61 3,996
Series - 2021 1A (Class B1)
863,882 CFCRE Commercial Mortgage Trust
3.121 05/10/58 849
Series - 2016 C4 (Class AHR)
205,466 (a) CHL Mortgage Pass-Through Trust
5.069 02/20/35 205
Series - 2004 HYB9 (Class 1A1)
2,500,000 (a),(b) Citigroup Commercial Mortgage Trust
3.635 05/10/35 2,409
Series - 2013 375P (Class B)
2,350,000 Citigroup Commercial Mortgage Trust
4.017 10/10/47 2,338
Series - 2014 GC25 (Class AS)
2,137,000 Citigroup Commercial Mortgage Trust
3.457 04/10/48 2,073
Series - 2015 GC29 (Class AS)
1,700,000 (a) Citigroup Commercial Mortgage Trust
3.758 04/10/48 1,651
Series - 2015 GC29 (Class B)

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,000,000 (a) Citigroup Commercial Mortgage Trust
4.274% 04/10/48 $ 2,835
Series - 2015 GC29 (Class C)
3,596,670 Citigroup Commercial Mortgage Trust
3.243 08/15/50 3,474
Series - 2017 B1 (Class AAB)
7,765,000 Citigroup Commercial Mortgage Trust
3.764 10/12/50 7,104
Series - 2017 C4 (Class AS)
2,000,000 Citigroup Commercial Mortgage Trust
3.778 09/10/58 1,938
Series - 2015 GC33 (Class A4)
5,000,000 (b) COMM Mortgage Trust
3.244 10/10/29 4,627
Series - 2017 PANW (Class A)
3,000,000 (b) COMM Mortgage Trust
3.376 01/10/39 2,660
Series - 2022 HC (Class C)
123,617 COMM Mortgage Trust
2.853 10/15/45 114
Series - 2012 CR4 (Class A3)
1,346,698 (a),(b) COMM Mortgage Trust
3.658 06/10/46 1,311
Series - 2013 CR8 (Class B)
750,000 COMM Mortgage Trust
4.174 05/10/47 720
Series - 2014 CR17 (Class AM)
2,500,000 (a),(b) COMM Mortgage Trust
4.767 06/10/47 1,121
Series - 2014 UBS3 (Class D)
5,240,000 COMM Mortgage Trust
3.917 10/10/47 5,218
Series - 2014 LC17 (Class A5)
5,205,000 (a) COMM Mortgage Trust
4.188 10/10/47 5,172
Series - 2014 LC17 (Class AM)
4,658,546 (a) COMM Mortgage Trust
4.490 10/10/47 4,598
Series - 2014 LC17 (Class B)
2,825,979 (a) COMM Mortgage Trust
3.829 02/10/48 2,675
Series - 2015 LC19 (Class B)
1,000,000 (b) COMM Mortgage Trust
3.000 03/10/48 665
Series - 2015 CR22 (Class E)
1,445,000 COMM Mortgage Trust
3.309 03/10/48 1,416
Series - 2015 CR22 (Class A5)
5,592,775 (a) COMM Mortgage Trust
3.603 03/10/48 5,284
Series - 2015 CR22 (Class AM)
2,500,000 (a) COMM Mortgage Trust
3.926 03/10/48 2,311
Series - 2015 CR22 (Class B)
2,696,000 (a) COMM Mortgage Trust
4.200 03/10/48 2,409
Series - 2015 CR22 (Class C)
7,405,000 COMM Mortgage Trust
3.801 05/10/48 7,228
Series - 2015 CR23 (Class AM)
4,500,000 (a) COMM Mortgage Trust
4.183 05/10/48 4,390
Series - 2015 CR23 (Class B)
2,549,000 (a) COMM Mortgage Trust
4.413 05/10/48 2,419
Series - 2015 CR23 (Class C)
690,679 COMM Mortgage Trust
3.421 07/10/48 685
Series - 2015 LC21 (Class ASB)
4,000,000 (a) COMM Mortgage Trust
3.463 08/10/48 3,529
Series - 2015 CR24 (Class D)
2,550,000 COMM Mortgage Trust
3.696 08/10/48 2,492
Series - 2015 CR24 (Class A5)
5,000,000 (a) COMM Mortgage Trust
4.028 08/10/48 4,857
Series - 2015 CR24 (Class AM)
1,467,000 (a) COMM Mortgage Trust
4.494 08/10/48 1,348
Series - 2015 CR24 (Class C)
2,000,000 (a) COMM Mortgage Trust
4.494 08/10/48 1,918
Series - 2015 CR24 (Class B)
1,352,000 COMM Mortgage Trust
3.612 10/10/48 1,315
Series - 2015 CR27 (Class A4)
3,212,210 COMM Mortgage Trust
3.630 10/10/48 3,116
Series - 2015 CR26 (Class A4)
2,075,000 COMM Mortgage Trust
3.774 10/10/48 2,022
Series - 2015 LC23 (Class A4)

CREF Core Bond Account June 30, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,875,000 (a) COMM Mortgage Trust
4.613% 10/10/48 $ 1,778
Series - 2015 CR26 (Class B)
4,855,000 (a) COMM Mortgage Trust
4.696 10/10/48 4,603
Series - 2015 LC23 (Class C)
967,548 COMM Mortgage Trust
3.651 02/10/49 953
Series - 2016 CR28 (Class AHR)
4,650,000 (a) COMM Mortgage Trust
4.759 02/10/49 4,338
Series - 2016 CR28 (Class B)
4,600,000 (a) COMM Mortgage Trust
4.498 05/10/51 4,140
Series - 2018 COR3 (Class AM)
1,550,000 COMM Mortgage Trust
3.263 08/15/57 1,361
Series - 2019 GC44 (Class AM)
2,000,000 (a) COMM Mortgage Trust
3.638 08/15/57 1,611
Series - 2019 GC44 (Class C)
626,400 (a),(b) Connecticut Avenue Securities Trust
SOFR30A + 6.250% 6.349 03/25/42 697
Series - 2022 R03 (Class 1B1)
18,955,000 (a),(b) Connecticut Avenue Securities Trust
SOFR30A + 3.500% 8.835 03/25/42 19,976
Series - 2022 R03 (Class 1M2)
5,970,000 (a),(b) Connecticut Avenue Securities Trust
SOFR30A + 3.000% 8.335 04/25/42 6,187
Series - 2022 R05 (Class 2M2)
30,200,000 (a),(b) Connecticut Avenue Securities Trust
SOFR30A + 3.850% 9.185 05/25/42 32,057
Series - 2022 R06 (Class 1M2)
9,505,000 (a),(b) Connecticut Avenue Securities Trust
TSFR1M + 3.600% 8.935 07/25/42 10,082
Series - 2022 R08 (Class 1M2)
12,890,000 (a),(b) Connecticut Avenue Securities Trust
SOFR30A + 4.750% 10.085 09/25/42 14,080
Series - 2022 R09 (Class 2M2)
870,000 (a),(b) Connecticut Avenue Securities Trust
SOFR30A + 6.750% 12.085 09/25/42 973
Series - 2022 R09 (Class 2B1)
16,045,000 (a),(b) Connecticut Avenue Securities Trust
SOFR30A + 3.750% 9.085 12/25/42 17,215
Series - 2023 R01 (Class 1M2)
7,400,000 (a),(b) Credit Suisse Commercial Mortgage Trust
3.854 11/10/32 5,512
Series - 2017 CALI (Class B)
4,270,400 (a),(b) Credit Suisse Mortgage Capital Certificates
3.388 10/25/59 3,937
Series - 2019 NQM1 (Class M1)
7,432,077 (a),(b) Credit Suisse Mortgage Capital Certificates
2.405 10/25/66 6,294
Series - 2021 NQM8 (Class A3)
9,500,000 DBGS Mortgage Trust
4.466 10/15/51 8,902
Series - 2018 C1 (Class A4)
4,417,372 DBJPM Mortgage Trust
2.756 08/10/49 4,290
Series - 2016 C3 (Class ASB)
5,765,833 DBJPM Mortgage Trust
3.121 06/10/50 5,592
Series - 2017 C6 (Class ASB)
5,300,000 DBJPM Mortgage Trust
2.340 08/15/53 4,328
Series - 2020 C9 (Class AM)
2,000,000 (a),(b) DBSG Mortgage Trust
6.595 06/10/37 2,005
Series - 2024 ALTA (Class B)
17,410,000 (b) DBUBS Mortgage Trust
3.452 10/10/34 16,642
Series - 2017 BRBK (Class A)
15,500,000 (a),(b) DBUBS Mortgage Trust
3.648 10/10/34 14,480
Series - 2017 BRBK (Class B)
4,994,187 (a),(b) ELP Commercial Mortgage Trust
TSFR1M + 1.235% 6.564 11/15/38 4,937
Series - 2021 ELP (Class B)
6,991,862 (a),(b) ELP Commercial Mortgage Trust
TSFR1M + 1.434% 6.763 11/15/38 6,904
Series - 2021 ELP (Class C)
4,165,152 (a),(b) ELP Commercial Mortgage Trust
TSFR1M + 2.233% 7.562 11/15/38 4,101
Series - 2021 ELP (Class E)
1,499,970 (a),(b) EQUS Mortgage Trust
TSFR1M + 0.869% 6.198 10/15/38 1,487
Series - 2021 EQAZ (Class A)
2,236,180 (a),(b) Flagstar Mortgage Trust
3.985 10/25/47 1,965
Series - 2017 2 (Class B3)
95,743 (a),(b) Flagstar Mortgage Trust
4.000 09/25/48 88
Series - 2018 5 (Class A11)

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,070,800 (a),(b) Flagstar Mortgage Trust
2.500% 04/25/51 $ 2,415
Series - 2021 2 (Class A4)
8,711,431 (a),(b) Flagstar Mortgage Trust
2.500 06/01/51 6,847
Series - 2021 4 (Class A21)
359,374 Ford Credit Auto Owner Trust
5.140 03/15/26 359
Series - 2023 A (Class A2A)
359,374 (a) Ford Credit Auto Owner Trust
SOFR30A + 0.720% 6.053 03/15/26 360
Series - 2023 A (Class A2B)
2,580,000 (b) Frontier Issuer LLC
6.600 08/20/53 2,595
Series - 2023 1 (Class A2)
GBP 882,431 (a),(b) Frost CMBS DAC SONIA Interest Rate Benchmark
+ 2.900% 8.133 11/20/33 1,086
Series - 2021 1A (Class GBD)
5,000,000 (a),(b) GS Mortgage Securities Corp II
TSFR1M + 1.364% 6.693 11/15/36 4,945
Series - 2021 ARDN (Class A)
3,600,000 (a),(b) GS Mortgage Securities Corp II
TSFR1M + 3.464% 8.793 11/15/36 3,550
Series - 2021 ARDN (Class E)
1,130,000 (a),(b) GS Mortgage Securities Corp II
3.591 09/10/37 1,037
Series - 2017 375H (Class A)
2,500,000 (a),(b) GS Mortgage Securities Corp II
3.599 09/10/37 2,235
Series - 2017 375H (Class B)
1,350,000 (a) GS Mortgage Securities Corp II
3.777 05/10/50 1,307
Series - 2015 GC30 (Class AS)
5,235,000 (a),(b) GS Mortgage Securities Corp Trust
TSFR1M + 1.897% 7.226 07/15/31 2,042
Series - 2018 TWR (Class D)
1,500,000 (a),(b) GS Mortgage Securities Corp Trust
TSFR1M + 2.164% 7.493 11/15/36 1,472
Series - 2021 ARDN (Class C)
3,000,000 (a),(b) GS Mortgage Securities Corp Trust
TSFR1M + 2.864% 8.193 11/15/36 2,962
Series - 2021 ARDN (Class D)
2,000,000 (a),(b) GS Mortgage Securities Trust
TSFR1M + 1.747% 7.076 07/15/31 1,200
Series - 2018 TWR (Class C)
116,734 GS Mortgage Securities Trust
3.206 02/10/48 116
Series - 2015 GC28 (Class AAB)
2,816,500 GS Mortgage Securities Trust
3.396 02/10/48 2,789
Series - 2015 GC28 (Class A5)
7,400,000 (a) GS Mortgage Securities Trust
4.018 07/10/48 7,201
Series - 2015 GC32 (Class AS)
905,243 GS Mortgage Securities Trust
3.278 10/10/48 889
Series - 2015 GC34 (Class AAB)
2,000,000 GS Mortgage Securities Trust
3.143 10/10/49 1,865
Series - 2016 GS3 (Class AS)
1,500,000 (a) GS Mortgage Securities Trust
4.076 11/10/49 1,274
Series - 2016 GS4 (Class C)
2,000,000 GS Mortgage Securities Trust
3.674 03/10/50 1,883
Series - 2017 GS5 (Class A4)
4,250,000 (a) GS Mortgage Securities Trust
3.826 03/10/50 3,910
Series - 2017 GS5 (Class AS)
6,460,275 GS Mortgage Securities Trust
3.230 05/10/50 6,284
Series - 2017 GS6 (Class AAB)
6,000,000 GS Mortgage Securities Trust
3.433 05/10/50 5,613
Series - 2017 GS6 (Class A3)
2,540,000 (a) GS Mortgage Securities Trust
4.159 05/10/50 2,404
Series - 2015 GC30 (Class B)
5,000,000 (a) GS Mortgage Securities Trust
4.203 05/10/50 4,562
Series - 2015 GC30 (Class C)
3,000,000 GS Mortgage Securities Trust
3.837 11/10/50 2,831
Series - 2017 GS8 (Class ABP)
4,844,000 (a) GS Mortgage Securities Trust
4.463 11/10/50 4,308
Series - 2017 GS8 (Class C)
3,050,000 (a) GS Mortgage Securities Trust
4.158 02/10/52 2,817
Series - 2019 GC38 (Class AS)
2,500,000 (a) GS Mortgage Securities Trust
3.173 02/13/53 2,176
Series - 2020 GC45 (Class AS)

CREF Core Bond Account June 30, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,190,000 GS Mortgage Securities Trust
2.012% 12/12/53 $ 1,763
Series - 2020 GSA2 (Class A5)
134,499 (a),(b) GS Mortgage-Backed Securities Corp Trust
4.000 11/25/49 123
Series - 2019 PJ2 (Class A1)
351,339 (a),(b) GS Mortgage-Backed Securities Corp Trust
4.000 11/25/49 322
Series - 2019 PJ2 (Class A4)
851,983 (a),(b) GS Mortgage-Backed Securities Corp Trust
3.000 01/25/51 711
Series - 2020 PJ4 (Class A4)
34,354,222 (a),(b) GS Mortgage-Backed Securities Corp Trust
0.262 03/27/51 427
Series - 2020 PJ5 (Class AX1)
1,174,254 (a),(b) GS Mortgage-Backed Securities Corp Trust
3.000 03/27/51 981
Series - 2020 PJ5 (Class A4)
1,863,528 (a),(b) GS Mortgage-Backed Securities Corp Trust
2.500 05/25/51 1,490
Series - 2020 PJ6 (Class A4)
11,867,729 (a),(b) GS Mortgage-Backed Securities Corp Trust
2.500 10/25/51 9,335
Series - 2021 PJ5 (Class A4)
11,359,912 (a),(b) GS Mortgage-Backed Securities Corp Trust
3.000 06/25/52 9,299
Series - 2022 PJ2 (Class A36)
4,125,302 (a),(b) GS Mortgage-Backed Securities Corp Trust
3.000 09/25/52 3,382
Series - 2022 PJ4 (Class A36)
994,555 (a),(b) GS Mortgage-Backed Securities Trust
3.631 05/25/50 841
Series - 2020 PJ1 (Class B2)
20,710,555 (a),(b) GS Mortgage-Backed Securities Trust
2.500 01/25/52 16,278
Series - 2021 PJ7 (Class A4)
9,531,537 (a),(b) GS Mortgage-Backed Securities Trust
2.500 01/25/52 7,494
Series - 2021 PJ8 (Class A4)
3,331,133 (a),(b) GS Mortgage-Backed Securities Trust
2.721 01/25/52 2,574
Series - 2021 PJ7 (Class B2)
2,242,602 (a),(b) GS Mortgage-Backed Securities Trust
3.245 06/25/52 1,734
Series - 2022 LTV1 (Class B3)
6,805,176 (a),(b) GS Mortgage-Backed Securities Trust
3.000 07/25/52 5,570
Series - 2022 INV1 (Class A4)
9,060,324 (a),(b) GS Mortgage-Backed Securities Trust
3.000 09/25/52 7,416
Series - 2022 HP1 (Class A4)
6,781,933 (a),(b) GS Mortgage-Backed Securities Trust
3.000 10/25/52 5,552
Series - 2022 PJ5 (Class A36)
5,387,681 (a),(b) GS Mortgage-Backed Securities Trust
3.000 01/25/53 4,410
Series - 2022 PJ6 (Class A24)
8,019,425 (a),(b) GS Mortgage-Backed Securities Trust
3.500 02/25/53 6,846
Series - 2023 PJ1 (Class A24)
4,500,000 (b) Hudson Yards Mortgage Trust
2.835 08/10/38 4,211
Series - 2016 10HY (Class A)
2,500,000 (a),(b) Hudson Yards Mortgage Trust
3.076 08/10/38 2,331
Series - 2016 10HY (Class B)
7,250,000 (a),(b) Hudson Yards Mortgage Trust
3.076 08/10/38 6,713
Series - 2016 10HY (Class C)
4,750,000 (a),(b) Hudson Yards Mortgage Trust
3.041 12/10/41 3,863
Series - 2019 55HY (Class D)
2,750,000 (a),(b) Hudson Yards Mortgage Trust
3.041 12/10/41 2,185
Series - 2019 55HY (Class E)
2,225,523 (a),(b) Imperial Fund Mortgage Trust
2.051 10/25/55 2,012
Series - 2020 NQM1 (Class A3)
1,043,500 (a),(b) Imperial Fund Mortgage Trust
3.531 10/25/55 898
Series - 2020 NQM1 (Class M1)
1,000,000 (a),(b) JP Morgan Chase Commercial Mortgage Securities Corp
4.767 07/05/31 623
Series - 2018 AON (Class D)
1,780,000 JP Morgan Chase Commercial Mortgage Securities Corp
3.914 01/15/49 1,727
Series - 2015 JP1 (Class A5)
2,206,483 JP Morgan Chase Commercial Mortgage Securities Corp
2.713 08/15/49 2,153
Series - 2016 JP2 (Class ASB)
2,982,526 JP Morgan Chase Commercial Mortgage Securities Corp
3.379 09/15/50 2,940
Series - 2017 JP7 (Class A3)

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,155,000 (b) JP Morgan Chase Commercial Mortgage Securities Trust
3.065% 01/16/37 $ 2,474
Series - 2020 NNN (Class BFX)
2,146,976 (a),(b) JP Morgan Mortgage Trust
6.646 12/25/44 2,072
Series - 2015 1 (Class B1)
185,256 (a),(b) JP Morgan Mortgage Trust
3.500 05/25/45 166
Series - 2015 3 (Class A19)
1,920,403 (a),(b) JP Morgan Mortgage Trust
3.500 10/25/45 1,701
Series - 2015 6 (Class A13)
2,149,473 (a),(b) JP Morgan Mortgage Trust
3.500 09/25/48 1,848
Series - 2018 3 (Class A13)
3,007,635 (a),(b) JP Morgan Mortgage Trust
3.500 10/25/48 2,608
Series - 2018 5 (Class A13)
1,812,850 (a),(b) JP Morgan Mortgage Trust
5.518 10/26/48 1,806
Series - 2017 5 (Class A2)
625,817 (a),(b) JP Morgan Mortgage Trust
4.000 02/25/49 566
Series - 2018 9 (Class A13)
487,563 (a),(b) JP Morgan Mortgage Trust
4.000 05/25/49 448
Series - 2019 1 (Class A15)
6,477,317 (a),(b) JP Morgan Mortgage Trust
3.821 06/25/50 5,597
Series - 2020 1 (Class B2)
27,733,092 (a),(b) JP Morgan Mortgage Trust
0.138 07/25/51 204
Series - 2021 3 (Class AX1)
19,601,320 (a),(b) JP Morgan Mortgage Trust
0.131 08/25/51 137
Series - 2021 4 (Class AX1)
2,347,781 (a),(b) JP Morgan Mortgage Trust
2.881 08/25/51 1,832
Series - 2021 4 (Class B2)
37,471,753 (a),(b) JP Morgan Mortgage Trust
0.135 10/25/51 279
Series - 2021 6 (Class AX1)
7,003,703 (a),(b) JP Morgan Mortgage Trust
2.500 10/25/51 5,509
Series - 2021 6 (Class A15)
10,030,821 (a),(b) JP Morgan Mortgage Trust
0.400 12/25/51 224
Series - 2021 INV2 (Class AX4)
2,357,551 (a),(b) JP Morgan Mortgage Trust
2.500 12/25/51 1,853
Series - 2021 10 (Class A15)
2,371,681 (a),(b) JP Morgan Mortgage Trust
2.500 02/25/52 1,861
Series - 2021 12 (Class A15)
3,640,230 (a),(b) JP Morgan Mortgage Trust
2.500 05/25/52 2,857
Series - 2021 14 (Class A15)
2,399,821 (a),(b) JP Morgan Mortgage Trust
2.927 05/25/52 1,950
Series - 2021 LTV2 (Class A3)
16,322,012 (a),(b) JP Morgan Mortgage Trust
3.000 08/25/52 13,361
Series - 2022 2 (Class A25)
6,976,540 (a),(b) JP Morgan Mortgage Trust
3.000 09/25/52 5,707
Series - 2022 INV3 (Class A6)
11,387,858 (a),(b) JP Morgan Mortgage Trust
3.500 09/25/52 9,736
Series - 2022 LTV2 (Class A6)
6,587,220 (a),(b) JP Morgan Mortgage Trust
3.000 12/25/52 5,392
Series - 2022 7 (Class 1A17)
2,248,863 (a),(b) JP Morgan Mortgage Trust
4.000 12/25/52 2,011
Series - 2022 7 (Class 2A6A)
4,105,508 JPMBB Commercial Mortgage Securities Trust
3.997 08/15/47 4,034
Series - 2014 C21 (Class AS)
3,000,000 JPMBB Commercial Mortgage Securities Trust
4.110 09/15/47 2,864
Series - 2014 C22 (Class AS)
2,686,000 (a) JPMBB Commercial Mortgage Securities Trust
4.602 09/15/47 2,654
Series - 2014 C23 (Class B)
3,000,000 JPMBB Commercial Mortgage Securities Trust
3.898 02/15/48 2,686
Series - 2015 C27 (Class B)
2,556,000 JPMBB Commercial Mortgage Securities Trust
3.611 05/15/48 2,505
Series - 2015 C29 (Class A4)
2,500,000 (a) JPMBB Commercial Mortgage Securities Trust
3.917 05/15/48 2,439
Series - 2015 C29 (Class AS)

CREF Core Bond Account June 30, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,350,000 (a) JPMBB Commercial Mortgage Securities Trust
4.118% 05/15/48 $ 2,240
Series - 2015 C29 (Class B)
3,500,000 JPMBB Commercial Mortgage Securities Trust
4.106 08/15/48 3,342
Series - 2015 C31 (Class AS)
3,000,000 (a) JPMBB Commercial Mortgage Securities Trust
4.777 08/15/48 2,440
Series - 2015 C31 (Class C)
9,952,000 (a) JPMBB Commercial Mortgage Securities Trust
4.777 08/15/48 8,919
Series - 2015 C31 (Class B)
1,820,000 (a) JPMBB Commercial Mortgage Securities Trust
4.858 03/17/49 1,664
Series - 2016 C1 (Class C)
2,410,915 JPMCC Commercial Mortgage Securities Trust
3.457 03/15/50 2,300
Series - 2017 JP5 (Class A4)
697,357 JPMCC Commercial Mortgage Securities Trust
3.549 03/15/50 677
Series - 2017 JP5 (Class ASB)
1,000,000 (a) JPMCC Commercial Mortgage Securities Trust
3.904 03/15/50 832
Series - 2017 JP5 (Class C)
1,000,000 (a) JPMDB Commercial Mortgage Securities Trust
3.167 12/15/49 756
Series - 2016 C4 (Class C)
3,000,000 JPMDB Commercial Mortgage Securities Trust
3.694 03/15/50 2,830
Series - 2017 C5 (Class A5)
7,575,000 JPMDB Commercial Mortgage Securities Trust
2.536 05/13/53 5,554
Series - 2020 COR7 (Class AS)
2,005,427 (b) Ladder Capital Commercial Mortgage Securities
3.575 02/15/36 1,880
Series - 2013 GCP (Class A1)
2,975,587 (b) Ladder Capital Commercial Mortgage Securities
3.357 07/12/50 2,887
Series - 2017 LC26 (Class ASB)
EUR 589,114 (a),(b) Last Mile Logistics Pan Euro Finance DAC
EURIBOR 3 M + 2.700% 1.000 08/17/33 619
Series - 2021 1A (Class E)
EUR 599,877 (a),(b) Last Mile Securities
EURIBOR 3 M + 2.350% 6.166 08/17/31 640
Series - 2021 1A (Class D)
5,450,000 (b) Liberty Street Trust
3.597 02/10/36 5,056
Series - 2016 225L (Class A)
5,000,000 (b) LSTAR Commercial Mortgage Trust
4.021 03/10/50 4,613
Series - 2017 5 (Class AS)
4,000,000 (a),(b) MAD Mortgage Trust
3.294 08/15/34 3,718
Series - 2017 330M (Class A)
1,500,000 (a),(b) Manhattan West
2.413 09/10/39 1,329
Series - 2020 1MW (Class B)
3,500,000 (a),(b) MARQ Trust
TSFR1M + 1.591% 6.910 06/15/39 3,476
Series - 2024 HOU (Class A)
442,187 (a) Merrill Lynch Mortgage Investors Trust
TSFR1M + 0.634% 2.278 01/25/37 420
Series - 2006 WMC1 (Class A1B)
6,650,000 (b) MetroNet Infrastructure Issuer LLC
6.230 04/20/54 6,717
Series - 2024 1A (Class A2)
2,662,436 (b) Morgan Stanley Bank of America Merrill Lynch Trust
3.989 12/15/46 2,575
Series - 2014 C19 (Class LNC1)
877,244 (b) Morgan Stanley Bank of America Merrill Lynch Trust
4.384 12/15/46 841
Series - 2014 C19 (Class LNC2)
6,150,000 Morgan Stanley Bank of America Merrill Lynch Trust
3.832 12/15/47 6,046
Series - 2014 C19 (Class AS)
5,600,000 Morgan Stanley Bank of America Merrill Lynch Trust
3.605 02/15/48 5,499
Series - 2015 C20 (Class AS)
1,250,000 (a) Morgan Stanley Bank of America Merrill Lynch Trust
4.570 02/15/48 1,201
Series - 2015 C20 (Class C)
2,500,000 Morgan Stanley Bank of America Merrill Lynch Trust
3.338 03/15/48 2,451
Series - 2015 C21 (Class A4)
6,500,000 Morgan Stanley Bank of America Merrill Lynch Trust
3.652 03/15/48 6,301
Series - 2015 C21 (Class AS)
3,000,000 Morgan Stanley Bank of America Merrill Lynch Trust
3.561 04/15/48 2,917
Series - 2015 C22 (Class AS)
3,380,820 (a),(b) Morgan Stanley Capital I Inc
TSFR1M + 1.491% 6.820 11/09/24 3,330
Series - 2021 ILP (Class C)

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,000,000 (a) Morgan Stanley Capital I Trust
3.779% 05/15/48 $ 2,934
Series - 2015 MS1 (Class A4)
258,162 (a) Morgan Stanley Capital I Trust
6.282 12/12/49 92
Series - 2007 IQ16 (Class AJFX)
378,466 (a) Morgan Stanley Capital I Trust
6.282 12/12/49 135
Series - 2007 IQ16 (Class AJ)
2,843,575 Morgan Stanley Capital I Trust
3.304 06/15/50 2,779
Series - 2017 H1 (Class ASB)
1,458,000 Morgan Stanley Capital I Trust
3.587 12/15/50 1,370
Series - 2017 HR2 (Class A4)
2,840,000 (a) Morgan Stanley Capital I Trust
4.429 07/15/51 2,690
Series - 2018 H3 (Class AS)
587,424 (a),(b) Morgan Stanley Residential Mortgage Loan Trust
2.500 07/25/51 508
Series - 2021 4 (Class A4)
3,660,772 (a),(b) Morgan Stanley Residential Mortgage Loan Trust
4.000 02/25/53 3,235
Series - 2023 1 (Class A7)
3,000,000 (a),(b) MSDB Trust
3.427 07/11/39 2,684
Series - 2017 712F (Class A)
1,052,155 (a),(b) Natixis Commercial Mortgage Securities Trust
3.917 11/15/32 952
Series - 2018 285M (Class A)
12,741,348 (a),(b) Natixis Commercial Mortgage Securities Trust
TSFR1M + 1.579% 5.915 07/15/36 11,894
Series - 2019 MILE (Class A)
5,000,000 (a),(b) Natixis Commercial Mortgage Securities Trust
TSFR1M + 1.879% 7.208 07/15/36 4,404
Series - 2019 MILE (Class B)
2,900,000 (a),(b) Natixis Commercial Mortgage Securities Trust
TSFR1M + 2.279% 7.608 07/15/36 2,411
Series - 2019 MILE (Class C)
5,000,000 (a),(b) Natixis Commercial Mortgage Securities Trust
TSFR1M + 2.829% 8.158 07/15/36 3,907
Series - 2019 MILE (Class D)
703,488 (b) Natixis Commercial Mortgage Securities Trust
2.966 12/15/38 646
Series - 2020 2PAC (Class A)
3,377,131 (a),(b) New Residential Mortgage Loan Trust
3.514 03/25/52 2,658
Series - 2022 INV1 (Class B4)
191,606 (a) New York Mortgage Trust
TSFR1M + 0.594% 5.940 02/25/36 187
Series - 2005 3 (Class A1)
10,573,951 (a),(b) OBX Trust
2.500 07/25/51 8,311
Series - 2021 J2 (Class A19)
8,476,326 (a),(b) OBX Trust
3.500 08/25/52 7,331
Series - 2022 J2 (Class A1)
9,227,443 (a),(b) OBX Trust
4.000 10/25/52 8,151
Series - 2022 INV5 (Class A13)
684,335 (a),(b) OBX Trust
TSFR1M + 0.764% 4.658 06/25/57 663
Series - 2018 1 (Class A2)
3,218,834 (a),(b) Oceanview Mortgage Trust
2.500 05/25/51 2,532
Series - 2021 1 (Class A19)
2,399,748 (a),(b) Oceanview Mortgage Trust
4.500 11/25/52 2,216
Series - 2022 1 (Class A1)
5,434,000 (b) Olympic Tower Mortgage Trust
3.566 05/10/39 4,725
Series - 2017 OT (Class A)
8,520,000 (b) One Bryant Park Trust
2.516 09/15/54 7,228
Series - 2019 OBP (Class A)
2,708,586 (a),(b) OPEN Trust
TSFR1M + 5.236% 10.565 10/15/28 2,727
Series - 2023 AIR (Class C)
2,000,000 (b) RBS Commercial Funding, Inc Trust
3.511 03/11/31 1,811
Series - 2013 SMV (Class B)
3,096,881 (a),(b) RCKT Mortgage Trust
3.500 06/25/52 2,644
Series - 2022 4 (Class A22)
572,465 (a),(b) Sequoia Mortgage Trust
3.500 05/25/45 507
Series - 2015 2 (Class A1)
501,504 (a),(b) Sequoia Mortgage Trust
3.500 06/25/46 443
Series - 2016 1 (Class A19)
128,820 (a),(b) Sequoia Mortgage Trust
3.500 02/25/47 113
Series - 2017 2 (Class A19)

CREF Core Bond Account June 30, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,941,822 (a),(b) Sequoia Mortgage Trust
3.724% 09/25/47 $ 1,771
Series - 2017 6 (Class B1)
852,823 (a),(b) Sequoia Mortgage Trust
3.500 03/25/48 745
Series - 2018 3 (Class A1)
67,167 (a),(b) Sequoia Mortgage Trust
4.000 09/25/48 61
Series - 2018 7 (Class A19)
5,415,814 (a),(b) Sequoia Mortgage Trust
3.000 04/25/50 4,483
Series - 2020 3 (Class A19)
4,670,194 (a),(b) Sequoia Mortgage Trust
5.000 01/25/53 4,388
Series - 2023 1 (Class A19)
387,553 (a),(b) Shellpoint Co-Originator Trust
3.500 04/25/47 340
Series - 2017 1 (Class A19)
4,350,000 (b) SLG Office Trust
2.585 07/15/41 3,557
Series - 2021 OVA (Class A)
22,865,000 (b) SLG Office Trust
2.851 07/15/41 18,026
Series - 2021 OVA (Class D)
9,741,110 (a),(b) SMR Mortgage Trust
TSFR1M + 1.650% 6.979 02/15/39 9,517
Series - 2022 IND (Class A)
9,277,248 (a),(b) SMR Mortgage Trust
TSFR1M + 2.950% 8.279 02/15/39 8,956
Series - 2022 IND (Class C)
5,000,000 (a),(b) SREIT Trust
TSFR1M + 0.936% 6.265 11/15/36 4,942
Series - 2021 MFP2 (Class A)
6,930,000 (a),(b) SREIT Trust
TSFR1M + 1.286% 6.615 11/15/36 6,833
Series - 2021 MFP2 (Class B)
GBP 347,448 (a),(b) Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.300% 6.534 05/17/31 439
Series - 2021 UK1A (Class B)
GBP 506,281 (a),(b) Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.650% 6.884 05/17/31 638
Series - 2021 UK1A (Class C)
1,600,000 (a),(b) Times Square Trust
3.203 05/15/35 1,398
Series - 2018 20TS (Class B)
6,107,375 UBS Commercial Mortgage Trust
3.256 06/15/50 5,943
Series - 2017 C1 (Class ASB)
1,268,011 UBS Commercial Mortgage Trust
3.366 10/15/50 1,231
Series - 2017 C4 (Class ASB)
1,450,000 UBS Commercial Mortgage Trust
3.563 10/15/50 1,331
Series - 2017 C4 (Class A4)
1,750,000 UBS Commercial Mortgage Trust
4.334 10/15/51 1,655
Series - 2018 C13 (Class A4)
1,680,586 (a),(b) Verus Securitization Trust
2.240 10/25/66 1,414
Series - 2021 7 (Class A3)
1,740,030 Wells Fargo Commercial Mortgage Trust
3.405 12/15/47 1,718
Series - 2014 LC18 (Class A5)
4,500,000 Wells Fargo Commercial Mortgage Trust
3.808 12/15/47 4,429
Series - 2014 LC18 (Class AS)
1,810,000 Wells Fargo Commercial Mortgage Trust
3.406 05/15/48 1,758
Series - 2015 NXS1 (Class AS)
2,000,000 (a) Wells Fargo Commercial Mortgage Trust
3.658 05/15/48 1,916
Series - 2015 NXS1 (Class B)
2,279,000 (a) Wells Fargo Commercial Mortgage Trust
4.254 05/15/48 2,024
Series - 2015 NXS1 (Class D)
3,360,405 Wells Fargo Commercial Mortgage Trust
2.788 07/15/48 3,297
Series - 2016 C35 (Class ASB)
5,113,079 Wells Fargo Commercial Mortgage Trust
2.514 08/15/49 4,994
Series - 2016 BNK1 (Class ASB)
5,455,696 Wells Fargo Commercial Mortgage Trust
2.825 10/15/49 5,322
Series - 2016 LC24 (Class ASB)
872,111 Wells Fargo Commercial Mortgage Trust
3.635 03/15/50 815
Series - 2017 RB1 (Class A5)
2,000,000 Wells Fargo Commercial Mortgage Trust
3.757 03/15/50 1,842
Series - 2017 RB1 (Class AS)

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 7,798,969 Wells Fargo Commercial Mortgage Trust
3.261% 07/15/50 $ 7,610
Series - 2017 C38 (Class ASB)
2,197,255 (a) Wells Fargo Commercial Mortgage Trust
3.903 07/15/50 1,946
Series - 2017 C38 (Class C)
5,913,471 Wells Fargo Commercial Mortgage Trust
3.212 09/15/50 5,736
Series - 2017 C39 (Class ASB)
4,000,000 (a) Wells Fargo Commercial Mortgage Trust
3.767 07/15/58 3,888
Series - 2015 NXS2 (Class A5)
1,000,000 (a) Wells Fargo Commercial Mortgage Trust
4.414 07/15/58 942
Series - 2015 NXS2 (Class B)
6,000,000 Wells Fargo Commercial Mortgage Trust
3.749 03/15/59 5,758
Series - 2016 C33 (Class AS)
163,028 (a),(b) Wells Fargo Mortgage Backed Securities Trust
4.000 04/25/49 151
Series - 2019 2 (Class A17)
2,201,165 (a),(b) Wells Fargo Mortgage Backed Securities Trust
3.500 09/25/49 1,920
Series - 2019 4 (Class A1)
862,916 (a),(b) Wells Fargo Mortgage Backed Securities Trust
3.000 07/25/50 722
Series - 2020 4 (Class A17)
10,783,181 (a),(b) Wells Fargo Mortgage Backed Securities Trust
2.500 06/25/51 8,475
Series - 2021 2 (Class A17)
4,334,880 (a),(b) Wells Fargo Mortgage Backed Securities Trust
2.500 12/25/51 3,402
Series - 2022 2 (Class A18)
3,793,359 (a),(b) Wells Fargo Mortgage Backed Securities Trust
3.000 03/25/52 3,105
Series - 2022 INV1 (Class A18)
6,516,819 (a),(b) Wells Fargo Mortgage Backed Securities Trust
3.500 03/25/52 5,563
Series - 2022 INV1 (Class A17)
3,865,000 WFRBS Commercial Mortgage Trust
3.607 11/15/47 3,832
Series - 2014 C24 (Class A5)
247,062 (a),(b) WinWater Mortgage Loan Trust
3.924 06/20/44 201
Series - 2014 1 (Class B4)
TOTAL OTHER MORTGAGE BACKED 1,134,674
TOTAL STRUCTURED ASSETS 1,699,044
(Cost $1,842,624)
SHARES
REFERENCERATE & SPREAD
PREFERRED STOCKS - 0.0%
FINANCIAL SERVICES - 0.0%
173,925 Morgan Stanley 4,540
TOTAL FINANCIAL SERVICES 4,540
TOTAL PREFERRED STOCKS 4,540
(Cost $4,348)
TOTAL LONG-TERM INVESTMENTS 10,477,837
(Cost $11,360,776)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.5%
COMMERCIAL PAPER - 0.0%
4,000,000 (b) HSBC USA, Inc 0.000 07/23/24 3,985
TOTAL COMMERCIAL PAPER 3,985
GOVERNMENT AGENCY DEBT - 0.4%
6,950,000 Federal Home Loan Bank (FHLB) 0.000 07/01/24 6,947
6,000,000 FHLB 0.000 07/02/24 5,996
10,000,000 FHLB 0.000 07/08/24 9,985
5,000,000 FHLB 0.000 07/19/24 4,985
2,630,000 FHLB 0.000 08/02/24 2,617

CREF Core Bond Account June 30, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE
VALUE
(000)
$ 10,000,000 Tennessee Valley Authority (TVA) 0.000% 07/10/24 $ 9,983
TOTAL GOVERNMENT AGENCY DEBT 40,513
REPURCHASE AGREEMENT - 0.5%
54,138,000 (j) Fixed Income Clearing Corporation 5.320 07/01/24 54,138
TOTAL REPURCHASE AGREEMENT 54,138
TREASURY DEBT - 0.6%
CAD 1,400,000 Canadian Treasury Bill 0.000 10/24/24 1,008
EUR 1,875,000 German Treasury Bill 0.000 11/20/24 1,981
5,064,000 United States Treasury Bill 0.000 07/05/24 5,061
10,000,000 United States Treasury Bill 0.000 07/25/24 9,965
20,000,000 United States Treasury Bill 0.000 07/30/24 19,916
10,000,000 United States Treasury Bill 0.000 08/13/24 9,937
10,000,000 United States Treasury Bill 0.000 08/27/24 9,918
5,000,000 United States Treasury Bill 0.000 08/29/24 4,957
TOTAL TREASURY DEBT 62,743
TOTAL SHORT-TERM INVESTMENTS 161,379
(Cost $161,420)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
35,226,102 (k) State Street Navigator Securities Lending Government Money Market Portfolio 5.330 (l) 35,226
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 35,226
(Cost $35,226)
TOTAL INVESTMENTS - 99.4% 10,674,442
(Cost $11,557,422)
OTHER ASSETS & LIABILITIES, NET - 0.6% 60,553
NET ASSETS - 100.0% $10,734,995

Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CNY Chinese Yuan
COP Colombia Peso
DOP Dominican Republic Peso
EGP Egyptian Pound
EUR Euro
EURIBOR EURO Interbank Offer Rate
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
REIT Real Estate Investment Trust
RON Romanian Leu
RSD Serbian Dinar
SOFR30A 30 Day Average Secured Overnight Financing Rate
SONIA Sterling Overnight Interbank Average Rate
THB Thai Baht
TRY Turkish Lira
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
TSFR12M CME Term Secured Overnight Financing Rate 12 Month
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
^
Amount represents less than $1,000.
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,252,304,828 or 21.1% of Total Investments.
(c)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $41,459,361.
(d)
Perpetual security
(e)
Payment in Kind Bond
(f)
For fair value measurement disclosure purposes, investment classified as Level 3.
(g)
In default
(h)
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(i)
When-issued or delayed delivery security.
(j) Agreement with Fixed Income Clearing Corporation, 5.320% dated 6/28/24 to be repurchased at $54,162,001 on 7/1/24, collateralized by Government Agency Securities, with coupon rate 1.500% and maturity date 8/15/26, valued at $55,220,899.
(k)
Investments made with cash collateral received from securities on loan.
(l)
The rate shown is the one-day yield as of the end of the reporting period.

CREF Core Bond Account June 30, 2024

Portfolio of Investments
(continued)
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
U.S. Treasury 10-Year Note 2,000 09/19/24  $ 217,223 $ 219,969 $ 2,746
U.S. Treasury 5-Year Note 5,225 09/30/24 553,125 556,871 3,746
Total 7,225   $ 770,348  $ 776,840  $ 6,492
Forward Foreign Currency Contracts
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
$ 1,006 CAD 1,372 Australia and New Zealand Banking Group Limited 07/16/24   $ 3
$ 1,010 JPY 157,078 Australia and New Zealand Banking Group Limited 07/16/24 31
$ 1,199 JPY 190,906 Australia and New Zealand Banking Group Limited 07/16/24 10
$ 2,133 NZD 3,547 Australia and New Zealand Banking Group Limited 07/16/24 (27)
Total   $ 17
$ 5,274 AUD 8,029 Bank of America, N.A. 07/16/24   $ (84)
$ 21,925 CNH 157,337 Bank of America, N.A. 12/17/24 95
$ 2,316 EUR 2,165 Bank of America, N.A. 07/16/24 (5)
$ 409 EUR 382 Bank of America, N.A. 07/16/24 (1)
$ 1,033 EUR 961 Bank of America, N.A. 07/16/24 3
$ 2,004 EUR 1,843 Bank of America, N.A. 07/16/24 29
$ 20,944 GBP 16,667 Bank of America, N.A. 07/16/24 (127)
$ 26,969 JPY 4,066,799 Bank of America, N.A. 07/16/24 1,629
$ 2,155 NOK 23,255 Bank of America, N.A. 07/16/24 (24)
EUR 523 $ 570 Bank of America, N.A. 07/16/24 (10)
EUR 32 $ 35 Bank of America, N.A. 07/16/24 0^
Total   $ 1,505
$ 434 EUR 400 Citibank N.A. 07/16/24   $ 5
$ 324 EUR 299 Citibank N.A. 07/16/24 4
$ 7,399 KRW 10,202,880 Citibank N.A. 07/18/24 (0)^
$ 419 PEN 1,588 Citibank N.A. 07/18/24 6
$ 1,304 RON 6,054 Citibank N.A. 07/16/24 1
$ 897 THB 32,914 Citibank N.A. 07/16/24 (1)
EUR 480 $ 521 Citibank N.A. 07/16/24 (6)
EUR 166 $ 180 Citibank N.A. 07/16/24 (2)
EUR 1,050 $ 1,130 Citibank N.A. 07/16/24 (5)
Total   $ 2
$ 93,805 EUR 87,023 Citigroup Global Markets, Inc 07/16/24   $ 536
$ 3,639 EUR 3,377 JPMorgan Chase Bank N.A 07/16/24   $ 18
$ 8,966 CAD 12,279 Morgan Stanley Capital Services 07/16/24   $ (13)
$ 409 EUR 381 Morgan Stanley Capital Services 07/16/24 0^
$ 432 EUR 397 Morgan Stanley Capital Services 07/16/24 7
$ 326 EUR 299 Morgan Stanley Capital Services 07/16/24 5
$ 431 EUR 397 Morgan Stanley Capital Services 07/16/24 6
$ 1,006 EUR 928 Morgan Stanley Capital Services 07/16/24 11
$ 1,437 IDR 23,455,700 Morgan Stanley Capital Services 07/18/24 4
$ 548 JPY 82,705 Morgan Stanley Capital Services 07/16/24 33
$ 1,409 MXN 26,124 Morgan Stanley Capital Services 07/16/24 (15)
$ 1,204 PLN 4,870 Morgan Stanley Capital Services 07/16/24 (6)
EUR 428 $ 457 Morgan Stanley Capital Services 07/16/24 2
EUR 298 $ 324 Morgan Stanley Capital Services 07/16/24 (5)
EUR 533 $ 574 Morgan Stanley Capital Services 07/16/24 (2)
EUR 808 $ 874 Morgan Stanley Capital Services 07/16/24 (8)
EUR 449 $ 480 Morgan Stanley Capital Services 07/16/24 1
$ 356 ZAR 6,662 Morgan Stanley Capital Services 07/16/24 (10)
Total   $ 10
$ 744 AUD 1,113 Standard Chartered Bank 07/16/24   $ 1
$ 978 HUF 360,260 Toronto Dominion Bank 07/16/24   $ 2
Total   $ 2,091
^ Amount represents less than $1,000.

AUD Australian Dollar
CAD Canadian Dollar
CNH Chinese Yuan Renminbi Offshore
EUR Euro
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesia Rupiah
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
THB Thai Baht
ZAR South African Rand
Credit Default Swaps - Centrally Cleared
SOLD
Reference
Entity
Terms of
Payments to
be Paid
Terms of
Payments to
be Received Counterparty
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
(000) *
Value
(000)
Premiums
Paid
(Received)
(000)
Unrealized
Appreciation
(Depreciation)
(000)
CDX-NAIGS42V1-5Y
Credit event
as specified in
contract 1.000%
Citigroup Global Markets,
Inc Quarterly 06/20/29 $450,000 $(9,347) $(9,304) $(43)
CDX-NAHYS42V1-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 06/20/29 150,000 (9,593) (9,892) 299
Total $(18,940) $(19,196) $256
*   The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

CREF Inflation-Linked Bond Account June 30, 2024
Portfolio of Investments

(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
LONG-TERM INVESTMENTS - 99.8%
BANK LOAN OBLIGATIONS - 0.3%
CAPITAL GOODS - 0.1%
$ 2,437,343 (a) Core & Main LP TSFR3M + 2.000% 7.339% 07/27/28 $ 2,445
1,950,000 (a) Fluidra Finco SL TSFR1M + 1.930% 7.369 01/29/29 1,950
2,620,227 (a) Rexnord LLC TSFR1M + 2.000% 7.458 10/04/28 2,640
TOTAL CAPITAL GOODS 7,035
CONSUMER DURABLES & APPAREL - 0.0%
931,600 (a) Crocs, Inc TSFR3M + 2.250% 7.585 02/20/29 939
TOTAL CONSUMER DURABLES & APPAREL 939
CONSUMER SERVICES - 0.1%
2,939,198 (a) 1011778 BC ULC TSFR1M + 0.018% 7.578 09/20/30 2,936
2,437,750 (a) Flutter Financing BV TSFR3M + 2.250% 7.585 11/25/30 2,442
TOTAL CONSUMER SERVICES 5,378
FINANCIAL SERVICES - 0.0%
1,518,774 (a) Trans Union LLC TSFR1M + 2.000% 7.344 12/01/28 1,521
TOTAL FINANCIAL SERVICES 1,521
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
2,872,183 (a) Select Medical Corp TSFR1M + 3.500% 8.344 03/06/27 2,877
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,877
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
1,381,692 (a) Avantor Funding, Inc TSFR1M + 2.000% 7.444 11/08/27 1,390
2,188,536 (a) Jazz Financing Lux Sarl TSFR1M + 3.000% 8.458 05/05/28 2,192
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3,582
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
1 (a) MKS Instruments, Inc TSFR1M + 0.053% 7.828 08/17/29 0^
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0^
SOFTWARE & SERVICES - 0.0%
1,720,400 (a) Gen Digital, Inc TSFR1M + 1.750% 7.094 09/12/29 1,716
TOTAL SOFTWARE & SERVICES 1,716
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
319,357 (a) Coherent Corp TSFR1M + 2.500% 7.844 07/02/29 320
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 320
TOTAL BANK LOAN OBLIGATIONS 23,368
(Cost $23,206)
CORPORATE BONDS - 2.5%
AUTOMOBILES & COMPONENTS - 0.1%
3,000,000 Ford Motor Credit Co LLC
7.350 03/06/30 3,175
4,000,000 (b),(c) Ford Otomotiv Sanayi AS.
7.125 04/25/29 4,036
TOTAL AUTOMOBILES & COMPONENTS 7,211
BANKS - 0.1%
1,625,000 (c) Banco de Chile
2.990 12/09/31 1,395
3,000,000 Bank of America Corp
2.572 10/20/32 2,486

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,000,000 JPMorgan Chase & Co
5.766% 04/22/35 $ 3,078
TOTAL BANKS 6,959
CAPITAL GOODS - 0.1%
1,150,000 (c) Embraer Netherlands Finance BV
7.000 07/28/30 1,200
3,250,000 L3Harris Technologies, Inc
5.400 07/31/33 3,240
1,275,000 (c) Sociedad Quimica y Minera de Chile S.A.
6.500 11/07/33 1,332
TOTAL CAPITAL GOODS 5,772
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
5,000,000 (c) Prime Security Services Borrower LLC
5.750 04/15/26 4,962
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 4,962
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
3,600,000 (c) Prosus NV
3.257 01/19/27 3,369
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,369
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.0%
3,505,000 (c) Albertsons Cos, Inc
6.500 02/15/28 3,522
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,522
ENERGY - 0.8%
2,275,000 Ecopetrol S.A.
4.625 11/02/31 1,862
5,000,000 (c) EIG Pearl Holdings Sarl
3.545 08/31/36 4,295
1,025,000 (c) Empresa Nacional del Petroleo
6.150 05/10/33 1,025
3,000,000 Energy Transfer LP
6.400 12/01/30 3,155
680,000 (c) EQM Midstream Partners LP
7.500 06/01/27 694
6,000,000 (c) EQM Midstream Partners LP
6.500 07/01/27 6,064
2,500,000 Genesis Energy LP
8.000 01/15/27 2,556
5,000,000 (c) Hilcorp Energy I LP
6.000 04/15/30 4,830
2,000,000 (c) Hilcorp Energy I LP
6.250 04/15/32 1,923
5,000,000 (c) Kinetik Holdings LP
5.875 06/15/30 4,927
5,000,000 Occidental Petroleum Corp
3.500 08/15/29 4,544
10,000,000 Occidental Petroleum Corp
8.875 07/15/30 11,516
3,150,000 (c) Parkland Corp
4.625 05/01/30 2,873
1,000,000 Petroleos Mexicanos
5.350 02/12/28 899
2,375,000 Petroleos Mexicanos
6.700 02/16/32 1,989
1,315,789 Reliance Industries Ltd
2.444 01/15/26 1,282
TOTAL ENERGY 54,434
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0%
3,000,000 Extra Space Storage LP
5.700 04/01/28 3,034
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 3,034
FINANCIAL SERVICES - 0.1%
3,000,000 AerCap Ireland Capital DAC
3.000 10/29/28 2,726
1,700,000 (c) Indian Railway Finance Corp Ltd
3.570 01/21/32 1,514
3,000,000 Morgan Stanley
2.511 10/20/32 2,480
TOTAL FINANCIAL SERVICES 6,720
FOOD, BEVERAGE & TOBACCO - 0.1%
4,200,000 (c) Bimbo Bakeries USA, Inc
6.400 01/15/34 4,440
TOTAL FOOD, BEVERAGE & TOBACCO 4,440
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
12,810,000 Montefiore Medical Center
2.895 04/20/32 10,788
TOTAL HEALTH CARE EQUIPMENT & SERVICES 10,788
MATERIALS - 0.3%
1,400,000 (c) Alpek SAB de C.V.
3.250 02/25/31 1,181
600,000 (c) Antofagasta plc
5.625 05/13/32 601
1,575,000 (c) Antofagasta plc
6.250 05/02/34 1,631

CREF Inflation-Linked Bond Account June 30, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 4,700,000 (b),(c) Corp Nacional del Cobre de Chile
5.125% 02/02/33 $ 4,475
2,950,000 (c) Freeport Indonesia PT
5.315 04/14/32 2,861
650,000 (c) Nexa Resources S.A.
6.750 04/09/34 660
2,500,000 (c) OCP S.A.
6.750 05/01/34 2,565
2,800,000 (c) POSCO
4.375 08/04/25 2,762
1,000,000 (c) Sasol Financing USA LLC
8.750 05/03/29 1,015
5,000,000 (c) SunCoke Energy, Inc
4.875 06/30/29 4,530
TOTAL MATERIALS 22,281
MEDIA & ENTERTAINMENT - 0.1%
5,000,000 (c) CCO Holdings LLC
5.125 05/01/27 4,801
3,000,000 (b) Charter Communications Operating LLC
4.400 04/01/33 2,644
TOTAL MEDIA & ENTERTAINMENT 7,445
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
4,680,000 Teva Pharmaceutical Finance Netherlands III BV
7.875 09/15/29 5,027
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5,027
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
1,715,000 (c) SK Hynix, Inc
6.500 01/17/33 1,806
1,575,000 TSMC Arizona Corp
1.750 10/25/26 1,458
2,000,000 TSMC Arizona Corp
4.250 04/22/32 1,931
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5,195
TELECOMMUNICATION SERVICES - 0.1%
2,900,000 AT&T, Inc
2.250 02/01/32 2,352
3,000,000 (c) Telefonica Moviles Chile S.A.
3.537 11/18/31 2,295
3,000,000 T-Mobile USA, Inc
5.050 07/15/33 2,935
3,100,000 Verizon Communications, Inc
2.355 03/15/32 2,534
TOTAL TELECOMMUNICATION SERVICES 10,116
TRANSPORTATION - 0.1%
2,000,000 (c) Grupo Aeromexico SAB de C.V.
8.500 03/17/27 2,002
2,260,000 (c) Misc Capital Two Labuan Ltd
3.750 04/06/27 2,160
3,900,000 (c) Transnet SOC Ltd
8.250 02/06/28 3,878
TOTAL TRANSPORTATION 8,040
UTILITIES - 0.1%
2,500,000 (c) Ferrellgas LP
5.875 04/01/29 2,300
3,000,000 Florida Power & Light Co
4.800 05/15/33 2,917
1,450,000 (c) Israel Electric Corp Ltd
3.750 02/22/32 1,191
TOTAL UTILITIES 6,408
TOTAL CORPORATE BONDS 175,723
(Cost $182,739)
GOVERNMENT BONDS - 92.9%
AGENCY SECURITIES - 0.1%
9,000,000 Federal National Mortgage Association (FNMA)
1.625 08/24/35 6,473
TOTAL AGENCY SECURITIES 6,473
FOREIGN GOVERNMENT BONDS - 0.1%
6,250,000 (c) Central American Bank for Economic Integration
5.000 02/09/26 6,211
300,000 (c) Magyar Export-Import Bank Zrt
6.125 12/04/27 301
TOTAL FOREIGN GOVERNMENT BONDS 6,512
MORTGAGE BACKED - 2.3%
360,000 (a),(c) Connecticut Avenue Securities Trust
SOFR30A + 3.100% 8.435 03/25/42 375
6,235,000 (a),(c) Connecticut Avenue Securities Trust
SOFR30A + 3.350% 8.685 01/25/43 6,597
4,365,000 (a),(c) Connecticut Avenue Securities Trust
SOFR30A + 3.550% 8.885 05/25/43 4,703
6,324,200 (a),(c) Connecticut Avenue Securities Trust
SOFR30A + 3.900% 9.188 07/25/43 6,724

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 4,510,000 (a),(c) Connecticut Avenue Securities Trust
SOFR30A + 3.550% 8.885% 10/25/43 $ 4,723
15,606,026 Government National Mortgage Association (GNMA)
3.600 09/15/31 14,992
7,889,422 GNMA
3.650 02/15/32 7,554
1,908,643 GNMA
3.380 07/15/35 1,822
2,545,048 GNMA
3.870 10/15/36 2,412
32,680,887 GNMA
1.730 07/15/37 27,241
21,789,235 GNMA
1.650 07/15/42 17,401
24,182,044 GNMA
2.750 01/15/45 21,077
4,970,956 GNMA
4.930 10/15/45 4,944
918,017 (a),(c) Structured Agency Credit Risk Debt Note (STACR)
SOFR30A + 2.900% 8.235 04/25/42 955
20,000,000 (a),(c) STACR
SOFR30A + 3.350% 8.685 05/25/42 21,023
4,355,000 (a),(c) STACR
SOFR30A + 4.500% 9.835 06/25/42 4,730
2,815,000 (a),(c) STACR
SOFR30A + 3.700% 9.035 09/25/42 3,001
10,605,000 (a),(c) STACR
SOFR30A + 3.250% 8.585 04/25/43 11,248
1,116,636 (c) Verus Securitization Trust
4.000 11/25/59 1,085
TOTAL MORTGAGE BACKED 162,607
U.S. TREASURY SECURITIES - 90.4%
68,191,200 (d) United States Treasury Inflation Indexed Bonds
2.375 01/15/25 67,577
184,486,960 (d) United States Treasury Inflation Indexed Bonds
0.125 04/15/25 179,459
84,609,280 (d) United States Treasury Inflation Indexed Bonds
0.375 07/15/25 82,484
234,402,440 (d) United States Treasury Inflation Indexed Bonds
0.125 10/15/25 226,659
229,611,645 (d) United States Treasury Inflation Indexed Bonds
0.625 01/15/26 222,130
88,968,717 (d) United States Treasury Inflation Indexed Bonds
2.000 01/15/26 87,870
208,725,570 (d) United States Treasury Inflation Indexed Bonds
0.125 04/15/26 199,388
183,107,400 (d) United States Treasury Inflation Indexed Bonds
0.125 07/15/26 175,035
320,399,587 (d) United States Treasury Inflation Indexed Bonds
0.125 10/15/26 304,956
244,644,725 (d) United States Treasury Inflation Indexed Bonds
0.375 01/15/27 232,537
128,969,616 (d) United States Treasury Inflation Indexed Bonds
2.375 01/15/27 128,888
138,350,856 (d) United States Treasury Inflation Indexed Bonds
0.125 04/15/27 130,170
173,659,510 (d) United States Treasury Inflation Indexed Bonds
0.375 07/15/27 164,794
154,516,180 (d) United States Treasury Inflation Indexed Bonds
1.625 10/15/27 151,995
244,663,650 (d) United States Treasury Inflation Indexed Bonds
0.500 01/15/28 230,537
257,993,152 (d) United States Treasury Inflation Indexed Bonds
1.750 01/15/28 253,864
197,229,240 (d) United States Treasury Inflation Indexed Bonds
1.250 04/15/28 190,483
137,670,599 (d) United States Treasury Inflation Indexed Bonds
3.625 04/15/28 144,670
132,513,595 (d) United States Treasury Inflation Indexed Bonds
0.750 07/15/28 125,919
57,932,930 (d) United States Treasury Inflation Indexed Bonds
2.375 10/15/28 58,689
299,225,600 (d) United States Treasury Inflation Indexed Bonds
0.875 01/15/29 283,463
137,113,719 (d) United States Treasury Inflation Indexed Bonds
2.500 01/15/29 139,511
133,995,276 (d) United States Treasury Inflation Indexed Bonds
2.125 04/15/29 134,150
42,126,955 (d) United States Treasury Inflation Indexed Bonds
3.875 04/15/29 45,500
238,997,850 (d) United States Treasury Inflation Indexed Bonds
0.250 07/15/29 219,454
276,362,604 (d) United States Treasury Inflation Indexed Bonds
0.125 01/15/30 248,720
149,789,325 (d) United States Treasury Inflation Indexed Bonds
0.125 07/15/30 134,020
191,488,470 (d) United States Treasury Inflation Indexed Bonds
0.125 01/15/31 169,018
275,421,086 (d) United States Treasury Inflation Indexed Bonds
0.125 07/15/31 241,843
122,351,501 (d) United States Treasury Inflation Indexed Bonds
0.125 01/15/32 105,919
73,475,584 (d) United States Treasury Inflation Indexed Bonds
3.375 04/15/32 80,209
238,948,979 (d) United States Treasury Inflation Indexed Bonds
0.625 07/15/32 214,247
441,804,792 (d) United States Treasury Inflation Indexed Bonds
1.125 01/15/33 408,743
255,744,893 (d) United States Treasury Inflation Indexed Bonds
1.375 07/15/33 241,480
286,745,925 (d) United States Treasury Inflation Indexed Bonds
1.750 01/15/34 278,213
TOTAL U.S. TREASURY SECURITIES 6,302,594
TOTAL GOVERNMENT BONDS 6,478,186
(Cost $6,835,978)
STRUCTURED ASSETS - 3.9%
ASSET BACKED - 1.0%

CREF Inflation-Linked Bond Account June 30, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,019,131 CarMax Auto Owner Trust
5.230% 01/15/26 $ 2,018
Series - 2023 1 (Class A2A)
2,925,000 (c) DB Master Finance LLC
2.045 11/20/51 2,686
Series - 2021 1A (Class A2I)
5,752,500 (c) DB Master Finance LLC
2.493 11/20/51 5,052
Series - 2021 1A (Class A2II)
4,290,000 (c) DB Master Finance LLC
2.791 11/20/51 3,549
Series - 2021 1A (Class A23)
18,000,000 (c) Ford Credit Auto Owner Trust
4.870 08/15/36 17,851
Series - 2024 1 (Class A)
3,000,000 (c),(e) Industrial DPR Funding Ltd
5.380 04/15/34 2,566
Series - 2022 1A (Class 1)
3,280,805 (c) MVW LLC
1.830 05/20/39 3,032
Series - 2021 2A (Class B)
4,137,222 (c) Sunnova Helios VIII Issuer LLC
2.790 02/22/49 3,549
Series - 2022 A (Class A)
25,000,000 (c) Verizon Master Trust Series
5.832 06/21/32 24,945
Series - 2024 5 (Class A)
TOTAL ASSET BACKED 65,248
OTHER MORTGAGE BACKED - 2.9%
7,500,000 (a),(c) BAMLL Commercial Mortgage Securities Trust
TSFR1M + 2.150% 7.479 01/15/39 7,390
Series - 2022 DKLX (Class C)
2,500,000 (a),(c) BAMLL Commercial Mortgage Securities Trust
TSFR1M + 3.000% 8.329 01/15/39 2,464
Series - 2022 DKLX (Class D)
2,014,165 (a),(c) Barclays Commercial Mortgage Trust
TSFR1M + 1.672% 7.001 10/15/37 2,003
Series - 2018 BXH (Class C)
2,000,000 (a) Benchmark Mortgage Trust
4.425 02/15/51 1,666
Series - 2018 B2 (Class C)
19,885,406 (a),(c) BX Commercial Mortgage Trust
TSFR1M + 1.312% 6.641 10/15/38 19,511
Series - 2021 XL2 (Class C)
6,000,000 (a),(c) BX Commercial Mortgage Trust
TSFR1M + 1.385% 6.714 12/15/38 5,928
Series - 2021 CIP (Class B)
2,000,000 (a),(c) BX Commercial Mortgage Trust
TSFR1M + 1.840% 7.169 01/17/39 1,972
Series - 2022 AHP (Class B)
14,384,738 (a),(c) BX Commercial Mortgage Trust
TSFR1M + 1.392% 6.720 03/15/41 14,326
Series - 2024 XL5 (Class A)
5,650,000 (a),(c) Citigroup Commercial Mortgage Trust
TSFR1M + 2.014% 7.343 10/15/38 5,580
Series - 2021 PRM2 (Class D)
7,500,000 (a),(c) Citigroup Commercial Mortgage Trust
TSFR1M + 2.514% 7.843 10/15/38 7,424
Series - 2021 PRM2 (Class E)
7,144,000 (a) Citigroup Commercial Mortgage Trust
4.175 07/10/47 7,120
Series - 2014 GC23 (Class B)
929,645 (c) COMM Mortgage Trust
3.397 03/10/46 877
Series - 2013 CR6 (Class B)
2,922,150 (a) COMM Mortgage Trust
4.585 02/10/47 2,784
Series - 2014 CR14 (Class B)
6,821,700 COMM Mortgage Trust
4.377 05/10/47 6,436
Series - 2014 CR17 (Class B)
1,000,000 (a) COMM Mortgage Trust
4.691 10/10/47 971
Series - 2014 LC17 (Class C)
2,500,000 (a) COMM Mortgage Trust
4.613 10/10/48 2,371
Series - 2015 CR26 (Class B)
150,000 (a),(c) Connecticut Avenue Securities Trust
SOFR30A + 3.850% 9.185 05/25/42 159
Series - 2022 R06 (Class 1M2)
4,000,000 (a),(c) Connecticut Avenue Securities Trust
TSFR1M + 3.600% 8.935 07/25/42 4,243
Series - 2022 R08 (Class 1M2)
4,500,000 (a),(c) Connecticut Avenue Securities Trust
SOFR30A + 4.750% 10.085 09/25/42 4,916
Series - 2022 R09 (Class 2M2)
10,855,000 (a),(c) Connecticut Avenue Securities Trust
SOFR30A + 3.750% 9.085 12/25/42 11,647
Series - 2023 R01 (Class 1M2)

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,993,024 (a),(c) ELP Commercial Mortgage Trust
TSFR1M + 1.434% 6.763% 11/15/38 $ 5,917
Series - 2021 ELP (Class C)
1,997,675 (a),(c) ELP Commercial Mortgage Trust
TSFR1M + 2.233% 7.562 11/15/38 1,967
Series - 2021 ELP (Class E)
11,000,000 (c) GM Financial Revolving Receivables Trust
4.980 12/11/36 10,956
Series - 2024 1 (Class A)
5,000,000 (a),(c) GS Mortgage Securities Corp II
TSFR1M + 3.464% 8.793 11/15/36 4,931
Series - 2021 ARDN (Class E)
3,000,000 (a),(c) GS Mortgage Securities Corp Trust
TSFR1M + 2.864% 8.193 11/15/36 2,962
Series - 2021 ARDN (Class D)
2,000,000 (c) JP Morgan Chase Commercial Mortgage Securities Trust
3.620 01/16/37 1,055
Series - 2020 NNN (Class DFX)
2,200,000 (a) JPMBB Commercial Mortgage Securities Trust
4.602 09/15/47 2,174
Series - 2014 C23 (Class B)
5,000,000 (a),(c) MARQ Trust
TSFR1M + 1.591% 6.910 06/15/39 4,966
Series - 2024 HOU (Class A)
5,000,000 (a) Morgan Stanley Bank of America Merrill Lynch Trust
4.000 12/15/47 4,857
Series - 2014 C19 (Class B)
3,986,816 (a),(c) Morgan Stanley Capital I Inc
TSFR1M + 1.491% 6.820 11/09/24 3,927
Series - 2021 ILP (Class C)
2,500,000 (c) MRCD Mortgage Trust
2.718 12/15/36 1,713
Series - 2019 PARK (Class D)
2,500,000 (c) MRCD Mortgage Trust
2.718 12/15/36 1,588
Series - 2019 PARK (Class E)
10,023,000 (a),(c) MTN Commercial Mortgage Trust
TSFR1M + 1.397% 6.727 03/15/39 9,912
Series - 2022 LPFL (Class A)
6,555,000 (a),(c) MTN Commercial Mortgage Trust
TSFR1M + 2.943% 7.773 03/15/39 6,462
Series - 2022 LPFL (Class D)
2,500,000 (a),(c) Natixis Commercial Mortgage Securities Trust
TSFR1M + 2.279% 7.608 07/15/36 2,078
Series - 2019 MILE (Class C)
6,542,902 (c) Oak Street Investment Grade Net Lease Fund Series
2.380 11/20/51 5,979
Series - 2021 2A (Class A1)
7,421,798 (a),(c) SMR Mortgage Trust
TSFR1M + 2.400% 7.729 02/15/39 7,224
Series - 2022 IND (Class B)
2,000,000 (a),(c) SREIT Trust
TSFR1M + 1.286% 6.615 11/15/36 1,972
Series - 2021 MFP2 (Class B)
7,165,000 UBS Commercial Mortgage Trust
4.036 06/15/50 6,425
Series - 2017 C1 (Class B)
7,091,080 (a),(c) Verus Securitization Trust
2.240 10/25/66 5,967
Series - 2021 7 (Class A3)
1,951,000 (a) WFRBS Commercial Mortgage Trust
4.140 03/15/45 1,772
Series - 2013 C11 (Class C)
TOTAL OTHER MORTGAGE BACKED 204,592
TOTAL STRUCTURED ASSETS 269,840
(Cost $278,256)
SHARES
REFERENCERATE & SPREAD
COMMON STOCKS - 0.2%
FINANCIAL SERVICES - 0.2%
475,737 Invesco Senior Loan ETF 10,009
TOTAL FINANCIAL SERVICES 10,009
TOTAL COMMON STOCKS 10,009
(Cost $10,002)
TOTAL LONG-TERM INVESTMENTS 6,957,126
(Cost $7,330,181)

CREF Inflation-Linked Bond Account June 30, 2024

Portfolio of Investments
(continued)
Cost amounts are in thousands.
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE
VALUE
(000)
SHORT-TERM INVESTMENTS - 0.0%
REPURCHASE AGREEMENT - 0.0%
$ 1,567,000 (f) Fixed Income Clearing Corporation 5.320% 07/01/24 $ 1,567
TOTAL REPURCHASE AGREEMENT 1,567
TOTAL SHORT-TERM INVESTMENTS 1,567
(Cost $1,567)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
4,227,821 (g) State Street Navigator Securities Lending Government Money Market Portfolio 5.330 (h) 4,228
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 4,228
(Cost $4,228)
TOTAL INVESTMENTS - 99.9% 6,962,921
(Cost $7,335,976)
OTHER ASSETS & LIABILITIES, NET - 0.1% 10,093
NET ASSETS - 100.0% $6,973,014
ETF Exchange Traded Fund
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
^
Amount represents less than $1,000.
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,088,250.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $398,037,222 or 5.7% of Total Investments.
(d)
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(e)
For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Agreement with Fixed Income Clearing Corporation, 5.320% dated 6/28/24 to be repurchased at $1,567,695 on 7/1/24, collateralized by Government Agency Securities, with coupon rate 0.625% and maturity date 7/31/26, valued at $1,598,398.
(g)
Investments made with cash collateral received from securities on loan.
(h)
The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
U.S. Treasury 10-Year Note 2,094 09/19/24  $ 228,315 $ 230,307 $ 1,992
U.S. Treasury 2-Year Note 350 09/30/24 71,290 71,476 186
U.S. Treasury 5-Year Note 1,430 09/30/24 151,382 152,407 1,025
Total 3,874   $ 450,987  $ 454,190  $ 3,203

Portfolio of Investments
CREF Social Choice Account June 30, 2024

(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
LONG-TERM INVESTMENTS - 99.0%
BANK LOAN OBLIGATIONS - 0.1%
CAPITAL GOODS - 0.0%
$ 450,366 (a),(b) KDC Agribusiness Fairless Hills LLC 12.000% 09/17/24 $ 58
TOTAL CAPITAL GOODS 58
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
15,520,000 (c) LTR Intermediate Holdings, Inc TSFR1M + 4.500% 9.958 05/05/28 15,297
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 15,297
UTILITIES - 0.1%
15,268,613 (c) TerraForm Power Operating LLC TSFR3M + 2.500% 7.935 05/21/29 15,338
4,688,250 (c) Vistra Operations Co LLC TSFR1M + 2.750% 8.094 04/30/31 4,715
TOTAL UTILITIES 20,053
TOTAL BANK LOAN OBLIGATIONS 35,408
(Cost $35,644)
CORPORATE BONDS - 10.7%
AUTOMOBILES & COMPONENTS - 0.1%
6,760,000 Ford Motor Co
3.250 02/12/32 5,587
10,727,000 Toyota Motor Credit Corp
2.150 02/13/30 9,264
2,260,000 (d) ZF North America Capital, Inc
6.875 04/14/28 2,304
4,980,000 (d) ZF North America Capital, Inc
7.125 04/14/30 5,156
TOTAL AUTOMOBILES & COMPONENTS 22,311
BANKS - 1.5%
6,925,000 (d) Banco Nacional de Comercio Exterior SNC
2.720 08/11/31 6,149
11,181,000 Bank of America Corp
0.981 09/25/25 11,056
10,000,000 Bank of Montreal
3.803 12/15/32 9,396
8,875,000 Bank of Montreal
7.700 05/26/84 9,065
6,325,000 Barclays plc
6.692 09/13/34 6,705
1,775,000 Barclays plc
6.036 03/12/55 1,799
11,375,000 (d) BNP Paribas S.A.
5.894 12/05/34 11,651
2,500,000 (d),(e) BNP Paribas S.A.
8.500 N/A(f) 2,560
13,275,000 (d) BPCE S.A.
2.045 10/19/27 12,187
5,350,000 (d) BPCE S.A.
5.936 05/30/35 5,329
3,530,000 Citigroup, Inc
6.048 10/30/24 3,533
17,581,000 Citigroup, Inc
1.281 11/03/25 17,306
4,841,000 Citigroup, Inc
2.014 01/25/26 4,737
3,250,000 (c) Citigroup, Inc
SOFR + 0.694% 5.330 01/25/26 3,253
2,625,000 (e) Citigroup, Inc
7.625 N/A(f) 2,733
2,150,000 (d),(e) Cooperatieve Rabobank UA
1.004 09/24/26 2,033
797,000 (d) Cooperatieve Rabobank UA
1.106 02/24/27 740
18,000,000 (d) Credit Agricole S.A.
5.335 01/10/30 17,808
9,500,000 (d) Credit Agricole S.A.
6.251 01/10/35 9,557
7,500,000 Deutsche Bank AG.
6.819 11/20/29 7,800
4,950,000 (d) Federation des Caisses Desjardins du Quebec
5.147 11/27/28 5,013
9,125,000 (d) Federation des Caisses Desjardins du Quebec
5.250 04/26/29 9,103
9,925,000 HSBC Holdings plc
6.161 03/09/29 10,152
5,500,000 (d) ING Groep NV
1.400 07/01/26 5,268
3,850,000 ING Groep NV
6.114 09/11/34 3,969
9,750,000 (d) Intesa Sanpaolo S.p.A
3.250 09/23/24 9,688
3,650,000 (d) Intesa Sanpaolo S.p.A
6.625 06/20/33 3,763
13,800,000 (d) Intesa Sanpaolo S.p.A
7.200 11/28/33 14,754

CREF Social Choice Account June 30, 2024

Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 15,000,000 (d) Intesa Sanpaolo S.p.A
7.800% 11/28/53 $ 16,491
12,575,000 JPMorgan Chase & Co
5.571 04/22/28 12,677
4,500,000 JPMorgan Chase & Co
5.766 04/22/35 4,617
5,990,000 JPMorgan Chase & Co
3.650 N/A(f) 5,666
12,475,000 (e) JPMorgan Chase & Co
6.875 N/A(f) 12,885
7,750,000 Morgan Stanley Bank NA
5.504 05/26/28 7,803
3,700,000 NatWest Group plc
8.125 N/A(f) 3,738
3,375,000 (d) Royal Bank of Canada
1.050 09/14/26 3,096
10,750,000 (d) Royal Bank of Canada
4.851 12/14/26 10,710
7,550,000 (d) Shinhan Financial Group Co Ltd
5.000 07/24/28 7,477
8,850,000 (d) Societe Generale S.A.
7.132 01/19/55 8,471
10,450,000 Wells Fargo & Co
4.540 08/15/26 10,321
TOTAL BANKS 311,059
CAPITAL GOODS - 0.2%
10,625,000 Air Lease Corp
5.100 03/01/29 10,513
4,390,000 Conservation Fund
3.474 12/15/29 3,968
8,725,000 Cummins, Inc
5.450 02/20/54 8,558
1,720,000 Nature Conservancy
2.668 03/01/26 1,638
3,000,000 Nature Conservancy
3.001 03/01/29 2,718
6,376,000 (d) Sociedad de Transmision Austral S.A.
4.000 01/27/32 5,700
TOTAL CAPITAL GOODS 33,095
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
5,575,000 (d),(e) Ambipar Lux Sarl
9.875 02/06/31 5,406
9,500,000 Automatic Data Processing, Inc
1.700 05/15/28 8,486
10,000,000 Automatic Data Processing, Inc
1.250 09/01/30 8,095
15,810,000 Rockefeller Foundation
2.492 10/01/50 9,782
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 31,769
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
5,175,000 Home Depot, Inc
4.850 06/25/31 5,134
5,525,000 Lowe's Cos, Inc
2.800 09/15/41 3,792
5,300,000 Lowe's Cos, Inc
5.750 07/01/53 5,220
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 14,146
CONSUMER SERVICES - 0.3%
8,450,000 Choice Hotels International, Inc
0.000 08/01/34 8,328
5,915,000 Enterprise Community Loan Fund, Inc
4.152 11/01/28 5,659
2,250,000 Mary Free Bed Rehabilitation Hospital
3.786 04/01/51 1,615
7,725,000 Massachusetts Higher Education Assistance Corp
2.673 07/01/31 6,334
10,000,000 Mather Foundation
2.675 10/01/31 8,395
2,200,000 Salvation Army
5.637 09/01/26 2,209
20,000,000 Salvation Army
4.528 09/01/48 17,993
8,400,000 (e) Starbucks Corp
2.450 06/15/26 7,976
5,000,000 Starbucks Corp
4.450 08/15/49 4,115
11,065,000 YMCA of Greater New York
5.151 08/01/48 8,871
TOTAL CONSUMER SERVICES 71,495
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2%
2,000,000 (d) Alimentation Couche-Tard, Inc
3.625 05/13/51 1,436
10,625,000 SYSCO Corp
5.750 01/17/29 10,878
13,598,000 SYSCO Corp
2.400 02/15/30 11,781
18,954,000 Walmart, Inc
1.800 09/22/31 15,617
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 39,712
ENERGY - 0.9%
11,125,000 BP Capital Markets America, Inc
4.699 04/10/29 10,964
9,265,000 BP Capital Markets America, Inc
4.812 02/13/33 8,982
6,050,000 BP Capital Markets America, Inc
4.893 09/11/33 5,883
9,875,000 BP Capital Markets America, Inc
2.772 11/10/50 6,069
6,925,000 BP Capital Markets plc
6.450 N/A(f) 7,114

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 8,000,000 Cheniere Energy Partners LP
4.000% 03/01/31 $ 7,275
4,850,000 Cheniere Energy Partners LP
5.950 06/30/33 4,918
8,350,000 ConocoPhillips Co
5.050 09/15/33 8,276
8,875,000 ConocoPhillips Co
5.300 05/15/53 8,424
4,515,000 ConocoPhillips Co
5.550 03/15/54 4,443
10,000,000 Enbridge, Inc
5.625 04/05/34 9,984
6,700,000 Enbridge, Inc
5.950 04/05/54 6,647
8,125,000 Equinor ASA
2.375 05/22/30 7,094
5,932,000 Equinor ASA
3.950 05/15/43 4,875
12,450,000 Equinor ASA
3.250 11/18/49 8,710
5,825,000 Marathon Oil Corp
5.300 04/01/29 5,849
6,850,000 MPLX LP
5.500 06/01/34 6,746
10,070,000 (d) New York State Electric & Gas Corp
5.650 08/15/28 10,228
6,800,000 Pioneer Natural Resources Co
5.100 03/29/26 6,785
2,975,000 (d) Raizen Fuels Finance S.A.
6.450 03/05/34 3,022
11,400,000 TotalEnergies Capital International S.A.
2.986 06/29/41 8,309
11,316,000 TotalEnergies Capital International S.A.
3.127 05/29/50 7,630
5,025,000 TotalEnergies Capital S.A.
5.150 04/05/34 5,027
4,350,000 TotalEnergies Capital S.A.
5.488 04/05/54 4,290
10,550,000 TotalEnergies Capital S.A.
5.638 04/05/64 10,446
9,483,000 Williams Cos, Inc
5.400 03/02/26 9,474
10,000,000 Williams Cos, Inc
5.300 08/15/28 10,031
TOTAL ENERGY 197,495
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0%
1,500,000 ERP Operating LP
4.150 12/01/28 1,448
7,118,000 SITE Centers Corp
3.625 02/01/25 7,023
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 8,471
FINANCIAL SERVICES - 1.5%
5,000,000 BB Blue Financing DAC
4.395 09/20/29 4,898
10,839,600 BB Blue Financing DAC
4.395 09/20/37 10,610
11,645,000 Community Preservation Corp
2.867 02/01/30 10,145
304,534 Durrah MSN 35603
1.684 01/22/25 301
3,450,000 (d) Equitable Financial Life Global Funding
1.300 07/12/26 3,172
10,400,000 Ford Foundation
2.815 06/01/70 6,044
1,610,000 (e) Goldman Sachs Group, Inc
0.855 02/12/26 1,561
3,416,000 (e) Goldman Sachs Group, Inc
5.500 N/A(f) 3,394
14,242,000 (d) GPS Blue Financing DAC
5.645 11/09/41 13,565
8,600,000 (d) Hannon Armstrong Sustainable Infrastructure Capital,
Inc 6.375 07/01/34 8,419
4,470,000 (d),(e) HAT Holdings I LLC
3.375 06/15/26 4,215
3,480,000 (d),(e) HAT Holdings I LLC
8.000 06/15/27 3,618
9,585,000 (d),(e) HAT Holdings I LLC
3.750 09/15/30 8,361
6,955,000 Kreditanstalt fuer Wiederaufbau
4.375 02/28/34 6,897
9,875,000 Low Income Investment Fund
3.711 07/01/29 9,000
7,725,000 Mastercard, Inc
1.900 03/15/31 6,455
14,438,000 National Rural Utilities Cooperative Finance Corp
4.150 12/15/32 13,304
1,925,000 NHP Foundation
5.850 12/01/28 1,968
4,850,000 NHP Foundation
6.000 12/01/33 5,009
16,475,000 Private Export Funding Corp (PEFCO)
1.400 07/15/28 14,462
13,500,000 Private Export Funding Corp (PEFCO)
4.300 12/15/28 13,361
9,900,000 Private Export Funding Corp (PEFCO)
4.600 02/15/34 9,777
10,250,000 Reinvestment Fund, Inc
3.366 11/01/24 10,115
2,570,000 Reinvestment Fund, Inc
3.513 11/01/25 2,448
15,240,000 Reinvestment Fund, Inc
3.880 02/15/27 14,037
7,435,000 Reinvestment Fund, Inc
3.930 02/15/28 6,834
4,430,000 (d) Starwood Property Trust, Inc
4.375 01/15/27 4,194
2,800,000 (d) Starwood Property Trust, Inc
7.250 04/01/29 2,830
7,472,572 Thirax  LLC
1.462 03/07/33 6,407
10,250,000 (d) UBS Group AG.
5.428 02/08/30 10,230
9,375,000 (d) UBS Group AG.
5.617 09/13/30 9,415
10,000,000 (d) UBS Group AG.
2.746 02/11/33 8,173

CREF Social Choice Account June 30, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 9,925,000 UBS Group AG.
6.301% 09/22/34 $ 10,321
6,150,000 (d) UBS Group AG.
5.699 02/08/35 6,144
4,050,000 (d) UBS Group AG.
9.250 N/A(f) 4,357
6,000,000 (d) UBS Group AG.
7.750 N/A(f) 6,120
3,375,000 (d) UBS Group AG.
9.250 N/A(f) 3,780
7,500,000 Visa, Inc
1.900 04/15/27 6,923
17,000,000 Visa, Inc
1.100 02/15/31 13,535
3,450,000 (d) WLB Asset II B Pte Ltd
3.950 12/10/24 3,287
5,500,000 (d) WLB Asset II C Pte Ltd
3.900 12/23/25 5,193
15,750,000 (d) WLB Asset II D Pte Ltd
6.500 12/21/26 14,798
9,750,000 (d) WLB Asset VI Pte Ltd
7.250 12/21/27 10,106
TOTAL FINANCIAL SERVICES 317,783
FOOD, BEVERAGE & TOBACCO - 0.2%
3,725,000 Campbell Soup Co
5.200 03/21/29 3,727
10,125,000 (d) Mars, Inc
4.650 04/20/31 9,866
10,000,000 (d) NBM US Holdings, Inc
6.625 08/06/29 9,883
6,600,000 (d) Nestle Holdings, Inc
4.950 03/14/30 6,633
10,000,000 PepsiCo, Inc
3.900 07/18/32 9,334
16,674,000 PepsiCo, Inc
2.875 10/15/49 11,068
TOTAL FOOD, BEVERAGE & TOBACCO 50,511
HEALTH CARE EQUIPMENT & SERVICES - 0.1%
6,688,000 Kaiser Foundation Hospitals
2.810 06/01/41 4,836
12,590,000 Montefiore Medical Center
2.895 04/20/32 10,603
TOTAL HEALTH CARE EQUIPMENT & SERVICES 15,439
HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
5,300,000 Procter & Gamble Co
3.000 03/25/30 4,877
12,975,000 Procter & Gamble Co
1.200 10/29/30 10,567
10,875,000 Procter & Gamble Co
4.550 01/29/34 10,672
11,075,000 Unilever Capital Corp
2.000 07/28/26 10,408
17,300,000 Unilever Capital Corp
4.875 09/08/28 17,311
5,523,000 Unilever Capital Corp
2.125 09/06/29 4,854
6,125,000 Unilever Capital Corp
1.375 09/14/30 4,991
8,475,000 Unilever Capital Corp
1.750 08/12/31 6,886
10,000,000 (e) Unilever Capital Corp
5.000 12/08/33 10,019
9,425,000 Unilever Capital Corp
2.625 08/12/51 5,999
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 86,584
INSURANCE - 0.2%
14,425,000 (d) Five Corners Funding Trust II
2.850 05/15/30 12,701
11,600,000 (d) Muenchener Rueckversicherungs-Gesellschaft AG. in
Muenchen 5.875 05/23/42 11,572
10,000,000 Principal Financial Group, Inc
2.125 06/15/30 8,354
2,152,000 Prudential Financial, Inc
3.700 10/01/50 1,872
11,448,000 (d) USAA Capital Corp
2.125 05/01/30 9,764
TOTAL INSURANCE 44,263
MATERIALS - 0.7%
10,500,000 Air Products and Chemicals, Inc
4.800 03/03/33 10,329
2,755,000 (d) Alcoa Nederland Holding BV
7.125 03/15/31 2,831
10,000,000 Amcor Group Finance plc
5.450 05/23/29 10,033
2,750,000 (d) Anglo American Capital plc
3.625 09/11/24 2,736
6,550,000 (d),(e) Celulosa Arauco y Constitucion S.A.
4.200 01/29/30 6,068
9,145,000 (d) Celulosa Arauco y Constitucion S.A.
5.150 01/29/50 7,638
7,250,000 (d) Cemex SAB de C.V.
9.125 N/A(f) 7,734
9,000,000 Dow Chemical Co
5.150 02/15/34 8,804
11,000,000 (d) FMG Resources August 2006 Pty Ltd
6.125 04/15/32 10,876
12,000,000 (d) Inversiones CMPC S.A.
4.375 04/04/27 11,618
2,150,000 (d) Inversiones CMPC S.A.
6.125 06/23/33 2,188
4,000,000 (d) Klabin Austria GmbH
7.000 04/03/49 4,057
4,000,000 (d) Klabin Finance S.A.
4.875 09/19/27 3,857

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 6,855,000 (d) LG Chem Ltd
4.375% 07/14/25 $ 6,770
3,250,000 (d) LG Chem Ltd
3.625 04/15/29 3,026
6,900,000 Nutrien Ltd
5.200 06/21/27 6,892
11,125,000 Nutrien Ltd
5.400 06/21/34 10,959
13,467,600 (d) Star Energy Geothermal Wayang Windu Ltd
6.750 04/24/33 13,549
7,500,000 Suzano International Finance BV
5.500 01/17/27 7,451
12,736,000 Teck Resources Ltd
3.900 07/15/30 11,816
TOTAL MATERIALS 149,232
MEDIA & ENTERTAINMENT - 0.1%
11,250,000 (e) Comcast Corp
4.650 02/15/33 10,861
TOTAL MEDIA & ENTERTAINMENT 10,861
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
13,250,000 Johnson & Johnson
4.900 06/01/31 13,380
8,315,000 Johnson & Johnson
2.250 09/01/50 4,942
3,884,000 Merck & Co, Inc
1.900 12/10/28 3,454
12,550,000 Merck & Co, Inc
2.150 12/10/31 10,433
8,800,000 Merck & Co, Inc
2.750 12/10/51 5,502
6,925,000 Pfizer Investment Enterprises Pte Ltd
4.650 05/19/25 6,876
6,475,000 Pfizer Investment Enterprises Pte Ltd
5.110 05/19/43 6,156
15,000,000 Pfizer Investment Enterprises Pte Ltd
5.300 05/19/53 14,468
4,497,000 Pfizer, Inc
2.625 04/01/30 3,989
5,400,000 Pfizer, Inc
1.750 08/18/31 4,385
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 73,585
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
8,550,000 National Community Renaissance of California
3.270 12/01/32 7,099
9,770,000 Preservation Of Affordable Housing, Inc
4.479 12/01/32 8,933
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 16,032
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
11,550,000 (e) Intel Corp
4.150 08/05/32 10,817
7,208,000 NXP BV
3.400 05/01/30 6,531
10,000,000 Texas Instruments, Inc
5.050 05/18/63 9,293
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 26,641
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
14,250,000 Apple, Inc
3.000 06/20/27 13,573
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 13,573
TELECOMMUNICATION SERVICES - 0.0%
9,548,000 Verizon Communications, Inc
2.550 03/21/31 8,112
TOTAL TELECOMMUNICATION SERVICES 8,112
TRANSPORTATION - 0.1%
5,083,450 (d) Air Canada Pass Through Trust
4.125 05/15/25 4,975
6,000,000 Norfolk Southern Corp
2.300 05/15/31 5,039
8,013,000 Vessel Management Services, Inc
5.125 04/16/35 8,064
TOTAL TRANSPORTATION 18,078
UTILITIES - 3.4%
3,750,000 AES Corp
1.375 01/15/26 3,514
7,954,000 AES Corp
5.450 06/01/28 7,936
6,725,000 Algonquin Power & Utilities Corp
5.365 06/15/26 6,692
12,325,000 Ameren Illinois Co
2.900 06/15/51 7,687
4,500,000 Atlantic City Electric Co
2.300 03/15/31 3,778
3,345,000 Avangrid, Inc
3.150 12/01/24 3,308
9,950,000 Avangrid, Inc
3.200 04/15/25 9,742
13,200,000 Avangrid, Inc
3.800 06/01/29 12,280
7,050,000 (d) Brooklyn Union Gas Co
4.632 08/05/27 6,831
10,000,000 (d) Brooklyn Union Gas Co
4.866 08/05/32 9,270

CREF Social Choice Account June 30, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 9,875,000 CenterPoint Energy Houston Electric LLC
2.350% 04/01/31 $ 8,314
3,550,000 CMS Energy Corp
4.750 06/01/50 3,251
3,100,000 CMS Energy Corp
3.750 12/01/50 2,592
11,300,000 (d) Colbun S.A.
3.150 01/19/32 9,514
17,500,000 Commonwealth Edison Co
2.750 09/01/51 10,436
5,600,000 Connecticut Light and Power Co
4.650 01/01/29 5,534
7,525,000 (d) Consorcio Transmantaro SA
4.700 04/16/34 7,077
6,200,000 Consumers Energy Co
4.600 05/30/29 6,100
14,804,160 (d) Continental Wind LLC
6.000 02/28/33 14,592
13,087,000 Dominion Energy, Inc
2.250 08/15/31 10,661
3,425,000 Dominion Energy, Inc
7.000 06/01/54 3,564
8,325,000 (e) Dominion Energy, Inc
4.350 N/A(f) 7,811
22,625,000 DTE Electric Co
1.900 04/01/28 20,274
3,998,000 DTE Electric Co
3.950 03/01/49 3,149
9,025,000 DTE Electric Co
3.250 04/01/51 6,091
2,000,000 DTE Electric Co
3.650 03/01/52 1,471
3,688,000 Duke Energy Carolinas LLC
2.850 03/15/32 3,160
2,332,000 Duke Energy Carolinas LLC
3.550 03/15/52 1,647
10,000,000 Duke Energy Florida LLC
2.500 12/01/29 8,820
5,625,000 Duke Energy Florida LLC
2.400 12/15/31 4,670
10,000,000 Duke Energy Florida LLC
3.000 12/15/51 6,283
4,000,000 Duke Energy Progress LLC
3.450 03/15/29 3,731
5,276,000 Duke Energy Progress LLC
4.000 04/01/52 4,007
20,250,000 (d) Electricite de France S.A.
3.625 10/13/25 19,740
4,800,000 (d) Engie S.A.
5.625 04/10/34 4,775
6,000,000 (d) Engie S.A.
5.875 04/10/54 5,779
6,375,000 Florida Power & Light Co
4.625 05/15/30 6,246
9,885,000 Georgia Power Co
3.250 04/01/26 9,554
7,288,875 (d) India Cleantech Energy
4.700 08/10/26 6,928
9,700,000 Interstate Power and Light Co
3.500 09/30/49 6,791
14,641,000 (d) Liberty Utilities Finance GP
2.050 09/15/30 11,975
7,511,000 MidAmerican Energy Co
3.650 04/15/29 7,102
5,725,000 MidAmerican Energy Co
5.350 01/15/34 5,804
1,000,000 MidAmerican Energy Co
3.950 08/01/47 779
1,925,000 MidAmerican Energy Co
5.850 09/15/54 1,971
12,350,000 National Fuel Gas Co
5.500 01/15/26 12,310
11,250,000 National Fuel Gas Co
2.950 03/01/31 9,439
11,610,000 (d),(e) New York State Electric & Gas Corp
2.150 10/01/31 9,304
12,500,000 NextEra Energy Capital Holdings, Inc
4.900 03/15/29 12,366
6,275,000 NextEra Energy Capital Holdings, Inc
6.750 06/15/54 6,311
3,829,000 (d),(e) NextEra Energy Operating Partners LP
7.250 01/15/29 3,927
14,417,000 (d) Niagara Mohawk Power Corp
1.960 06/27/30 11,988
9,750,000 (d) Niagara Mohawk Power Corp
4.119 11/28/42 7,724
6,736,000 Northern States Power Co
2.900 03/01/50 4,291
7,868,000 Northern States Power Co
3.200 04/01/52 5,238
8,125,000 Northern States Power Co
5.400 03/15/54 7,828
5,250,000 Northwest Natural Gas Co
3.078 12/01/51 3,145
21,737,000 Pacific Gas and Electric Co
6.700 04/01/53 22,619
10,534,000 PacifiCorp
2.900 06/15/52 6,207
7,113,000 Piedmont Natural Gas Co, Inc
3.350 06/01/50 4,668
2,100,000 PPL Electric Utilities Corp
4.850 02/15/34 2,043
5,000,000 Public Service Co of Colorado
3.200 03/01/50 3,287
16,100,000 Public Service Co of Colorado
5.750 05/15/54 15,897
7,279,000 Public Service Co of Oklahoma
2.200 08/15/31 5,882
1,651,000 Public Service Electric and Gas Co
3.100 03/15/32 1,439
4,875,000 Public Service Electric and Gas Co
4.650 03/15/33 4,699
6,134,000 Public Service Electric and Gas Co
3.200 08/01/49 4,225
6,550,000 Public Service Electric and Gas Co
5.125 03/15/53 6,210
4,850,000 (d) RWE Finance US LLC
5.875 04/16/34 4,855
10,000,000 (d) RWE Finance US LLC
6.250 04/16/54 9,874
16,684,000 San Diego Gas & Electric Co
4.950 08/15/28 16,607
19,738,000 San Diego Gas & Electric Co
2.950 08/15/51 12,782

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,347,146 SCE Recovery Funding LLC
1.977% 11/15/28 $ 2,176
7,100,000 SCE Recovery Funding LLC
2.943 11/15/42 5,732
2,640,000 SCE Recovery Funding LLC
3.240 11/15/46 1,913
4,900,000 Sempra
4.875 N/A(f) 4,806
19,066,301 (d) Solar Star Funding LLC
3.950 06/30/35 17,041
18,215,678 (d) Solar Star Funding LLC
5.375 06/30/35 17,745
8,429,000 Southern California Edison Co
2.750 02/01/32 7,109
8,300,000 Southern California Edison Co
5.200 06/01/34 8,105
1,493,000 Southern California Edison Co
3.650 06/01/51 1,053
5,000,000 Southern California Edison Co
3.450 02/01/52 3,394
14,635,000 Southern Power Co
4.150 12/01/25 14,374
14,825,000 Southwestern Electric Power Co
3.250 11/01/51 9,328
18,650,000 Southwestern Public Service Co
3.150 05/01/50 11,884
3,690,000 (d),(e) Sunnova Energy Corp
5.875 09/01/26 2,869
16,135,890 (d) Sweihan PV Power Co PJSC
3.625 01/31/49 12,925
8,612,000 (d) TerraForm Power Operating LLC
5.000 01/31/28 8,226
15,927,250 (d),(e) Topaz Solar Farms LLC
4.875 09/30/39 14,175
13,239,164 (d) Topaz Solar Farms LLC
5.750 09/30/39 12,807
7,544,796 (d) UEP Penonome II S.A.
6.500 10/01/38 6,329
15,000,000 Union Electric Co
2.150 03/15/32 12,055
19,626,000 Union Electric Co
2.625 03/15/51 11,700
3,146,000 Union Electric Co
3.900 04/01/52 2,407
3,775,000 (d) Vistra Corp
7.000 N/A(f) 3,742
TOTAL UTILITIES 718,291
TOTAL CORPORATE BONDS 2,278,538
(Cost $2,471,187)
GOVERNMENT BONDS - 24.8%
AGENCY SECURITIES - 0.8%
300,046 Abay Leasing LLC
2.654 11/09/26 290
3,180,444 Canal Barge Co, Inc
4.500 11/12/34 3,061
12,230,793 Crowley Conro LLC
4.181 08/15/43 10,983
2,894,503 Ethiopian Leasing LLC
2.566 08/14/26 2,834
377,116 Export-Import Bank of the United States
2.578 12/10/25 368
25,000,000 Federal Home Loan Mortgage Corp (FHLMC)
1.540 08/17/35 17,808
8,000,000 Federal National Mortgage Association (FNMA)
0.625 04/22/25 7,714
18,880,000 FNMA
0.875 08/05/30 15,295
9,000,000 FNMA
1.625 08/24/35 6,473
7,340,000 Hashemite Kingdom of Jordan Government AID Bond
3.000 06/30/25 7,132
2,250,000 (c) India Government AID Bond
LIBOR 3 M + 0.100% 5.688 02/01/27 2,230
13,250,000 Private Export Funding Corp (PEFCO)
3.250 06/15/25 12,987
7,765,000 PEFCO
3.900 10/15/27 7,600
354,447 Sandalwood LLC
2.836 07/10/25 350
766,311 Sandalwood LLC
2.821 02/12/26 747
21,066,850 Thirax  LLC
0.968 01/14/33 17,777
3,331,851 Thirax 2 LLC
2.320 01/22/34 2,937
1,775,000 United States International Development Finance Corp
1.440 04/15/28 1,596
1,000,000 United States International Development Finance Corp
1.650 04/15/28 905
3,914,463 United States International Development Finance Corp
1.790 10/15/29 3,579
12,232,698 United States International Development Finance Corp
2.360 10/15/29 11,369
2,052,000 United States International Development Finance Corp
2.930 05/15/30 1,921
3,391,200 United States International Development Finance Corp
3.040 05/15/30 3,186
9,776,245 United States International Development Finance Corp
3.430 06/01/33 9,172
7,770,393 United States International Development Finance Corp
1.630 07/15/38 6,210
4,795,442 United States International Development Finance Corp
2.450 07/15/38 4,053
5,000,000 US Department of Housing and Urban Development
(HUD) 3.535 08/01/36 4,333
TOTAL AGENCY SECURITIES 162,910
FOREIGN GOVERNMENT BONDS - 3.8%
17,925,000 African Development Bank
4.125 02/25/27 17,676

CREF Social Choice Account June 30, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 11,850,000 (d) Arab Petroleum Investments Corp
1.483% 10/06/26 $ 10,912
14,000,000 (d) Arab Petroleum Investments Corp
5.428 05/02/29 14,265
9,500,000 Asian Development Bank
2.125 03/19/25 9,287
9,670,000 Asian Development Bank
4.625 06/13/25 9,617
11,500,000 Asian Development Bank
1.750 08/14/26 10,807
22,676,000 Asian Development Bank
3.125 09/26/28 21,488
10,000,000 Asian Development Bank
3.875 06/14/33 9,540
6,263,000 Asian Infrastructure Investment Bank
0.500 01/27/26 5,841
5,375,000 (e) Asian Infrastructure Investment Bank
4.875 09/14/26 5,385
3,000,000 (c),(d) Asian Infrastructure Investment Bank SOFR Compounded Index +
0.620% 5.985 08/16/27 3,015
10,000,000 Asian Infrastructure Investment Bank
4.125 01/18/29 9,867
11,400,000 Asian Infrastructure Investment Bank
4.250 03/13/34 11,129
EUR 7,925,000 (d) Banque Ouest Africaine de Developpement
2.750 01/22/33 6,826
17,250,000 (d) BNG Bank NV
3.500 05/19/28 16,570
8,125,000 Brazilian Government International Bond
6.125 01/22/32 8,013
1,900,000 (d) Caisse d'Amortissement de la Dette Sociale
0.625 02/18/26 1,770
12,250,000 (d) Caisse d'Amortissement de la Dette Sociale
4.875 09/19/26 12,260
4,750,000 (d) Caisse d'Amortissement de la Dette Sociale
1.375 01/20/31 3,893
5,000,000 Caisse d'Amortissement de la Dette Sociale
2.125 01/26/32 4,210
21,980,000 Canada Government International Bond
2.875 04/28/25 21,574
16,020,000 Canada Government International Bond
3.750 04/26/28 15,567
12,500,000 (d) CDP Financial, Inc
1.000 05/26/26 11,605
5,625,000 (d) Central American Bank for Economic Integration
5.000 02/09/26 5,590
10,075,000 Chile Government International Bond
3.100 05/07/41 7,361
8,025,000 Colombia Government International Bond
8.000 11/14/35 8,250
4,800,000 Colombia Government International Bond
8.750 11/14/53 5,042
5,725,000 (d) Dominican Republic International Bond
0.000 06/01/36 5,695
19,500,000 European Bank for Reconstruction & Development
1.625 09/27/24 19,322
5,000,000 European Investment Bank
2.500 10/15/24 4,958
6,540,000 (d) European Investment Bank
2.876 06/13/25 6,403
5,750,000 European Investment Bank
2.375 05/24/27 5,406
11,961,000 European Investment Bank
0.625 10/21/27 10,524
3,750,000 European Investment Bank
3.250 11/15/27 3,596
11,600,000 European Investment Bank
1.625 10/09/29 10,076
10,000,000 European Investment Bank
0.875 05/17/30 8,168
19,749,000 European Investment Bank
0.750 09/23/30 15,845
6,445,000 European Investment Bank
3.750 02/14/33 6,122
2,000,000 European Investment Bank
4.875 02/15/36 2,063
10,875,000 Export Development Canada
3.375 08/26/25 10,665
13,050,000 Export Development Canada
3.875 02/14/28 12,749
10,000,000 Export Development Canada
4.125 02/13/29 9,847
14,925,000 Export Development Canada
4.750 06/05/34 15,217
18,110,000 Hydro-Quebec
8.050 07/07/24 18,115
4,868,000 Inter-American Development Bank
1.125 07/20/28 4,263
5,000,000 Inter-American Development Bank
1.125 01/13/31 4,054
15,800,000 Inter-American Development Bank
3.500 04/12/33 14,675
10,625,000 (e) Inter-American Investment Corp
2.625 04/22/25 10,397
2,644,000 Inter-American Investment Corp
0.625 02/10/26 2,464
19,785,000 Inter-American Investment Corp
4.125 02/15/28 19,368
12,850,000 International Bank for Reconstruction & Development
0.625 04/22/25 12,386
14,750,000 International Bank for Reconstruction & Development
3.125 11/20/25 14,381
28,030,000 International Bank for Reconstruction & Development
0.000 03/31/27 25,535
5,250,000 International Bank for Reconstruction & Development
0.000 03/31/28 5,067
5,000,000 (d) International Development Association
0.875 04/28/26 4,652
14,750,000 International Finance Corp
4.750 03/16/26 14,660
10,643,000 International Finance Facility for Immunisation Co
1.000 04/21/26 9,910
3,050,000 Japan Bank for International Cooperation
1.625 01/20/27 2,815
1,750,000 Japan Bank for International Cooperation
4.875 10/18/28 1,764
2,800,000 Japan International Cooperation Agency
4.750 05/21/29 2,815
8,750,000 Japan International Cooperation Agency
1.750 04/28/31 7,242
12,500,000 (d) Kommunalbanken AS.
2.125 02/11/25 12,250
4,175,000 (d) Kommuninvest I Sverige AB
4.625 09/29/28 4,189

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 10,100,000 (d) Korea Electric Power Corp
1.125% 06/15/25 $ 9,695
10,250,000 (d) Korea Electric Power Corp
4.875 01/31/27 10,179
6,500,000 Kreditanstalt fuer Wiederaufbau
1.750 09/14/29 5,696
13,000,000 Landwirtschaftliche Rentenbank
0.875 09/03/30 10,504
18,250,000 (d) Nederlandse Waterschapsbank NV
1.750 01/15/25 17,898
17,600,000 (d) Nederlandse Waterschapsbank NV
2.375 03/24/26 16,859
12,375,000 (d) Nederlandse Waterschapsbank NV
4.000 06/01/28 12,099
4,450,000 (d) Nederlandse Waterschapsbank NV
4.375 02/28/29 4,418
7,000,000 Nederlandse Waterschapsbank NV
1.000 05/28/30 5,725
4,430,000 (d) Nederlandse Waterschapsbank NV
1.000 05/28/30 3,623
15,641,000 OMERS Finance Trust
3.500 04/19/32 14,254
7,666,000 (d) OMERS Finance Trust
3.500 04/19/32 6,986
4,825,000 (d) OMERS Finance Trust
4.000 04/19/52 3,835
5,030,000 OPEC Fund for International Development
4.500 01/26/26 4,963
4,970,000 (d) OPEC Fund for International Development
4.500 01/26/26 4,904
10,500,000 (d) Perusahaan Penerbit SBSN Indonesia III
3.900 08/20/24 10,468
11,750,000 Province of Ontario Canada
5.050 04/24/34 11,993
10,000,000 Province of Quebec Canada
2.750 04/12/27 9,488
5,000,000 Province of Quebec Canada
7.500 09/15/29 5,642
15,250,000 Province of Quebec Canada
1.900 04/21/31 12,799
10,625,000 Province of Quebec Canada
4.500 09/08/33 10,417
7,750,000 Republic of Italy Government International Bond
4.000 10/17/49 5,758
5,100,000 (d) Serbia International Bond
6.000 06/12/34 5,021
TOTAL FOREIGN GOVERNMENT BONDS 808,242
MORTGAGE BACKED - 10.2%
2,115,000 (c),(d) Angel Oak Mortgage Trust
2.837 11/25/66 1,468
55,881,379 (c),(d) Citigroup Mortgage Loan Trust
0.155 02/25/52 468
6,264,671 (c),(d) Citigroup Mortgage Loan Trust
0.250 02/25/52 87
2,983,000 (c),(d) Connecticut Avenue Securities Trust
SOFR30A + 1.900% 7.235 12/25/41 3,021
10,555,000 (c),(d) Connecticut Avenue Securities Trust
SOFR30A + 3.100% 8.435 03/25/42 11,008
18,944,000 (c),(d) Connecticut Avenue Securities Trust
SOFR30A + 4.650% 9.985 06/25/42 20,560
1,295,000 (c),(d) Connecticut Avenue Securities Trust
SOFR30A + 3.350% 8.685 01/25/43 1,370
1,940,000 (c),(d) Connecticut Avenue Securities Trust
SOFR30A + 3.550% 8.885 05/25/43 2,090
3,170,482 (c),(d) Connecticut Avenue Securities Trust
SOFR30A + 3.100% 8.435 06/25/43 3,355
3,400,000 (c),(d) Connecticut Avenue Securities Trust
SOFR30A + 3.900% 9.188 07/25/43 3,615
4,470,000 (c),(d) Connecticut Avenue Securities Trust
SOFR30A + 3.550% 8.885 10/25/43 4,681
5,279,011 Federal Home Loan Mortgage Corp (FHLMC)
2.310 12/01/31 4,508
6,875,000 FHLMC
3.740 06/01/37 6,155
2,264,560 FHLMC
3.400 12/01/37 1,955
5,646,500 FHLMC
4.300 12/01/37 5,267
1,841,368 FHLMC
3.500 03/01/38 1,604
640,000 FHLMC
4.330 05/01/38 599
3,186,904 FHLMC
2.970 07/01/38 2,612
3,397,659 FHLMC
4.550 07/01/38 3,248
5,775,000 FHLMC
3.500 10/01/38 4,945
399,827 FHLMC
3.160 11/01/38 331
1,853,500 FHLMC
3.910 01/01/39 1,646
3,372,989 FHLMC
3.000 01/01/41 2,697
785,902 FHLMC
4.250 09/01/42 743
818,573 (c) FHLMC
SOFR30A + 5.806% 0.472 03/15/44 64
6,075,745 FHLMC
3.500 01/15/47 5,284
1,343,745 FHLMC
4.000 10/15/47 1,233
2,268,647 FHLMC
4.000 11/15/47 2,069
6,123,946 FHLMC
4.000 01/15/48 5,684
6,218,517 FHLMC
4.000 03/15/48 5,684
1,963,742 FHLMC
4.000 04/15/48 1,817
5,804,989 FHLMC
4.000 04/15/48 5,278
2,796,375 (c) FHLMC
SOFR30A + 9.737% 1.204 06/15/48 2,460
1,908,149 (c) FHLMC
SOFR30A + 9.657% 1.124 10/15/48 1,572
4,467,770 FHLMC
3.000 11/01/49 3,873
2,543,618 FHLMC
2.000 09/25/50 329

CREF Social Choice Account June 30, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 6,301,586 FHLMC
3.000% 09/25/50 $ 4,489
4,809,044 FHLMC
3.000 10/25/50 3,328
16,135,307 FHLMC
2.500 02/25/51 2,690
5,968,860 FHLMC
2.500 05/25/51 3,619
3,807,722 FHLMC
2.500 11/01/51 3,123
10,491,825 FHLMC
3.000 11/01/51 9,126
1,285,594 FHLMC
3.000 11/01/51 1,113
1,098,123 FHLMC
3.000 11/01/51 961
1,512,537 FHLMC
3.000 11/01/51 1,316
4,303,410 FHLMC
2.500 01/01/52 3,527
10,409,635 FHLMC
2.500 02/01/52 8,615
5,054,131 FHLMC
3.000 02/01/52 4,305
6,603,363 FHLMC
3.000 03/01/52 5,624
5,094,890 FHLMC
2.500 04/01/52 4,183
14,889,341 FHLMC
4.000 04/01/52 13,649
8,841,315 FHLMC
3.500 05/01/52 7,873
494,272 FHLMC
3.000 06/01/52 423
442,538 FHLMC
3.500 06/01/52 393
8,588,657 FHLMC
4.500 06/01/52 8,108
8,456,357 FHLMC
4.500 07/01/52 7,983
1,635,510 FHLMC
4.000 08/25/52 1,314
213,504 FHLMC
3.000 10/01/52 182
2,785,569 FHLMC
4.500 10/25/52 2,503
9,592,920 FHLMC
6.000 11/01/52 9,656
3,407,844 FHLMC
5.500 11/25/52 3,311
3,089,508 FHLMC
3.500 12/01/52 2,736
15,173,043 FHLMC
5.000 01/01/53 14,680
2,711,290 FHLMC
5.500 02/25/53 2,648
19,105,748 FHLMC
5.500 08/01/53 18,868
3,111 Federal Home Loan Mortgage Corp Gold (FGLMC)
8.000 01/01/31 3
82,070 FGLMC
4.500 07/01/33 80
558,751 FGLMC
7.000 12/01/33 575
149,475 FGLMC
7.000 05/01/35 154
394,853 FGLMC
5.000 06/01/36 390
121,783 FGLMC
5.000 07/01/39 121
77,935 FGLMC
4.000 06/01/42 73
164,416 FGLMC
4.500 10/01/44 158
225,372 FGLMC
4.500 11/01/44 217
408,663 FGLMC
4.500 11/01/44 393
238,104 FGLMC
4.500 12/01/44 229
221,703 FGLMC
4.500 12/01/44 214
989,728 FGLMC
3.500 04/01/45 901
3,738,748 FGLMC
3.500 10/01/45 3,393
65,834 FGLMC
3.000 04/01/47 57
461,392 FGLMC
4.500 06/01/47 445
914,427 FGLMC
4.000 09/01/47 854
704,908 FGLMC
3.500 12/01/47 639
2,890,975 FGLMC
4.500 08/01/48 2,783
11 Federal National Mortgage Association (FNMA)
8.000 07/01/24 0^
11,009,901 (c) FNMA
2.919 02/25/27 10,481
3,160,305 (c) FNMA
3.412 06/25/28 2,997
8,250,000 (c) FNMA
1.518 11/25/30 6,767
15,500,000 (c) FNMA
1.287 01/25/31 12,524
803,915 FNMA
3.500 05/01/32 775
955,908 FNMA
5.000 05/01/35 943
643,441 FNMA
5.000 10/01/35 635
486,832 FNMA
5.000 02/01/36 481
995,813 FNMA
5.500 11/01/38 999
133,505 FNMA
3.000 05/01/40 119
357,217 FNMA
5.000 09/01/40 353
986,061 FNMA
5.000 05/01/41 974
655,474 FNMA
4.000 09/01/42 615

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,311,279 (c) FNMA
SOFR30A + 5.836% 0.500% 09/25/43 $ 139
1,116,722 FNMA
4.500 03/01/44 1,084
51,739,473 FNMA
4.000 05/01/44 48,762
309,881 FNMA
4.500 06/01/44 298
3,291,977 FNMA
4.500 06/01/44 3,166
694,668 FNMA
4.500 08/01/44 668
1,853,966 FNMA
4.500 10/01/44 1,783
3,239,396 FNMA
4.500 11/01/44 3,115
578,196 FNMA
5.000 11/01/44 572
880,530 FNMA
4.500 12/01/44 847
377,839 FNMA
4.000 01/01/45 354
148,875 FNMA
4.500 03/01/45 143
258,814 FNMA
4.500 04/01/45 249
1,859,468 FNMA
3.500 05/01/45 1,693
2,346,405 FNMA
3.000 07/25/45 2,042
2,711,059 FNMA
3.500 01/01/46 2,457
521,271 FNMA
4.000 04/01/46 489
3,083,304 FNMA
3.500 06/01/46 2,791
2,067,314 FNMA
3.500 07/01/46 1,872
3,294,126 FNMA
3.500 07/01/46 2,998
904,466 FNMA
3.500 08/01/46 819
279,084 FNMA
3.000 10/01/46 238
2,448,281 FNMA
3.500 10/01/46 2,216
1,057,907 FNMA
4.500 05/01/47 1,028
1,249,378 FNMA
4.000 10/01/47 1,165
248,441 FNMA
3.500 11/01/47 225
254,917 FNMA
4.500 11/01/47 245
14,104 FNMA
3.500 01/01/48 13
2,778,472 FNMA
3.500 01/01/48 2,500
1,865,403 FNMA
4.500 01/01/48 1,793
1,443,504 FNMA
4.500 02/01/48 1,388
4,192,163 FNMA
3.500 02/25/48 3,597
1,228,342 FNMA
4.500 05/01/48 1,180
873,139 FNMA
4.500 05/01/48 839
3,100,610 FNMA
4.000 07/25/48 2,834
10,797,161 FNMA
3.000 07/01/50 9,361
5,100,894 FNMA
2.000 08/25/50 656
6,386,779 FNMA
2.000 10/25/50 4,180
12,799,962 FNMA
2.500 11/25/50 1,790
4,484,518 FNMA
3.000 12/25/50 771
3,720,302 FNMA
3.000 02/25/51 625
4,137,313 FNMA
3.000 09/01/51 3,582
4,096,361 FNMA
2.500 11/01/51 3,356
4,837,035 FNMA
2.500 11/25/51 594
4,320,356 FNMA
2.500 12/01/51 3,558
12,630,828 FNMA
2.500 02/01/52 10,453
4,473,831 FNMA
3.500 02/01/52 3,999
1,768,312 FNMA
2.500 04/01/52 1,463
1,484,619 FNMA
3.000 04/01/52 1,265
1,261,231 FNMA
3.500 04/01/52 1,117
12,650,384 FNMA
3.500 05/01/52 11,281
31,685,125 FNMA
3.500 05/01/52 28,064
21,174,345 FNMA
4.000 05/01/52 19,410
2,498,467 FNMA
4.000 05/25/52 1,939
113,141 FNMA
3.000 06/01/52 96
41,042,437 FNMA
3.500 06/01/52 36,353
12,302,944 FNMA
3.500 06/01/52 10,944
12,254,732 FNMA
3.500 06/01/52 10,854
17,838,596 FNMA
4.000 06/01/52 16,336
4,113,870 FNMA
4.500 06/01/52 3,884
40,197,499 FNMA
4.000 07/01/52 36,787
29,556,442 FNMA
4.000 07/01/52 27,062

CREF Social Choice Account June 30, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,794,438 FNMA
4.500% 07/01/52 $ 3,582
32,122,323 FNMA
4.500 07/01/52 30,287
6,768,726 FNMA
4.500 07/25/52 6,375
27,205,786 FNMA
5.000 08/01/52 26,358
2,484,979 FNMA
4.500 08/25/52 2,051
2,189,343 FNMA
2.500 09/01/52 1,791
79,960,368 FNMA
4.000 09/01/52 73,252
193,836,029 FNMA
4.500 09/01/52 182,888
11,168,200 FNMA
5.000 09/01/52 10,817
2,345,588 FNMA
4.000 09/25/52 2,016
1,882,926 FNMA
4.000 09/25/52 1,541
90,771,358 FNMA
4.000 10/01/52 83,070
58,911,421 FNMA
4.500 10/01/52 55,619
71,823,105 FNMA
5.000 10/01/52 69,538
2,073,399 FNMA
4.500 10/25/52 1,922
1,806,563 FNMA
4.500 10/25/52 1,616
55,879,283 FNMA
4.500 11/01/52 52,707
3,681,787 FNMA
5.500 11/25/52 3,534
30,339,532 FNMA
5.500 12/01/52 29,938
169,615 FNMA
5.000 01/01/53 164
37,680,058 FNMA
5.000 02/01/53 36,453
15,697,707 FNMA
6.000 02/01/53 15,758
6,224,852 FNMA
6.000 03/01/53 6,251
18,890,158 FNMA
5.000 04/01/53 18,272
2,914,392 FNMA
6.000 05/01/53 2,927
10,255,421 FNMA
5.000 06/01/53 9,999
45,872,029 FNMA
5.500 06/01/53 45,262
15,369,472 FNMA
5.000 08/01/53 14,860
52,862,174 FNMA
5.500 10/01/53 52,143
7,904,015 FNMA
6.000 01/01/54 7,927
601,181 Government National Mortgage Association (GNMA)
2.580 08/15/25 599
7,189,026 GNMA
2.690 06/15/33 6,543
6,049,905 GNMA
3.700 10/15/33 5,748
48,290 GNMA
5.000 04/15/38 48
98,330 GNMA
6.500 11/20/38 102
12,027,385 GNMA
5.000 01/20/40 2,616
5,620,936 GNMA
4.500 03/20/40 1,015
9,077,018 GNMA
5.000 03/20/40 1,843
6,677,056 GNMA
3.700 08/15/40 6,300
7,158,727 GNMA
2.500 10/16/43 6,219
7,092,769 GNMA
2.500 12/20/43 6,167
10,912,941 GNMA
2.750 01/15/45 9,512
2,355,074 GNMA
3.000 03/20/45 2,050
1,480,942 GNMA
4.500 12/20/45 1,466
1,063,065 GNMA
4.000 06/20/46 129
3,246,999 GNMA
5.000 09/20/46 618
3,864,813 GNMA
3.500 12/20/46 3,518
2,644,584 GNMA
3.500 01/20/47 2,405
2,896,473 (c) GNMA
TSFR1M + 5.986% 0.647 03/20/50 359
1,468,208 GNMA
3.500 10/20/50 1,326
26,721,585 GNMA
3.000 06/20/51 23,316
5,071,552 GNMA
3.000 07/20/51 4,411
11,052,138 GNMA
3.000 11/20/51 7,703
19,221,291 GNMA
2.500 12/20/51 16,159
43,597,691 GNMA
3.000 12/20/51 38,013
13,136,849 GNMA
3.000 12/20/51 8,906
25,034,175 GNMA
3.000 01/20/52 21,810
9,062,651 GNMA
3.000 01/20/52 6,272
4,163,468 GNMA
2.500 02/20/52 3,396
10,765,473 GNMA
3.000 02/20/52 7,155
7,530,110 GNMA
4.000 04/20/52 6,235
9,612,239 GNMA
5.000 04/20/52 1,838

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 6,457,671 GNMA
3.000% 05/20/52 $ 5,626
38,308,058 GNMA
3.500 07/20/52 34,394
2,526,134 GNMA
4.000 07/20/52 1,999
6,910,119 GNMA
4.000 08/20/52 6,385
59,663,321 GNMA
4.000 09/20/52 55,134
4,499,535 GNMA
4.500 09/20/52 4,050
3,672,624 GNMA
4.500 09/20/52 3,311
3,088,466 GNMA
4.500 09/20/52 2,812
3,321,048 GNMA
4.500 09/20/52 2,853
3,689,733 GNMA
5.000 09/20/52 3,596
8,923,914 GNMA
5.000 11/20/52 8,702
29,381,723 GNMA
3.500 12/20/52 26,380
38,161,451 GNMA
4.500 12/20/52 36,319
7,670,286 GNMA
4.500 02/20/53 7,299
3,917,737 GNMA
4.500 02/20/53 3,406
1,225,851 GNMA
5.000 02/20/53 1,195
3,437,529 GNMA
5.500 02/20/53 3,317
8,405,596 (c) GNMA
SOFR30A + 6.950% 1.617 05/20/53 887
6,518,350 (c) GNMA
SOFR30A + 23.205% 2.406 08/20/53 6,360
5,864,113 GNMA
3.000 08/20/53 5,109
4,318,534 (c) GNMA
SOFR30A + 25.350% 4.551 08/20/53 4,486
7,121,774 GNMA
5.000 12/20/53 6,631
6,527,112 GNMA
2.500 04/20/54 4,503
1,950,961 (c),(d) GS Mortgage-Backed Securities Corp Trust
2.500 08/25/51 1,533
62,065,901 (c),(d) GS Mortgage-Backed Securities Trust
0.148 08/25/51 488
7,719,140 (c),(d) GS Mortgage-Backed Securities Trust
2.500 11/25/51 6,084
4,371,326 (c),(d) GS Mortgage-Backed Securities Trust
2.500 03/25/52 3,430
2,686,368 (c),(d) GS Mortgage-Backed Securities Trust
2.500 05/01/52 2,300
2,067,532 (c),(d) GS Mortgage-Backed Securities Trust
2.830 05/28/52 1,638
21,896,435 (c),(d) GS Mortgage-Backed Securities Trust
3.000 01/25/53 18,116
110,171 (c) Impac CMB Trust
TSFR1M + 0.774% 6.120 03/25/35 98
6,982,134 (c),(d) J.P. Morgan Mortgage Trust
3.000 07/25/52 5,794
201,092 (c),(d) JP Morgan Mortgage Trust
3.500 05/25/47 175
233,984 (c),(d) JP Morgan Mortgage Trust
3.500 10/25/48 201
82,718 (c),(d) JP Morgan Mortgage Trust
4.000 01/25/49 75
17,583,705 (c),(d) JP Morgan Mortgage Trust
0.122 06/25/51 114
30,945,158 (c),(d) JP Morgan Mortgage Trust
0.110 11/25/51 180
2,126,003 (c),(d) JP Morgan Mortgage Trust
2.500 11/25/51 1,671
30,583,790 (c),(d) JP Morgan Mortgage Trust
0.119 12/25/51 193
2,669,272 (c),(d) JP Morgan Mortgage Trust
2.500 12/25/51 2,098
3,874,908 (c),(d) JP Morgan Mortgage Trust
2.500 01/25/52 3,046
3,632,048 (c),(d) JP Morgan Mortgage Trust
3.344 04/25/52 2,811
6,272,938 (c),(d) JP Morgan Mortgage Trust
2.500 06/25/52 4,923
35,498,655 (d) JP Morgan Mortgage Trust
0.224 07/25/52 404
6,098,158 (c),(d) JP Morgan Mortgage Trust
2.500 07/25/52 4,785
9,196,320 (c),(d) JP Morgan Mortgage Trust
3.250 07/25/52 7,740
9,242,137 (c),(d) JP Morgan Mortgage Trust
3.000 08/25/52 7,566
4,922,169 (c),(d) JP Morgan Mortgage Trust
3.000 10/25/52 4,029
4,800,422 (c),(d) JP Morgan Mortgage Trust
3.000 11/25/52 3,936
397,793 (c),(d) JP Morgan Mortgage Trust
5.000 06/25/53 378
2,722,674 (c),(d) JP Morgan Mortgage Trust
5.500 06/25/53 2,640
3,545,016 (c),(d) Morgan Stanley Residential Mortgage Loan Trust
2.500 08/25/51 2,786
2,607,223 (c),(d) Morgan Stanley Residential Mortgage Loan Trust
2.500 09/25/51 2,251
2,324,937 (c),(d) Morgan Stanley Residential Mortgage Loan Trust
2.500 09/25/51 1,827
397,459 (c),(d) New Residential Mortgage Loan Trust
2.797 09/25/59 369
1,874,269 (c),(d) RCKT Mortgage Trust
3.007 09/25/51 1,437
6,495,511 (c),(d) RCKT Mortgage Trust
2.500 02/25/52 5,097
3,204,537 (c),(d) RCKT Mortgage Trust
3.000 05/25/52 2,623
62,433 (c),(d) Sequoia Mortgage Trust
4.000 06/25/49 57
162,645 (c),(d) Sequoia Mortgage Trust
3.500 12/25/49 141
2,717,314 (c),(d) Sequoia Mortgage Trust
2.500 06/25/51 2,156
267,567 (c),(d) Shellpoint Co-Originator Trust
3.500 10/25/47 237

CREF Social Choice Account June 30, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 8,803,329 (c),(d) Structured Agency Credit Risk Debt Note (STACR)
SOFR30A + 2.050% 7.395% 12/25/33 $ 8,992
4,549,000 (c),(d) STACR
SOFR30A + 2.400% 7.735 02/25/42 4,667
2,785,000 (c),(d) STACR
SOFR30A + 4.750% 10.085 02/25/42 2,975
8,185,000 (c),(d) STACR
SOFR30A + 2.900% 8.235 04/25/42 8,517
3,000,000 (c),(d) STACR
SOFR30A + 5.650% 8.647 04/25/42 3,268
17,190,000 (c),(d) STACR
SOFR30A + 3.350% 8.685 05/25/42 18,070
15,004,000 (c),(d) STACR
SOFR30A + 4.500% 9.835 06/25/42 16,295
8,336,000 (c),(d) STACR
SOFR30A + 4.000% 9.335 07/25/42 8,914
8,695,000 (c),(d) STACR
SOFR30A + 3.550% 8.885 08/25/42 9,196
6,670,000 (c),(d) STACR
SOFR30A + 3.700% 9.035 09/25/42 7,110
8,225,000 (c),(d) STACR
SOFR30A + 3.250% 8.585 04/25/43 8,724
5,395,000 (c),(d) STACR
SOFR30A + 3.500% 8.835 05/25/43 5,729
58,931 (c),(d) STACR
3.791 02/25/48 55
74,055 (c),(d) STACR
3.848 05/25/48 71
2,890,000 (c),(d) STACR
SOFR30A + 4.800% 10.135 10/25/50 3,310
982,000 (c),(d) Verus Securitization Trust
3.207 11/25/59 909
351,514 (d) Verus Securitization Trust (Step Bond)
1.733 05/25/65 331
TOTAL MORTGAGE BACKED 2,169,479
MUNICIPAL BONDS - 1.1%
10,090,000 American Municipal Power, Inc
6.270 02/15/50 10,702
1,170,000 Brunswick & Glynn County Development Authority
3.060 04/01/25 1,152
1,990,000 California Health Facilities Financing Authority
2.984 06/01/33 1,707
915,000 California Health Facilities Financing Authority
4.353 06/01/41 819
50,000 California Municipal Finance Authority
2.288 08/15/28 45
3,035,000 City & County of Honolulu HI
2.668 10/01/27 2,852
5,645,000 City & County of Honolulu HI
3.974 09/01/35 5,231
1,615,000 City & County of Honolulu HI
4.004 09/01/36 1,486
7,085,000 City & County of San Francisco CA
4.000 04/01/47 5,578
5,500,000 City & County of San Francisco CA Community Facilities
District 4.000 09/01/48 4,369
7,790,000 City & County of San Francisco CA Community Facilities
District 3.482 09/01/50 5,527
1,240,000 City & County of San Francisco CA Community Facilities
District No 2014 6.332 09/01/51 1,287
350,000 City & County of San Francisco CA Community Facilities
District No 2014-1 3.091 09/01/36 288
1,000 City of Chicago IL
7.750 01/01/42 1
1,000,000 City of Houston TX Combined Utility System Revenue
3.375 11/15/24 991
7,500,000 City of Los Angeles CA
3.880 09/01/38 6,721
7,190,000 City of Los Angeles CA
5.000 09/01/42 7,044
1,530,000 City of Los Angeles Department of Airports Customer
Facility Charge Revenue 3.158 05/15/29 1,415
1,780,000 (d) City of Miami FL
4.808 01/01/39 1,680
3,000,000 City of New York NY
5.828 10/01/53 3,278
4,835,000 City of Oakland CA
2.070 01/15/29 4,345
3,025,000 City of Port Lions AK
7.500 10/01/52 3,151
3,345,000 City of San Francisco CA Public Utilities Commission
Water Revenue 3.000 11/01/26 3,206
3,725,000 City of San Francisco CA Public Utilities Commission
Water Revenue 3.950 11/01/36 3,351
1,000,000 City of San Juan Capistrano CA
3.700 08/01/31 942
5,255,000 City of Seattle WA Local Improvement District No 6751
2.999 11/01/43 4,366
5,235,000 City of Seattle WA Local Improvement District No 6751
3.079 11/01/43 4,305
3,500,000 (d) County of Gallatin MT
11.500 09/01/27 3,599
10,000,000 District of Columbia Water & Sewer Authority
4.814 10/01/14 8,993
3,125,000 Florida Development Finance Corp
7.500 07/01/57 3,181
2,170,000 (d) Florida Development Finance Corp
8.250 07/01/57 2,250
14,291,434 Freddie Mac Multifamily Variable Rate Certificate
4.050 08/25/38 13,008
640,000 Henry County Water Authority
3.000 01/01/43 466
850,000 Henry County Water Authority
3.200 01/01/49 584
1,000,000 Honolulu City & County Board of Water Supply
2.327 07/01/32 845
6,430,000 Lavaca-Navidad River Authority
4.430 08/01/35 6,227

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 1,025,000 Maine State Housing Authority
2.331% 11/15/30 $ 879
2,495,000 Maryland Community Development Administration
Housing Revenue 3.797 03/01/39 2,127
3,925,000 Maryland Economic Development Corp
5.942 05/31/57 3,955
3,000,000 Massachusetts Clean Energy Cooperative Corp
2.020 07/01/28 2,714
3,000,000 Massachusetts Clean Energy Cooperative Corp
2.485 07/01/32 2,543
595,000 Metropolitan Transportation Authority
5.175 11/15/49 537
11,645,000 Metropolitan Water Reclamation District of Greater
Chicago 5.720 12/01/38 11,962
5,750,000 (d) New Hampshire Business Finance Authority
5.540 02/01/29 5,750
8,295,000 (d) New Hampshire Business Finance Authority
5.410 07/01/33 8,295
720,000 New Jersey Economic Development Authority
5.298 03/01/32 728
2,500,000 New York City Housing Development Corp
3.720 11/01/39 2,079
17,500,000 New York Transportation Development Corp
5.000 01/01/26 17,792
7,420,000 New York Transportation Development Corp
6.971 06/30/51 7,366
2,500,000 Palm Beach County Solid Waste Authority
2.636 10/01/24 2,484
6,925,000 (a),(b),(d) Pennsylvania Economic Development Financing
Authority 10.000 12/01/29 1
1,170,000 Pharr Economic Development Corp
3.513 08/15/30 1,090
1,140,000 Pharr Economic Development Corp
3.893 08/15/33 1,051
405,000 (a),(b) Public Finance Authority
15.000 03/31/24 0^
1,735,000 (d) Public Finance Authority
7.500 06/01/29 1,700
1,250,000 Redevelopment Authority of the City of Philadelphia
1.927 09/01/27 1,135
1,005,000 Sales Tax Securitization Corp
5.293 01/01/41 993
2,000,000 San Francisco City & County Redevelopment Agency
4.375 08/01/44 1,684
1,495,000 South Dakota Housing Development Authority
5.460 05/01/53 1,492
3,000 State of Wisconsin
5.700 05/01/26 3
1,650,000 (d) Syracuse Industrial Development Agency
5.000 01/01/36 1,251
2,280,000 Tampa Bay Water
2.612 10/01/25 2,212
3,225,000 Tampa Bay Water
2.782 10/01/26 3,086
3,000,000 Tampa Bay Water
2.952 10/01/27 2,847
1,255,000 Texas Water Development Board
4.248 10/15/35 1,199
4,170,000 Texas Water Development Board
4.648 04/15/50 3,914
5,000,000 Tuolumne Wind Project Authority
6.918 01/01/34 5,421
1,000,000 University of Cincinnati
3.250 06/01/29 970
18,000,000 University of New Mexico
3.532 06/20/32 17,085
500,000 Upper Allegheny Joint Sanitary Authority
3.550 09/01/39 407
1,500,000 Upper Allegheny Joint Sanitary Authority
3.800 09/01/49 1,137
1,000,000 Washington County Clean Water Services
5.078 10/01/24 999
TOTAL MUNICIPAL BONDS 243,880
U.S. TREASURY SECURITIES - 8.9%
35,830,000 United States Treasury Bond
2.875 11/15/46 26,892
2,500,000 United States Treasury Bond
3.000 02/15/49 1,894
1,525,000 United States Treasury Note
2.250 10/31/24 1,509
1,500,000 United States Treasury Note
0.375 12/31/25 1,403
254,153,000 United States Treasury Note
4.875 05/31/26 254,669
123,068,000 United States Treasury Note
4.625 06/15/27 123,424
15,031,000 United States Treasury Note
0.500 10/31/27 13,194
28,250,000 United States Treasury Note
1.125 08/31/28 24,751
136,732,000 United States Treasury Note
4.500 05/31/29 137,661
233,931,000 United States Treasury Note
4.625 05/31/31 237,732
339,496,000 United States Treasury Note
4.375 05/15/34 339,602
14,508,000 United States Treasury Note
1.875 02/15/41 9,927
4,700,000 United States Treasury Note
2.250 05/15/41 3,401
232,705,800 United States Treasury Note
2.375 02/15/42 169,403
29,796,000 United States Treasury Note
3.250 05/15/42 24,777
2,070,000 United States Treasury Note
4.000 11/15/42 1,908
241,307,000 United States Treasury Note
4.625 05/15/44 240,855
40,008,000 United States Treasury Note
2.250 02/15/52 25,486

CREF Social Choice Account June 30, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 279,190,000 United States Treasury Note
4.250% 02/15/54 $ 265,841
TOTAL U.S. TREASURY SECURITIES 1,904,329
TOTAL GOVERNMENT BONDS 5,288,840
(Cost $5,501,323)
STRUCTURED ASSETS - 3.9%
ASSET BACKED - 1.1%
2,200,459 (d) Air Canada Pass Through Trust
3.550 01/15/30 1,969
Series - 2017 1 (Class A)
900,000 (d) AMSR Trust
3.148 01/19/39 850
Series - 2019 SFR1 (Class C)
1,000,000 (c),(d) BFLD Trust
CME Term SOFR 1 M + 2.214% 7.543 10/15/35 235
Series - 2020 EYP (Class C)
140,230 (c) C-BASS Trust
TSFR1M + 0.274% 3.530 07/25/36 135
Series - 2006 CB6 (Class A1)
3,804,121 Delta Air Lines Pass Through Trust
2.000 06/10/28 3,458
Series - 2020 1 (Class AA)
14,557,351 Delta Air Lines Pass Through Trust
2.500 06/10/28 13,221
Series - 2020 1 (Class A)
46,123 (c),(d) Ellington Loan Acquisition Trust
TSFR1M + 1.214% 6.560 05/25/37 46
Series - 2007 2 (Class A2C)
5,750,000 (d) Frontier Issuer LLC
8.300 08/20/53 5,899
Series - 2023 1 (Class B)
1,500,000 (d),(g) Frontier Issuer LLC
11.160 06/20/54 1,502
Series - 2024 1 (Class C)
3,010,709 (d) GoodLeap Sustainable Home Solutions Trust
2.100 05/20/48 2,359
Series - 2021 3CS (Class A)
3,227,523 (d) GoodLeap Sustainable Home Solutions Trust
1.930 07/20/48 2,510
Series - 2021 4GS (Class A)
11,763,835 (d) GoodLeap Sustainable Home Solutions Trust
2.310 10/20/48 9,376
Series - 2021 5CS (Class A)
4,097,522 (d) GoodLeap Sustainable Home Solutions Trust
2.700 01/20/49 3,374
Series - 2022 1GS (Class A)
3,101,892 (d) GoodLeap Sustainable Home Solutions Trust
2.940 01/20/49 2,385
Series - 2022 1GS (Class B)
13,500,297 (d) GoodLeap Sustainable Home Solutions Trust
4.950 07/20/49 12,552
Series - 2022 3CS (Class A)
8,297,000 (d) Grace Trust
2.347 12/10/40 6,786
Series - 2020 GRCE (Class A)
2,357,652 (d) Helios Issuer, LLC
5.600 08/22/50 2,269
Series - 2023 B (Class B)
1,980,425 (d) HERO Funding Trust
3.840 09/21/40 1,829
Series - 2015 1A (Class A)
536,556 (d) HERO Funding Trust
3.990 09/21/40 500
Series - 2014 2A (Class A)
994,028 (d) HERO Funding Trust
3.750 09/20/41 910
Series - 2016 2A (Class A)
900,492 (d) HERO Funding Trust
4.050 09/20/41 838
Series - 2016 1A (Class A)
349,829 (d) HERO Funding Trust
3.080 09/20/42 313
Series - 2016 3A (Class A1)
2,722,621 (d) HERO Funding Trust
3.710 09/20/47 2,414
Series - 2017 1A (Class A1)
2,672,373 (d) HERO Funding Trust
3.190 09/20/48 2,302
Series - 2017 3A (Class A1)
630,345 (d) HERO Funding Trust
3.280 09/20/48 550
Series - 2017 2A (Class A1)
2,901,303 (d) HERO Funding Trust
4.670 09/20/48 2,695
Series - 2018 1A (Class A2)

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,169,832 (d) HERO Funding Trust
2.240% 09/20/51 $ 1,774
Series - 2021 1A (Class A)
7,375,000 (d) Hertz Vehicle Financing III LLC
5.570 09/25/29 7,351
Series - 2023 2A (Class A)
10,314 (c) Home Equity Asset Trust
TSFR1M + 1.614% 3.986 06/25/33 10
Series - 2003 1 (Class M1)
599,972 (c),(d) Invitation Homes Trust
TSFR1M + 1.364% 6.693 01/17/38 601
Series - 2018 SFR4 (Class B)
2,976,543 (d) Loanpal Solar Loan Ltd
2.290 01/20/48 2,389
Series - 2021 1GS (Class A)
5,136,825 (d) Loanpal Solar Loan Ltd
2.220 03/20/48 4,027
Series - 2021 2GS (Class A)
2,500,000 (a),(d) Mosaic Solar Loan Trust
0.000 04/20/46 1,337
Series - 2020 1A (Class R)
1,142,410 (d) Mosaic Solar Loan Trust
2.100 04/20/46 986
Series - 2020 1A (Class A)
1,581,014 (d) Mosaic Solar Loan Trust
3.100 04/20/46 1,349
Series - 2020 1A (Class B)
1,866,629 (d) Mosaic Solar Loan Trust
2.050 12/20/46 1,452
Series - 2021 1A (Class B)
1,305,000 (d) Mosaic Solar Loan Trust
10.000 09/20/49 1,111
Series - 2024 1A (Class D)
2,803,092 (d) Mosaic Solar Loan Trust
1.440 06/20/52 2,257
Series - 2021 3A (Class A)
2,479,076 (d) Mosaic Solar Loans LLC
3.820 06/22/43 2,310
Series - 2017 2A (Class A)
2,981,113 (d) Mosaic Solar Loans LLC
1.640 04/22/47 2,465
Series - 2021 2A (Class A)
750,000 (d) Progress Residential Trust
2.711 11/17/40 664
Series - 2021 SFR9 (Class D)
1,854,137 (d) Renew
3.670 09/20/52 1,694
Series - 2017 1A (Class A)
3,799,176 (d) Renew
3.950 09/20/53 3,483
Series - 2018 1 (Class A)
3,479,694 (d) Renew
2.060 11/20/56 2,754
Series - 2021 1 (Class A)
4,640,899 SCE Recovery Funding LLC
0.861 11/15/31 3,965
Series - 2021 A-1 (Class A)
175,912 (c) Structured Asset Investment Loan Trust
TSFR1M + 1.014% 6.360 09/25/34 167
Series - 2004 8 (Class M1)
6,204,338 (d) Sunnova Helios VII Issuer LLC
2.030 10/20/48 5,198
Series - 2021 C (Class A)
3,512,329 (d) Sunnova Helios VIII Issuer LLC
2.790 02/22/49 3,013
Series - 2022 A (Class A)
2,599,576 (d) Sunrun Athena Issuer LLC
5.310 04/30/49 2,439
Series - 2018 1 (Class A)
8,421,460 (d) Sunrun Atlas Issuer LLC
3.610 02/01/55 7,680
Series - 2019 2 (Class A)
5,290,699 (d) Sunrun Callisto Issuer LLC
2.270 01/30/57 4,325
Series - 2021 2A (Class A)
5,025,752 (d) Sunrun Julius Issuer LLC
6.600 01/30/59 4,983
Series - 2023 2A (Class A1)
6,664,082 (d) Sunrun Jupiter Issuer LLC
4.750 07/30/57 6,127
Series - 2022 1A (Class A)
3,094,829 (d) Sunrun Neptune Issuer LLC
6.270 02/01/55 3,109
Series - 2024 1A (Class A)
9,401,739 (d) Tesla Auto Lease Trust
5.860 08/20/25 9,407
Series - 2023 A (Class A2)
4,625,000 (d) Tesla Auto Lease Trust
5.890 06/22/26 4,635
Series - 2023 A (Class A3)
9,422,000 (d) Tesla Auto Lease Trust
6.130 09/21/26 9,474
Series - 2023 B (Class A3)

CREF Social Choice Account June 30, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,385,000 (d) Tesla Auto Lease Trust
6.220% 03/22/27 $ 2,406
Series - 2023 B (Class A4)
5,390,000 (d) Tesla Auto Lease Trust
5.300 06/21/27 5,376
Series - 2024 A (Class A3)
5,380,000 (d) Tesla Auto Lease Trust
6.570 08/20/27 5,434
Series - 2023 B (Class B)
8,250,000 (d) Tesla Electric Vehicle Trust
5.540 12/21/26 8,243
Series - 2023 1 (Class A2A)
4,650,000 (d) Tesla Electric Vehicle Trust
5.380 06/20/28 4,655
Series - 2023 1 (Class A3)
1,500,000 (d) Tesla Electric Vehicle Trust
5.380 02/20/29 1,505
Series - 2023 1 (Class A4)
1,546,399 Toyota Auto Receivables Owner Trust
0.260 11/17/25 1,531
Series - 2021 B (Class A3)
9,900,000 Toyota Auto Receivables Owner Trust
0.530 10/15/26 9,536
Series - 2021 B (Class A4)
475,000 (d) Tricon American Homes Trust
2.049 07/17/38 442
Series - 2020 SFR1 (Class B)
12,964,391 (d) Vivint Colar Financing V LLC
4.730 04/30/48 11,911
Series - 2018 1A (Class A)
4,421,303 (d) Vivint Solar Financing VII LLC
2.210 07/31/51 3,786
Series - 2020 1A (Class A)
TOTAL ASSET BACKED 238,638
OTHER MORTGAGE BACKED - 2.8%
70,523 (c),(d) Agate Bay Mortgage Trust
3.500 09/25/45 63
Series - 2015 6 (Class A9)
4,075,000 (c),(d) Alen Mortgage Trust
TSFR1M + 2.364% 7.693 04/15/34 3,143
Series - 2021 ACEN (Class C)
4,000,000 (d) BANK
2.500 10/17/52 2,561
Series - 2019 BN21 (Class D)
6,500,000 (c) BANK
3.517 10/17/52 4,892
Series - 2019 BN21 (Class C)
8,000,000 (c) BANK
3.576 11/15/62 6,650
Series - 2019 BN22 (Class C)
2,750,000 (d) BBCMS Mortgage Trust
4.798 08/10/35 2,389
Series - 2015 SRCH (Class C)
4,940,000 (c),(d) BBCMS Mortgage Trust
4.409 08/05/38 3,870
Series - 2018 CHRS (Class E)
1,316,000 (c),(d) BBCMS Trust
5.122 08/10/35 1,112
Series - 2015 SRCH (Class D)
8,870,000 (c),(d) Benchmark Mortgage Trust
4.029 03/15/62 6,399
Series - 2019 B10 (Class 3CCA)
5,200,000 (d) BMO 360A
3.776 02/17/55 4,306
Series - 2022 C1 (Class 360A)
4,716,185 (c),(d) BX Commercial Mortgage Trust
TSFR1M + 1.312% 6.641 10/15/38 4,627
Series - 2021 XL2 (Class C)
6,000,000 (c),(d) BX Commercial Mortgage Trust
TSFR1M + 1.840% 7.169 01/17/39 5,915
Series - 2022 AHP (Class B)
6,000,000 (c),(d) BX TRUST
CME Term SOFR 1 M + 1.490% 6.819 01/17/39 5,888
Series - 2022 AHP (Class AS)
2,901,500 (c),(d) CCRC Affordable Multifamily Housing Mortgage Trust
5.636 06/25/34 2,562
Series - 2017 Q005 (Class B)
2,000,000 (c) CD Mortgage Trust
3.879 11/10/49 1,668
Series - 2016 CD2 (Class B)
1,000,000 (c),(d) Century Plaza Towers
3.097 11/13/39 837
Series - 2019 CPT (Class B)
2,000,000 (c) Citigroup Commercial Mortgage Trust
4.274 04/10/48 1,890
Series - 2015 GC29 (Class C)
1,615,000 Citigroup Commercial Mortgage Trust
3.018 08/10/56 1,394
Series - 2019 GC41 (Class AS)

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 3,740,000 (c),(d) COMM Mortgage Trust
3.527% 10/10/29 $ 3,438
Series - 2017 PANW (Class B)
3,000,000 (c),(d) COMM Mortgage Trust
3.712 10/10/29 2,711
Series - 2017 PANW (Class C)
5,120,000 (d) COMM Mortgage Trust
4.353 08/10/30 4,822
Series - 2013 300P (Class A1)
4,375,000 (d) COMM Mortgage Trust
3.376 01/10/39 3,879
Series - 2022 HC (Class C)
3,500,000 (c),(d) COMM Mortgage Trust
4.200 03/10/48 2,538
Series - 2015 CR22 (Class D)
1,100,000 (c) COMM Mortgage Trust
4.413 05/10/48 1,044
Series - 2015 CR23 (Class C)
1,000,000 (c) COMM Mortgage Trust
4.413 05/10/48 911
Series - 2015 CR23 (Class D)
2,500,000 (c) COMM Mortgage Trust
3.463 08/10/48 2,206
Series - 2015 CR24 (Class D)
1,000,000 COMM Mortgage Trust
3.263 08/15/57 878
Series - 2019 GC44 (Class AM)
4,000,000 (c),(d) Commercial Mortgage Pass Through Certificates
4.084 01/10/39 3,517
Series - 2022 HC (Class D)
22,884,198 (c),(d) Connecticut Avenue Securities Trust
SOFR30A + 3.500% 8.835 03/25/42 24,116
Series - 2022 R03 (Class 1M2)
4,985,000 (c),(d) Connecticut Avenue Securities Trust
SOFR30A + 3.000% 8.335 04/25/42 5,166
Series - 2022 R05 (Class 2M2)
15,710,000 (c),(d) Connecticut Avenue Securities Trust
SOFR30A + 3.850% 9.185 05/25/42 16,676
Series - 2022 R06 (Class 1M2)
4,383,000 (c),(d) Connecticut Avenue Securities Trust
TSFR1M + 3.600% 8.935 07/25/42 4,649
Series - 2022 R08 (Class 1M2)
19,020,000 (c),(d) Connecticut Avenue Securities Trust
SOFR30A + 4.750% 10.085 09/25/42 20,777
Series - 2022 R09 (Class 2M2)
24,864,000 (c),(d) Connecticut Avenue Securities Trust
SOFR30A + 3.750% 9.085 12/25/42 26,678
Series - 2023 R01 (Class 1M2)
15,420,000 (d) CPT Mortgage Trust
2.865 11/13/39 13,236
Series - 2019 CPT (Class A)
1,750,000 (c),(d) CPT Mortgage Trust
3.097 11/13/39 1,259
Series - 2019 CPT (Class E)
5,000,000 (c),(d) Credit Suisse Commercial Mortgage Trust
3.854 11/10/32 3,724
Series - 2017 CALI (Class B)
2,000,000 (c),(d) Credit Suisse Mortgage Capital Certificates
3.388 10/25/59 1,844
Series - 2019 NQM1 (Class M1)
2,914,861 (c),(d) Credit Suisse Mortgage Capital Certificates
2.405 10/25/66 2,469
Series - 2021 NQM8 (Class A3)
6,650,000 (c),(d) CSAIL Commercial Mortgage Trust
3.800 06/15/37 6,007
Series - 2017 C8 (Class 85BA)
6,100,000 (c),(d) CSAIL Commercial Mortgage Trust
3.800 06/15/37 5,256
Series - 2017 C8 (Class 85BB)
102,725,000 (c),(d) DOLP Trust
0.665 05/10/41 3,465
Series - 2021 NYC (Class X)
7,491,280 (c),(d) ELP Commercial Mortgage Trust
TSFR1M + 1.434% 6.763 11/15/38 7,397
Series - 2021 ELP (Class C)
2,996,512 (c),(d) ELP Commercial Mortgage Trust
TSFR1M + 2.233% 7.562 11/15/38 2,951
Series - 2021 ELP (Class E)
489,496 (c),(d) Flagstar Mortgage Trust
3.985 10/25/47 430
Series - 2017 2 (Class B3)
33,516 (c),(d) Flagstar Mortgage Trust
4.000 09/25/48 31
Series - 2018 5 (Class A11)
1,345,994 (c),(d) Flagstar Mortgage Trust
2.500 04/25/51 1,059
Series - 2021 2 (Class A4)
4,116,254 (c),(d) Flagstar Mortgage Trust
2.500 06/01/51 3,235
Series - 2021 4 (Class A21)
2,931,131 (c),(d) Flagstar Mortgage Trust
3.344 07/25/51 2,245
Series - 2021 5INV (Class B4)

CREF Social Choice Account June 30, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 10,260,000 Freddie Mac Multiclass Certificates Series
1.878% 01/25/31 $ 8,638
Series - 2021 P009 (Class A2)
7,324,000 (c) Freddie Mac Multiclass Certificates Series
2.852 02/25/32 6,223
Series - 2022 P013 (Class A2)
13,750,000 (c) Freddie Mac Multiclass Certificates Series
4.606 09/25/33 13,319
Series - 2024 P016 (Class A2)
6,673,559 Freddie Mac Multifamily ML Certificates
2.875 07/25/36 5,997
Series - 2022 ML13 (Class ACA)
8,111,644 Freddie Mac Multifamily ML Certificates
1.877 07/25/37 6,353
Series - 2021 21-ML08 (Class ML08)
38,830,130 (c) Freddie Mac Multifamily ML Certificates
1.781 11/25/37 4,516
Series - 2021 ML08 (Class XCA)
15,540,861 Freddie Mac Multifamily ML Certificates
2.340 07/25/41 12,795
Series - 2021 ML12 (Class AUS)
3,429,167 Freddie Mac Multifamily Structured Pass Through
Certificates 3.871 07/25/33 3,199
Series - 2015 Q002 (Class A2)
1,024,942 Freddie Mac Multifamily Structured Pass Through
Certificates 1.518 09/25/35 781
Series - 2020 Q012 (Class A3)
4,398,989 Freddie Mac Multifamily Structured Pass Through
Certificates 1.555 01/25/36 3,515
Series - 2020 Q014 (Class A1)
16,305,308 Freddie Mac Multifamily Variable Rate Certificate
3.150 10/15/36 14,194
Series - 2022 M068 (Class A)
1,710,000 Freddie Mac Multifamily Variable Rate Certificate
4.013 04/15/37 1,670
Series - 2022 M069 (Class A)
5,930,000 Freddie Mac Multifamily Variable Rate Certificate
1.761 09/15/38 4,629
Series - 2020 M061 (Class A)
11,875,000 (d) Frontier Issuer LLC
6.600 08/20/53 11,946
Series - 2023 1 (Class A2)
1,325,000 (c),(d) GCT Commercial Mortgage Trust
CME Term SOFR 1 M + 0.914% 6.243 02/15/38 1,093
Series - 2021 GCT (Class A)
3,000,000 GS Mortgage Securities Trust
3.143 10/10/49 2,798
Series - 2016 GS3 (Class AS)
830,000 (c) GS Mortgage Securities Trust
4.076 11/10/49 705
Series - 2016 GS4 (Class C)
337,855 (c),(d) GS Mortgage-Backed Securities Corp Trust
3.000 01/25/51 282
Series - 2020 PJ4 (Class A4)
24,180,343 (c),(d) GS Mortgage-Backed Securities Corp Trust
0.262 03/27/51 301
Series - 2020 PJ5 (Class AX1)
658,415 (c),(d) GS Mortgage-Backed Securities Corp Trust
3.000 03/27/51 550
Series - 2020 PJ5 (Class A4)
1,584,928 (c),(d) GS Mortgage-Backed Securities Corp Trust
2.500 05/25/51 1,267
Series - 2020 PJ6 (Class A4)
5,256,846 (c),(d) GS Mortgage-Backed Securities Corp Trust
2.500 10/25/51 4,135
Series - 2021 PJ5 (Class A4)
4,586,038 (c),(d) GS Mortgage-Backed Securities Corp Trust
3.000 06/25/52 3,754
Series - 2022 PJ2 (Class A36)
2,206,137 (c),(d) GS Mortgage-Backed Securities Corp Trust
3.000 09/25/52 1,809
Series - 2022 PJ4 (Class A36)
397,822 (c),(d) GS Mortgage-Backed Securities Trust
3.631 05/25/50 336
Series - 2020 PJ1 (Class B2)
9,928,046 (c),(d) GS Mortgage-Backed Securities Trust
2.500 01/25/52 7,803
Series - 2021 PJ7 (Class A4)
4,432,367 (c),(d) GS Mortgage-Backed Securities Trust
2.500 01/25/52 3,485
Series - 2021 PJ8 (Class A4)
2,472,833 (c),(d) GS Mortgage-Backed Securities Trust
2.721 01/25/52 1,911
Series - 2021 PJ7 (Class B2)
5,137,828 (c),(d) GS Mortgage-Backed Securities Trust
3.000 10/25/52 4,206
Series - 2022 PJ5 (Class A36)
2,828,533 (c),(d) GS Mortgage-Backed Securities Trust
3.000 01/25/53 2,315
Series - 2022 PJ6 (Class A24)

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 5,638,950 (c),(d) GS Mortgage-Backed Securities Trust
3.500% 02/25/53 $ 4,814
Series - 2023 PJ1 (Class A24)
3,785,000 (d) Hudson Yards Mortgage Trust
2.835 08/10/38 3,542
Series - 2016 10HY (Class A)
5,000,000 (c),(d) Hudson Yards Mortgage Trust
3.076 08/10/38 4,661
Series - 2016 10HY (Class B)
5,000,000 (c),(d) Hudson Yards Mortgage Trust
3.076 08/10/38 4,630
Series - 2016 10HY (Class C)
7,000,000 (d) Hudson Yards Mortgage Trust
3.228 07/10/39 6,231
Series - 2019 30HY (Class A)
7,000,000 (c),(d) Hudson Yards Mortgage Trust
3.041 12/10/41 5,561
Series - 2019 55HY (Class E)
4,000,000 (c),(d) Hudson Yards Mortgage Trust
3.041 12/10/41 3,253
Series - 2019 55HY (Class D)
480,000 (c),(d) Imperial Fund Mortgage Trust
3.531 10/25/55 413
Series - 2020 NQM1 (Class M1)
3,500,000 (d) Jackson Park Trust
2.766 10/14/39 3,034
Series - 2019 LIC (Class A)
1,700,000 (c),(d) JP Morgan Chase Commercial Mortgage Securities Trust
CME Term SOFR 1 M + 2.134% 7.463 10/15/33 1,569
Series - 2020 609M (Class B)
2,000,000 (c),(d) JP Morgan Chase Commercial Mortgage Securities Trust
CME Term SOFR 1 M + 2.534% 7.863 10/15/33 1,748
Series - 2020 609M (Class C)
965,367 (c),(d) JP Morgan Mortgage Trust
6.646 12/25/44 932
Series - 2015 1 (Class B1)
70,815 (c),(d) JP Morgan Mortgage Trust
3.500 05/25/45 63
Series - 2015 3 (Class A19)
385,765 (c),(d) JP Morgan Mortgage Trust
3.500 10/25/45 342
Series - 2015 6 (Class A13)
288,916 (c),(d) JP Morgan Mortgage Trust
3.500 09/25/48 248
Series - 2018 3 (Class A13)
806,356 (c),(d) JP Morgan Mortgage Trust
3.500 10/25/48 699
Series - 2018 5 (Class A13)
758,772 (c),(d) JP Morgan Mortgage Trust
5.518 10/26/48 756
Series - 2017 5 (Class A2)
177,544 (c),(d) JP Morgan Mortgage Trust
4.000 02/25/49 161
Series - 2018 9 (Class A13)
155,267 (c),(d) JP Morgan Mortgage Trust
4.000 05/25/49 143
Series - 2019 1 (Class A15)
1,526,259 (c),(d) JP Morgan Mortgage Trust
3.821 06/25/50 1,319
Series - 2020 1 (Class B2)
20,031,374 (c),(d) JP Morgan Mortgage Trust
0.138 07/25/51 147
Series - 2021 3 (Class AX1)
14,144,717 (c),(d) JP Morgan Mortgage Trust
0.131 08/25/51 99
Series - 2021 4 (Class AX1)
2,593,265 (c),(d) JP Morgan Mortgage Trust
2.881 08/25/51 2,024
Series - 2021 4 (Class B2)
27,196,694 (c),(d) JP Morgan Mortgage Trust
0.135 10/25/51 202
Series - 2021 6 (Class AX1)
3,039,271 (c),(d) JP Morgan Mortgage Trust
2.500 10/25/51 2,391
Series - 2021 6 (Class A15)
1,138,128 (c),(d) JP Morgan Mortgage Trust
2.500 12/25/51 895
Series - 2021 10 (Class A15)
2,948,577 (c),(d) JP Morgan Mortgage Trust
3.215 01/25/52 2,267
Series - 2021 INV4 (Class B4)
1,032,829 (c),(d) JP Morgan Mortgage Trust
2.500 02/25/52 810
Series - 2021 12 (Class A15)
3,505,466 (c),(d) JP Morgan Mortgage Trust
3.140 04/25/52 2,671
Series - 2021 13 (Class B4)
1,703,079 (c),(d) JP Morgan Mortgage Trust
2.500 05/25/52 1,336
Series - 2021 14 (Class A15)
1,084,164 (c),(d) JP Morgan Mortgage Trust
2.927 05/25/52 881
Series - 2021 LTV2 (Class A3)

CREF Social Choice Account June 30, 2024

Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 965,993 (c),(d) JP Morgan Mortgage Trust
3.289% 05/25/52 $ 752
Series - 2021 INV8 (Class B4)
6,641,670 (c),(d) JP Morgan Mortgage Trust
3.000 08/25/52 5,437
Series - 2022 2 (Class A25)
5,941,187 (c),(d) JP Morgan Mortgage Trust
3.500 09/25/52 5,079
Series - 2022 LTV2 (Class A6)
3,181,786 (c),(d) JP Morgan Mortgage Trust
3.000 12/25/52 2,605
Series - 2022 7 (Class 1A17)
1,581,265 (c),(d) JP Morgan Mortgage Trust
4.000 12/25/52 1,414
Series - 2022 7 (Class 2A6A)
21,357,398 (c),(d) JP Morgan Mortgage Trust Series
3.000 05/25/54 17,482
Series - 2024 3 (Class A9)
4,000,000 (d) Liberty Street Trust
3.597 02/10/36 3,711
Series - 2016 225L (Class A)
5,493,000 (c),(d) MAD Mortgage Trust
3.294 08/15/34 5,105
Series - 2017 330M (Class A)
4,000,000 (c),(d) MAD Mortgage Trust
3.478 08/15/34 3,635
Series - 2017 330M (Class B)
2,000,000 (c),(d) Manhattan West
2.413 09/10/39 1,750
Series - 2020 1MW (Class C)
1,850,000 (d) MCR Mortgage Trust
6.195 06/12/39 1,848
Series - 2024 TWA (Class A)
2,169,000 (c),(d) Menora Mivtachim Holdings Ltd
4.070 02/17/55 1,495
Series - 2022 C1 (Class 360D)
129,081 (c) Morgan Stanley Capital I Trust
6.282 12/12/49 46
Series - 2007 IQ16 (Class AJFX)
828,232 (c),(d) Morgan Stanley Residential Mortgage Loan Trust
2.500 07/25/51 716
Series - 2021 4 (Class A4)
5,337,405 (c),(d) Morgan Stanley Residential Mortgage Loan Trust
4.000 02/25/53 4,717
Series - 2023 1 (Class A7)
3,000,000 (c),(d) MSDB Trust
3.427 07/11/39 2,684
Series - 2017 712F (Class A)
4,880,929 (c),(d) Natixis Commercial Mortgage Securities Trust
TSFR1M + 1.579% 5.915 07/15/36 4,556
Series - 2019 MILE (Class A)
6,750,000 (c),(d) Natixis Commercial Mortgage Securities Trust
TSFR1M + 1.879% 7.208 07/15/36 5,945
Series - 2019 MILE (Class B)
4,250,000 (c),(d) Natixis Commercial Mortgage Securities Trust
TSFR1M + 2.279% 7.608 07/15/36 3,533
Series - 2019 MILE (Class C)
9,800,000 (c),(d) Natixis Commercial Mortgage Securities Trust
CME Term SOFR 1 M + 3.579% 8.908 07/15/36 7,123
Series - 2019 MILE (Class E)
1,500,000 (c),(d) Natixis Commercial Mortgage Securities Trust
CME Term SOFR 1 M + 4.329% 9.658 07/15/36 1,011
Series - 2019 MILE (Class F)
27,839 (c) New York Mortgage Trust
TSFR1M + 0.594% 5.940 02/25/36 27
Series - 2005 3 (Class A1)
4,857,864 (c),(d) OBX Trust
2.500 07/25/51 3,818
Series - 2021 J2 (Class A19)
7,119,217 (c),(d) OBX Trust
3.500 08/25/52 6,157
Series - 2022 J2 (Class A1)
257,572 (c),(d) OBX Trust
TSFR1M + 0.764% 4.658 06/25/57 250
Series - 2018 1 (Class A2)
1,458,235 (c),(d) Oceanview Mortgage Trust
2.500 05/25/51 1,147
Series - 2021 1 (Class A19)
1,716,608 (c),(d) Oceanview Mortgage Trust
4.500 11/25/52 1,585
Series - 2022 1 (Class A1)
11,800,000 (d) One Bryant Park Trust
2.516 09/15/54 10,010
Series - 2019 OBP (Class A)
3,432,374 (d) One Market Plaza Trust
3.614 02/10/32 3,076
Series - 2017 1MKT (Class A)
1,000,000 (d) One Market Plaza Trust
3.845 02/10/32 867
Series - 2017 1MKT (Class B)
2,835,346 (c),(d) RCKT Mortgage Trust
2.500 06/25/51 2,230
Series - 2021 2 (Class A21)

PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 2,410,411 (c),(d) RCKT Mortgage Trust
2.781% 07/25/51 $ 1,801
Series - 2021 3 (Class B4)
4,742,065 (c),(d) RCKT Mortgage Trust
2.500 09/25/51 3,721
Series - 2021 4 (Class A21)
4,888,284 (c),(d) RCKT Mortgage Trust
2.920 11/25/51 3,676
Series - 2021 5 (Class B4)
4,980,614 (c),(d) RCKT Mortgage Trust
3.500 06/25/52 4,252
Series - 2022 4 (Class A22)
388,849 (c),(d) Sequoia Mortgage Trust
3.500 05/25/45 344
Series - 2015 2 (Class A1)
167,167 (c),(d) Sequoia Mortgage Trust
3.500 06/25/46 148
Series - 2016 1 (Class A19)
608,386 (c),(d) Sequoia Mortgage Trust
3.724 09/25/47 555
Series - 2017 6 (Class B1)
8,956 (c),(d) Sequoia Mortgage Trust
4.000 09/25/48 8
Series - 2018 7 (Class A19)
1,301,268 (c),(d) Sequoia Mortgage Trust
3.000 04/25/50 1,077
Series - 2020 3 (Class A19)
3,495,383 (c),(d) Sequoia Mortgage Trust
5.000 01/25/53 3,284
Series - 2023 1 (Class A19)
78,068,000 (c),(d) SLG Office Trust
0.258 07/15/41 1,093
Series - 2021 OVA (Class X)
1,755,000 (c),(d) Structured Agency Credit Risk Debt Note (STACR)
SOFR30A + 2.614% 7.950 02/25/50 1,827
Series - 2020 DNA2 (Class B1)
1,125,000 (c),(d) STWD Mortgage Trust
CME Term SOFR 1 M + 1.371% 6.700 11/15/36 1,109
Series - 2021 LIH (Class AS)
4,000,000 (d) SUMIT Mortgage Trust
2.789 02/12/41 3,111
Series - 2022 BVUE (Class A)
2,357,784 (c),(d) Verus Securitization Trust
2.240 10/25/66 1,984
Series - 2021 7 (Class A3)
1,095,000 (c),(d) WB Commercial Mortgage Trust
6.134 03/15/40 1,095
Series - 2024 HQ (Class A)
7,150,000 (d) Wells Fargo Commercial Mortgage Trust
6.011 06/10/37 7,231
Series - 2024 SVEN (Class A)
91,387 (c),(d) Wells Fargo Mortgage Backed Securities Trust
4.000 04/25/49 84
Series - 2019 2 (Class A17)
451,474 (c),(d) Wells Fargo Mortgage Backed Securities Trust
3.000 07/25/50 378
Series - 2020 4 (Class A17)
6,551,754 (c),(d) Wells Fargo Mortgage Backed Securities Trust
2.500 06/25/51 5,149
Series - 2021 2 (Class A17)
2,244,456 (c),(d) Wells Fargo Mortgage Backed Securities Trust
2.500 12/25/51 1,761
Series - 2022 2 (Class A18)
145,780 (c),(d) WinWater Mortgage Loan Trust
3.924 06/20/44 119
Series - 2014 1 (Class B4)
TOTAL OTHER MORTGAGE BACKED 584,765
TOTAL STRUCTURED ASSETS 823,403
(Cost $906,145)
SHARES
REFERENCERATE & SPREAD
COMMON STOCKS - 59.4%
AUTOMOBILES & COMPONENTS - 1.4%
20,710 (h) Aptiv plc 1,458
172,247 Bayerische Motoren Werke AG. 16,293
79,281 Bayerische Motoren Werke AG. (Preference) 7,001
392,600 (e) Bridgestone Corp 15,492
438,313 Cie Generale des Etablissements Michelin S.C.A 16,941
151,429 Continental AG. 8,577
320,278 Daimler AG. (Registered) 22,167
2,070,990 Honda Motor Co Ltd 22,263

CREF Social Choice Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
789,600 Isuzu Motors Ltd $ 10,497
9,879 (e),(h) Rivian Automotive, Inc 133
858,886 (h) Tesla, Inc 169,956
1,203,469 (e) Yamaha Motor Co Ltd 11,188
TOTAL AUTOMOBILES & COMPONENTS 301,966
BANKS - 2.5%
2,297,240 Banco Bilbao Vizcaya Argentaria S.A. 23,061
1,598,003 Bank Hapoalim Ltd 14,113
4,577,000 BOC Hong Kong Holdings Ltd 14,123
702,534 Citigroup, Inc 44,583
1,366 Citizens Financial Group, Inc 49
513,252 Commonwealth Bank of Australia 43,478
801,729 DNB Bank ASA 15,731
317,046 Erste Bank der Oesterreichischen Sparkassen AG. 15,008
5,531,074 HSBC Holdings plc 47,744
4,198 Huntington Bancshares, Inc 55
6,465,643 Intesa Sanpaolo S.p.A. 24,029
879,510 JPMorgan Chase & Co 177,890
210,652 KBC Groep NV 14,843
2,557 Keycorp 36
1,092,021 Mizuho Financial Group, Inc 22,984
1,880,167 Oversea-Chinese Banking Corp 19,966
19,149 PNC Financial Services Group, Inc 2,977
17,864 Regions Financial Corp 358
567,606 Societe Generale 13,345
1,721,764 Standard Chartered plc 15,547
1,476,618 Svenska Handelsbanken AB 14,111
8,538 Truist Financial Corp 332
TOTAL BANKS 524,363
CAPITAL GOODS - 4.8%
3,206 3M Co 328
564,475 ABB Ltd 31,301
2,682 Aecom Technology Corp 236
51 Allegion plc 6
246,559 Ashtead Group plc 16,439
556,944 Assa Abloy AB 15,773
1,175,815 Atlas Copco AB 22,077
1,020,634 Atlas Copco AB 16,480
88,783 (h) Axon Enterprise, Inc 26,124
272,149 Bouygues S.A. 8,748
173,619 Bunzl plc 6,596
625,302 Carrier Global Corp 39,444
257,859 Caterpillar, Inc 85,893
17,300 CNH Industrial NV 175
428 Cummins, Inc 119
131,600 Daikin Industries Ltd 18,321
100,295 DCC plc 7,000
140,686 Deere & Co 52,565
396 Dover Corp 71
251,760 Eaton Corp plc 78,939
98,775 Eiffage S.A. 9,078
366,366 Emerson Electric Co 40,359
169,686 Epiroc AB 3,400
116,048 Epiroc AB 2,130
600,355 Fanuc Ltd 16,481
42,481 Fastenal Co 2,669
576 Ferguson plc 112
146,700 Fortive Corp 10,870
3,852 Fortune Brands Innovations, Inc 250
4,492 Geberit AG. 2,646

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,855 Graco, Inc $ 226
144,700 (h) Hitachi Construction Machinery Co Ltd 3,880
386 IDEX Corp 78
261,660 Illinois Tool Works, Inc 62,003
621,227 Ingersoll Rand, Inc 56,432
6,519 Johnson Controls International plc 433
2,004,970 Keppel Corp Ltd 9,531
616,700 Komatsu Ltd 18,014
931,800 Kubota Corp 13,095
164,794 Legrand S.A. 16,357
86 Lennox International, Inc 46
82,288 Metso Outotec Oyj 875
1,064,600 Mitsubishi Electric Corp 17,060
559,800 Obayashi Corp 6,690
386 Owens Corning, Inc 67
455 Pentair plc 35
162,290 Quanta Services, Inc 41,236
33,153 Rockwell Automation, Inc 9,126
772,351 Sandvik AB 15,520
169,967 Schneider Electric S.A. 40,749
227,689 Siemens AG. 42,379
17,001 SKF AB (B Shares) 342
669 Toro Co 63
63,492 Trane Technologies plc 20,884
55,288 United Rentals, Inc 35,756
646,357 Vestas Wind Systems A.S. 14,988
771,351 Volvo AB (B Shares) 19,819
45,941 W.W. Grainger, Inc 41,450
638,265 Wartsila Oyj (B Shares) 12,374
91,130 Xylem, Inc 12,360
TOTAL CAPITAL GOODS 1,026,498
COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
300,262 Automatic Data Processing, Inc 71,670
1,479,357 Brambles Ltd 14,276
11,087 Broadridge Financial Solutions, Inc 2,184
368,740 (e) Bureau Veritas S.A. 10,247
732,892 Computershare Ltd 12,818
1,112,065 (h) Copart, Inc 60,230
5,414 Dai Nippon Printing Co Ltd 183
43,379 Intertek Group plc 2,622
71,655 Paychex, Inc 8,495
37,666 Randstad Holdings NV 1,710
547,900 Recruit Holdings Co Ltd 29,481
675,061 RELX plc 30,931
75,971 Secom Co Ltd 4,499
101,233 SGS S.A. 9,025
1,371 TransUnion 102
1,081 Veralto Corp 103
22,312 Verisk Analytics, Inc 6,014
43,015 Wolters Kluwer NV 7,103
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 271,693
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.2%
111 (h) Autozone, Inc 329
569 Bath & Body Works, Inc 22
184 (h) Burlington Stores, Inc 44
899 (h) Carmax, Inc 66
29,575 Dieteren S.A. 6,262
55,900 Don Quijote Co Ltd 1,308
3,078 Dufry Group 120
453,624 eBay, Inc 24,369

CREF Social Choice Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
90,154 (h) Etsy, Inc $ 5,317
59,400 Fast Retailing Co Ltd 15,025
135,125 Genuine Parts Co 18,690
2,011 Hennes & Mauritz AB (B Shares) 32
353,709 Home Depot, Inc 121,761
474,989 Industria de Diseno Textil S.A. 23,571
281,904 LKQ Corp 11,724
322,902 Lowe's Cos, Inc 71,187
342 (h) Mercadolibre, Inc 562
67,033 Pool Corp 20,601
591,923 Prosus NV 21,048
1,028,800 (h) Rakuten, Inc 5,330
760,389 TJX Cos, Inc 83,719
968 Tractor Supply Co 261
30 (h) Ulta Beauty, Inc 12
514,487 Wesfarmers Ltd 22,278
812 Williams-Sonoma, Inc 229
147,728 (d),(h) Zalando SE 3,468
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 457,335
CONSUMER DURABLES & APPAREL - 0.8%
74,020 Adidas-Salomon AG. 17,673
382,837 Barratt Developments plc 2,274
67,810 Berkeley Group Holdings plc 3,918
143,502 Burberry Group plc 1,594
239 (h) Deckers Outdoor Corp 231
118,406 DR Horton, Inc 16,687
11,767 Hermes International 27,177
47,540 Kering 17,292
70,613 (h) Lululemon Athletica, Inc 21,092
175,418 Moncler S.p.A 10,761
10 (h) NVR, Inc 76
1,811,300 Panasonic Corp 14,890
714 Pulte Homes, Inc 79
18,310 (e) Puma AG. Rudolf Dassler Sport 841
237,400 Sekisui House Ltd 5,276
412,700 Sony Corp 35,171
1,066,941 Taylor Wimpey plc 1,911
TOTAL CONSUMER DURABLES & APPAREL 176,943
CONSUMER SERVICES - 1.5%
264,769 Amadeus IT Holding S.A. 17,619
22,392 Booking Holdings, Inc 88,706
791,723 Compass Group plc 21,569
1,856 Darden Restaurants, Inc 281
521 Domino's Pizza, Inc 269
4,038 (h) DoorDash, Inc 439
363,687 McDonald's Corp 92,682
631,300 Oriental Land Co Ltd 17,641
745,735 Pearson plc 9,312
119,468 Sodexho Alliance S.A. 10,762
623,953 Starbucks Corp 48,575
128,366 Whitbread plc 4,818
115,447 Yum! Brands, Inc 15,292
TOTAL CONSUMER SERVICES 327,965
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.8%
226,600 Aeon Co Ltd 4,850
772,891 (e) Carrefour S.A. 10,952
1,062,736 Coles Group Ltd 12,039
170,843 (h) Dollar Tree, Inc 18,241
2,092,292 J Sainsbury plc 6,741

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
47,314 Kesko Oyj (B Shares) $ 833
298,495 Koninklijke Ahold Delhaize NV 8,784
605,289 Kroger Co 30,222
309,188 Target Corp 45,772
4,441,700 Tesco plc 17,157
13,303 Walgreens Boots Alliance, Inc 161
772,902 Woolworths Ltd 17,353
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 173,105
ENERGY - 0.7%
1,952,199 Baker Hughes Co 68,659
7,393 Cheniere Energy, Inc 1,293
582,389 Neste Oil Oyj 10,392
822,521 ONEOK, Inc 67,077
6,299 Targa Resources Corp 811
TOTAL ENERGY 148,232
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.2%
216,354 American Tower Corp 42,055
817 Boston Properties, Inc 50
1,190 Crown Castle, Inc 116
78,855 Equinix, Inc 59,662
63,130 Fonciere Des Regions 3,019
57,469 Gecina S.A. 5,305
881,820 Goodman Group 20,344
688,636 GPT Group 1,836
45,543 Iron Mountain, Inc 4,082
289,491 Klepierre 7,729
582,369 Prologis, Inc 65,406
32 SBA Communications Corp 6
322,899 Segro plc 3,653
6,604 Stockland Trust Group 18
158,860 Unibail-Rodamco-Westfield 12,554
340,671 Welltower, Inc 35,515
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 261,350
FINANCIAL SERVICES - 4.5%
510,807 3i Group plc 19,687
2,554 Ally Financial, Inc 101
351,880 American Express Co 81,478
122,521 Ameriprise Financial, Inc 52,340
6,128 Annaly Capital Management, Inc 117
542,377 Bank of New York Mellon Corp 32,483
1,700,300 Daiwa Securities Group, Inc 13,054
99,834 Deutsche Boerse AG. 20,406
25,520 Discover Financial Services 3,338
56,425 Eurazeo 4,499
151 Factset Research Systems, Inc 62
42,757 Fidelity National Information Services, Inc 3,222
188,671 Goldman Sachs Group, Inc 85,340
318,946 Hong Kong Exchanges and Clearing Ltd 10,207
198,699 London Stock Exchange Group plc 23,561
260 MarketAxess Holdings, Inc 52
288,223 Mastercard, Inc (Class A) 127,153
170,735 Moody's Corp 71,868
798,975 Morgan Stanley 77,652
158,004 Nasdaq Stock Market, Inc 9,521
2,611,900 (h) Nomura Holdings, Inc 15,087
1,142 Northern Trust Corp 96
752,300 ORIX Corp 16,674
297,223 (h) PayPal Holdings, Inc 17,248
202,615 S&P Global, Inc 90,366

CREF Social Choice Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
652,700 Schroders plc $ 2,987
1,437 Synchrony Financial 68
1,137,688 UBS Group AG 33,414
522,815 Visa, Inc (Class A) 137,223
TOTAL FINANCIAL SERVICES 949,304
FOOD, BEVERAGE & TOBACCO - 2.4%
356,363 Ajinomoto Co, Inc 12,542
288,458 Archer-Daniels-Midland Co 17,437
414,105 Associated British Foods plc 12,930
797 Barry Callebaut AG. 1,299
1,758 Bunge Global S.A. 188
3,095 Campbell Soup Co 140
1,710,182 Coca-Cola Co 108,853
202,358 (h) Coca-Cola Europacific Partners plc 14,746
296,175 Coca-Cola HBC AG. 10,080
1,330 ConAgra Brands, Inc 38
322,892 Danone 19,777
536,927 General Mills, Inc 33,966
5,201 Hormel Foods Corp 159
3,495 Kellogg Co 202
164,516 Kerry Group plc (Class A) 13,332
269,077 Keurig Dr Pepper, Inc 8,987
860,000 Kikkoman Corp 9,995
1,629,004 Kraft Heinz Co 52,487
38,631 Lamb Weston Holdings, Inc 3,248
50,554 McCormick & Co, Inc 3,586
640,665 Mowi ASA 10,648
709,580 Nestle S.A. 72,430
945,310 Orkla ASA 7,666
598,845 PepsiCo, Inc 98,767
2,590,214 Wilmar International Ltd 5,906
TOTAL FOOD, BEVERAGE & TOBACCO 519,409
HEALTH CARE EQUIPMENT & SERVICES - 2.7%
80,806 Alcon, Inc 7,183
56,395 AmerisourceBergen Corp 12,706
155,988 Amplifon S.p.A. 5,547
75,171 Cigna Group 24,849
24,050 Cochlear Ltd 5,309
54,834 Coloplast A.S. 6,592
208,438 (h) Cooper Cos, Inc 18,197
188 (h) DaVita, Inc 26
66,756 (h) Demant A.S. 2,891
466,876 (h) Edwards Lifesciences Corp 43,125
153,436 Elevance Health, Inc 83,141
144,498 HCA, Inc 46,424
529 (h) Henry Schein, Inc 34
4,376 (h) Hologic, Inc 325
107,100 (h) Hoya Corp 12,524
81,108 (h) IDEXX Laboratories, Inc 39,516
372 (h) Insulet Corp 75
1,211 Labcorp Holdings, Inc 246
95,219 McKesson Corp 55,612
116 (h) Molina Healthcare, Inc 35
1,177 Quest Diagnostics, Inc 161
167,782 Ramsay Health Care Ltd 5,297
4,555 (h) Solventum Corp 241
212,936 Sonic Healthcare Ltd 3,719
41,972 Sonova Holdings AG 12,930
68,880 STERIS plc 15,122
71,300 Sysmex Corp 1,151

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
9,654 Teleflex, Inc $ 2,031
431,372 Terumo Corp 7,154
299,606 UnitedHealth Group, Inc 152,577
16,967 Zimmer Biomet Holdings, Inc 1,841
TOTAL HEALTH CARE EQUIPMENT & SERVICES 566,581
HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
2,111 Church & Dwight Co, Inc 219
589 Clorox Co 80
291,614 Essity AB 7,455
94,134 Henkel KGaA 7,406
138,179 Henkel KGaA (Preference) 12,303
171,400 (e) Kao Corp 6,939
1,125 Kimberly-Clark Corp 156
78,678 L'Oreal S.A. 34,631
827,822 Procter & Gamble Co 136,524
263,230 Reckitt Benckiser Group plc 14,241
2,100 Uni-Charm Corp 68
753,892 Unilever plc 41,379
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 261,401
INSURANCE - 3.0%
1,953,460 Aegon NV 12,078
4,004,600 AIA Group Ltd 27,094
128,659 Allianz AG. 35,733
686,328 Assicurazioni Generali S.p.A. 17,086
147 Assurant, Inc 25
2,497,257 Aviva plc 15,042
723,247 AXA S.A. 23,702
275,319 Gjensidige Forsikring ASA 4,914
191,867 Hartford Financial Services Group, Inc 19,290
1,136,834 Insurance Australia Group Ltd 5,389
5,050,483 Legal & General Group plc 14,462
381,526 Marsh & McLennan Cos, Inc 80,395
829,500 Mitsui Sumitomo Insurance Group Holdings, Inc 18,519
52,539 Muenchener Rueckver AG. 26,267
298,467 NN Group NV 13,872
388,229 Progressive Corp 80,639
501,770 Prudential Financial, Inc 58,802
1,286,407 QBE Insurance Group Ltd 14,850
102,684 Sampo Oyj 4,428
719,500 Sompo Holdings, Inc 15,414
1,323,469 Suncorp-Metway Ltd 15,305
22,780 Swiss Life Holding 16,719
159,750 Swiss Re AG. 19,805
1,200 T&D Holdings, Inc 21
727,000 Tokio Marine Holdings, Inc 27,320
230,252 Travelers Cos, Inc 46,820
53,583 Zurich Insurance Group AG 28,543
TOTAL INSURANCE 642,534
MATERIALS - 2.6%
201,229 Akzo Nobel NV 12,265
4,235 Amcor plc 41
486,740 Antofagasta plc 12,936
480,800 Asahi Kasei Corp 3,087
132,504 Avery Dennison Corp 28,972
434,747 Ball Corp 26,093
376,513 Boliden AB 12,109
62,682 Croda International plc 3,118
139,589 DSM-Firmenich AG. 15,718
297,075 Ecolab, Inc 70,704

CREF Social Choice Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
259,893 Endeavour Mining plc $ 5,531
314,096 Evonik Industries AG. 6,409
1,058,979 Fortescue Metals Group Ltd 15,076
4,428 Givaudan S.A. 20,974
37,325 Holmen AB 1,469
702 International Flavors & Fragrances, Inc 67
1,576 International Paper Co 68
134,834 (h) James Hardie Industries plc 4,220
586,475 LyondellBasell Industries NV 56,102
241,823 Mineral Resources Ltd 8,651
602 Mitsui Chemicals, Inc 17
1,539,720 Newmont Goldcorp Corp 64,468
735,500 Nippon Paint Co Ltd 4,808
89,700 Nitto Denko Corp 7,115
16,429 Novozymes A.S. 1,004
3,935,661 (e) Pilbara Minerals Ltd 8,008
20,489 PPG Industries, Inc 2,579
714,400 Shin-Etsu Chemical Co Ltd 27,777
74,729 SIG Group AG. 1,373
72,742 Sika AG. 20,765
311,500 Smurfit Kappa Group plc 13,894
286,521 Steel Dynamics, Inc 37,104
152,065 Stora Enso Oyj (R Shares) 2,077
340,300 Sumitomo Metal Mining Co Ltd 10,339
310,573 Svenska Cellulosa AB (B Shares) 4,571
1,875,000 Toray Industries, Inc 8,893
282,392 (e) Umicore S.A. 4,250
433,312 UPM-Kymmene Oyj 15,219
212,005 Westrock Co 10,655
TOTAL MATERIALS 548,526
MEDIA & ENTERTAINMENT - 2.9%
28,156 (d) Auto Trader Group plc 283
85,531 (h) Charter Communications, Inc 25,570
2,168,147 Comcast Corp (Class A) 84,905
437,918 Electronic Arts, Inc 61,015
296,341 Fox Corp (Class A) 10,185
339,121 Fox Corp (Class B) 10,859
717,697 Informa plc 7,745
2,183 Interpublic Group of Cos, Inc 63
3,576 (h) Liberty Media Corp-Liberty Formula One (Class C) 257
175,126 (h) NetFlix, Inc 118,189
1,200,672 News Corp (Class A) 33,102
412,300 Nintendo Co Ltd 22,017
252,795 Omnicom Group, Inc 22,676
162,165 Paramount Global (Class B) 1,685
152,898 (e) Publicis Groupe S.A. 16,241
42,683 (e) REA Group Ltd 5,573
1,216 (h) Roku, Inc 73
11,053 Seek Ltd 157
31,164 (h) Snap, Inc 518
350,858 (h) Take-Two Interactive Software, Inc 54,555
489,640 Universal Music Group NV 14,566
878,900 Walt Disney Co 87,266
1,791,218 (h) Warner Bros Discovery, Inc 13,327
1,340,772 WPP plc 12,277
2,391,525 Z Holdings Corp 5,775
TOTAL MEDIA & ENTERTAINMENT 608,879
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.3%
156,525 Agilent Technologies, Inc 20,290
280,940 Amgen, Inc 87,780

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
783,526 Astellas Pharma, Inc $ 7,730
6,777 (h) Avantor, Inc 144
397 (h) Biogen, Inc 92
510,163 Bristol-Myers Squibb Co 21,187
712,347 Daiichi Sankyo Co Ltd 24,757
349,878 Danaher Corp 87,417
198,400 Eisai Co Ltd 8,167
225,852 Eli Lilly & Co 204,482
47,417 (h) Genmab AS 11,882
46,590 Gilead Sciences, Inc 3,197
1,438,527 GSK plc 27,669
95,626 (h) IQVIA Holdings, Inc 20,219
276,100 Kyowa Hakko Kogyo Co Ltd 4,733
34,746 Lonza Group AG. 18,916
91,621 Merck KGaA 15,152
5,753 (h) Mettler-Toledo International, Inc 8,040
541,190 Novartis AG. 57,621
814,430 Novo Nordisk A.S. 116,532
274,800 Ono Pharmaceutical Co Ltd 3,755
75,480 (h) Regeneron Pharmaceuticals, Inc 79,332
248 (h) Repligen Corp 31
109,200 Shionogi & Co Ltd 4,253
10,195 (h) Waters Corp 2,958
37,568 West Pharmaceutical Services, Inc 12,374
360,183 Zoetis, Inc 62,441
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 911,151
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
3,519,873 Capitaland Investment Ltd 6,884
314,304 (h) CBRE Group, Inc 28,008
537,200 Daiwa House Industry Co Ltd 13,677
46,129 LEG Immobilien SE 3,768
875,072 Mitsubishi Estate Co Ltd 13,777
1,743,951 Mitsui Fudosan Co Ltd 16,051
5,286,000 Sino Land Co 5,440
602,500 Swire Pacific Ltd (Class A) 5,319
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 92,924
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.2%
319,000 Advantest Corp 12,928
426,563 Applied Materials, Inc 100,665
100,887 ASML Holding NV 102,820
219,129 (h) First Solar, Inc 49,405
2,699,960 Intel Corp 83,618
85,974 Lam Research Corp 91,549
12,506 Marvell Technology, Inc 874
5,311,605 Nvidia Corp 656,196
271,214 NXP Semiconductors NV 72,981
912,344 Renesas Electronics Corp 17,302
486,905 Texas Instruments, Inc 94,718
158,700 Tokyo Electron Ltd 34,739
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,317,795
SOFTWARE & SERVICES - 7.7%
202,020 (h) Adobe, Inc 112,230
92,326 (h) Ansys, Inc 29,683
249,849 (h) Autodesk, Inc 61,825
235,200 (h) Cadence Design Systems, Inc 72,383
381 (e),(h) Ceridian HCM Holding, Inc 19
362,027 Dassault Systemes SE 13,613
1,140,700 Fujitsu Ltd 17,890
724 (h) HubSpot, Inc 427

CREF Social Choice Account June 30, 2024

Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
527,737 International Business Machines Corp $ 91,272
142,464 Intuit, Inc 93,629
1,590,266 Microsoft Corp 710,769
200,781 NEC Corp 16,556
190,600 Nomura Research Institute Ltd 5,387
184 (h) Paylocity Holding Corp 24
294,915 (h) PTC, Inc 53,577
421,853 Salesforce, Inc 108,459
290,726 SAP AG. 58,400
120,006 (h) ServiceNow, Inc 94,405
38,200 Sumisho Computer Systems Corp 764
132,340 (h) Synopsys, Inc 78,750
178,295 WiseTech Global Ltd 11,853
2,113 (h) Workday, Inc 472
108,621 (h) Xero Ltd 9,823
TOTAL SOFTWARE & SERVICES 1,642,210
TECHNOLOGY HARDWARE & EQUIPMENT - 1.3%
33,100 Brother Industries Ltd 584
696,600 FUJIFILM Holdings Corp 16,340
3,167,964 Hewlett Packard Enterprise Co 67,066
1,633,731 HP, Inc 57,213
155,000 Ibiden Co Ltd 6,344
410,770 (h) Keysight Technologies, Inc 56,173
46,200 Omron Corp 1,600
754,755 Ricoh Co Ltd 6,469
9,000 Seiko Epson Corp 141
151,655 Shimadzu Corp 3,801
288,359 TDK Corp 17,732
796,457 (h) Trimble Inc 44,538
75,632 Yokogawa Electric Corp 1,837
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 279,838
TELECOMMUNICATION SERVICES - 1.0%
7,700,311 (e) BT Group plc 13,652
431,632 (d) Cellnex Telecom S.A. 14,039
82,257 Elisa Oyj (Series A) 3,766
744,532 KDDI Corp 19,724
546,726 Koninklijke KPN NV 2,095
1,614,000 SoftBank Corp 19,739
15,260 Swisscom AG. 8,581
157,173 Tele2 AB (B Shares) 1,587
1,387,674 Telecom Corp of New Zealand Ltd 3,516
866,141 Telenor ASA 9,873
1,672,871 TeliaSonera AB 4,485
5,505,365 Telstra Corp Ltd 13,291
2,226,224 Verizon Communications, Inc 91,809
17,939,419 Vodafone Group plc 15,873
TOTAL TELECOMMUNICATION SERVICES 222,030
TRANSPORTATION - 1.2%
1,382,339 Auckland International Airport Ltd 6,424
363 CH Robinson Worldwide, Inc 32
1,642,824 CSX Corp 54,953
807,800 East Japan Railway Co 13,450
35,356 Expeditors International Washington, Inc 4,412
2,615,537 (h) Grab Holdings Ltd 9,285
270,700 Hankyu Hanshin Holdings, Inc 7,221
24,658 JB Hunt Transport Services, Inc 3,945
24,100 Kintetsu Corp 526
43,571 Kuehne & Nagel International AG. 12,539
2,224,364 MTR Corp 7,021

SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
87,700 (e) Nippon Express Holdings, Inc $ 4,059
196,831 Old Dominion Freight Line 34,760
100,000 SG Holdings Co Ltd 925
2,052,882 Transurban Group 16,931
502,157 United Parcel Service, Inc (Class B) 68,720
343,200 West Japan Railway Co 6,404
TOTAL TRANSPORTATION 251,607
UTILITIES - 0.8%
133,355 American Water Works Co, Inc 17,224
663,932 Consolidated Edison, Inc 59,369
4,761 Essential Utilities, Inc 178
5,834 Eversource Energy 331
478,428 Exelon Corp 16,558
2,192,978 Iberdrola S.A. 28,454
372,232 Mercury NZ Ltd 1,488
880,239 Meridian Energy Ltd 3,372
2,075,342 National Grid plc 23,174
241,203 Orsted AS 12,813
TOTAL UTILITIES 162,961
TOTAL COMMON STOCKS 12,646,600
(Cost $9,941,689)
PREFERRED STOCKS - 0.1%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
390,000 (e) Brookfield Property Partners LP 5,128
681,850 Brookfield Property Partners LP 8,087
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 13,215
UTILITIES - 0.1%
490,000 (e) Brookfield Infrastructure Partners LP 9,095
308,000 (e) Brookfield Renewable Partners LP 5,664
TOTAL UTILITIES 14,759
TOTAL PREFERRED STOCKS 27,974
(Cost $46,746)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
774 (a) ABIOMED, Inc 12/31/29 1
155,988 Amplifon S.p.A. 07/09/24 1
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2
TOTAL RIGHTS/WARRANTS 2
(Cost $1)
TOTAL LONG-TERM INVESTMENTS 21,100,765
(Cost $18,902,735)

CREF Social Choice Account June 30, 2024

Portfolio of Investments
(continued)
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE
VALUE
(000)
SHORT-TERM INVESTMENTS - 0.5%
GOVERNMENT AGENCY DEBT - 0.2%
$ 25,000,000 Federal Home Loan Bank (FHLB) 0.000% 08/30/24 $ 24,771
5,000,000 Tennessee Valley Authority (TVA) 0.000 07/10/24 4,991
TOTAL GOVERNMENT AGENCY DEBT 29,762
REPURCHASE AGREEMENT - 0.2%
41,438,000 (i) Fixed Income Clearing Corporation 5.320 07/01/24 41,438
TOTAL REPURCHASE AGREEMENT 41,438
TREASURY DEBT - 0.1%
5,031,000 United States Treasury Bill 0.000 07/05/24 5,028
5,000,000 United States Treasury Bill 0.000 07/25/24 4,982
10,000,000 United States Treasury Bill 0.000 07/30/24 9,958
5,000,000 United States Treasury Bill 0.000 08/13/24 4,969
4,330,000 United States Treasury Bill 0.000 08/29/24 4,293
TOTAL TREASURY DEBT 29,230
TOTAL SHORT-TERM INVESTMENTS 100,430
(Cost $100,442)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.5%
105,363,735 (j) State Street Navigator Securities Lending Government Money Market Portfolio 5.330 (k) 105,364
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 105,364
(Cost $105,364)
TOTAL INVESTMENTS - 100.0% 21,306,559
(Cost $19,108,541)
OTHER ASSETS & LIABILITIES, NET - (0.0)% (8,165)
NET ASSETS - 100.0% $21,298,394
CME Chicago Mercantile Exchange
EUR Euro
LIBOR London Interbank Offered Rate
M Month
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
^
Amount represents less than $1,000.
(a)
For fair value measurement disclosure purposes, investment classified as Level 3.
(b)
In default
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,926,253,530 or 9.0% of Total Investments.
(e)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $148,798,245.
(f)
Perpetual security
(g)
When-issued or delayed delivery security.
(h)
Non-income producing
(i) Agreement with Fixed Income Clearing Corporation, 5.320% dated 6/28/24 to be repurchased at $41,456,371 on 7/1/24, collateralized by Government Agency Securities, with coupon rate 1.500% and maturity date 8/15/26, valued at $42,266,925.
(j)
Investments made with cash collateral received from securities on loan.
(k)
The rate shown is the one-day yield as of the end of the reporting period.

Forward Foreign Currency Contracts
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
$ 20,046 EUR 18,663 JPMorgan Chase Bank N.A 07/16/24   $ 44
EUR 2,575 $ 2,803 Morgan Stanley Capital Services 07/16/24   $ (43)
EUR 4,579 $ 4,991 Morgan Stanley Capital Services 07/16/24 (83)
EUR 2,494 $ 2,719 Morgan Stanley Capital Services 07/16/24 (46)
EUR 2,574 $ 2,799 Morgan Stanley Capital Services 07/16/24 (41)
Total   $ (213)
Total   $ (169)
EUR Euro

CREF Money Market Account June 30, 2024
Portfolio of Investments

(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
SHORT-TERM INVESTMENTS - 103.4%
GOVERNMENT AGENCY DEBT - 15.1%
$ 2,450,000 Federal Agricultural Mortgage Corp (FAMC) 0 .000% 12/30/24 $ 2,388
20,300,000 Federal Farm Credit Bank (FFCB) 0 .000 07/02/24 20,297
8,000,000 FFCB 0 .000 10/02/24 7,893
56,800,000 FFCB 0 .000 10/18/24 55,978
20,000,000 FFCB 0 .000 12/10/24 19,578
20,500,000 FFCB 0 .000 02/19/25 19,855
16,000,000 FFCB 5 .000 03/28/25 15,999
42,940,000 FFCB 5 .125 05/22/25 42,906
81,205,000 Federal Home Loan Bank (FHLB) 0 .000 07/02/24 81,193
32,400,000 FHLB 0 .000 07/03/24 32,391
6,800,000 FHLB 0 .000 08/09/24 6,762
77,600,000 FHLB 0 .000 08/14/24 77,114
900,000 FHLB 0 .000 09/13/24 890
25,235,000 FHLB 0 .000 09/27/24 24,911
191,500,000 FHLB 0 .000 10/15/24 188,664
139,346,000 FHLB 0 .000 10/31/24 136,994
495,000 FHLB 0 .000 12/23/24 483
40,500,000 FHLB 0 .000 01/16/25 39,414
60,500,000 FHLB 0 .000 01/23/25 58,840
3,500,000 FHLB 0 .000 01/30/25 3,399
73,509,000 FHLB 0 .000 02/05/25 71,423
20,240,000 FHLB 0 .000 02/06/25 19,666
62,000,000 FHLB 0 .000 02/10/25 60,164
81,000,000 FHLB 0 .000 02/14/25 78,532
82,000,000 FHLB 0 .000 02/18/25 79,463
21,000,000 FHLB 0 .000 02/21/25 20,308
83,000,000 FHLB 0 .000 02/26/25 80,344
150,000 FHLB 0 .000 02/28/25 145
6,500,000 FHLB 0 .000 03/21/25 6,270
40,850,000 FHLB 0 .000 04/02/25 39,337
57,500,000 FHLB 0 .000 04/17/25 55,207
18,740,000 FHLB 5 .125 05/15/25 18,730
81,000,000 FHLB 0 .000 05/16/25 77,447
17,000,000 FHLB 0 .000 05/29/25 16,222
TOTAL GOVERNMENT AGENCY DEBT 1,459,207
REPURCHASE AGREEMENT - 47.7%
3,920,000,000
(a)
Bank of New York Mellon 5 .320 07/01/24 3,920,000
695,374,000
(b)
Fixed Income Clearing Corporation 5 .320 07/01/24 695,374
TOTAL REPURCHASE AGREEMENT 4,615,374
TREASURY DEBT - 21.6%
163,000,000 United States Treasury Bill 0 .000 07/09/24 162,811
84,000,000 United States Treasury Bill 0 .000 07/11/24 83,877
50,000,000 United States Treasury Bill 0 .000 08/01/24 49,774
80,950,000 United States Treasury Bill 0 .000 08/08/24 80,519
113,000,000 United States Treasury Bill 0 .000 08/13/24 112,293
163,000,000 United States Treasury Bill 0 .000 08/15/24 161,968
109,000,000 United States Treasury Bill 0 .000 08/20/24 108,207
40,900,000 United States Treasury Bill 0 .000 08/29/24 40,556
162,000,000 United States Treasury Bill 0 .000 09/05/24 160,484
55,940,000 United States Treasury Bill 0 .000 10/03/24 55,182
71,970,000 United States Treasury Bill 0 .000 10/10/24 70,935
82,000,000 United States Treasury Bill 0 .000 10/17/24 80,732
350,000,000 United States Treasury Bill 0 .000 10/29/24 343,961
42,000,000 United States Treasury Bill 0 .000 12/19/24 40,973
42,000,000 United States Treasury Bill 0 .000 12/26/24 40,932
20,250,000 United States Treasury Bill 0 .000 02/20/25 19,596
80,750,000 United States Treasury Bill 0 .000 03/20/25 77,923

Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE
VALUE
(000)
$ 40,445,000 United States Treasury Bill 0 .000% 04/17/25 $ 38,844
144,700,000 United States Treasury Bill 0 .000 05/15/25 138,380
65,750,000 United States Treasury Bill 0 .000 06/12/25 62,647
40,000,000 United States Treasury Note 0 .750 11/15/24 39,343
41,000,000 United States Treasury Note 2 .250 11/15/24 40,600
62,250,000 United States Treasury Note 3 .875 04/30/25 61,602
21,000,000 United States Treasury Note 2 .125 05/15/25 20,453
TOTAL TREASURY DEBT 2,092,592
TREASURY INFLATION PROTECTED SECURITIES - 0.3%
26,406,600
(c)
United States Treasury Inflation Indexed Bonds 0 .125 07/15/24 26,389
TOTAL TREASURY INFLATION PROTECTED SECURITIES 26,389
VARIABLE RATE SECURITIES - 18.7%
16,000,000
(d)
Federal Farm Credit Bank (FFCB)
SOFR - 0.000%
5 .340 07/23/24 16,000
20,250,000
(d)
FFCB
SOFR + 0.060%
5 .400 09/09/24 20,252
40,605,000
(d)
Federal Home Loan Bank (FHLB)
SOFR - 0.000%
5 .340 07/02/24 40,605
162,000,000
(d)
FHLB
SOFR - 0.000%
5 .340 07/25/24 162,000
162,000,000
(d)
FHLB
SOFR - 0.000%
5 .340 07/29/24 162,000
405,000,000
(d)
FHLB
SOFR - 0.000%
5 .340 07/30/24 405,000
364,500,000
(d)
FHLB
SOFR - 0.000%
5 .340 08/14/24 364,500
243,000,000
(d)
FHLB
SOFR - 0.000%
5 .340 08/20/24 243,000
81,000,000
(d)
FHLB
SOFR + 0.005%
5 .345 09/23/24 81,000
121,000,000
(d)
FHLB
SOFR + 0.005%
5 .345 09/26/24 121,000
121,000,000
(d)
FHLB
SOFR + 0.005%
5 .345 10/07/24 121,000
79,000,000
(d)
United States Treasury Floating Rate Note
US Treasury Bill 3 M + 0.037%
5 .342 07/31/24 78,997
TOTAL VARIABLE RATE SECURITIES 1,815,354
TOTAL SHORT-TERM INVESTMENTS 10,008,916
(Cost $10,008,916)
TOTAL INVESTMENTS - 103.4% 10,008,916
(Cost $10,008,916)
OTHER ASSETS & LIABILITIES, NET - (3.4)% (327,689)
NET ASSETS - 100.0% $9,681,227
M Month
SOFR Secure Overnight Financing Rate
(a) Agreement with Bank of New York Mellon, 5.320% dated 6/28/24 to be repurchased at $3,921,737,867 on 7/1/24, collateralized by Government Agency Securities, with coupon rates 0.125%–4.375% and maturity dates 7/15/25–1/15/32, valued at $3,993,435,898.
(b) Agreement with Fixed Income Clearing Corporation, 5.320% dated 6/28/24 to be repurchased at $695,682,282 on 7/1/24, collateralized by Government Agency
Securities, with coupon rates 0.125%–4.500% and maturity date 7/15/26, valued at $709,281,617.
(c)
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(d) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Approval of Investment Management Agreement in Item 1.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

College Retirement Equities Fund

Date: September 5, 2024	By:	/s/ Christopher Stickrod Christopher Stickrod Principal Executive Officer and Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 5, 2024	By:	/s/ Christopher Stickrod Christopher Stickrod Principal Executive Officer and Executive Vice President (principal executive officer)

Date: September 5, 2024	By:	/s/ E. Scott Wickerham E. Scott Wickerham Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)